UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-04878

SEI Institutional Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

March 31, 2018

SEMI-ANNUAL REPORT

SEI Institutional Managed Trust

›	Large Cap Fund

›	Large Cap Value Fund

›	Large Cap Growth Fund

›	Large Cap Index Fund

›	Tax-Managed Large Cap Fund

›	S&P 500 Index Fund

›	Small Cap Fund

›	Small Cap Value Fund

›	Small Cap Growth Fund

›	Tax-Managed Small/Mid Cap Fund

›	Mid-Cap Fund

›	U.S. Managed Volatility Fund

›	Global Managed Volatility Fund

›	Tax-Managed Managed Volatility Fund

›	Tax-Managed International Managed Volatility Fund

›	Real Estate Fund

›	Enhanced Income Fund

›	Core Fixed Income Fund

›	U.S. Fixed Income Fund

›	High Yield Bond Fund

›	Conservative Income Fund

›	Tax-Free Conservative Income Fund

›	Real Return Fund

›	Dynamic Asset Allocation Fund

› Multi-Strategy Alternative Fund › Multi-Asset Accumulation Fund › Multi-Asset Income Fund › Multi-Asset Inflation Managed Fund › Multi-Asset Capital Stability Fund › Long/Short Alternative Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Consumer Discretionary — 11.6%
Amazon.com Inc, Cl A *	1.2%	21,848	$31,622
Dollar General Corp	1.2	335,211	31,359
Home Depot Inc	0.7	101,410	18,075
Lowe’s Cos Inc	1.1	318,618	27,959
NIKE Inc, Cl B	0.6	245,725	16,326
Ross Stores Inc	0.6	196,271	15,305
TJX Inc	0.6	187,320	15,278
Other Securities (A)	5.6		138,060
			293,984
Consumer Staples — 7.9%
Colgate-Palmolive Co	0.6	228,297	16,364
CVS Health Corp	0.9	384,654	23,929
JM Smucker Co	1.1	218,772	27,130
Kroger Co	0.7	711,689	17,038
PepsiCo Inc	0.9	201,931	22,041
Philip Morris International	0.8	193,958	19,279
Walmart Inc	0.6	173,420	15,429
Other Securities	2.3		60,819
			202,029
Energy — 5.1%
Chevron Corp	0.7	147,777	16,853
Valero Energy Corp	0.6	168,221	15,606
Other Securities (A)	3.8		97,881
			130,340
Financials — 16.7%
Aflac Inc	0.9	535,352	23,427
Allstate Corp	0.6	158,449	15,021
Bank of America Corp	0.9	784,421	23,525
Citigroup Inc	0.9	339,217	22,897
JPMorgan Chase & Co	1.1	250,838	27,585
Moody’s Corp	1.1	174,940	28,218
MSCI, Cl A	0.7	116,169	17,364
State Street	0.8	201,400	20,086

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Travelers Cos Inc	0.6%	114,089	$15,842
US Bancorp	0.7	332,777	16,805
Other Securities (B)	8.4		213,421
			424,191
Health Care — 14.0%
Amgen Inc, Cl A	1.0	151,106	25,761
Becton Dickinson and Co	1.0	115,171	24,958
Biogen Inc *	0.9	82,127	22,488
Gilead Sciences Inc	0.7	238,637	17,991
Johnson & Johnson	1.8	367,397	47,082
Merck Co Inc	0.7	328,657	17,902
Mettler-Toledo International *	0.7	30,661	17,631
UnitedHealth Group Inc	2.0	235,844	50,471
Other Securities (A)	5.2		133,077
			357,361
Industrials — 10.1%
3M Co	1.0	117,829	25,866
Boeing Co	0.9	68,997	22,623
Illinois Tool Works	0.8	122,382	19,172
WW Grainger Inc	0.7	61,832	17,453
Other Securities (A)	6.7		171,435
			256,549
Information Technology — 20.2%
Alphabet Inc, Cl A *	1.4	35,217	36,525
Alphabet Inc, Cl C *	0.4	10,762	11,104
Apple Inc	0.8	116,116	19,482
Applied Materials Inc	1.0	451,566	25,112
Intel Corp	0.9	436,725	22,745
Mastercard Inc, Cl A	1.4	197,869	34,659
Micron Technology Inc *	0.7	323,430	16,864
Microsoft Corp	1.8	490,521	44,770
Oracle Corp, Cl B	0.8	449,561	20,567
PayPal Holdings Inc *	0.6	198,565	15,065
Visa Inc, Cl A	0.9	197,204	23,590
Other Securities (A)	9.9		256,246
			515,625
Materials — 4.6%
LyondellBasell Industries, Cl A	0.7	164,928	17,430
Sherwin-Williams Co, Cl A	0.9	55,717	21,848
Other Securities	3.0		78,792
			118,070
Real Estate — 1.2%
Other Securities ‡(A)	1.2		31,413

Telecommunication Services — 1.2%
Other Securities	1.2		29,806

Utilities — 2.2%
Exelon Corp	0.7	428,863	16,730

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Other Securities	1.5%		$39,362
			56,092
Total Common Stock (Cost $1,820,066) ($ Thousands)			2,415,460

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
1.750% **†(C)	0.6	15,568,546	15,577

Total Affiliated Partnership (Cost $15,566) ($ Thousands)			15,577

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	5.0%	126,167,249	$126,167
Total Cash Equivalent (Cost $126,167) ($ Thousands)			126,167
Total Investments in Securities — 100.4% (Cost $1,961,799)($ Thousands)			$2,557,204

A list of the open futures contracts held by the Fund at March 31, 2018 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	500	Jun-2018	$66,800	$66,075	$(725)
S&P Mid Cap 400 Index E-MINI	39	Jun-2018	7,373	7,344	(29)
			$ 74,173	$ 73,419	$ (754)

Percentages are based on a Net Assets of $2,547,807 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018, was $15,052 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2018, such securities amounted to $1,652 ($ Thousands), or 0.06% of Net Assets (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $15,577 ($ Thousands).

Cl — Class

L.P. —Limited Partnership

S&P— Standard & Poor’s

Ser — Series

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,415,460	$—	$—	$2,415,460
Affiliated Partnership	—	15,577	—	15,577
Cash Equivalent	126,167	—	—	126,167

Total Investments in Securities	$ 2,541,627	$15,577	$—	$2,557,204

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(754)	$—	$—	$(754)

Total Other Financial Instruments	$(754)	$—	$—	$(754)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 27,259	$ 134,998	$ (146,681)	$ —	$ 1	$ 15,577	$ 73
SEI Daily Income Trust, Government Fund, Cl F	149,183	276,055	(299,071)	—	—	126,167	604

Totals	$ 176,442	$ 411,053	$ (445,752)	$ -	$ 1	$ 141,744	$ 677

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Value Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 95.7%

Consumer Discretionary — 8.8%
Dollar General Corp	1.5%	221,043	$20,679
General Motors Co	1.1	421,448	15,315
Lowe’s Cos Inc	0.8	122,619	10,760
Omnicom Group (A)	0.8	147,874	10,746
Ross Stores Inc	0.6	114,363	8,918
Other Securities (A)	4.0		54,801
			121,219
Consumer Staples — 9.4%
CVS Health Corp	1.5	339,176	21,100
Ingredion Inc	0.7	75,013	9,671
JM Smucker Co	1.7	183,961	22,813
Kroger Co	1.2	686,509	16,435
Philip Morris International	1.1	150,820	14,991
Walmart Inc	0.7	112,567	10,015
Other Securities (A)	2.5		33,864
			128,889
Energy — 9.2%
Chevron Corp	1.4	166,014	18,932
Exxon Mobil Corp	0.8	143,058	10,674
Occidental Petroleum Corp	1.0	208,246	13,528
Royal Dutch Shell ADR, Cl A	0.7	155,127	9,899
Valero Energy Corp	1.0	142,338	13,205
Other Securities (A)	4.3		59,476
			125,714
Financials — 24.6%
Aflac Inc	1.5	455,724	19,942
Allstate Corp	0.8	108,883	10,322
Bank of America Corp	2.0	915,247	27,448
Berkshire Hathaway Inc, Cl B *	0.6	44,518	8,880
Capital One Financial Corp	0.8	115,672	11,084
Citigroup Inc	1.6	321,513	21,702
Discover Financial Services	0.7	125,017	8,992
JPMorgan Chase & Co	2.3	291,860	32,096
Marsh & McLennan Cos	1.1	178,232	14,720
PNC Financial Services Group	0.7	59,823	9,048

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
State Street	1.3%	183,069	$18,257
SunTrust Banks Inc	0.7	148,732	10,120
Travelers Cos Inc	0.8	81,376	11,300
Other Securities ‡(B)	9.7		134,205
			338,116
Health Care — 13.9%
Abbott Laboratories	1.1	242,691	14,542
Aetna Inc, Cl A	0.7	54,849	9,269
AmerisourceBergen Corp, Cl A	0.8	135,033	11,641
Amgen Inc, Cl A	1.7	133,872	22,822
Anthem Inc	0.8	51,864	11,394
Johnson & Johnson	1.7	179,849	23,048
Merck Co Inc	1.4	343,443	18,707
Pfizer Inc	1.0	372,363	13,215
UnitedHealth Group Inc	0.7	47,696	10,207
Other Securities	4.0		55,589
			190,434
Industrials — 9.3%
Delta Air Lines Inc, Cl A	1.0	254,453	13,947
United Continental Holdings *	0.7	141,422	9,825
WW Grainger Inc	1.2	60,118	16,969
Other Securities	6.4		86,903
			127,644
Information Technology — 10.0%
Automatic Data Processing	0.9	104,016	11,804
Cisco Systems Inc	1.2	386,905	16,594
HP Inc	0.7	417,219	9,145
Intel Corp	1.7	447,008	23,280
Microchip Technology Inc (A)	0.7	110,753	10,118
Other Securities (A)	4.8		65,849
			136,790
Materials — 3.8%
Eastman Chemical Co	0.7	90,958	9,603
LyondellBasell Industries, Cl A	0.8	98,674	10,428
Other Securities	2.3		31,687
			51,718
Real Estate — 2.0%
Other Securities ‡(A)	2.0		27,906

Telecommunication Services — 1.3%
AT&T Inc	0.7	279,189	9,953
Other Securities	0.6		8,019
			17,972
Utilities — 3.4%
Exelon Corp	1.0	363,509	14,180
Other Securities	2.4		32,962
			47,142

Total Common Stock (Cost $1,012,099) ($ Thousands)			1,313,544

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 2.1%
SEI Liquidity Fund, L.P. 1.750% **†(C)	2.1%	28,941,858	$28,941

Total Affiliated Partnership (Cost $28,941) ($ Thousands)			28,941

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	4.1%	55,953,823	$55,954

Total Cash Equivalent (Cost $55,954) ($ Thousands)			55,954

Total Investments in Securities — 101.9% (Cost $1,096,994)($ Thousands)			$1,398,439

A list of the open futures contracts held at March 31, 2018 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	20	Jun-2018	$1,567	$1,531	$(36)
S&P 500 Index E-MINI	144	Jun-2018	19,452	19,030	(422)

			$21,019	$20,561	$(458)

Percentages are based on a Net Assets of $1,371,982 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018, was $28,345 ($ Thousands).
(B)	Security is a Master Limited Partnership. At March 31, 2018, such securities amounted to $2,156 ($ Thousands), or 0.26% of Net Assets (See Note 2).
(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $28,941 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments carried and other financial instruments at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,313,544	$—	$—	$1,313,544
Affiliated Partnership	—	28,941	—	28,941
Cash Equivalent	55,954	—	—	55,954

Total Investments in Securities	$1,369,498	$28,941	$—	$1,398,439

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(458)	$—	$—	$(458)

Total Other Financial Instruments	$(458)	$—	$—	$(458)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$30,531	$129,285	$(130,874)	$—	$(1)	$28,941	$ 82
SEI Daily Income Trust, Government Fund, Cl F	54,157	135,944	(134,147)	—	—	55,954	316

Totals	$84,688	$265,229	$(265,021)	$-	$(1)	$84,895	$398

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Growth Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK†† — 95.1%

Consumer Discretionary — 16.5%
Amazon.com Inc, Cl A *	3.4%	34,840	$50,425
AutoZone Inc *	0.9	21,151	13,720
Booking Holdings Inc *	1.2	8,470	17,621
Domino’s Pizza	1.1	69,394	16,208
Home Depot Inc	1.1	93,764	16,712
Lowe’s Cos Inc	0.9	159,561	14,001
Netflix Inc *	1.0	50,420	14,892
NIKE Inc, Cl B	1.5	335,751	22,307
TJX Inc	1.3	229,051	18,681
Ulta Beauty Inc *	0.7	52,664	10,758
Other Securities (A)	3.4		50,232
			245,557
Consumer Staples — 4.7%
Colgate-Palmolive Co	1.2	249,021	17,850
Constellation Brands Inc, Cl A	1.0	64,427	14,684
PepsiCo Inc	1.3	179,778	19,623
Other Securities	1.2		17,286
			69,443
Energy — 0.1%
Other Securities	0.1		1,529

Financials — 9.0%
CME Group Inc	1.2	110,208	17,825
FactSet Research Systems	0.7	49,780	9,927
Moody’s Corp	1.8	163,356	26,349
MSCI, Cl A	1.2	120,280	17,978
S&P Global Inc	1.0	78,956	15,085
US Bancorp	0.9	270,808	13,676
Other Securities	2.2		33,346
			134,186
Health Care — 14.9%
Becton Dickinson and Co	2.2	148,364	32,150
Biogen Inc *	1.1	59,000	16,155
Illumina Inc *	1.0	60,244	14,243
Johnson & Johnson	1.7	200,348	25,675

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mettler-Toledo International *	1.2%	31,571	$18,154
UnitedHealth Group Inc	3.3	229,159	49,040
Varian Medical Systems Inc *	0.8	103,266	12,666
Other Securities	3.6		53,473
			221,556
Industrials — 9.9%
3M Co	1.3	86,556	19,001
Graco	1.3	412,531	18,861
Middleby *	0.9	112,696	13,951
Union Pacific Corp	0.9	99,312	13,350
United Technologies Corp	0.9	106,872	13,447
Other Securities (A)	4.6		69,242
			147,852
Information Technology — 33.8%
Adobe Systems Inc *	1.4	95,357	20,605
Alphabet Inc, Cl A *	3.3	47,988	49,770
Alphabet Inc, Cl C *	0.7	10,824	11,168
Analog Devices Inc	1.1	179,057	16,318
Apple Inc	0.9	76,195	12,784
Applied Materials Inc	1.4	383,781	21,342
ASML Holding, Cl G (A)	0.9	69,580	13,816
Electronic Arts Inc *	1.4	175,177	21,239
Facebook Inc, Cl A *	1.4	131,034	20,938
Mastercard Inc, Cl A	3.3	284,604	49,851
Microsoft Corp	4.3	705,351	64,377
NVIDIA Corp	1.1	68,427	15,847
Oracle Corp, Cl B	1.2	375,704	17,188
PayPal Holdings Inc *	1.9	363,781	27,600
Tencent Holdings ADR	1.0	283,795	15,123
Visa Inc, Cl A	2.7	337,937	40,424
Other Securities (A)	5.8		85,152
			503,542
Materials — 5.1%
Ecolab Inc	0.9	97,111	13,311
Praxair Inc	0.8	88,084	12,711
Sherwin-Williams Co, Cl A	2.1	78,816	30,905
Other Securities	1.3		19,835
			76,762
Real Estate — 0.9%
Crown Castle International Corp ‡	0.7	95,783	10,499
Other Securities ‡	0.2		3,194

Telecommunication Services — 0.2%
Other Securities	0.2		2,940

Total Common Stock (Cost $983,919) ($ Thousands)			1,417,060

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P.
1.750% **†(B)	0.7%	10,494,238	$10,493
Total Affiliated Partnership (Cost $10,493) ($ Thousands)			10,493

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	4.7%	70,154,525	$70,155
Total Cash Equivalent (Cost $70,155) ($ Thousands)			70,155

Total Investments in Securities — 100.5% (Cost $1,064,567)($ Thousands)			$1,497,708

A list of the open futures contracts held at March 31, 2018 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 E-MINI	50	June-2018	$ 40,972	$ 40,306	$ (666)
Russell 2000 Index E-MINI	50	June-2018	1,863	1,837	(26)
			$ 42,835	$ 42,143	$ (692)

Percentages are based on Net Assets of $1,490,553 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018 was $10,480 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $10,493 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instrument carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,417,060	$—	$—	$1,417,060
Affiliated Partnership	—	10,493	—	10,493
Cash Equivalent	70,155	—	—	70,155

Total Investments in Securities	$1,487,214	$10,493	$–	$1,497,708

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(692)	$—	$—	$(692)

Total Other Financial Instruments	$(692)	$—	$—	$(692)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 18,752	$ 60,601	$ (68,859)	$ —	$ (1)	$ 10,493	$ 15
SEI Daily Income Trust, Government Fund, Cl F	51,512	255,581	(236,938)	—	—	70,155	277

Totals	$ 70,264	$ 316,182	$ (305,797)	$ -	$ (1)	$ 80,648	$ 292

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Index Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Consumer Discretionary — 12.7%
Amazon.com Inc, Cl A *	2.3%	1,727	$2,500
Booking Holdings Inc *	0.4	210	437
Comcast Corp, Cl A	0.6	19,879	679
Home Depot Inc	0.8	5,045	899
McDonald’s Corp	0.5	3,429	536
Netflix Inc *	0.5	1,754	518
Walt Disney Co	0.6	6,434	646
Other Securities (A)	7.0		7,610
			13,825

Consumer Staples — 7.1%
Altria Group Inc	0.5	8,159	508
Coca-Cola Co	0.7	16,468	715
PepsiCo Inc	0.6	6,111	667
Philip Morris International	0.6	6,627	659
Procter & Gamble Co	0.8	10,838	859
Walmart Inc	0.5	6,213	553
Other Securities	3.4		3,756
			7,717
Energy — 5.5%
Chevron Corp	0.9	8,087	922
Exxon Mobil Corp	1.3	18,240	1,361
Other Securities (A)	3.3		3,719
			6,002

Financials — 14.6%
Bank of America Corp	1.1	41,024	1,230
Berkshire Hathaway Inc, Cl B *	1.5	8,258	1,647
Citigroup Inc	0.7	11,015	744
JPMorgan Chase & Co	1.5	14,827	1,631
SEI †	0.0	600	45
Wells Fargo & Co	0.9	18,949	993
Other Securities ‡(B)	8.9		9,694
			15,984

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 12.8%
Abbott Laboratories	0.4%	7,303	$438
AbbVie Inc	0.6	6,814	645
Amgen Inc, Cl A	0.5	3,083	526
Bristol-Myers Squibb Co	0.4	7,041	445
Johnson & Johnson	1.4	11,577	1,484
Medtronic PLC	0.4	5,807	466
Merck Co Inc	0.6	11,777	641
Pfizer Inc	0.8	25,359	900
UnitedHealth Group Inc	0.8	4,102	878
Other Securities ‡	6.9		7,563
			13,986

Industrials — 10.4%
3M Co	0.5	2,481	545
Boeing Co	0.7	2,382	781
General Electric Co	0.5	37,265	502
Honeywell International Inc	0.4	3,228	467
Union Pacific Corp	0.4	3,350	450
Other Securities	7.9		8,577
			11,322

Information Technology — 24.0%
Adobe Systems Inc *	0.4	2,122	459
Alphabet Inc, Cl A *	1.2	1,278	1,325
Alphabet Inc, Cl C *	1.2	1,294	1,335
Apple Inc	3.4	21,791	3,656
Cisco Systems Inc	0.8	21,278	913
Facebook Inc, Cl A *	1.5	10,151	1,622
Intel Corp	1.0	20,219	1,053
International Business Machines Corp	0.5	3,622	556
Mastercard Inc, Cl A	0.6	3,966	695
Microsoft Corp	2.7	32,191	2,938
NVIDIA Corp	0.5	2,479	574
Oracle Corp, Cl B	0.5	12,511	572
Texas Instruments Inc	0.4	4,223	439
Visa Inc, Cl A	0.9	7,784	931
Other Securities (A)	8.4		9,164
			26,232

Materials — 3.2%
DowDuPont Inc	0.6	9,980	636
Other Securities	2.6		2,831
			3,467

Real Estate — 3.4%
Other Securities ‡	3.4		3,686

Telecommunication Services — 1.8%
AT&T Inc	0.9	26,385	941
Verizon Communications Inc	0.8	17,704	847
Other Securities	0.1		197
			1,985

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.8%
Other Securities	2.8%		$3,039

Total Common Stock (Cost $113,462) ($ Thousands)			107,245

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
1.750% **†(B)	0.1	178,557	178

Total Affiliated Partnership (Cost $178) ($ Thousands)			178

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	2.6%	2,816,813	$2,817

Total Cash Equivalent (Cost $2,817) ($ Thousands)			2,817

Total Investments in Securities — 101.0% (Cost $116,457)($ Thousands)			$110,240

A list of the open futures contracts held by the Fund at March 31, 2018 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	13	Jun-2018	$1,813	$1,718	$(95)

S&P Mid Cap 400 Index E-MINI	1	Jun-2018	195	188	(7)

			$2,008	$1,906	$(102)

Percentages are based on a Net Assets of $109,119 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018, was $177 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $178 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$107,245	$–	$–	$107,245
Affiliated Partnership	–	178	–	178
Cash Equivalent	2,817	–	–	2,817

Total Investments in Securities	$110,062	$178	$–	$110,240

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(102)	$—	$—	$(102)

Total Other Financial Instruments	$(102)	$—	$—	$(102)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI	$ —	$ 45	$ —	$ —	$ —	$ 45	$ —
SEI Liquidity Fund, L.P.	—	649	(471)	—	—	178	—
SEI Daily Income Trust, Government Fund, Cl F	—	112,609	(109,792)	—	—	2,817	8

Totals	$-	$ 113,303	$(110,263)	$-	$-	$ 3,040	$ 8

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Tax-Managed Large Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 13.7%
Amazon.com Inc, Cl A *	1.6%	43,128	$62,421
Dollar General Corp	1.0	420,873	39,373
Home Depot Inc	0.7	157,210	28,021
Lear	0.6	115,549	21,502
Lowe’s Cos Inc	1.4	604,178	53,017
NIKE Inc, Cl B	0.7	389,570	25,883
Other Securities (A)	7.7		300,122
			530,339
Consumer Staples — 8.0%
Kroger Co	0.5	864,549	20,697
Philip Morris International	1.0	367,171	36,497
Tyson Foods Inc, Cl A	0.5	281,181	20,580
Walmart Inc	0.5	222,560	19,801
Other Securities	5.5		211,178
			308,753
Energy — 5.1%
Chevron Corp	0.6	213,036	24,295
Royal Dutch Shell ADR, Cl A	0.7	404,712	25,825
Other Securities (A)	3.8		148,332
			198,452
Financials — 15.9%
Bank of America Corp	1.2	1,550,747	46,507
Citigroup Inc	0.7	379,987	25,649
JPMorgan Chase & Co	1.4	478,943	52,669
Moody’s Corp	1.2	288,575	46,547
MSCI, Cl A	0.9	225,501	33,706
Other Securities (A)(B)	10.5		413,198
			618,276
Health Care — 15.1%
Amgen Inc, Cl A	0.6	145,948	24,881
Becton Dickinson and Co	1.6	281,078	60,910
Biogen Inc *	0.8	109,633	30,020
Celgene Corp, Cl A *	0.6	245,980	21,944
Johnson & Johnson	1.5	460,091	58,961

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merck Co Inc	0.7%	489,244	$26,649
Pfizer Inc	0.7	748,010	26,547
UnitedHealth Group Inc	2.2	396,675	84,888
Other Securities	6.4		252,741
			587,541
Industrials — 9.7%
3M Co	1.2	209,633	46,019
Delta Air Lines Inc, Cl A	0.5	360,509	19,759
Graco	0.7	568,764	26,004
Illinois Tool Works	1.0	260,216	40,765
Northrop Grumman Corp	0.5	61,242	21,381
Raytheon Co	0.6	106,117	22,902
Other Securities	5.2		201,339
			378,169
Information Technology — 21.8%
Adobe Systems Inc *	0.8	137,412	29,692
Alphabet Inc, Cl A *	0.8	31,768	32,948
Alphabet Inc, Cl C *	0.7	26,751	27,601
Apple Inc	1.2	273,529	45,893
Applied Materials Inc	0.7	507,844	28,241
Cisco Systems Inc	0.6	569,792	24,438
Electronic Arts Inc *	0.5	167,706	20,333
Facebook Inc, Cl A *	0.9	209,203	33,429
Intel Corp	0.8	593,058	30,886
Intuit Inc	0.7	156,005	27,043
Mastercard Inc, Cl A	1.7	372,740	65,289
Micron Technology Inc *	0.6	446,316	23,271
Microsoft Corp	1.9	821,259	74,956
PayPal Holdings Inc *	0.5	279,222	21,185
Tencent Holdings ADR	0.5	375,591	20,015
Texas Instruments Inc	0.6	211,061	21,927
Visa Inc, Cl A	1.3	417,202	49,906
Other Securities (A)	7.0		269,991
			847,044
Materials — 4.3%
Sherwin-Williams Co, Cl A	0.9	89,695	35,171
Other Securities	3.4		131,779
			166,950
Real Estate — 2.0%
Crown Castle International Corp ‡	0.6	198,875	21,799
Other Securities ‡(A)	1.4		55,530
			77,329
Telecommunication Services — 0.8%
AT&T Inc	0.6	646,359	23,042
Other Securities	0.2		8,915
			31,957

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Tax-Managed Large Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 1.5%
Other Securities	1.5%		$59,845

Total Common Stock (Cost $1,999,038) ($ Thousands)			3,804,655

RIGHTS — 0.0%
Other Securities	0.0		5

Total Rights (Cost $–) ($ Thousands)			5

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
1.750% **†(C)	0.6%	23,782,105	$23,781
Total Affiliated Partnership (Cost $23,780) ($ Thousands)			23,781

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	2.0	75,881,271	75,881

Total Cash Equivalent (Cost $75,881) ($ Thousands)			75,881

Total Investments in Securities — 100.5% (Cost $2,098,699)($ Thousands)			$3,904,322

A list of the open futures contracts held by the Fund at March 31, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	134	Jun-2018	$17,800	$17,708	$(92)
S&P Mid Cap 400 Index E-MINI	11	Jun-2018	2,064	2,071	7
			$19,864	$19,779	$(85)

Percentages are based on a Net Assets of $3,883,259 ($ Thousands).
*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018, was $23,522 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2018, such securities amounted to $1,428 ($ Thousands), or 0.04% of Net Assets (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $23,781 ($ Thousands).

ADR	— American Depositary Receipt

Cl	— Class

L.P.	— Limited Partnership

S&P	— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,804,655	$—	$—	$ 3,804,655
Rights	—	5	—	5
Affiliated Partnership	—	23,781	—	23,781
Cash Equivalent	75,881	—	—	75,881

Total Investments in Securities	$3,880,536	$23,786	$—	$ 3,904,322

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$7	$—	$—	$ 7
Unrealized Depreciation	(92)	—	—	(92)

Total Other Financial Instruments	$(85)	$—	$—	$ (85)

* Futures contracts are valued at unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 36,832	$235,971	$(249,020)	$—	$(2)	$23,781	$ 82
SEI Daily Income Trust, Government Fund, Cl F	162,415	149,004	(235,538)	—	—	75,881	553

Totals	$199,247	$384,975	$(484,558)	$-	$(2)	$99,662	$635

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

S&P 500 Index Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 12.4%
Amazon.com Inc, Cl A *	2.5%	14,449	$20,913
Booking Holdings Inc *	0.5	1,783	3,709
Comcast Corp, Cl A	0.7	166,696	5,696
Home Depot Inc	0.9	42,045	7,494
McDonald’s Corp	0.5	28,717	4,491
Netflix Inc *	0.6	15,600	4,607
Walt Disney Co	0.7	54,253	5,449
Other Securities (A)	6.0		50,278
			102,637
Consumer Staples — 7.5%
Altria Group Inc	0.5	68,573	4,273
Coca-Cola Co	0.7	138,349	6,008
PepsiCo Inc	0.7	51,315	5,601
Philip Morris International	0.7	55,887	5,555
Procter & Gamble Co	0.9	90,908	7,207
Walmart Inc	0.6	52,361	4,659
Other Securities	3.4		28,687
			61,990
Energy — 5.6%
Chevron Corp	0.9	68,823	7,849
Exxon Mobil Corp	1.4	152,646	11,389
Other Securities	3.3		27,192
			46,430
Financials — 14.5%
Bank of America Corp	1.3	344,745	10,339
Berkshire Hathaway Inc, Cl B *	1.7	69,317	13,827
Citigroup Inc	0.8	92,651	6,254
JPMorgan Chase & Co	1.6	123,600	13,592
Wells Fargo & Co	1.0	158,215	8,292
Other Securities	8.1		67,096
			119,400
Health Care — 13.5%
Abbott Laboratories	0.5	62,819	3,764
AbbVie Inc	0.7	57,368	5,430
Amgen Inc, Cl A	0.5	24,029	4,097
Bristol-Myers Squibb Co	0.4	58,892	3,725

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Johnson & Johnson	1.5%	96,654	$12,386
Medtronic PLC	0.5	48,872	3,921
Merck Co Inc	0.6	96,974	5,282
Pfizer Inc	0.9	214,556	7,615
UnitedHealth Group Inc	0.9	34,828	7,453
Other Securities	7.0		57,380
			111,053
Industrials — 10.0%
3M Co	0.6	21,501	4,720
Boeing Co	0.8	19,941	6,538
General Electric Co	0.5	313,109	4,221
Honeywell International Inc	0.5	27,151	3,924
Union Pacific Corp	0.5	28,293	3,803
Other Securities (A)	7.1		59,559
			82,765
Information Technology — 24.4%
Adobe Systems Inc *	0.5	17,741	3,834
Alphabet Inc, Cl A *	1.4	10,746	11,145
Alphabet Inc, Cl C *	1.4	10,970	11,319
Apple Inc	3.7	182,782	30,667
Cisco Systems Inc	0.9	173,661	7,448
Facebook Inc, Cl A *	1.7	86,309	13,791
Intel Corp	1.1	168,663	8,784
International Business Machines Corp	0.6	30,933	4,746
Mastercard Inc, Cl A	0.7	33,217	5,818
Microsoft Corp	3.1	277,289	25,308
NVIDIA Corp	0.6	21,765	5,041
Oracle Corp, Cl B	0.6	108,923	4,983
Texas Instruments Inc	0.4	35,366	3,674
Visa Inc, Cl A	0.9	64,918	7,766
Other Securities (A)	6.8		57,168
			201,492
Materials — 2.8%
DowDuPont Inc	0.7	84,321	5,372
Other Securities	2.1		17,724
			23,096
Real Estate — 2.7%
Other Securities ‡	2.7		22,486

Telecommunication Services — 1.9%
AT&T Inc	0.9	221,259	7,888
Verizon Communications Inc	0.9	148,796	7,115
Other Securities	0.1		568
			15,571
Utilities — 2.8%
Other Securities	2.8		23,105

Total Common Stock (Cost $350,250) ($ Thousands)			810,025

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
Other Securities	0.1%		$805

Total U.S. Treasury Obligation (Cost $805) ($ Thousands)			805

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
1.750% **†(B)	0.2	1,531,941	1,532

Total Affiliated Partnership (Cost $1,532) ($ Thousands)			1,532

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	1.9%	16,081,396	$16,081

Total Cash Equivalent (Cost $16,081) ($ Thousands)			16,081

Total Investments in Securities — 100.3% (Cost $368,668)($ Thousands)			$828,443

A list of the open futures contracts held by the Fund at March 31, 2018 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	117	Jun-2018	$16,184	$15,462	$(722)

Percentages are based on Net Assets of $825,662 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018 was $1,520 ($ Thousands).

(B)	Security, or position thereof, has been pledged as collateral on open futures contracts.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $1,532 ($ Thousands).

Cl — Class

L.P.— Limited Partnership

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$810,025	$—	$—	$810,025
U.S. Treasury Obligation	—	805	—	805
Affiliated Partnership	—	1,532	—	1,532
Cash Equivalent	16,081	—	—	16,081

Total Investments in Securities	$826,106	$2,337	$—	$828,443

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(722)	$–	$–	$(722)

Total Other Financial Instruments	$(722)	$–	$–	$(722)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/30/2018	Dividend Income
SEI Liquidity Fund, L.P.	$3,765	$5,757	$(7,990)	$—	$—	$1,532	$6
SEI Daily Income Trust, Government Fund, CI F	14,705	33,397	(32,021)	—	—	16,081	74

Totals	$18,470	$39,154	$(40,011)	$—	$—	$17,613	$80

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Small Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 97.8%

Consumer Discretionary — 13.1%
Big Lots (A)	0.5%	70,117	$3,052
Cheesecake Factory (A)	0.9	126,051	6,078
Pool	0.6	25,022	3,659
Shutterfly *	0.5	37,359	3,035
Other Securities (A)	10.6		69,699
			85,523
Consumer Staples — 3.0%
Central Garden & Pet, Cl A *	0.5	73,714	2,920
Hain Celestial Group *	0.6	114,796	3,681
Hostess Brands, Cl A *	0.7	300,988	4,452
Other Securities (A)	1.2		8,155
			19,208
Energy — 2.8%
Other Securities (A)	2.8		18,088

Financials — 16.6%
American Equity Investment Life Holding	0.6	125,216	3,676
Bank of NT Butterfield & Son Ltd/The	0.5	70,985	3,186
Bank of the Ozarks Inc	0.4	56,728	2,738
BankUnited	0.8	134,964	5,396
CNO Financial Group	0.4	132,728	2,876
FNB (Pennsylvania)	0.9	422,191	5,679
Great Western Bancorp	0.4	66,969	2,697
National General Holdings	0.8	214,817	5,222
OFG Bancorp	0.6	380,821	3,980
Umpqua Holdings	0.5	140,401	3,006
Wintrust Financial	0.4	30,370	2,613
Other Securities ‡(A)	10.3		67,330
			108,399

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Health Care — 17.1%
AMAG Pharmaceuticals *(A)	0.4%	126,160	$2,542
AMN Healthcare Services *	0.4	49,115	2,787
Emergent BioSolutions Inc *	0.6	71,769	3,779
Encompass Health Corp	0.4	47,647	2,724
Lannett *(A)	0.5	181,502	2,913
Ligand Pharmaceuticals *(A)	1.1	44,433	7,339
Nektar Therapeutics, Cl A *	1.0	61,545	6,540
Prestige Brands Holdings Inc, Cl A *	0.6	113,530	3,828
Supernus Pharmaceuticals *	0.9	124,257	5,691
Teleflex Inc	0.5	12,469	3,179
Other Securities (A)	10.7		69,968
			111,290
Industrials — 17.0%
Apogee Enterprises	0.5	81,978	3,554
Atlas Air Worldwide Holdings *	0.6	64,151	3,878
EMCOR Group	0.4	36,799	2,868
Masonite International Corp *	0.4	44,972	2,759
Milacron Holdings Corp *	0.4	125,941	2,536
On Assignment *	0.8	64,698	5,297
Tetra Tech Inc	0.5	69,913	3,422
XPO Logistics *	1.0	65,599	6,679
Other Securities (A)	12.4		79,909
			110,902
Information Technology — 19.4%
Acxiom *	0.4	110,552	2,511
CalAmp *	0.5	153,157	3,504
FireEye *	0.6	229,506	3,886
Five9 *	0.6	128,132	3,817
Integrated Device Technology *	0.8	179,424	5,483
MAXIMUS	0.7	66,980	4,470
ON Semiconductor *	0.9	227,901	5,574
Proofpoint *	0.4	22,794	2,591
Semtech Corp *	0.6	97,642	3,813
Stamps.com Inc *	0.6	19,686	3,958
VeriFone Systems *	0.6	242,240	3,726
Other Securities (A)	12.7		83,034
			126,367

Materials — 3.1%
Ingevity *	0.4	34,187	2,519
Other Securities (A)	2.7		17,812
			20,331

Real Estate — 2.8%
Other Securities ‡(A)	2.8		18,346

Telecommunication Services — 0.8%
Boingo Wireless Inc *	0.5	131,098	3,247
Other Securities	0.3		1,855
			5,102

16	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Utilities — 2.1%
Portland General Electric	0.5%	77,082	$3,123
Other Securities	1.6		10,485
			13,608
Total Common Stock (Cost $575,473) ($ Thousands)			637,164

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $— ) ($ Thousands)			—

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.1%
SEI Liquidity Fund, L.P.
1.750% **†(B)	6.1%	39,568,659	$ 39,563

Total Affiliated Partnership (Cost $39,568) ($ Thousands)			39,563

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	2.4	15,395,052	15,395

Total Cash Equivalent (Cost $15,395) ($ Thousands)			15,395

Total Investments in Securities — 106.3% (Cost $630,436)($ Thousands)			$ 692,122

A list of the open futures contracts held by the Fund at March 31, 2018 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	4	Jun-2018	$307	$306	$(1)

Percentages are based on a Net Assets of $651,399 ($ Thousands).
*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018, was $39,599 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $39,564 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$637,164	$—	$—	$637,164
Rights	—	—	—	—
Affiliated Partnership	—	39,563	—	39,563
Cash Equivalent	15,395	—	—	15,395

Total Investments in Securities	$652,559	$39,563	$—	$692,122

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(1)	$—	$—	$(1)

Total Other Financial Instruments	$(1)	$—	$—	$(1)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Small Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 60,702	$ 86,698	$ (107,832)	$ —	$ (5)	$ 39,563	$ 284
SEI Daily Income Trust, Government Fund, Cl F	45,089	84,712	(114,406)	—	—	15,395	159

Totals	$ 105,791	$ 171,410	$ (222,238)	$ -	$ (5)	$ 54,958	$ 443

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Small Cap Value Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock†† — 98.3%

Consumer Discretionary — 12.4%
Big Lots (A)	0.6%	57,882	$2,520
Cooper-Standard Holdings *	0.8	25,455	3,126
Dana	0.5	82,365	2,122
Nexstar Media Group, Cl A (A)	0.6	38,175	2,539
Six Flags Entertainment (A)	0.6	36,963	2,301
Other Securities (A)	9.3		36,608
			49,216

Consumer Staples — 3.7%
HRG Group *	0.5	124,036	2,045
Pinnacle Foods	0.6	40,836	2,209
Sanderson Farms (A)	0.8	26,208	3,119
Other Securities (A)	1.8		7,106
			14,479

Energy — 5.1%
Parsley Energy, Cl A *	0.6	86,370	2,504
PBF Energy, Cl A	0.8	89,682	3,040
RSP Permian *	0.5	42,515	1,993
Other Securities (A)	3.2		12,731
			20,268

Financials†† — 28.7%
American Equity Investment Life Holding	0.7	94,409	2,772
BankUnited	0.9	85,730	3,427
BGC Partners, Cl A	0.6	179,587	2,415
CNO Financial Group	1.1	200,411	4,343
Columbia Banking System	0.8	77,382	3,246
Federal Agricultural Mortgage,
Cl C	0.7	33,175	2,887
First Commonwealth Financial	0.9	263,259	3,720
Flushing Financial	0.5	77,744	2,096
MB Financial	0.8	75,710	3,065
MGIC Investment *	0.5	163,013	2,119
OFG Bancorp	0.9	326,449	3,411
PacWest Bancorp	1.2	93,351	4,624

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
Starwood Property Trust ‡	0.8%	159,074	$3,333
Other Securities ‡(A)	18.3		72,403
			113,861

Health Care — 4.6%
Lannett *(A)	0.6	141,696	2,274
Ligand Pharmaceuticals *(A)	0.9	21,016	3,471
Magellan Health *	0.6	24,051	2,576
Other Securities (A)	2.5		9,843
			18,164

Industrials — 15.7%
ACCO Brands	0.7	220,561	2,768
Atlas Air Worldwide Holdings *	0.8	55,818	3,374
Genesee & Wyoming, Cl A *	0.8	44,602	3,157
JetBlue Airways *	0.6	115,496	2,347
Kaman, Cl A	0.5	31,624	1,964
KAR Auction Services	0.9	67,526	3,660
Meritor *	0.6	125,623	2,583
Teledyne Technologies *	0.9	18,243	3,415
Other Securities (A)	9.9		38,877
			62,145

Information Technology — 12.2%
ACI Worldwide *	0.6	98,677	2,341
IAC/InterActive *	1.2	31,247	4,886
Silicon Motion Technology ADR (A)	0.5	43,748	2,105
Sykes Enterprises Inc *	0.5	70,787	2,049
Tech Data *	0.5	23,407	1,993
Other Securities (A)	8.9		34,824
			48,198

Materials — 5.7%
FMC Corp	0.6	29,281	2,242
Owens-Illinois *	0.5	93,032	2,015
Trinseo	0.6	30,210	2,237
Valvoline	0.7	123,620	2,736
Other Securities (A)	3.3		13,252
			22,482

Real Estate — 7.3%
Gaming and Leisure Properties ‡	0.5	60,384	2,021
Howard Hughes *	0.7	20,218	2,813
Invitation Homes ‡	0.5	95,952	2,191
Medical Properties Trust ‡(A)	0.6	193,426	2,515
Xenia Hotels & Resorts Inc ‡	0.5	108,411	2,138
Other Securities ‡(A)	4.5		17,318
			28,996

Telecommunication Services — 0.2%
Other Securities (A)	0.2		843

Utilities — 2.7%
Portland General Electric	0.7	66,321	2,687

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Small Cap Value Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
Other Securities	2.0%		$ 8,013
			10,700
Total Common Stock (Cost $342,756) ($ Thousands)			389,352

AFFILIATED PARTNERSHIP — 10.3%
SEI Liquidity Fund, L.P.
1.750% **†(B)	10.3	40,936,042	40,933

Total Affiliated Partnership (Cost $40,935) ($ Thousands)			40,933

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl
F 1.430% **†	1.6	6,214,115	6,214

Total Cash Equivalent (Cost $6,214) ($ Thousands)			6,214

Total Investments in Securities — 110.2% (Cost $389,905)($ Thousands)			$ 436,499

Percentages are based on a Net Assets of $396,081 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018, was $40,466 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $40,933 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$389,352	$–	$–	$389,352
Affiliated Partnership	–	40,933	–	40,933
Cash Equivalent	6,214	–	–	6,214

Total Investments in Securities	$395,566	$40,933	$–	$436,499

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 33,169	$ 69,184	$ (61,417)	$ —	$ (3)	$ 40,933	$ 180
SEI Daily Income Trust, Government Fund, Cl F	11,855	91,650	(97,291)	—	—	6,214	64

Totals	$ 45,024	$ 160,834	$ (158,708)	$ —	$ (3)	$47,147	$244

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Small Cap Growth Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock – 98.2%

Consumer Discretionary – 13.0%
Bright Horizons Family Solutions *	0.7%	25,082	$2,501
Grand Canyon Education Inc *	0.9	28,978	3,040
Ollie’s Bargain Outlet Holdings *	0.7	40,751	2,457
Planet Fitness, Cl A *	1.2	106,068	4,006
Sally Beauty Holdings *	0.6	132,370	2,178
Wolverine World Wide	0.5	63,320	1,830
Other Securities (A)	8.4		28,481
			44,493

Consumer Staples – 1.6%
Hostess Brands, Cl A *	0.5	125,580	1,857
Other Securities	1.1		3,774
			5,631

Energy – 1.4%
Other Securities (A)	1.4		4,927

Financials – 6.4%
Financial Engines	0.6	54,630	1,912
Wintrust Financial	1.0	38,369	3,302
Other Securities (A)(B)	4.8		16,610
			21,824
Health Care – 22.2%
AMN Healthcare Services *	0.7	39,753	2,256
Inogen *	0.7	19,877	2,442
Insulet *	0.7	28,539	2,474
Ligand Pharmaceuticals *	1.1	22,243	3,674
PRA Health Sciences *	1.1	43,582	3,616
Prestige Brands Holdings Inc, Cl A *	0.8	78,216	2,637
Quidel Corp *	0.6	37,663	1,951
Supernus Pharmaceuticals *	0.8	60,055	2,750

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
Other Securities (A)	15.7%		$54,332
			76,132

Industrials – 21.9%
Axon Enterprise *(A)	0.6	56,023	2,202
Deluxe	1.1	48,588	3,596
Healthcare Services Group	0.7	51,822	2,253
Heritage-Crystal Clean *	0.8	117,155	2,759
InnerWorkings *	0.7	261,916	2,370
John Bean Technologies Corp, Cl A	1.3	39,283	4,455
Kirby *	0.7	32,226	2,480
Multi-Color	0.7	34,770	2,297
On Assignment *	0.6	25,924	2,123
Proto Labs *	0.6	16,400	1,928
SP Plus *	0.6	61,435	2,187
Tennant	0.5	27,184	1,840
TriNet Group *	1.1	78,456	3,634
XPO Logistics *	1.2	38,848	3,955
Other Securities (A)	10.7		37,092
			75,171

Information Technology – 27.5%
2U *	1.3	52,382	4,402
CalAmp *	0.6	88,538	2,026
Callidus Software *	0.6	56,795	2,042
Carbonite *	0.7	85,192	2,454
Envestnet *	0.7	39,282	2,251
Everbridge *	1.2	113,105	4,140
FireEye *	0.8	162,678	2,754
Five9 *	0.6	69,558	2,072
GrubHub *(A)	0.6	19,065	1,935
HubSpot Inc *	0.7	22,353	2,421
Littelfuse	0.7	11,668	2,429
LogMeIn	0.7	20,808	2,404
Monolithic Power Systems	0.7	20,927	2,423
Paycom Software *(A)	0.8	24,155	2,594
RealPage *	0.6	42,838	2,206
RingCentral, Cl A *	1.0	55,228	3,507
Varonis Systems *	0.9	49,777	3,011
Zendesk Inc *	0.5	38,165	1,827
Other Securities (A)	13.8		47,365
			94,263

Materials – 2.0%
Summit Materials, Cl A *	0.6	63,629	1,927
Other Securities (A)	1.4		4,845
			6,772

Real Estate – 1.8%
Other Securities ‡(A)	1.8		6,237

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Small Cap Growth Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Telecommunication Services – 0.4%
Other Securities	0.4%		$1,475

Total Common Stock (Cost $280,724) ($ Thousands)			336,925

RIGHTS – 0.0%
Other Securities(C)	0.0		–

Total Rights (Cost $–) ($ Thousands)			–

AFFILIATED PARTNERSHIP – 6.1%
SEI Liquidity Fund, L.P.
1.750% **†(D)	6.1	20,941,368	20,938

Total Affiliated Partnership (Cost $20,941) ($ Thousands)			20,938

CASH EQUIVALENT – 2.0%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	2.0	7,002,834	7,003

Total Cash Equivalent (Cost $7,003) ($ Thousands)			7,003

Total Investments in Securities – 106.3% (Cost $308,668)($ Thousands)			$364,866

     Percentages are based on Net Assets of $343,135 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018 was $21,086 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2018 was $59 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $20,938 ($ Thousands).

Cl – Class

L.P. – Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$336,866	$–	$59	$336,925
Rights	–	–	–	–
Affiliated Partnership	20,938	–	–	20,938
Cash Equivalent	7,003	–	–	7,003
Total Investments in Securities	$364,807	$–	$59	$364,866

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$27,403	$ 54,047	$(60,510)	$–	$(2)	$20,938	$194
SEI Daily Income Trust, Government Fund, Cl F	12,753	59,810	(65,560)	–	–	7,003	58

Totals	$40,156	$113,857	$(126,070)	$-	$(2)	$27,941	$252

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Tax-Managed Small/Mid Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock – 96.1%

Consumer Discretionary – 13.9%
Cheesecake Factory (A)	0.7%	126,109	$6,081
Lithia Motors, Cl A (A)	0.5	45,109	4,534
Nexstar Media Group, Cl A (A)	0.8	105,396	7,009
Pool	0.4	24,064	3,519
Six Flags Entertainment (A)	0.9	136,519	8,500
Vail Resorts	0.4	14,392	3,191
Other Securities (A)	10.2		94,460
			127,294

Consumer Staples – 2.9%
Hostess Brands, Cl A *	0.5	307,451	4,547
Other Securities (A)	2.4		21,740
			26,287

Energy – 3.9%
Parsley Energy, Cl A *	0.4	135,791	3,937
PBF Energy, Cl A	0.4	109,346	3,707
RSP Permian *	0.4	83,609	3,920
Other Securities (A)	2.7		24,683
			36,247

Financials – 19.0%
American Equity Investment Life Holding	0.5	160,817	4,722
BGC Partners, Cl A	0.4	281,172	3,782
Columbia Banking System	0.5	108,332	4,545
FNB (Pennsylvania)	0.4	246,928	3,321
Green Dot Corp, Cl A *	0.5	65,145	4,180
Hanover Insurance Group, Cl A	0.5	34,803	4,103
MB Financial	0.6	130,568	5,285
OFG Bancorp	0.6	555,824	5,808
PacWest Bancorp	1.0	190,063	9,414
Starwood Property Trust ‡	0.4	178,777	3,745
Western Alliance Bancorp *	0.5	71,507	4,155
Zions Bancorporation	0.4	76,038	4,009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
Other Securities ‡(A)	12.7%		$117,343
			174,412

Health Care – 10.6%
Lannett *(A)	0.3	198,605	3,188
Ligand Pharmaceuticals *(A)	1.4	78,613	12,984
Nektar Therapeutics, Cl A *	1.0	82,303	8,746
Teleflex Inc	0.3	12,525	3,194
Other Securities (A)	7.6		68,711
			96,823

Industrials – 15.4%
Atlas Air Worldwide Holdings *	0.5	73,504	4,443
BWX Technologies Inc, Cl W	0.8	120,611	7,662
CoStar Group *	0.4	10,197	3,698
Genesee & Wyoming, Cl A *	0.8	100,853	7,139
Kaman, Cl A	0.4	58,958	3,662
KAR Auction Services	1.0	161,674	8,763
Old Dominion Freight Line, Cl A	0.4	25,477	3,744
Owens Corning	0.4	42,973	3,455
Teledyne Technologies *	0.4	20,481	3,833
XPO Logistics *	0.6	53,773	5,475
Other Securities (A)	9.7		89,790
			141,664

Information Technology – 18.7%
ACI Worldwide *	0.7	267,954	6,356
IAC/InterActive *	1.5	88,640	13,862
Integrated Device Technology *	0.6	185,440	5,667
j2 Global	0.5	63,247	4,991
Match Group *(A)	0.4	78,178	3,474
ON Semiconductor *	0.5	172,553	4,221
RingCentral, Cl A *	0.4	53,131	3,374
Silicon Motion Technology ADR (A)	0.5	95,171	4,580
Stamps.com Inc *	0.5	24,033	4,832
Other Securities (A)	13.1		120,596
			171,953

Materials – 4.9%
FMC Corp	0.7	81,975	6,277
Silgan Holdings	0.4	132,560	3,692
Other Securities (A)	3.8		34,923
			44,892

Real Estate – 4.7%
Howard Hughes *	0.7	45,878	6,383
Invitation Homes ‡	0.4	161,917	3,697
Medical Properties Trust ‡(A)	0.5	317,210	4,124
Other Securities ‡(A)	3.1		28,733
			42,937

Telecommunication Services – 0.5%
Other Securities	0.5		4,253

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Tax-Managed Small/Mid Cap Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Utilities – 1.6%
Other Securities	1.6%		$14,471

Total Common Stock (Cost $562,149) ($ Thousands)			881,233

RIGHTS – 0.0%
Other Securities	0.0		1

Total Rights (Cost $–) ($ Thousands)			1

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP – 9.7%
SEI Liquidity Fund, L.P.
1.750% **†(B)	9.7%	88,460,530	$88,451

Total Affiliated Partnership (Cost $88,460) ($ Thousands)			88,451

CASH EQUIVALENT – 3.8%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	3.8	35,109,890	35,110

Total Cash Equivalent (Cost $35,110) ($ Thousands)			35,110

Total Investments in Securities – 109.6% (Cost $685,719)($ Thousands)			$1,004,795

A list of the open futures contracts held by the Fund at March 31, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Russell 2000 Index E-MINI	22	Jun-2018	$1,698	$1,684	$(14)

S&P Mid Cap 400 Index E-MINI	11	Jun-2018	2,067	2,071	4

			$3,765	$3,755	$(10)

Percentages are based on a Net Assets of $916,663 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018, was $87,905 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $88,451 ($ Thousands).

ADR – American Depositary Receipt

L.P. – Limited Partnership

Cl – Class

S&P– Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$881,233	$–	$–	$881,233
Rights	–	1	–	1
Affiliated Partnership	–	88,451	–	88,451
Cash Equivalent	35,110	–	–	35,110

Total Investments in Securities	$916,343	$88,452	$–	$1,004,795

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$4	$–	$–	$4
Unrealized Depreciation	(14)	–	–	(14)

Total Other Financial Instruments	$(10)	$–	$–	$(10)

*	Futures contracts are valued at unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are either $0 or have been rounded to $0.

24	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 76,976	$149,805	$(138,322)	$—	$(8)	$ 88,451	$212
SEI Daily Income Trust, Government Fund, Cl F	47,192	54,800	(66,882)	—	—	$ 35,110	212

Totals	$124,168	$204,605	$(205,204)	$-	$(8)	$123,561	$424

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Mid-Cap Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 97.3%

Consumer Discretionary — 14.8%
AutoZone Inc *	0.7%	1,300	$843
Burlington Stores *	0.8	6,900	919
Dollar General Corp	0.8	11,100	1,038
Lear	0.8	5,300	986
LKQ Corp *	0.7	22,200	843
Lululemon Athletica Inc *	0.8	10,800	963
Macy’s Inc	0.8	32,400	964
PVH Corp	0.8	6,500	984
Ross Stores Inc	0.9	14,000	1,092
Yum China Holdings	0.7	20,900	867
Other Securities	7.0		8,676
			18,175
Consumer Staples — 3.5%
JM Smucker Co	0.7	6,800	843
Tyson Foods Inc, Cl A	0.9	14,100	1,032
Other Securities	1.9		2,390
			4,265
Energy — 5.9%
Continental Resources, Cl A *	0.8	16,000	943
Devon Energy Corp	0.7	26,300	836
Marathon Oil Corp	0.7	55,400	893
Marathon Petroleum Corp	1.2	19,500	1,426
Noble Energy Inc	0.7	28,700	870
ONEOK Inc	0.8	17,100	973
Other Securities (A)	1.0		1,227
			7,168
Financials — 13.0%
Ameriprise Financial Inc	0.8	6,600	976
Citizens Financial Group	0.8	24,600	1,033
Lincoln National Corp	0.7	11,800	862
Regions Financial Corp	0.9	57,000	1,059
Other Securities ‡	9.8		11,982
			15,912
Health Care — 10.7%
Align Technology Inc *	0.8	3,700	929

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
Centene Corp *	0.9%	10,600	$1,133
Cerner Corp *	0.7	14,700	853
IDEXX Laboratories Inc *	0.8	5,300	1,014
Illumina Inc *	1.0	5,100	1,206
Zoetis Inc, Cl A	1.2	18,000	1,503
Other Securities	5.3		6,496
			13,134
Industrials — 12.9%
AMETEK Inc	0.8	12,100	919
Cummins Inc	0.9	6,500	1,054
Dover Corp	0.7	8,600	845
Harris Corp	0.8	6,400	1,032
Huntington Ingalls Industries, Cl A	0.9	4,200	1,083
IDEX Corp	0.7	5,900	841
Ingersoll-Rand PLC	0.7	10,100	864
Spirit AeroSystems Holdings, Cl A	0.8	11,500	963
Other Securities	6.6		8,132
			15,733
Information Technology — 16.6%
Akamai Technologies Inc *	0.7	11,700	830
ANSYS Inc *	0.7	5,500	862
Dell Technologies, Cl V *	0.7	12,000	879
Fiserv Inc, Cl A *	0.8	14,000	998
KLA-Tencor Corp	0.7	8,300	905
Maxim Integrated Products	0.8	16,200	976
ON Semiconductor *	0.7	35,300	863
Skyworks Solutions Inc	0.7	9,000	902
Synopsys Inc *	0.7	10,500	874
Total System Services Inc	0.9	12,200	1,052
Western Digital Corp	1.0	12,700	1,172
Other Securities	8.2		9,964
			20,277

Materials — 6.1%
Freeport-McMoRan Inc, Cl B	0.9	61,800	1,086
Other Securities	5.2		6,400
			7,486

Real Estate — 7.6%
CBRE Group, Cl A *	0.8	21,000	992
Other Securities ‡	6.8		8,363
			9,355

Telecommunication Services — 0.6%
Other Securities	0.6		764

Utilities — 5.6%
NRG Energy Inc	0.7	28,600	873
Other Securities	4.9		5,929
			6,802

Total Common Stock (Cost $104,711) ($ Thousands)			119,071

26	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
1.750% **†(B)	0.2%	199,665	$200

Total Affiliated Partnership (Cost $199) ($ Thousands)			200

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, ClF
1.430% **†	2.6	3,220,883	3,221

Total Cash Equivalent (Cost $3,221) ($ Thousands)			3,221

Total Investments in Securities — 100.1% (Cost $108,131)($ Thousands)			$122,492

Percentages are based on a Net Assets of $122,424 ($ Thousands).
*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018, was $199 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $200 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$119,071	$–	$–	$119,071
Affiliated Partnership	–	200	–	200
Cash Equivalent	3,221	–	–	3,221

Total Investments in Securities	$122,292	$200	$–	$122,492

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 52	$ 4,285	$ (4,138)	$ —	$ 1	$ 200	$ 7
SEI Daily Income Trust, Government Fund, Cl F	4,669	11,172	(12,620)	—	—	3,221	25

Totals	$ 4,721	$ 15,457	$ (16,758)	$ -	$ 1	$ 3,421	$ 32

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Managed Volatility Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 9.8%
Darden Restaurants Inc	0.7%	135,545	$11,555
McDonald’s Corp	0.9	100,815	15,765
Target Corp, Cl A	1.1	262,700	18,239
Other Securities	7.1		118,571
			164,130
Consumer Staples — 19.5%
Altria Group Inc	0.8	202,039	12,591
Coca-Cola Co	0.8	302,469	13,136
Colgate-Palmolive Co	1.1	266,052	19,071
Costco Wholesale Corp	0.9	77,234	14,553
JM Smucker Co	0.7	96,000	11,905
Lamb Weston Holdings	0.9	257,404	14,986
PepsiCo Inc	1.1	166,779	18,204
Philip Morris International	0.7	109,982	10,932
Procter & Gamble Co	1.0	211,621	16,777
Sysco Corp, Cl A	0.7	183,443	10,999
Tyson Foods Inc, Cl A	1.5	336,295	24,613
US Foods Holding *	0.7	362,315	11,873
Walgreens Boots Alliance Inc	0.6	165,700	10,848
Walmart Inc	2.0	378,301	33,657
Other Securities	6.0		102,441
			326,586
Energy — 1.8%
Exxon Mobil Corp	1.2	260,635	19,446
Other Securities	0.6		10,624
			30,070
Financials — 15.6%
Allstate Corp	1.4	249,207	23,625
Arch Capital Group Ltd *	0.9	175,831	15,049
Berkshire Hathaway Inc, Cl B *	1.2	96,200	19,190
Cboe Global Markets Inc	0.8	121,116	13,819
Everest Re Group Ltd	0.8	54,280	13,940
Progressive Corp	1.1	312,180	19,021
Travelers Cos Inc	0.8	97,500	13,539
Other Securities ‡	8.6		143,643
			261,826

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care — 13.6%
Anthem Inc	0.6%	48,900	$10,743
Baxter International Inc	0.9	225,956	14,696
Cigna Corp	0.7	70,457	11,818
Humana Inc	0.8	49,795	13,386
IDEXX Laboratories Inc *	0.6	55,510	10,624
Johnson & Johnson	1.8	240,850	30,865
Merck Co Inc	1.8	553,001	30,122
Pfizer Inc	1.5	685,600	24,332
Other Securities ‡	4.9		82,463
			229,049
Industrials — 5.1%
United Technologies Corp	0.7	86,400	10,871
Waste Management Inc	1.7	329,615	27,727
Other Securities	2.7		46,926
			85,524
Information Technology — 10.4%
Amdocs Ltd	1.4	353,286	23,571
Apple Inc	1.1	106,600	17,885
Cisco Systems Inc	1.1	444,300	19,056
Intel Corp	1.3	404,200	21,051
International Business Machines Corp	0.7	73,000	11,200
Motorola Solutions Inc	0.8	121,100	12,752
Other Securities	4.0		69,495
			175,010
Materials — 1.6%
Other Securities	1.6		27,641

Real Estate — 3.8%
SBA Communications Corp, Cl A *‡	0.8	79,927	13,661
Other Securities ‡	3.0		49,315
			62,976
Telecommunication Services — 3.5%
AT&T Inc	1.2	557,714	19,883
Verizon Communications Inc	1.0	335,300	16,034
Other Securities	1.3		22,305
			58,222
Utilities — 12.8%
American Electric Power	1.5	365,758	25,087
Entergy Corp	0.7	146,600	11,549
Exelon Corp	1.6	671,632	26,200
NextEra Energy Inc	1.2	121,899	19,910
PG&E Corp	0.7	270,504	11,883
PPL Corp	0.8	476,239	13,473
Public Service Enterprise Group	0.7	232,900	11,701
Other Securities	5.6		95,328
			215,131
Total Common Stock (Cost $1,455,064) ($ Thousands)			1,636,165

28	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	2.3%	37,956,090	$ 37,956

Total Cash Equivalent (Cost $37,956) ($ Thousands)			37,956

Total Investments in Securities — 99.8% (Cost $1,493,020)($ Thousands)			$ 1,674,121

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)

S&P 500 Index E-MINI	166	Jun-2018	$23,102	$21,937	$(1,165)

Percentages are based on Net Assets of $1,678,156 ($ Thousands).
*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,636,165	$—	$—	$ 1,636,165
Cash Equivalent	37,956	—	—	37,956

Total Investments in Securities	$1,674,121	$—	$—	$ 1,674,121

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(1,165)	$—	$—	$ (1,165)

Total Other Financial Instruments	$(1,165)	$—	$—	$ (1,165)

* Futures Contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$32,713	$512,063	$(506,820)	$—	$—	$37,956	$198

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	29

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Global Managed Volatility Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 97.6%

Australia — 2.8%
Other Securities	2.8%		$40,494

Austria — 1.5%
voestalpine AG	0.9	238,610	12,558
Other Securities	0.6		9,307

			21,865

Belgium — 1.1%
Other Securities ‡	1.1		15,283
Bermuda — 0.1%
Other Securities	0.1		2,022

Canada — 7.1%
George Weston Ltd	0.6	112,380	9,041
National Bank of Canada	0.7	203,600	9,576
Other Securities ‡	5.8		83,111

			101,728

China — 0.0%
Other Securities	0.0		416

Denmark — 1.8%
Carlsberg A/S, Cl B	0.8	93,237	11,094
Other Securities	1.0		14,790

			25,884

Finland — 0.7%
Other Securities	0.7		9,195

France — 1.3%
Other Securities	1.3		18,180

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Germany — 2.6%
Other Securities	2.6%		$37,063

Guernsey — 0.8%
Amdocs Ltd	0.8	159,408	10,636

Hong Kong — 4.8%
CLP Holdings Ltd, Cl B	1.2	1,680,156	17,156
Other Securities ‡(A)	3.6		51,741

			68,897

Ireland — 0.2%
Other Securities ‡	0.2		2,515

Israel — 1.7%
Bank Hapoalim	0.6	1,265,135	8,676
Bank Leumi Le-Israel	0.7	1,523,061	9,182
Other Securities	0.4		6,792

			24,650
Italy — 0.9%
Other Securities	0.9		12,653

Japan — 7.4%
Other Securities ‡	7.4		105,692

Luxembourg — 0.1%
Other Securities	0.1		1,370

Netherlands — 0.4%
Other Securities (A)	0.4		5,324

New Zealand — 2.1%
Fisher & Paykel Healthcare	0.7	979,465	9,344
Other Securities ‡	1.4		20,628

			29,972
Norway — 1.7%
Orkla ASA	0.8	1,105,907	11,856
Telenor ASA	0.8	482,623	10,947
Other Securities	0.1		1,824

			24,627

Portugal — 0.3%
Other Securities	0.3		3,874

Singapore — 1.6%
Other Securities ‡	1.6		23,457

30	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Spain — 0.3%
Other Securities	0.3%		$3,915

Sweden — 2.4%
ICA Gruppen AB	0.7	271,290	9,586
Swedish Match AB	0.9	301,155	13,619
Other Securities	0.8		11,488

			34,693

Switzerland — 5.4%
Nestle SA	1.0	172,786	13,637
Novartis AG	0.7	126,351	10,182
Other Securities	3.7		53,982

			77,801

United Kingdom — 3.0%
Diageo PLC	0.6	267,834	9,042
Other Securities ‡	2.4		34,445

			43,487

United States — 45.5%
AGNC Investment ‡	0.7	492,229	9,313
Altria Group Inc	0.6	141,192	8,799
Annaly Capital Management ‡	0.6	847,521	8,840
Berkshire Hathaway Inc, Cl B *	0.7	49,532	9,881
Bio-Rad Laboratories, Cl A *	0.6	34,714	8,681
Chemed Corp	1.0	52,849	14,420
Cigna Corp	0.9	73,849	12,387
Clorox Co	1.1	113,578	15,118
Coca-Cola Co	1.0	313,619	13,620
Colgate-Palmolive Co	0.8	168,988	12,113
Danaher Corp, Cl A	0.8	117,032	11,459
Estee Lauder Co, Cl A	1.5	138,666	20,761
Exelon Corp	0.6	221,942	8,658
Home Depot Inc	0.8	63,923	11,394
Humana Inc	1.0	54,219	14,576
Johnson & Johnson	1.0	115,724	14,830
Lincoln National Corp	0.6	124,572	9,101
ManpowerGroup Inc	0.7	82,673	9,516
Mastercard Inc, Cl A	0.8	66,479	11,644
McDonald’s Corp	1.3	119,691	18,717
Mettler-Toledo International *	0.7	17,574	10,106
PepsiCo Inc	1.2	154,668	16,882
Pfizer Inc	0.7	294,129	10,439
Philip Morris International	0.6	88,791	8,826
Procter & Gamble Co	1.0	187,363	14,854
Quest Diagnostics Inc	0.8	107,105	10,743
Reliance Steel & Aluminum	0.7	123,148	10,559
Sysco Corp, Cl A	0.6	153,552	9,207
United Parcel Service, Cl B	0.7	88,499	9,262
Voya Financial Inc	0.9	241,825	12,212
Walt Disney Co	0.7	95,720	9,614

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

United States — 45.5% (continued)
Waste Management Inc	0.9%	145,909	$12,274
WellCare Health Plans Inc *	0.6	45,348	8,781
Zoetis Inc, Cl A	0.8	144,892	12,100
Other Securities ‡	17.5		251,022

			650,709

Total Common Stock (Cost $1,223,564) ($ Thousands)			1,396,402

Preferred Stock — 0.2%

Germany — 0.2%
Other Securities	0.2		2,650

Sweden — 0.0%
Other Securities	0.0		471

Total Preferred Stock (Cost $3,075) ($ Thousands)			3,121

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	1.0	14,699,242	14,699

Total Cash Equivalent (Cost $14,699) ($ Thousands)			14,699

Total Investments in Securities —98.8% (Cost $1,241,338)($ Thousands)			$1,414,222

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	31

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

DJ Euro Stoxx 50 Index	38	Jun-2018	$1,549	$1,533	$(4)

FTSE 100 Index	9	Jun-2018	885	883	(2)

Hang Seng Index	2	Apr-2018	389	383	(6)

S&P 500 Index E-MINI	49	Jun-2018	6,713	6,475	(238)

SPI 200 Index	4	Jun-2018	448	440	(6)

TOPIX Index	5	Jun-2018	789	802	16

			$10,773	$10,516	$(240)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Brown Brothers Harriman	04/27/18	USD	198	SGD	260	$—

Brown Brothers Harriman	04/27/18	USD	215	SGD	281	—

Brown Brothers Harriman	04/27/18	USD	482	NOK	3,715	(9)

Brown Brothers Harriman	04/27/18	USD	531	NZD	729	(5)

Brown Brothers Harriman	04/27/18	USD	629	SEK	5,152	(12)

Brown Brothers Harriman	04/27/18	USD	645	AUD	835	(5)

Brown Brothers Harriman	04/27/18	USD	843	GBP	593	(10)

Brown Brothers Harriman	04/27/18	USD	1,101	HKD	8,630	—

Brown Brothers Harriman	04/27/18	USD	337	CAD	435	—

Brown Brothers Harriman	04/27/18	USD	912	CAD	1,171	(3)

Brown Brothers Harriman	04/27/18	USD	1,341	CHF	1,265	(18)

Brown Brothers Harriman	04/27/18	USD	1,671	JPY	174,907	(23)

Brown Brothers Harriman	04/27/18	USD	3,138	EUR	2,524	(28)

Brown Brothers Harriman	04/27/18	SGD	96	USD	74	—

Brown Brothers Harriman	04/27/18	SGD	16,016	USD	12,199	(24)

Brown Brothers Harriman	04/27/18	GBP	17,000	USD	24,095	227

Brown Brothers Harriman	04/27/18	GBP	122	USD	171	—

Brown Brothers Harriman	04/27/18	NZD	21,281	USD	15,438	90

Brown Brothers Harriman	04/27/18	NZD	174	USD	126	—

Brown Brothers Harriman	04/27/18	AUD	30,070	USD	23,218	156

Brown Brothers Harriman	04/27/18	AUD	136	USD	105	—

Brown Brothers Harriman	04/27/18	CHF	40,131	USD	42,496	495

Brown Brothers Harriman	04/27/18	CHF	199	USD	208	—

Brown Brothers Harriman	04/27/18	CAD	58,028	USD	45,116	82

Brown Brothers Harriman	04/27/18	CAD	280	USD	218	—

Brown Brothers Harriman	04/27/18	EUR	66,584	USD	82,497	478

Brown Brothers Harriman	04/27/18	EUR	472	USD	582	—

Brown Brothers Harriman	04/27/18	NOK	108,967	USD	14,077	183

Brown Brothers Harriman	04/27/18	NOK	869	USD	111	—

Brown Brothers Harriman	04/27/18	SEK	154,968	USD	18,831	292

Brown Brothers Harriman	04/27/18	SEK	1,781	USD	213	—

Brown Brothers Harriman	04/27/18	HKD	283,368	USD	36,146	8

Brown Brothers Harriman	04/27/18	HKD	1,475	USD	188	—

Brown Brothers Harriman	04/27/18	JPY	5,844,309	USD	55,828	782

32	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Brown Brothers Harriman	04/27/18	JPY	36,717	USD	346	$—

Brown Brothers Harriman	04/30/18	USD	531	DKK	3,180	(5)

Brown Brothers Harriman	04/30/18	DKK	83,365	USD	13,867	83

Brown Brothers Harriman	04/30/18	DKK	617	USD	102	—

						$2,734

Percentages are based on a Net Assets of $1,431,826 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $7,388 ($ Thousands), representing 0.5% of the net assets of the Fund.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

Ltd — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,394,237	$2,165	$–	$1,396,402
Preferred Stock	3,121	–	–	3,121
Cash Equivalent	14,699	–	–	14,699

Total Investments in Securities	$1,412,057	$2,165	$–	$1,414,222

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$16	$–	$–	$16
Unrealized Depreciation	(256)	–	–	(256)
Forwards Contracts *
Unrealized Appreciation	–	2,876	–	2,876
Unrealized Depreciation	–	(142)	–	(142)

Total Other Financial Instruments	$(240)	$2,734	$–	$2,494

* Futures contracts and forwards contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	33

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Global Managed Volatility Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 34,016	$ 94,919	$ (114,236)	$ –	$ –	$ 14,699	$ 106

The accompanying notes are an integral part of the financial statements.

34	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Tax-Managed Managed Volatility Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 97.7%

Consumer Discretionary — 6.7%
Target Corp, Cl A	1.0%	163,100	$11,324
Walt Disney Co	0.6	68,926	6,923
Other Securities	5.1		54,164
			72,411
Consumer Staples — 14.9%
Altria Group Inc	1.3	232,467	14,487
Clorox Co	0.7	53,663	7,143
Costco Wholesale Corp	0.7	40,733	7,675
McCormick & Co	0.7	72,119	7,673
PepsiCo Inc	1.0	97,015	10,589
Sysco Corp, Cl A	0.9	153,793	9,222
Walmart Inc	2.1	260,505	23,177
Other Securities	7.5		80,234
			160,200
Energy — 2.3%
Valero Energy Corp	0.9	112,085	10,398
Other Securities	1.4		14,927
			25,325
Financials — 15.4%
Arch Capital Group Ltd *	0.6	78,888	6,752
Berkshire Hathaway Inc, Cl B *	1.1	59,100	11,789
Cboe Global Markets Inc	1.1	100,323	11,447
Everest Re Group Ltd	1.2	49,454	12,701
Morningstar Inc, Cl A	0.7	77,804	7,432
Progressive Corp	0.6	115,800	7,056
RenaissanceRe Holdings	1.1	87,873	12,171
Travelers Cos Inc	1.1	85,366	11,854
Validus Holdings	0.8	130,502	8,802
Other Securities ‡	7.1		76,439
			166,443
Health Care — 16.8%
Anthem Inc	0.9	45,173	9,924
Baxter International Inc	0.8	127,117	8,268
Eli Lilly & Co	1.2	170,281	13,175
Humana Inc	1.1	44,201	11,882

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
Johnson & Johnson	2.4%	204,740	$26,237
Merck Co Inc	1.5	286,986	15,632
Pfizer Inc	2.1	640,620	22,736
UnitedHealth Group Inc	0.7	37,163	7,953
Other Securities ‡	6.1		65,393
			181,200
Industrials — 13.1%
3M Co	0.7	33,715	7,401
Boeing Co	1.0	32,700	10,722
Lockheed Martin Corp	1.1	34,838	11,773
Northrop Grumman Corp	1.7	51,849	18,101
Raytheon Co	1.9	94,443	20,383
Republic Services Inc	0.9	146,100	9,676
Waste Management Inc	1.1	137,382	11,557
Other Securities	4.7		52,097
			141,710
Information Technology — 12.4%
Amdocs Ltd	1.1	175,368	11,701
Apple Inc	1.1	74,000	12,416
Cisco Systems Inc	1.0	242,600	10,405
Dell Technologies, Cl V *	0.7	108,346	7,932
Intel Corp	1.3	265,600	13,832
Microsoft Corp	0.8	90,063	8,220
Motorola Solutions Inc	0.6	66,200	6,971
Other Securities	5.8		62,244
			133,721
Materials — 1.8%
Other Securities	1.8		18,927

Real Estate — 1.2%
Other Securities ‡	1.2		12,775

Telecommunication Services — 2.9%
AT&T Inc	1.0	288,500	10,285
Verizon Communications Inc	0.6	147,117	7,035
Other Securities	1.3		13,410
			30,730
Utilities — 10.2%
American Electric Power	0.8	122,164	8,379
Consolidated Edison Inc	1.2	165,942	12,934
Edison International	0.7	124,025	7,895
Entergy Corp	0.8	108,074	8,514
Exelon Corp	0.7	182,495	7,119
Public Service Enterprise Group	0.9	188,698	9,480
WEC Energy Group Inc	0.7	119,032	7,463
Other Securities	4.4		47,999
			109,783

Total Common Stock (Cost $719,346) ($ Thousands)			1,053,225

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	35

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Tax-Managed Managed Volatility Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

RIGHTS — 0.0%
Other Securities	0.0%		$4

Total Rights (Cost $–) ($ Thousands)			4

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	2.2%	23,357,090	$23,357

Total Cash Equivalent (Cost $23,357) ($ Thousands)			23,357

Total Investments in Securities — 99.9% (Cost $742,703)($ Thousands)			$1,076,586

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	92	Jun-2018	$12,717	$12,158	$(559)

Percentages are based on a Net Assets of $1,078,131 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,053,225	$—	$—	$1,053,225
Rights	—	4	—	4
Cash Equivalent	23,357	—	—	23,357

Total Investments in Securities	$ 1,076,582	$4	$—	$1,076,586

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(559)	$—	$—	$(559)

Total Other Financial Instruments	$(559)	$—	$—	$(559)

* Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 22,607	$ 75,598	$ (74,848)	$ —	$ —	$ 23,357	$ 143

The accompanying notes are an integral part of the financial statements.

36	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Tax-Managed International Managed Volatility Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 93.1%

Australia — 6.1%
AGL Energy Ltd	0.9%	205,787	$ 3,455
ASX	0.5	44,853	1,941
CSL Ltd	0.5	14,554	1,754
Macquarie Group	0.5	22,760	1,816
Telstra Corp Ltd, Cl B	0.6	995,296	2,407
Wesfarmers Ltd	0.6	74,084	2,372
Other Securities ‡	2.5		9,683

			23,428
Austria — 1.5%
Other Securities	1.5		5,978

Belgium — 1.5%
Other Securities	1.5		5,675

Canada — 2.2%
TELUS Corp	0.7	73,777	2,589
Toronto-Dominion Bank	0.8	52,833	2,996
Other Securities	0.7		2,803

			8,388
Denmark — 2.3%
Danske Bank	0.6	64,488	2,400
Other Securities (A)	1.7		6,314

			8,714
Finland — 0.8%
Other Securities	0.8		2,970

France — 5.1%
Sanofi	1.2	57,238	4,599
TOTAL	0.6	40,805	2,320

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

France — 5.1% (continued)
Other Securities	3.3%		$ 12,795

			19,714
Germany — 7.1%
Covestro (A)	0.5	18,749	1,852
Deutsche Lufthansa	0.5	56,403	1,804
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	0.7	11,743	2,731
TUI	0.5	95,348	2,046
Other Securities	4.9		19,064

			27,497
Hong Kong — 5.5%
CLP Holdings Ltd, Cl B	0.7	259,500	2,650
Kerry Properties Ltd	0.6	480,000	2,174
WH Group Ltd (A)	0.9	3,143,000	3,364
Other Securities ‡(A)	3.3		13,166

			21,354
Ireland — 0.2%
Other Securities ‡	0.2		710

Israel — 1.5%
Bank Hapoalim	0.7	381,085	2,614
Other Securities	0.8		3,216

			5,830
Italy — 0.6%
Other Securities	0.6		2,449

Japan — 21.2%
Astellas Pharma	0.8	209,800	3,217
Canon Inc	0.5	55,500	2,031
Japan Airlines Co Ltd	0.6	55,600	2,266
JXTG Holdings Inc	0.5	312,400	1,919
Nippon Telegraph & Telephone	1.3	103,200	4,805
Nissan Motor	0.7	240,000	2,490
NTT DOCOMO Inc	0.7	103,800	2,651
Yamada Denki Co Ltd	0.6	390,400	2,374
Other Securities	15.5		59,664

			81,417
Luxembourg — 0.3%
Other Securities	0.3		1,073

Netherlands — 2.0%
NN Group NV	0.8	65,980	2,934
Other Securities (A)	1.2		4,961

			7,895

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	37

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Tax-Managed International Managed Volatility Fund (Concluded)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

New Zealand — 2.2%
Fisher & Paykel Healthcare	0.5%	218,520	$2,085
Other Securities ‡	1.7		6,219

			8,304
Norway — 1.3%
Other Securities	1.3		5,091

Portugal — 0.3%
Other Securities	0.3		1,183

Singapore — 4.7%
DBS Group Holdings	1.1	193,400	4,127
Other Securities ‡	3.6		14,033

			18,160
Spain — 1.7%
Endesa	0.6	108,288	2,389
Iberdrola	0.5	244,197	1,800
Other Securities	0.6		2,231

			6,420
Sweden — 2.4%
Other Securities (A)	2.4		9,090

Switzerland — 10.8%
Kuehne + Nagel International	0.6	15,324	2,410
Nestle SA	0.7	31,510	2,487
Novartis AG	0.9	40,510	3,265
Roche Holding AG	1.4	24,001	5,500
Sonova Holding AG	0.5	12,680	2,011
Swiss Life Holding AG	1.1	11,334	4,041
Swiss Prime Site AG	0.6	23,197	2,239
Swiss Re	0.9	32,475	3,304
Swisscom AG	0.7	5,046	2,501
Zurich Insurance Group	0.7	8,267	2,715

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)

Switzerland — 10.8% (continued)
Other Securities	2.7%		$10,906

			41,379
United Kingdom — 11.1%
BAE Systems PLC	0.7	338,194	2,769
BP PLC	0.6	345,444	2,326
Carnival PLC	0.7	39,861	2,566
GlaxoSmithKline	1.0	197,005	3,839
Kingfisher PLC	0.5	479,313	1,973
Rio Tinto Ltd	0.5	32,457	1,831
Royal Mail PLC	0.6	290,435	2,206
SSE PLC	0.6	122,562	2,194
Other Securities ‡	5.9		22,841

			42,545
United States — 0.7%
Other Securities	0.7		2,813

Total Common Stock (Cost $307,264) ($ Thousands)			358,077

Preferred Stock — 0.2%

Germany — 0.2%
Other Securities	0.2		690

Total Preferred Stock (Cost $646) ($ Thousands)			690

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	5.0	19,092,056	19,092

Total Cash Equivalent (Cost $19,092) ($ Thousands)			19,092

Total Investments in Securities — 98.3% (Cost $327,002)($ Thousands)			$377,859

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	133	Jun-2018	$5,426	$5,367	$(18)
FTSE 100 Index	30	Jun-2018	2,948	2,943	(3)
Hang Seng Index	4	Apr-2018	785	766	(19)
SPI 200 Index	11	Jun-2018	1,260	1,210	(32)
TOPIX Index	23	Jun-2018	3,696	3,691	6

			$14,115	$13,977	$(66)

38	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Percentages are based on a Net Assets of $384,432 ($ Thousands).

**	The rate reported is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $9,071 ($ Thousands), representing 2.4% of the net assets of the Fund.

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

Ltd. — Limited

PLC — Public Limited Company

SPI — Share Price Index

TOPIX — Tokyo Price Index

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$358,034	$43	$—	$358,077
Preferred Stock	690	—	—	690
Cash Equivalent	19,092	—	—	19,092

Total Investments in Securities	$377,816	$43	$—	$377,859

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$6	$—	$—	$6
Unrealized Depreciation	(72)	—	—	(72)

Total Other Financial Instruments	$(66)	$—	$—	$(66)

* Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 15,270	$ 29,903	$(26,081)	$ —	$ —	$ 19,092	$ 61

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Real Estate Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock — 96.0%

Consumer Discretionary — 1.2%
Hilton Worldwide Holdings	1.2%	19,190	$1,511

Real Estate — 94.8%
Alexandria Real Estate Equities ‡	2.8	28,866	3,605
American Homes 4 Rent, Cl A ‡	2.5	156,440	3,141
Americold Realty Trust ‡	0.5	31,320	598
AvalonBay Communities Inc ‡	5.5	42,860	7,049
Boston Properties Inc ‡	4.1	42,460	5,232
Camden Property Trust ‡	3.2	49,150	4,137
Chesapeake Lodging Trust ‡	1.1	52,038	1,447
Columbia Property Trust ‡	0.7	46,440	950
Corporate Office Properties Trust ‡	0.7	32,970	852
Cousins Properties, Cl A ‡	1.0	144,380	1,253
CubeSmart ‡	3.3	147,755	4,167
CyrusOne ‡	2.5	63,393	3,246
DCT Industrial Trust ‡	1.6	36,450	2,054
DDR ‡	0.6	107,900	791
Duke Realty Corp ‡	2.6	124,080	3,286
Equinix Inc ‡	5.8	17,773	7,432
Equity Residential ‡	0.5	11,390	702
Essex Property Trust Inc ‡	1.2	6,230	1,499
Extra Space Storage Inc ‡	1.6	22,870	1,998
Forest City Realty Trust, Cl A ‡	1.2	75,930	1,538
GGP Inc ‡	1.7	109,020	2,230
HCP Inc ‡	2.7	145,550	3,381
Healthcare Trust of America, Cl A ‡	2.9	138,030	3,651
Highwoods Properties ‡	1.9	55,180	2,418
Hudson Pacific Properties ‡	1.5	57,520	1,871
Invitation Homes ‡	1.9	103,504	2,363
Iron Mountain Inc ‡	0.9	36,484	1,199
Kilroy Realty ‡	2.9	52,620	3,734
Kimco Realty Corp ‡	1.2	109,140	1,572
LaSalle Hotel Properties ‡	0.9	41,110	1,193
Liberty Property Trust ‡	1.5	46,910	1,864
Mack-Cali Realty ‡	1.4	105,950	1,770
Park Hotels & Resorts ‡	2.0	96,050	2,595
Prologis Inc ‡	5.4	108,850	6,856
Public Storage ‡	1.9	11,900	2,385
QTS Realty Trust, Cl A ‡	0.3	9,150	331
Regency Centers Corp ‡	2.2	46,890	2,766
Simon Property Group Inc ‡	6.6	54,400	8,397
Sun Communities ‡	2.2	31,230	2,853

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Common Stock (continued)
Sunstone Hotel Investors ‡	1.5%	128,470	$1,955
Taubman Centers ‡	0.6	13,390	762
UDR Inc ‡	2.2	80,408	2,864
Urban Edge Properties ‡	0.6	34,120	728
Ventas Inc ‡	1.5	37,860	1,875
Vornado Realty Trust ‡	0.8	15,760	1,061
Washington Real Estate Investment Trust ‡	0.2	7,905	216
Weingarten Realty Investors ‡	1.7	77,730	2,183
Welltower Inc ‡	0.7	16,940	922
			120,972

Total Common Stock (Cost $115,364) ($ Thousands)			122,483

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	1.3	1,612,725	1,613
Total Cash Equivalent (Cost $1,613) ($ Thousands)			1,613

Total Investments in Securities — 97.3% (Cost $116,977)($ Thousands)			$124,096

Percentages are based on Net Assets of $127,555 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

Cl — Class

As of March 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

40	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$4,718	$35,474	$(38,579)	$-	$-	$1,613	$22
SEI Liquidity Fund, L.P.	-	80	(80)	-	-	-	4

Totals	$4,718	$35,554	$38,659	$-	$-	$1,613	$26

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Enhanced Income Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 36.8%

Consumer Discretionary — 3.8%
AMC Networks
4.750%, 08/01/2025	$ 94	$91
American Honda Finance MTN
1.700%, 02/22/2019	250	248
AutoZone
1.625%, 04/21/2019	70	69
Daimler Finance North America LLC
1.500%, 07/05/2019 (A)	285	280
Discovery Communications
2.200%, 09/20/2019	50	49
Ford Motor Credit LLC
2.901%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	200	201
1.897%, 08/12/2019	350	344
General Motors Financial
2.650%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	150	151
2.400%, 04/10/2018	200	200
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	300	296
Nissan Motor Acceptance MTN
2.612%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	200	203
Sinclair Television Group
5.625%, 08/01/2024 (A)	200	199
Sirius XM Radio
5.375%, 04/15/2025 (A)	265	263

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Six Flags Entertainment
4.875%, 07/31/2024 (A)	$ 232	$226
		2,820

Consumer Staples — 3.8%
Alimentation Couche-Tard
2.589%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	200	200
Anheuser-Busch InBev Worldwide
2.463%, VAR ICE LIBOR USD 3 Month+0.690%, 08/01/2018	250	250
Constellation Brands
2.000%, 11/07/2019	125	123
CVS Health
2.777%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	140	141
1.900%, 07/20/2018	350	349
Kraft Heinz Foods
2.631%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	125	126
Kroger
2.000%, 01/15/2019	220	219
Kroger MTN
1.500%, 09/30/2019	285	278
Molson Coors Brewing
1.450%, 07/15/2019	140	138
Mondelez International
2.293%, VAR ICE LIBOR USD 3 Month+0.520%, 02/01/2019	225	226
Reckitt Benckiser Treasury Services
2.846%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	200	199
Reynolds American
2.300%, 06/12/2018	245	245
Skandinaviska Enskilda Banken
2.659%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (A)	300	301
		2,795

Energy — 2.6%
Anadarko Petroleum
6.950%, 06/15/2019	235	246
Andeavor Logistics
5.500%, 10/15/2019	90	93
Blue Racer Midstream
6.125%, 11/15/2022 (A)	250	254
BP Capital Markets PLC
2.916%, VAR ICE LIBOR USD 3 Month+0.630%, 09/26/2018	250	251
Energy Transfer Partners
2.500%, 06/15/2018	350	350

42	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating
6.650%, 04/15/2018	$ 250	$250
FTS International
6.250%, 05/01/2022	103	103
Phillips 66
2.472%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	125	125
Total Capital International
2.381%, VAR ICE LIBOR USD 3 Month+0.570%, 08/10/2018	225	225
		1,897

Financials — 16.8%
ABN AMRO Bank
2.374%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	300	301
AIG Global Funding
2.788%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	250	250
Assurant
3.543%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	130	130
Bank of America MTN
5.650%, 05/01/2018	110	110
2.958%, VAR ICE LIBOR USD 3 Month+0.650%, 10/01/2021	225	226
2.905%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	150	152
Bank of Montreal MTN
2.671%, VAR ICE LIBOR USD 3 Month+0.600%, 12/12/2019	350	352
Bank of Nova Scotia
1.650%, 06/14/2019	200	197
BB&T MTN
2.433%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2019	325	326
BPCE MTN
3.124%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	250	253
Branch Banking & Trust
1.450%, 05/10/2019	260	256
Canadian Imperial Bank of Commerce
2.865%, VAR ICE LIBOR USD 3 Month+0.720%, 06/16/2022	275	277
Capital One
2.917%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	250	251
Citibank
2.571%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	250	251
Citigroup
2.494%, VAR ICE LIBOR USD 3 Month+0.550%, 08/25/2036	500	437

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citizens Bank
2.754%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	$ 275	$277
Cooperatieve Rabobank UA
2.538%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	300	304
Credit Agricole MTN
3.041%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	250	253
Danske Bank
2.605%, VAR ICE LIBOR USD 3 Month+0.580%, 09/06/2019 (A)	200	201
Fifth Third Bank
2.017%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	250	250
Goldman Sachs Group
3.009%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	275	278
2.863%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	250	252
Huntington National Bank
2.581%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	250	251
ING Bank
2.998%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	200	201
Jackson National Life Global Funding
3.022%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	125	127
1.875%, 10/15/2018 (A)	200	199
JPMorgan Chase
2.390%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	300	301
KeyBank
2.350%, 03/08/2019	250	249
Manufacturers & Traders Trust
2.483%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	250	252
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	395	388
Morgan Stanley
2.925%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	175	177
2.591%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	225	226
National Bank of Canada MTN
2.631%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	250	251
Nordea Bank MTN
2.922%, VAR ICE LIBOR USD 3 Month+0.620%, 09/30/2019 (A)	200	201
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (A)	250	247

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	43

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Protective Life Global Funding
1.722%, 04/15/2019 (A)	$ 235	$233
Prudential Financial MTN
2.619%, VAR ICE LIBOR USD 3 Month+0.780%, 08/15/2018	250	251
Royal Bank of Canada MTN
2.771%, VAR ICE LIBOR USD 3 Month+0.700%, 12/10/2018	200	201
2.158%, VAR ICE LIBOR USD 3 Month+0.450%, 01/10/2019	200	200
Santander UK MTN
2.794%, VAR ICE LIBOR USD 3 Month+0.850%, 08/24/2018	300	301
Societe Generale MTN
3.388%, VAR ICE LIBOR USD 3 Month+1.080%, 10/01/2018	300	301
State Street
3.125%, VAR ICE LIBOR USD 3 Month+1.000%, 06/15/2037	375	339
Sumitomo Mitsui Banking
2.245%, VAR ICE LIBOR USD 3 Month+0.540%, 01/11/2019	250	251
SunTrust Bank
2.302%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	250	252
Synchrony Financial
3.017%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	200	203
Toronto-Dominion Bank MTN
1.450%, 08/13/2019	200	197
UBS MTN
4.750%, VAR USD Swap Semi 30/360 5 Year Curr+3.765%, 05/22/2023	250	250
2.473%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	250	251
Wells Fargo
2.851%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	150	152
Wells Fargo MTN
2.447%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	250	251
		12,287
Health Care — 1.5%
Amgen
2.261%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	150	150
Anthem
2.500%, 11/21/2020	150	148
Baxalta
3.028%, VAR ICE LIBOR USD 3 Month+0.780%, 06/22/2018	250	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cardinal Health
2.895%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	$275	$275
Molina Healthcare
4.875%, 06/15/2025 (A)	190	177
Tenet Healthcare
4.625%, 07/15/2024 (A)	100	96
		1,096

Industrials — 3.1%
Air Lease
2.125%, 01/15/2020	250	246
Catholic Health Initiatives
2.600%, 08/01/2018	305	305
Fortive
1.800%, 06/15/2019	315	311
ILFC E-Capital Trust I
4.640%, 12/21/2065 (A)	500	488
John Deere Capital MTN
2.350%, 01/08/2021	105	103
Nielsen Finance
5.000%, 04/15/2022 (A)	300	300
PACCAR Financial MTN
1.300%, 05/10/2019	195	192
Sensata Technologies
5.000%, 10/01/2025 (A)	300	296
		2,241

Information Technology — 2.1%
Broadcom
2.375%, 01/15/2020	300	296
DXC Technology
2.875%, 03/27/2020	105	104
eBay
2.637%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	300	302
Entegris
4.625%, 02/10/2026 (A)	65	63
Fidelity National Information Services
2.850%, 10/15/2018	250	250
Hewlett Packard Enterprise
2.100%, 10/04/2019 (A)	250	247
QUALCOMM
2.335%, VAR ICE LIBOR USD 3 Month+0.450%, 05/20/2020	275	276
		1,538

Materials — 0.7%
Air Liquide Finance
1.375%, 09/27/2019 (A)	225	221
Glencore Funding LLC
2.500%, 01/15/2019 (A)	150	149

44	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	$ 121	$125
		495

Real Estate — 0.3%
Equinix
5.750%, 01/01/2025	200	208

Telecommunication Services — 0.7%
AT&T
3.232%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	300	303
Inmarsat Finance
4.875%, 05/15/2022 (A)	250	243
		546

Utilities — 1.4%
DTE Energy
1.500%, 10/01/2019	260	254
Emera US Finance
2.150%, 06/15/2019	175	173
NextEra Energy Capital Holdings
1.649%, 09/01/2018	90	89
Sempra Energy
1.625%, 10/07/2019	155	152
Southern
1.550%, 07/01/2018	350	349
Texas Energy (Escrow Security)
3.900%, 12/31/2034 (B)	4	1
		1,018

Total Corporate Obligations (Cost $27,095) ($ Thousands)		26,941

LOAN PARTICIPATIONS — 30.5%

Aerospace/Defense — 0.6%
Sequa Mezzanine Holdings L.L.C., Initial Loan
10.753%, VAR LIBOR+9.000%, 04/28/2022	89	90
Sequa Mezzanine Holdings L.L.C., Initial Term Loan
7.071%, VAR LIBOR+5.000%, 11/28/2021	113	114
TransDigm, Cov-Lite, Term Loan F, 1st Lien
5.052%, 06/09/2023	85	85
4.627%, 06/09/2023	162	163
		452

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Airlines — 0.3%
Air Methods, Term Loan, 1st Lien
5.802%, 04/22/2024	$ 250	$251

Broadcasting and Entertainment — 0.1%
Cumulus Media Holdings Inc. , Term Loan, 1st Lien
4.900%, VAR LIBOR+3.250%, 12/23/2020	76	63

Building Materials — 1.1%
Beacon Roofing Supply, Cov-Lite, Term Loan B, 1st Lien
3.936%, 01/02/2025	71	72
Forterra Finance, LLC, Replacement Term Loan
4.877%, VAR LIBOR+3.000%, 10/25/2023	266	245
Jeld-Wen, Cov-Lite, Term Loan B4, 1st Lien
4.302%, 12/31/2024	196	197
LBM, Cov-Lite, Term Loan, 1st Lien
5.627%, 08/20/2022	127	128
Mueller Water Products, Cov-Lite, Term Loan B, 1st Lien
4.802%, VAR LIBOR+2.500%, 11/25/2021	29	29
4.377%, VAR LIBOR+2.500%, 11/25/2021	4	4
4.374%, VAR LIBOR+2.500%, 11/25/2021	62	62
Summit Materials LLC, Cov-Lite, Term Loan B, 1st Lien
4.127%, 11/11/2024	75	75
		812

Buildings and Real Estate — 0.3%
Communications Sales & Leasing, Inc. (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 10/24/2022	141	136
Fairmount Santrol Inc. (fka Fairmount Minerals, Ltd.), Initial Term Loan, 1st Lien
7.693%, VAR LIBOR+6.000%, 11/01/2022	51	52
		188

Cargo Transport — 0.3%
Air Medical Group Holdings, Inc., Term Loan, 1st Lien
4.936%, VAR LIBOR+3.250%, 04/28/2022	215	215

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Chemicals — 3.2%
Atotech B.V., Term Loan B1, 1st Lien
5.302%, VAR LIBOR+3.000%, 01/31/2024	$69	$70
Berlin Packaging LLC, Cov-Lite, Term Loan B, 1st Lien
4.950%, VAR LIBOR+3.250%, 10/01/2021	74	74
4.920%, VAR LIBOR+3.250%, 10/01/2021	94	94
4.900%, VAR LIBOR+3.250%, 10/01/2021	30	30
Charter NEX Films, Cov-Lite, Term Loan B, 1st Lien
4.877%, VAR LIBOR+3.250%, 05/16/2024	145	145
Emerald Performance Materials LLC, Cov- Lite, Term Loan, 1st Lien
5.377%, VAR LIBOR+3.500%, 07/30/2021	51	51
H.B. Fuller Company, Cov-Lite, Term Loan B, 1st Lien
4.072%, 10/20/2024	164	164
Ineos US Finance LLC, Cov-Lite, Term Loan B, 1st Lien
3.877%, 03/31/2024	281	281
Kraton Polymers, Term Loan B, 1st Lien
4.377%, 03/05/2025	42	42
Pregis, Cov-Lite, Term Loan, 1st Lien
5.802%, VAR LIBOR+3.500%, 05/20/2021	85	85
5.193%, VAR LIBOR+3.500%, 05/20/2021	35	35
Reynolds Group Holdings, Cov-Lite, Term Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 02/05/2023	380	382
Ring Container Technologies Group LLC, Cov-Lite, Term Loan, 1st Lien
4.627%, 10/31/2024	129	129
Signode Industrial Group US, Cov-Lite, Term Loan, 1st Lien
6.500%, VAR LIBOR+2.750%, 05/01/2021	22	22
4.443%, VAR LIBOR+2.750%, 05/01/2021	77	77
4.398%, VAR LIBOR+2.750%, 05/01/2021	58	58
Tricorbraun Holdings, Cov-Lite, Term Loan, 1st Lien
5.443%, 11/30/2023	35	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Tricorbraun Holdings, Delayed Draw Term Loan, 1st Lien
5.973%, 11/30/2023	$4	$4
Tronox Finance, Cov-Lite, Term Loan B, 1st Lien
5.302%, 09/23/2024	178	180
TTM Technologies, Term Loan, 1st Lien
0.000%, 09/28/2024 (C)	78	78
Vantage Specialty Chemicals, Cov-Lite, Term Loan, 1st Lien
6.302%, 10/20/2024	38	38
Wilsonart LLC, Cov-Lite, Term Loan D, 1st Lien
5.560%, VAR LIBOR+3.250%,
12/19/2023	297	298
		2,372

Commercial Services — 0.0%
Safe Fleet, Cov-Lite, Term Loan, 1st Lien
4.780%, 01/23/2025	35	35

Computers & Electronics — 3.6%
Applied Systems, Cov-Lite, Term Loan B, 1st Lien
5.552%, 09/19/2024	173	175
Applied Systems, Inc., Initial Term Loan
9.302%, VAR LIBOR+7.000%, 09/19/2025	14	14
Barracuda Networks, Term Loan, 1st Lien
5.061%, 01/10/2025	43	44
EIG Investors, Term Loan, 1st Lien
5.956%, VAR LIBOR+4.000%, 02/09/2023	340	342
Epicor Software, Cov-Lite, Term Loan, 1st Lien
5.130%, VAR LIBOR+3.750%, 06/01/2022	304	306
Evergreen Skills Lux S.À R.L., Initial Term Loan
10.127%, VAR LIBOR+8.250%, 04/28/2022	12	10
6.627%, VAR LIBOR+4.750%, 04/28/2021	190	183
First Data Corporation, New Dollar Term Loan, Ser 2024-A
4.122%, VAR LIBOR+2.250%, 04/26/2024	208	208
Go Daddy Operating Company LLC, Cov-Lite, Term Loan B, 1st Lien
4.127%, 02/15/2024	244	244
Greeneden U.S. Holdings, Tranche B-3, Term Loan, 1st Lien
5.802%, 12/01/2023	5	5

46	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
GTT Communications, Cov-Lite, Term Loan B, 1st Lien
5.188%, VAR LIBOR+3.250%, 01/09/2024	$ 77	$77
Infoblox, Term Loan B, 1st Lien
6.377%, 11/07/2023	173	175
Misys Ltd, Cov-Lite, Term Loan B, 1st Lien
5.484%, VAR LIBOR+3.500%, 06/13/2024	58	58
Misys Ltd, Cov-Lite, Term Loan, 2nd Lien
9.234%, VAR LIBOR+7.250%, 06/13/2025	75	74
Oberthur Technologies Holding, Cov-Lite, Term Loan B, 1st Lien
6.052%, VAR LIBOR+3.750%, 01/10/2024	72	72
ON Semiconductor, Cov-Lite, Term Loan B, 1st Lien
3.877%, 03/31/2023	49	49
Optiv, Cov-Lite, Term Loan, 1st Lien
5.125%, VAR LIBOR+3.250%, 02/01/2024	60	58
Rocket Software, Cov-Lite, Term Loan, 1st Lien
6.552%, VAR LIBOR+4.250%, 10/14/2023	80	80
Rocket Software, Cov-Lite, Term Loan, 2nd Lien
11.802%, VAR LIBOR+9.500%, 10/14/2024	25	25
Solera Holdings, Cov-Lite, Term Loan, 1st Lien
4.627%, VAR LIBOR+3.250%, 03/03/2023	46	46
SS&C Technologies, Cov-Lite, Term Loan B, 1st Lien
0.000%, 02/27/2025 (C)	120	120
SS&C Technologies, Cov-Lite, Term Loan B4, 1st Lien
0.000%, 02/28/2028 (C)	43	43
Veritas US Inc., New Dollar Term B Loan
6.802%, VAR LIBOR+4.500%, 01/27/2023	109	109
VF Holding, Cov-Lite, Term Loan, 1st Lien
5.127%, 06/30/2023	104	105
		2,622

Construction — 0.2%
Pike Corporation, Initial Term Loan (2018)
0.000%, 03/12/2025 (C)	30	30
Terex, Cov-Lite, Term Loan, 1st Lien
3.994%, 01/31/2024	179	179
		209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Containers, Packaging and Glass — 0.2%
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
4.695%, VAR LIBOR+3.000%, 12/29/2023	$ 135	$136

Entertainment & Leisure — 0.4%
Hoya Midco LLC, Cov-Lite, Term Loan B, 1st Lien
5.148%, 06/23/2024	95	95
WMG Acquisition, Cov-Lite, Term Loan E, 1st Lien
4.127%, 01/11/2023	250	251
		346

Environmental Services — 0.1%
Wrangler Buyer, Cov-Lite, Term Loan B, 1st Lien
4.877%, 09/27/2024	41	41

Food & Beverage — 0.2%
Arby’s Restaurant Group, Inc., Term Loan B, 1st Lien
4.936%, 01/17/2025	115	116
Refresco Group N.V., Cov-Lite, Term Loan B, 1st Lien
4.589%, 09/27/2024	36	36
		152

Gaming — 0.2%
Scientific Games International, Inc., Initial Term B-5 Loan
4.744%, 08/14/2024	121	121
4.627%, 08/14/2024	32	32
		153

Gaming & Hotels — 1.3%
Caesars Resort Collection LLC, Cov-Lite, Term Loan, 1st Lien
4.627%, 12/23/2024	123	124
CCM Merger, Term Loan B, 1st Lien
4.627%, VAR LIBOR+2.750%, 08/06/2021	133	134
ESH Hospitality, Cov-Lite, Term Loan B, 1st Lien
4.127%, VAR LIBOR+2.500%, 08/30/2023	399	401
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.877%, VAR LIBOR+4.000%, 10/13/2023	286	285

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Penn National Gaming, Term Loan B, 1st Lien
4.377%, VAR LIBOR+2.500%, 01/19/2024	$38	$38
		982

Healthcare — 3.2%
Acadia Healthcare Company, Cov-Lite, Term Loan B, 1st Lien
4.398%, VAR LIBOR+2.750%, 02/11/2022	191	193
4.398%, VAR LIBOR+2.750%, 02/16/2023	193	194
Auris Luxembourg III SARL, Term Loan, 1st Lien
5.302%, VAR LIBOR+3.000%, 01/17/2022	316	318
Concentra, Term Loan, 2nd Lien
8.280%, 07/25/2023	20	20
DJO Finance LLC, Term Loan, 1st Lien
5.127%, VAR LIBOR+3.250%, 06/08/2020	134	135
Envision Healthcare, Cov-Lite, Term Loan, 1st Lien
4.880%, VAR LIBOR+3.000%, 12/01/2023	135	136
Equinox Holdings, Cov-Lite, Term Loan, 1st Lien
4.877%, 03/08/2024	284	285
Equinox Holdings, Cov-Lite, Term Loan, 2nd Lien
8.877%, VAR LIBOR+7.000%, 09/06/2024	75	77
Hanger, Inc., Term Loan B, 1st Lien
5.377%, 02/28/2025	191	191
Jaguar Holding Co I, Cov-Lite, Term Loan, 1st Lien
4.802%, VAR LIBOR+2.750%, 08/18/2022	62	62
4.377%, 08/18/2022	56	57
Life Time Fitness, Cov-Lite, Term Loan, 1st Lien
4.734%, VAR LIBOR+3.000%, 06/10/2022	278	278
Sterigenics-Nordion Holdings LLC, Cov-Lite, Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 05/15/2022	263	263
Surgery Center Holdings, Term Loan, 1st Lien
5.130%, VAR LIBOR+3.250%, 09/02/2024	95	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Valeant Pharmaceuticals International, Cov-Lite, Term Loan B, 1st Lien
5.240%, VAR LIBOR+4.750%, 04/01/2022	$29	$29
		2,333

Healthcare, Education and Childcare — 0.2%
DJO Finance LLC, Initial Term Loan, 1st Lien
4.945%, VAR LIBOR+3.250%, 06/08/2020	136	137

Insurance — 0.8%
Acrisure LLC, Cov-Lite, Term Loan B2, 1st Lien
5.991%, 11/22/2023	14	14
AmWINS Group, Cov-Lite, Term Loan B, 1st Lien
4.627%, VAR LIBOR+2.750%, 01/25/2024	91	92
4.490%, VAR LIBOR+2.750%, 01/25/2024	37	37
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan
7.877%, VAR LIBOR+6.000%, 08/04/2025	176	180
Hub International Ltd, Cov-Lite, Term Loan, 1st Lien
4.839%, VAR LIBOR+3.000%, 10/02/2020	295	297
		620

Leasing — 0.0%
CH Hold, Cov-Lite, Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 02/01/2024	34	35
CH Hold, Cov-Lite, Term Loan, 2nd Lien
9.127%, VAR LIBOR+7.250%, 02/03/2025	22	22
		57

Machinery — 1.1%
Clark Equipment Company, Repriced Term Loan, 1st Lien
4.302%, 05/18/2024	46	46
Columbus McKinnon, Term B Loan, 1st Lien
4.377%, 01/31/2024	48	48
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan
5.052%, VAR LIBOR+2.750%, 07/30/2024	104	105
Graftech International Ltd., Initial Term Loan, 1st Lien
5.240%, 01/31/2025	103	103

48	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Harbor Freight Tools, Cov-Lite, Term Loan B, 1st Lien
4.377%, 08/18/2023	$130	$130
Kemet, Cov-Lite, Term Loan B, 1st Lien
7.877%, VAR LIBOR+6.000%, 04/26/2024	86	88
ORYX Southern Delaware Holdings, Initial Term Loan
5.127%, 02/25/2028	143	143
Rexnord LLC, Cov-Lite, Term Loan, 1st Lien
4.111%, 08/21/2024	138	139
		802

Media — 1.6%
Altice Financing S.A., Cov-Lite, Term Loan, 1st Lien
4.470%, 01/06/2026	129	126
Altice US Finance I, Incremental Cov-Lite, Term Loan B, 1st Lien
4.127%, 07/25/2028	129	129
CSC Holdings, LLC (fka CSC Holdings, Inc.), January 2018 Incremental Term Loan
4.277%, 01/12/2026	169	169
Mission Broadcasting, Cov-Lite, Term Loan B2, 1st Lien
4.164%, VAR LIBOR+2.500%, 01/17/2024	23	23
Nexstar Broadcasting Group, Cov-Lite, Term Loan B2, 1st Lien
4.164%, VAR LIBOR+2.500%, 01/17/2024	183	183
Numericable U.S. LLC, Cov-Lite, Term Loan B, 1st Lien
4.720%, 01/31/2026	69	67
SFR Group S.A., Cov-Lite, Term Loan B, 1st Lien
4.522%, VAR LIBOR+2.750%, 07/31/2025	155	150
Unitymedia Finance LLC, Cov-Lite, Term Loan D, 1st Lien
4.027%, 01/15/2026	59	59
Univision Communications, Term Loan C, 1st Lien
4.627%, VAR LIBOR+2.750%, 03/15/2024	53	53
UPC Financing Partnership, Cov-Lite, Term Loan, 1st Lien
4.277%, 01/15/2026	228	228
		1,187

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Metals & Mining — 0.1%
Peabody Energy, Term Loan, 1st Lien
5.377%, VAR LIBOR+3.500%, 03/31/2022	$48	$49

Mining, Steel, Iron and Nonprecious Metals — 0.2%
Murray Energy Corporation, Term B-2 Loan, 1st Lien
9.552%, VAR LIBOR+7.250%, 04/16/2020	194	164

Oil & Gas — 1.7%
California Resources Corporation, Initial Loan, 1st Lien
6.572%, VAR LIBOR+4.750%, 12/31/2022	54	55
California Resources Corporation, Loan, 1st Lien
12.229%, VAR LIBOR+10.375%, 12/31/2021	68	76
Chesapeake Energy Corporation, Class A Loan, 1st Lien
9.444%, VAR LIBOR+7.500%, 08/23/2021	200	212
Chief Exploration & Development LLC, Term Loan, 2nd Lien
8.416%, VAR LIBOR+6.500%, 05/16/2021	460	456
Energy Transfer Equity L.P., Term Loan B, 1st Lien
3.854%, 02/02/2024	213	212
FTS International, Inc. (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
6.627%, VAR LIBOR+4.750%, 04/16/2021	181	182
Lucid Energy Group II Borrower, LLC, Initial Term Loan, 1st Lien
4.786%, VAR LIBOR+3.000%, 02/17/2025	36	36
Pardus Oil & Gas LLC, Cov-Lite PIK, Term Loan, 2nd Lien
5.000%, 05/13/2022 (B)	34	—
Pardus Oil and Gas, LLC (fka Energy & Exploration Partners, LLC), Tranche A Term Loan, 1st Lien
13.000%, 11/12/2021 (B)	67	—
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
8.302%, VAR LIBOR+6.000%, 02/21/2021	56	47
		1,276

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Personal and Non-Durable Consumer Products (Manufacturing Only) — 0.0%
Revlon Consumer Products Corporation, Initial Term B Loan, 1st Lien
5.377%, VAR LIBOR+3.500%, 09/07/2023	$ 5	$4

Personal, Food and Miscellaneous Services — 0.2%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-3 Loan, 1st Lien
4.552%, VAR LIBOR+2.250%, 02/16/2024	49	49
4.127%, VAR LIBOR+2.250%, 02/16/2024	76	76
		125

Printing & Publishing — 0.9%
A-L Parent LLC, Cov-Lite, Term Loan B, 1st Lien
5.130%, VAR LIBOR+3.250%, 12/01/2023	52	53
A-L Parent LLC, Incremental Cov-Lite, Term Loan, 1st Lien
0.000%, 12/01/2023 (C)	56	56
Houghton Mifflin Harcourt Publishers, Cov-Lite, Term Loan B, 1st Lien
4.877%, 05/28/2021	134	122
McGraw-Hill Global Education Holdings LLC, Cov-Lite, Term Loan B, 1st Lien
5.877%, VAR LIBOR+4.000%, 05/04/2022	98	97
MTL Publishing LLC, Term Loan, 1st Lien
3.984%, 08/21/2023	190	190
Multi-Color, Cov-Lite, Term Loan B, 1st Lien
4.127%, 10/31/2024	54	54
Shutterfly, Cov-Lite, Term Loan B2, 1st Lien
0.000%, 08/17/2024 (C)	30	30
		602

Printing, Publishing and Broadcasting — 0.3%
Dex Media, Inc., Loan, 1st Lien
11.880%, VAR LIBOR+10.000%, 07/29/2021	42	43
Meredith Corporation, Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 01/31/2025	148	148
		191

Professional & Business Services — 2.8%
Affinion Group, Term Loan, 1st Lien
9.561%, VAR LIBOR+7.750%, 05/10/2022	40	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Albany Molecular Research, Cov-Lite, Term Loan, 1st Lien
5.127%, 08/28/2024	$ 149	$150
Audio Visual Services, Term Loan, 1st Lien
5.256%, 02/21/2025	102	102
4.914%, 03/04/2025	84	84
Audio Visual Services, Term Loan, 2nd Lien
9.256%, 08/22/2025	52	52
BPA Laboratories, Term Loan, 2nd Lien
4.802%, 04/29/2020	44	41
Casmar Holdings Pty Ltd, Cov-Lite, Term Loan B, 1st Lien
5.500%, 12/08/2023	73	72
Checkout Holding Corp., Term B Loan
5.377%, VAR LIBOR+3.500%, 04/09/2021	108	67
Conduent, Term Loan B, 1st Lien
4.877%, VAR LIBOR+4.000%, 12/07/2023	106	106
Emerald 2 Ltd, Cov-Lite, Term Loan B1, 1st Lien
6.453%, VAR LIBOR+4.000%, 05/14/2021	46	46
Euro Garages/EG Group, Cov-Lite, Term Loan B, 1st Lien
0.000%, 01/31/2025 (C)	47	47
GW Honos Security, Cov-Lite, Term Loan, 1st Lien
7.000%, 05/24/2024	98	99
Harland Clarke Holdings, Cov-Lite, Term Loan, 1st Lien
7.052%, 11/01/2023	56	57
LegalZoom.com, Cov-Lite, Term Loan B, 1st Lien
6.341%, 11/15/2024	101	102
PI UK Holdco II Ltd, Cov-Lite, Term Loan B, 1st Lien
5.358%, 12/20/2024	62	62
PI UK Holdco II Ltd, Cov-Lite, Term Loan, 1st Lien
5.358%, 12/02/2024	121	121
Press Ganey Holdings, Cov-Lite, Term Loan, 1st Lien
4.877%, 10/23/2023	297	298
Quintiles IMS, Cov-Lite, Term Loan B2, 1st Lien
4.302%, 01/14/2025	51	51
Syniverse Holdings, Inc., Tranche C Term Loan
6.718%, VAR LIBOR+5.000%, 02/09/2023	85	85

50	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Team Health Holdings, Cov-Lite, Term Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 02/06/2024	$98	$93
Tempo Acquisition LLC, Cov-Lite, Term Loan B, 1st Lien
4.877%, VAR LIBOR+3.000%, 05/01/2024	54	54
Trans Union LLC, Cov-Lite, Term Loan B3, 1st Lien
3.877%, VAR LIBOR+2.000%, 04/10/2023	174	174
		2,004

Real Estate — 0.4%
Crown America, 1st Lien
0.000%, 01/17/2025 (C)	53	53
RE/MAX International, Cov-Lite, Term Loan B, 1st Lien
5.052%, VAR LIBOR+2.750%, 12/15/2023	253	255
		308

Retail Food & Drug — 0.2%
Albertson’s LLC, Term Loan B4, 1st Lien
4.627%, VAR LIBOR+2.750%, 08/25/2021	91	90
BJ’s Wholesale Club, Cov-Lite, Term Loan B, 1st Lien
5.191%, VAR LIBOR+3.750%, 02/03/2024	45	45
		135

Retail Stores — 0.4%
Academy, LTD., Initial Term Loan, 1st Lien
6.017%, VAR LIBOR+4.000%, 07/01/2022	9	7
5.664%, VAR LIBOR+4.000%, 07/01/2022	72	57
General Nutrition Centers, Inc., FILO Term Loan, 1st Lien
8.880%, VAR LIBOR+7.000%, 12/31/2022	44	45
General Nutrition Centers, Inc., Tranche B-2 Term Loan, 1st Lien
10.590%, 03/04/2021	107	101
10.460%, 03/04/2021	2	1
Petco Animal Supplies, Inc., Term Loan, 1st Lien
4.772%, VAR LIBOR+3.000%, 01/26/2023	133	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
PetSmart, Inc., Tranche B-2 Loan, 1st Lien
4.680%, VAR LIBOR+3.000%, 03/11/2022	$50	$40
		348

Retailing — 0.9%
Aramark Intermediate HoldCo, Cov-Lite, Term Loan B1, 1st Lien
3.877%, 03/11/2025	79	79
Belron Finance US LLC, Cov-Lite, Term Loan B, 1st Lien
4.294%, 11/07/2024	63	64
Seminole Hard Rock Entertainment, Term Loan B, 1st Lien
4.443%, VAR LIBOR+2.750%, 05/14/2020	484	486
		629

Service — 0.1%
St. George’s University Scholastic Services, Cov-Lite, Term Loan B, 1st Lien
5.400%, 07/06/2022	2	2
St. George’s University Scholastic Services, Term Loan B
5.400%, 07/06/2022	65	65
		67

Telecommunications — 2.6%
CenturyLink, Cov-Lite, Term Loan B, 1st Lien
4.627%, VAR Ticking Fee+2.750%, 01/31/2025	165	162
Digicel, Cov-Lite, Term Loan, 1st Lien
5.020%, 05/27/2024	50	49
Intelsat Jackson Holdings S.A., Term Loan B4, 1st Lien
6.456%, 01/15/2024	9	10
Intelset Jackson Holdings S.A., Tranche B-3, Term Loan, 1st Lien
5.706%, 11/27/2023	244	244
Level 3 Financing, Cov-Lite, Term Loan B, 1st Lien
4.111%, VAR LIBOR+2.250%, 02/22/2024	270	270
MacDonald Dettwiler, Term Loan B, 1st Lien
4.630%, 07/05/2024	205	205
MTN Infrastructure TopCo, Cov-Lite, Delayed Term Loan, 1st Lien
0.000%, 10/27/2024 (C)	56	57
MTN Infrastructure TopCo, Cov-Lite, Term Loan B, 1st Lien
4.898%, 10/27/2024	63	63

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Radiate Holdco LLC, Cov-Lite, Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 02/01/2024	$120	$119
Sprint Communications, Term Loan, 1st Lien
4.438%, VAR LIBOR+2.500%, 02/02/2024	232	232
Telenet Financing USD LLC, Cov-Lite, Term Loan, 1st Lien
4.277%, 03/02/2026	135	136
WideOpenWest Finance LLC, Term Loan B, 1st Lien
5.104%, VAR LIBOR+3.250%, 08/18/2023	306	299

		1,846

Transportation – 0.1%
XPO Logistics, Inc., Refinancing Term Loan (2018)
3.920%, 02/24/2025	50	50

Utilities – 0.6%
Dynegy, Cov-Lite, Term Loan C2, 1st Lien
4.604%, 02/07/2024	85	86
ExGen Renewables/Exelon IV LLC, Term Loan, 1st Lien
4.990%, 11/15/2024	116	117
Power Borrower, Term Loan, 1st Lien
5.552%, 03/06/2025	40	40
Vistra Operations Company LLC, Cov-Lite, Term Loan B2, 1st Lien
4.127%, VAR LIBOR+2.750%, 12/14/2023	27	28
4.058%, VAR LIBOR+2.750%, 12/14/2023	86	86

		357

Total Loan Participations (Cost $22,608) ($ Thousands)		22,320

ASSET-BACKED SECURITIES – 17.4%

Automotive – 4.9%

American Credit Acceptance Receivables Trust, Ser 2017-2, Cl A
1.840%, 07/13/2020 (A)	77	77
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	190	189
AmeriCredit Automobile Receivables Trust, Ser 2016-4, Cl A2A
1.340%, 04/08/2020	84	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	$48	$48
Credit Acceptance Auto Loan Trust, Ser 2017- 2A, Cl A
2.550%, 02/17/2026 (A)	250	247
Enterprise Fleet Financing, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	154	154
Enterprise Fleet Financing, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	100	99
First Investors Auto Owner Trust, Ser 2017- 2A, Cl A1
1.860%, 10/15/2021 (A)	38	38
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	78	78
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	111	110
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 03/15/2019	67	67
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	150	148
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	54	54
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	145	145
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	179	178
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	186	185
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (A)	180	180
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (A)	119	119
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	300	297
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl B
2.470%, 12/15/2020	204	204
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	150	149
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	65	65
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (A)	130	130

52	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	$77	$77
United Auto Credit Securitization Trust, Ser 2017-1, Cl A
1.890%, 05/10/2019 (A)	66	65
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (A)	16	16
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	350	350
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	51	51

		3,604

Credit Cards – 0.9%

Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	355	351
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
2.227%, VAR LIBOR USD 1 Month+0.450%, 02/15/2022	300	301

		652

Mortgage Related Securities – 0.8%

New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(D)	135	137
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.445%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	282	290
SLM Student Loan Trust, Ser 2008-9, Cl A
3.245%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	131	134

		561

Other Asset-Backed Securities – 10.8%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.552%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	114	114
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(D)	160	158
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/2032 (A)	190	189
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(D)	117	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cent CLO, Ser 2014-16AR, Cl A1AR
3.023%, VAR ICE LIBOR USD 3 Month+1.250%, 08/01/2024 (A)	$235	$235
Cent CLO, Ser 2017-20A, Cl AR
2.845%, VAR ICE LIBOR USD 3 Month+1.100%, 01/25/2026 (A)	325	325
Chesapeake Funding II, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	193	191
CIFC Funding, Ser 2017-1A, Cl A1R
2.972%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	250	252
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	103	103
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	16	16
Conn Funding II, Ser 2017-B, Cl A
2.730%, 07/15/2020 (A)	63	62
Engs Commercial Finance Trust, Ser 2018- 1A, Cl A1
2.970%, 02/22/2021 (A)	100	100
KKR CLO, Ser 2018-21, Cl A
0.000%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)(E)	250	250
Limerock CLO II, Ser 2017-2A, Cl AR
3.034%, VAR ICE LIBOR USD 3 Month+1.300%, 04/18/2026 (A)	300	300
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	78	78
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	108	107
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(D)	91	90
MMAF Equipment Finance, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	72	72
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (A)	46	46
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(D)	73	72
Nationstar HECM Loan Trust, Ser 2018-1A, Cl A
2.760%, 02/25/2028 (A)(D)	92	92
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	113	112
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	96	96
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2029 (A)	21	21

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	$ 116	$115
Octagon Investment Partners XVI Ltd, Ser 2013-1A, Cl A
2.851%, VAR ICE LIBOR USD 3 Month+1.120%, 07/17/2025 (A)	374	374
Octagon Investment Partners XX, Ser 2017- 1A, Cl AR
2.941%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	250	250
OHA Credit Partners VIII Ltd, Ser 2013-8A, Cl A
2.865%, VAR ICE LIBOR USD 3 Month+1.120%, 04/20/2025 (A)	247	247
OneMain Financial Issuance Trust, Ser 2016- 1A, Cl B
4.570%, 02/20/2029 (A)	100	102
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (A)	100	100
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	73	73
SLM Student Loan Trust, Ser 2005-4, Cl A3
1.865%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	110	110
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.392%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	185	185
Sofi Consumer Loan Program Trust, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (A)	122	121
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026 (A)	76	76
SoFi Professional Loan Program, Ser 2014-A, Cl A1
3.472%, VAR ICE LIBOR USD 1 Month+1.600%, 06/25/2025 (A)	83	84
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	350	348
SPS Servicer Advance Receivables Trust, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	151	151
Symphony CLO VIII, Ser 2014-8AR, Cl BR
3.303%, VAR ICE LIBOR USD 1 Month+1.750%, 01/09/2023 (A)	805	804
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(D)	93	93
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(D)	99	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(D)	$ 96	$95
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(D)	209	206
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(D)	335	328
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(D)	95	94
U.S. Residential Opportunity Fund IV Trust, Ser 2017-1III, Cl A
3.352%, 11/27/2037 (A)	104	104
VOLT LX, Ser 2017-NPL7, Cl A1
3.250%, 06/25/2047 (A)	66	66
VOLT LXIII, Ser 2017-NP10, Cl A1
3.000%, 10/25/2047 (A)	100	100
VOLT LXIV, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	137	136
Voya CLO, Ser 2017-4A, Cl A2AR
3.172%, VAR ICE LIBOR USD 3 Month+1.450%, 10/14/2026 (A)	250	250
		7,911

Total Asset-Backed Securities (Cost $12,779) ($ Thousands)		12,728

MORTGAGE-BACKED SECURITIES — 9.4%

Agency Mortgage-Backed Obligations — 3.6%
FHLMC
6.000%, 09/01/2026	41	46
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.522%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	163	165
FNMA
6.500%, 09/01/2026	32	36
6.000%, 11/01/2026 to 04/01/2040	268	298
5.000%, 02/01/2023 to 03/01/2025	53	56
FNMA TBA
3.500%, 04/01/2041	900	918
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.002%, 10/25/2047 (A)(D)	155	153
FREMF Mortgage Trust, Ser K703, Cl B
4.929%, 07/25/2044 (A)(D)	250	250
FREMF Mortgage Trust, Ser K706, Cl C
4.030%, 11/25/2044 (A)(D)	150	150
FREMF Mortgage Trust, Ser K712, Cl B
3.364%, 05/25/2045 (A)(D)	30	30
FREMF Multifamily Aggregation Risk Transfer Trust, Ser 2017-KT01, Cl A
2.181%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	65	65

54	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
2.161%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	$ 166	$166
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
2.161%, VAR LIBOR USD 1 Month+0.450%, 01/08/2020	213	214
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
2.150%, VAR LIBOR USD 1 Month+0.400%, 03/11/2020	68	68
		2,615

Non-Agency Mortgage-Backed Obligations — 5.7%
Angel Oak Mortgage Trust, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(D)	74	74
BAMLL Re-REMIC Trust, Ser 2015-FR11, Cl A705
1.819%, 09/27/2044 (A)(D)	200	197
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.658%, 11/25/2034 (D)	37	37
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
3.837%, 04/25/2035 (D)	124	117
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.603%, 10/25/2035 (D)	104	100
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.627%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	250	251
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(D)	152	151
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
3.580%, 09/25/2034 (D)	29	30
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(D)	101	100
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(D)	90	90
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(D)	115	114
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	50	50
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(D)	55	54
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(D)	69	68
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(D)	81	81

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(D)	$ 96	$96
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
5.272%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	70	70
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.672%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	250	270
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
3.072%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	229	231
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
2.822%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	65	66
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.022%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	97	98
GS Mortgage Securities Trust, Ser 500K, Cl A
2.477%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	135	135
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	40	40
Impac CMB Trust, Ser 2005-1, Cl 1A1
2.392%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	133	126
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.319%, 04/15/2041 (D)	4	4
LSTAR Securities Investment, Ser 2017-3, Cl A1
3.887%, VAR ICE LIBOR USD 1 Month+2.000%, 04/01/2022 (A)	52	52
LSTAR Securities Investment, Ser 2017-7, Cl A
3.637%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	33	33
LSTAR Securities Investment, Ser 2017-8, Cl A
3.537%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	81	81
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(D)	93	93
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(D)	83	81
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	50	50

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	55

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust, Ser 2005-5, Cl A1
2.132%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	$ 361	$358
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(D)	102	105
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
2.462%, VAR ICE LIBOR USD 1 Month+0.640%, 11/20/2034	83	82
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
2.422%, VAR ICE LIBOR USD 1 Month+0.600%, 12/20/2034	66	65
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
2.042%, VAR ICE LIBOR USD 1 Month+0.220%, 03/20/2035	40	38
Series RRX Trust, Ser 2014-1A, Cl A, PO
0.000%, 08/26/2044 (A)(F)	200	198
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.399%, 03/25/2036 (D)	167	160
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.722%, 01/25/2035 (D)	94	95
		4,141

Other Asset-Backed Securities — 0.1%
Finance of America Structured Securities Trust, Ser 2017-HB1, Cl A
2.321%, 11/25/2027 (A)(D)	91	90
Total Mortgage-Backed Securities (Cost $6,851) ($ Thousands)		6,846

MUNICIPAL BONDS — 0.8%
California — 0.3%
California State, RB
Callable 10/01/2021 @ 100
2.450%, 04/01/2047 (G)	250	252

Florida — 0.5%
Florida State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	350	349
Total Municipal Bonds (Cost $600) ($ Thousands)		601

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.2%
TE Holdcorp, 0.000% *	16,542	$115

Total Preferred Stock (Cost $154) ($ Thousands)		115

COMMON STOCK — 0.0%
Boart Longyear *	1,017,626	8
Energy & Exploration Partners *(B)	85	—
TE Holdcorp *	11,340	11

Total Common Stock (Cost $512) ($ Thousands)		19

	Number of Warrants
WARRANTS — 0.0%
Lion Holding, Expires 12/30/2027 Strike Price $ – *	385	–

Total Warrants (Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	1,912,525	1,913

Total Cash Equivalent (Cost $1,913) ($ Thousands)		1,913

	Face Amount (Thousands)
REPURCHASE AGREEMENT — 3.4%
Goldman Sachs 1.800%, dated 03/29/2018, to be repurchased on 04/02/2018, repurchase price $2,500,500 (collateralized by various FMAC obligations, ranging in par value $297,977- $4,135,240, 3.000% – 4.500%, 01/01/2033 – 07/01/2045; total market value $2,550,000) (H)	$2,500	2,500

Total Repurchase Agreement (Cost $2,500) ($ Thousands)		2,500

Total Investments in Securities— 101.1% (Cost $75,012) ($ Thousands)		$ 73,983

56	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(8)	Jun-2018	$(963)	$(969)	$(6)

U.S. 2-Year Treasury Note	(4)	Jun-2018	(851)	(850)	1

U.S. 5-Year Treasury Note	4	Jun-2018	456	457	1

			$(1,358)	$(1,362)	$(4)

Percentages are based on Net Assets of $73,198 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

†	Investment in Affiliated Security (See Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $20,746 ($ Thousands), representing 28.34% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy. (C) Unsettled bank loan. Interest rate not available.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. (E) Interest rate unavailable.

(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(H)	Tri-Party Repurchase Agreement.

Cl – Class

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FREMF– Freddie Mac Multi-Family

ICE– Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited MTN – Medium Term Note

NCUA – National Credit Union Association

PIK – Payment-in-Kind

PLC – Public Limited Company

PO – Principal Only

Pty – Proprietary

RB – Revenue Bond

Re-REMIC – Resecuritization of Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

USD – U.S. Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Corporate Obligations	$—	$26,940	$1	$26,941
Loan Participations	—	22,320	—	22,320
Asset-Backed Securities	—	12,728	—	12,728
Mortgage-Backed Securities	—	6,846	—	6,846
Municipal Bonds	—	601	—	601
Preferred Stock	—	115	—	115
Common Stock	—	19	—	19
Warrants	—	—	—	—
Cash Equivalent	1,913	—	—	1,913
Repurchase Agreement	—	2,500	—	2,500

Total Investments in Securities	$1,913	$72,069	$1	$73,983

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2	$—	$—	$2
Unrealized Depreciation	(6)	—	—	$(6)

Total Investments in Securities	$(4)	$—	$—	$(4)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	57

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Enhanced Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliated for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$1,878	$6,063	$(6,028)	$-	$-	$1,913	$9

The accompanying notes are an integral part of the financial statements.

58	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES – 31.1%

Agency Mortgage-Backed Obligations – 26.1%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$250	$270
7.000%, 05/01/2024 to 03/01/2039	252	273
6.500%, 10/01/2031 to 09/01/2039	116	131
6.000%, 03/01/2020 to 07/01/2037	635	674
5.500%, 06/01/2020 to 11/01/2035	405	435
5.000%, 10/01/2018 to 03/01/2048	4,351	4,671
4.500%, 08/01/2020 to 08/01/2047	3,829	4,024
4.000%, 04/01/2019 to 12/01/2047	10,919	11,287
3.500%, 09/01/2026 to 03/01/2048	34,692	34,935
3.000%, 03/01/2031 to 02/01/2047	21,881	21,390
2.500%, 12/01/2031	2,924	2,865
FHLMC ARM
3.086%, VAR ICE LIBOR USD 12 Month+1.623%, 02/01/2045	295	297
2.999%, VAR ICE LIBOR USD 12 Month+1.636%, 11/01/2047	354	353
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	310	330
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	77	89
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	371	404
FHLMC CMO, Ser 2005-2945, Cl SA
9.096%, VAR LIBOR USD 1 Month+12.294%, 03/15/2020	8	8
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	775	852

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	$143	$155
FHLMC CMO, Ser 2008-3451, Cl SB, IO
4.253%, VAR LIBOR USD 1 Month+6.030%, 05/15/2038	48	4
FHLMC CMO, Ser 2010-3621, Cl SB, IO
4.453%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	69	10
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	27	27
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	102	102
FHLMC CMO, Ser 2011-3947, Cl SG, IO
4.173%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	494	71
FHLMC CMO, Ser 2012-4054, Cl SA, IO
4.273%, VAR LIBOR USD 1 Month+6.050%, 08/15/2039	875	109
FHLMC CMO, Ser 2013-4174, Cl SA, IO
4.423%, VAR LIBOR USD 1 Month+6.200%, 05/15/2039	282	28
FHLMC CMO, Ser 2013-4203, Cl PS, IO
4.473%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	297	39
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.623%, 04/15/2041 (A)	466	19
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	499	516
FHLMC CMO, Ser 2015-4529, Cl HC
3.000%, 10/15/2039	—	—
FHLMC CMO, Ser 2016-353, Cl S1, IO
4.223%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	451	83
FHLMC CMO, Ser 2016-4604, Cl AB
3.000%, 08/15/2046	—	—
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	1,643	1,704
FHLMC CMO, Ser 2017-4700, Cl QJ
4.000%, 07/15/2044	1,246	1,295
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	835	884
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	3,662	3,614
FHLMC Multifamily Structured Pass Through Certificates, Ser K064, Cl X1, IO
0.609%, 03/25/2027 (A)	4,980	232
FHLMC Multifamily Structured Pass Through Certificates, Ser KW02, Cl A1
2.896%, 04/25/2026	923	916
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.591%, 07/25/2021 (A)	1,302	57

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.521%, 10/25/2021 (A)	$280	$12
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
2.030%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	735	737
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q006, Cl APT2
2.531%, 09/25/2026 (A)	3,170	3,172
FHLMC TBA
5.500%, 05/01/2040	795	836
4.000%, 04/15/2045	5,755	5,908
3.500%, 04/01/2041	10,690	10,715
3.000%, 04/15/2043	2,900	2,828
FNMA
7.000%, 09/01/2026 to 02/01/2039	849	942
6.500%, 03/01/2031 to 05/01/2040	64	69
6.000%, 10/01/2019 to 07/01/2037	1,886	2,113
5.500%, 06/01/2018 to 09/01/2056	1,230	1,349
5.000%, 01/01/2020 to 08/01/2056	7,119	7,710
4.579%, 11/25/2017	457	77
4.500%, 04/01/2025 to 04/01/2056	17,751	18,737
4.000%, 08/01/2020 to 12/01/2047	73,267	75,750
3.840%, 08/01/2021	2,865	2,952
3.762%, 12/01/2020	2,403	2,457
3.666%, 10/01/2020	1,235	1,261
3.619%, 12/01/2020	1,543	1,576
3.500%, 08/01/2028 to 03/01/2057	17,601	17,793
3.490%, 02/01/2033	1,315	1,324
3.190%, 05/01/2030	1,287	1,269
3.010%, 04/01/2028	1,320	1,296
3.000%, 02/01/2027 to 01/01/2048	17,827	17,649
2.940%, 07/01/2027	400	390
2.830%, 06/01/2022	1,137	1,135
2.820%, 07/01/2027	590	573
2.510%, 08/01/2026	1,306	1,257
2.500%, 10/01/2042	656	622
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.493%, 09/25/2022 (A)	16,911	287
FNMA ACES, Ser 2014-M12, Cl FA
1.888%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	352	352
FNMA ACES, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (A)	1,770	1,815
FNMA ACES, Ser 2014-M4, Cl A2
3.346%, 03/25/2024 (A)	2,795	2,849
FNMA ACES, Ser 2015-M2, Cl A3
3.049%, 12/25/2024 (A)	–	–
FNMA ACES, Ser 2015-M3, Cl FA
1.808%, VAR LIBOR USD 1 Month+0.220%, 06/25/2018	24	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ACES, Ser 2017-M13, Cl A2
2.939%, 09/25/2027 (A)	$431	$420
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (A)	397	388
FNMA ARM
4.372%, VAR ICE LIBOR USD 12 Month+1.776%, 04/01/2040	191	196
3.230%, VAR ICE LIBOR USD 12 Month+1.620%, 06/01/2047	724	729
3.169%, VAR 12 Month Treas Avg+1.953%, 11/01/2035	183	191
3.134%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	742	751
3.130%, VAR 12 Month Treas Avg+1.927%, 11/01/2035	765	799
3.060%, VAR 12 Month Treas Avg+1.867%, 10/01/2035	770	801
3.028%, VAR ICE LIBOR USD 12 Month+1.610%, 12/01/2047	564	564
3.020%, VAR 12 Month Treas Avg+1.825%, 10/01/2035	128	133
2.979%, VAR ICE LIBOR USD 12 Month+1.616%, 09/01/2047	1,917	1,930
2.945%, VAR ICE LIBOR USD 12 Month+1.610%, 10/01/2047	684	688
2.937%, VAR ICE LIBOR USD 12 Month+1.608%, 11/01/2047	522	523
2.893%, VAR ICE LIBOR USD 12 Month+1.608%, 12/01/2047	554	555
2.734%, VAR ICE LIBOR USD 12 Month+1.610%, 12/01/2047	236	235
2.680%, VAR ICE LIBOR USD 12 Month+1.610%, 05/01/2046	445	445
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	446	92
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	623	53
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	472	98
FNMA CMO, Ser 1998-61, Cl PL
6.000%, 11/25/2028	–	–
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	194	208
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	508	530
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	1,321	270
FNMA CMO, Ser 2006-112, Cl ST, IO
4.829%, VAR LIBOR USD 1 Month+6.700%, 11/25/2036	1,201	104
FNMA CMO, Ser 2008-22, Cl SI, IO
4.559%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	1,510	41

60	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (B)	$1,325	$1,197
FNMA CMO, Ser 2010-150, Cl SK, IO
4.659%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	381	58
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	63	63
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	2,303	2,522
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	424	26
FNMA CMO, Ser 2011-96, Cl SA, IO
4.679%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	1,342	195
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	76	7
FNMA CMO, Ser 2012-133, Cl CS, IO
4.279%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	402	67
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	58	62
FNMA CMO, Ser 2012-35, Cl SC, IO
4.629%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	117	21
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	337	377
FNMA CMO, Ser 2012-70, Cl YS, IO
4.779%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	95	11
FNMA CMO, Ser 2012-74, Cl SA, IO
4.779%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	417	55
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (B)	32	29
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (B)	64	56
FNMA CMO, Ser 2013-124, Cl SB, IO
4.079%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	417	73
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	245	228
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,621
FNMA CMO, Ser 2013-54, Cl BS, IO
4.279%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	127	23
FNMA CMO, Ser 2013-9, Cl SA, IO
4.279%, VAR LIBOR USD 1 Month+6.150%, 03/25/2042	513	64
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	2,798	3,034
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	367	415

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	$376	$383
FNMA CMO, Ser 2015-55, Cl IO, IO
1.363%, 08/25/2055 (A)	891	46
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	1,678	1,699
FNMA CMO, Ser 2016-60, Cl QS, IO
4.229%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	448	63
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	609	606
FNMA CMO, Ser 2017-76, Cl SB, IO
4.229%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	1,449	252
FNMA TBA
5.000%, 04/30/2037	4,300	4,593
4.500%, 04/14/2033 to 06/14/2042	42,565	44,528
4.000%, 04/01/2039 to 06/15/2045	28,460	29,182
3.500%, 06/15/2026 to 05/15/2045	15,310	15,377
3.000%, 04/25/2026 to 04/01/2043	20,645	20,433
FNMA, Ser 141, Cl 1
2.964%, 05/01/2027	2,207	2,174
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	12,300	81
GNMA
8.000%, 11/15/2029 to 09/15/2030	49	53
7.500%, 03/15/2029	52	60
6.500%, 07/15/2028 to 09/15/2035	1,609	1,808
6.000%, 10/15/2023 to 10/20/2040	3,182	3,568
5.000%, 12/20/2039 to 09/20/2047	3,896	4,132
4.500%, 04/20/2041 to 01/20/2048	12,445	13,028
4.000%, 07/15/2045 to 04/01/2048	10,228	10,548
3.500%, 03/20/2046 to 01/20/2048	18,807	19,024
3.000%, 02/20/2045 to 11/20/2047	15,087	14,879
GNMA CMO, Ser 2007-17, Cl IB, IO
4.428%, VAR LIBOR USD 1 Month+6.250%, 04/20/2037	617	79
GNMA CMO, Ser 2010-31, Cl GS, IO
4.678%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	55	3
GNMA CMO, Ser 2010-4, Cl NS, IO
4.604%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	4,277	642
GNMA CMO, Ser 2010-85, Cl HS, IO
4.828%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	71	7
GNMA CMO, Ser 2010-H27, Cl FA
1.955%, VAR ICE LIBOR USD 1 Month+0.380%, 12/20/2060	1,347	1,345
GNMA CMO, Ser 2010-H28, Cl FE
1.975%, VAR ICE LIBOR USD 1 Month+0.400%, 12/20/2060	671	671

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	61

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-H08, Cl FG
2.055%, VAR ICE LIBOR USD 1 Month+0.480%, 03/20/2061	$804	$805
GNMA CMO, Ser 2011-H09, Cl AF
2.075%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	577	578
GNMA CMO, Ser 2012-141, Cl WA
4.525%, 11/16/2041 (A)	197	209
GNMA CMO, Ser 2012-34, Cl SA, IO
4.228%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	499	72
GNMA CMO, Ser 2012-43, Cl SN, IO
4.814%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	40	8
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	576	47
GNMA CMO, Ser 2012-98, Cl SA, IO
4.314%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	310	49
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.771%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	1,099	72
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	337	51
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	138	28
GNMA CMO, Ser 2016-135, Cl SB, IO
4.314%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	351	83
GNMA CMO, Ser 2017-H15, Cl KI, IO
2.158%, VAR ICE LIBOR USD 12 Month+0.000%, 07/20/2067	905	129
GNMA CMO, Ser 2017-H18, Cl BI, IO
1.639%, VAR ICE LIBOR USD 12 Month+0.000%, 09/20/2067	5,779	592
GNMA CMO, Ser 2017-H20, Cl IB, IO
1.965%, VAR ICE LIBOR USD 12 Month+0.000%, 10/20/2067	400	52
GNMA TBA
4.500%, 04/01/2039 to 06/01/2039	24,270	25,205
4.000%, 04/01/2040	13,550	13,928
3.500%, 04/15/2045	5,285	5,336
3.000%, 04/15/2043	11,045	10,866
GNMA, Ser 2012-152, Cl IO, IO
0.779%, 01/16/2054 (A)	7,878	395

		554,706

Non-Agency Mortgage-Backed Obligations — 5.0%
1211 Avenue of the Americas Trust, Ser 2015- 1211, Cl A1A2
3.901%, 08/10/2035 (C)	805	826

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
3.004%, 02/25/2035 (A)	$1,060	$1,027
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
2.012%, VAR ICE LIBOR USD 1 Month+0.140%, 03/25/2037	1,854	1,532
Alternative Loan Trust, Ser 2005-36, Cl 3A1
3.440%, 08/25/2035 (A)	–	–
Alternative Loan Trust, Ser 2006-18CB, Cl A6
21.114%, VAR ICE LIBOR USD 1 Month+28.600%, 07/25/2036	283	406
Alternative Loan Trust, Ser 2006-OA11, Cl A4
2.062%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/2046	408	348
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
2.062%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2046	1,440	1,208
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
4.168%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/2045	2,628	2,707
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
3.961%, VAR ICE LIBOR USD 6 Month+1.750%, 11/25/2045	1,476	1,155
BAMLL Re-REMIC Trust, Ser 2016-GG10, Cl AJA
5.826%, 08/10/2045 (A)(C)	1,812	1,354
BCAP Trust, Ser 2015-RR2, Cl 21A1
2.021%, 03/28/2037 (A)(C)	1,048	1,007
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.365%, 05/25/2034 (A)	79	74
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A)	1,224	1,224
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
5.779%, VAR ICE LIBOR USD 1 Month+7.650%, 11/25/2035	4,055	1,070
BENCHMARK Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051	163	165
BENCHMARK Mortgage Trust, Ser 2018-B1, Cl A5
3.666%, 01/15/2051	162	163
BENCHMARK Mortgage Trust, Ser 2018-B3, Cl A5
4.025%, 04/10/2051	322	334

62	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2017-APPL, Cl A
2.657%, VAR LIBOR USD 1 Month+0.880%, 07/15/2034 (C)	$ 534	$535
CD Commercial Mortgage Trust, Ser 2006- CD3, Cl AJ
5.688%, 10/15/2048	110	53
CD Commercial Mortgage Trust, Ser 2007- CD4, Cl AJ
5.398%, 12/11/2049 (A)	36	21
CD Commercial Mortgage Trust, Ser 2016- CD1, Cl ASB
2.622%, 08/10/2049	517	500
CD Commercial Mortgage Trust, Ser 2016- CD1, Cl A1
1.443%, 08/10/2049	149	145
CD Commercial Mortgage Trust, Ser 2017- CD4, Cl ASB
3.317%, 05/10/2050	221	221
CD Commercial Mortgage Trust, Ser 2017- CD5, Cl A4
3.431%, 08/15/2050	570	564
CD Commercial Mortgage Trust, Ser 2017- CD5, Cl XA, IO
0.917%, 08/15/2050 (A)	8,727	536
CD Commercial Mortgage Trust, Ser 2017- CD6, Cl ASB
3.332%, 11/13/2050	539	538
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	236	233
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	287	284
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	294	287
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	290	289
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	226	229
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	230	230
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	172	171
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	161	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)	$ 660	$662
CHT Mortgage Trust, Ser 2017-CSMO, Cl A
2.707%, VAR LIBOR USD 1 Month+0.930%, 11/15/2036 (C)	610	611
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/2049	142	136
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.187%, 12/10/2049 (A)	140	87
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,205	1,207
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	67	66
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl E
4.402%, 03/10/2047 (A)(C)	780	588
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A4
3.635%, 10/10/2047	514	521
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A4
3.192%, 04/10/2048	262	258
Citigroup Commercial Mortgage Trust, Ser 2017-C4, Cl A4
3.471%, 10/12/2050	1,430	1,418
Citigroup Commercial Mortgage Trust, Ser 2018-B2, Cl A4
4.009%, 03/10/2051	1,420	1,470
Cold Storage Trust, Ser 2017-ICE3, Cl B
3.027%, VAR LIBOR USD 1 Month+1.250%, 04/15/2036 (C)	1,740	1,752
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.785%, 07/10/2046 (A)(C)	13,060	218
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	76	74
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	620	651
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	211	211
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 08/10/2050	47	47
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	4	4
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	233	242
COMM Mortgage Trust, Ser 2013-CR12, Cl A3
3.765%, 10/10/2046	140	144

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	63

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	$100	$104
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	90	93
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.079%, 10/10/2046 (A)	40	40
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	93	93
COMM Mortgage Trust, Ser 2013-CR9, Cl E
4.267%, 07/10/2045 (A)(C)	780	611
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	3	3
COMM Mortgage Trust, Ser 2014-CR19, Cl C
4.716%, 08/10/2047 (A)	550	552
COMM Mortgage Trust, Ser 2014-LC15, Cl A4
4.006%, 04/10/2047	220	228
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	191	194
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	421	427
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	650	647
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	226	222
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	233	229
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	78	81
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/2034 (C)	675	675
Core Industrial Trust, Ser 2015-TEXW, Cl E
3.849%, 02/10/2034 (A)(C)	630	622
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.279%, 06/15/2038 (A)	123	71
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039	366	298
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl AM
5.869%, 09/15/2040 (A)	119	115
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.666%, 10/25/2033 (A)	790	789
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A2
3.216%, 03/12/2020	GBP 380	522

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A1
3.216%, 03/12/2020	GBP	1,081	$1,486
CSAIL Commercial Mortgage Trust, Ser 2014- C3, Cl A4
3.718%, 08/15/2048		$302	306
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl C
4.209%, 06/15/2057 (A)		635	585
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048		762	782
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048		112	113
CSMC OA, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (C)		590	527
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)		250	255
CSMC Trust, Ser 2017-CHOP, Cl G
7.397%, VAR LIBOR USD 1 Month+5.620%, 07/15/2032 (C)		1,000	998
CSMC Trust, Ser 2017-PFHP, Cl A
2.727%, VAR LIBOR USD 1 Month+0.950%, 12/15/2030 (C)		1,190	1,190
CSMC Trust, Ser 2017-RPL3, Cl A1
4.000%, 08/01/2057 (A)(C)		1,315	1,356
CSMC, Ser 2014-11R, Cl 9A2
1.761%, VAR ICE LIBOR USD 1 Month+0.140%, 10/27/2036 (C)		2,620	1,684
CSMC, Ser 2015-4R, Cl 3A1
1.931%, VAR ICE LIBOR USD 1 Month+0.310%, 10/27/2036 (C)		434	387
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050		131	129
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
2.608%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044		800	742
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.522%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028		360	413
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M1
3.072%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2029		1,332	1,346
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
4.872%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024		4,616	4,935

64	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser GC30, Cl B
4.014%, 05/10/2050 (A)	$480	$481
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	269	253
GS Mortgage Securities Trust, Ser 2007- GG10, Cl AM
5.826%, 08/10/2045 (A)	368	371
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	67	67
GS Mortgage Securities Trust, Ser 2012- SHOP, Cl A
2.933%, 06/05/2031 (C)	585	586
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (A)	180	190
GS Mortgage Securities Trust, Ser 2013- GC16, Cl A2
3.033%, 11/10/2046	175	175
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	197	201
GS Mortgage Securities Trust, Ser 2014- GC26, Cl B
4.215%, 11/10/2047 (A)	680	683
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	273	273
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	228	217
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	342	333
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(C)	20	20
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
3.400%, 10/25/2033 (A)	245	252
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
3.554%, 07/25/2035 (A)	2,665	2,570
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
3.651%, 05/19/2034 (A)	1,292	1,320
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	1,396	1,486
IndyMac IMSC Mortgage Loan Trust, Ser 2007-HOA1, Cl A22
2.052%, VAR ICE LIBOR USD 1 Month+0.180%, 07/25/2047	1,387	1,041

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	$190	$198
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	283	283
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.882%, 01/15/2047 (A)	100	105
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	499	511
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	252	256
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl AS
3.914%, 11/15/2047 (A)	610	626
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,147	1,118
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A4
3.227%, 10/15/2048	336	332
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	211	210
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	291	298
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	87	87
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB11, Cl E
5.548%, 08/12/2037 (A)	835	845
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/2047 (A)	1,235	1,013
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.640%, 02/12/2049 (A)	227	161
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AJ
5.845%, 02/15/2051 (A)	9	8
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	582	594
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (C)	239	241

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	65

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (C)	$747	$747
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	366	369
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/2032 (C)	162	162
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	651	651
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	500	512
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	202	202
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.572%, 07/15/2047 (A)	610	606
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	267	273
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 08/15/2049	308	298
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	298	291
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2049	980	932
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	640	645
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	247	245
JPMorgan Mortgage Trust, Ser 2016-5, Cl A1
2.600%, 12/25/2046 (A)(C)	912	903
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 04/25/2048 (A)(C)	3,000	2,967
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	650	652
LSTAR Commercial Mortgage Trust, Ser 2015- 3, Cl A2
2.729%, 04/20/2048 (A)(C)	1,328	1,315
MASTR Adjustable Rate Mortgages Trust, Ser 2004-14, Cl M2
2.872%, VAR ICE LIBOR USD 1 Month+1.000%, 01/25/2035	1,374	1,359

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	$1,535	$1,436
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.875%, 02/25/2034 (A)	33	34
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJFL
5.450%, 08/12/2048 (A)(C)	39	29
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (A)	299	225
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
5.945%, 09/12/2049 (A)	680	555
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 07/15/2046	41	41
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	7	7
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl E
3.012%, 03/15/2048 (C)	1,000	644
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl C
4.241%, 04/15/2048 (A)	630	611
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	280	283
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	389	396
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl A4
3.544%, 01/15/2049	147	148
Morgan Stanley Capital I Trust, Ser 2006- IQ12, Cl AJ
5.399%, 12/15/2043	563	434
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.168%, 12/12/2049 (A)	904	813
Morgan Stanley Capital I Trust, Ser 2015- UBS8, Cl A3
3.540%, 12/15/2048	211	212
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl ASB
2.606%, 08/15/2049	258	249
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl A1
1.445%, 08/15/2049	407	399

66	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2016- UBS9, Cl A1
1.711%, 03/15/2049	$ 236	$232
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(C)	1,139	1,179
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)	620	640
One Market Plaza Trust, Ser 2017-1MKT, Cl A
3.614%, 02/10/2032 (C)	1,360	1,371
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,259	911
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032 (A)(C)	640	651
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.633%, 12/25/2034 (A)	245	246
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	641	519
Towd Point Mortgage Funding, Ser 2016- V1A, Cl A1
1.753%, VAR ICE LIBOR GDP 3 Month+1.200%, 02/20/2054 (C)	GBP 671	949
UBS Commercial Mortgage Trust, Ser 2017- C7, Cl A4
3.679%, 12/15/2050	$ 395	397
UBS Commercial Mortgage Trust, Ser 2018- C9, Cl A4
4.117%, 03/15/2051	429	442
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	350	355
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.486%, 12/10/2045 (A)(C)	670	581
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	225	223
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)	630	641
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
1.983%, VAR 12 Month Treas Avg+0.700%, 02/25/2047	2,310	2,043
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
1.983%, VAR 12 Month Treas Avg+0.700%, 01/25/2047	1,440	1,154
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/14/2022 (A)(C)	662	650

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.291%, 07/15/2046 (A)	$20	$20
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	569
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A5
3.794%, 12/15/2049	550	561
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
3.371%, 06/25/2034 (A)	472	480
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.373%, 03/15/2044 (A)(C)	6,555	202
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/2044 (C)	509	513
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.434%, 06/15/2045 (A)(C)	317	14
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (A)	110	115

		106,520
Total Mortgage-Backed Securities (Cost $684,561) ($ Thousands)		661,226

U.S. TREASURY OBLIGATIONS — 29.7%
U.S. Treasury Bills
1.710%, 07/12/2018 (B)	18,282	18,193
1.628%, 07/26/2018 (B)	2,290	2,277
1.588%, 07/05/2018 (B)	7,126	7,094
1.471%, 06/14/2018 (B)	438	437
U.S. Treasury Bonds
3.816%, 02/15/2045 (B)	4,000	1,792
3.750%, 11/15/2043	7,755	8,858
3.375%, 05/15/2044	1,300	1,398
3.000%, 05/15/2045	14,155	14,244
3.000%, 11/15/2045	1,726	1,736
3.000%, 02/15/2047	4,239	4,262
3.000%, 05/15/2047	3,340	3,356
3.000%, 02/15/2048	55,241	55,556
2.903%, 08/15/2045 (B)	2,120	934
2.875%, 08/15/2045	49,895	48,998
2.875%, 11/15/2046	734	720
2.750%, 08/15/2047	5,199	4,969
2.750%, 11/15/2047	8,261	7,897
2.500%, 02/15/2045	25,565	23,343
2.500%, 02/15/2046	17,691	16,101

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	67

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.500%, 05/15/2046	$11,844	$10,771
2.000%, 02/15/2025	17,210	16,467
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	808	899
1.000%, 02/15/2048	2,397	2,459
0.750%, 02/15/2042	2,139	2,083
0.625%, 01/15/2024	74	75
0.375%, 07/15/2027	5,948	5,802
U.S. Treasury Notes
2.750%, 02/15/2024	1,100	1,107
2.750%, 02/28/2025	454	456
2.750%, 02/15/2028	14,299	14,306
2.625%, 02/28/2023 (D)	62,357	62,547
2.500%, 03/31/2023	7,839	7,815
2.375%, 03/15/2021	3,508	3,506
2.375%, 01/31/2023	22,050	21,869
2.250%, 03/31/2020	10,475	10,470
2.250%, 02/15/2021	14,020	13,966
2.250%, 10/31/2024	5,615	5,471
2.250%, 12/31/2024	995	969
2.250%, 02/15/2027	10,819	10,398
2.250%, 08/15/2027	7,063	6,772
2.250%, 11/15/2027	34,456	33,005
2.125%, 12/31/2022	17,188	16,857
2.000%, 01/31/2020	409	407
2.000%, 08/31/2021	10,660	10,500
2.000%, 10/31/2021	5,924	5,829
2.000%, 12/31/2021	7,821	7,683
2.000%, 10/31/2022	4,065	3,970
2.000%, 11/30/2022	533	520
2.000%, 06/30/2024	5,000	4,812
2.000%, 11/15/2026	7,568	7,138
1.875%, 12/31/2019	1,863	1,851
1.875%, 06/30/2020	3,355	3,321
1.875%, 12/15/2020	4,159	4,106
1.875%, 03/31/2022	11,048	10,783
1.875%, 07/31/2022	8,190	7,970
1.750%, 11/30/2019	3,902	3,870
1.750%, 11/15/2020	638	628
1.750%, 12/31/2020	1,031	1,014
1.750%, 05/15/2023	1,570	1,508
1.625%, 07/31/2020	1,916	1,885
1.625%, 10/15/2020	1,892	1,858
1.625%, 08/31/2022	4,847	4,664
1.500%, 10/31/2019	20,190	19,954
1.500%, 05/31/2020	10,157	9,980
1.500%, 07/15/2020	1,558	1,529
1.500%, 08/15/2020	2,708	2,656
1.500%, 08/15/2026	8,714	7,910
1.375%, 07/31/2019	10,330	10,217
1.375%, 02/15/2020	955	939
1.375%, 05/31/2020	5,515	5,404

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.375%, 08/31/2020	$1,239	$1,211
1.375%, 09/30/2020	2,220	2,167
1.250%, 08/31/2019	630	621
1.125%, 02/28/2021	10,937	10,547
1.125%, 07/31/2021	347	332
1.125%, 08/31/2021	2,235	2,138
Total U.S. Treasury Obligations (Cost $632,584) ($ Thousands)		630,157

CORPORATE OBLIGATIONS — 29.6%

Consumer Discretionary — 1.9%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (C)(D)	180	171
21st Century Fox America
7.250%, 05/18/2018	1,500	1,509
6.650%, 11/15/2037 (D)	180	235
6.200%, 12/15/2034	65	81
4.950%, 10/15/2045	115	127
4.750%, 11/15/2046	160	173
Amazon.com
4.950%, 12/05/2044 (D)	360	406
4.250%, 08/22/2057 (C)	118	118
4.050%, 08/22/2047 (C)	535	535
3.875%, 08/22/2037 (C)	541	539
3.800%, 12/05/2024	199	204
3.150%, 08/22/2027 (C)(D)	1,775	1,713
2.800%, 08/22/2024 (C)	420	407
American Honda Finance MTN
3.875%, 09/21/2020 (C)	1,065	1,088
AutoZone
3.750%, 06/01/2027	440	431
BMW US Capital
2.150%, 04/06/2020 (C)	555	547
1.850%, 09/15/2021 (C)	60	57
CBS
3.700%, 06/01/2028 (C)	700	667
3.375%, 02/15/2028	340	316
2.500%, 02/15/2023 (D)	685	651
CCO Holdings
5.125%, 05/01/2027 (C)	160	152
Charter Communications Operating
6.484%, 10/23/2045	410	450
6.384%, 10/23/2035	10	11
5.375%, 05/01/2047 (C)	203	196
4.908%, 07/23/2025	50	51
4.464%, 07/23/2022 (D)	1,900	1,941
4.200%, 03/15/2028	650	622
3.750%, 02/15/2028	212	195
3.579%, 07/23/2020	210	211
Comcast
4.400%, 08/15/2035	315	325

68	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 08/15/2034	$200	$202
3.999%, 11/01/2049	199	186
3.969%, 11/01/2047 (D)	78	74
3.900%, 03/01/2038	270	262
Daimler Finance North America
2.375%, 08/01/2018 (C)	735	734
2.300%, 01/06/2020 (C)	830	820
Discovery Communications
4.875%, 04/01/2043	235	224
3.950%, 03/20/2028 (D)	222	213
DISH DBS
6.750%, 06/01/2021 (D)	80	81
5.875%, 07/15/2022 (D)	120	115
5.875%, 11/15/2024	630	561
Dollar General
4.125%, 05/01/2028	360	363
Dollar Tree
5.750%, 03/01/2023	240	251
ERAC USA Finance
4.500%, 02/15/2045 (C)	100	99
Fiat Chrysler Automobiles
4.500%, 04/15/2020	200	202
Ford Motor
5.291%, 12/08/2046	668	653
4.750%, 01/15/2043 (D)	210	192
Ford Motor Credit
5.875%, 08/02/2021	230	245
3.815%, 11/02/2027 (D)	676	636
3.810%, 01/09/2024	360	353
3.339%, 03/28/2022	330	325
3.200%, 01/15/2021	200	198
2.597%, 11/04/2019	775	769
General Motors
6.600%, 04/01/2036 (D)	670	768
6.250%, 10/02/2043	100	110
5.150%, 04/01/2038	490	488
3.500%, 10/02/2018	1,000	1,002
General Motors Financial
4.375%, 09/25/2021 (D)	180	185
4.350%, 01/17/2027	271	269
4.250%, 05/15/2023	110	112
3.500%, 11/07/2024	563	544
3.450%, 04/10/2022 (D)	90	89
3.250%, 05/15/2018	60	60
2.450%, 11/06/2020	130	127
2.400%, 05/09/2019	530	527
Goodyear Tire & Rubber
5.000%, 05/31/2026	80	78
Hilton Worldwide Finance
4.875%, 04/01/2027	290	287
Lennar
4.750%, 11/29/2027 (C)	535	512

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 04/30/2024	$170	$167
McDonald’s MTN
4.450%, 03/01/2047	279	288
3.800%, 04/01/2028	1,529	1,548
3.500%, 03/01/2027	450	443
Myriad International Holdings BV
4.850%, 07/06/2027 (C)	550	560
NBCUniversal Media
5.950%, 04/01/2041	420	515
4.375%, 04/01/2021	270	280
NCL
4.750%, 12/15/2021 (C)	40	40
Netflix
5.875%, 02/15/2025	110	115
5.500%, 02/15/2022	50	52
Newell Brands
4.200%, 04/01/2026 (D)	260	257
3.850%, 04/01/2023	290	290
3.150%, 04/01/2021	290	287
QVC
5.950%, 03/15/2043	20	19
Taylor Morrison Communities
5.250%, 04/15/2021 (C)	460	464
Time Warner
4.850%, 07/15/2045	285	291
4.750%, 03/29/2021 (D)	730	763
3.800%, 02/15/2027	295	285
3.550%, 06/01/2024	1,365	1,346
Time Warner Cable
8.250%, 04/01/2019	2,265	2,377
7.300%, 07/01/2038	420	504
6.550%, 05/01/2037	145	163
Time Warner Entertainment
8.375%, 07/15/2033 (D)	270	351
Toll Brothers Finance
4.375%, 04/15/2023	120	119
Toyota Motor Credit MTN
2.600%, 01/11/2022	685	677
Viacom
4.375%, 03/15/2043	175	157
4.250%, 09/01/2023	100	101
3.875%, 04/01/2024 (D)	100	100
		39,604

Consumer Staples — 2.6%
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	415	398
2.700%, 07/26/2022 (C)(D)	705	684
2.350%, 12/13/2019 (C)	1,600	1,581
Altria Group
9.250%, 08/06/2019	1,250	1,355
4.750%, 05/05/2021 (D)	20	21

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	69

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	$2,203	$2,376
3.650%, 02/01/2026	440	437
3.300%, 02/01/2023	1,500	1,501
2.650%, 02/01/2021 (D)	1,301	1,291
Anheuser-Busch InBev Worldwide
5.375%, 01/15/2020	1,140	1,193
5.000%, 04/15/2020	430	448
4.750%, 04/15/2058	315	322
4.600%, 04/15/2048	729	754
4.375%, 04/15/2038	345	352
4.000%, 04/13/2028	966	978
3.500%, 01/12/2024	364	366
2.500%, 07/15/2022	330	320
BAT Capital
4.540%, 08/15/2047 (C)(D)	510	505
3.557%, 08/15/2027 (C)(D)	1,601	1,533
3.222%, 08/15/2024 (C)	417	402
2.764%, 08/15/2022 (C)	1,617	1,564
2.297%, 08/14/2020 (C)	313	307
Campbell Soup
4.150%, 03/15/2028	339	337
Church & Dwight
3.950%, 08/01/2047	160	150
3.150%, 08/01/2027 (D)	257	243
2.450%, 08/01/2022	160	155
Coca-Cola Femsa
2.375%, 11/26/2018	302	302
Constellation Brands
4.250%, 05/01/2023	650	666
3.600%, 02/15/2028	680	656
3.200%, 02/15/2023	445	436
Costco Wholesale
3.000%, 05/18/2027	695	672
2.750%, 05/18/2024	459	448
2.300%, 05/18/2022	256	249
Cott Holdings
5.500%, 04/01/2025 (C)	220	217
CVS Health
5.125%, 07/20/2045	1,081	1,147
5.050%, 03/25/2048	1,495	1,573
4.780%, 03/25/2038	1,049	1,063
4.300%, 03/25/2028 (D)	2,839	2,851
4.100%, 03/25/2025 (D)	899	905
3.875%, 07/20/2025	266	264
3.700%, 03/09/2023 (D)	1,180	1,186
3.500%, 07/20/2022	100	100
3.350%, 03/09/2021	769	773
Danone
2.947%, 11/02/2026 (C)(D)	250	232
2.589%, 11/02/2023 (C)	1,040	986

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diageo Capital PLC
4.828%, 07/15/2020	$1,450	$1,511
Kraft Heinz Foods
6.500%, 02/09/2040	225	267
5.375%, 02/10/2020	315	328
5.200%, 07/15/2045	148	150
5.000%, 07/15/2035 (D)	180	186
5.000%, 06/04/2042	50	50
4.375%, 06/01/2046	1,822	1,671
3.950%, 07/15/2025	760	757
3.500%, 06/06/2022	780	779
3.500%, 07/15/2022	640	639
3.000%, 06/01/2026 (D)	220	203
2.800%, 07/02/2020	614	610
Lamb Weston Holdings
4.625%, 11/01/2024 (C)	210	208
Molson Coors Brewing
3.500%, 05/01/2022	100	101
Mondelez International Holdings
Netherlands BV
2.000%, 10/28/2021 (C)	2,030	1,937
1.625%, 10/28/2019 (C)	2,055	2,013
PepsiCo
4.000%, 03/05/2042	110	109
Pernod Ricard
4.450%, 01/15/2022 (C)	180	187
Philip Morris International
4.500%, 03/20/2042 (D)	60	62
2.900%, 11/15/2021	370	366
2.500%, 08/22/2022	340	329
2.500%, 11/02/2022	390	377
2.000%, 02/21/2020	925	911
1.875%, 11/01/2019	1,195	1,179
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	1,250	1,192
Reynolds American
8.125%, 06/23/2019	620	658
5.850%, 08/15/2045	796	931
3.250%, 06/12/2020	162	162
Spectrum Brands
5.750%, 07/15/2025	130	133
Sysco
3.550%, 03/15/2025	660	656
Valeant Pharmaceuticals International
9.000%, 12/15/2025 (C)(D)	160	159
Walgreens Boots Alliance
4.800%, 11/18/2044	470	465
3.450%, 06/01/2026 (D)	1,625	1,536
3.300%, 11/18/2021	590	587
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	480	480

70	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.400%, 10/21/2018 (C)	$ 130	$130
		56,318

Corporate Obligation — 0.1%
BNP Paribas
4.625%, 03/13/2027 (C)	200	203
BNP Paribas MTN
3.500%, 03/01/2023 (C)	921	914
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360
5 Year Curr+1.644%, 01/10/2033 (C)	250	238
2.500%, 04/15/2019 (C)	250	249
Lloyds Banking Group
4.344%, 01/09/2048	365	340
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	200	189
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022 (D)	230	227
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021 (D)	340	328
		2,688

Energy — 3.1%
Anadarko Finance, Ser B
7.500%, 05/01/2031	810	1,035
Anadarko Petroleum
6.600%, 03/15/2046	50	63
6.450%, 09/15/2036 (D)	30	36
4.850%, 03/15/2021	423	439
4.500%, 07/15/2044	570	547
Andeavor Logistics
5.200%, 12/01/2047	215	211
3.500%, 12/01/2022	243	239
Apache
5.100%, 09/01/2040	130	133
4.250%, 01/15/2044	660	605
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	910	931
BP Capital Markets PLC
3.561%, 11/01/2021 (D)	50	51
3.506%, 03/17/2025	530	529
3.245%, 05/06/2022	160	160
3.216%, 11/28/2023 (D)	1,600	1,586
3.119%, 05/04/2026	100	97
Canadian Natural Resources
3.850%, 06/01/2027 (D)	267	261
Cenovus Energy
5.400%, 06/15/2047 (D)	169	170
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027	200	199
Chesapeake Energy (D)
8.000%, 12/15/2022 (C)	16	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.750%, 03/15/2023	$ 50	$45
Chevron
2.895%, 03/03/2024	1,130	1,110
Chevron Corp
2.954%, 05/16/2026	926	891
Cimarex Energy
4.375%, 06/01/2024	651	670
CNOOC Nexen Finance
3.500%, 05/05/2025	1,370	1,323
Concho Resources
4.875%, 10/01/2047	205	218
3.750%, 10/01/2027 (D)	360	352
Conoco Funding
7.250%, 10/15/2031	50	67
ConocoPhillips
5.900%, 10/15/2032	10	12
5.900%, 05/15/2038	420	518
4.150%, 11/15/2034	630	643
Continental Resources
4.375%, 01/15/2028 (C)(D)	140	137
Devon Energy
5.850%, 12/15/2025	450	511
5.600%, 07/15/2041	380	428
5.000%, 06/15/2045 (D)	580	616
3.250%, 05/15/2022 (D)	270	267
Ecopetrol
5.875%, 05/28/2045 (D)	1,290	1,272
Enbridge
2.900%, 07/15/2022	501	486
Enbridge Energy Partners
7.375%, 10/15/2045	115	149
Encana
6.500%, 02/01/2038	320	387
Energy Transfer Partners
8.250%, 11/15/2029	1,315	1,624
6.125%, 12/15/2045	357	370
4.500%, 11/01/2023	690	699
2.500%, 06/15/2018	410	410
Ensco
8.000%, 01/31/2024	218	210
4.700%, 03/15/2021	2	2
Enterprise Products Operating
4.850%, 03/15/2044	103	108
4.250%, 02/15/2048	528	514
EOG Resources
4.150%, 01/15/2026 (D)	230	238
Exxon Mobil
4.114%, 03/01/2046 (D)	150	158
3.043%, 03/01/2026	460	451
Florida Gas Transmission
7.900%, 05/15/2019 (C)	1,000	1,055

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	71

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Halliburton
5.000%, 11/15/2045	$ 80	$87
4.850%, 11/15/2035	60	65
3.800%, 11/15/2025	540	542
Hess
5.600%, 02/15/2041	126	129
Kerr-McGee
7.875%, 09/15/2031	510	673
Kinder Morgan
5.550%, 06/01/2045	275	288
5.200%, 03/01/2048	360	362
5.000%, 02/15/2021 (C)	645	670
4.300%, 06/01/2025	890	896
4.300%, 03/01/2028	710	707
3.150%, 01/15/2023	787	766
Kinder Morgan Energy Partners
5.500%, 03/01/2044	170	174
5.400%, 09/01/2044	220	222
3.500%, 03/01/2021 (D)	120	120
Marathon Petroleum
5.000%, 09/15/2054	141	137
4.750%, 09/15/2044	82	82
MPLX
4.875%, 12/01/2024	320	336
4.875%, 06/01/2025	110	115
4.700%, 04/15/2048	570	555
4.500%, 04/15/2038 (D)	320	316
4.000%, 03/15/2028 (D)	50	49
Noble Energy
5.250%, 11/15/2043 (D)	180	192
4.950%, 08/15/2047	150	156
3.850%, 01/15/2028 (D)	280	276
Noble Energy Inc
4.150%, 12/15/2021	690	705
3.900%, 11/15/2024 (D)	500	500
Occidental Petroleum
4.625%, 06/15/2045	150	160
4.400%, 04/15/2046	90	94
4.200%, 03/15/2048	300	302
4.100%, 02/15/2047 (D)	320	318
3.400%, 04/15/2026 (D)	270	267
3.125%, 02/15/2022	330	331
3.000%, 02/15/2027 (D)	230	221
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,000	2,115
Petrobras Global Finance BV
7.375%, 01/17/2027	310	336
6.850%, 06/05/2115	620	586
6.250%, 03/17/2024	1,084	1,144
6.125%, 01/17/2022	130	139
5.750%, 02/01/2029 (D)	300	290
5.299%, 01/27/2025 (C)	1,278	1,262

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petro-Canada
6.800%, 05/15/2038	$ 825	$1,092
Petroleos Mexicanos
6.625%, 06/15/2035	727	751
6.500%, 03/13/2027	335	358
6.375%, 01/23/2045	490	476
6.350%, 02/12/2048 (C)	200	193
5.500%, 06/27/2044 (D)	90	80
5.350%, 02/12/2028 (C)	705	696
2.460%, 12/15/2025	944	934
2.378%, 04/15/2025	495	488
Petroleos Mexicanos MTN
6.750%, 09/21/2047	235	238
Plains All American Pipeline
4.650%, 10/15/2025	500	503
4.500%, 12/15/2026	100	99
2.850%, 01/31/2023 (D)	250	236
QEP Resources
6.875%, 03/01/2021 (D)	340	360
Range Resources
5.875%, 07/01/2022	10	10
5.000%, 03/15/2023 (D)	340	326
4.875%, 05/15/2025 (D)	20	19
Ruby Pipeline
6.000%, 04/01/2022 (C)	947	988
Sabine Pass Liquefaction
5.875%, 06/30/2026	215	235
5.750%, 05/15/2024	220	237
5.625%, 03/01/2025	700	753
5.000%, 03/15/2027	472	490
Schlumberger Holdings
4.000%, 12/21/2025 (C)	1,130	1,149
3.000%, 12/21/2020 (C)	1,690	1,686
Shell International Finance
4.550%, 08/12/2043 (D)	200	217
4.375%, 03/25/2020	690	711
4.375%, 05/11/2045	280	297
4.125%, 05/11/2035	920	953
4.000%, 05/10/2046 (D)	308	308
2.875%, 05/10/2026 (D)	700	675
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)(D)	860	879
Southern Natural Gas LLC
8.000%, 03/01/2032	170	222
Spectra Energy Partners
3.500%, 03/15/2025	415	400
Statoil
3.700%, 03/01/2024	355	361
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	2,080
Total Capital International
2.875%, 02/17/2022	850	845

72	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TransCanada Pipelines
4.625%, 03/01/2034	$815	$864
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	790	972
Valero Energy
4.900%, 03/15/2045	118	125
Western Gas Partners
5.450%, 04/01/2044	95	96
5.300%, 03/01/2048	584	578
Williams
7.875%, 09/01/2021	475	534
7.750%, 06/15/2031 (D)	461	562
Williams Partners
5.250%, 03/15/2020	140	145
4.850%, 03/01/2048	440	436
3.900%, 01/15/2025	750	743
3.750%, 06/15/2027	292	279
WPX Energy
8.250%, 08/01/2023	50	56
6.000%, 01/15/2022	10	10
		65,680

Financials — 10.6%
ABN AMRO Bank
4.750%, 07/28/2025 (C)	360	369
Ally Financial
7.500%, 09/15/2020 (D)	526	569
Ambac Assurance
5.100%, 06/07/2020 (C)	8	11
Ambac LSNI
6.811%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (C)	41	41
American Express
2.500%, 08/01/2022	830	801
American Express Credit MTN
2.375%, 05/26/2020	300	296
2.250%, 08/15/2019	1,025	1,019
2.200%, 03/03/2020	1,500	1,479
American International Group
6.250%, 05/01/2036	335	399
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2087	1,220	1,293
4.375%, 01/15/2055	155	144
3.900%, 04/01/2026	560	554
Banco Santander
3.500%, 04/11/2022	370	368
3.125%, 02/23/2023	400	388
Bank of America
6.875%, 11/15/2018	1,250	1,283
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 09/29/2049	510	541

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.100%, VAR ICE LIBOR USD 3 Month+3.898%, 12/29/2049	$210	$221
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049 (D)	170	163
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028 (C)	3,291	3,152
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	513	499
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023 (C)(D)	4,367	4,283
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	2,300	2,268
Bank of America MTN
6.875%, 04/25/2018	675	677
5.650%, 05/01/2018	1,000	1,002
5.000%, 01/21/2044	770	864
4.450%, 03/03/2026	417	426
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	454	464
4.200%, 08/26/2024 (D)	830	843
4.000%, 04/01/2024 (D)	2,679	2,738
4.000%, 01/22/2025	810	808
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	246	247
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028 (D)	2,675	2,598
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024 (D)	2,120	2,129
3.500%, 04/19/2026 (D)	60	59
3.300%, 01/11/2023	1,589	1,584
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	930	894
2.625%, 04/19/2021	2,365	2,330
2.600%, 01/15/2019	97	97
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	1,025	1,006
Bank of New York Mellon
3.400%, 05/15/2024	770	769
Bank of New York Mellon MTN
3.250%, 05/16/2027	664	641
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	685	667
2.300%, 09/11/2019	2,000	1,984
2.200%, 03/04/2019	630	628
Bear Stearns
4.650%, 07/02/2018	995	1,000
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,000	1,062
BNP Paribas
3.375%, 01/09/2025 (C)	373	361
Boeing Capital
4.700%, 10/27/2019	490	506

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	73

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BPCE
5.150%, 07/21/2024 (C)	$ 210	$219
Brighthouse Financial
3.700%, 06/22/2027 (C)	565	524
Capital One
2.650%, 08/08/2022	374	360
Capital One Financial
4.200%, 10/29/2025	141	140
3.800%, 01/31/2028	295	286
3.200%, 01/30/2023	493	481
2.400%, 10/30/2020	390	382
Chubb INA Holdings
3.350%, 05/03/2026	170	167
2.300%, 11/03/2020	160	158
CIT Group
5.250%, 03/07/2025 (D)	140	143
Citibank
2.100%, 06/12/2020	1,885	1,849
Citigroup
8.125%, 07/15/2039	69	104
6.675%, 09/13/2043	70	91
6.625%, 06/15/2032 (D)	100	122
6.300%, VAR ICE LIBOR USD 3 Month+3.423%, 12/29/2049	520	543
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	1,250	1,285
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049	360	371
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/31/2049	140	144
5.500%, 09/13/2025	750	812
5.350%, VAR ICE LIBOR USD 3 Month+3.466%, 05/29/2049	390	387
5.300%, 05/06/2044	178	195
4.750%, 05/18/2046	70	71
4.650%, 07/30/2045	567	604
4.450%, 09/29/2027 (D)	1,570	1,589
4.400%, 06/10/2025	810	824
4.300%, 11/20/2026 (D)	180	180
4.125%, 07/25/2028	364	360
4.050%, 07/30/2022	70	71
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	148	142
3.700%, 01/12/2026	905	894
3.500%, 05/15/2023	500	494
3.400%, 05/01/2026	605	585
3.200%, 10/21/2026	180	171
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023 (D)	2,510	2,480
2.700%, 10/27/2022	1,174	1,136
2.500%, 09/26/2018	4,100	4,099
2.050%, 12/07/2018	3,000	2,989
1.750%, 05/01/2018	1,835	1,834

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citizens Bank
3.700%, 03/29/2023	$ 700	$703
Commonwealth Bank of Australia (D)
3.900%, 03/16/2028 (C)	600	605
3.450%, 03/16/2023 (C)	700	700
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	10	10
3.900%, 07/12/2047 (C)(D)	510	496
Compass Bank
3.875%, 04/10/2025	430	421
Cooperatieve Rabobank UA
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (C)	920	1,006
5.250%, 08/04/2045 (D)	310	348
4.625%, 12/01/2023	1,100	1,147
4.375%, 08/04/2025	650	656
Cooperatieve Rabobank UA MTN
4.750%, 01/15/2020 (C)	540	556
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	1,090	1,166
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	890	941
4.550%, 04/17/2026	580	593
3.800%, 09/15/2022	290	292
3.800%, 06/09/2023	285	286
Discover Bank
2.600%, 11/13/2018	995	995
DNB Bank
2.125%, 10/02/2020 (C)	1,040	1,018
Farmers Exchange Capital
7.050%, 07/15/2028 (C)	1,000	1,202
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	1,650	1,782
Ford Motor Credit
8.125%, 01/15/2020	1,885	2,041
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 06/01/2043	10	8
Goldman Sachs Group
6.750%, 10/01/2037	330	413
6.250%, 02/01/2041	750	951
6.150%, 04/01/2018	2,780	2,780
5.750%, 01/24/2022	110	119
5.250%, 07/27/2021 (D)	340	360
5.150%, 05/22/2045	600	646
4.750%, 10/21/2045 (D)	390	417
4.250%, 10/21/2025 (D)	520	523
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	2,695	2,642
3.750%, 02/25/2026	435	427

74	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	$ 1,380	$1,338
3.500%, 11/16/2026 (D)	659	635
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	1,495	1,439
3.200%, 02/23/2023 (D)	800	788
2.750%, 09/15/2020	500	495
2.550%, 10/23/2019	1,000	995
Goldman Sachs Group MTN
7.500%, 02/15/2019	3,930	4,088
6.000%, 06/15/2020	170	180
5.375%, 03/15/2020	2,860	2,982
4.000%, 03/03/2024	490	497
3.850%, 07/08/2024	830	834
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	750	721
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	1,000	968
HBOS PLC MTN
6.750%, 05/21/2018 (C)	2,100	2,111
HSBC Bank PLC
4.750%, 01/19/2021 (C)	1,760	1,828
HSBC Holdings
4.375%, 11/23/2026	345	343
4.300%, 03/08/2026	370	378
4.250%, 03/14/2024	510	513
4.250%, 08/18/2025	750	744
4.000%, 03/30/2022	330	338
3.400%, 03/08/2021	1,020	1,025
2.650%, 01/05/2022	770	749
ILFC E-Capital Trust II
4.890%, 12/21/2065 (C)	400	391
ING Bank
5.800%, 09/25/2023 (C)	920	994
International Lease Finance
7.125%, 09/01/2018 (C)	2,080	2,115
Intesa Sanpaolo
4.375%, 01/12/2048 (C)	285	265
3.875%, 07/14/2027 (C)	865	817
3.375%, 01/12/2023 (C)	470	459
3.125%, 07/14/2022 (C)	795	768
Intesa Sanpaolo SpA
3.875%, 01/12/2028 (C)	445	420
Intesa Sanpaolo SpA MTN
5.017%, 06/26/2024 (C)	1,610	1,588
John Deere Capital
1.700%, 01/15/2020	160	157
JPMorgan Chase
6.300%, 04/23/2019	2,000	2,075
4.950%, 06/01/2045	150	162
4.500%, 01/24/2022 (D)	180	187
4.400%, 07/22/2020	210	217

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 08/15/2021	$ 160	$166
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	210	211
4.250%, 10/15/2020	330	340
4.250%, 10/01/2027	130	132
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	695	673
3.900%, 07/15/2025 (D)	2,115	2,132
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	790	768
3.875%, 09/10/2024	620	619
3.250%, 09/23/2022	45	45
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,605	2,539
2.950%, 10/01/2026	1,114	1,048
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	1,275	1,245
2.700%, 05/18/2023	1,045	1,008
JPMorgan Chase MTN
2.295%, 08/15/2021 (D)	425	413
JPMorgan Chase Bank
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	3,385	3,367
2.070%, VAR ICE LIBOR USD 3 Month+0.250%, 02/13/2020	2,685	2,685
KKR Group Finance II
5.500%, 02/01/2043 (C)	60	64
Lazard Group
3.750%, 02/13/2025	99	97
Lloyds Banking Group
4.375%, 03/22/2028 (D)	1,447	1,461
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	1,010	974
Macquarie Bank MTN
2.600%, 06/24/2019 (C)	1,250	1,245
Markel
3.500%, 11/01/2027	275	262
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	107	168
MetLife Capital Trust IV
7.875%, 12/15/2037 (C)	800	1,004
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	1,150	1,123
2.400%, 01/08/2021 (C)	450	442
Morgan Stanley
3.625%, 01/20/2027	691	676
2.633%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	4,500	4,514
Morgan Stanley MTN
7.300%, 05/13/2019	545	571
6.625%, 04/01/2018	1,000	1,000
5.500%, 07/24/2020	500	525

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	75

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	$296	$289
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029 (D)	870	856
3.125%, 01/23/2023	640	631
3.125%, 07/27/2026	135	128
2.750%, 05/19/2022	1,380	1,346
2.675%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	2,045	2,053
2.625%, 11/17/2021	2,588	2,527
2.500%, 04/21/2021	575	563
Nationwide Mutual Insurance
4.415%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	2,975	2,975
New York Life Global Funding
1.550%, 11/02/2018 (C)	1,000	994
New York Life Insurance
6.750%, 11/15/2039 (C)	415	563
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	690	874
Nuveen Finance
2.950%, 11/01/2019 (C)	120	120
PNC Bank
3.250%, 01/22/2028	725	698
2.550%, 12/09/2021	250	244
2.500%, 01/22/2021	2,340	2,306
2.250%, 07/02/2019	545	541
PNC Bank MTN
2.400%, 10/18/2019	625	621
Progressive
4.200%, 03/15/2048	200	205
Protective Life Global Funding
1.722%, 04/15/2019 (C)	1,600	1,584
Prudential Financial MTN
4.418%, 03/27/2048	175	180
3.878%, 03/27/2028	580	588
Quicken Loans
5.750%, 05/01/2025 (C)(D)	200	200
Raymond James Financial
4.950%, 07/15/2046	650	703
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (C)	100	99
Royal Bank of Canada MTN
2.150%, 10/26/2020	260	254
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	390	413
6.100%, 06/10/2023	550	584
6.000%, 12/19/2023	860	916
5.125%, 05/28/2024	490	499
Santander Holdings USA
4.500%, 07/17/2025 (D)	80	81
4.400%, 07/13/2027	287	286

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 01/18/2023	$493	$482
Santander UK
2.375%, 03/16/2020	160	158
Santander UK Group Holdings
2.875%, 08/05/2021	1,485	1,454
Standard Chartered
5.700%, 03/26/2044 (C)(D)	1,160	1,278
Synchrony Financial
3.950%, 12/01/2027	811	767
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	110	147
UBS MTN
2.375%, 08/14/2019	1,000	993
UBS Group Funding Switzerland
4.253%, 03/23/2028 (C)	720	725
4.125%, 09/24/2025 (C)	200	201
3.491%, 05/23/2023 (C)	1,655	1,635
2.650%, 02/01/2022 (C)	1,025	994
US Bank
2.125%, 10/28/2019	435	431
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049 (D)	2,340	2,331
WEA Finance
4.750%, 09/17/2044 (C)	230	237
3.750%, 09/17/2024 (C)	780	781
3.250%, 10/05/2020 (C)	1,750	1,752
3.150%, 04/05/2022 (C)	555	549
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049	120	126
3.000%, 04/22/2026 (D)	2,945	2,765
3.000%, 10/23/2026 (D)	1,310	1,227
2.100%, 07/26/2021	1,280	1,236
Wells Fargo MTN
4.900%, 11/17/2045 (D)	650	682
4.750%, 12/07/2046 (D)	500	512
4.650%, 11/04/2044	260	262
4.600%, 04/01/2021 (D)	160	166
4.400%, 06/14/2046	820	796
4.300%, 07/22/2027 (D)	1,500	1,508
3.450%, 02/13/2023 (D)	430	424
3.000%, 01/22/2021	1,010	1,005
2.625%, 07/22/2022 (D)	4,340	4,198
Wells Fargo Bank
2.600%, 01/15/2021	865	853
2.400%, 01/15/2020	2,000	1,983
Westpac Banking
2.650%, 01/25/2021	490	485
2.600%, 11/23/2020	310	306
2.300%, 05/26/2020	50	49

76	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
XLIT
6.250%, 05/15/2027	$ 234	$269
5.500%, 03/31/2045	160	176
5.250%, 12/15/2043	225	253
		225,299

Health Care — 2.9%
Abbott Laboratories
4.900%, 11/30/2046	476	522
4.750%, 11/30/2036	170	183
3.750%, 11/30/2026 (D)	2,725	2,710
3.400%, 11/30/2023	2,080	2,060
AbbVie
4.700%, 05/14/2045	500	516
4.500%, 05/14/2035	515	527
4.450%, 05/14/2046	180	179
3.600%, 05/14/2025	90	89
3.200%, 05/14/2026	385	366
2.500%, 05/14/2020	795	785
1.800%, 05/14/2018	750	749
Aetna
2.800%, 06/15/2023	1,665	1,600
2.200%, 03/15/2019	310	308
Allergan Funding SCS
4.750%, 03/15/2045	41	40
4.550%, 03/15/2035	60	59
3.800%, 03/15/2025 (D)	1,920	1,886
3.450%, 03/15/2022 (D)	270	268
Amgen
5.700%, 02/01/2019	500	512
5.150%, 11/15/2041	995	1,106
4.663%, 06/15/2051 (D)	500	516
4.400%, 05/01/2045	745	744
3.625%, 05/22/2024	100	101
2.125%, 05/01/2020	70	69
Anthem
3.650%, 12/01/2027	250	242
3.500%, 08/15/2024	500	490
3.350%, 12/01/2024	1,535	1,490
2.950%, 12/01/2022	925	900
2.500%, 11/21/2020	447	440
2.250%, 08/15/2019	1,250	1,238
AstraZeneca
2.375%, 11/16/2020	1,000	984
Baxalta
3.600%, 06/23/2022	920	917
2.000%, 06/22/2018	1,000	999
Bayer US Finance
2.375%, 10/08/2019 (C)	1,000	991
Becton Dickinson
4.685%, 12/15/2044	505	508
3.734%, 12/15/2024	162	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 06/06/2027	$ 460	$444
3.363%, 06/06/2024	550	529
3.250%, 11/12/2020	600	599
2.944%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	1,000	1,001
2.894%, 06/06/2022	575	558
2.404%, 06/05/2020	685	672
Biogen
3.625%, 09/15/2022	260	263
Boston Scientific
6.000%, 01/15/2020	400	420
Cardinal Health
3.079%, 06/15/2024	220	210
2.616%, 06/15/2022	170	164
Celgene
5.000%, 08/15/2045 (D)	1,370	1,427
4.550%, 02/20/2048	140	137
4.350%, 11/15/2047	330	314
3.875%, 08/15/2025	220	218
3.550%, 08/15/2022 (D)	300	300
3.250%, 02/20/2023	201	198
2.875%, 02/19/2021	200	199
2.750%, 02/15/2023	748	718
2.250%, 08/15/2021	260	251
Centene
6.125%, 02/15/2024	210	218
4.750%, 05/15/2022	160	162
4.750%, 01/15/2025	130	127
Cigna
3.050%, 10/15/2027	1,005	922
DaVita
5.000%, 05/01/2025	20	19
Eli Lilly
3.100%, 05/15/2027 (D)	190	185
EMD Finance
2.400%, 03/19/2020 (C)	1,045	1,034
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (C)(D)	170	182
5.625%, 07/31/2019 (C)	1,750	1,806
Gilead Sciences
4.750%, 03/01/2046	470	506
4.150%, 03/01/2047	301	295
3.700%, 04/01/2024	350	352
3.650%, 03/01/2026 (D)	310	311
3.250%, 09/01/2022	405	405
2.950%, 03/01/2027 (D)	100	95
2.550%, 09/01/2020	80	79
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	813
HCA
5.500%, 06/15/2047	60	58

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	77

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Humana
4.950%, 10/01/2044	$ 50	$53
4.800%, 03/15/2047 (D)	20	20
4.625%, 12/01/2042	130	131
3.950%, 03/15/2027	50	50
3.850%, 10/01/2024	790	793
3.150%, 12/01/2022	170	168
2.500%, 12/15/2020	1,015	995
Johnson & Johnson
4.500%, 12/05/2043 (D)	600	669
3.625%, 03/03/2037	260	259
3.500%, 01/15/2048	230	219
3.400%, 01/15/2038	265	255
2.900%, 01/15/2028	755	726
2.625%, 01/15/2025	215	207
Kaiser Foundation Hospitals
3.150%, 05/01/2027	2,500	2,420
Medtronic
3.625%, 03/15/2024	465	470
3.500%, 03/15/2025	840	840
Medtronic Global Holdings SCA
3.350%, 04/01/2027 (D)	330	326
Merck
2.750%, 02/10/2025	230	222
Pfizer
4.000%, 12/15/2036	410	425
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	1,200	1,133
RWJ Barnabas Health
3.949%, 07/01/2046	1,030	1,003
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026	325	303
1.900%, 09/23/2019	1,200	1,180
Stryker
3.650%, 03/07/2028	835	838
Tenet Healthcare
8.125%, 04/01/2022 (D)	60	63
Teva Pharmaceutical Finance
3.650%, 11/10/2021 (D)	180	169
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	120	106
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026 (D)	40	32
2.800%, 07/21/2023	50	43
2.200%, 07/21/2021	670	603
1.700%, 07/19/2019	130	126
Thermo Fisher Scientific
3.200%, 08/15/2027	550	521
2.950%, 09/19/2026	295	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UnitedHealth Group
5.800%, 03/15/2036 (D)	$ 280	$343
4.750%, 07/15/2045 (D)	950	1,046
3.875%, 10/15/2020	530	541
2.875%, 12/15/2021	760	753
2.700%, 07/15/2020	270	269
Valeant Pharmaceuticals International
9.250%, 04/01/2026 (C)	80	80
7.500%, 07/15/2021 (C)	1,040	1,044
7.000%, 03/15/2024 (C)	200	209
6.500%, 03/15/2022 (C)	70	72
5.875%, 05/15/2023 (C)(D)	90	79
Wyeth LLC
5.950%, 04/01/2037 (D)	340	434
		61,957

Industrials — 1.7%
ABB Finance USA
4.375%, 05/08/2042	80	84
AerCap Ireland Capital DAC
5.000%, 10/01/2021	150	156
4.625%, 07/01/2022 (D)	210	215
3.750%, 05/15/2019	520	523
3.500%, 01/15/2025	715	690
Air Lease
4.750%, 03/01/2020	1,010	1,038
3.625%, 04/01/2027	450	429
3.625%, 12/01/2027	315	299
BAE Systems
4.750%, 10/11/2021 (C)	1,350	1,415
Beacon Escrow
4.875%, 11/01/2025 (C)(D)	100	95
Boeing
3.625%, 03/01/2048	135	130
3.550%, 03/01/2038	165	160
3.250%, 03/01/2028	310	307
Burlington Northern Santa Fe
4.050%, 06/15/2048	510	515
Caterpillar Financial Services MTN
2.750%, 08/20/2021	620	614
Catholic Health Initiatives
4.350%, 11/01/2042	80	75
Cintas No. 2
3.700%, 04/01/2027	260	260
2.900%, 04/01/2022	230	226
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
7.256%, 03/15/2020	739	763
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,222	1,308

78	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DAE Funding
5.000%, 08/01/2024 (C)	$ 90	$85
4.500%, 08/01/2022 (C)(D)	100	95
Delta Air Lines Pass-Through Trust, Ser 2007- 1, Cl A
6.821%, 08/10/2022 (D)	354	392
Eaton
4.150%, 11/02/2042 (D)	440	436
2.750%, 11/02/2022	450	440
FedEx
4.550%, 04/01/2046	335	338
4.400%, 01/15/2047	123	121
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (D)	227	222
2.342%, 11/15/2020	530	518
General Electric
4.500%, 03/11/2044 (D)	220	217
General Electric MTN
6.875%, 01/10/2039	821	1,063
6.150%, 08/07/2037	50	59
5.875%, 01/14/2038	312	364
5.500%, 01/08/2020	40	42
5.300%, 02/11/2021	184	193
4.375%, 09/16/2020 (D)	30	31
2.319%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	1,550	1,318
Harris
5.054%, 04/27/2045 (D)	190	210
International Lease Finance
8.625%, 01/15/2022	10	12
John Deere Capital MTN
2.800%, 09/08/2027	242	228
2.650%, 06/24/2024	495	475
L3 Technologies
5.200%, 10/15/2019	1,200	1,237
Lockheed Martin
4.500%, 05/15/2036	90	95
3.550%, 01/15/2026 (D)	530	526
3.350%, 09/15/2021	920	926
3.100%, 01/15/2023	50	50
Mexico City Airport Trust
5.500%, 07/31/2047 (C)	335	306
Northrop Grumman
4.030%, 10/15/2047	715	686
3.250%, 08/01/2023	1,415	1,406
3.250%, 01/15/2028	2,579	2,462
3.200%, 02/01/2027	690	664
2.930%, 01/15/2025	210	201
2.550%, 10/15/2022	676	655
2.080%, 10/15/2020	680	665

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	$ 140	$136
5.250%, 08/15/2022 (C)	80	78
Penske Truck Leasing LP
3.950%, 03/10/2025 (C)	527	528
3.400%, 11/15/2026 (C)	189	180
Raytheon
3.125%, 10/15/2020	430	433
Republic Services
3.800%, 05/15/2018	1,254	1,255
Reynolds Group Issuer
5.125%, 07/15/2023 (C)	170	172
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	825	817
2.200%, 03/16/2020 (C)	695	687
2.000%, 09/15/2023 (C)	1,030	963
Union Pacific
3.000%, 04/15/2027	435	419
United Business Media
5.750%, 11/03/2020 (C)	490	503
United Parcel Service
3.050%, 11/15/2027 (D)	100	96
2.500%, 04/01/2023	140	136
United Rentals North America
5.500%, 07/15/2025	240	246
4.875%, 01/15/2028	70	67
United Technologies
4.500%, 06/01/2042	200	203
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	714	736
Valmont Industries
5.250%, 10/01/2054	295	295
Waste Management
7.375%, 05/15/2029	330	417
3.500%, 05/15/2024	280	281
3.150%, 11/15/2027	1,010	962
		35,650

Information Technology — 1.1%
Alibaba Group Holding
4.400%, 12/06/2057	371	354
3.400%, 12/06/2027	491	466
Analog Devices
3.125%, 12/05/2023	157	154
2.500%, 12/05/2021	435	423
Apple
4.375%, 05/13/2045	600	633
3.850%, 05/04/2043	640	631
3.750%, 11/13/2047	313	302
3.200%, 05/11/2027	580	567
2.850%, 05/11/2024	385	375

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	79

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.700%, 05/13/2022	$140	$139
2.450%, 08/04/2026	680	630
2.000%, 11/13/2020	310	305
Broadcom
3.875%, 01/15/2027 (D)	30	29
3.500%, 01/15/2028	485	456
3.125%, 01/15/2025 (D)	260	246
2.375%, 01/15/2020	1,100	1,084
CommScope Technologies
5.000%, 03/15/2027 (C)(D)	130	124
Dell International
8.350%, 07/15/2046 (C)	149	189
6.020%, 06/15/2026 (C)	100	108
4.420%, 06/15/2021 (C)(D)	1,160	1,190
3.480%, 06/01/2019 (C)(D)	2,510	2,521
Hewlett Packard Enterprise
6.350%, 10/15/2045	310	331
Intel
3.734%, 12/08/2047 (C)	130	127
3.700%, 07/29/2025	140	143
Microsoft
4.100%, 02/06/2037	632	670
3.950%, 08/08/2056	100	99
3.750%, 02/12/2045	130	129
3.500%, 02/12/2035	685	677
3.450%, 08/08/2036	20	20
3.300%, 02/06/2027 (D)	1,000	993
2.875%, 02/06/2024 (D)	640	629
2.700%, 02/12/2025	160	154
2.400%, 08/08/2026 (D)	1,420	1,321
2.000%, 08/08/2023	510	484
Nokia
4.375%, 06/12/2027	120	113
3.375%, 06/12/2022	575	554
Oracle
4.000%, 11/15/2047	414	408
3.900%, 05/15/2035	1,195	1,195
3.800%, 11/15/2037	474	469
3.250%, 11/15/2027	420	410
2.950%, 11/15/2024	461	448
2.625%, 02/15/2023	697	681
TSMC Global
1.625%, 04/03/2018 (C)	875	875
Visa
4.300%, 12/14/2045	570	611
3.650%, 09/15/2047	395	384
3.150%, 12/14/2025	1,050	1,030
2.800%, 12/14/2022	70	69
		23,950

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Materials — 0.8%
Air Liquide Finance
2.250%, 09/27/2023 (C)	$325	$308
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (C)	270	289
Amcor Finance USA
3.625%, 04/28/2026 (C)	1,050	1,012
Anglo American Capital
4.750%, 04/10/2027 (C)	210	212
4.000%, 09/11/2027 (C)	200	192
3.750%, 04/10/2022 (C)	280	279
3.625%, 09/11/2024 (C)	200	193
ArcelorMittal
7.250%, 10/15/2039	120	142
6.500%, 02/25/2022 (D)	120	130
Barrick
5.250%, 04/01/2042	70	76
Barrick North America Finance
5.750%, 05/01/2043	120	140
5.700%, 05/30/2041	660	751
4.400%, 05/30/2021	303	313
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (C)(D)	620	696
5.000%, 09/30/2043	260	300
2.875%, 02/24/2022	35	35
CF Industries
4.500%, 12/01/2026 (C)	422	428
3.400%, 12/01/2021 (C)	621	613
Dow Chemical
3.000%, 11/15/2022	1,265	1,242
Eastman Chemical
2.700%, 01/15/2020	270	269
Ecolab
4.350%, 12/08/2021	179	187
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (C)	410	407
Freeport-McMoRan
6.875%, 02/15/2023 (D)	50	54
5.450%, 03/15/2043	195	179
4.000%, 11/14/2021 (D)	360	358
Glencore Funding
4.125%, 05/30/2023 (C)(D)	60	60
4.000%, 03/27/2027 (C)(D)	990	956
2.875%, 04/16/2020 (C)	90	89
International Paper
5.150%, 05/15/2046	470	496
LyondellBasell Industries
5.750%, 04/15/2024	200	220
OCP
4.500%, 10/22/2025 (C)	1,650	1,625

80	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Potash Corp of Saskatchewan
4.875%, 03/30/2020 (D)	$280	$289
Reynolds Group
6.875%, 02/15/2021	62	63
Sherwin-Williams
4.500%, 06/01/2047	185	184
3.450%, 06/01/2027	194	185
2.750%, 06/01/2022	515	502
Southern Copper
5.250%, 11/08/2042 (D)	900	941
Vale Overseas
6.875%, 11/21/2036	1,510	1,776
6.250%, 08/10/2026 (D)	325	364
Vulcan Materials
4.500%, 06/15/2047	225	213
Westlake Chemical
4.875%, 05/15/2023	140	144
WestRock RKT
4.000%, 03/01/2023 (D)	70	72
3.500%, 03/01/2020	320	322
		17,306

Real Estate — 1.1%
Alexandria Real Estate Equities
2.750%, 01/15/2020	2,000	1,991
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,050	1,050
American Tower
3.600%, 01/15/2028	606	575
3.000%, 06/15/2023	675	652
ARC Properties Operating Partnership
3.000%, 02/06/2019	1,000	1,000
Boston Properties
3.800%, 02/01/2024	1,250	1,258
3.200%, 01/15/2025	544	525
Brandywine Operating Partnership
3.950%, 02/15/2023	112	113
3.950%, 11/15/2027	372	361
Crown Castle International
3.200%, 09/01/2024	1,000	959
DDR
4.625%, 07/15/2022	575	596
4.250%, 02/01/2026 (D)	145	144
GLP Capital
5.375%, 04/15/2026	80	81
HCP
4.200%, 03/01/2024	765	772
3.150%, 08/01/2022	1,000	986
Healthcare Realty Trust
3.750%, 04/15/2023	1,000	1,002

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Highwoods Properties
7.500%, 04/15/2018	$1,142	$1,144
Life Storage
3.875%, 12/15/2027	915	881
Mid-America Apartments
4.300%, 10/15/2023	215	223
4.000%, 11/15/2025	265	266
3.750%, 06/15/2024	505	501
3.600%, 06/01/2027	205	198
Public Storage
3.094%, 09/15/2027	457	439
2.370%, 09/15/2022	569	548
Realty Income
3.875%, 04/15/2025	384	383
Regency Centers
4.125%, 03/15/2028	242	243
3.600%, 02/01/2027	209	200
SL Green Realty
7.750%, 03/15/2020	1,000	1,086
STORE Capital
4.500%, 03/15/2028	789	784
Tanger Properties
3.875%, 12/01/2023	270	268
3.750%, 12/01/2024	250	246
Ventas Realty L.P.
2.700%, 04/01/2020	1,450	1,438
Washington Prime Group
5.950%, 08/15/2024 (D)	200	191
Welltower
4.950%, 01/15/2021	820	854
4.000%, 06/01/2025 (D)	625	624
		22,582

Telecommunication Services — 1.5%
Altice France
7.375%, 05/01/2026 (C)	820	781
America Movil
5.000%, 03/30/2020	750	774
AT&T
6.000%, 08/15/2040	845	954
5.450%, 03/01/2047	510	541
5.300%, 08/14/2058	180	181
5.250%, 03/01/2037	2,223	2,352
5.150%, 02/14/2050	203	205
4.900%, 08/14/2037 (D)	447	450
4.800%, 06/15/2044	1,550	1,513
4.500%, 03/09/2048 (D)	2,498	2,322
4.450%, 04/01/2024	272	281
4.350%, 06/15/2045	240	219
3.950%, 01/15/2025	300	300
3.900%, 08/14/2027	940	946
3.400%, 05/15/2025	3,190	3,074

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	81

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bharti Airtel
4.375%, 06/10/2025 (C)(D)	$540	$523
Sprint
7.875%, 09/15/2023	340	347
7.625%, 02/15/2025 (D)	310	305
7.250%, 09/15/2021	40	41
Sprint Capital
8.750%, 03/15/2032	300	314
Sprint Spectrum
4.738%, 03/20/2025 (C)	1,535	1,541
3.360%, 09/20/2021 (C)	963	956
Telefonica Emisiones SAU
5.877%, 07/15/2019	90	93
5.213%, 03/08/2047 (D)	300	319
5.134%, 04/27/2020	300	312
4.665%, 03/06/2038	219	221
4.103%, 03/08/2027	290	290
Verizon Communications
5.500%, 03/16/2047 (D)	472	523
5.250%, 03/16/2037	1,100	1,186
4.862%, 08/21/2046 (D)	655	661
4.600%, 04/01/2021	340	354
4.522%, 09/15/2048	415	400
4.500%, 08/10/2033	1,005	1,017
4.400%, 11/01/2034	2,400	2,370
4.272%, 01/15/2036	1,195	1,144
4.125%, 03/16/2027	1,430	1,448
4.125%, 08/15/2046	793	714
3.850%, 11/01/2042	130	115
3.500%, 11/01/2024	120	119
2.946%, 03/15/2022	90	89
2.625%, 08/15/2026 (D)	910	831
West
4.750%, 07/15/2021 (C)(D)	20	20
		31,146

Utilities — 2.2%
AEP Transmission
3.100%, 12/01/2026 (D)	1,700	1,640
AES
4.875%, 05/15/2023	470	478
Alabama Power
3.700%, 12/01/2047	1,052	1,009
Appalachian Power
3.300%, 06/01/2027	325	315
Baltimore Gas & Electric
3.750%, 08/15/2047	199	192
Berkshire Hathaway Energy
3.250%, 04/15/2028 (C)	234	226
Brooklyn Union Gas
4.273%, 03/15/2048 (C)	300	311

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Commonwealth Edison
4.000%, 03/01/2048	$201	$202
3.750%, 08/15/2047	131	125
2.950%, 08/15/2027	150	144
Connecticut Light & Power
4.000%, 04/01/2048	324	331
Consolidated Edison of New York
4.450%, 03/15/2044	810	861
Dominion Energy
2.556%, VAR ICE LIBOR USD 3 Month+0.550%, 06/01/2019 (C)	1,000	1,003
2.000%, 08/15/2021	295	282
1.600%, 08/15/2019	395	388
DTE Energy
1.500%, 10/01/2019	490	479
Duke Energy
3.950%, 08/15/2047 (D)	130	122
3.150%, 08/15/2027	98	92
1.800%, 09/01/2021	455	433
Duke Energy Carolinas
4.250%, 12/15/2041	600	624
4.000%, 09/30/2042	1,000	1,007
2.500%, 03/15/2023	330	321
Duke Energy Florida
3.850%, 11/15/2042	165	162
3.200%, 01/15/2027	635	620
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	1,450	1,551
3.616%, 08/01/2027 (C)	570	548
Electricite de France
6.000%, 01/22/2114 (C)	375	401
Emera US Finance
2.150%, 06/15/2019	2,049	2,024
Entergy Louisiana
4.000%, 03/15/2033	389	397
Entergy Texas
7.125%, 02/01/2019	1,500	1,549
Eversource Energy
2.900%, 10/01/2024	995	955
Exelon
5.625%, 06/15/2035	760	907
FirstEnergy
3.900%, 07/15/2027	782	768
FirstEnergy, Ser C
7.375%, 11/15/2031	2,965	3,900
Florida Power & Light
3.950%, 03/01/2048	374	381
Georgia Power
4.300%, 03/15/2042	100	101
Indiana Michigan Power
4.550%, 03/15/2046	210	223

82	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
IPALCO Enterprises
3.700%, 09/01/2024	$ 499	$489
ITC Holdings
4.050%, 07/01/2023	750	767
3.350%, 11/15/2027 (C)	284	271
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,097
KeySpan Gas East
2.742%, 08/15/2026 (C)	675	632
Majapahit Holding BV
7.750%, 01/20/2020	420	451
Metropolitan Edison
3.500%, 03/15/2023 (C)	2,425	2,431
MidAmerican Energy
4.800%, 09/15/2043	510	579
4.250%, 05/01/2046	500	527
Mississippi Power
2.942%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/2020	1,600	1,601
NiSource
6.800%, 01/15/2019	347	358
Northern States Power
3.600%, 09/15/2047	266	254
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,092
4.550%, 12/01/2041	690	755
Pacific Gas & Electric
6.050%, 03/01/2034 (D)	340	405
5.800%, 03/01/2037 (D)	710	817
4.450%, 04/15/2042	200	199
3.950%, 12/01/2047 (C)(D)	146	135
3.300%, 12/01/2027 (C)(D)	488	462
PECO Energy
4.150%, 10/01/2044	625	658
3.150%, 10/15/2025	525	517
Public Service of New Hampshire
3.500%, 11/01/2023	310	313
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,273
Sempra Energy
4.000%, 02/01/2048	459	428
2.900%, 02/01/2023	510	499
South Carolina Electric & Gas
5.100%, 06/01/2065	72	77
Southern
3.250%, 07/01/2026	139	132
2.150%, 09/01/2019	615	607
Southern California Edison
4.125%, 03/01/2048	150	153
Southern Gas Capital
2.450%, 10/01/2023	300	285

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southwestern Electric Power
3.900%, 04/01/2045	$ 140	$134
3.850%, 02/01/2048	255	242
2.750%, 10/01/2026	99	93
Southwestern Public Service
3.700%, 08/15/2047	298	286
Virginia Electric & Power
4.650%, 08/15/2043	405	441
2.750%, 03/15/2023	500	490

		47,022

Total Corporate Obligations (Cost $626,060) ($ Thousands)		629,202

ASSET-BACKED SECURITIES — 8.5%

Automotive — 0.7%

Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	107	107
Ally Auto Receivables Trust, Ser 2015-1, Cl A4
1.750%, 05/15/2020	267	266
Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/2020	219	218
Ally Auto Receivables Trust, Ser 2018-1, Cl A4
2.530%, 02/15/2023	249	247
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (C)	648	643
Avis Budget Rental Car Funding AESOP, Ser 2016-2A, Cl A
2.720%, 11/20/2022 (C)	303	297
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	381	378
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A4
2.130%, 05/20/2020	29	29
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	431	429
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	325	323
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/20/2021	268	265
Capital Auto Receivables Asset Trust, Ser 2018-1, Cl A4
2.930%, 06/20/2022 (C)	673	673
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	1,055	1,051

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	83

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	$ 965	$953
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	285	284
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	832	825
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	937	930
Hertz Vehicle Financing II, Ser 2015-1A, Cl C
4.350%, 03/25/2021 (C)	650	650
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	1,030	1,016
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	375	371
Hertz Vehicle Financing II, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	716	710
Hertz Vehicle Financing II, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	233	232
Hertz Vehicle Financing II, Ser 2016-4A, Cl A
2.650%, 07/25/2022 (C)	698	682
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	576	571
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	1,046	1,033
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	1,680	1,669
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	42	42
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4
1.680%, 12/15/2020	219	218
		15,112

Credit Cards — 0.3%

American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	645	639
Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
2.152%, VAR LIBOR USD 1 Month+0.330%, 01/21/2025	1,582	1,582
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/2023	304	302
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	198	194

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl A
1.580%, 09/15/2022	$1,243	$1,224
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024	46	45
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	1,297	1,259
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	502	494
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	733	722
World Financial Network Credit Card Master Trust, Ser 2017-C, Cl A
2.310%, 08/15/2024	1,211	1,189
		7,650

Mortgage Related Securities — 0.8%

Centex Home Equity, Ser 2006-A, Cl AV4
2.122%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	2,754	2,743
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.476%, 03/25/2037	1,970	2,059
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl M1
5.476%, 03/25/2037	1,430	1,470
Citigroup Mortgage Loan Trust, Ser 2006- HE2, Cl A2D
2.112%, VAR ICE LIBOR USD 1 Month+0.240%, 08/25/2036	4,003	3,965
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
2.152%, VAR ICE LIBOR USD 1 Month+0.280%, 05/25/2037	5,500	4,584
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
2.607%, VAR ICE LIBOR USD 1 Month+0.735%, 07/25/2035	1,380	1,382
		16,203

Other Asset-Backed Securities — 6.7%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.972%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (C)	2,079	2,078
Ally Master Owner Trust, Ser 2017-1, Cl A
2.177%, VAR LIBOR USD 1 Month+0.400%, 02/15/2021	328	328

84	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Babson CLO, Ser 2017-IA, Cl AR
2.545%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	$675	$675
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(C)	1,132	1,117
Brazos Higher Education Authority, Ser 2010- 1, Cl A2
3.144%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	2,200	2,247
Brazos Higher Education Authority, Ser 2011- 2, Cl A3
2.745%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	1,750	1,768
CIT Education Loan Trust, Ser 2007-1, Cl A
2.376%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,071	1,014
College Ave Student Loans, Ser 2017-A, Cl A1
3.522%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	482	493
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	1,510	1,515
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
2.672%, VAR ICE LIBOR USD 1 Month+0.800%, 10/25/2047	2,257	2,234
CSMC Trust, Ser 2017-RPL1, Cl M2
3.097%, 07/25/2057 (A)(C)	1,760	1,452
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
2.077%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	150	144
Eaton Vance CLO, Ser 2014-1A, Cl AR
2.922%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (C)	900	900
Educational Funding of the South, Ser 2011- 1, Cl A2
2.395%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	1,040	1,043
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
2.607%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	1,376	1,381
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	804	787
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
4.944%, 02/20/2032	50	50
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
5.088%, 03/13/2032	200	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2003-SEA, Cl A1
2.272%, VAR ICE LIBOR USD 1 Month+0.400%, 02/25/2033	$997	$981
GSAMP Trust, Ser 2006-HE3, Cl A2D
2.122%, VAR ICE LIBOR USD 1 Month+0.250%, 05/25/2046	3,300	3,073
Higher Education Funding, Ser 2014-1, Cl A
2.994%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	1,500	1,514
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
2.052%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	284	283
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	800	810
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,079	1,066
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	174	176
Magnetite VII, Ser 2018-7A, Cl A1R2
2.620%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (C)	1,000	998
Magnetite XI, Ser 2017-11A, Cl A1R
2.854%, VAR ICE LIBOR USD 3 Month+1.120%, 01/18/2027 (C)	1,730	1,730
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,897	1,964
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
9.578%, 02/26/2029 (A)(C)	930	1,015
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
2.722%, VAR ICE LIBOR USD 1 Month+0.850%, 03/25/2038	3,819	2,616
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.377%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	646	667
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
2.477%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	292	293
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	408	409
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	1,255	1,275
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.927%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	369	387

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	85

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
2.677%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (C)	$651	$658
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	221	220
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.382%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	3,867	3,856
Navient Student Loan Trust, Ser 2014-2, Cl A
2.512%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	2,348	2,339
Navient Student Loan Trust, Ser 2014-3, Cl A
2.492%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,374	2,365
Navient Student Loan Trust, Ser 2014-4, Cl A
2.492%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	1,744	1,736
Navient Student Loan Trust, Ser 2015-1, Cl A2
2.472%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	132	132
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.572%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	2,099	2,106
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.722%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	318	321
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.922%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (C)	828	839
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.922%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	2,280	2,332
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.672%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	1,464	1,473
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.925%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	598	591
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.905%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	506	505
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.855%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	1,809	1,782
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.308%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	591	582

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.778%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	$1,313	$1,293
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.838%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	393	387
Nelnet Student Loan Trust, Ser 2006-2, Cl A6
1.865%, VAR ICE LIBOR USD 3 Month+0.120%, 04/25/2031	1,337	1,347
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
2.421%, VAR ICE LIBOR USD 1 Month+0.800%, 04/25/2046 (C)	202	204
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
2.321%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	1,778	1,790
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
2.221%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (C)	1,344	1,350
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.822%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	1,655	1,669
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
2.472%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (C)	2,051	2,044
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.421%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	653	660
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.642%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	1,035	1,034
Nelnet Student Loan Trust, Ser 2017-3A, Cl A
2.722%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2066 (C)	681	685
North Carolina State, Education Assistance Authority, Ser 2011-2, Cl A2
2.545%, VAR ICE LIBOR USD 3 Month+0.800%, 07/25/2025	481	483
Origen Manufactured Housing, Ser 2006-A, Cl A2
3.535%, 10/15/2037 (A)	1,936	1,805
PFCA Home Equity Investment Trust, Ser 2004-GP2, Cl A
4.369%, 08/25/2035 (A)(C)	1,596	1,552
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	91	95
RAMP Trust, Ser 2006-RZ3, Cl M1
2.222%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	6,530	6,374
SBA Small Business Investment, Ser 2018- 10A, Cl 1
3.187%, 03/10/2028	380	382

86	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Scholar Funding Trust, Ser 2011-A, Cl A
2.660%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (C)	$620	$613
SLC Student Loan Trust, Ser 2006-2, Cl A6
2.285%, VAR ICE LIBOR USD 3 Month+0.160%, 09/15/2039	370	357
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
2.435%, VAR ICE LIBOR USD 3 Month+0.310%, 12/15/2038	1,560	1,472
SLM Student Loan Trust, Ser 2003-1, Cl A5C
2.875%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	439	438
SLM Student Loan Trust, Ser 2004-10, Cl A7A
2.495%, VAR ICE LIBOR USD 3 Month+0.750%, 10/25/2029 (C)	1,078	1,077
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.945%, VAR ICE LIBOR USD 3 Month+1.200%, 07/27/2026	32	32
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.865%, VAR ICE LIBOR USD 3 Month+0.150%, 10/25/2029	878	873
SLM Student Loan Trust, Ser 2006-1, Cl A5
1.855%, VAR ICE LIBOR USD 3 Month+0.110%, 07/26/2021	985	971
SLM Student Loan Trust, Ser 2006-10, Cl A6
1.895%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	5,880	5,667
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.915%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	1,900	1,851
SLM Student Loan Trust, Ser 2006-3, Cl A5
1.845%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	941	931
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.905%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	1,900	1,847
SLM Student Loan Trust, Ser 2007-1, Cl A6
1.885%, VAR ICE LIBOR USD 3 Month+0.140%, 01/27/2042	439	424
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.805%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	3,211	3,124
SLM Student Loan Trust, Ser 2008-2, Cl B
2.945%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	525	509
SLM Student Loan Trust, Ser 2008-3, Cl B
2.945%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	525	515
SLM Student Loan Trust, Ser 2008-4, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	525	538

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.445%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	$1,115	$1,144
SLM Student Loan Trust, Ser 2008-5, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	525	544
SLM Student Loan Trust, Ser 2008-6, Cl A4
2.845%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	399	402
SLM Student Loan Trust, Ser 2008-6, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	525	540
SLM Student Loan Trust, Ser 2008-7, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	525	539
SLM Student Loan Trust, Ser 2008-8, Cl B
3.995%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	525	555
SLM Student Loan Trust, Ser 2008-9, Cl B
3.995%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	525	554
SLM Student Loan Trust, Ser 2010-1, Cl A
2.272%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	377	371
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.822%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	1,626	1,634
SLM Student Loan Trust, Ser 2012-2, Cl A
2.572%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	787	785
SLM Student Loan Trust, Ser 2012-6, Cl A3
2.622%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	329	327
SLM Student Loan Trust, Ser 2013-4, Cl A
2.422%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	260	260
SLM Student Loan Trust, Ser 2013-B, Cl A2B
2.877%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (C)	95	96
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	520	506
SLM Student Loan Trust, Ser 2018-9, Cl A7A
2.341%, VAR ICE LIBOR USD 3 Month+0.600%, 01/25/2041	264	264
SMB Private Education Loan Trust, Ser 2015- A, Cl A2A
2.490%, 06/15/2027 (C)	241	238
SMB Private Education Loan Trust, Ser 2015- A, Cl A2B
2.777%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	715	721

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	87

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (C)	$ 287	$286
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
2.977%, VAR ICE LIBOR USD 1 Month+1.200%, 07/15/2027 (C)	896	905
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (C)	437	434
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
3.177%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	295	299
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	1,789	1,762
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
3.277%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	1,005	1,035
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	868	846
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
3.227%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	1,568	1,611
SMB Private Education Loan Trust, Ser 2016-C, Cl A2A
2.340%, 09/15/2034 (C)	1,135	1,101
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
2.877%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	1,131	1,150
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
2.677%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	2,678	2,711
SMB Private Education Loan Trust, Ser 2017-B, Cl A2B
2.527%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	809	813
SMB Private Education Loan Trust, Ser 2018-A, Cl A2A
3.500%, 02/15/2036 (C)	1,689	1,689
SMB Private Education Loan Trust, Ser 2018-A, Cl A2B
2.380%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2036 (C)	329	329
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	459	454

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program, Ser 2016-D, Cl A1
2.822%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	$ 124	$126
SoFi Professional Loan Program, Ser 2016-E, Cl A1
2.722%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	303	306
SoFi Professional Loan Program, Ser 2017-A, Cl A1
2.572%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	289	292
SoFi Professional Loan Program, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (C)	399	394
SoFi Professional Loan Program, Ser 2017-C, Cl A2B
2.630%, 07/25/2040 (C)	585	574
SoFi Professional Loan Program, Ser 2017-E, Cl A1
2.372%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	275	275
SoFi Professional Loan Program, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	1,002	985
SoFi Professional Loan Program, Ser 2017-F, Cl A2FX
2.840%, 01/25/2041 (C)	724	712
SoFi Professional Loan Program, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	927	916
SoFi Professional Loan Program, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	875	879
United States Small Business Administration, Ser 2017-20G, Cl 1
2.980%, 07/01/2037	303	299
Upstart Securitization Trust, Ser 2017-1, Cl A
2.639%, 06/20/2024 (C)	761	759
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	815	808
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	290	287
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)	800	792
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)	830	818
Verizon Owner Trust, Ser 2018-1A, Cl A1A
2.820%, 09/20/2022 (C)	472	472
Voya CLO, Ser 2016-1A, Cl A1R
3.064%, VAR ICE LIBOR USD 3 Month+1.330%, 04/18/2026 (C)	680	680

88	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl A4
2.122%, VAR ICE LIBOR USD 1 Month+0.250%, 07/25/2036	$ 1,781	$1,776
		141,968
Total Asset-Backed Securities (Cost $176,012) ($ Thousands)		180,933

SOVEREIGN DEBT (B) — 2.1%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (C)	410	384
2.500%, 10/11/2022 (C)	760	732
Argentine Bonos del Tesoro
18.200%, 10/03/2021	ARS 19,870	988
Argentine Republic Government International Bond
7.625%, 04/22/2046	$180	179
7.500%, 04/22/2026	280	299
7.125%, 07/06/2036	220	211
6.875%, 01/11/2048	1,140	1,040
5.625%, 01/26/2022	1,300	1,319
4.625%, 01/11/2023	420	405
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021	BRL 10,399	3,281
10.000%, 01/01/2023	3,994	1,253
10.000%, 01/01/2027	571	177
Brazilian Government International Bond
5.625%, 01/07/2041	$ 1,120	1,099
5.000%, 01/27/2045	560	503
2.625%, 01/05/2023	200	190
Chile Government International Bond
3.240%, 02/06/2028	995	976
China Government Bond
3.390%, 05/21/2025	CNY 2,000	300
3.310%, 11/30/2025	11,500	1,711
Colombia Government International Bond
5.625%, 02/26/2044	$ 820	894
Ecuador Government International Bond
7.875%, 01/23/2028 (C)	380	366
Egypt Government International Bond
5.577%, 02/21/2023 (C)	410	416
Export-Import Bank of Korea
3.000%, 11/01/2022	781	764
2.500%, 11/01/2020	369	363
Indonesia Government International Bond MTN
5.875%, 03/13/2020	240	253
5.875%, 01/15/2024 (C)	840	923
5.250%, 01/08/2047 (C)	200	212
5.125%, 01/15/2045 (C)	200	208
4.350%, 01/11/2048 (C)	460	439

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (B) (continued)
3.850%, 07/18/2027 (C)	$ 200	$196
3.500%, 01/11/2028 (C)	610	584
2.950%, 01/11/2023 (C)	935	902
Israel Government International Bond
4.125%, 01/17/2048	530	509
Japan Bank for International Cooperation
2.250%, 02/24/2020	882	875
Japan Finance Organization for Municipalities
4.000%, 01/13/2021 (D)	1,800	1,851
Japan Treasury Discount Bill DN
-0.211%, 06/04/2018 (B)(B)(E)	JPY 940,000	8,841
Kenya Government International Bond
7.250%, 02/28/2028 (C)	$ 200	209
6.875%, 06/24/2024	200	209
Kuwait International Government Bond
3.500%, 03/20/2027 (C)	780	764
Mexico Government International Bond MTN
6.050%, 01/11/2040	1,110	1,252
5.750%, 10/12/2110	211	215
4.750%, 03/08/2044	1,330	1,293
4.600%, 02/10/2048	845	802
3.750%, 01/11/2028	349	337
3.600%, 01/30/2025 (D)	780	770
Nigeria Government International Bond
7.143%, 02/23/2030 (C)	240	249
6.500%, 11/28/2027 (C)	220	223
Peruvian Government International Bond
6.550%, 03/14/2037	100	128
5.625%, 11/18/2050	570	685
Provincia de Buenos Aires
7.875%, 06/15/2027 (C)	250	259
6.500%, 02/15/2023 (C)	300	308
Republic of Poland Government International Bond
4.000%, 01/22/2024	1,310	1,361
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030 (C)	261	296
7.500%, 03/31/2030	592	670
4.500%, 04/04/2022	400	412
Saudi Government International Bond MTN
4.625%, 10/04/2047 (C)	230	219
2.875%, 03/04/2023 (C)	505	486

Total Sovereign Debt (Cost $44,929) ($ Thousands)		44,790

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	89

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 1.9%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-3 Loan, 1st Lien
4.552%, VAR LIBOR+2.250%, 02/16/2024	$ 94	$94
4.127%, VAR LIBOR+2.250%, 02/16/2024	700	700
Air Medical Group Holdings, Inc., Term Loan, 1st Lien
4.936%, VAR LIBOR+3.250%, 04/28/2022	726	729
Albertson’s LLC, Term Loan B4, 1st Lien
4.627%, VAR LIBOR+2.750%, 08/25/2021	327	323
Albertson’s LLC, Term Loan B4, 1st Lien, Ser 2017-1
4.956%, VAR LIBOR+3.000%, 06/22/2023	233	230
American Airlines, Inc., 2017 Replacement Term Loan, 1st Lien
3.875%, VAR LIBOR+2.000%, 06/27/2020	694	695
American Airlines, Inc., Term Loan B, 1st Lien
3.777%, 12/14/2023	69	69
American Axle & Manufacturing Inc., 1st Lien
4.130%, 04/06/2024	374	376
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
4.130%, 04/06/2024	378	379
American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan, 1st Lien
4.377%, VAR LIBOR+2.500%, 10/31/2023	763	764
Aramark Intermediate HoldCo, Cov-Lite, Term Loan B1, 1st Lien
3.877%, 03/11/2025	850	855
Aristocrat (Video Gaming Tech), Term Loan B, Cov-Lite, 1st Lien
3.745%, 10/19/2024	70	70
Aristocrat Leisure Limited, Term Loan B-2, 1st Lien
3.745%, VAR LIBOR+2.000%, 10/20/2021	71	71
Avolon Borrower 1 (US) LLC, Initial Term Loan B-2, 1st Lien
4.072%, VAR LIBOR+2.750%, 03/21/2022	1,006	1,006
Beacon Roofing Supply, Cov-Lite, Term Loan B, 1st Lien
3.936%, 01/02/2025	780	783
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
3.877%, 10/01/2022	558	561

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
3.740%, 10/01/2022	$292	$293
Berry Global, Inc., Term Loan R, 1st Lien
3.740%, 01/19/2024	67	68
Boyd Gaming Corporation, Refinancing Term Loan B, 1st Lien
4.236%, VAR LIBOR+2.500%, 09/15/2023	277	278
Caesars Resort Collection LLC, Cov-Lite, Term Loan, 1st Lien
4.627%, 12/23/2024	784	789
Catalent Pharma, Term Loan, 1st Lien
3.492%, 05/20/2024	591	594
CBS Radio Inc., Term Loan B, 1st Lien
4.623%, 11/18/2024	90	90
CenturyLink, Cov-Lite, Term Loan B, 1st Lien
4.627%, VAR Ticking Fee+2.750%, 01/31/2025	665	653
Change Healthcare Holdings, (fka Emdeon), Closing Date Term Loan, 1st Lien
4.627%, 03/01/2024	1,242	1,245
Charter Communications Operating, LLC (aka CCO Safari LLC), Term Loan B, 1st Lien
3.880%, VAR LIBOR+2.000%, 04/30/2025	903	906
CityCenter Holdings, LLC , Term Loan B, 1st Lien
4.377%, VAR LIBOR+2.500%, 04/18/2024	68	68
CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan, 2nd Lien
4.036%, VAR LIBOR+2.250%, 07/17/2025	131	130
Dell International L.L.C. (EMC Corporation), Replacement Term Loan A-2, 1st Lien
3.630%, 09/07/2021	565	565
Dell International LLC, Cov-Lite, Term Loan B, 1st Lien
3.880%, 09/07/2023	439	439
Delos Finance, 1st Lien
4.052%, 10/06/2023	1,000	1,004
First Data Corporation, New Dollar Term Loan, 1st Lien, Ser 2022-D
4.122%, VAR LIBOR+2.250%, 07/08/2022	916	917
First Data Corporation, New Dollar Term Loan, 1st Lien, Ser 2024-A
4.122%, VAR LIBOR+2.250%, 04/26/2024	1,009	1,010
Flying Fortress, LLC, Term Loan B, 1st Lien
0.000%, 10/30/2022 (F)	560	562

90	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Golden Nugget, Cov-Lite, Term Loan B, 1st Lien
5.039%, 10/04/2023	$ 470	$474
4.900%, 10/04/2023	290	293
HCA, Inc., 1st Lien
2.000%, 03/07/2025	620	625
Hilton Worldwide Finance LLC, Term Loan B-2, 1st Lien
3.872%, VAR LIBOR+2.000%, 10/25/2023	846	850
Hilton Worldwide Holdings, 1st Lien
3.621%, VAR LIBOR+2.000%, 10/25/2023	—	—
Jaguar Holding Co I, Cov-Lite, Term Loan, 1st Lien
4.802%, VAR LIBOR+2.750%, 08/18/2022	681	683
4.377%, 08/18/2022	104	105
Level 3 Financing, Cov-Lite, Term Loan B, 1st Lien
4.111%, VAR LIBOR+2.250%, 02/22/2024	818	819
MA Financeco., LLC, Term Loan B-2, 1st Lien
4.377%, 11/19/2021	12	12
MGM Growth Properties, Term Loan B, 1st Lien
3.877%, VAR LIBOR+2.250%, 04/25/2023	880	882
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 01/30/2023	1,041	1,046
4.572%, VAR LIBOR+2.750%, 01/30/2023	553	555
4.490%, VAR LIBOR+2.750%, 01/30/2023	396	398
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.052%, VAR LIBOR+3.000%, 06/07/2023	861	865
Numbericable, Term Loan B, 1st Lien
4.349%, 01/31/2026	584	560
ON Semiconductor, Cov-Lite, Term Loan B, 1st Lien
3.877%, 03/31/2023	510	512
Parexel International, Term Loan B, 1st Lien
4.627%, 09/27/2024 (F)	290	290
Party City Holdings, Inc., Replacement Term Loan, 1st Lien
4.530%, 08/19/2022	525	527

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Petco Animal Supplies, Inc., Term Loan, 1st Lien
4.772%, VAR LIBOR+3.000%, 01/26/2023	$ 502	$367
PetSmart, Inc., Tranche B-2 Loan, 1st Lien
4.680%, VAR LIBOR+3.000%, 03/11/2022	675	540
Post Holdings, Inc., Series A Incremental Term Loan, 1st Lien
3.880%, VAR LIBOR+2.250%, 05/24/2024	883	885
Prime Security Services, Term Loan B, 1st Lien
4.627%, 05/02/2022	868	874
Quikrete Holdings, Inc., Initial Loan, 1st Lien
4.627%, 11/15/2023	768	771
Reynolds Group Holdings, Cov-Lite, Term Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 02/05/2023	879	883
RPI Finance Trust, Initial Term Loan B-6, 1st Lien
4.302%, VAR LIBOR+2.000%, 03/27/2023	102	102
Scientific Games International, Inc., Term Loan B-5, 1st Lien
4.744%, 08/14/2024	728	730
4.627%, 08/14/2024	318	319
Seattle SpinCo, 1st Lien 4.627%, 06/21/2024	83	82
Sinclair Television/Sinclair Broadcast, 1st Lien
0.000%, 12/12/2024 (F)	850	853
Sprint Communications, 1st Lien
4.438%, VAR LIBOR+2.500%, 02/02/2024	133	133
Trans Union LLC, Cov-Lite, Term Loan B3, 1st Lien
3.877%, VAR LIBOR+2.000%, 04/10/2023	792	794
Unitymedia Finance LLC, Cov-Lite, Term Loan D, 1st Lien
4.027%, 01/15/2026	470	469
Univision Communications, Term Loan C, 1st Lien
4.627%, VAR LIBOR+2.750%, 03/15/2024	1,658	1,630
UPC Financing Partnership, Cov-Lite, 1st Lien
4.277%, 01/15/2026	745	747
Valeant Pharmaceuticals International, Cov-Lite, Term Loan B, 1st Lien
5.240%, VAR LIBOR+4.750%, 04/01/2022	410	414

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	91

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
VICI Properties 1 LLC, Term Loan B, 1st Lien
3.854%, 12/20/2024 (F)	$ 355	$356
Virgin Media Bristol LLC, K Facility, 1st Lien
4.277%, 01/15/2026	533	536
Vistra Operations Company LLC (fka Tex Operations Company LLC), Initial Term C Loan, 1st Lien
4.377%, VAR LIBOR+2.750%, 08/04/2023	8	8
Vistra Operations Company, Initial Term Loan, 1st Lien
4.377%, 08/04/2023	42	43
Western Digital Corporation, Term B-3 Loan, 1st Lien
3.877%, 04/29/2023	241	242
XPO Logistics, Inc., Term Loan B, Cov-Lite, 1st Lien
3.920%, 02/24/2025	1,059	1,062
Ziggo, Term Loan E, 1st Lien 4.277%, 04/15/2025	171	170

Total Loan Participations (Cost $40,161) ($ Thousands)		39,822

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FHLB
2.125%, 02/11/2020	270	269
FHLB DN
1.797%, 06/15/2018 (B)	7,070	7,045
1.508%, 06/14/2018 (B)	1,530	1,525
1.477%, 05/16/2018 (B)	2,240	2,235
1.466%, 05/15/2018 (B)	1,020	1,018
1.382%, 04/27/2018 (B)	1,840	1,838
FHLMC
3.500%, 12/01/2047	196	197
3.500%, 01/01/2048	881	885
3.500%, 02/01/2048	584	587
FHLMC ARM
2.805%, VAR ICE LIBOR USD 12 Month+1.640%, 01/01/2047	536	536
2.428%, VAR ICE LIBOR USD 12 Month+1.649%, 05/01/2043	291	288
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	1,086	1,084
FHLMC CMO, Ser 2018-4782
4.500%, 11/15/2044	1,361	1,418
FICO STRIPS, PO
0.000%, 05/11/2018 (B)	1,910	1,906
0.000%, 11/02/2018 (B)	1,800	1,777
FNMA
4.500%, 05/01/2047	965	1,011

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%, 02/01/2048	$ 726	$748
4.000%, 03/01/2048	459	474
4.000%, 03/01/2048	473	488
3.500%, 11/01/2047	282	283
3.500%, 01/01/2048	2,372	2,381
3.500%, 01/01/2048	1,684	1,702
3.500%, 02/01/2048	999	1,003
3.000%, 06/01/2031	739	745
2.860%, 10/09/2019 (B)	2,815	2,715
FNMA ARM
3.013%, VAR ICE LIBOR USD 12 Month+1.602%, 02/01/2048	315	315
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,219	1,217
FNMA CMO, Ser 2018-15, Cl CA
3.000%, 03/25/2048	274	274
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	311	310
Tennessee Valley Authority
3.875%, 02/15/2021	1,510	1,568

Total U.S. Government Agency Obligations (Cost $36,935) ($ Thousands)		37,842

COMMERCIAL PAPER (B) — 1.1%
JPMorgan Securities
2.284%, 06/25/2018 (C)	5,180	5,150
MUFG Bank NY
2.314%, 06/25/2018	5,010	4,982
Natixis NY
2.314%, 06/25/2018	5,040	5,013
Royal Bank of Canada
2.303%, 06/22/2018	3,510	3,492
Standard Chartered Bank
2.343%, 06/22/2018 (C)	5,210	5,182

Total Commercial Paper (Cost $23,822) ($ Thousands)		23,819

MUNICIPAL BONDS — 0.5%
California — 0.2%
California State, GO
7.600%, 11/01/2040	300	464
6.200%, 03/01/2019	1,775	1,836
Los Angeles, Community College District, GO
6.750%, 08/01/2049	488	723

92	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Jose, Redevelopment Agency Successor Agency, Ser A-T, TA
3.176%, 08/01/2026	$1,000	$985

		4,008

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	338	501

New York — 0.2%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	680	744
New York City, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	985
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-2, RB
2.900%, 05/01/2026	1,250	1,217
New York City, Water & Sewer System, RB
5.952%, 06/15/2042	750	1,000
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	850	965

		4,911

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	207	226

Texas — 0.1%
Brazos Higher Education Authority, Ser 2006-2, RB
1.703%, 12/26/2024 (G)	152	152
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049 (D)	459	673

		825

Total Municipal Bonds (Cost $9,652) ($ Thousands)		10,471

	Shares

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 8.137%	18,975	516

Total Preferred Stock (Cost $491) ($ Thousands)		516

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATE OF DEPOSIT — 0.3%
Norinchukin Bank NY
2.280%, 06/28/2018	$5,610	$5,610

Total Certificate of Deposit (Cost $5,610) ($ Thousands)		5,610

	Shares

AFFILIATED PARTNERSHIP — 5.7%
SEI Liquidity Fund, L.P.
1.750% **†(H)	120,106,682	120,079

Total Affiliated Partnership (Cost $120,091) ($ Thousands)		120,079

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	62,946,359	62,946

Total Cash Equivalent (Cost $62,946) ($ Thousands)		62,946

	Face Amount (Thousands)

REPURCHASE AGREEMENT(I) — 0.9%
Deutsche Bank 1.790%, dated 0, to be repurchased on 04/02/2018, repurchased price $20,003,978 (collateralized by Treasury Inflation Protected Security, par value $19,922,000, 3.625%, 02/15/2020; total market value $20,410,712) (I)	20,000	20,000

Total Repurchase Agreement (Cost $20,000) ($ Thousands)		20,000

Total Investments in Securities— 116.2% (Cost $2,483,854) ($ Thousands)		$2,467,413

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(J) (Cost $254) ($ Thousands)	11,778,691	$241

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	93

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS* — 0.0%

Total Written Options(J) (Premiums Received $292) ($ Thousands)	(11,778,494)		$(239)

A list of the exchange traded option contracts held by the Fund at March 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Call Options
U.S. 10 Year Future Option*	143	$17,323	$121.50	04/21/18	$45
U.S. 10 Year Future Option*	229	27,741	121.75	04/21/18	43
U.S. 10 Year Future Option*	113	13,689	122.00	04/21/18	17
U.S. 5 Year Future Option*	206	23,579	114.50	04/21/18	58

Total Purchased Options		$82,332			$163

WRITTEN OPTIONS — 0.0%

Put Options
U.S. 10 Year Future Option*	(192)	$(23,259)	119.50	04/21/18	$(9)

Call Options
U.S. 10 Year Future Option*	(103)	$(12,477)	121.50	05/19/18	$(63)
U.S. 10 Year Future Option*	(48)	(5,815)	123.00	05/19/18	(9)
U.S. Bond Future Option*	(11)	(1,613)	150.00	05/19/18	(7)
U.S. Bond Future Option*	(140)	(20,528)	147.00	04/21/18	(127)

		(40,433)			(206)

Total Written Options		$(63,692)			$(215)

A list of the OTC option contracts held by the Fund at March 31, 2018, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Call Options
April 2018, USD Call EUR Put*	UBS	5,978,000	$7,352	$1.23	04/21/18	$46
May 2018, USD Call EUR Put*	UBS	5,800,000	7,133	1.23	05/19/18	32
Total Purchased Option			$14,485			$78

WRITTEN OPTIONS — 0.0%

Put Options
April 2018, USD Put EUR Call*	UBS	(5,978,000)	$(7,352)	1.27	04/21/18	$(5)
May 2018, USD Put EUR Call*	UBS	(5,800,000)	(7,133)	1.26	05/19/18	(19)
Total Written Option			$(14,485)			$(24)

94	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	(150)	Mar-2019	$(36,656)	$(36,529)	$127
90-Day Euro$	357	Jun-2020	86,906	86,751	(155)
90-Day Euro$	(284)	Jun-2018	(69,711)	(69,367)	344
90-Day Euro$	46	Mar-2021	11,205	11,175	(30)
90-Day Euro$	489	Dec-2019	118,903	118,845	(58)
90-Day Euro$	(359)	Sep-2018	(87,649)	(87,618)	31
90-Day Euro$	(154)	Dec-2018	(37,717)	(37,539)	178
Euro	(18)	Jun-2018	(2,794)	(2,781)	14
Euro-Bobl	(83)	Jun-2018	(13,176)	(13,398)	(92)
Euro-Bund	(232)	Jun-2018	(44,717)	(45,489)	(679)
U.S. 2-Year Treasury Note	111	Jun-2018	23,585	23,600	15
U.S. 5-Year Treasury Note	1,122	Jun-2018	127,991	128,425	434
U.S. 10-Year Treasury Note	1,271	Jun-2018	152,859	153,970	1,111
U.S. Long Treasury Bond	(575)	Jun-2018	(82,182)	(84,309)	(2,127)
U.S. Ultra Long Treasury Bond	276	Jun-2018	42,907	44,289	1,382
Ultra 10-Year U.S. Treasury Note	(94)	Jun-2018	(12,035)	(12,207)	(171)

			$177,719	$177,818	$324

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Citigroup	04/09/18 - 10/03/18	USD	3,281	ARS	68,140	$(61)

Citigroup	04/09/18	ARS	21,190	USD	1,048	—

Citigroup	04/09/18	ARS	12,880	USD	637	—

Citigroup	04/19/18	GBP	1,050	USD	1,495	21

Citigroup	04/19/18	GBP	1,110	USD	1,534	(25)

Citigroup	04/19/18	EUR	2,930	USD	3,648	40

Citigroup	04/19/18	EUR	530	USD	651	(1)

Citigroup	04/19/18	USD	4,694	INR	301,350	(77)

Citigroup	04/19/18	USD	5,814	BRL	18,940	(123)

Citigroup	04/19/18	USD	5,493	EUR	4,468	10

Citigroup	04/19/18	USD	1,687	EUR	1,350	(24)

Citigroup	04/19/18	CNH	29,200	USD	4,454	(188)

Citigroup	04/19/18	CNY	72,168	USD	11,081	(387)

Citigroup	04/19/18	JPY	660,949	USD	6,081	(142)

Deutsche Bank	05/15/18	PHP	300,620	USD	5,755	28

Goldman Sachs	04/19/18	USD	4,389	IDR	58,766,960	(118)

Goldman Sachs	06/04/18	JPY	940,000	USD	8,832	(47)

						$(1,094)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2018 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.95%	3-Month USD -LIBOR	Quarterly	11/15/2043	USD	8,946	$(117)	$20	$(137)
1.50%	6-Month EUR - EURIBOR	Monthly	08/23/2047	EUR	2,845	(16)	2	(18)
2.47%	3-Month USD - LIBOR	Quarterly	11/15/2043	USD	17,975	1,383	385	998
3-Month USD - LIBOR	2.25%	Quarterly	05/31/2022	USD	14,976	(261)	26	(287)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	95

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Core Fixed Income Fund (Concluded)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-Month USD - LIBOR	1-Day USD FEDL01	Quarterly	05/15/2023	USD	82,925	$9	$(25)	$34

						$998	$408	$590

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.29	Buy	5.00%	Quarterly	12/20/2022	9,080	$(589)	$(682)	$94
CDX.NA.IG.29	Sell	1.00%	Quarterly	12/20/2022	(37,610)	700	832	(133)

						$111	$150	$(39)

Percentages are based on Net Assets of $2,123,209 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

†	Investment in Affiliated Security (see Note 6).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $258,359 ($ Thousands), representing 12.17% of the Net Assets of the Fund.

(D)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018 was $117,339 ($ Thousands).

(E)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

(F)	Unsettled bank loan. Interest rate not available.

(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(H)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $120,079 ($ Thousands).

(I)	Tri-Party Repurchase Agreement.

(J)	Refer to table below for details on Options Contracts.

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

DN— Discount Note

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

PHP — Philippine Peso

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TA — Tax Allocation

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$661,226	$—	$661,226
U.S. Treasury Obligations	—	630,157	—	630,157
Corporate Obligations	—	629,202	—	629,202
Asset-Backed Securities	—	180,933	—	180,933
Sovereign Debt	—	44,790	—	44,790
Loan Participations	—	39,822	—	39,822
U.S. Government Agency
Obligations	—	37,842	—	37,842
Repurchase Agreement	—	20,000	—	20,000
Municipal Bonds	—	10,471	—	10,471
Certificate of Deposit	—	5,610	—	5,610
Preferred Stock	516	—	—	516
Commercial Paper	—	23,819	—	23,819
Affiliated Partnership	—	120,079	—	120,079
Cash Equivalent	62,946	—	—	62,946

Total Investments in Securities	$63,462	$2,403,951	$—	$2,467,413

96	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$241	$—	$—	$241
Written Options	(239)	—	—	(239)
Futures Contracts *
Unrealized Appreciation	3,636	—	—	3,636
Unrealized Depreciation	(3,312)	—	—	(3,312)
Forwards Contracts *
Unrealized Appreciation	—	99	—	99
Unrealized Depreciation	—	(1,193)	—	(1,193)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,032	—	1,032
Unrealized Depreciation	—	(442)	—	(442)
Credit Default Swaps *
Unrealized Appreciation	—	94	—	94
Unrealized Depreciation	—	(133)	—	(133)

Total Other Financial Instruments	$326	$(543)	$—	$(217)

* Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 137,563	$ 536,728	$ (554,203)	$ (1)	$ (8)	$ 120,079	$ 212
SEI Daily Income Trust, Government Fund, Cl F	127,390	797,222	(861,666)	—	—	62,946	318

Totals	$ 264,953	$ 1,333,950	$ (1,415,869)	$ (1)	$ (8)	$ 183,025	$ 530

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	97

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund

Sector Weightings†:

†Percentages are based on total investments. Includes investments held as collateral for securities held on loan (see Note 10).

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 34.6%
U.S. Treasury Bills
1.710%, 07/12/2018 (A)	$9,239	$9,194
1.471%, 06/14/2018 (A)	352	351
1.325%, 04/19/2018 (A)	4,408	4,405
1.253%, 04/26/2018 (A)	9,784	9,773
U.S. Treasury Bonds
3.816%, 02/15/2045 (A)	3,105	1,391
3.750%, 11/15/2043	19,275	22,016
3.000%, 05/15/2045	815	820
3.000%, 11/15/2045	810	815
3.000%, 02/15/2047	10,083	10,137
3.000%, 05/15/2047	9,350	9,396
3.000%, 02/15/2048	36,308	36,515
2.903%, 08/15/2045 (A)	2,810	1,238
2.875%, 08/15/2045	8,745	8,588
2.875%, 11/15/2046	5,932	5,818
2.750%, 08/15/2047	9,263	8,853
2.750%, 11/15/2047	15,169	14,501
2.500%, 02/15/2045	14,820	13,532
2.500%, 02/15/2046	25,605	23,304
2.500%, 05/15/2046	10,853	9,869
2.000%, 02/15/2025	28,815	27,571
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	64	71
1.000%, 02/15/2048	1,784	1,830
0.750%, 02/15/2042	241	235
0.625%, 02/15/2043	2,986	2,815
0.375%, 07/15/2027	367	358
U.S. Treasury Notes
2.750%, 02/28/2025	533	535
2.750%, 02/15/2028	12,958	12,965
2.625%, 02/28/2023 (B)	42,467	42,596
2.500%, 03/31/2023	8,137	8,112
2.375%, 03/15/2021	4,022	4,020
2.375%, 01/31/2023 (B)	39,125	38,804

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.250%, 02/15/2021	$9,927	$9,889
2.250%, 10/31/2024	9,490	9,247
2.250%, 12/31/2024	1,048	1,020
2.250%, 02/15/2027	4,249	4,084
2.250%, 08/15/2027	15,126	14,503
2.250%, 11/15/2027	23,355	22,372
2.125%, 08/15/2021	945	935
2.125%, 12/31/2022	19,039	18,672
2.000%, 01/31/2020	5,940	5,912
2.000%, 08/31/2021	11,815	11,637
2.000%, 10/31/2021	2,942	2,895
2.000%, 12/31/2021	9,794	9,621
2.000%, 10/31/2022	4,834	4,721
2.000%, 11/30/2022	591	577
2.000%, 11/15/2026	7,641	7,206
1.875%, 12/31/2019	1,436	1,426
1.875%, 06/30/2020	3,930	3,891
1.875%, 12/15/2020	4,737	4,676
1.875%, 01/31/2022	8,434	8,243
1.875%, 03/31/2022	11,495	11,220
1.875%, 04/30/2022	2,226	2,171
1.875%, 07/31/2022	14,540	14,150
1.750%, 11/30/2019	2,537	2,516
1.750%, 11/15/2020	704	693
1.750%, 12/31/2020	1,199	1,179
1.625%, 10/15/2020	2,990	2,936
1.625%, 08/31/2022	2,761	2,656
1.500%, 02/28/2019	24,400	24,265
1.500%, 10/31/2019	24,804	24,514
1.500%, 05/31/2020	2,878	2,828
1.500%, 07/15/2020	1,787	1,754
1.500%, 08/15/2020	2,237	2,194
1.500%, 08/15/2026	18,413	16,713
1.375%, 07/31/2019	9,755	9,649
1.375%, 09/30/2019	6,672	6,586
1.375%, 02/15/2020	1,712	1,683
1.375%, 05/31/2020	7,535	7,383
1.375%, 08/31/2020	1,419	1,387
1.375%, 09/30/2020	2,571	2,510
1.375%, 05/31/2021	1,460	1,413
1.250%, 04/30/2019	5,077	5,028
1.250%, 08/31/2019	722	712
1.125%, 02/28/2021	7,547	7,278
1.125%, 07/31/2021	3,894	3,730
1.125%, 08/31/2021	4,070	3,893

Total U.S. Treasury Obligations (Cost $637,087) ($ Thousands)		632,996

98	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 30.8%

Agency Mortgage-Backed Obligations — 20.1%
FHLMC
10.000%, 03/17/2026	$ 27	$27
7.500%, 01/01/2032 to 02/01/2038	284	316
6.500%, 10/01/2031 to 09/01/2038	259	291
6.000%, 03/01/2020 to 09/01/2038	325	355
5.500%, 06/01/2020 to 08/01/2037	257	267
5.000%, 03/01/2034 to 03/01/2048	2,447	2,640
4.500%, 08/01/2020 to 06/01/2047	6,482	6,825
4.000%, 10/01/2029 to 07/01/2047	8,877	9,197
3.500%, 09/01/2026 to 03/01/2048	30,528	30,757
3.000%, 03/01/2031 to 03/01/2047	15,423	15,069
FHLMC ARM
3.086%, VAR ICE LIBOR USD 12 Month+1.623%, 02/01/2045	231	232
2.999%, VAR ICE LIBOR USD 12 Month+1.636%, 11/01/2047	403	402
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	93	101
FHLMC CMO, Ser 2005-2945, Cl SA
9.096%, VAR LIBOR USD 1 Month+12.294%, 03/15/2020	–	–
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020 (A)	1	1
FHLMC CMO, Ser 2007-3281, Cl AI, IO
4.653%, VAR LIBOR USD 1 Month+6.430%, 02/15/2037	90	14
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	3	3
FHLMC CMO, Ser 2011-3804, Cl FN
2.227%, VAR LIBOR USD 1 Month+0.450%, 03/15/2039	26	26
FHLMC CMO, Ser 2011-3829, Cl ED
3.500%, 10/15/2028	29	29
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	109	109
FHLMC CMO, Ser 2011-3947, Cl SG, IO
4.173%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	423	61
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	710	67
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	913	89
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	410	66
FHLMC CMO, Ser 2013-4203, Cl PS, IO
4.473%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	347	46
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	226	209
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	528	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.714%, 02/15/2038 (C)	$ 41	$3
FHLMC CMO, Ser 2014-4335, Cl SW, IO
4.223%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	135	22
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.623%, 04/15/2041 (C)	144	6
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	367	380
FHLMC CMO, Ser 2016-353, Cl S1, IO
4.223%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	271	50
FHLMC CMO, Ser 2016-4639, Cl HZ
1.750%, 04/15/2053	1,582	1,397
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	1,755	1,820
FHLMC CMO, Ser 2017-4700, Cl QJ
4.000%, 07/15/2044	1,442	1,498
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	955	1,011
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	4,201	4,146
FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/2027	360	365
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl X1, IO
0.956%, 08/25/2023 (C)	7,669	325
FHLMC Multifamily Structured Pass-Through Certificates, Ser KBAM, Cl A
2.370%, VAR LIBOR USD 1 Month+0.700%, 09/25/2022	2,440	2,450
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
2.030%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	940	943
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	170	167
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS03, Cl A4
3.161%, 05/25/2025 (C)	1,650	1,643
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q006, Cl APT2
2.531%, 09/25/2026 (C)	2,354	2,355
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	317
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
4.072%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	433	446

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	99

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.522%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	$ 277	$281
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.472%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	273	278
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.722%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	575	596
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.072%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	757	763
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
4.126%, 10/25/2037 (C)	158	160
FHLMC TBA
4.000%, 04/15/2045	7,945	8,156
3.500%, 04/01/2041	10,500	10,524
3.000%, 04/15/2043	3,900	3,803
FNMA
7.500%, 10/01/2037 to 04/01/2039	216	257
7.000%, 04/01/2032 to 01/01/2039	117	132
6.500%, 05/01/2027 to 10/01/2038	242	270
6.000%, 10/01/2019 to 10/01/2040	945	1,049
5.500%, 02/01/2021 to 02/01/2035	107	116
5.000%, 01/01/2020 to 08/01/2056	4,518	4,882
4.579%, 11/25/2017	279	47
4.540%, 01/01/2020	439	452
4.500%, 08/01/2021 to 04/01/2056	9,751	10,299
4.410%, 05/01/2021	352	365
4.360%, 05/01/2021	945	985
4.350%, 04/01/2021	737	767
4.300%, 04/01/2021	232	241
4.250%, 04/01/2021	250	260
4.230%, 03/01/2020	355	363
4.200%, 04/01/2021	659	683
4.060%, 07/01/2021	975	1,009
4.000%, 04/01/2024 to 08/01/2056	66,068	68,287
3.590%, 12/01/2020	436	445
3.500%, 08/01/2028 to 03/01/2057	14,605	14,757
3.430%, 10/01/2020	882	896
3.410%, 10/01/2030	819	826
3.340%, 07/01/2030	600	602
3.290%, 10/01/2020 to 09/01/2032	993	994
3.260%, 10/01/2030	719	718
3.240%, 06/01/2029	955	952
3.230%, 11/01/2020	317	321
3.120%, 06/01/2035	850	816
3.110%, 02/01/2028	465	461

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.080%, 04/01/2030	$ 500	$491
3.040%, 04/01/2030	500	490
3.000%, 02/01/2027 to 01/01/2048	16,200	16,129
2.537%, 03/01/2023	2,622	2,562
2.500%, 10/01/2042	239	226
FNMA ARM
4.372%, VAR ICE LIBOR USD 12 Month+1.776%, 04/01/2040	105	107
3.230%, VAR ICE LIBOR USD 12 Month+1.620%, 06/01/2047	827	833
3.134%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	805	814
3.028%, VAR ICE LIBOR USD 12 Month+1.610%, 12/01/2047	646	646
2.979%, VAR ICE LIBOR USD 12 Month+1.616%, 09/01/2047	2,205	2,220
2.945%, VAR ICE LIBOR USD 12 Month+1.610%, 10/01/2047	682	686
2.937%, VAR ICE LIBOR USD 12 Month+1.608%, 11/01/2047	591	593
2.893%, VAR ICE LIBOR USD 12 Month+1.608%, 12/01/2047	628	629
2.734%, VAR ICE LIBOR USD 12 Month+1.610%, 12/01/2047	269	268
2.680%, VAR ICE LIBOR USD 12 Month+1.610%, 05/01/2046	509	510
FNMA CMO, Ser 1998-61, Cl PL
6.000%, 11/25/2028	–	–
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	48	52
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	197	206
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	231	256
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	147	30
FNMA CMO, Ser 2009-103, Cl MB
3.534%, 12/25/2039 (C)	89	95
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	472	426
FNMA CMO, Ser 2011-43, Cl AN
3.500%, 12/25/2028	67	67
FNMA CMO, Ser 2011-87, Cl SG, IO
4.679%, VAR LIBOR USD 1 Month+6.550%, 04/25/2040	342	35
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	51	5
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	518	43
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	541	65

100	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-35, Cl SC, IO
4.629%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	$ 117	$21
FNMA CMO, Ser 2013-124, Cl SB, IO
4.079%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	209	36
FNMA CMO, Ser 2013-126, Cl CS, IO
4.279%, VAR LIBOR USD 1 Month+6.150%, 09/25/2041	557	73
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	283	264
FNMA CMO, Ser 2013-54, Cl BS, IO
4.279%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	127	23
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	658	69
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	151	15
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	417	425
FNMA CMO, Ser 2014-47, Cl AI, IO
1.619%, 08/25/2044 (C)	352	18
FNMA CMO, Ser 2015-56, Cl AS, IO
4.279%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	75	15
FNMA CMO, Ser 2016-59, Cl CA
3.500%, 09/25/2043	1,418	1,435
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	782	778
FNMA CMO, Ser 2017-76, Cl SB, IO
4.229%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	906	158
FNMA TBA
5.000%, 04/30/2037	1,500	1,602
4.500%, 04/14/2033 to 06/14/2042	35,785	37,424
4.000%, 04/01/2039 to 06/15/2045	39,815	40,833
3.500%, 06/15/2026 to 04/01/2041	12,210	12,283
3.000%, 04/25/2026 to 04/01/2043	14,625	14,420
FNMA, Ser 2014-M12, Cl FA
1.888%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	110	110
FNMA, Ser 2014-M8, Cl X2, IO
0.397%, 06/25/2024 (C)	8,455	173
FNMA, Ser 2015-M10, Cl A2
3.092%, 04/25/2027 (C)	544	539
FNMA, Ser 2015-M3, Cl FA
1.808%, VAR LIBOR USD 1 Month+0.220%, 06/25/2018	24	24
FNMA, Ser 2017-M13, Cl A2
2.939%, 09/25/2027 (C)	495	482
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (C)	453	442

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser M15, Cl ATS2
3.136%, 11/25/2027 (C)	$ 30	$29
GNMA CMO, Ser 2007-51, Cl SG, IO
4.758%, VAR LIBOR USD 1 Month+6.580%, 08/20/2037	86	13
GNMA CMO, Ser 2007-78, Cl SA, IO
4.744%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	714	87
GNMA CMO, Ser 2009-66, Cl XS, IO
5.014%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	814	101
GNMA CMO, Ser 2010-4, Cl NS, IO
4.604%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	1,390	209
GNMA CMO, Ser 2010-H11, Cl FA
2.631%, VAR ICE LIBOR USD 1 Month+1.000%, 06/20/2060	496	504
GNMA CMO, Ser 2011-H08, Cl FD
2.075%, VAR ICE LIBOR USD 1 Month+0.500%, 02/20/2061	336	337
GNMA CMO, Ser 2012-141, Cl WA
4.525%, 11/16/2041 (C)	227	241
GNMA CMO, Ser 2012-34, Cl SA, IO
4.228%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	136	20
GNMA CMO, Ser 2012-43, Cl SN, IO
4.814%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	79	17
GNMA CMO, Ser 2012-H25, Cl FA
2.275%, VAR ICE LIBOR USD 1 Month+0.700%, 12/20/2061	451	452
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.771%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	672	44
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	560	96
GNMA CMO, Ser 2014-117, Cl SJ, IO
3.778%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	199	27
GNMA CMO, Ser 2014-5, Cl SP, IO
4.364%, VAR LIBOR USD 1 Month+6.150%, 06/16/2043	447	49
GNMA CMO, Ser 2014-H10, Cl TA
2.175%, VAR ICE LIBOR USD 1 Month+0.600%, 04/20/2064	670	676
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	70	14
GNMA CMO, Ser 2015-H10, Cl FC
2.055%, VAR ICE LIBOR USD 1 Month+0.480%, 04/20/2065	407	409
GNMA CMO, Ser 2015-H18, Cl FA
2.025%, VAR ICE LIBOR USD 1 Month+0.450%, 06/20/2065	296	297

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	101

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-H20, Cl FA
2.045%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	$292	$293
GNMA CMO, Ser 2017-H22, Cl IC, IO
2.232%, VAR ICE LIBOR USD 12 Month+0.000%, 11/20/2067	198	26
		367,494

Non-Agency Mortgage-Backed Obligations —10.7%
7 WTC Depositor Trust, Ser 2012-7WTC, Cl A
4.082%, 03/13/2031 (D)	32	32
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
4.211%, VAR ICE LIBOR USD 6 Month+2.000%, 02/25/2045	373	380
AOA Mortgage Trust, Ser 2015-1177, Cl A
2.957%, 12/13/2029 (D)	930	922
ASG Resecuritization Trust, Ser 2009-3, Cl A65
3.056%, 03/26/2037 (C)(D)	11	11
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.883%, 12/20/2034 (C)	20	20
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
2.112%, VAR ICE LIBOR USD 1 Month+0.290%, 07/20/2036	1,142	1,147
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (D)	600	596
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (D)	150	147
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)(D)	65	67
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.777%, 05/25/2034 (C)	14	14
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
2.572%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2035	112	112
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
2.512%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	76	76
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
3.773%, 10/25/2033 (C)	438	441
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.283%, 06/11/2041 (C)(D)	23	–
BENCHMARK Mortgage Trust, Ser 2018-B1, Cl A5
3.666%, 01/15/2051	186	187

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BENCHMARK Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051	$186	$188
BENCHMARK Mortgage Trust, Ser 2018-B3, Cl A5
4.025%, 04/10/2051	372	386
CD Commercial Mortgage Trust, Ser 2016- CD1, Cl ASB
2.622%, 08/10/2049	537	519
CD Commercial Mortgage Trust, Ser 2016- CD1, Cl A1
1.443%, 08/10/2049	121	118
CD Commercial Mortgage Trust, Ser 2016- CD2, Cl A4
3.526%, 11/10/2049 (C)	290	290
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	310	312
CD Commercial Mortgage Trust, Ser 2017- CD4, Cl ASB
3.317%, 05/10/2050	253	253
CD Commercial Mortgage Trust, Ser 2017- CD6, Cl ASB
3.332%, 11/13/2050	617	615
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	192	190
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	328	324
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	332	324
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	332	331
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	241	244
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	264	264
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	185	182
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	199	198
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.654%, 02/25/2037 (C)	20	20

102	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.677%, 02/25/2037 (C)	$ 29	$29
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.680%, 07/25/2037 (C)	36	36
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	54	54
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A4
3.635%, 10/10/2047	587	595
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	140	142
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A4
3.192%, 04/10/2048	299	294
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/2058	290	295
Citigroup Commercial Mortgage Trust, Ser 2017-C4, Cl A4
3.471%, 10/12/2050	840	833
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A4
3.465%, 09/15/2050	330	328
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.740%, 09/25/2033 (C)	23	23
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (D)	14	14
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (C)(D)	460	–
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.437%, 12/11/2049 (C)(D)	216	1
Cold Storage Trust, Ser 2017-ICE3, Cl A
2.777%, VAR LIBOR USD 1 Month+1.000%, 04/15/2036 (D)	1,050	1,054
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.660%, 08/15/2045 (C)	624	37
COMM Mortgage Trust, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	580
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	42	41
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	79
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (D)	215	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	$ 117	$117
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 08/10/2050	36	36
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	30	31
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	3	3
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	269	280
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (C)	30	31
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.079%, 10/10/2046 (C)	10	10
COMM Mortgage Trust, Ser 2013-CR12, Cl A3
3.765%, 10/10/2046	161	165
COMM Mortgage Trust, Ser 2013-CR13, Cl XA, IO
0.901%, 11/10/2046 (C)	3,900	121
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (D)	299	293
COMM Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	97	97
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.212%, 07/15/2047 (C)	3,640	160
COMM Mortgage Trust, Ser 2014-LC15, Cl A4
4.006%, 04/10/2047	251	260
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	103	105
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	482	489
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.197%, 02/10/2048 (C)	6,212	388
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (D)	310	309
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	254	249
COMM Mortgage Trust, Ser 2016-GCT, Cl A
2.681%, 08/10/2029 (D)	370	365
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
3.460%, VAR LIBOR USD 1 Month+1.720%, 10/15/2034 (D)	904	905
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (D)	410	402
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	266	262

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	103

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.352%, 03/10/2047 (C)	$ 2,190	$110
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	90	93
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/2034 (D)	505	505
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	60	61
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	57	61
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
3.666%, 10/25/2033 (C)	339	338
CSAIL Commercial Mortgage Trust, Ser 2014- C3, Cl A4
3.718%, 08/15/2048	349	353
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	882	905
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	90	91
CSMC, Ser 2009-2R, Cl 1A16
3.528%, 09/26/2034 (C)(D)	629	634
CSMC, Ser 2009-2R, Cl 1A14
3.528%, 09/26/2034 (C)(D)	503	508
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/2036 (C)(D)	770	786
CSMC, Ser 2014-7R, Cl 8A1
2.093%, 07/27/2037 (C)(D)	502	502
CSMC, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (D)	651	649
CSMC, Ser 2016-BDWN, Cl B
6.277%, VAR LIBOR USD 1 Month+4.500%, 02/15/2029 (D)	370	372
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	150	147
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (D)	100	104
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (C)(D)	903	897
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA3, Cl M2
3.222%, VAR ICE LIBOR USD 1 Month+1.350%, 03/25/2029	900	916
GNMA
7.500%, 10/15/2037	40	47
7.000%, 09/15/2031	36	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
6.500%, 12/15/2035	$ 327	$370
6.000%, 09/20/2038	68	76
5.000%, 12/20/2039 to 09/20/2047	2,760	2,914
4.500%, 05/20/2045 to 01/20/2048	16,671	17,388
4.000%, 07/15/2045 to 04/01/2048	9,036	9,320
3.500%, 04/20/2046 to 01/20/2048	17,199	17,400
3.000%, 02/20/2045 to 11/20/2047	19,537	19,270
2.375%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2034	262	272
GNMA TBA
4.500%, 04/01/2039 to 06/01/2039	29,600	30,753
4.000%, 04/01/2040	12,975	13,337
3.500%, 04/15/2045	6,320	6,381
3.000%, 04/15/2043	11,845	11,653
GNMA, Ser 2012-112, Cl IO, IO
0.284%, 02/16/2053 (C)	990	21
GNMA, Ser 2012-27, Cl IO, IO
0.978%, 04/16/2053 (C)	1,399	45
GNMA, Ser 2013-145, Cl IO, IO
1.070%, 09/16/2044 (C)	1,183	58
GNMA, Ser 2013-96, Cl IO, IO
0.525%, 10/16/2054 (C)	1,928	57
GNMA, Ser 2014-47, Cl IA, IO
0.368%, 02/16/2048 (C)	294	10
GNMA, Ser 2014-50, Cl IO, IO
0.849%, 09/16/2055 (C)	711	37
GNMA, Ser 2014-92, Cl IX, IO
0.689%, 05/16/2054 (C)	6,794	224
GNMA, Ser 2015-5, Cl IK, IO
0.700%, 11/16/2054 (C)	6,638	282
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (D)	100	99
GS Mortgage Securities II, Ser SLP, Cl C
3.924%, 10/10/2032 (D)	1,310	1,319
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.866%, 11/10/2039 (C)(D)	313	–
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	38	38
GS Mortgage Securities Trust, Ser 2013- GC16, Cl A2
3.033%, 11/10/2046	180	180
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (C)	90	95
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	228	233

104	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2015-GC34, Cl A4
3.506%, 10/10/2048	$ 316	$316
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	185	176
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	277	270
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
3.400%, 10/25/2033 (C)	82	84
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	33	34
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	11	11
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
2.772%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2034	94	95
Impac CMB Trust, Ser 2007-A, Cl M1
2.672%, VAR ICE LIBOR USD 1 Month+0.800%, 05/25/2037 (D)	364	347
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
2.222%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	29	28
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (D)	745	793
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	323	323
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (C)	60	62
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.882%, 01/15/2047 (C)	30	31
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	578	592
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.559%, 09/15/2047 (C)	120	117
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	289	294
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	226	225

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	$ 1,434	$1,398
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A4
3.227%, 10/15/2048	389	384
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	332	340
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	100	100
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 03/15/2050 (C)	510	517
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050 (C)	740	746
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.221%, 06/12/2043 (C)	1,718	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
1.932%, VAR LIBOR USD 1 Month+0.155%, 05/15/2047	39	39
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (D)	564	575
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (D)	535	535
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.408%, 08/15/2046 (C)(D)	296	313
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	419	422
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	743	742
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	214	214
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	2,502	2,561
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	309	315
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
2.713%, 08/15/2049	292	283

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	105

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	$ 342	$335
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2049	840	799
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	733	739
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	282	280
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.718%, 08/25/2034 (C)	101	102
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.591%, 11/25/2033 (C)	55	56
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.889%, 05/25/2045 (C)(D)	255	254
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1
3.184%, 10/26/2048 (C)(D)	3,161	3,147
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 04/25/2048 (C)(D)	1,850	1,829
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.379%, 02/15/2041 (C)(D)	327	–
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (D)	510	512
Madison Avenue Trust, Ser 2013-650M, Cl A
3.843%, 10/12/2032 (D)	245	250
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(D)	7	6
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.689%, 07/25/2033 (C)	19	19
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.875%, 02/25/2034 (C)	11	11
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.512%, 12/12/2049 (C)(D)	72	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	390
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A2
2.964%, 07/15/2046	34	34
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	4	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	$ 80	$79
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	572	578
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	447	455
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl A4
3.544%, 01/15/2049	170	171
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl A4
3.720%, 12/15/2049	290	295
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.326%, 02/12/2044 (C)(D)	1,022	2
Morgan Stanley Capital I Trust, Ser 2013-WLSR, Cl A
2.695%, 01/11/2032 (D)	460	456
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2033 (D)	440	443
Morgan Stanley Capital I Trust, Ser 2015-420, Cl A
3.727%, 10/11/2050 (D)	440	444
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl A3
3.540%, 12/15/2048	245	246
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.110%, 11/15/2049 (C)	3,468	226
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 08/15/2049	210	203
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 08/15/2049	332	326
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	187	184
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
2.627%, VAR LIBOR USD 1 Month+0.850%, 11/15/2034 (D)	40	40
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (C)(D)	250	242
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (D)	300	298
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057 (C)(D)	1,796	1,844

106	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	$ 100	$100
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	120	121
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A1
3.735%, 02/26/2036 (C)(D)	55	55
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	7	6
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	26	28
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032 (C)(D)	280	285
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.633%, 12/25/2034 (C)	245	246
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
2.538%, VAR LIBOR USD 1 Month+0.950%, 06/15/2033 (D)	330	331
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (C)(D)	390	387
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
2.123%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (D)	320	320
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	34	34
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
3.598%, 07/25/2033 (C)	102	103
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
3.398%, 12/25/2033 (C)	26	26
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	97	99
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.078%, 05/10/2045 (C)(D)	2,641	179
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl AS
3.739%, 08/15/2050 (C)	330	328
UBS Commercial Mortgage Trust, Ser 2017-C7, Cl A4
3.679%, 12/15/2050	448	450
UBS Commercial Mortgage Trust, Ser 2018-C9, Cl A4
4.117%, 03/15/2051	496	511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	$ 402	$408
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (D)	335	332
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (D)	705	717
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
3.449%, 10/25/2033 (C)	69	70
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.130%, 08/25/2033 (C)	37	37
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
3.221%, 08/25/2033 (C)	19	20
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.337%, 09/25/2033 (C)	61	63
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
12.316%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	8	9
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	134	137
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.268%, 06/25/2034 (C)	44	45
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	118	127
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
2.652%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2045	551	576
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%, 07/15/2048 (C)	330	323
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA
1.357%, 11/15/2059 (C)	5,706	473
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	530	512
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.478%, 12/25/2034 (C)	46	47
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
3.371%, 06/25/2034 (C)	104	106

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	107

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
3.704%, 07/25/2034 (C)	$ 67	$68
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.793%, 06/25/2035 (C)	53	54
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
3.585%, 03/26/2035 (C)(D)	459	480
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.434%, 06/15/2045 (C)(D)	343	16
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.272%, 05/15/2045 (C)(D)	938	48
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.125%, 01/15/2024	2,944	125
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (C)	300	303

		195,889

Total Mortgage-Backed Securities (Cost $569,081) ($ Thousands)		563,383

CORPORATE OBLIGATIONS — 27.6%

Consumer Discretionary — 1.8%
21st Century Fox America
7.250%, 05/18/2018	1,020	1,026
6.900%, 08/15/2039	10	13
6.750%, 01/09/2038	20	26
6.650%, 11/15/2037	55	71
6.150%, 03/01/2037	20	25
6.150%, 02/15/2041	15	19
4.950%, 10/15/2045	135	149
4.750%, 11/15/2046	185	201
Amazon.com
4.950%, 12/05/2044	140	158
4.250%, 08/22/2057 (D)	135	135
4.050%, 08/22/2047 (D)	475	475
3.875%, 08/22/2037 (D)	509	507
3.800%, 12/05/2024	225	231
3.150%, 08/22/2027 (B)(D)	752	725
2.800%, 08/22/2024 (D)	1,220	1,184
American Honda Finance MTN
3.875%, 09/21/2020 (D)	495	506
AutoZone
3.750%, 06/01/2027	505	495
BMW US Capital
2.150%, 04/06/2020 (D)	635	626

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.850%, 09/15/2021 (D)	$ 40	$38
CBS
3.700%, 06/01/2028 (D)	300	286
3.375%, 02/15/2028	385	358
2.500%, 02/15/2023 (B)	785	746
Charter Communications Operating
6.484%, 10/23/2045	250	274
6.384%, 10/23/2035	10	11
5.375%, 05/01/2047	294	284
4.908%, 07/23/2025	110	112
4.464%, 07/23/2022 (B)	810	827
4.200%, 03/15/2028	902	864
3.750%, 02/15/2028	745	685
3.579%, 07/23/2020	190	191
Comcast
7.050%, 03/15/2033	90	119
4.400%, 08/15/2035	1,455	1,500
4.200%, 08/15/2034	20	20
3.900%, 03/01/2038	270	262
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	227
Comcast Cable Holdings
10.125%, 04/15/2022	45	56
Daimler Finance North America
2.375%, 08/01/2018 (D)	990	989
2.300%, 01/06/2020 (D)	690	682
Discovery Communications
4.875%, 04/01/2043	270	258
3.950%, 03/20/2028 (B)	257	246
Dollar General
4.125%, 05/01/2028	415	419
ERAC USA Finance
4.500%, 02/15/2045 (D)	115	114
Ford Motor
5.291%, 12/08/2046 (B)	775	758
Ford Motor Credit
5.875%, 08/02/2021	350	374
3.815%, 11/02/2027 (B)	706	664
3.810%, 01/09/2024	335	329
3.339%, 03/28/2022	389	383
3.200%, 01/15/2021	200	198
2.597%, 11/04/2019	700	694
2.551%, 10/05/2018	750	749
2.375%, 03/12/2019	200	199
General Motors
6.250%, 10/02/2043	160	176
5.150%, 04/01/2038	510	508
4.875%, 10/02/2023	315	329
2.594%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020 (B)	1,000	1,001
General Motors Financial
4.350%, 01/17/2027	271	269

108	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 11/07/2024 (B)	$646	$624
3.450%, 04/10/2022	30	30
3.200%, 07/13/2020	118	118
2.450%, 11/06/2020	80	78
Home Depot
4.250%, 04/01/2046	48	50
3.750%, 02/15/2024	66	68
Hyundai Capital America MTN
2.400%, 10/30/2018 (D)	38	38
McDonald’s MTN
4.450%, 03/01/2047	324	334
3.800%, 04/01/2028	1,810	1,833
3.700%, 01/30/2026	140	141
3.500%, 03/01/2027	120	118
NBCUniversal Enterprise
1.974%, 04/15/2019 (D)	200	199
NBCUniversal Media
5.950%, 04/01/2041	50	61
Newell Brands
4.200%, 04/01/2026	120	119
3.850%, 04/01/2023	130	130
3.150%, 04/01/2021	140	138
2.600%, 03/29/2019	1,250	1,244
QVC
5.950%, 03/15/2043	10	10
Time Warner
5.375%, 10/15/2041	302	325
4.850%, 07/15/2045	325	332
3.800%, 02/15/2027	1,440	1,392
3.550%, 06/01/2024	385	380
Time Warner Cable
8.250%, 04/01/2019	200	210
7.300%, 07/01/2038	110	132
6.750%, 07/01/2018	540	545
6.550%, 05/01/2037	245	275
5.875%, 11/15/2040	130	136
5.500%, 09/01/2041	44	44
5.000%, 02/01/2020	320	328
TJX
2.250%, 09/15/2026	120	108
Toyota Motor Credit MTN
2.600%, 01/11/2022	720	711
2.100%, 01/17/2019	174	173
Viacom
4.375%, 03/15/2043	205	184
4.250%, 09/01/2023	30	30
3.875%, 04/01/2024	30	30

		33,439

Consumer Staples — 2.5%
Alimentation Couche-Tard
3.550%, 07/26/2027 (D)	1,125	1,080

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.700%, 07/26/2022 (B)(D)	$805	$781
Altria Group
4.750%, 05/05/2021	180	188
2.850%, 08/09/2022	190	186
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	1,294	1,396
3.650%, 02/01/2026	440	437
3.300%, 02/01/2023	1,225	1,226
2.650%, 02/01/2021 (B)	1,180	1,171
Anheuser-Busch InBev Worldwide
4.750%, 04/15/2058	358	366
4.600%, 04/15/2048	853	883
4.375%, 04/15/2038	400	408
4.000%, 04/13/2028	907	918
3.750%, 07/15/2042	230	211
3.500%, 01/12/2024	413	416
2.500%, 07/15/2022	420	408
BAT Capital
4.540%, 08/15/2047 (D)	310	307
3.557%, 08/15/2027 (B)(D)	1,189	1,139
3.222%, 08/15/2024 (D)	473	456
2.764%, 08/15/2022 (D)	1,451	1,403
2.297%, 08/14/2020 (D)	358	351
Campbell Soup
4.150%, 03/15/2028	393	390
3.300%, 03/15/2021 (B)	625	629
Church & Dwight
3.950%, 08/01/2047	180	169
3.150%, 08/01/2027 (B)	297	281
2.450%, 08/01/2022	180	174
Coca-Cola Femsa
2.375%, 11/26/2018	324	324
Constellation Brands
3.600%, 02/15/2028	782	755
3.200%, 02/15/2023	509	499
Costco Wholesale
3.000%, 05/18/2027	803	776
2.750%, 05/18/2024	522	509
2.300%, 05/18/2022	294	287
2.250%, 02/15/2022	56	55
CVS Health
5.125%, 07/20/2045	475	504
5.050%, 03/25/2048	1,182	1,243
4.780%, 03/25/2038	1,223	1,239
4.300%, 03/25/2028	2,261	2,271
4.100%, 03/25/2025 (B)	857	863
3.875%, 07/20/2025	249	247
3.700%, 03/09/2023 (B)	200	201
3.500%, 07/20/2022	110	110
3.350%, 03/09/2021 (B)	647	650
2.750%, 12/01/2022	510	491

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	109

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CVS Pass-Through Trust
5.926%, 01/10/2034 (D)	$81	$89
Danone
2.947%, 11/02/2026 (D)	220	204
2.589%, 11/02/2023 (D)	330	313
2.077%, 11/02/2021 (D)	230	220
Diageo Investment
2.875%, 05/11/2022	580	573
Kraft Heinz Foods
6.875%, 01/26/2039	49	60
6.500%, 02/09/2040	140	166
6.125%, 08/23/2018	225	228
5.375%, 02/10/2020	16	17
5.200%, 07/15/2045	551	560
5.000%, 07/15/2035	70	73
5.000%, 06/04/2042	65	65
4.375%, 06/01/2046 (B)	1,313	1,204
3.950%, 07/15/2025	410	408
3.500%, 06/06/2022	580	579
3.500%, 07/15/2022	645	644
3.000%, 06/01/2026	140	129
2.800%, 07/02/2020 (B)	707	702
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (D)	2,105	2,009
1.625%, 10/28/2019 (D)	1,395	1,366
PepsiCo
4.250%, 10/22/2044	100	103
4.000%, 03/05/2042	50	50
3.100%, 07/17/2022	59	59
3.000%, 08/25/2021	31	31
Pernod Ricard
4.450%, 01/15/2022 (D)	370	384
Philip Morris International
4.500%, 03/20/2042	70	72
2.500%, 08/22/2022	250	242
2.500%, 11/02/2022	290	280
2.000%, 02/21/2020	1,040	1,025
1.875%, 11/01/2019	1,060	1,046
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (D)	1,430	1,363
Reynolds American
8.125%, 06/23/2019	770	817
5.850%, 08/15/2045	745	872
3.250%, 06/12/2020	54	54
Sysco
3.550%, 03/15/2025	780	776
Tyson Foods Inc
2.650%, 08/15/2019	1,100	1,094
Walgreens Boots Alliance
4.800%, 11/18/2044	630	623
3.450%, 06/01/2026	445	421

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 11/18/2021	$647	$644
Walmart
3.300%, 04/22/2024 (B)	60	60
Wm Wrigley Jr
2.900%, 10/21/2019 (D)	190	190
2.400%, 10/21/2018 (D)	40	40

		46,253

Corporate Obligation — 0.1%
BNP Paribas MTN
3.500%, 03/01/2023 (D)	1,095	1,086
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Year Curr+1.644%, 01/10/2033 (D)	250	238
Lloyds Banking Group
4.344%, 01/09/2048	435	406
3.100%, 07/06/2021	490	487
Macquarie Group
6.250%, 01/14/2021 (D)	166	178

		2,395

Energy — 2.7%
Anadarko Finance, Ser B
7.500%, 05/01/2031	60	77
Anadarko Petroleum
6.600%, 03/15/2046	310	390
6.450%, 09/15/2036	110	132
4.850%, 03/15/2021	270	280
4.500%, 07/15/2044	322	309
Andeavor Logistics
5.200%, 12/01/2047	245	241
3.500%, 12/01/2022 (B)	273	269
Apache
5.100%, 09/01/2040	120	123
4.750%, 04/15/2043	300	297
4.250%, 01/15/2044	230	211
3.250%, 04/15/2022	109	108
BG Energy Capital PLC
4.000%, 10/15/2021 (D)	575	589
BP Capital Markets PLC
3.994%, 09/26/2023	95	98
3.506%, 03/17/2025	90	90
3.245%, 05/06/2022	90	90
3.216%, 11/28/2023	1,455	1,442
3.119%, 05/04/2026	130	126
Canadian Natural Resources
6.450%, 06/30/2033	50	60
3.850%, 06/01/2027 (B)	195	190
Cenovus Energy
5.400%, 06/15/2047 (B)	191	192
Chevron
3.191%, 06/24/2023	22	22

110	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.895%, 03/03/2024	$1,280	$1,258
2.355%, 12/05/2022	15	14
Chevron Corp
2.954%, 05/16/2026	505	486
Cimarex Energy
4.375%, 06/01/2024	746	768
CNOOC Nexen Finance
4.250%, 04/30/2024	200	203
3.500%, 05/05/2025	840	811
Concho Resources
4.875%, 10/01/2047 (B)	235	249
3.750%, 10/01/2027	412	403
Conoco Funding
7.250%, 10/15/2031	130	174
ConocoPhillips
4.150%, 11/15/2034	460	470
Devon Energy
5.850%, 12/15/2025	450	511
5.600%, 07/15/2041	110	124
5.000%, 06/15/2045	190	202
4.750%, 05/15/2042	17	18
3.250%, 05/15/2022	137	135
Ecopetrol
5.875%, 05/28/2045	1,030	1,015
4.125%, 01/16/2025	203	198
Enbridge
2.900%, 07/15/2022	571	554
Enbridge Energy Partners
7.375%, 10/15/2045	130	168
5.875%, 10/15/2025 (B)	200	219
Encana
6.500%, 02/01/2038	370	447
Energy Transfer Partners
8.250%, 11/15/2029	675	834
6.125%, 12/15/2045	409	424
5.150%, 03/15/2045	14	13
2.500%, 06/15/2018	470	470
Enterprise Products Operating
5.700%, 02/15/2042	40	46
4.850%, 03/15/2044	118	124
4.250%, 02/15/2048	613	597
EOG Resources
4.150%, 01/15/2026	90	93
Exxon Mobil
4.114%, 03/01/2046	160	168
3.043%, 03/01/2026	200	196
2.397%, 03/06/2022	100	98
Florida Gas Transmission
7.900%, 05/15/2019 (D)	350	369
Halliburton
3.800%, 11/15/2025	190	191
3.500%, 08/01/2023	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hess
5.600%, 02/15/2041 (B)	$144	$147
KazMunayGas National JSC
5.750%, 04/19/2047 (D)	340	334
Kerr-McGee
7.875%, 09/15/2031	100	132
6.950%, 07/01/2024	298	344
Kinder Morgan
5.550%, 06/01/2045	315	330
5.300%, 12/01/2034	500	513
5.200%, 03/01/2048	415	417
5.000%, 02/15/2021 (D)	731	759
4.300%, 06/01/2025	1,020	1,027
4.300%, 03/01/2028	440	438
3.150%, 01/15/2023 (B)	905	881
Kinder Morgan Energy Partners
5.500%, 03/01/2044	195	199
5.400%, 09/01/2044	250	253
3.500%, 03/01/2021	70	70
3.500%, 09/01/2023	45	44
Marathon Petroleum
5.000%, 09/15/2054	163	158
4.750%, 09/15/2044	95	96
MPLX
4.700%, 04/15/2048	350	341
4.500%, 04/15/2038	200	197
4.000%, 03/15/2028	310	306
Noble Energy
5.250%, 11/15/2043	80	85
5.050%, 11/15/2044	29	31
4.950%, 08/15/2047	90	94
3.850%, 01/15/2028	170	167
Noble Energy Inc
4.150%, 12/15/2021	230	235
3.900%, 11/15/2024 (B)	150	150
Occidental Petroleum
4.625%, 06/15/2045	130	138
4.400%, 04/15/2046	50	52
4.200%, 03/15/2048 (B)	345	348
4.100%, 02/15/2047	160	159
3.500%, 06/15/2025	45	45
3.000%, 02/15/2027	120	115
2.700%, 02/15/2023	129	126
Pertamina Persero
6.000%, 05/03/2042 (D)	300	321
Petrobras Global Finance BV
6.850%, 06/05/2115	200	189
6.250%, 03/17/2024	310	327
Petro-Canada
6.800%, 05/15/2038	380	503
Petrofac
3.400%, 10/10/2018 (D)	250	248

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	111

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petroleos del Peru
4.750%, 06/19/2032 (D)	$850	$828
Petroleos Mexicanos
6.625%, 06/15/2035	40	41
6.500%, 03/13/2027	390	417
6.375%, 01/23/2045	500	486
6.350%, 02/12/2048 (D)	230	222
5.625%, 01/23/2046	480	428
5.500%, 06/27/2044	30	27
5.350%, 02/12/2028 (B)(D)	810	799
4.875%, 01/18/2024	32	32
2.460%, 12/15/2025	532	526
2.378%, 04/15/2025	266	263
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	132
6.750%, 09/21/2047 (B)	270	273
Phillips 66
5.875%, 05/01/2042	35	42
Plains All American Pipeline
4.650%, 10/15/2025	700	704
4.500%, 12/15/2026 (B)	115	114
Ruby Pipeline
6.000%, 04/01/2022 (D)	710	741
Sabine Pass Liquefaction
5.875%, 06/30/2026 (B)	245	268
5.625%, 03/01/2025	500	538
5.000%, 03/15/2027	541	562
Schlumberger Finance Canada
2.650%, 11/20/2022 (D)	939	917
Schlumberger Holdings
4.000%, 12/21/2025 (D)	1,045	1,063
3.000%, 12/21/2020 (D)	1,000	997
Schlumberger Investment
3.650%, 12/01/2023	61	62
3.300%, 09/14/2021 (D)	47	47
Shell International Finance
4.550%, 08/12/2043	80	87
4.375%, 03/25/2020	140	144
4.375%, 05/11/2045	515	547
4.125%, 05/11/2035	841	871
4.000%, 05/10/2046	212	212
3.400%, 08/12/2023	930	940
2.875%, 05/10/2026	200	193
2.125%, 05/11/2020	56	55
Sinopec Group Overseas Development
4.375%, 04/10/2024 (D)	380	389
Spectra Energy Partners
5.950%, 09/25/2043	30	35
3.500%, 03/15/2025	400	385
Statoil
3.700%, 03/01/2024	210	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Suncor Energy
3.600%, 12/01/2024	$ 340	$340
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	743	708
Total Capital International
2.875%, 02/17/2022	815	810
TransCanada Pipelines
4.625%, 03/01/2034	970	1,028
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	711	875
Valero Energy
4.900%, 03/15/2045	137	145
Western Gas Partners
5.450%, 04/01/2044	105	106
5.375%, 06/01/2021	25	26
5.300%, 03/01/2048	675	669
4.650%, 07/01/2026	40	40
4.000%, 07/01/2022	35	35
Williams
7.875%, 09/01/2021	260	292
Williams Partners
5.250%, 03/15/2020	90	93
4.850%, 03/01/2048 (B)	508	503
3.750%, 06/15/2027	337	322
3.600%, 03/15/2022 (B)	600	598
		48,946

Financials — 9.5%
American Express
2.500%, 08/01/2022	995	960
American Express Credit MTN
2.375%, 05/26/2020	254	251
2.250%, 08/15/2019	1,135	1,128
1.875%, 11/05/2018	44	44
1.800%, 07/31/2018	65	65
American International Group
6.250%, 05/01/2036	370	441
4.375%, 01/15/2055 (B)	180	167
4.125%, 02/15/2024	107	108
3.900%, 04/01/2026	615	609
3.875%, 01/15/2035	30	28
Aon
6.250%, 09/30/2040	19	24
3.500%, 06/14/2024	65	64
Banco Santander
3.500%, 04/11/2022	250	249
3.125%, 02/23/2023	600	581
Bank of America
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	400	384
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028 (D)	400	383

112	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	$ 594	$578
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023 (D)	708	694
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	1,950	1,923
Bank of America MTN
6.875%, 04/25/2018	2,250	2,256
5.650%, 05/01/2018	2,780	2,787
5.000%, 01/21/2044	240	269
4.450%, 03/03/2026	664	678
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038 (B)	520	531
4.200%, 08/26/2024	700	711
4.125%, 01/22/2024	290	298
4.100%, 07/24/2023	340	351
4.000%, 04/01/2024	877	896
4.000%, 01/22/2025	683	682
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	285	286
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	524	518
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028 (B)	1,985	1,952
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	1,020	991
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024 (B)	2,165	2,174
3.500%, 04/19/2026	720	707
3.300%, 01/11/2023	3,477	3,467
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	1,215	1,168
2.600%, 01/15/2019	24	24
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	1,180	1,158
2.250%, 04/21/2020	100	99
Bank of Montreal MTN
2.375%, 01/25/2019	55	55
Bank of New York Mellon
3.400%, 05/15/2024	1,175	1,174
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	41
3.250%, 09/11/2024	100	99
3.250%, 05/16/2027 (B)	757	731
2.500%, 04/15/2021	327	321
2.300%, 09/11/2019	500	496
2.200%, 03/04/2019	425	423
Bank of New York Mellon Corp
3.550%, 09/23/2021	34	35
Bank of Nova Scotia
1.850%, 04/14/2020	160	157
Bank of Tokyo-Mitsubishi
4.100%, 09/09/2023 (D)	200	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BB&T
5.250%, 11/01/2019	$ 200	$207
Berkshire Hathaway
3.750%, 08/15/2021	500	515
Berkshire Hathaway Finance
5.400%, 05/15/2018	110	110
Berkshire Hathaway Inc
3.400%, 01/31/2022	65	66
BNP Paribas
3.375%, 01/09/2025 (B)(D)	430	416
BNP Paribas MTN
2.700%, 08/20/2018	380	380
BPCE
5.150%, 07/21/2024 (D)	200	209
Brighthouse Financial
3.700%, 06/22/2027 (B)(D)	870	807
Capital One
2.650%, 08/08/2022	425	409
Capital One Financial
4.750%, 07/15/2021	50	52
4.200%, 10/29/2025 (B)	164	163
3.800%, 01/31/2028	340	329
3.200%, 01/30/2023	564	551
2.400%, 10/30/2020 (B)	450	441
Chubb INA Holdings
3.350%, 05/03/2026	30	30
3.150%, 03/15/2025	74	72
2.875%, 11/03/2022	39	39
2.300%, 11/03/2020	50	49
Citibank
2.100%, 06/12/2020	2,110	2,069
Citigroup
8.500%, 05/22/2019	460	489
8.125%, 07/15/2039	370	560
6.125%, 05/15/2018	3,150	3,162
5.500%, 09/13/2025	200	216
5.300%, 05/06/2044	47	52
4.750%, 05/18/2046	30	30
4.650%, 07/30/2045	336	358
4.500%, 01/14/2022	380	395
4.450%, 09/29/2027	1,480	1,497
4.400%, 06/10/2025	270	275
4.300%, 11/20/2026	60	60
4.125%, 07/25/2028 (B)	629	622
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/2028 (B)	69	69
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	169	163
3.700%, 01/12/2026	595	588
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	1,000	975
3.500%, 05/15/2023	130	128

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	113

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 05/01/2026	$ 260	$251
3.300%, 04/27/2025	120	116
3.200%, 10/21/2026	920	875
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023 (B)	1,805	1,783
2.700%, 10/27/2022	1,356	1,312
2.150%, 07/30/2018	71	71
2.050%, 12/07/2018	1,000	996
1.700%, 04/27/2018	160	160
Citizens Bank
3.700%, 03/29/2023	610	612
CME Group Inc
3.000%, 03/15/2025	51	50
Commonwealth Bank of Australia (B)
3.900%, 03/16/2028 (D)	695	701
3.450%, 03/16/2023 (D)	810	810
Commonwealth Bank of Australia MTN
3.900%, 07/12/2047 (D)	290	282
Cooperatieve Rabobank UA
4.625%, 12/01/2023	530	553
4.375%, 08/04/2025	1,000	1,010
Cooperatieve Rabobank UA MTN
4.750%, 01/15/2020 (D)	190	196
3.875%, 02/08/2022	30	30
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (D)	170	182
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,280	1,354
4.550%, 04/17/2026	635	649
3.800%, 09/15/2022 (B)	295	297
3.800%, 06/09/2023	290	291
DNB Bank
2.125%, 10/02/2020 (D)	1,210	1,184
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	1,277
Fifth Third Bancorp
2.300%, 03/01/2019	30	30
Fifth Third Bank
2.875%, 10/01/2021	200	198
Ford Motor Credit
8.125%, 01/15/2020	225	244
Goldman Sachs Group
6.750%, 10/01/2037	344	431
6.250%, 02/01/2041	300	380
6.150%, 04/01/2018	1,750	1,750
5.750%, 01/24/2022	300	325
5.250%, 07/27/2021	400	424
5.150%, 05/22/2045	360	387
4.750%, 10/21/2045	530	567
4.250%, 10/21/2025	600	603

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	$ 1,625	$1,593
3.750%, 02/25/2026	340	334
3.500%, 11/16/2026 (B)	882	850
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	2,415	2,325
3.200%, 02/23/2023	891	878
2.900%, 07/19/2018	220	220
2.750%, 09/15/2020	605	599
2.550%, 10/23/2019	750	746
Goldman Sachs Group MTN
7.500%, 02/15/2019	1,315	1,368
6.000%, 06/15/2020	880	931
5.375%, 03/15/2020	950	991
4.000%, 03/03/2024	200	203
3.850%, 07/08/2024	121	121
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	1,210	1,177
Guardian Life Global Funding
1.950%, 10/27/2021 (D)	780	749
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (D)	700	678
HBOS PLC MTN
6.750%, 05/21/2018 (D)	200	201
HSBC Bank PLC
4.125%, 08/12/2020 (D)	100	102
HSBC Holdings
4.875%, 01/14/2022	100	105
4.300%, 03/08/2026	1,340	1,371
4.250%, 08/18/2025	250	248
4.000%, 03/30/2022	206	211
3.400%, 03/08/2021	890	894
2.650%, 01/05/2022	871	847
HSBC USA
2.350%, 03/05/2020	100	99
ING Bank
5.800%, 09/25/2023 (D)	430	465
Intercontinental Exchange
4.000%, 10/15/2023	65	67
2.500%, 10/15/2018	85	85
International Lease Finance
7.125%, 09/01/2018 (D)	1,000	1,017
Intesa Sanpaolo
4.375%, 01/12/2048 (D)	330	307
3.875%, 07/14/2027 (D)	1,030	973
3.375%, 01/12/2023 (B)(D)	620	605
3.125%, 07/14/2022 (D)	660	638
Intesa Sanpaolo SpA
3.875%, 01/12/2028 (D)	300	283
Intesa Sanpaolo SpA MTN
5.017%, 06/26/2024 (D)	510	503

114	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
4.950%, 06/01/2045	$ 30	$33
4.500%, 01/24/2022	660	687
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	241	242
4.250%, 10/01/2027	590	597
4.125%, 12/15/2026	520	523
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	795	770
3.900%, 07/15/2025	1,555	1,568
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	915	889
3.875%, 09/10/2024	520	519
3.625%, 05/13/2024	230	229
3.625%, 12/01/2027	360	345
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,000	977
3.250%, 09/23/2022	240	239
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,000	1,950
3.200%, 01/25/2023	100	99
2.950%, 10/01/2026	1,285	1,209
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	325	317
2.700%, 05/18/2023	1,285	1,240
2.250%, 01/23/2020	905	894
JPMorgan Chase MTN
2.295%, 08/15/2021 (B)	490	476
JPMorgan Chase Bank
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	2,010	1,999
2.070%, VAR ICE LIBOR USD 3 Month+0.250%, 02/13/2020	2,005	2,005
KKR Group Finance II
5.500%, 02/01/2043 (D)	20	21
Lazard Group
3.750%, 02/13/2025	115	113
Liberty Mutual Insurance
8.500%, 05/15/2025 (D)	100	125
Lloyds Banking Group
4.375%, 03/22/2028 (B)	1,680	1,697
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	905	872
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (D)	310	325
Markel
3.500%, 11/01/2027	320	305
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (D)	89	140
MetLife
6.400%, 12/15/2036	915	1,003
5.700%, 06/15/2035	15	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	$ 1,410	$1,377
2.400%, 01/08/2021 (D)	440	433
Morgan Stanley
3.625%, 01/20/2027 (B)	789	772
2.633%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	2,250	2,257
Morgan Stanley MTN
7.300%, 05/13/2019	420	440
6.625%, 04/01/2018	3,300	3,300
5.625%, 09/23/2019	350	363
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038 (B)	342	334
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	580	571
3.125%, 01/23/2023	1,267	1,249
3.125%, 07/27/2026	55	52
2.750%, 05/19/2022 (B)	1,575	1,536
2.675%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	1,000	1,004
2.625%, 11/17/2021	2,769	2,704
2.500%, 04/21/2021	450	441
2.295%, VAR ICE LIBOR USD 3 Month+0.550%, 02/10/2021	2,000	2,001
National City
6.875%, 05/15/2019	50	52
Nationwide Mutual Insurance
4.415%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (D)	760	760
New York Life Global Funding
2.150%, 06/18/2019 (D)	73	73
New York Life Global Funding MTN
2.100%, 01/02/2019 (D)	330	328
New York Life Insurance
6.750%, 11/15/2039 (D)	255	346
Nordea Bank
4.875%, 05/13/2021 (D)	250	260
Nordea Bank MTN
1.625%, 05/15/2018 (D)	220	220
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (D)	680	861
Nuveen Finance
2.950%, 11/01/2019 (D)	70	70
Pipeline Funding
7.500%, 01/15/2030 (D)	431	513
PNC Bank
3.250%, 01/22/2028	830	799
2.550%, 12/09/2021	780	762
2.500%, 01/22/2021	730	719
2.250%, 07/02/2019	325	323
1.450%, 07/29/2019	1,000	982

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	115

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Bank MTN
2.400%, 10/18/2019	$ 400	$398
Private Export Funding
4.300%, 12/15/2021	570	604
Progressive
4.200%, 03/15/2048	230	235
Protective Life Global Funding
1.722%, 04/15/2019 (D)	870	861
Prudential Financial MTN
5.625%, 05/12/2041	10	12
4.418%, 03/27/2048	205	211
3.878%, 03/27/2028	670	679
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (D)	60	59
Royal Bank of Canada
2.000%, 10/01/2018	183	183
1.875%, 02/05/2020	180	177
Royal Bank of Canada MTN
2.150%, 10/26/2020	160	157
Santander Holdings USA
4.400%, 07/13/2027 (B)	333	331
3.400%, 01/18/2023	569	556
Santander UK
2.375%, 03/16/2020	100	99
Santander UK Group Holdings
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/2024	760	743
2.875%, 08/05/2021	200	196
Standard Chartered
5.700%, 03/26/2044 (D)	600	661
State Street
3.300%, 12/16/2024	70	69
Synchrony Financial
3.950%, 12/01/2027 (B)	936	885
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	14	19
4.900%, 09/15/2044 (D)	240	264
Toronto-Dominion Bank MTN
1.750%, 07/23/2018	72	72
UBS
2.304%, VAR ICE LIBOR USD 3 Month+0.320%, 05/28/2019 (D)	445	445
UBS Group Funding Switzerland
4.253%, 03/23/2028 (D)	410	413
3.491%, 05/23/2023 (D)	1,460	1,442
2.650%, 02/01/2022 (D)	1,045	1,013
US Bancorp MTN
2.950%, 07/15/2022	25	25
US Bank
2.125%, 10/28/2019	260	257

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049	$ 450	$448
WEA Finance
3.750%, 09/17/2024 (D)	210	210
3.250%, 10/05/2020 (D)	1,000	1,001
3.150%, 04/05/2022 (D)	630	623
Wells Fargo
3.000%, 04/22/2026	2,920	2,741
3.000%, 10/23/2026	930	871
2.100%, 07/26/2021	1,550	1,497
Wells Fargo MTN
4.900%, 11/17/2045 (B)	384	403
4.750%, 12/07/2046	200	205
4.650%, 11/04/2044	1	1
4.400%, 06/14/2046	550	534
4.300%, 07/22/2027	1,010	1,015
4.125%, 08/15/2023	900	913
3.500%, 03/08/2022	430	431
3.450%, 02/13/2023	230	227
3.000%, 01/22/2021	575	572
2.625%, 07/22/2022	1,726	1,669
2.150%, 01/30/2020	70	69
Wells Fargo Bank
2.600%, 01/15/2021	1,060	1,045
2.400%, 01/15/2020	3,000	2,975
Wells Fargo Bank MTN
2.150%, 12/06/2019	1,125	1,113
Westpac Banking
4.875%, 11/19/2019	170	175
2.650%, 01/25/2021	560	554
2.600%, 11/23/2020	190	188
XLIT
6.250%, 05/15/2027	268	308
5.500%, 03/31/2045	185	203
5.250%, 12/15/2043 (B)	255	287
		173,812

Health Care – 2.7%
Abbott Laboratories
4.900%, 11/30/2046	367	402
4.750%, 11/30/2036	90	97
3.750%, 11/30/2026	2,280	2,268
3.400%, 11/30/2023	2,165	2,144
AbbVie
4.500%, 05/14/2035	615	630
4.450%, 05/14/2046	209	208
3.600%, 05/14/2025	520	512
3.200%, 11/06/2022	44	43
3.200%, 05/14/2026	445	423
2.900%, 11/06/2022	10	10
2.500%, 05/14/2020	910	898

116	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.800%, 05/14/2018	$500	$500
Aetna
3.875%, 08/15/2047	90	81
2.800%, 06/15/2023	1,800	1,729
2.200%, 03/15/2019	180	179
Allergan Finance
3.250%, 10/01/2022	13	13
Allergan Funding SCS
4.750%, 03/15/2045	14	14
4.550%, 03/15/2035	280	274
3.800%, 03/15/2025 (B)	475	467
3.450%, 03/15/2022	100	99
Allergan Sales
5.000%, 12/15/2021 (D)	535	558
Amgen
5.150%, 11/15/2041	760	845
4.663%, 06/15/2051 (B)	1,158	1,196
4.400%, 05/01/2045	512	511
3.875%, 11/15/2021	150	153
3.625%, 05/22/2024	30	30
2.125%, 05/01/2020	62	61
Anthem
4.625%, 05/15/2042	41	42
3.500%, 08/15/2024	90	88
3.350%, 12/01/2024	1,600	1,553
3.125%, 05/15/2022	468	462
2.950%, 12/01/2022	510	496
2.500%, 11/21/2020	1,612	1,585
2.300%, 07/15/2018	65	65
AstraZeneca
3.375%, 11/16/2025	500	493
Baxalta
3.600%, 06/23/2022	912	909
2.875%, 06/23/2020	500	497
Bayer US Finance
2.375%, 10/08/2019 (D)	1,000	991
Becton Dickinson
4.685%, 12/15/2044	550	553
3.734%, 12/15/2024	70	69
3.700%, 06/06/2027	530	512
3.363%, 06/06/2024	320	308
2.894%, 06/06/2022 (B)	660	640
2.404%, 06/05/2020	785	770
Biogen
3.625%, 09/15/2022	170	172
Boston Scientific
6.000%, 01/15/2020	500	525
Cardinal Health
3.079%, 06/15/2024	130	124
2.616%, 06/15/2022	100	97
Celgene
5.250%, 08/15/2043	40	43

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 08/15/2045	$560	$583
4.550%, 02/20/2048 (B)	165	162
4.350%, 11/15/2047 (B)	379	361
3.900%, 02/20/2028	750	738
3.875%, 08/15/2025	260	258
3.625%, 05/15/2024	69	68
3.550%, 08/15/2022	60	60
3.250%, 02/20/2023	232	228
2.875%, 02/19/2021	230	228
2.750%, 02/15/2023	856	822
2.250%, 08/15/2021	160	155
Cigna
3.050%, 10/15/2027	740	679
Eli Lilly
3.100%, 05/15/2027	110	107
EMD Finance
2.400%, 03/19/2020 (D)	950	940
Fresenius Medical Care US Finance II
6.500%, 09/15/2018 (D)	1,250	1,269
Gilead Sciences
5.650%, 12/01/2041	35	42
4.750%, 03/01/2046	320	345
4.500%, 02/01/2045	10	10
4.150%, 03/01/2047 (B)	607	594
3.700%, 04/01/2024	60	60
3.650%, 03/01/2026	150	151
3.250%, 09/01/2022	265	265
2.950%, 03/01/2027 (B)	115	109
2.550%, 09/01/2020	50	50
1.850%, 09/20/2019	140	138
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	169
Humana
4.950%, 10/01/2044	10	11
4.800%, 03/15/2047	10	10
4.625%, 12/01/2042	40	40
3.950%, 03/15/2027	20	20
3.850%, 10/01/2024	680	683
3.150%, 12/01/2022	390	385
2.900%, 12/15/2022	750	733
Johnson & Johnson
4.500%, 12/05/2043	250	279
3.700%, 03/01/2046	170	169
3.500%, 01/15/2048 (B)	265	253
3.400%, 01/15/2038 (B)	305	293
2.900%, 01/15/2028	870	836
2.625%, 01/15/2025	250	241
Kaiser Foundation Hospitals
3.150%, 05/01/2027	1,100	1,065
Medtronic
4.625%, 03/15/2045	60	66
4.375%, 03/15/2035	76	80

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	117

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 03/15/2024	$590	$597
3.500%, 03/15/2025	200	200
Medtronic Global Holdings SCA
3.350%, 04/01/2027	190	187
Merck
2.750%, 02/10/2025	100	97
2.400%, 09/15/2022	29	28
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	708
Pfizer
4.400%, 05/15/2044 (B)	345	371
4.000%, 12/15/2036	630	653
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	500	472
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026	380	354
1.900%, 09/23/2019	1,000	984
Stryker
4.625%, 03/15/2046	675	721
3.650%, 03/07/2028	965	969
Thermo Fisher Scientific
3.200%, 08/15/2027 (B)	640	606
2.950%, 09/19/2026	335	312
UnitedHealth Group
4.750%, 07/15/2045	200	220
4.625%, 07/15/2035	28	30
4.250%, 04/15/2047 (B)	450	460
3.875%, 10/15/2020	180	184
3.750%, 07/15/2025	70	71
3.375%, 11/15/2021	75	76
3.350%, 07/15/2022	28	28
2.875%, 12/15/2021	765	758
2.875%, 03/15/2023	50	49
2.700%, 07/15/2020	170	169
Wyeth LLC
5.950%, 04/01/2037	130	166
Zimmer Biomet Holdings
2.928%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/2021	750	751
		49,315

Industrials — 1.8%
ABB Finance USA
4.375%, 05/08/2042	30	31
AerCap Ireland Capital DAC
4.500%, 05/15/2021	370	379
3.500%, 01/15/2025	845	815
Air Lease
4.750%, 03/01/2020	755	776
3.625%, 04/01/2027 (B)	515	491
3.625%, 12/01/2027	360	342

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aviation Capital Group
6.750%, 04/06/2021 (D)	$120	$132
BAE Systems
4.750%, 10/11/2021 (D)	750	786
Boeing
4.875%, 02/15/2020	210	219
3.625%, 03/01/2048	155	149
3.550%, 03/01/2038	190	185
3.250%, 03/01/2028 (B)	360	356
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	126
5.400%, 06/01/2041	50	59
4.050%, 06/15/2048 (B)	590	596
3.450%, 09/15/2021	91	93
Canadian Pacific Railway
6.125%, 09/15/2115	44	55
Caterpillar Financial Services MTN
2.750%, 08/20/2021	405	401
Catholic Health Initiatives
4.350%, 11/01/2042	30	28
Cintas No. 2
3.700%, 04/01/2027	140	140
2.900%, 04/01/2022	170	167
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
7.256%, 03/15/2020	73	75
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/2020	153	163
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	590	631
Continental Airlines Pass-Through Trust, Ser 2009-2
7.250%, 11/10/2019	126	133
CSX
3.950%, 05/01/2050	21	19
Delta Air Lines Pass-Through Trust, Ser 2007- 1, Cl A
6.821%, 08/10/2022	93	103
Delta Air Lines Pass-Through Trust, Ser 2010- 1, Cl A
6.200%, 07/02/2018	210	213
Eaton
7.625%, 04/01/2024	75	89
4.150%, 11/02/2042	110	109
2.750%, 11/02/2022	450	439
FedEx
4.550%, 04/01/2046	390	394
4.400%, 01/15/2047	143	141
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (B)	1,081	1,057

118	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.342%, 11/15/2020	$ 695	$679
General Electric
4.500%, 03/11/2044	635	625
2.100%, 12/11/2019	30	30
General Electric MTN
6.875%, 01/10/2039	395	512
6.150%, 08/07/2037	344	409
6.000%, 08/07/2019	185	192
5.875%, 01/14/2038	289	337
5.500%, 01/08/2020	180	187
5.300%, 02/11/2021	109	114
4.650%, 10/17/2021	140	146
4.625%, 01/07/2021	135	140
4.375%, 09/16/2020	10	10
2.319%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	850	723
2.200%, 01/09/2020	43	43
Harris
5.054%, 04/27/2045	80	88
4.854%, 04/27/2035	80	86
International Lease Finance
8.625%, 01/15/2022	170	198
John Deere Capital MTN
2.800%, 09/08/2027	273	257
2.650%, 06/24/2024	565	542
L3 Technologies
5.200%, 10/15/2019	850	876
Lockheed Martin
4.070%, 12/15/2042	91	90
3.550%, 01/15/2026	880	872
3.350%, 09/15/2021	575	579
Mexico City Airport Trust
5.500%, 07/31/2047 (D)	405	370
Northrop Grumman
4.030%, 10/15/2047	825	792
3.250%, 08/01/2023	1,630	1,619
3.250%, 01/15/2028	1,729	1,651
3.200%, 02/01/2027	790	760
2.930%, 01/15/2025	360	345
2.550%, 10/15/2022	1,072	1,039
2.080%, 10/15/2020	775	758
Penske Truck Leasing LP
3.950%, 03/10/2025 (B)(D)	609	610
3.400%, 11/15/2026 (D)	218	208
Republic Services
3.800%, 05/15/2018	1,000	1,001
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (D)	1,050	1,040
2.200%, 03/16/2020 (D)	790	780
Union Pacific
3.000%, 04/15/2027	490	472

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Parcel Service
3.050%, 11/15/2027	$ 60	$58
2.500%, 04/01/2023	90	87
United Technologies
8.875%, 11/15/2019	110	120
4.150%, 05/15/2045	59	57
3.750%, 11/01/2046 (B)	685	618
1.950%, 11/01/2021	85	82
1.778%, 05/04/2018 (E)	850	849
Valmont Industries
5.250%, 10/01/2054	335	335
Waste Management
4.600%, 03/01/2021	90	94
3.500%, 05/15/2024	90	90
3.150%, 11/15/2027	745	710
		32,172

Information Technology — 1.1%
Alibaba Group Holding
4.400%, 12/06/2057	229	218
3.400%, 12/06/2027 (B)	563	535
Analog Devices
3.125%, 12/05/2023	182	178
2.500%, 12/05/2021	495	482
Apple
4.650%, 02/23/2046	270	297
4.375%, 05/13/2045	650	686
3.850%, 05/04/2043	740	729
3.750%, 11/13/2047	360	348
3.450%, 02/09/2045	31	28
3.200%, 05/13/2025	64	63
3.200%, 05/11/2027	665	650
2.850%, 05/06/2021	113	113
2.850%, 05/11/2024 (B)	445	434
2.700%, 05/13/2022	505	499
2.450%, 08/04/2026	730	677
2.150%, 02/09/2022	82	80
2.037%, VAR ICE LIBOR USD 3 Month+0.250%, 05/03/2018	69	69
2.000%, 11/13/2020	190	187
Broadcom
3.875%, 01/15/2027	20	20
3.500%, 01/15/2028 (B)	563	529
3.125%, 01/15/2025	160	151
2.375%, 01/15/2020	1,005	991
Dell International
8.350%, 07/15/2046 (D)	173	219
6.020%, 06/15/2026 (D)	115	124
4.420%, 06/15/2021 (D)	850	872
3.480%, 06/01/2019 (D)	1,275	1,281
Hewlett Packard Enterprise
6.350%, 10/15/2045	355	379

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	119

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intel
3.700%, 07/29/2025	$83	$85
3.300%, 10/01/2021	35	36
3.100%, 07/29/2022	35	35
Mastercard
3.375%, 04/01/2024	250	253
Microsoft
4.750%, 11/03/2055	43	49
4.100%, 02/06/2037	503	533
4.000%, 02/12/2055 (B)	24	24
3.950%, 08/08/2056	140	139
3.700%, 08/08/2046	170	168
3.625%, 12/15/2023 (B)	89	91
3.500%, 02/12/2035	452	447
3.450%, 08/08/2036	10	10
3.300%, 02/06/2027	550	546
2.875%, 02/06/2024	370	364
2.700%, 02/12/2025	90	87
2.400%, 08/08/2026	711	662
2.375%, 02/12/2022	20	20
2.375%, 05/01/2023	20	19
2.000%, 08/08/2023	590	559
Oracle
4.000%, 11/15/2047	469	462
3.900%, 05/15/2035	1,375	1,375
3.800%, 11/15/2037 (B)	539	533
3.250%, 11/15/2027	475	463
2.950%, 11/15/2024	524	510
2.625%, 02/15/2023	796	778
TSMC Global
1.625%, 04/03/2018 (D)	460	460
Visa
4.300%, 12/14/2045	120	129
3.650%, 09/15/2047	460	446
3.150%, 12/14/2025	360	353
2.800%, 12/14/2022	80	79
2.200%, 12/14/2020	80	79
		20,633

Materials — 0.9%
Air Liquide Finance
2.250%, 09/27/2023 (D)	265	251
Amcor Finance USA
3.625%, 04/28/2026 (D)	1,375	1,326
Anglo American Capital
3.625%, 09/11/2024 (D)	510	491
Barrick
5.250%, 04/01/2042	10	11
Barrick North America Finance
5.750%, 05/01/2043	170	198
5.700%, 05/30/2041	790	899

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (D)	$210	$236
5.000%, 09/30/2043	150	173
4.125%, 02/24/2042	40	41
2.875%, 02/24/2022	15	15
CF Industries
4.500%, 12/01/2026 (D)	480	487
3.400%, 12/01/2021 (D)	716	707
Dow Chemical
8.550%, 05/15/2019	1,200	1,274
5.250%, 11/15/2041	25	27
3.000%, 11/15/2022	1,320	1,296
Eastman Chemical
2.700%, 01/15/2020	310	308
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (D)	370	367
Freeport-McMoRan
4.000%, 11/14/2021	280	279
Glencore Funding
4.125%, 05/30/2023 (D)	200	201
4.000%, 03/27/2027 (D)	220	212
2.875%, 04/16/2020 (D)	50	50
International Paper
5.150%, 05/15/2046 (B)	535	565
Nacional del Cobre de Chile
3.625%, 08/01/2027 (D)	680	661
OCP
4.500%, 10/22/2025 (D)	290	286
Sherwin-Williams
4.500%, 06/01/2047	215	214
3.450%, 06/01/2027 (B)	226	216
2.750%, 06/01/2022 (B)	589	574
Southern Copper
5.250%, 11/08/2042	1,130	1,181
Teck Resources
6.250%, 07/15/2041	5	5
Vale Overseas
6.875%, 11/21/2036	310	364
6.250%, 08/10/2026	1,140	1,277
Vulcan Materials
4.500%, 06/15/2047	260	246
WestRock MWV
7.375%, 09/01/2019	750	795
		15,233

Real Estate — 1.0%
Alexandria Real Estate Equities
3.450%, 04/30/2025	750	726
2.750%, 01/15/2020	591	588

120	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Campus Communities Operating Partnership
3.625%, 11/15/2027 (B)	$745	$709
American Tower
3.600%, 01/15/2028	694	659
3.000%, 06/15/2023	495	478
Boston Properties
5.625%, 11/15/2020	450	476
3.200%, 01/15/2025	1,112	1,074
Brandywine Operating Partnership
3.950%, 02/15/2023	128	129
3.950%, 11/15/2027	426	413
CC Holdings GS V
3.849%, 04/15/2023	700	703
DDR
4.625%, 07/15/2022	665	689
4.250%, 02/01/2026	170	169
Duke Realty
4.375%, 06/15/2022	50	52
Education Realty Operating Partnership
4.600%, 12/01/2024	505	512
ERP Operating
4.625%, 12/15/2021	64	67
HCP
4.250%, 11/15/2023	580	594
4.000%, 12/01/2022	450	459
2.625%, 02/01/2020	28	27
Healthcare Realty Trust
3.875%, 05/01/2025	200	197
3.750%, 04/15/2023	400	401
Mid-America Apartments
4.300%, 10/15/2023	250	259
4.000%, 11/15/2025	300	301
3.750%, 06/15/2024	585	581
3.600%, 06/01/2027	235	227
Public Storage
3.094%, 09/15/2027	518	497
2.370%, 09/15/2022	653	629
Realty Income
3.875%, 04/15/2025	436	435
3.250%, 10/15/2022	70	69
Regency Centers
4.125%, 03/15/2028	279	280
3.600%, 02/01/2027	238	228
Simon Property Group
4.375%, 03/01/2021	38	39
SL Green Realty
7.750%, 03/15/2020	1,350	1,466
STORE Capital
4.500%, 03/15/2028	913	907
Tanger Properties
3.875%, 12/01/2023	315	313

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 12/01/2024	$295	$290
UDR
3.700%, 10/01/2020	675	684
Ventas Realty
4.125%, 01/15/2026	29	29
3.850%, 04/01/2027	500	489
Washington Prime Group
5.950%, 08/15/2024 (B)	225	215
Welltower
6.125%, 04/15/2020	525	556
4.500%, 01/15/2024	102	105
		17,721

Telecommunication Services — 1.5%
AT&T
6.000%, 08/15/2040	925	1,045
5.800%, 02/15/2019	210	215
5.450%, 03/01/2047 (B)	584	620
5.300%, 08/14/2058	110	111
5.250%, 03/01/2037	1,965	2,079
5.150%, 03/15/2042	25	26
5.150%, 02/14/2050	233	235
4.900%, 08/14/2037 (B)	335	337
4.800%, 06/15/2044	1,320	1,288
4.500%, 03/09/2048 (B)	485	451
4.450%, 04/01/2024	314	324
4.350%, 06/15/2045	735	672
4.125%, 02/17/2026 (B)	500	501
3.950%, 01/15/2025	370	370
3.900%, 08/14/2027	1,088	1,095
3.875%, 08/15/2021	70	71
3.400%, 05/15/2025	2,681	2,583
3.000%, 06/30/2022	180	177
Bharti Airtel
4.375%, 06/10/2025 (D)	200	194
Rogers Communications
6.800%, 08/15/2018	1,000	1,016
Sprint Spectrum
4.738%, 03/20/2025 (D)	1,485	1,490
3.360%, 09/20/2021 (D)	2,585	2,569
Telefonica Emisiones
5.462%, 02/16/2021	23	25
Telefonica Emisiones SAU
5.213%, 03/08/2047	345	366
5.134%, 04/27/2020	362	376
4.665%, 03/06/2038 (B)	253	256
4.103%, 03/08/2027	170	170
Verizon Communications
5.500%, 03/16/2047 (B)	521	578
5.250%, 03/16/2037	830	895
5.150%, 09/15/2023 (B)	330	356
4.862%, 08/21/2046 (B)	660	666

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	121

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.600%, 04/01/2021	$200	$209
4.522%, 09/15/2048	1,130	1,089
4.500%, 08/10/2033	430	435
4.400%, 11/01/2034	1,672	1,651
4.272%, 01/15/2036	745	713
4.125%, 03/16/2027	250	253
4.125%, 08/15/2046 (B)	919	827
3.850%, 11/01/2042	750	661
3.376%, 02/15/2025	218	214
2.946%, 03/15/2022	60	59
2.625%, 08/15/2026	90	82
		27,350

Utilities — 2.0%
AEP Texas
6.650%, 02/15/2033	500	641
Alabama Power
3.700%, 12/01/2047	1,226	1,176
Appalachian Power
3.300%, 06/01/2027	370	359
Arizona Public Service
2.200%, 01/15/2020	20	20
Baltimore Gas & Electric
3.750%, 08/15/2047	229	220
Berkshire Hathaway Energy
3.750%, 11/15/2023	156	159
3.250%, 04/15/2028 (D)	270	261
Boston Gas
4.487%, 02/15/2042 (D)	35	38
Brooklyn Union Gas
4.273%, 03/15/2048 (D)	345	358
Carolina Power & Light
5.300%, 01/15/2019	175	178
2.800%, 05/15/2022	25	25
Cleco Power
6.000%, 12/01/2040	700	832
Comision Federal de Electricidad
4.750%, 02/23/2027 (D)	240	241
Commonwealth Edison
4.000%, 03/01/2048	231	232
3.750%, 08/15/2047	153	147
2.950%, 08/15/2027	173	166
Connecticut Light & Power
4.000%, 04/01/2048	367	375
Consolidated Edison of New York
4.450%, 03/15/2044	690	733
Dominion Energy
2.500%, 12/01/2019	385	380
2.000%, 08/15/2021	340	325
1.600%, 08/15/2019	450	442
DTE Energy
1.500%, 10/01/2019	395	386

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy
3.550%, 09/15/2021	$76	$77
3.150%, 08/15/2027	653	615
2.400%, 08/15/2022	340	326
1.800%, 09/01/2021	520	495
Duke Energy Carolinas
4.300%, 06/15/2020	39	40
4.250%, 12/15/2041	28	29
3.750%, 06/01/2045	680	658
2.500%, 03/15/2023	380	369
Duke Energy Florida
3.850%, 11/15/2042	215	211
3.200%, 01/15/2027	445	435
Duke Energy Indiana
4.200%, 03/15/2042	30	31
3.750%, 07/15/2020	52	53
Duke Energy Progress
4.100%, 05/15/2042	425	438
Duquesne Light Holdings
6.400%, 09/15/2020 (D)	500	535
3.616%, 08/01/2027 (D)	655	629
Electricite de France
6.000%, 01/22/2114 (B)(D)	430	460
Entergy
5.125%, 09/15/2020	400	416
Entergy Louisiana
4.000%, 03/15/2033	451	460
Entergy Texas
7.125%, 02/01/2019	1,000	1,033
Eversource Energy
2.900%, 10/01/2024	1,160	1,114
Exelon
3.950%, 06/15/2025	375	376
FirstEnergy
4.250%, 03/15/2023	340	348
3.900%, 07/15/2027	615	604
FirstEnergy, Ser C
7.375%, 11/15/2031	720	947
Florida Power & Light
3.950%, 03/01/2048	425	433
Georgia Power
4.300%, 03/15/2042	115	117
Indiana Michigan Power
4.550%, 03/15/2046	565	600
ITC Holdings
4.050%, 07/01/2023	402	411
3.650%, 06/15/2024	633	633
3.350%, 11/15/2027 (D)	328	313
Jersey Central Power & Light
7.350%, 02/01/2019	100	104
4.700%, 04/01/2024 (D)	700	743

122	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kansas City Power & Light
5.300%, 10/01/2041	$ 100	$114
KeySpan Gas East
2.742%, 08/15/2026 (D)	350	328
Metropolitan Edison
3.500%, 03/15/2023 (D)	350	351
MidAmerican Energy
4.800%, 09/15/2043	320	363
4.250%, 05/01/2046	200	211
Mississippi Power
2.942%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/2020	500	500
NextEra Energy Capital Holdings
2.300%, 04/01/2019	500	497
NiSource
5.800%, 02/01/2042	149	174
2.650%, 11/17/2022	600	581
Northern States Power
3.600%, 09/15/2047	308	294
Oncor Electric Delivery
5.250%, 09/30/2040	250	299
Oncor Electric Delivery LLC
6.800%, 09/01/2018	460	467
Pacific Gas & Electric
6.050%, 03/01/2034	530	632
5.800%, 03/01/2037	70	80
5.400%, 01/15/2040	42	48
4.500%, 12/15/2041	48	48
4.450%, 04/15/2042	390	388
3.950%, 12/01/2047 (D)	153	142
3.300%, 12/01/2027 (B)(D)	560	530
3.250%, 09/15/2021	12	12
PECO Energy
4.150%, 10/01/2044	930	980
3.150%, 10/15/2025	605	595
Pennsylvania Electric
5.200%, 04/01/2020	200	207
Perusahaan Listrik Negara MTN
4.125%, 05/15/2027 (D)	670	645
Progress Energy
3.150%, 04/01/2022	280	277
Public Service of New Hampshire
3.500%, 11/01/2023	205	207
Sempra Energy
4.000%, 02/01/2048 (B)	521	485
2.900%, 02/01/2023	593	580
South Carolina Electric & Gas
5.100%, 06/01/2065	82	87
Southern
3.250%, 07/01/2026 (B)	158	150
2.150%, 09/01/2019	855	844

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern California Edison
4.125%, 03/01/2048	$ 173	$177
4.050%, 03/15/2042	5	5
3.500%, 10/01/2023	205	207
Southern Gas Capital
4.400%, 05/30/2047	500	507
2.450%, 10/01/2023	345	327
Southwestern Electric Power
3.900%, 04/01/2045	160	154
3.850%, 02/01/2048	290	275
2.750%, 10/01/2026	112	105
Southwestern Public Service
3.700%, 08/15/2047	340	327
Texas-New Mexico Power
9.500%, 04/01/2019 (D)	1,100	1,170
Virginia Electric & Power
4.650%, 08/15/2043	630	685
2.950%, 01/15/2022	330	328
		37,130

Total Corporate Obligations (Cost $507,889) ($ Thousands)		504,399

ASSET-BACKED SECURITIES — 8.3%

Automotive — 1.0%

Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	70	70
Ally Auto Receivables Trust, Ser 2015-1, Cl A4
1.750%, 05/15/2020	307	306
Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/2020	251	250
Ally Auto Receivables Trust, Ser 2018-1, Cl A4
2.530%, 02/15/2023	284	282
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (D)	737	731
Avis Budget Rental Car Funding AESOP, Ser 2016-2A, Cl A
2.720%, 11/20/2022 (D)	345	338
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	970	963
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A4
2.130%, 05/20/2020	352	351
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	494	492
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	260	259

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	123

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/20/2021	$ 218	$215
Capital Auto Receivables Asset Trust, Ser 2018-1, Cl A4
2.930%, 06/20/2022 (D)	780	780
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (D)	610	608
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (D)	1,330	1,314
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	328	327
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (D)	974	966
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (D)	1,201	1,192
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (D)	1,158	1,142
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (D)	435	431
Hertz Vehicle Financing II, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (D)	573	568
Hertz Vehicle Financing II, Ser 2016-3A, Cl B
3.110%, 07/25/2020 (D)	254	253
Hertz Vehicle Financing II, Ser 2016-4A, Cl A
2.650%, 07/25/2022 (D)	811	792
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (D)	640	634
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (D)	657	651
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (D)	1,699	1,677
Hertz Vehicle Financing II, Ser 2018-1A, Cl B
3.600%, 02/25/2024 (D)	370	366
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (D)	521	520
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	1,925	1,912
Nissan Auto Receivables Owner Trust, Ser 2016-C, Cl A2A
1.070%, 05/15/2019	35	35
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4
1.680%, 12/15/2020	251	250
		18,675

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Credit Cards — 0.5%

American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	$ 745	$738
Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
2.152%, VAR LIBOR USD 1 Month+0.330%, 01/21/2025	1,813	1,813
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/2023	351	348
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	229	224
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl A
1.580%, 09/15/2022	1,429	1,407
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024	53	53
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	1,501	1,457
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	538	529
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	844	832
World Financial Network Credit Card Master Trust, Ser 2017-C, Cl A
2.310%, 08/15/2024	1,386	1,361
		8,762

Mortgage Related Securities — 6.0%

ACE Securities Home Equity Loan Trust, Ser 2005-HE6, Cl A2D
2.232%, VAR ICE LIBOR USD 1 Month+0.360%, 10/25/2035	691	693
ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
2.092%, VAR ICE LIBOR USD 1 Month+0.220%, 12/25/2035	830	830
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
2.922%, VAR ICE LIBOR USD 1 Month+1.050%, 01/25/2034	505	470
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
2.122%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	1,188	1,184

124	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Airspeed, Ser 2007-1A, Cl G2
2.057%, VAR LIBOR USD 1 Month+0.280%, 06/15/2032 (D)	$ 287	$253
Ally Master Owner Trust, Ser 2017-1, Cl A
2.177%, VAR LIBOR USD 1 Month+0.400%, 02/15/2021	372	373
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
2.632%, VAR ICE LIBOR USD 1 Month+0.760%, 09/25/2033	119	118
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2005-R10, Cl M1
2.282%, VAR ICE LIBOR USD 1 Month+0.410%, 01/25/2036	2,491	2,487
Argent Securities, Ser 2003-W5, Cl M1
2.922%, VAR ICE LIBOR USD 1 Month+1.050%, 10/25/2033	193	194
Ballyrock CLO, Ser 2017-1A, Cl A1R
2.895%, VAR ICE LIBOR USD 3 Month+1.150%, 10/20/2026 (D)	150	150
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
2.847%, VAR ICE LIBOR USD 1 Month+0.975%, 12/25/2034	429	430
Brazos Higher Education Authority, Ser 2010- 1, Cl A2
3.144%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	850	868
Brazos Higher Education Authority, Ser 2011- 2, Cl A3
2.745%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	400	404
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
2.302%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2031 (D)	82	80
Cent 18, Ser 2013-18A, Cl A
2.865%, VAR ICE LIBOR USD 3 Month+1.120%, 07/23/2025 (D)	466	466
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.084%, 11/25/2034	68	70
CIT Education Loan Trust, Ser 2007-1, Cl A
2.376%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (D)	432	409
Citifinancial Mortgage Securities, Ser 2004- 1, Cl AF4
5.070%, 04/25/2034	348	356
College Ave Student Loans, Ser 2017-A, Cl A1
3.522%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (D)	536	549

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
2.372%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	$ 552	$546
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
2.412%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	415	402
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
4.746%, 04/25/2047	441	426
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
1.917%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	619	584
CWHEQ Revolving Home Equity Loan Trust, Ser 2005-D, Cl 2A
1.967%, VAR ICE LIBOR USD 1 Month+0.190%, 11/15/2035	262	247
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (D)	163	163
Eaton Vance CLO, Ser 2017-1A, Cl AR
2.922%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (D)	575	575
Educational Funding of the South, Ser 2011- 1, Cl A2
2.395%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	228	228
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
2.607%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	751	752
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
2.872%, VAR ICE LIBOR USD 1 Month+1.000%, 08/25/2034	673	654
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	266	260
GSAMP Trust, Ser 2006-HE1, Cl A2D
2.182%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	1,363	1,363
GSAMP Trust, Ser 2006-NC1, Cl A3
2.162%, VAR ICE LIBOR USD 1 Month+0.290%, 02/25/2036	2,630	2,624
Higher Education Funding, Ser 2014-1, Cl A
2.994%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (D)	455	459
HSI Asset Securitization Trust, Ser 2006- OPT4, Cl 1A1
2.042%, VAR ICE LIBOR USD 1 Month+0.170%, 03/25/2036	2,190	2,173

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	125

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	$ 248	$251
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	331	328
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	63	64
Magnetite XII, Ser 2016-12A, Cl AR
3.052%, VAR ICE LIBOR USD 3 Month+1.330%, 04/15/2027 (D)	600	600
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	618	640
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
2.547%, VAR ICE LIBOR USD 1 Month+0.675%, 12/25/2034	670	654
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.377%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (D)	684	707
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
2.477%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (D)	236	237
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (D)	239	239
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (D)	1,435	1,458
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.927%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (D)	423	443
Navient Private Education Loan Trust, Ser 2017-A, Cl A1
2.177%, VAR ICE LIBOR USD 1 Month+0.400%, 12/16/2058 (D)	542	543
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
2.677%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (D)	756	764
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.382%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	1,580	1,575
Navient Student Loan Trust, Ser 2014-2, Cl A
2.512%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	728	726
Navient Student Loan Trust, Ser 2014-3, Cl A
2.492%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	737	734

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-4, Cl A
2.492%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	$ 415	$413
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.572%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (D)	3,213	3,223
Navient Student Loan Trust, Ser 2016-2A, Cl A3
3.372%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2065 (D)	1,270	1,326
Navient Student Loan Trust, Ser 2017-1A, Cl A2
2.622%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (D)	700	706
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.922%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (D)	942	955
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.922%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (D)	2,010	2,056
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.672%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (D)	907	912
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.925%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	334	330
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.905%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	273	273
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.855%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	2,093	2,062
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.308%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	328	323
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
1.778%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	2,526	2,488
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
1.838%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	272	268
Nelnet Student Loan Trust, Ser 2006-2, Cl A6
1.865%, VAR ICE LIBOR USD 3 Month+0.120%, 04/25/2031	1,476	1,487
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
2.025%, VAR ICE LIBOR USD 3 Month+0.350%, 03/25/2026 (D)	89	87
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
3.594%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/2024	490	497

126	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
2.421%, VAR ICE LIBOR USD 1 Month+0.800%, 04/25/2046 (D)	$ 232	$234
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
2.471%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2048 (D)	435	437
Nelnet Student Loan Trust, Ser 2013-1A, Cl A
2.221%, VAR ICE LIBOR USD 1 Month+0.600%, 06/25/2041 (D)	1,103	1,108
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
2.471%, VAR ICE LIBOR USD 1 Month+0.850%, 07/27/2037 (D)	950	955
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.822%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (D)	500	504
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
2.472%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (D)	669	667
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.421%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (D)	755	763
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.642%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (D)	1,185	1,184
Nelnet Student Loan Trust, Ser 2017-3A, Cl A
2.722%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2066 (D)	1,120	1,128
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
2.592%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (D)	130	126
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
2.607%, VAR ICE LIBOR USD 1 Month+0.735%, 07/25/2035	619	620
North Carolina State, Education Assistance Authority, Ser 2011-2, Cl A2
2.545%, VAR ICE LIBOR USD 3 Month+0.800%, 07/25/2025	217	217
Option One Mortgage Loan Trust, Ser 2005- 4, Cl M1
2.312%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	934	933
Option One Mortgage Loan Trust, Ser 2006- 1, Cl 1A1
2.092%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036	2,186	2,165
Ownit Mortgage Loan Trust, Ser 2005-3, Cl A3
2.872%, VAR ICE LIBOR USD 1 Month+1.000%, 06/25/2036	91	91

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
People’s Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
2.757%, VAR ICE LIBOR USD 1 Month+0.885%, 06/25/2034	$ 650	$641
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl A
2.410%, 09/15/2023 (D)	458	457
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	169	177
RAMP Trust, Ser 2005-EFC4, Cl M3
2.352%, VAR ICE LIBOR USD 1 Month+0.480%, 09/25/2035	790	789
RAMP Trust, Ser 2006-RZ1, Cl M1
2.272%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2036	1,116	1,115
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.748%, 06/25/2033	8	8
Scholar Funding Trust, Ser 2011-A, Cl A
2.660%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (D)	191	189
SLC Student Loan Trust, Ser 2005-3, Cl A4
2.275%, VAR ICE LIBOR USD 3 Month+0.150%, 12/15/2039	1,240	1,183
SLM Student Loan Trust, Ser 2003-1, Cl A5C
2.875%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (D)	489	487
SLM Student Loan Trust, Ser 2003-10A, Cl A3
2.595%, VAR LIBOR USD 3 Month+0.550%, 12/15/2027 (D)	1,182	1,191
SLM Student Loan Trust, Ser 2004-10, Cl A7A
2.495%, VAR ICE LIBOR USD 3 Month+0.750%, 10/25/2029 (D)	1,196	1,195
SLM Student Loan Trust, Ser 2005-6, Cl A5B
2.945%, VAR ICE LIBOR USD 3 Month+1.200%, 07/27/2026	15	15
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.915%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	540	526
SLM Student Loan Trust, Ser 2006-3, Cl A5
1.845%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	981	970
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.905%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	540	525
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.805%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	1,048	1,020
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.125%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	978	978

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	127

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-7, Cl B
2.495%, VAR ICE LIBOR USD 3 Month+0.750%, 10/27/2070	$ 1,050	$994
SLM Student Loan Trust, Ser 2008-2, Cl A3
2.495%, VAR ICE LIBOR USD 3 Month+0.750%, 04/25/2023	1,194	1,190
SLM Student Loan Trust, Ser 2008-2, Cl B
2.945%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	160	155
SLM Student Loan Trust, Ser 2008-3, Cl B
2.945%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	160	157
SLM Student Loan Trust, Ser 2008-4, Cl A4
3.395%, VAR ICE LIBOR USD 3 Month+1.650%, 07/25/2022	983	1,006
SLM Student Loan Trust, Ser 2008-4, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	160	164
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.445%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	667	684
SLM Student Loan Trust, Ser 2008-5, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	160	166
SLM Student Loan Trust, Ser 2008-6, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	160	165
SLM Student Loan Trust, Ser 2008-7, Cl B
3.595%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	160	164
SLM Student Loan Trust, Ser 2008-8, Cl B
3.995%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	160	169
SLM Student Loan Trust, Ser 2008-9, Cl A
3.245%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	554	566
SLM Student Loan Trust, Ser 2008-9, Cl B
3.995%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	160	169
SLM Student Loan Trust, Ser 2009-3, Cl A
2.622%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2045 (D)	772	769
SLM Student Loan Trust, Ser 2010-1, Cl A
2.272%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	166	163
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.822%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	1,854	1,863
SLM Student Loan Trust, Ser 2012-2, Cl A
2.572%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	901	899

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2012-6, Cl A3
2.622%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	$ 180	$179
SLM Student Loan Trust, Ser 2013-4, Cl A
2.422%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	517	518
SLM Student Loan Trust, Ser 2013-B, Cl A2B
2.877%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (D)	86	87
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (D)	177	178
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (D)	208	203
SMB Private Education Loan Trust, Ser 2015- A, Cl A2A
2.490%, 06/15/2027 (D)	276	273
SMB Private Education Loan Trust, Ser 2015- A, Cl A2B
2.777%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (D)	584	589
SMB Private Education Loan Trust, Ser 2015- B, Cl A2A
2.980%, 07/15/2027 (D)	385	383
SMB Private Education Loan Trust, Ser 2015- B, Cl A2B
2.977%, VAR ICE LIBOR USD 1 Month+1.200%, 07/15/2027 (D)	2,253	2,277
SMB Private Education Loan Trust, Ser 2015- C, Cl A2A
2.750%, 07/15/2027 (D)	453	450
SMB Private Education Loan Trust, Ser 2015- C, Cl A2B
3.177%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (D)	339	344
SMB Private Education Loan Trust, Ser 2016- A, Cl A2A
2.700%, 05/15/2031 (D)	2,074	2,043
SMB Private Education Loan Trust, Ser 2016- A, Cl A2B
3.277%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (D)	1,893	1,950
SMB Private Education Loan Trust, Ser 2016- B, Cl A2A
2.430%, 02/17/2032 (D)	953	929
SMB Private Education Loan Trust, Ser 2016- B, Cl A2B
3.227%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (D)	1,740	1,787
SMB Private Education Loan Trust, Ser 2016- C, Cl A2A
2.340%, 09/15/2034 (D)	1,314	1,274

128	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2016- C, Cl A2B
2.877%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (D)	$ 916	$932
SMB Private Education Loan Trust, Ser 2017- A, Cl A2B
2.677%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (D)	100	101
SMB Private Education Loan Trust, Ser 2017- B, Cl A2B
2.527%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (D)	929	934
SoFi Professional Loan Program, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (D)	523	518
SoFi Professional Loan Program, Ser 2016-D, Cl A1
2.822%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (D)	134	135
SoFi Professional Loan Program, Ser 2016-E, Cl A1
2.722%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (D)	347	350
SoFi Professional Loan Program, Ser 2017-A, Cl A1
2.572%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (D)	323	326
SoFi Professional Loan Program, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (D)	463	458
SoFi Professional Loan Program, Ser 2017-C, Cl A2B
2.630%, 07/25/2040 (D)	674	661
SoFi Professional Loan Program, Ser 2017-E, Cl A1
2.372%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (D)	318	318
SoFi Professional Loan Program, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (D)	1,157	1,137
SoFi Professional Loan Program, Ser 2017-F, Cl A2FX
2.840%, 01/25/2041 (D)	827	813
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
2.422%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	495	483
Structured Asset Investment Loan Trust, Ser 2005-HE1, Cl M1
2.577%, VAR ICE LIBOR USD 1 Month+0.705%, 07/25/2035	1,415	1,417

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF4, Cl M2
2.302%, VAR ICE LIBOR USD 1 Month+0.430%, 11/25/2035	$ 565	$566
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (C)(D)	1,249	1,237
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (D)	880	872
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (D)	430	425
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (D)	925	916
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (D)	950	936
VOLT XL, Ser 2015-NP14, Cl A1
4.375%, 11/27/2045 (D)	57	57
Voya CLO, Ser 2016-1A, Cl A1R
3.064%, VAR ICE LIBOR USD 3 Month+1.330%, 04/18/2026 (D)	610	610
Voya CLO, Ser 2017-3A, Cl A1R
2.784%, VAR ICE LIBOR USD 3 Month+1.050%, 01/18/2026 (D)	500	500
		109,416

Other Asset-Backed Securities — 0.8%

AstraZeneca, Ser 2017-1, Cl A2
3.125%, 06/12/2027	355	340
Babson CLO, Ser 2017-IA, Cl AR
2.545%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (D)	500	500
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (D)	254	253
Navient Student Loan Trust, Ser 2015-1, Cl A2
2.472%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	154	154
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.722%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (D)	364	367
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
2.321%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (D)	2,060	2,075
Octagon Investment Partners 25, Ser 2018- 1A, Cl AR
2.704%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (D)	350	350
SBA Small Business Investment, Ser 2018- 10A, Cl 1
3.187%, 03/10/2028	320	322
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.865%, VAR ICE LIBOR USD 3 Month+0.150%, 10/25/2029	1,015	1,009

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	129

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2006-1, Cl A5
1.855%, VAR ICE LIBOR USD 3 Month+0.110%, 07/26/2021	$ 1,138	$1,121
SLM Student Loan Trust, Ser 2006-10, Cl A6
1.895%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	480	463
SLM Student Loan Trust, Ser 2007-1, Cl A6
1.885%, VAR ICE LIBOR USD 3 Month+0.140%, 01/27/2042	507	490
SLM Student Loan Trust, Ser 2018-9, Cl A7A
2.341%, VAR ICE LIBOR USD 3 Month+0.600%, 01/25/2041	305	306
SMB Private Education Loan Trust, Ser 2018- A, Cl A2A
3.500%, 02/15/2036 (D)	1,957	1,957
SMB Private Education Loan Trust, Ser 2018- A, Cl A2B
2.380%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2036 (D)	381	381
SoFi Professional Loan Program, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (D)	1,057	1,044
SoFi Professional Loan Program, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (D)	1,014	1,019
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.472%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (D)	2,226	2,225
Verizon Owner Trust, Ser 2018-1A, Cl A1A
2.820%, 09/20/2022 (D)	545	545
		14,921

Total Asset-Backed Securities (Cost $150,716) ($ Thousands)		151,774

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
FHLB
3.000%, 09/11/2026	590	592
2.125%, 02/11/2020	160	159
1.375%, 11/15/2019	1,370	1,351
FHLB DN
1.797%, 06/15/2018 (A)	3,170	3,159
1.663%, 04/05/2018 (A)	1,110	1,110
1.651%, 04/11/2018 (A)	2,510	2,509
1.511%, 05/09/2018 (A)	2,060	2,056
1.508%, 06/14/2018 (A)	940	937
1.483%, 05/25/2018 (A)	1,290	1,287
1.477%, 05/16/2018 (A)	1,370	1,367
1.466%, 05/15/2018 (A)	1,430	1,427
1.436%, 04/30/2018 (A)	2,540	2,537
1.423%, 04/04/2018 (A)	10,000	9,999
1.382%, 04/27/2018 (A)	1,120	1,119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.372%, 04/25/2018 (A)	$ 4,330	$4,325
FHLMC
3.500%, 12/01/2047	198	199
3.500%, 01/01/2048	1,022	1,026
3.500%, 02/01/2048	677	680
3.500%, 03/01/2048	3,395	3,416
FHLMC ARM
2.805%, VAR ICE LIBOR USD 12 Month+1.640%, 01/01/2047	619	619
2.428%, VAR ICE LIBOR USD 12 Month+1.649%, 05/01/2043	337	334
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	1,241	1,239
FHLMC CMO, Ser 2018-4782
4.500%, 11/15/2044	1,571	1,637
FICO STRIPS, PO
0.000%, 05/11/2018 (A)	460	459
FNMA
4.500%, 05/01/2047	614	643
4.000%, 02/01/2048	817	842
4.000%, 03/01/2048	546	564
4.000%, 03/01/2048	530	547
4.000%, 04/01/2048	1,900	1,952
3.500%, 11/01/2047	326	328
3.500%, 01/01/2048	2,748	2,758
3.500%, 01/01/2048	1,950	1,972
3.500%, 02/01/2048	1,157	1,161
3.500%, 04/01/2048	5,050	5,065
3.000%, 06/01/2031	851	857
2.860%, 10/09/2019 (A)	5,020	4,842
FNMA ARM
3.013%, VAR ICE LIBOR USD 12 Month+1.602%, 02/01/2048	365	364
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,424	1,422
FNMA CMO, Ser 2018-15, Cl CA
3.000%, 03/25/2048	319	318
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	305	304
FNMA, Ser M2, Cl A2
2.903%, 01/25/2028 (C)	500	485

Total U.S. Government Agency Obligations (Cost $67,887) ($ Thousands)		67,967

SOVEREIGN DEBT — 1.3%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (D)	275	257
2.500%, 10/11/2022 (D)	1,090	1,050
Chile Government International Bond
3.240%, 02/06/2028	1,145	1,123

130	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Colombia Government International Bond
5.625%, 02/26/2044	$690	$752
5.000%, 06/15/2045	830	842
Export-Import Bank of India
3.375%, 08/05/2026 (D)	350	329
Export-Import Bank of Korea
3.000%, 11/01/2022	899	880
2.500%, 11/01/2020	423	416
Indonesia Government International Bond
5.250%, 01/08/2047 (D)	200	213
5.125%, 01/15/2045 (D)	200	208
3.850%, 07/18/2027 (D)	600	588
3.750%, 04/25/2022 (D)	740	741
3.500%, 01/11/2028 (D)	235	225
2.950%, 01/11/2023 (D)	1,050	1,013
Israel Government International Bond
4.125%, 01/17/2048	605	581
Japan Bank for International Cooperation
2.250%, 02/24/2020	1,006	997
Kazakhstan Government International Bond
4.875%, 10/14/2044 (D)	660	658
Kuwait International Government Bond
3.500%, 03/20/2027 (D)	450	441
Mexico Government International Bond MTN
6.050%, 01/11/2040	100	113
5.750%, 10/12/2110	243	247
4.750%, 03/08/2044	3,870	3,764
4.600%, 02/10/2048	958	909
3.750%, 01/11/2028	784	758
3.600%, 01/30/2025	520	513
Panama Government International Bond
4.500%, 05/15/2047	640	650
Peruvian Government International Bond
6.550%, 03/14/2037	320	409
5.625%, 11/18/2050	364	438
Province of Quebec Canada
2.625%, 02/13/2023	620	611
Republic of Poland Government International Bond
5.000%, 03/23/2022	100	107
4.000%, 01/22/2024	1,757	1,825
Saudi Government International Bond MTN
3.625%, 03/04/2028 (D)	222	211
2.875%, 03/04/2023 (D)	1,640	1,578
Uruguay Government International Bond
5.100%, 06/18/2050	650	666

Total Sovereign Debt (Cost $24,557) ($ Thousands)		24,113

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (A) — 0.7%
JPMorgan Securities
2.284%, 06/25/2018 (D)	$2,620	$2,605
MUFG Bank NY
2.314%, 06/25/2018	2,540	2,525
Natixis NY
2.314%, 06/25/2018	2,560	2,546
Royal Bank of Canada
2.303%, 06/22/2018	1,780	1,771
Standard Chartered Bank
2.343%, 06/22/2018 (D)	2,650	2,636

Total Commercial Paper (Cost $12,085) ($ Thousands)		12,083

MUNICIPAL BONDS — 0.4%

California — 0.1%
California State, GO
7.600%, 11/01/2040	340	526
6.200%, 03/01/2019	300	310
Los Angeles, Community College District, GO
6.750%, 08/01/2049	560	830
State of California, GO
6.650%, 03/01/2022	250	279
		1,945

Illinois — 0.0%
Carlyle City, GO
4.381%, 07/15/2019	12	12

Massachusetts — 0.1%
Commonwealth of Massachusetts, Ser D, GO
4.500%, 08/01/2031	1,110	1,220

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	390	578

New York — 0.1%
New York and New Jersey, Port Authority, RB 4.458%, 10/01/2062	780	854
New York City, Transitional Finance Authority,
Future Tax Secured Revenue, RB 5.508%, 08/01/2037	275	341
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-5, RB
Callable 08/01/2027 @ 100 3.280%, 08/01/2029	595	581

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	131

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, RB
5.500%, 03/15/2030	$ 400	$463

		2,239

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	226	247

Texas — 0.1%
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049 (B)	531	779

Total Municipal Bonds (Cost $6,590) ($ Thousands)		7,020

CERTIFICATE OF DEPOSIT — 0.2%
Norinchukin Bank NY
2.280%, 06/28/2018	3,470	3,470

Total Certificate of Deposit (Cost $3,470) ($ Thousands)		3,470

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 5.9%
SEI Liquidity Fund, L.P.
1.750% **†(F)	106,953,545	$106,931

Total Affiliated Partnership (Cost $106,942) ($ Thousands)		106,931

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	76,337,583	76,338

Total Cash Equivalent (Cost $76,338) ($ Thousands)		76,338

Total Investments in Securities— 117.7% (Cost $2,162,642) ($ Thousands)		$2,150,474

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(G) (Cost $87) ($ Thousands)	425	$101

WRITTEN OPTIONS* — 0.0%

Total Written Options(G) (Premiums Received $119) ($ Thousands)	(305)	$(132)

A list of the open contracts held by the Fund at March 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Call Options
U.S. 10 Year Future Option*	91	$11,024	$121.50	04/21/18	$28
U.S. 10 Year Future Option*	139	–	121.75	04/21/18	26
U.S. 10 Year Future Option*	67	8,116	122.00	04/21/18	11
U.S. 5 Year Future Option*	128	14,651	114.50	04/21/18	36

Total Purchased Options		$33,791			$101

WRITTEN OPTIONS — 0.0%

Put Options
U.S. 10 Year Future Option*	(119)	(14,416)	119.50	04/21/18	(5)

Call Options
U.S. 10 Year Future Option*	(64)	(7,753)	121.50	05/19/18	(39)
U.S. 10 Year Future Option*	(30)	(3,634)	123.00	05/19/18	(6)
U.S. Bond Future Option*	(6)	(879)	150.00	05/19/18	(4)

132	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS (continued)
U.S. Bond Future Option*	(86)	$(12,610)	$147.00	04/21/18	$(78)

		(24,876)			(127)

Total Written Options		$(39,292)			$(132)

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	28	Mar-2021	$6,821	$6,802	$(18)
90-Day Euro$	(93)	Dec-2018	(22,777)	(22,670)	107
90-Day Euro$	218	Jun-2020	53,069	52,974	(94)
90-Day Euro$	(177)	Jun-2018	(43,445)	(43,232)	213
90-Day Euro$	(282)	Sep-2018	(68,832)	(68,826)	6
90-Day Euro$	(90)	Mar-2019	(21,994)	(21,917)	76
90-Day Euro$	306	Dec-2019	74,405	74,369	(36)
Euro-BOBL	(61)	Jun-2018	(9,684)	(9,846)	(67)
U.S. 2-Year Treasury Note	(72)	Jun-2018	(15,311)	(15,308)	3
U.S. 2-Year Treasury Note	336	Jun-2018	71,407	71,437	29
U.S. 2-Year Treasury Note	(39)	Jun-2018	(8,291)	(8,292)	(1)
U.S. 5-Year Treasury Note	579	Jun-2018	66,059	66,273	214
U.S. 10-Year Treasury Note	152	Jun-2018	18,275	18,413	138
U.S. Long Treasury Bond	(410)	Jun-2018	(58,515)	(60,116)	(1,601)
U.S. Ultra Long Treasury Bond	217	Jun-2018	33,980	34,822	842
U.S. Ultra Long Treasury Bond	(96)	Jun-2018	(14,963)	(15,405)	(442)
Ultra 10-Year U.S. Treasury Note	(60)	Jun-2018	(7,678)	(7,792)	(113)
Ultra 10-Year U.S. Treasury Note	28	Jun-2018	3,584	3,636	52

			$56,110	$55,322	$(692)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2018 is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.29	Sell	1.00%	Quarterly	12/20/2022	(20,060)	$373	$403	$(30)
CDX.NA.IG.30	Sell	1.00%	Quarterly	06/20/2023	(13,340)	221	227	(6)

						$594	$630	$(36)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	133

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

U.S. Fixed Income Fund (Concluded)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.47%	3-Month USD - LIBOR	Quarterly	11/15/2043	USD	11,002	$846	$239	$607
2.95%	3-Month USD LIBOR	Quarterly	11/15/2043	USD	5,678	(74)	8	(82)
3-Month USD LIBOR	2.25%	Quarterly	05/31/2022	USD	9,126	(159)	15	(174)
3-Month USD LIBOR	1-Day USD FEDL01	Quarterly	05/15/2023	USD	53,608	6	4	2

						$619	$266	$353

Percentages are based on Net Assets of $1,826,676 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2018.
†	Investment in Affiliated Security (see Note 6).
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018 was $104,607 ($ Thousands).
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $200,194 ($ Thousands), representing 10.96% of the Net Assets of the Fund.
(E)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on March 31, 2018. The coupon on a step bond changes on a specified date.
(F)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $106,931 ($ Thousands).
(G)	Refer to table below for details on Options Contracts.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principle Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

VAR — Variable Rate

USD — United States Dollar

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ –	$ 632,996	$ –	$ 632,996
Mortgage-Backed Securities	–	563,383	–	563,383
Corporate Obligations	–	504,399	–	504,399
Asset-Backed Securities	–	151,774	–	151,774
U.S. Government Agency Obligations	–	67,967	–	67,967
Sovereign Debt	–	24,113	–	24,113
Municipal Bonds	–	7,020	–	7,020
Certificate of Deposit	–	3,470	–	3,470
Commercial Paper	–	12,083	–	12,083
Affiliated Partnership	–	106,931	–	106,931
Cash Equivalent	76,338	–	–	76,338

Total Investments in Securities	$ 76,338	$ 2,074,136	$ –	$ 2,150,474

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$ 101	$ —	$ —	$ 101
Written Options	(132)	—	—	(132)
Futures Contracts *
Unrealized Appreciation	1,680	—	—	1,680
Unrealized Depreciation	(2,372)	—	—	(2,372)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(36)	—	(36)
Interest Rate Swaps *
Unrealized Appreciation	—	609	—	609
Unrealized Depreciation	—	(256)	—	(256)

Total Other Financial Instruments	$ (723)	$ 317	$ —	$ (406)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

134	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$105,671	$465,562	$(464,293)	$(1)	$(8)	$106,931	$201
SEI Daily Income Trust, Government Fund, Cl F	230,644	558,937	(713,243)	—	—	76,338	600

Totals	$336,315	$1,024,499	$(1,177,536)	$(1)	$(8)	$183,269	$801

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	135

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

High Yield Bond Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 75.7%

Consumer Discretionary — 16.4%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	$ 3,080	$2,933
4.250%, 05/15/2024 (A)	2,087	1,996
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(E)	150	1
9.500%, 02/15/2004 (B)(E)	25	–
7.875%, 01/15/2009 (B)(E)	225	–
Adient Global Holdings
4.875%, 08/15/2026 (A)	2,130	2,013
Altice
7.750%, 05/15/2022 (A)	4,242	3,940
7.625%, 02/15/2025 (A)	5,066	4,331
Altice Financing
7.500%, 05/15/2026 (A)	5,592	5,480
6.625%, 02/15/2023 (A)	345	342
Altice Finco
8.125%, 01/15/2024 (A)	395	407
Altice US Finance I
5.500%, 05/15/2026 (A)	960	939
5.375%, 07/15/2023 (A)	1,946	1,971
AMC Entertainment Holdings
5.875%, 11/15/2026	110	108
5.750%, 06/15/2025	690	680
AMC Networks
5.000%, 04/01/2024	1,688	1,668
4.750%, 08/01/2025	2,680	2,583
American Axle & Manufacturing
6.625%, 10/15/2022	440	455
6.500%, 04/01/2027	415	415
6.250%, 04/01/2025	540	539

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 03/15/2026	$ 560	$556
Aramark Services
5.000%, 02/01/2028 (A)	2,614	2,559
4.750%, 06/01/2026	700	677
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,750	–
Belo
7.750%, 06/01/2027	1,675	1,851
Block Communications
6.875%, 02/15/2025 (A)	327	329
Bon-Ton Department Stores
8.000%, 06/15/2021 (E)	4,150	747
Boyne USA
7.250%, 05/01/2025 (A)	2,005	2,058
Cablevision Systems
5.875%, 09/15/2022	1,500	1,488
CBS Radio
7.250%, 11/01/2024 (A)	230	234
CCM Merger
6.000%, 03/15/2022 (A)	695	702
CCO Holdings
5.875%, 04/01/2024 (A)	1,860	1,893
5.750%, 02/15/2026 (A)	2,775	2,761
5.500%, 05/01/2026 (A)	3,670	3,592
5.375%, 05/01/2025 (A)	2,330	2,295
5.250%, 09/30/2022	250	254
5.125%, 05/01/2027 (A)	4,438	4,213
5.000%, 02/01/2028 (A)	3,821	3,582
Cengage Learning
9.500%, 06/15/2024 (A)	3,825	2,936
Cequel Communications Holdings I
7.750%, 07/15/2025 (A)	895	947
7.500%, 04/01/2028 (A)	1,605	1,641
5.125%, 12/15/2021 (A)	620	619
Churchill Downs
4.750%, 01/15/2028 (A)	542	511
Cinemark USA
4.875%, 06/01/2023	500	494
Claire’s Stores
9.000%, 03/15/2019 (A)(E)	815	471
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	5,809	5,798
6.500%, 11/15/2022	3,325	3,389
Constellation
8.500%, 09/15/2025 (A)	485	469
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	465	464
CSC Holdings
10.875%, 10/15/2025 (A)	3,774	4,434
10.125%, 01/15/2023 (A)	505	560
6.750%, 11/15/2021	1,250	1,302
6.625%, 10/15/2025 (A)	420	434

136	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 04/15/2027 (A)	$ 856	$820
Cumulus Media Holdings
7.750%, 05/01/2019 (E)	4,580	698
Dana
6.000%, 09/15/2023	1,000	1,033
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	390	406
Delphi Technologies
5.000%, 10/01/2025 (A)	4,476	4,291
Diamond Resorts International
10.750%, 09/01/2024 (A)	1,880	2,042
DISH DBS
7.750%, 07/01/2026	520	488
5.875%, 07/15/2022	1,320	1,262
5.875%, 11/15/2024	9,154	8,159
5.000%, 03/15/2023	3,355	3,015
DISH Network
3.375%, 08/15/2026	425	409
Eldorado Resorts
6.000%, 04/01/2025	2,420	2,456
ESH Hospitality
5.250%, 05/01/2025 (A)	3,760	3,658
EW Scripps
5.125%, 05/15/2025 (A)	1,570	1,460
Fiat Chrysler Automobiles
5.250%, 04/15/2023	410	420
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A)(B)(E)	3,108	–
Gannett
5.500%, 09/15/2024 (A)	336	343
Golden Nugget
6.750%, 10/15/2024 (A)	2,709	2,722
Goodyear Tire & Rubber
5.125%, 11/15/2023	425	428
Gray Television
5.125%, 10/15/2024 (A)	2,400	2,322
Guitar Center
9.625%, 04/15/2020 (A)	5,165	4,816
6.500%, 04/15/2019 (A)	1,300	1,295
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	2,490	2,400
Hanesbrands
4.875%, 05/15/2026 (A)	1,229	1,192
HD Supply
5.750%, 04/15/2024 (A)	565	595
Hillman Group
6.375%, 07/15/2022 (A)	3,488	3,383
Hilton Domestic Operating
4.250%, 09/01/2024	1,635	1,586
Hilton Grand Vacations Borrower
6.125%, 12/01/2024	115	122

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hilton Worldwide Finance
4.875%, 04/01/2027	$ 115	$113
4.625%, 04/01/2025	230	230
iHeartCommunications
14.000% cash/0% PIK, 02/01/2021 (E)	6,016	887
10.625%, 03/15/2023 (E)	951	744
9.000%, 12/15/2019 (E)	2,459	1,940
9.000%, 03/01/2021 (E)	1,210	951
9.000%, 09/15/2022 (E)	2,173	1,706
iHeartCommunications (Escrow Security)
12.000%, 08/01/2021 (B)	3,515	–
IHO Verwaltungs GmbH
4.500% cash/0% PIK, 09/15/2023 (A)	510	495
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (A) (F)	4,420	4,022
International Game Technology
6.500%, 02/15/2025 (A)	1,025	1,098
6.250%, 02/15/2022 (A)	320	335
Interval Acquisition
5.625%, 04/15/2023	620	634
IRB Holding
6.750%, 02/15/2026 (A)	1,265	1,240
Jack Ohio Finance
6.750%, 11/15/2021 (A)	2,150	2,220
JC Penney
6.375%, 10/15/2036	505	313
5.875%, 07/01/2023 (A)	495	474
KFC Holding
4.750%, 06/01/2027 (A)	835	804
L Brands
6.950%, 03/01/2033	646	620
6.875%, 11/01/2035	145	141
6.750%, 07/01/2036	1,045	1,003
5.250%, 02/01/2028	1,539	1,450
Lee Enterprises
9.500%, 03/15/2022 (A)	1,300	1,355
Liberty Interactive
8.250%, 02/01/2030	2,205	2,372
Lithia Motors
5.250%, 08/01/2025 (A)	180	180
Live Nation Entertainment
4.875%, 11/01/2024 (A)	90	88
M/I Homes
6.750%, 01/15/2021	935	962
5.625%, 08/01/2025	2,185	2,127
Mattel
6.750%, 12/31/2025 (A)	902	882
McClatchy
9.000%, 12/15/2022	2,455	2,556
Men’s Wearhouse
7.000%, 07/01/2022	1,314	1,350

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	137

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Meredith
6.875%, 02/01/2026 (A)	$ 664	$681
MGM Resorts International
7.750%, 03/15/2022	1,615	1,797
6.000%, 03/15/2023	2,320	2,436
4.625%, 09/01/2026	1,572	1,497
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(E)	175	–
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	2,679	2,666
Monitronics International
9.125%, 04/01/2020	5,896	4,520
Neiman Marcus Group
8.750% cash/0% PIK, 10/15/2021 (A)	707	447
8.000%, 10/15/2021 (A)	365	231
Netflix
4.875%, 04/15/2028 (A)	3,640	3,500
4.375%, 11/15/2026	1,233	1,165
New Albertson’s
8.700%, 05/01/2030	90	80
8.000%, 05/01/2031	4,950	4,071
7.750%, 06/15/2026	160	138
7.450%, 08/01/2029	1,880	1,504
Nexstar Broadcasting
6.125%, 02/15/2022 (A)	380	390
5.625%, 08/01/2024 (A)	2,823	2,766
Nine West Holdings
8.250%, 03/15/2019 (A)(E)	4,619	369
PetSmart
8.875%, 06/01/2025 (A)	420	239
7.125%, 03/15/2023 (A)	1,225	695
5.875%, 06/01/2025 (A)	340	246
PulteGroup
5.000%, 01/15/2027	987	960
Quebecor Media
5.750%, 01/15/2023	2,270	2,327
QVC
4.450%, 02/15/2025	595	587
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (A)	610	589
Sally Holdings
5.625%, 12/01/2025	792	783
Scientific Games International
5.000%, 10/15/2025 (A)	2,675	2,601
Service International
7.500%, 04/01/2027	1,295	1,490
ServiceMaster
5.125%, 11/15/2024 (A)	621	601
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	2,190	2,316
Sinclair Television Group
6.125%, 10/01/2022	795	815

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 08/01/2024 (A)	$ 840	$834
5.125%, 02/15/2027 (A)	3,510	3,255
Sirius XM Radio
6.000%, 07/15/2024 (A)	1,183	1,216
5.375%, 04/15/2025 (A)	4,420	4,387
5.375%, 07/15/2026 (A)	2,475	2,444
5.000%, 08/01/2027 (A)	2,011	1,890
Six Flags Entertainment
5.500%, 04/15/2027 (A)	1,675	1,658
4.875%, 07/31/2024 (A)	3,203	3,119
Staples
8.500%, 09/15/2025 (A)	1,030	953
Station Casinos
5.000%, 10/01/2025 (A)	3,018	2,867
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	3,505	3,338
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	1,275	1,275
TEGNA
6.375%, 10/15/2023	250	260
Tempur Sealy International
5.625%, 10/15/2023	595	597
5.500%, 06/15/2026	455	438
Tenneco
5.000%, 07/15/2026	340	330
TI Group Automotive Systems
8.750%, 07/15/2023 (A)	2,209	2,319
Tribune Media
5.875%, 07/15/2022	3,140	3,183
Univision Communications
5.125%, 02/15/2025 (A)	1,996	1,861
Viking Cruises
6.250%, 05/15/2025 (A)	3,215	3,215
Vista Outdoor
5.875%, 10/01/2023	1,205	1,124
WMG Acquisition
5.625%, 04/15/2022 (A)	58	60
5.500%, 04/15/2026 (A)	261	262
4.875%, 11/01/2024 (A)	135	134
Wyndham Hotels and Resorts
5.375%, 04/15/2026	931	931
Wynn Las Vegas
5.500%, 03/01/2025 (A)	2,090	2,100
5.250%, 05/15/2027 (A)	646	634
Yum! Brands
6.875%, 11/15/2037	1,915	2,039
5.350%, 11/01/2043	130	118
		259,522

Consumer Staples — 2.8%
21st Century Oncology
10.000%, 04/30/2023 (B)(G)	349	349

138	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Albertsons
6.625%, 06/15/2024	$ 320	$287
5.750%, 03/15/2025	887	756
Ashtead Capital
4.375%, 08/15/2027 (A)	269	256
4.125%, 08/15/2025 (A)	269	258
Avantor
9.000%, 10/01/2025 (A)	1,124	1,107
6.000%, 10/01/2024 (A)	415	413
Avon International Operations
7.875%, 08/15/2022 (A)	648	663
Avon Products
7.000%, 03/15/2023	269	245
B&G Foods
5.250%, 04/01/2025	3,380	3,149
Central Garden & Pet
6.125%, 11/15/2023	495	517
5.125%, 02/01/2028	320	304
Clearwater Seafoods
6.875%, 05/01/2025 (A)	1,605	1,535
Cott Holdings
5.500%, 04/01/2025 (A)	815	805
Coty
6.500%, 04/15/2026 (A)	685	688
DJO Finance
10.750%, 04/15/2020	973	941
Energizer Holdings
5.500%, 06/15/2025 (A)	2,900	2,922
First Quality Finance
5.000%, 07/01/2025 (A)	1,559	1,493
Flexi-Van Leasing
10.000%, 02/15/2023 (A)	287	285
Global A&T Electronics
8.500%, 01/12/2023	615	623
Herc Rentals
7.750%, 06/01/2024 (A)	672	728
7.500%, 06/01/2022 (A)	313	334
High Ridge Brands
8.875%, 03/15/2025 (A)	405	358
HRG Group
7.750%, 01/15/2022	480	499
KeHE Distributors
7.625%, 08/15/2021 (A)	1,900	1,857
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	285	271
NVA Holdings
6.875%, 04/01/2026 (A)	265	267
Opal Acquisition
10.000%, 10/01/2024 (A)	1,764	1,526
7.500%, 07/01/2024 (A)	232	229
Pilgrim’s Pride
5.875%, 09/30/2027 (A)(B)	2,688	2,533

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Post Holdings
5.750%, 03/01/2027 (A)	$ 995	$990
5.625%, 01/15/2028 (A)	255	244
5.500%, 03/01/2025 (A)	565	556
5.000%, 08/15/2026 (A)	3,628	3,447
Quorum Health
11.625%, 04/15/2023	640	678
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	329	329
Rite Aid
7.700%, 02/15/2027	2,915	2,456
6.875%, 12/15/2028 (A)	600	487
6.125%, 04/01/2023 (A)	3,299	3,323
Simmons Foods
5.750%, 11/01/2024 (A)	2,030	1,842
Spectrum Brands
5.750%, 07/15/2025	926	945
Surgery Center Holdings
6.750%, 07/01/2025 (A)	403	391
TreeHouse Foods
6.000%, 02/15/2024 (A)	645	649
Valeant Pharmaceuticals International
9.000%, 12/15/2025 (A)	1,242	1,234
		43,769

Energy — 11.5%
Alta Mesa Holdings
7.875%, 12/15/2024	1,810	1,885
Andeavor Logistics
6.375%, 05/01/2024	250	266
6.250%, 10/15/2022	95	100
5.250%, 01/15/2025	205	208
Antero Midstream Partners
5.375%, 09/15/2024	280	282
Antero Resources
5.625%, 06/01/2023	60	61
5.125%, 12/01/2022	655	660
Athabasca Oil
9.875%, 02/24/2022 (A)	1,705	1,707
Blue Racer Midstream
6.125%, 11/15/2022 (A)	5,680	5,779
Boardwalk Pipelines
5.950%, 06/01/2026	425	455
Calfrac Holdings
7.500%, 12/01/2020 (A)	5,013	4,931
California Resources
8.000%, 12/15/2022 (A)	1,267	995
Calumet Specialty Products Partners
6.500%, 04/15/2021	3,021	2,930
Carrizo Oil & Gas
8.250%, 07/15/2025	1,201	1,258
7.500%, 09/15/2020	43	44

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	139

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 04/15/2023	$ 320	$320
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025	1,733	1,813
5.125%, 06/30/2027	1,895	1,881
Chesapeake Energy
8.000%, 12/15/2022 (A)	773	818
8.000%, 01/15/2025 (A)	3,461	3,349
8.000%, 06/15/2027 (A)	1,140	1,089
6.875%, 11/15/2020	167	172
Cloud Peak Energy Resources
12.000%, 11/01/2021	745	775
CNX Midstream Partners
6.500%, 03/15/2026 (A)	2,400	2,367
CNX Resources
5.875%, 04/15/2022	1,853	1,865
Continental Resources
5.000%, 09/15/2022	850	862
4.500%, 04/15/2023	2,091	2,115
4.375%, 01/15/2028 (A)	2,382	2,322
Covey Park Energy
7.500%, 05/15/2025 (A)	330	327
Crestwood Midstream Partners
6.250%, 04/01/2023	365	368
5.750%, 04/01/2025	3,445	3,415
DCP Midstream Operating
8.125%, 08/16/2030	1,285	1,561
5.850%, VAR ICE LIBOR USD 3 Month+3.850%, 05/21/2043 (A)	646	611
Delek Logistics Partners
6.750%, 05/15/2025 (A)	811	819
Denbury Resources
9.250%, 03/31/2022 (A)	484	493
9.000%, 05/15/2021 (A)	689	706
Diamond Offshore Drilling
7.875%, 08/15/2025	804	806
Diamondback Energy
5.375%, 05/31/2025 (A)	240	243
Endeavor Energy Resources
5.750%, 01/30/2028 (A)	1,983	1,976
5.500%, 01/30/2026 (A)	397	395
Energy Transfer Equity
5.875%, 01/15/2024	977	1,009
4.250%, 03/15/2023	266	258
Ensco
8.000%, 01/31/2024	962	928
5.750%, 10/01/2044	1,705	1,155
EP Energy
9.375%, 05/01/2020	428	398
9.375%, 05/01/2024 (A)	1,002	713
8.000%, 11/29/2024 (A)	370	372
8.000%, 02/15/2025 (A)	1,023	683
6.375%, 06/15/2023	669	341

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exterran Energy Solutions
8.125%, 05/01/2025 (A)	$ 465	$493
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	589	616
5.625%, 02/01/2026 (A)	4,228	3,995
FTS International
6.250%, 05/01/2022	5,981	5,996
Genesis Energy
6.750%, 08/01/2022	1,745	1,791
6.500%, 10/01/2025	805	789
Great Western Petroleum
9.000%, 09/30/2021 (A)	158	162
Gulfport Energy
6.000%, 10/15/2024	830	787
Halcon Resources
6.750%, 02/15/2025 (A)	2,650	2,601
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	225	221
Hilcorp Energy I
5.750%, 10/01/2025 (A)	1,600	1,584
IronGate Energy Services
11.000%, 07/01/2018 (A)(E)	400	130
Jones Energy Holdings
9.250%, 03/15/2023	2,106	1,190
Jupiter Resources
8.500%, 10/01/2022 (A)	3,510	1,615
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	1,990	2,078
Laredo Petroleum
5.625%, 01/15/2022	80	79
MEG Energy
7.000%, 03/31/2024 (A)	4,265	3,519
6.500%, 01/15/2025 (A)	3,590	3,482
6.375%, 01/30/2023 (A)	1,705	1,424
Midstates Petroleum
10.750%, 10/01/2020 (B)(E)	2,540	–
10.000%, 06/01/2020 (B)(E)	720	–
9.250%, 06/01/2021 (B)(E)	360	–
Murphy Oil
6.875%, 08/15/2024	420	438
Murray Energy
11.250%, 04/15/2021 (A)	3,491	1,309
Nabors Industries
5.750%, 02/01/2025 (A)	1,094	1,032
Newfield Exploration
5.750%, 01/30/2022	300	313
5.625%, 07/01/2024	905	955
5.375%, 01/01/2026	2,489	2,570
NGL Energy Partners
7.500%, 11/01/2023	2,280	2,289
6.125%, 03/01/2025	543	517

140	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NGPL PipeCo
4.875%, 08/15/2027 (A)	$95	$93
4.375%, 08/15/2022 (A)	385	383
Noble Holding International
7.750%, 01/15/2024	4,665	4,327
4.625%, 03/01/2021	851	834
NuStar Logistics
5.625%, 04/28/2027	2,044	1,983
Oasis Petroleum
6.875%, 03/15/2022	280	284
6.875%, 01/15/2023	790	800
6.500%, 11/01/2021	185	188
Parker Drilling
6.750%, 07/15/2022	3,490	2,705
Parsley Energy
5.625%, 10/15/2027 (A)	205	205
5.375%, 01/15/2025 (A)	1,889	1,884
5.250%, 08/15/2025 (A)	1,190	1,180
PBF Holding
7.000%, 11/15/2023	805	833
PDC Energy
6.125%, 09/15/2024	246	251
Peabody Energy
6.375%, 03/31/2025 (A)	2,675	2,775
6.000%, 03/31/2022 (A)	436	445
Precision Drilling
7.750%, 12/15/2023	537	558
7.125%, 01/15/2026 (A)	285	282
6.500%, 12/15/2021	57	58
Pride International
7.875%, 08/15/2040	930	788
Range Resources
5.000%, 08/15/2022	65	63
5.000%, 03/15/2023	270	259
4.875%, 05/15/2025	869	806
Rowan
7.375%, 06/15/2025	2,943	2,759
5.850%, 01/15/2044	2,915	2,070
5.400%, 12/01/2042	370	259
RSP Permian
6.625%, 10/01/2022	250	261
5.250%, 01/15/2025	140	145
Sabine Pass Liquefaction
5.875%, 06/30/2026	140	153
5.000%, 03/15/2027	350	364
Sable Permian Resources Land
8.000%, 06/15/2020 (A)	1,411	1,425
Sanchez Energy
6.125%, 01/15/2023	445	324
SemGroup
5.625%, 07/15/2022	5,290	5,131

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Seventy Seven Energy (Escrow)
6.500%, 07/15/2022 (E)	$305	$–
Seventy Seven Operating (Escrow)
6.625%, 11/15/2019 (B)(E)	1,869	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	428	429
SM Energy
6.500%, 11/15/2021	250	251
6.500%, 01/01/2023	180	179
6.125%, 11/15/2022	140	140
5.625%, 06/01/2025	295	279
5.000%, 01/15/2024	1,288	1,195
Southwestern Energy
7.750%, 10/01/2027	744	757
7.500%, 04/01/2026	744	752
6.700%, 01/23/2025	2,715	2,635
4.100%, 03/15/2022	1,546	1,480
SRC Energy
6.250%, 12/01/2025 (A)	1,740	1,744
Summit Midstream Holdings
5.750%, 04/15/2025	2,940	2,801
5.500%, 08/15/2022	1,548	1,509
Sunoco
5.875%, 03/15/2028 (A)	1,585	1,531
5.500%, 02/15/2026 (A)	185	179
4.875%, 01/15/2023 (A)	130	125
Tallgrass Energy Partners
5.500%, 01/15/2028 (A)	615	620
Targa Resources Partners
6.750%, 03/15/2024	3,375	3,569
5.125%, 02/01/2025	160	159
5.000%, 01/15/2028 (A)	964	920
4.250%, 11/15/2023	65	62
Transocean
9.000%, 07/15/2023 (A)	1,790	1,904
7.500%, 01/15/2026 (A)	355	350
7.500%, 04/15/2031	2,064	1,819
6.800%, 03/15/2038	70	54
5.800%, 10/15/2022	3,605	3,461
Ultra Resources
7.125%, 04/15/2025 (A)	450	371
6.875%, 04/15/2022 (A)	2,000	1,740
USA Compression Partners
6.875%, 04/01/2026 (A)	2,009	2,039
Weatherford International
9.875%, 02/15/2024	1,445	1,318
5.950%, 04/15/2042	2,520	1,701
Whiting Petroleum
6.625%, 01/15/2026 (A)	1,584	1,596
6.250%, 04/01/2023	2,963	3,000
5.750%, 03/15/2021	544	549

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	141

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WildHorse Resource Development
6.875%, 02/01/2025	$ 1,177	$1,180
Williams
4.550%, 06/24/2024	802	808
WPX Energy
8.250%, 08/01/2023	650	728
6.000%, 01/15/2022	385	395
5.250%, 09/15/2024	1,744	1,718
		181,783

Financials — 4.6%
Acrisure
7.000%, 11/15/2025 (A)	5,270	5,059
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	1,147	1,181
Ally Financial
5.750%, 11/20/2025	2,270	2,339
4.625%, 05/19/2022	835	847
4.250%, 04/15/2021	390	391
4.125%, 03/30/2020	595	597
4.125%, 02/13/2022	175	174
3.250%, 11/05/2018	700	701
ASP AMC
8.000%, 05/15/2025 (A)	2,606	2,443
AssuredPartners
7.000%, 08/15/2025 (A)	1,419	1,401
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049	1,380	1,484
5.397%, VAR ICE LIBOR USD 3 Month+3.630%, 12/31/2049	1,670	1,670
BCD Acquisition
9.625%, 09/15/2023 (A)	1,890	2,041
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	50	51
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049	1,250	1,287
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	280	289
5.800%, VAR ICE LIBOR USD 3 Month+4.093%, 11/29/2049	280	290
City National Bank
9.000%, 08/12/2019 (B)	3,384	3,632
Credit Acceptance
7.375%, 03/15/2023	1,780	1,853
6.125%, 02/15/2021	555	559
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (A)	765	828
CTR Partnership
5.250%, 06/01/2025	2,110	2,110

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FBM Finance
8.250%, 08/15/2021 (A)	$ 707	$739
Freedom Mortgage
8.125%, 11/15/2024 (A)	805	825
HUB International
7.875%, 10/01/2021 (A)	4,083	4,226
Hunt
6.250%, 02/15/2026 (A)	937	904
Infinity Acquisition
7.250%, 08/01/2022 (A)	585	581
Intelsat Connect Finance
12.500%, 04/01/2022 (A)	469	360
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.760%, 12/01/2099	1,965	2,130
LPL Holdings
5.750%, 09/15/2025 (A)	3,287	3,245
MGIC Investment
5.750%, 08/15/2023	1,320	1,383
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	1,800	1,854
4.500%, 09/01/2026	2,795	2,669
4.500%, 01/15/2028	95	89
MSCI
5.750%, 08/15/2025 (A)	566	591
4.750%, 08/01/2026 (A)	955	946
Navient
7.250%, 09/25/2023	576	602
6.625%, 07/26/2021	1,825	1,896
6.500%, 06/15/2022	420	434
Popular
7.000%, 07/01/2019	1,288	1,314
Quicken Loans
5.250%, 01/15/2028 (A)	1,525	1,426
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049	740	811
5.125%, 05/28/2024	780	794
Springleaf Finance
7.750%, 10/01/2021	1,790	1,938
6.875%, 03/15/2025	1,080	1,084
6.125%, 05/15/2022	810	823
Travelport Corporate Finance
6.000%, 03/15/2026 (A)	1,050	1,054
Trident Merger Sub
6.625%, 11/01/2025 (A)	1,596	1,556
USIS Merger Sub
6.875%, 05/01/2025 (A)	1,219	1,219
Vantiv
4.375%, 11/15/2025 (A)	860	831

142	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
VFH Parent
6.750%, 06/15/2022 (A)	$1,930	$2,039
VICI Properties 1
8.000%, 10/15/2023	690	764
York Risk Services Holding
8.500%, 10/01/2022 (A)	2,250	2,104
		72,458

Health Care — 8.2%
21st Century Oncology
11.000%, 05/01/2023 (A)(E)	619	421
Acadia Healthcare
5.625%, 02/15/2023	2,540	2,572
Aurora Diagnostics Holdings
12.250%, 01/15/2020	4,881	4,418
BioScrip
8.875%, 02/15/2021	3,211	3,026
Centene
6.125%, 02/15/2024	660	687
4.750%, 01/15/2025	6,829	6,658
Charles River Laboratories International
5.500%, 04/01/2026 (A)	1,345	1,364
CHS
6.875%, 02/01/2022	1,455	842
6.250%, 03/31/2023	1,995	1,838
Concordia International
9.000%, 04/01/2022 (A)	227	205
DaVita
5.000%, 05/01/2025	1,312	1,268
DaVita HealthCare Partners
5.125%, 07/15/2024	1,080	1,054
DJO Finco
8.125%, 06/15/2021 (A)	4,821	4,833
Endo
6.000%, 07/15/2023 (A)	825	623
5.875%, 10/15/2024 (A)	1,246	1,227
Endo Finance
5.750%, 01/15/2022 (A)	981	804
Envision Healthcare
6.250%, 12/01/2024 (A)	811	837
5.625%, 07/15/2022	2,593	2,605
HCA
7.500%, 02/15/2022	1,920	2,110
5.875%, 05/01/2023	2,240	2,318
5.875%, 02/15/2026	3,715	3,780
5.375%, 02/01/2025	10,548	10,574
5.250%, 04/15/2025	3,828	3,913
5.250%, 06/15/2026	1,815	1,839
HealthSouth
5.750%, 11/01/2024	645	656
5.750%, 09/15/2025	877	895

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	$2,410	$2,494
5.000%, 02/15/2025 (A)	595	590
Hologic
4.625%, 02/01/2028 (A)	654	628
4.375%, 10/15/2025 (A)	340	328
inVentiv Group Holdings
7.500%, 10/01/2024 (A)	606	644
Kindred Healthcare
8.750%, 01/15/2023	910	962
6.375%, 04/15/2022	2,105	2,116
Kinetic Concepts
7.875%, 02/15/2021 (A)	785	808
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	315	252
5.500%, 04/15/2025 (A)	630	489
4.875%, 04/15/2020 (A)	2,050	1,948
Molina Healthcare
5.375%, 11/15/2022	3,021	2,983
4.875%, 06/15/2025 (A)	3,962	3,695
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	1,028	1,061
Prestige Brands
6.375%, 03/01/2024 (A)	200	205
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	3,148	3,274
Select Medical
6.375%, 06/01/2021	1,920	1,949
Tenet Healthcare
8.125%, 04/01/2022	1,475	1,538
7.500%, 01/01/2022 (A)	1,080	1,138
7.000%, 08/01/2025 (A)	2,765	2,720
6.750%, 06/15/2023	5,141	5,032
5.125%, 05/01/2025 (A)	1,524	1,465
4.625%, 07/15/2024 (A)	1,920	1,845
4.500%, 04/01/2021	840	833
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/2028 (A)	342	338
6.000%, 04/15/2024 (A)	642	623
Valeant Pharmaceuticals International
9.250%, 04/01/2026 (A)	2,137	2,129
7.500%, 07/15/2021 (A)	2,510	2,519
7.250%, 07/15/2022 (A)	1,033	1,033
7.000%, 03/15/2024 (A)	1,495	1,559
6.500%, 03/15/2022 (A)	2,787	2,878
6.125%, 04/15/2025 (A)	3,665	3,163
5.875%, 05/15/2023 (A)	3,445	3,040
5.625%, 12/01/2021 (A)	790	754
5.500%, 03/01/2023 (A)	4,413	3,861
5.500%, 11/01/2025 (A)	2,342	2,280

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	143

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WellCare Health Plans
5.250%, 04/01/2025	$4,321	$4,337
		128,878

Industrials — 8.4%
ACCO Brands
5.250%, 12/15/2024 (A)	270	271
Actuant
5.625%, 06/15/2022	3,000	3,037
ADT
4.125%, 06/15/2023	80	75
3.500%, 07/15/2022	695	646
AECOM
5.875%, 10/15/2024	295	309
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	2,937	2,783
Aircastle
5.000%, 04/01/2023	525	541
American Woodmark
4.875%, 03/15/2026 (A)	370	361
AMN Healthcare
5.125%, 10/01/2024 (A)	909	907
Arconic
6.750%, 01/15/2028	1,020	1,132
5.900%, 02/01/2027	475	497
ARD Finance
7.125% cash/0% PIK, 09/15/2023	1,702	1,764
Ardagh Packaging Finance
7.250%, 05/15/2024 (A)	735	782
6.000%, 02/15/2025 (A)	2,155	2,166
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	1,150	1,162
5.500%, 04/01/2023	2,301	2,295
Beacon Escrow
4.875%, 11/01/2025 (A)	365	348
BMC East
5.500%, 10/01/2024 (A)	1,495	1,495
Bombardier
7.500%, 12/01/2024 (A)	2,125	2,199
7.500%, 03/15/2025 (A)	845	867
6.000%, 10/15/2022 (A)	3,127	3,100
Brink’s
4.625%, 10/15/2027 (A)	151	140
Builders FirstSource
5.625%, 09/01/2024 (A)	2,451	2,463
BWAY Holding
7.250%, 04/15/2025 (A)	1,989	2,029
Cenveo
8.500%, 09/15/2022 (A)(E)	5,650	395
6.000%, 08/01/2019 (A)(E)	2,455	1,105
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	827	856

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CEVA Group
7.000%, 03/01/2021 (A)	$950	$936
Cloud Crane
10.125%, 08/01/2024 (A)	432	478
Core & Main
6.125%, 08/15/2025 (A)	1,704	1,666
DAE Funding
5.000%, 08/01/2024 (A)	713	675
4.500%, 08/01/2022 (A)	480	455
FGI Operating
7.875%, 05/01/2020 (E)	1,245	324
Flex Acquisition
6.875%, 01/15/2025 (A)	824	816
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	1,795	1,820
Gates Global
6.000%, 07/15/2022 (A)	365	371
GCP Applied Technologies
9.500%, 02/01/2023 (A)	415	457
General Cable
5.750%, 10/01/2022	1,035	1,062
GFL Environmental
5.375%, 03/01/2023 (A)	2,445	2,402
Global A&T Electronics
10.000%, 02/01/2019 (A)(E)	1,050	924
Great Lakes Dredge & Dock
8.000%, 05/15/2022	285	292
Grinding Media
7.375%, 12/15/2023 (A)	595	625
Hertz
7.625%, 06/01/2022 (A)	2,034	2,064
6.250%, 10/15/2022	790	739
5.875%, 10/15/2020	470	466
5.500%, 10/15/2024 (A)	1,630	1,377
Icahn Enterprises
6.750%, 02/01/2024	1,923	1,957
6.250%, 02/01/2022 (A)	2,315	2,355
5.875%, 02/01/2022	1,499	1,503
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	1,224	1,187
4.750%, 01/15/2025 (A)	200	196
Jeld-Wen
4.875%, 12/15/2027 (A)	2,615	2,471
4.625%, 12/15/2025 (A)	2,190	2,086
KAR Auction Services
5.125%, 06/01/2025 (A)	2,461	2,449
KLX
5.875%, 12/01/2022 (A)	850	876
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	280	290

144	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
LTF Merger
8.500%, 06/15/2023 (A)	$ 830	$868
Masonite International
5.625%, 03/15/2023 (A)	566	582
New Enterprise Stone & Lime
6.250%, 03/15/2026 (A)	1,750	1,752
Nielsen Finance
5.000%, 04/15/2022 (A)	2,233	2,231
Nielsen Luxembourg Sarl
5.000%, 02/01/2025 (A)	3,640	3,590
Novelis
6.250%, 08/15/2024 (A)	493	505
5.875%, 09/30/2026 (A)	3,042	2,981
Oshkosh
5.375%, 03/01/2025	170	175
PaperWorks Industries
9.500%, 08/15/2019 (A)(E)	2,618	1,309
Park Aerospace Holdings
5.500%, 02/15/2024 (A)	675	655
5.250%, 08/15/2022 (A)	1,195	1,170
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	3,167	3,432
RBS Global
4.875%, 12/15/2025 (A)	775	752
Reynolds Group
7.000%, 07/15/2024 (A)	860	900
5.750%, 10/15/2020	1,061	1,075
Reynolds Group Issuer
5.222%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	600	608
5.125%, 07/15/2023 (A)	1,157	1,168
RR Donnelley & Sons
6.000%, 04/01/2024	3,255	3,108
Sensata Technologies
5.000%, 10/01/2025 (A)	1,640	1,615
4.875%, 10/15/2023 (A)	1,600	1,603
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	2,685	2,822
SPX FLOW
5.875%, 08/15/2026 (A)	701	720
5.625%, 08/15/2024 (A)	808	822
Standard Industries
6.000%, 10/15/2025 (A)	825	846
4.750%, 01/15/2028 (A)	2,165	2,037
Summit Materials
6.125%, 07/15/2023	2,090	2,132
5.125%, 06/01/2025 (A)	600	582
Team Health Holdings
6.375%, 02/01/2025 (A)	1,195	1,025
Terex
5.625%, 02/01/2025 (A)	425	425

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Titan International
6.500%, 11/30/2023 (A)	$ 1,965	$2,024
TransDigm
6.500%, 07/15/2024	620	635
6.500%, 05/15/2025	1,655	1,672
6.375%, 06/15/2026	623	628
TriMas
4.875%, 10/15/2025 (A)	205	198
Triumph Group
7.750%, 08/15/2025	1,000	1,025
4.875%, 04/01/2021	685	670
Tutor Perini
6.875%, 05/01/2025 (A)	2,460	2,534
United Rentals North America
5.875%, 09/15/2026	1,355	1,409
5.750%, 11/15/2024	480	500
5.500%, 07/15/2025	1,245	1,274
5.500%, 05/15/2027	751	757
4.875%, 01/15/2028	1,781	1,719
Wabash National
5.500%, 10/01/2025 (A)	340	331
Weekley Homes
6.625%, 08/15/2025 (A)	3,395	3,353
Welbilt
9.500%, 02/15/2024	240	268
Xerium Technologies
9.500%, 08/15/2021	3,770	3,883
XPO Logistics
6.500%, 06/15/2022 (A)	540	557
6.125%, 09/01/2023 (A)	800	826
		132,797

Information Technology — 5.1%
ACI Worldwide
6.375%, 08/15/2020 (A)	510	515
Advanced Micro Devices
7.500%, 08/15/2022	1,000	1,090
Alliance Data Systems
5.375%, 08/01/2022 (A)	1,058	1,058
Alliance Data Systems MTN
5.875%, 11/01/2021 (A)	925	943
Amkor Technology
6.375%, 10/01/2022	1,625	1,670
Anixter
5.500%, 03/01/2023	575	595
Ascend Learning
6.875%, 08/01/2025 (A)	215	221
BMC Software Finance
8.125%, 07/15/2021 (A)	3,963	3,958
Booz Allen Hamilton
5.125%, 05/01/2025 (A)	900	878

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	145

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cardtronics
5.500%, 05/01/2025 (A)	$490	$462
5.125%, 08/01/2022	1,600	1,559
CDK Global
4.875%, 06/01/2027 (A)	125	120
CDW
5.000%, 09/01/2025	1,310	1,303
CommScope Technologies
6.000%, 06/15/2025 (A)	2,632	2,739
Dell International
7.125%, 06/15/2024 (A)	1,950	2,085
6.020%, 06/15/2026 (A)	2,010	2,165
5.450%, 06/15/2023 (A)	190	201
Donnelley Financial Solutions
8.250%, 10/15/2024	1,206	1,277
Entegris
4.625%, 02/10/2026 (A)	2,421	2,361
Everi Payments
7.500%, 12/15/2025 (A)	2,530	2,568
First Data
7.000%, 12/01/2023 (A)	1,901	1,996
5.750%, 01/15/2024 (A)	3,215	3,235
5.375%, 08/15/2023 (A)	1,489	1,515
5.000%, 01/15/2024 (A)	2,540	2,540
Gartner
5.125%, 04/01/2025 (A)	245	245
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	3,718	4,127
Hughes Satellite Systems
7.625%, 06/15/2021	1,200	1,288
6.625%, 08/01/2026	140	139
5.250%, 08/01/2026	900	882
Infor Software Parent
7.125% cash/0% PIK, 05/01/2021 (A)	880	889
Infor US
6.500%, 05/15/2022	3,259	3,316
Informatica
7.125%, 07/15/2023 (A)	735	733
j2 Cloud Services
6.000%, 07/15/2025 (A)	1,050	1,075
MagnaChip Semiconductor
6.625%, 07/15/2021	840	809
Match Group
5.000%, 12/15/2027 (A)	1,052	1,036
Micron Technology
5.250%, 01/15/2024 (A)	950	982
Microsemi
9.125%, 04/15/2023 (A)	979	1,090
NCR
5.000%, 07/15/2022	2,240	2,240
Nuance Communications
5.625%, 12/15/2026	1,950	1,916

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NXP BV
4.625%, 06/01/2023 (A)	$455	$463
NXP Funding
5.750%, 03/15/2023 (A)	1,385	1,425
Open Text
5.875%, 06/01/2026 (A)	1,588	1,633
Plantronics
5.500%, 05/31/2023 (A)	2,070	2,052
Quintiles IMS
5.000%, 10/15/2026 (A)	1,345	1,340
Rackspace Hosting
8.625%, 11/15/2024 (A)	740	731
Riverbed Technology
8.875%, 03/01/2023 (A)	360	342
RP Crown Parent
7.375%, 10/15/2024 (A)	268	277
Sabre
5.375%, 04/15/2023 (A)	250	252
5.250%, 11/15/2023 (A)	3,556	3,593
Solera
10.500%, 03/01/2024 (A)	1,335	1,485
Symantec
5.000%, 04/15/2025 (A)	1,945	1,962
Unisys
10.750%, 04/15/2022 (A)	1,790	2,012
VeriSign
4.750%, 07/15/2027	539	516
Veritas US
10.500%, 02/01/2024 (A)	2,891	2,703
West
8.500%, 10/15/2025 (A)	534	517
Western Digital
4.750%, 02/15/2026	802	800
WEX
4.750%, 02/01/2023 (A)	1,000	1,005
		80,929

Materials — 6.3%
AK Steel
7.000%, 03/15/2027	1,575	1,540
Alcoa Nederland Holding BV
7.000%, 09/30/2026 (A)	285	307
6.750%, 09/30/2024 (A)	495	530
Allegheny Technologies
7.875%, 08/15/2023	1,655	1,800
Alpha 3 BV
6.250%, 02/01/2025 (A)	1,800	1,822
ArcelorMittal
7.250%, 10/15/2039	1,150	1,360
Ashland
4.750%, 08/15/2022	680	690

146	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Axalta Coating Systems
4.875%, 08/15/2024 (A)	$290	$291
Ball
4.875%, 03/15/2026	298	299
Berry Global
4.500%, 02/15/2026 (A)	269	255
Big River Steel
7.250%, 09/01/2025 (A)	1,525	1,582
Boart Longyear Management Pty
10.000% cash/0% PIK, 12/31/2022	1,640	1,599
Boise Cascade
5.625%, 09/01/2024 (A)	80	82
CF Industries
5.150%, 03/15/2034	620	591
Chemours
6.625%, 05/15/2023	920	966
5.375%, 05/15/2027	511	512
Cleveland-Cliffs
4.875%, 01/15/2024 (A)	998	968
Compass Minerals International
4.875%, 07/15/2024 (A)	383	376
Constellium
6.625%, 03/01/2025 (A)	360	364
5.875%, 02/15/2026 (A)	848	835
5.750%, 05/15/2024 (A)	1,549	1,518
Cornerstone Chemical
6.750%, 08/15/2024 (A)	3,095	3,079
Crown Americas
4.750%, 02/01/2026 (A)	2,883	2,789
CVR Partners
9.250%, 06/15/2023 (A)	1,317	1,402
First Quantum Minerals
7.500%, 04/01/2025 (A)	3,682	3,627
7.250%, 04/01/2023 (A)	785	775
6.875%, 03/01/2026 (A)	2,615	2,484
6.500%, 03/01/2024 (A)	1,320	1,253
FMG Resources August 2006 Pty
9.750%, 03/01/2022 (A)	495	545
5.125%, 05/15/2024 (A)	1,053	1,039
Freeport-McMoRan
5.450%, 03/15/2043	4,055	3,729
5.400%, 11/14/2034	1,635	1,554
4.550%, 11/14/2024	70	69
3.875%, 03/15/2023	4,382	4,235
GCP Applied Technologies
5.500%, 04/15/2026 (A)	380	379
HB Fuller
4.000%, 02/15/2027	822	758
Hecla Mining
6.875%, 05/01/2021	2,013	2,051
Hexion
10.000%, 04/15/2020	1,604	1,552

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.625%, 04/15/2020	$5,165	$4,816
Hudbay Minerals
7.625%, 01/15/2025 (A)	191	202
7.250%, 01/15/2023 (A)	326	338
Huntsman International
5.125%, 11/15/2022	1,055	1,089
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,305	1,320
Ingevity
4.500%, 02/01/2026 (A)	271	261
Kissner Holdings
8.375%, 12/01/2022 (A)	816	832
Kraton Polymers
10.500%, 04/15/2023 (A)	600	666
7.000%, 04/15/2025 (A)	1,044	1,081
LSB Industries
0.000%, 08/01/2019 (F)	953	945
Mirabela Nickel
1.000%, 07/31/2044 (B)(E)	31	–
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	1,585	1,583
New Gold
6.375%, 05/15/2025 (A)	430	439
6.250%, 11/15/2022 (A)	2,577	2,632
Noranda Aluminum
11.000%, 06/01/2019 (B)(E)	355	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	873	829
5.000%, 05/01/2025 (A)	1,700	1,631
4.875%, 06/01/2024 (A)	831	796
Olin
5.000%, 02/01/2030	1,317	1,261
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	600	632
5.875%, 08/15/2023 (A)	670	693
Platform Specialty Products
5.875%, 12/01/2025 (A)	4,203	4,108
Rain CII Carbon
7.250%, 04/01/2025 (A)	5,320	5,626
Reichhold Industries
9.000%, 05/01/2018 (A)(B)(E)	859	–
Scotts Miracle-Gro
6.000%, 10/15/2023	730	767
5.250%, 12/15/2026	90	89
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	189	195
Taseko Mines
8.750%, 06/15/2022 (A)	978	1,020
TPC Group
8.750%, 12/15/2020 (A)	3,944	3,962
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	995	978

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	147

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tronox
6.500%, 04/15/2026 (A)	$ 1,067	$1,067
Tronox Finance
7.500%, 03/15/2022 (A)	1,644	1,706
5.750%, 10/01/2025 (A)	1,393	1,355
United States Steel
6.875%, 08/15/2025	792	814
6.250%, 03/15/2026	1,324	1,320
Valvoline
4.375%, 08/15/2025	335	325
Venator Finance Sarl
5.750%, 07/15/2025 (A)	2,831	2,824
Versum Materials
5.500%, 09/30/2024 (A)	1,001	1,033
		98,842

Real Estate — 1.5%
CoreCivic
5.000%, 10/15/2022	245	248
4.625%, 05/01/2023	1,465	1,454
Equinix
5.875%, 01/15/2026	775	808
5.750%, 01/01/2025	80	83
GEO Group
6.000%, 04/15/2026	4,305	4,208
5.875%, 01/15/2022	1,265	1,300
5.125%, 04/01/2023	35	35
GLP Capital
5.375%, 04/15/2026	590	599
Howard Hughes
5.375%, 03/15/2025 (A)	590	583
Iron Mountain
4.875%, 09/15/2027 (A)	1,535	1,424
Kennedy-Wilson
5.875%, 04/01/2024	700	694
MPT Operating Partnership
5.000%, 10/15/2027	2,033	1,993
Qualitytech
4.750%, 11/15/2025 (A)	515	484
Realogy Group
4.875%, 06/01/2023 (A)	4,729	4,528
RHP Hotel Properties
5.000%, 04/15/2021	530	534
5.000%, 04/15/2023	460	461
Sabra Health Care
5.125%, 08/15/2026	2,861	2,758
SBA Communications
4.875%, 09/01/2024	485	475
Uniti Group
8.250%, 10/15/2023	870	822
7.125%, 12/15/2024 (A)	410	371

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 04/15/2023 (A)	$ 240	$231
		24,093

Telecommunication Services — 9.8%
Altice France
7.375%, 05/01/2026 (A)	10,877	10,360
C&W Senior Financing Designated Activity
6.875%, 09/15/2027 (A)	806	804
CenturyLink
7.500%, 04/01/2024	1,690	1,703
6.750%, 12/01/2023	3,300	3,209
5.800%, 03/15/2022	1,044	1,019
5.625%, 04/01/2025	4,962	4,478
Cogent Communications Finance
5.625%, 04/15/2021 (A)	1,880	1,889
Cogent Communications Group
5.375%, 03/01/2022 (A)	610	624
Digicel
6.000%, 04/15/2021 (A)	2,729	2,562
Digicel Group
8.250%, 09/30/2020 (A)	2,480	2,133
6.750%, 03/01/2023 (A)	520	468
Frontier Communications
11.000%, 09/15/2025	3,141	2,354
10.500%, 09/15/2022	7,331	6,131
8.500%, 04/15/2020	1,787	1,798
8.500%, 04/01/2026 (A)	2,166	2,096
7.125%, 01/15/2023	1,115	752
6.875%, 01/15/2025	4,535	2,681
GCI
6.875%, 04/15/2025	345	361
6.750%, 06/01/2021	640	648
GTT Communications
7.875%, 12/31/2024 (A)	514	515
Inmarsat Finance
6.500%, 10/01/2024 (A)	1,190	1,208
4.875%, 05/15/2022 (A)	3,610	3,511
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	1,564	1,460
8.000%, 02/15/2024 (A)	1,355	1,425
7.500%, 04/01/2021	3,167	2,868
7.250%, 10/15/2020	3,720	3,441
5.500%, 08/01/2023	1,935	1,558
Intelsat Luxembourg
7.750%, 06/01/2021	1,020	561
Level 3 Financing
5.625%, 02/01/2023	265	265
5.375%, 01/15/2024	2,575	2,509
5.375%, 05/01/2025	6,495	6,300
5.125%, 05/01/2023	130	128
Midcontinent Communications
6.875%, 08/15/2023 (A)	605	636

148	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nortel Networks
0.000%, 07/15/2011 (E)	$ 113	$25
Qwest Capital Funding
7.750%, 02/15/2031	315	283
Radiate Holdco
6.625%, 02/15/2025 (A)	3,354	3,086
SFR Group
6.250%, 05/15/2024 (A)	1,991	1,877
6.000%, 05/15/2022 (A)	1,105	1,080
SoftBank Group
6.000%, 07/30/2025	575	582
Sprint
7.875%, 09/15/2023	9,298	9,484
7.625%, 02/15/2025	8,824	8,670
7.625%, 03/01/2026	786	767
7.250%, 09/15/2021	3,031	3,133
7.125%, 06/15/2024	860	838
Sprint Capital
8.750%, 03/15/2032	2,605	2,722
Sprint Nextel
6.000%, 11/15/2022	2,963	2,907
Telecom Italia
5.303%, 05/30/2024 (A)	610	621
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,000	956
Telesat Canada
8.875%, 11/15/2024 (A)	2,440	2,678
TIBCO Software
11.375%, 12/01/2021 (A)	2,590	2,820
T-Mobile USA
6.500%, 01/15/2024	795	833
6.500%, 01/15/2026	2,676	2,843
6.375%, 03/01/2025	775	810
4.750%, 02/01/2028	975	937
United States Cellular
6.700%, 12/15/2033	1,614	1,683
Unitymedia GmbH
6.125%, 01/15/2025 (A)	795	834
UPCB Finance IV
5.375%, 01/15/2025 (A)	1,630	1,573
Urban One
9.250%, 02/15/2020 (A)	3,526	3,420
7.375%, 04/15/2022 (A)	3,022	2,992
Videotron
5.375%, 06/15/2024 (A)	635	656
5.125%, 04/15/2027 (A)	2,190	2,146
Virgin Media Finance
5.750%, 01/15/2025 (A)	2,197	2,104
Virgin Media Secured Finance
5.500%, 01/15/2025 (A)	400	390
5.500%, 08/15/2026 (A)	480	467
5.250%, 01/15/2026 (A)	2,635	2,536

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wind Tre
5.000%, 01/20/2026 (A)	$ 2,205	$1,868
Windstream Services
8.750%, 12/15/2024 (A)	2,510	1,487
7.750%, 10/15/2020	568	474
6.375%, 08/01/2023 (A)	1,880	1,072
Zayo Group
6.375%, 05/15/2025	1,575	1,630
6.000%, 04/01/2023	1,788	1,837
5.750%, 01/15/2027 (A)	1,235	1,207
Ziggo Bond Finance BV
6.000%, 01/15/2027 (A)	2,000	1,865
Ziggo Secured Finance BV
5.500%, 01/15/2027 (A)	3,520	3,308
		153,956

Utilities — 1.1%
AES
6.000%, 05/15/2026	140	147
AES Corp
4.000%, 03/15/2021	455	457
AmeriGas Partners
5.875%, 08/20/2026	135	132
5.500%, 05/20/2025	340	328
Calpine
5.250%, 06/01/2026 (A)	888	857
Dynegy
8.000%, 01/15/2025 (A)	225	244
7.625%, 11/01/2024	2,045	2,206
7.375%, 11/01/2022	145	153
Ferrellgas Partners
6.750%, 01/15/2022	95	90
GenOn Americas Generation
9.125%, 05/01/2031 (E)	150	78
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	2,139	2,016
4.250%, 09/15/2024 (A)	544	528
NRG Energy
7.250%, 05/15/2026	3,210	3,395
6.625%, 01/15/2027	55	56
6.250%, 07/15/2022	35	36
6.250%, 05/01/2024	1,225	1,262
5.750%, 01/15/2028 (A)	1,572	1,537
NSG Holdings
7.750%, 12/15/2025 (A)	1,640	1,800
Talen Energy Supply
6.500%, 06/01/2025	161	113
TerraForm Power Operating
5.000%, 01/31/2028 (A)	2,214	2,101

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	149

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Texas Energy (Escrow Security)
3.900%, 12/31/2034 (B)	$ 167	$25
		17,561

Total Corporate Obligations (Cost $1,240,556) ($ Thousands)		1,194,588

ASSET-BACKED SECURITIES — 9.1%

Other Asset-Backed Securities — 9.1%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
2.327%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)	679	31
B&M CLO, Ser 2014-1A, Cl E
7.472%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(B)	2,480	2,257
Battalion CLO IV, Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (A)(B)(I)	5,640	1,241
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)(B)(I)	3,274	1,146
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 10/17/2026 (A)(B)(I)	4,007	1,683
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/2030 (A)(B)(G)(I)	3,390	2,441
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (A)(B)(G)(I)	4,450	3,760
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(B)(I)	5,857	5,154
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(G)(I)	2,531	1,367
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(I)	3	2,077
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(I)	2,092	1,841
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(I)	6,387	3,321
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(I)	7,502	5,889
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (B)(I)	6,715	5,637
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (A)(B)(G)(I)	6,720	6,115
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/15/2029 (A)(B)(I)	6,228	5,400
Benefit Street Partners CLO XIV, Ser 2018- 14A, Cl SUB
0.000%, 04/20/2031 (A)(B)(I)	3,809	3,388

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners Warehouse Note
0.000%, (B)(I)	$ 1,425	$1,425
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(I)	1,869	1,785
CIFC Funding, Ser 2012-2A, Cl SUB
0.000%, 12/05/2024 (A)(B)(I)	1,653	33
CVP Cascade CLO, Ser 2014-2A, Cl D
6.534%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(B)	759	713
CVP Cascade CLO, Ser 2014-2A, Cl E
7.534%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)	2,469	2,168
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
8.945%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(B)	3,890	3,733
Figueroa CLO, Ser 2013-1I, Cl SUB
0.000%, 03/21/2024 (B)(I)	18,856	1
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(B)(I)	2,907	1,298
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
8.821%, VAR ICE LIBOR USD 3 Month+6.750%, 10/10/2026 (A)(B)	1,730	1,729
Great Lakes CLO, Ser 2018-1A, Cl ER
9.080%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)	3,253	3,133
Great Lakes CLO 2015-1, Ser 2018-1A, Cl FR
11.720%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)	1,198	1,134
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(B)(I)	4,860	4,357
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(I)	4,519	3,660
Great Lakes CLO, Ser 2017-1A, Cl ER
9.222%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)	3,321	3,292
Great Lakes CLO, Ser 2017-1A, Cl FR
11.722%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)	1,940	1,921
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2029 (A)(B)(I)	2,484	2,036
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
9.305%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(B)	3,223	3,219
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(B)(I)	651	652
JFIN Revolver CLO, Ser 2014-2A, Cl C
4.635%, VAR ICE LIBOR USD 3 Month+2.750%, 02/20/2022 (A)(B)	1,951	1,951

150	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(I)	$ 3,797	$2,924
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
7.593%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)	2,499	2,499
Nelder Grove CLO, Ser 2017-1A, Cl ER
8.684%, VAR ICE LIBOR USD 3 Month+6.700%, 08/28/2026 (A)(B)	2,926	2,926
Neuberger Berman CLO XVI, Ser 2018-16SA, Cl SUB
0.000%, 01/15/2028 (A)(B)(I)	1,459	1,459
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2027 (A)(B)(I)	3,640	2,548
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
0.100%, 10/17/2027 (A)(B)	112	82
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
7.845%, VAR ICE LIBOR USD 3 Month+6.100%, 07/25/2025 (A)(B)	1,974	1,944
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
7.795%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(B)	3,439	3,322
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 09/29/2027 (A)(B)(I)	5,483	2,948
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2025 (A)(B)(I)	2,615	1,347
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)(I)	1,655	1,415
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(B)(I)	7,935	2,777
TCP Waterman CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(I)	9,085	8,643
TCW CLO Warehouse Note
0.000%, (B)(I) (K)	3,119	3,119
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(B)(I)	4,194	3,659
Venture CDO, Ser 2012-10A, Cl SUB
0.000%, 04/20/2027 (A)(B)(I)	7,108	3,909
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(I)	2,030	1,746
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(I)	1,609	1,416
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(I)	4,193	3,805

Total Asset-Backed Securities (Cost $118,341) ($ Thousands)		143,476

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 8.4%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-3 Loan, 1st Lien
4.552%, VAR LIBOR+2.250%, 02/16/2024	$ 344	$344
4.127%, VAR LIBOR+2.250%, 02/16/2024	536	536
Academy, Ltd., Initial Term Loan, 1st Lien
6.017%, VAR LIBOR+4.000%, 07/01/2022	278	221
5.664%, VAR LIBOR+4.000%, 07/01/2022	865	688
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC), Initial Term Loan, 1st Lien
4.898%, VAR LIBOR+3.250%, 08/18/2024	773	777
Air Medical Group Holdings, Inc., 2018 New Term Loan, 1st Lien
5.500%, VAR LIBOR+4.250%, 03/14/2025	1,105	1,114
Air Medical Group Holdings, Inc., Term Loan, 1st Lien
4.936%, VAR LIBOR+3.250%, 04/28/2022	985	988
Akorn, Inc., Loan, 1st Lien
4.500%, VAR LIBOR+4.250%, 04/16/2021	783	777
Alvogen Pharma US, Inc., Loan, 1st Lien
6.880%, VAR LIBOR+5.000%, 04/01/2022 (B)	1,389	1,390
Anaren, Inc., Term Loan
6.802%, VAR LIBOR+4.500%, 02/18/2021 (B)	757	755
Apex Tool Group, LLC, Second Amendment Term Loan
5.627%, VAR LIBOR+3.750%, 02/01/2022	2,940	2,933
Applied Systems, Inc., Initial Term Loan
9.302%, VAR LIBOR+7.000%, 09/19/2025	336	347
Ascend Learning, Cov-Lite, Term Loan B, 1st Lien
4.877%, VAR LIBOR+3.250%, 07/12/2024	145	145
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan
7.877%, VAR LIBOR+6.000%, 08/04/2025	2,572	2,639
Atlas America Finance, Inc., Term Loan, 1st Lien
9.207%, VAR LIBOR+7.330%, 05/06/2021	181	172

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	151

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Audio Visual Services, Term Loan, 2nd Lien
9.256%, 08/22/2025	$ 736	$736
Avaya Inc., Initial Term Loan, 1st Lien
6.536%, VAR LIBOR+4.750%, 12/15/2024	867	872
Big River Steel LLC, Closing Date Term Loan, 1st Lien
7.302%, VAR LIBOR+5.000%, 08/23/2023 (B)	1,319	1,335
BMC Software Finance, Inc., Initial B-2 US Term Loan
5.127%, VAR LIBOR+3.250%, 09/10/2022	797	800
Boart Longyear, Term Loan, 1st Lien
11.000%, 10/23/2020 (G)	145	145
BPA Laboratories, Term Loan, 2nd Lien
4.802%, 04/29/2020	181	166
Broadriders, Term Loan B, 1st Lien
0.000%, 03/21/2024 (H)	1,595	1,571
BWay Holding Company , Initial Term Loan, 1st Lien
6.750%, VAR LIBOR+3.250%, 04/03/2024	3	3
4.958%, VAR LIBOR+3.250%, 04/03/2024	1,136	1,141
California Resources Corporation, Initial Loan, 1st Lien
6.572%, VAR LIBOR+4.750%, 12/31/2022	1,421	1,440
California Resources Corporation, Loan, 1st Lien
12.229%, VAR LIBOR+10.375%, 12/31/2021	3,168	3,575
Cengage Learning, Inc., 2016 Refinancing Term Loan
6.036%, VAR LIBOR+4.250%, 06/07/2023	2,015	1,830
Ceva Group PLC (fka Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 1st Lien
6.500%, VAR LIBOR+-0.100%, 03/19/2021	203	198
Ceva Intercompany BV, Dutch BV Term Loan, 1st Lien
7.272%, VAR LIBOR+5.500%, 03/19/2021	206	202
Ceva Logistics Canada, ULC (fka TNT Canada ULC), Canadian Term Loan, 1st Lien
7.272%, VAR LIBOR+5.500%, 03/19/2021	36	35
Ceva Logistics U.S. Holdings Inc. (fka Louis U.S. Holdco, Inc.), US Term Loan, 1st Lien
7.272%, VAR LIBOR+5.500%, 03/19/2021	284	279

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
3.880%, VAR LIBOR+2.000%, 04/30/2025	$ 2,112	$2,119
Checkout Holding Corp., Term B Loan
5.377%, VAR LIBOR+3.500%, 04/09/2021	1,440	893
Chesapeake Energy Corporation, Class A Loan, 1st Lien
9.444%, VAR LIBOR+7.500%, 08/23/2021	1,990	2,111
Chief Exploration & Development LLC, Term Loan, 2nd Lien
8.416%, VAR LIBOR+6.500%, 05/16/2021	1,140	1,129
CityCenter Holdings, LLC , Term B Loan, 1st Lien
4.377%, VAR LIBOR+2.500%, 04/18/2024	274	275
ClubCorp Holdings, Inc., Term B Loan
5.552%, VAR LIBOR+3.250%, 09/18/2024	984	990
Communications Sales & Leasing, Inc. (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 10/24/2022	1,738	1,676
Contura Energy, Inc., Term Loan, 1st Lien
6.880%, VAR LIBOR+5.000%, 03/18/2024 (B)	1,560	1,555
Coronado, Term Loan B, 1st Lien
8.802%, 03/21/2025	1,524	1,501
Coronado, Term Loan C, 1st Lien
8.802%, 03/21/2025	416	409
Cowlitz Tribal Gaming Authority, Term B Loan, 1st Lien
12.377%, VAR LIBOR+10.500%, 12/06/2021 (B)	2,963	3,229
Crown America, 1st Lien
0.000%, 01/17/2025 (H)	355	358
CTI Foods Holding Co., LLC, Term Loan, 2nd Lien
8.900%, VAR LIBOR+7.250%, 06/28/2021	1,190	881
Cumulus Media Holdings Inc. , Term Loan, 1st Lien
4.900%, VAR LIBOR+3.250%, 12/23/2020	4,763	4,001
Dex Media, Inc., Loan, 1st Lien
11.880%, VAR LIBOR+10.000%, 07/29/2021	525	538

152	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, 1st Lien
7.877%, VAR LIBOR+6.000%, 06/30/2022 (E)	$ 755	$734
East Valley Tourist Development Authority , Term Loan, 1st Lien
10.302%, VAR LIBOR+8.000%, 09/30/2020 (B)	2,443	2,480
Empire Generating Co, LLC, Term B Advance, 1st Lien
6.030%, VAR LIBOR+4.250%, 03/12/2021	1,217	1,001
Empire Generating Co, LLC, Term C Advance, 1st Lien
6.030%, VAR LIBOR+4.250%, 03/12/2021	120	100
Evergreen Skills Lux S.À R.L., Initial Term Loan
10.127%, VAR LIBOR+8.250%, 04/28/2022	170	147
6.627%, VAR LIBOR+4.750%, 04/28/2021	2,665	2,569
Fairmount Santrol Inc. (fka Fairmount Minerals, Ltd.), Initial Term Loan, 1st Lien
7.693%, VAR LIBOR+6.000%, 11/01/2022	790	798
First Data Corporation, New Dollar Term Loan, Ser 2024-A
4.122%, VAR LIBOR+2.250%, 04/26/2024	2,165	2,168
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
4.695%, VAR LIBOR+3.000%, 12/29/2023	1,065	1,069
Foresight Energy LLC, Term Loan, 1st Lien
7.443%, VAR LIBOR+5.750%, 03/28/2022	1,348	1,324
Formula One Management Limited, Facility B3 (USD), 1st Lien
4.377%, VAR LIBOR+2.500%, 02/01/2024	2,700	2,693
Forterra Finance, LLC, Replacement Term Loan
4.877%, VAR LIBOR+3.000%, 10/25/2023	1,316	1,213
FTS International, Inc. (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
6.627%, VAR LIBOR+4.750%, 04/16/2021	354	354

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan
5.052%, VAR LIBOR+2.750%, 07/30/2024	$ 645	$647
Gavilan Resources, LLC, Initial Term Loan
7.786%, VAR LIBOR+6.000%, 03/01/2024	1,503	1,504
General Nutrition Centers, Inc., FILO Term Loan, 1st Lien
8.880%, VAR LIBOR+7.000%, 12/31/2022	580	593
General Nutrition Centers, Inc., Tranche B-2 Term Loan, 1st Lien
10.590%, 03/04/2021	1,272	1,197
10.460%, 03/04/2021	20	18
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances
7.193%, VAR LIBOR+5.500%, 11/13/2021	410	401
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
7.560%, VAR LIBOR+5.250%, 08/25/2023	516	474
Hillman, Term Loan B, 1st Lien
5.193%, 06/30/2021	294	297
Husky IMS, Cov-Lite, Term Loan B, 1st Lien
4.877%, 03/16/2025	1,050	1,048
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Tranche D Term Loan, 1st Lien
9.052%, VAR LIBOR+6.750%, 01/30/2019 (B)	760	600
Indivior Finance S.a.r.l., Term Loan B, 1st Lien
6.420%, 12/14/2022	1,134	1,135
Intelsat Jackson Holdings S.A., Tranche B-5 Term Loan, 1st Lien
6.625%, 01/02/2024	1,650	1,669
J. Crew Group, Inc., Amended Loan, 1st Lien
5.097%, VAR LIBOR+3.220%, 03/05/2021	1,055	760
5.074%, VAR LIBOR+3.220%, 03/05/2021	401	289
4.868%, VAR LIBOR+3.220%, 03/05/2021	300	216
KCA Deutag US Finance LLC (KCA Deutag GMBH), Original Term Loan, 1st Lien
7.654%, VAR LIBOR+5.750%, 05/15/2020	996	994
7.346%, VAR LIBOR+5.750%, 05/15/2020	3	2
KCA, Term Loan B, 1st Lien
0.000%, 03/21/2023 (H)	235	235

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	153

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 2nd Lien
14.540%, VAR LIBOR+12.500%, 12/07/2020	$ 2,542	$1,131
Lucid Energy Group II Borrower, LLC, Initial Term Loan, 1st Lien
4.786%, VAR LIBOR+3.000%, 02/17/2025	918	912
Mashantucket (Western) Pequot Tribe, Term A Loan, 1st Lien
5.627%, VAR LIBOR+3.750%, 07/01/2018	730	716
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
10.002%, VAR LIBOR+8.125%, 06/30/2020	7,091	6,949
Medallion Midland Acquisition, LLC, Initial Term Loan, 1st Lien
5.127%, VAR LIBOR+3.250%, 10/30/2024	1,025	1,022
Medical Card System, Inc., Loan, 1st Lien
1.500%, VAR LIBOR+0.500%, 05/31/2019 (B)(G)	1,530	1,370
MEG Energy Corp., Initial Term Loan, 1st Lien
5.810%, VAR LIBOR+3.500%, 12/31/2023	298	298
Meredith Corporation, Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 01/31/2025	760	764
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)(E)	300	—
Moneygram International, Inc., Term Loan, 1st Lien
4.943%, VAR LIBOR+3.250%, 03/27/2020	1,204	1,202
Moxie Liberty LLC, Construction B-1 Advance, 1st Lien
8.193%, VAR LIBOR+6.500%, 08/21/2020	1,929	1,792
Murray Energy Corporation, Term B-2 Loan, 1st Lien
9.552%, VAR LIBOR+7.250%, 04/16/2020	3,574	3,020
Neiman Marcus Group LTD LLC, Other Term Loan, 1st Lien
4.941%, VAR LIBOR+3.250%, 10/25/2020	1,276	1,100
New LightSquared LLC, Loan, 1st Lien
10.785%, VAR LIBOR+0.000%, 12/07/2020	2,378	2,081
New MMI, Inc., Term B Loan, 1st Lien
9.522%, VAR LIBOR+4.750%, 02/13/2023	2,911	2,874

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
New rue21, LLC, Term Loan, 1st Lien
12.500%, 09/22/2022	$ 144	$82
Nine West Holdings, Inc., Initial Loan (Unsecured)
6.954%, VAR LIBOR+5.250%, 01/08/2020	4,352	1,689
Onex Carestream Finance LP, Term Loan (First Lien 2013), 1st Lien
5.693%, VAR LIBOR+4.000%, 06/07/2019	178	178
Onex Carestream Finance LP, Term Loan, 2nd Lien
10.193%, VAR LIBOR+8.500%, 12/07/2019	1,621	1,613
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L., Initial Term Loan, 1st Lien
5.443%, VAR LIBOR+3.750%, 06/30/2021	767	773
P2 Upstream Acquisition Co. (P2 Upstream Canada BC ULC), Term Loan
5.800%, VAR LIBOR+4.000%, 10/30/2020	719	709
Pardus Oil & Gas LLC, Cov-Lite PIK, Term Loan, 2nd Lien
5.000%, 05/13/2022 (B)	76	—
Pardus Oil and Gas, LLC (fka Energy & Exploration Partners, LLC), Tranche A Term Loan, 1st Lien
13.000%, 11/12/2021 (B)	147	—
Petco Animal Supplies, Inc., Term Loan, 1st Lien
4.772%, VAR LIBOR+3.000%, 01/26/2023	1,658	1,211
PetSmart, Inc., Tranche B-2 Loan, 1st Lien
4.680%, VAR LIBOR+3.000%, 03/11/2022	1,281	1,025
Quorum Health Corporation, Term Loan, 1st Lien
8.398%, VAR LIBOR+6.750%, 04/29/2022	937	956
Radio One, Inc., Initial Term Loan, 1st Lien
5.700%, VAR LIBOR+4.000%, 04/18/2023	655	649
Revlon Consumer Products Corporation, Initial Term B Loan, 1st Lien
5.377%, VAR LIBOR+3.500%, 09/07/2023	214	168
5.148%, VAR LIBOR+3.500%, 09/07/2023	520	407

154	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
8.302%, VAR LIBOR+6.000%, 02/21/2021	$ 824	$688
Sequa Mezzanine Holdings L.L.C., Initial Loan
10.753%, VAR LIBOR+9.000%, 04/28/2022	863	874
Sequa Mezzanine Holdings L.L.C., Initial Term Loan
7.071%, VAR LIBOR+5.000%, 11/28/2021	956	967
6.588%, VAR LIBOR+5.000%, 11/28/2021	2	2
Staples, Inc., Closing Date Term Loan
5.787%, VAR LIBOR+4.000%, 09/12/2024	1,968	1,948
Steinway Musical Instruments, Inc., Term Loan B, 1st Lien
3.750%, 02/13/2025	1,350	1,357
Syniverse Holdings, Inc., Tranche C Term Loan
6.718%, VAR LIBOR+5.000%, 02/09/2023	3,249	3,284
Transdigm Inc., New Tranche G Term Loan
4.802%, VAR LIBOR+2.500%, 08/22/2024	1,880	1,885
Transdigm Inc., Term Loan, 1st Lien
0.000%, 08/22/2024 (H)	51	51
Traverse Midstream Partners LLC, Advance, 1st Lien
5.850%, VAR LIBOR+4.000%, 09/27/2024	2,723	2,737
Vantiv, Incremental Term Loan
3.777%, VAR LIBOR+2.000%, 08/09/2024	1,583	1,590
Vantiv, LLC (fka Fifth Third Processing Solutions, LLC), Term B-3 Loan, 1st Lien
0.000%, 10/14/2023 (H)	484	486
Veritas US Inc., New Dollar Term B Loan
6.802%, VAR LIBOR+4.500%, 01/27/2023	1,151	1,145
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016)
5.810%, VAR LIBOR+4.000%, 03/29/2021	1,741	1,670
Windstream Services, LLC (fka Windstream Corporation), Tranche B-7 Term Loan
5.060%, VAR LIBOR+3.250%, 02/17/2024	585	522

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Total Loan Participations (Cost $136,379) ($ Thousands)		132,445

	Shares

COMMON STOCK — 1.2%
Amplify Energy *	100,766	$1,025
Aspect Software, Cl CR1 *(B)(G)	27,500	213
Aspect Software, Cl CR2 *(B)(G)	11,134	86
Avaya Holdings *	26,343	590
Berry Petroleum *(B)	129,459	1,133
Berry Petroleum (Escrow Security) *(B)	3,278,000	—
Boart Longyear *	97,112,815	745
Caesars Entertainment *	72,932	821
CEVA Holdings *(B)	561	342
CHC Group *	1,075	8
CUI Acquisition *(B)(G)	3	246
Energy & Exploration Partners *(B)	185	—
Global Aviation Holdings, Cl A *(B)	97,655	—
Gymboree *	40,312	766
Halcon Resources *	68,040	331
Linn Energy *	15,563	597
Medical Card Systems *(B)	284,758	—
Mmodal *	42,430	1,209
NII Holdings *	51,236	108
Patterson-UTI Energy	20,962	367
Peabody Energy (Escrow Security) *	420,000	—
Quad/Graphics Inc	326	8
Reichhold Industries *(B)(G)	1,427	1,236
Rue 21 *	55,057	36
SandRidge Energy *	3,760,982	116
TE Holdcorp *	50,160	50
Titan Energy *	22,243	24
UCI International Holdings *(B)(G)	27,268	498
VICI Properties	222,491	4,076
Vistra Energy *	164,928	3,435

Total Common Stock (Cost $18,922) ($ Thousands)		18,066

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.6%

Connecticut — 0.2%
Mohegan Tribal, Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)(B)	3,540	3,745

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2037 (E)	130	58
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (E)	1,200	510

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	155

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.125%, 07/01/2037 (E)	$ 775	$335
5.000%, 07/01/2041 (E)	705	298
Government Development Bank for Puerto Rico, RB
5.750%, 08/01/2025 (E)	135	48
Government Development Bank for Puerto Rico, Ser A, RB
4.375%, 02/01/2019 (B)(E)	985	352
Government Development Bank for Puerto Rico, Ser A, RB
5.500%, 08/01/2020 (B)(E)	720	258
Government Development Bank for Puerto Rico, Ser B, RB
5.000%, 12/01/2016 (E)	360	129
5.000%, 12/01/2017 (B)(E)	85	30
4.704%, 05/01/2016 (B)(E)	565	202
Government Development Bank for Puerto Rico, Ser C, RB
5.400%, 08/01/2019 (B)(E)	280	100
Government Development Bank for Puerto Rico, Ser H, RB
5.200%, 08/01/2026 (E)	75	27
5.000%, 08/01/2023 (E)	875	313
4.950%, 08/01/2022 (E)	25	9
4.900%, 08/01/2021 (E)	30	10
4.500%, 08/01/2019 (E)	50	18
Government Development Bank for Puerto Rico, Ser I, RB
4.350%, 08/01/2018 (E)	10	4

		2,701

Texas — 0.2%
Texas State, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024 (B)	3,220	3,311

Total Municipal Bonds (Cost $10,301) ($ Thousands)		9,757

CONVERTIBLE BONDS — 0.6%
Advanced Micro Devices CV to 125.0031
2.125%, 09/01/2026	375	549
CHC Group CV to 125.0000
0.000%, 10/01/2020 (J)	55	71
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	615	477
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	602	518

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Ensco Jersey Finance CV to 71.3343
3.000%, 01/31/2024	$ 659	$526
GenOn CV to 14.7167
0.000%, 06/15/2021 (B)(E)	2,200	–
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,066	2,785
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,653	1,165
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	300	408
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	2,065	2,798
Mirabela Nickel CV to 5.9242
9.500%, 06/24/2019 (A)(B)(E)	1,541	331

Total Convertible Bonds (Cost $10,409) ($ Thousands)		9,628

	Shares

PREFERRED STOCK — 0.4%
Aspen Insurance Holdings, 5.950%	86,000	2,254
Berry Petroleum, 0.000% *(B)	196,693	2,213
CEVA Holdings, 0.000% *(B)	1,214	740
Federal Home Loan Mortgage, 0.000% *	16,903	142
FNMA, 0.000% *	24,650	222
TE Holdcorp, 0.000% *	74,814	524
VICI Properties	38,747	710

Total Preferred Stock (Cost $6,431) ($ Thousands)		6,805

	Number of Rights

RIGHTS — 0.0%
Texas Competitive Electric Holdings LLC
0.000 ‡‡(B)	361,919	184

Total Rights (Cost $455) ($ Thousands)		184

156	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *(B)	2,496	$–
Lion Holding, Expires 12/30/2027 Strike Price $– *	1,575	–
SandRidge Energy, Expires 10/04/2022 Strike Price $42 *	3,108	2
SandRidge Energy, Expires 10/04/2022 Strike Price $41 *	7,382	1

Total Warrants (Cost $37) ($ Thousands)		3

	Shares

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	55,409,098	55,409

Total Cash Equivalent (Cost $55,409) ($ Thousands)		55,409

Total Investments in Securities— 99.5% (Cost $1,597,240) ($ Thousands)		$1,570,361

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2018 is as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
CDX NA.HY.29	Sell	5.00%	Quarterly	12/20/2022	(12,910)	$837	$1,051	$(214)

						$837	$1,051	$(214)

A list of the open OTC swap agreements held by the Fund at March 31, 2018 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
JPMorgan Chase	IBOXHY	IBOXXHY	3-Month USD - LIBOR	Quarterly	06/20/2018	USD	76	$ 119	$ 61	$ 58

								$ 119	$ 61	$ 58

Percentages are based on Net Assets of $1,578,918 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2018.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $802,158 ($ Thousands), representing 50.80% of the Net Assets of the Fund.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered illiquid. The total value of such securities as of March 31, 2018 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	157

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

High Yield Bond Fund (Concluded)

(D)	Securities considered restricted. The total market value of such securities as of March 31, 2018 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(E)	Security is in default on interest payment.
(F)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on March 31, 2018. The coupon on a step bond changes on a specified date.
(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2018 was $17,826 ($ Thousands) and represented 1.1% of the Net Assets of the Fund.
(H)	Unsettled bank loan. Interest rate not available.
(I)	Interest rate unavailable.
(J)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(K)	Maturity date not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

Ser — Series

SPX — Standard & Poor’s 500 Index

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,188,048	$6,540	$1,194,588
Asset-Backed Securities	–	12,010	131,466	143,476
Loan Participations	–	119,731	12,714	132,445
Common Stock	10,342	3,970	3,754	18,066
Municipal Bonds	–	1,759	7,998	9,757
Convertible Bonds	–	9,297	331	9,628
Preferred Stock	2,256	1,596	2,953	6,805
Rights	–	–	184	184
Warrants	–	3	–	3
Cash Equivalent	55,409	–	–	55,409

Total Investments in Securities	$68,007	$1,336,414	$165,940	$1,570,361

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps Credit Default Swaps * Unrealized Depreciation	$—	$(214)	$—	$(214)
OTC Swaps Total Return Swaps * Unrealized Appreciation	—	58	—	58

Total Other Financial Instruments	$—	$(156)	$—	$(156)

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

158	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Municipal Bonds	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Rights	Investments in Warrants
Balance as of October 1, 2017	$5,764	$153,679	$15,482	$4,122	$7,511	$139	$2,990	$557	$1
Accrued discounts/premiums	2	(490)	6	–	–	–	–	–	–
Realized gain/(loss)	41	7,870	(84)	–	–	–	52	–	–
Change in unrealized appreciation/ (depreciation)	(286)	2,796	(82)	(184)	34	192	153	(557)	(1)
Purchases	1,078	11,063	(818)	–	101	–	–	–	–
Sales	(408)	(43,452)	(1,790)	–	–	–	(242)	–	–
Net transfer into Level 3	349	–	–	–	352	–	–	184	–
Net transfer out of Level 3	–	–	–	(184)	–	–	–	–	–
Ending Balance as of March 31, 2018	$6,540	$131,466	$12,714	$3,754	$7,998	$331	$2,953	$184	$-
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(284)	$5,514	$(3)	$10	$61	$201	$206	$(194)	$–

(1) Of the $165,939 ($ Thousands) in Level 3 securities as of March 31, 2018, $2,382 ($ Thousands) or 0.2% of Net Assets are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. The value of these securities is immaterial and no further disclosure is required.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
SEI Liquidity Fund, L.P.	$ 6	$ —	$ (6)	$ —	$ —	$ —	$ —
SEI Daily Income Trust, Government Fund, CI F	81,200	322,910	(348,701)	—	—	55,409	342

Totals	$81,206	$322,910	$(348,707)	$ —	$ —	$55,409	$342

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	159

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Conservative Income Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (A) — 45.1%
Banks — 16.8%
Bank Nederlandse Gemeenten
1.557%, 04/03/2018 (B)	$5,000	$4,999
Bank of Montreal IL
1.798%, 05/03/2018	2,000	1,996
Bank of Nova Scotia
1.847%, 04/04/2018 (B)	700	700
1.652%, 07/06/2018 (B)	2,000	1,988
Barclays Bank
1.809%, 04/09/2018	4,000	3,998
Commonwealth Bank of Australia
1.876%, 10/05/2018 (B)	2,000	1,998
DZ Bank Deutsche Zentral-Genossenschaftsbank
1.670%, 04/02/2018 (B)	6,837	6,836
Mizuho Bank
1.737%, 04/09/2018 (B)	2,830	2,829
Oversea-Chinese Banking
1.906%, 10/04/2018 (B)	1,000	999
Skandinaviska Enskilda Banken
2.212%, 06/14/2018 (B)	4,000	3,982
Swedbank
1.782%, 04/26/2018	3,000	2,996
United Overseas Bank
1.781%, 04/26/2018 (B)	5,000	4,992

		38,313

Energy — 0.9%
Suncor Energy
2.261%, 04/03/2018 (B)	2,100	2,100

Financial — 27.4%
Alpine Securitization
2.021%, 07/31/2018	2,500	2,479
Antalis SA
1.969%, 07/10/2018	1,000	994
1.751%, 04/04/2018	3,000	2,999
Caisse d’Amortissement de la Dette Sociale
1.783%, 05/02/2018 (B)	5,000	4,991
Caisse des Depots et Consignations
1.854%, 04/16/2018 (B)	3,000	2,997
Cancara Asset Securitisation
2.214%, 06/21/2018	5,000	4,973

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (A) (continued)
Caterpillar Financial Services
2.154%, 04/26/2018	$5,000	$4,992
Chariot Funding
1.700%, 04/02/2018 (B)	3,366	3,365
Danske
2.102%, 06/04/2018 (B)	3,150	3,137
JPMorgan Securities
1.870%, 04/02/2018 (B)	1,000	1,000
Lam Research
2.271%, 04/04/2018 (B)	2,100	2,099
Lexington Parker Capital
1.890%, 05/01/2018 (B)	570	569
LMA Americas
1.959%, 07/09/2018	1,000	993
1.771%, 04/04/2018	3,000	2,999
Matchpoint Finance
1.750%, 04/02/2018 (B)	3,000	2,999
Sheffield Receivables
1.838%, 04/03/2018 (B)	3,000	2,999
Southern California Edison
2.230%, 04/02/2018 (B)	2,100	2,100
Starbird Funding
2.532%, 09/17/2018 (B)	3,000	2,965
1.750%, 04/02/2018 (B)	3,000	2,999
Suncorp-Metway
1.603%, 07/09/2018 (B)	1,500	1,490
1.600%, 04/30/2018 (B)	4,000	3,993
Thunder Bay Funding
1.758%, 04/02/2018 (B)	2,250	2,250
UnitedHealth Group
1.971%, 04/04/2018 (B)	2,100	2,099

		62,481

Total Commercial Paper (Cost $102,926) ($ Thousands)		102,894

CORPORATE OBLIGATIONS — 3.6%
Consumer Discretionary — 1.8%
Jets Stadium Development
1.850%, 04/04/2018 (B)(C)	4,000	4,000

Financials — 1.8%
Wells Fargo Bank
2.037%, VAR ICE LIBOR USD 1 Month+0.160%, 07/02/2018	4,250	4,250

Total Corporate Obligations (Cost $8,250) ($ Thousands)		8,250

160	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATION — 1.6%
FHLB DN
1.739%, 04/27/2018 (A)	$3,500	$3,496

Total U.S. Government Agency Obligation (Cost $3,496) ($ Thousands)		3,496

MUNICIPAL BOND — 0.4%
New Jersey — 0.4%
RBC Municipal Products Trust, Ser E-82, RB
Callable 04/25/2018 @ 100
1.850%, 12/17/2018 (B)(D)(E)	1,000	1,000

Total Municipal Bond (Cost $1,000) ($ Thousands)		1,000

CERTIFICATES OF DEPOSIT — 43.2%
Bank of Montreal
1.795%, 06/26/2018	3,000	3,000
Bank of Nova Scotia
2.048%, 10/17/2018	2,000	1,997
BNP Paribas NY
1.986%, 07/16/2018	2,000	2,000
Canadian Imperial Bank of Commerce
1.996%, 07/16/2018	2,500	2,500
Citibank NA
1.891%, 08/08/2018	5,000	4,998
Collateralized Commercial Paper Co
2.028%, 07/18/2018	2,000	2,000
Commonwealth Bank of Australia
1.918%, 11/09/2018 (B)	2,000	1,998
Credit Agricole Corporate and Investment Bank
1.950%, 07/11/2018	2,500	2,500
Credit Industriel et Commercial
1.871%, 08/06/2018	2,000	1,999
1.828%, 07/30/2018	2,500	2,499
HSBC Bank
2.535%, 03/27/2019 (B)	2,000	2,000
ING US Funding
1.902%, 08/07/2018	3,500	3,499
1.876%, 07/05/2018	2,000	2,000
Mitsubishi UFJ Trust & Banking
2.154%, 08/22/2018	1,500	1,500
1.911%, 05/08/2018	4,000	4,001
1.841%, 05/25/2018	3,000	3,001
Mizuho Bank
2.038%, 07/18/2018	3,000	2,999
1.948%, 08/31/2018	3,000	2,999

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Norinchukin Bank
1.970%, 09/04/2018	$2,500	$2,499
1.848%, 05/31/2018	2,000	2,000
1.838%, 05/29/2018	3,500	3,501
Oversea-Chinese Banking
1.948%, 05/16/2018 (B)	3,000	3,000
1.905%, 05/14/2018 (B)	1,000	1,000
Royal Bank of Canada NY
2.048%, 04/19/2018	3,500	3,500
1.986%, 07/16/2018	1,000	1,000
Skandinaviska Enskilda Banken
1.763%, 07/23/2018	2,000	1,999
Societe Generale
1.848%, 05/31/2018	2,500	2,501
Sumitomo Mitsui Banking
2.141%, 08/21/2018	2,500	2,500
2.074%, 06/22/2018	4,000	3,999
1.998%, 04/18/2018	2,000	2,000
Sumitomo Mitsui Trust Bank Limited
2.061%, 06/21/2018	4,000	3,999
1.901%, 08/06/2018	2,500	2,499
Thunder Bay Funding
1.853%, 08/30/2018 (B)	3,000	2,999
1.750%, 07/02/2018 (B)	2,000	2,000
Toronto-Dominion Bank
1.941%, 11/08/2018 (B)	2,000	1,998
1.852%, 11/30/2018 (B)	1,000	999
1.851%, 09/25/2018 (B)	1,000	1,000
1.838%, 08/28/2018 (B)	1,340	1,339
Toyota Motor Credit
1.821%, 05/22/2018	1,000	1,000
UBS
1.813%, 07/24/2018 (B)	2,700	2,699
Westpac Banking
1.955%, 09/14/2018 (B)	1,000	999

Total Certificates of Deposit (Cost $98,538) ($ Thousands)		98,520

U.S. TREASURY OBLIGATION — 4.4%
U.S. Treasury Bills
1.672%, 04/12/2018 (A)	10,000	9,995

Total U.S. Treasury Obligation (Cost $9,995) ($ Thousands)		9,995

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	161

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS (F) – 1.8%
Goldman Sachs
1.800%, dated 03/29/2018, to be repurchased on 04/02/2018, repurchase price $2,000,400 (collateralized by GNMA obligations, par value $24,510 - $17,000,000, 2.500%-6.000%, 11/25/2024 – 05/20/2044; total market value $2,040,000)	$2,000	$2,000
TD Securities
1.810%, dated 03/29/2018, to be repurchased on 04/02/2018, repurchase price $2,000,402 (collateralized by FNMA obligations, par value $1,952,264, 4.500%, 03/01/2048; total market value $2,060,000)	2,000	2,000

Total Repurchase Agreements
(Cost $4,000) ($ Thousands)		4,000

Total Investments in Securities— 100.1%
(Cost $228,205) ($ Thousands)		$228,155

DN — Discount Note

FHLB — Federal Home Loan Bank

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

As of March 31, 2018, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to

Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Percentages are based on Net Assets of $228,020 ($ Thousands).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $100,506 ($ Thousands), representing 44.1% of the Net Assets of the Fund.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Securities are held in connection with a letter of credit issued by a major bank.
(F)	Tri-Party Repurchase Agreement.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$2	$11,030	$(11,032)	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of the financial statements.

162	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Tax-Free Conservative Income Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 88.7%
Alaska — 2.0%
Alaska State, Housing Finance Authority, Ser B, RB
Callable 04/05/2018 @ 100
1.600%, 12/01/2041 (A)	$3,300	$3,300

Arizona — 1.2%
Yavapai County, Industrial Development Authority, Ser A, RB
1.670%, 09/01/2035 (A)(B)	2,000	2,000

Connecticut — 3.5%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser A-3, RB
Callable 04/02/2018 @ 100
1.610%, 11/15/2045 (A)	1,150	1,150
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser C-3, RB
Callable 04/02/2018 @ 100
1.610%, 11/15/2045 (A)	1,000	1,000
Connecticut State, Ser C, GO
1.700%, 05/15/2034 (A)	3,570	3,570

		5,720

District of Columbia — 1.9%
District of Columbia, Community Connections Real Estate Foundation Project, Ser A, RB
Callable 04/02/2018 @ 100
1.410%, 07/01/2032 (A)(B)	2,500	2,500
District of Columbia, Georgetown University Project, RB
Callable 04/02/2018 @ 100
1.590%, 04/01/2041 (A)(B)	540	540
District of Columbia, Medlantic/Helix Project, Ser A, RB
Callable 04/02/2018 @ 100
1.580%, 08/15/2038 (A)(B)	50	50

		3,090

Florida — 4.2%
Escambia County, Health Facilities Authority, Azalea Trace Project, Ser B, RB, AGC
Callable 04/02/2018 @ 100
1.780%, 11/15/2029 (A)	85	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
JEA, Electric System Revenue, RB
Callable 04/02/2018 @ 100
1.600%, 10/01/2036 (A)	$1,150	$1,150
Miami-Dade County, Industrial Development Authority, Dave and Mary Alper Jewish Community Center Project, RB
1.650%, 04/01/2032 (A)(B)	5,695	5,695

		6,930

Georgia — 2.1%
Georgia State, Municipal Electric Authority, Project One, Sub-Ser B, RB
Callable 04/02/2018 @ 100
1.600%, 01/01/2048 (A)(B)	1,500	1,500
Monroe County, Development Authority, Oglethorpe Power Project, Ser B, RB
Callable 04/02/2018 @ 100
1.650%, 01/01/2036 (A)(B)	2,000	2,000

		3,500

Illinois — 3.7%
Illinois State, Finance Authority, Advocate Healthcare Network Project, Sub-Ser C2B, RB
1.650%, 11/01/2038 (A)	1,800	1,800
Illinois State, Finance Authority, Northwestern Memorial Hospital Project, RB
1.680%, 08/15/2042 (A)	500	500
Illinois State, Finance Authority, OSF Healthcare System Project, RB
Callable 04/02/2018 @ 100
1.640%, 11/15/2037 (A)(B)	1,000	1,000
Illinois State, Finance Authority, YMCA Metropolitan Chicago Project, RB
1.650%, 06/01/2029 (A)(B)	1,800	1,800
Tender Option Bond Trust Receipts, Ser 2017- XG0133, RB
1.620%, 08/03/2032 (A)(C)	940	940

		6,040

Indiana — 7.0%
Elkhart County, Multi-Family Housing Authority, Ashton Pines Apartments Project, Ser A, RB
1.620%, 09/01/2043 (A)(B)	4,100	4,100
Indiana State, Finance Authority, RB
Callable 04/02/2018 @ 100
1.650%, 02/01/2039 (A)	7,400	7,400

		11,500

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	163

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa — 6.8%
Iowa State, Finance Authority, Cedarwood Hills Project, Ser A, RB
Callable 04/02/2018 @ 100
1.600%, 05/01/2031 (A)	$3,000	$3,000
Iowa State, Finance Authority, Midwestern Disaster Area Economic Development, CJ Bio America Project, RB
Callable 04/02/2018 @ 100
1.770%, 04/01/2022 (A)(B)	4,300	4,300
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
Callable 04/02/2018 @ 100
1.600%, 09/01/2036 (A)	1,500	1,500
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, Ser B, RB
Callable 04/02/2018 @ 100
1.600%, 05/01/2023 (A)	2,500	2,500

		11,300

Kansas — 1.5%
Manhattan, Industrial Development Authority, Florence Kansas Project, AMT, RB
1.650%, 04/01/2028 (A)(B)	2,400	2,400

Louisiana — 2.2%
Ascension Parish, Industrial Development Board, BASF Project, RB
Callable 04/02/2018 @ 100
1.670%, 10/01/2039 (A)	2,000	2,000
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, RB
1.660%, 08/01/2050 (A)	1,000	1,000
Louisiana State, Public Facilities Authority, Air Products and Chemicals Project, Ser B, RB
Callable 04/02/2018 @ 100
1.660%, 12/01/2043 (A)	700	700

		3,700

Maine — 2.8%
Maine State, School Administrative District No. 51, GO, BAN
2.250%, 10/30/2018	4,600	4,611

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland — 2.3%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
Callable 04/02/2018 @ 100
1.630%, 02/01/2041 (A)	$1,070	$1,070
Maryland State, Economic Development Authority, Academy of Sciences Project, RB
1.690%, 04/01/2033 (A)(B)	1,000	1,000
Maryland State, Health & Higher Educational Facilities Authority, Anne Arundel Health System Project, Ser B, RB
1.580%, 07/01/2043 (A)(B)	1,800	1,800

		3,870

Massachusetts — 1.0%
Massachusetts State, Water Resources Authority, Sub-Ser A, RB
Callable 04/02/2018 @ 100
1.600%, 08/01/2037 (A)	1,600	1,600

Michigan — 5.2%
Central Michigan University, Ser A, RB 1.630%, 10/01/2032 (A)(B) Michigan State, Building Authority, Multi- Model Facilities Program, Ser I, RB	1,000	1,000
Callable 04/02/2018 @ 100
1.600%, 10/15/2052 (A)(B)	2,000	2,000
Michigan State, Finance Authority, Higher Education Facilities, University of Detroit Mercy Project, RB
1.630%, 11/01/2040 (A)(B)	1,920	1,920
Michigan State, Housing Development Authority, Single Family Mortgage Project, Ser D, RB
Callable 04/02/2018 @ 100
1.700%, 06/01/2030 (A)	3,600	3,600

		8,520

Minnesota — 1.2%
RBC Municipal Products Trust, Ser E-89, RB
Callable 04/30/2018 @ 100
1.610%, 07/01/2018 (A)(B)(C)	2,000	2,000

Mississippi — 0.4%
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
Callable 04/02/2018 @ 100
1.700%, 12/01/2030 (A)	700	700

164	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri – 1.4%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
1.620%, 04/15/2034 (A)(B)	$2,300	$2,300

New Jersey – 1.2%
RBC Municipal Products Trust, Ser 2018-E117, RB
Callable 04/20/2018 @ 100
1.760%, 06/28/2018 (A)(B)(C)	2,000	2,000

New York – 10.6%
New York City, Housing Development Authority, Hewitt House Apartments Project, Ser A, RB
1.640%, 11/01/2048 (A)(B)	1,500	1,500
New York City, Sub-Ser J-8-R, GO
Callable 04/30/2018 @ 100
1.700%, 08/01/2021 (A)(B)	5,000	5,000
New York City, Sub-Ser, GO
Callable 04/02/2018 @ 100
1.730%, 06/01/2044 (A)	300	300
New York State, Energy Research & Development Authority, Consolidated Edison Project, AMT, RB
Callable 04/02/2018 @ 100
1.550%, 06/01/2036 (A)(B)	400	400
New York State, Housing Finance Agency, 600 W. 42nd Street Project, Ser A, RB
1.620%, 05/15/2041 (A)(B)	4,500	4,500
Oneida County, Industrial Development Agency, Mohawk Valley Community College Dormitory Project, Ser A, RB
1.630%, 08/01/2038 (A)(B)	1,200	1,200
Oswego County, Industrial Development Agency, O.H. Properties Project, Ser A, RB
1.830%, 06/01/2024 (A)(B)	785	785
Tender Option Bond Trust Receipts, Ser 2017-XF0550, RB
Callable 02/15/2027 @ 100
1.630%, 02/15/2042 (A)(C)	2,000	2,000
Triborough, Bridge & Tunnel Authority, Ser C, RB
Callable 04/02/2018 @ 100
1.520%, 01/01/2032 (A)(B)	1,160	1,160
Westchester County, Industrial Development Authority, Northern West Chester Hospital Project, RB
1.600%, 11/01/2024 (A)(B)	700	700

		17,545

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina – 0.4%
North Carolina State, Capital Facilities Finance Agency, Triangle Aquatic Center Project, RB
Callable 04/02/2018 @ 100
1.650%, 08/01/2028 (A)(B)	$415	$415
North Carolina State, Capital Facilities Finance Agency, UNCP University Foundation Project, Ser A, RB
Callable 04/02/2018 @ 100
1.650%, 07/01/2031 (A)(B)	200	200

		615

Ohio – 2.4%
Avon City, Municipal Recreation Facility, GO, BAN
2.000%, 09/06/2018	1,000	1,001
Cuyahoga County, Oakwood Village, Various Purpose, GO, BAN
2.125%, 09/20/2018	600	601
Franklin County, Hospital Revenue Authority, Nationwide Hospital Project, Ser B, RB
Callable 04/05/2018 @ 100
1.570%, 11/01/2040 (A)	100	100
Hamilton County, HealthCare Facilities Authority, Children’s Home Project, RB
1.610%, 03/01/2033 (A)(B)	900	900
Kirtland, Various Purpose, Ser-2017, GO, BAN
2.000%, 06/21/2018	500	500
Ohio State University, Ser B-1, RB
Callable 04/02/2018 @ 100
1.630%, 12/01/2034 (A)	500	500
Woodmere Village, Various Purpose, GO, BAN
2.000%, 10/03/2018	495	496

		4,098

Pennsylvania – 2.9%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
Callable 04/01/2018 @ 100
1.780%, 11/15/2029 (A)	195	195
Pennsylvania State, Economic Development Financing Authority, IESI PA Project, RB
Callable 04/02/2018 @ 100
1.450%, 11/01/2028 (A)(B)	2,000	2,000
Philadelphia, Gas Works Authority, Ser D, RB
Callable 04/02/2018 @ 100
1.600%, 08/01/2031 (A)(B)	600	600
Philadelphia, Ser A, RB
2.000%, 06/29/2018	2,000	2,002

		4,797

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	165

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Rhode Island — 0.6%
Cranston, Ser 1, GO, BAN
2.000%, 09/06/2018	$1,000	$1,002

South Carolina — 0.4%
Lexington County, Health Services District, RB
5.000%, 11/01/2018	750	764

Tennessee — 5.9%
Clarksville, Public Building Authority, Pooled Financing, RB
Callable 04/01/2018 @ 100
1.680%, 06/01/2029 (A)(B)	4,300	4,300
Shelby County, Health Educational & Housing
Facilities Authority, Providence Place Apartments Project, RB
Callable 04/05/2018 @ 100
1.620%, 12/15/2042 (A)(B)	5,500	5,500

		9,800

Texas — 9.1%
Denton, Independent School District, Ser B, GO, PSF-GTD
Callable 04/02/2018 @ 100
1.650%, 08/01/2035 (A)	1,000	1,000
Port of Port of Arthur, Navigation District, Industrial Development, Total Petrochemicals Project, Ser A, RB
Callable 04/02/2018 @ 100
1.660%, 12/01/2040 (A)	1,000	1,000
Port of Port of Arthur, Navigation District, Total Petrochemicals Project, RB
Callable 06/01/2018 @ 100
1.660%, 03/01/2039 (A)	5,300	5,300
Tender Option Bond Trust Receipts, Ser 2018- XG0163, GO, PSF-GTD
Callable 02/15/2027 @ 100
1.620%, 02/15/2047 (A)(C)	1,000	1,000
Texas State, RB
4.000%, 08/30/2018	4,000	4,040
Texas State, Veterans Bonds, GO
Callable 04/02/2018 @ 100
1.630%, 12/01/2047 (A)	2,725	2,725

		15,065

Utah — 1.2%
Weber County, Hospital Revenue Authority, IHC Health Services Project, Ser A, RB
Callable 04/02/2018 @ 100
1.720%, 02/15/2031 (A)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Weber County, Hospital Revenue Authority, IHC Health Services Project, Ser C, RB
Callable 04/02/2018 @ 100
1.720%, 02/15/2035 (A)	$1,800	$1,800

		1,900

Washington — 1.2%
Vancouver, Housing Authority, Pooled Housing Project, RB
1.650%, 12/01/2038	2,000	2,000

Wisconsin — 2.4%
Oshkosh, Industrial Development Authority, Oshkosh Coil Spring Project, Ser A, AMT, RB
1.810%, 12/01/2020 (A)(B)	560	560
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
1.700%, 05/01/2046 (A)	2,000	2,000
Wisconsin State, Housing & Economic Development Authority, Ser C, RB
Callable 04/02/2018 @ 100
1.610%, 03/01/2031 (A)	1,400	1,400

		3,960

Total Municipal Bonds (Cost $146,661) ($ Thousands)		146,627

TAX-EXEMPT COMMERCIAL PAPER — 12.3%
Harris County, Cultural Education Facilities Finance
1.260%, 05/02/2018	3,000	2,999
1.170%, 04/12/2018	5,000	4,999
Harris County, Toll Road
1.500%, 05/03/2018	3,600	3,599
Memphis, Regional Authority
1.550%, 05/15/2018	1,500	1,500
Nashville & Davidson County, Metropolitan Government
1.160%, 04/02/2018	1,000	1,000
San Antonio, Electric & Gas Systems
1.730%, 06/06/2018	2,200	2,200
1.410%, 06/06/2018	2,000	1,999

166	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
TAX-EXEMPT COMMERCIAL PAPER (continued)
University of California 1.530%, 05/21/2018	$2,000	$2,000

Total Tax-Exempt Commercial Paper (Cost $20,300) ($ Thousands)		20,296

Total Investments in Securities—101.0% (Cost $166,961) ($ Thousands)		$166,923

Percentages are based on Net Assets of $165,211 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $7,940 ($ Thousands), representing 4.76% of the Net Assets of the Fund.

AGC — Assured Guaranty Corporation

AMT — Alternative Minimum Tax

BAN— Bond Anticipation Note

GO — General Obligation

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

Ser — Series

As of March 31, 2018, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	167

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Real Return Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Inflation Protected Securities
1.875%, 07/15/2019	$9,432	$9,685
1.375%, 01/15/2020	11,462	11,709
1.250%, 07/15/2020	17,699	18,170
1.125%, 01/15/2021	20,254	20,717
0.625%, 07/15/2021	21,501	21,762
0.125%, 04/15/2019	29,534	29,512
0.125%, 04/15/2020	29,616	29,501
0.125%, 04/15/2021	25,744	25,525
0.125%, 01/15/2022	23,751	23,499
0.125%, 04/15/2022	25,067	24,714
0.125%, 07/15/2022	24,813	24,565
0.125%, 01/15/2023	24,864	24,450

Total U.S. Treasury Obligations (Cost $266,134) ($ Thousands)		263,809

	Shares
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	1,070,199	1,070

Total Cash Equivalent (Cost $1,070) ($ Thousands)		1,070

Total Investments in Securities— 100.0% (Cost $267,204) ($ Thousands)		$264,879

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$263,809	$–	$263,809
Cash Equivalent	1,070	–	–	1,070

Total Investments in Securities	$1,070	$263,809	$–	$264,879

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

Percentages are based on Net Assets of $264,926 ($ Thousands).
**	Rate shown is the 7-day effective yield as of March 31, 2018.
†	Investment in Affiliated Security (see Note 6).

Cl — Class

The following is a summary of the transactions with affiliates for the period ended March 31, 2018 ($Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$570	$9,043	$(8,543)	$–	$–	$1,070	$3

The accompanying notes are an integral part of the financial statements.

168	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Dynamic Asset Allocation Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 12.1%
Amazon.com Inc, Cl A *	2.5%	13,936	$20,170
Booking Holdings Inc*	0.4	1,709	3,555
Comcast Corp, Cl A	0.7	159,780	5,460
Home Depot Inc	0.9	40,582	7,233
McDonald’s Corp	0.5	27,907	4,364
Netflix Inc *	0.6	15,220	4,495
Walt Disney Co	0.6	51,881	5,211
Other Securities	5.9		48,286

			98,774

Consumer Staples — 7.3%
Altria Group Inc	0.5	65,869	4,105
Coca-Cola Co	0.7	134,182	5,828
PepsiCo Inc	0.7	49,140	5,364
Philip Morris International	0.6	53,937	5,361
Procter & Gamble Co	0.8	87,009	6,898
Walmart Inc	0.5	49,976	4,446
Other Securities	3.5		27,629

			59,631

Energy — 5.5%
Chevron Corp	0.9	66,326	7,564
Exxon Mobil Corp	1.3	146,500	10,930
Other Securities	3.3		26,212

			44,706

Financials — 13.9%
Bank of America Corp	1.2	331,745	9,949
Berkshire Hathaway Inc, Cl B *	1.6	66,730	13,311
Citigroup Inc	0.7	89,245	6,024
JPMorgan Chase & Co	1.6	119,017	13,088
Wells Fargo & Co	1.0	151,533	7,942
Other Securities	7.8		63,255

			113,569

Health Care — 13.1%
Abbott Laboratories	0.4	60,424	3,621
AbbVie Inc	0.6	55,425	5,246
Amgen Inc, Cl A	0.5	23,363	3,983
Bristol-Myers Squibb Co	0.4	56,638	3,582
Johnson & Johnson	1.5	92,944	11,911

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medtronic PLC	0.5%	47,441	$3,806
Merck Co Inc	0.6	92,966	5,064
Pfizer Inc	0.9	207,057	7,348
UnitedHealth Group Inc	0.9	33,511	7,171
Other Securities	6.8		55,238

			106,970

Industrials — 9.8%
3M Co	0.6	20,626	4,528
Boeing Co	0.8	19,109	6,266
General Electric Co	0.5	303,593	4,092
Honeywell International Inc	0.5	25,852	3,736
Union Pacific Corp	0.4	27,219	3,659
Other Securities	7.0		57,277

			79,558

Information Technology — 23.8%
Adobe Systems Inc *	0.5	17,064	3,687
Alphabet Inc, Cl A *	1.3	10,369	10,754
Alphabet Inc, Cl C *	1.3	10,493	10,827
Apple Inc	3.6	176,130	29,551
Cisco Systems Inc	0.9	167,472	7,183
Facebook Inc, Cl A *	1.6	83,071	13,274
Intel Corp	1.0	162,597	8,468
International Business Machines Corp	0.6	29,468	4,521
Mastercard Inc, Cl A	0.7	31,782	5,567
Microsoft Corp	3.0	266,196	24,296
NVIDIA Corp	0.6	20,948	4,851
Oracle Corp, Cl B	0.6	104,133	4,764
Visa Inc, Cl A	0.9	62,232	7,444
Other Securities	7.2		58,524

			193,711

Materials — 2.7%
DowDuPont Inc	0.6	81,375	5,184
Other Securities	2.1		17,128

			22,312

Real Estate — 2.7%
Other Securities ‡	2.7		21,559

Telecommunication Services — 1.8%
AT&T Inc	0.9	213,303	7,604
Verizon Communications Inc	0.8	142,598	6,819
Other Securities	0.1		556

			14,979

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	169

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 2.7%
Other Securities	2.7%		$22,246

Total Common Stock
(Cost $610,283) ($ Thousands)			778,015

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.6%

SPDR S&P 500 ETF Trust(A)	0.6%	18,200	$4,789

Total Exchange Traded Fund (Cost $4,789) ($ Thousands)			4,789

Total Investments in Securities — 96.0% (Cost $615,072)($ Thousands)			$782,804

PURCHASED OPTION(B) — 0.0%

Total Purchased Option
(Cost $254) ($ Thousands)			$8

A list of the exchange traded option contracts held by the Fund at March 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%

Call Options
April 2018, S&P 500 Index Option Call*	309	$81,603	$2,940	04/21/18	$8

Total Purchased Option		$81,603			$8

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	(353)	Jun-2018	$(48,242)	$(46,649)	$1,593
TOPIX Index	499	Jun-2018	79,689	80,070	660

			$31,447	$33,421	$2,253

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/10/18	USD	123,807	INR	7,998,936	$(1,214)
Bank of America	04/10/18	INR	7,998,936	USD	124,375	1,781
Bank of America	01/09/19	USD	1,163	SAR	4,364	–
Bank of America	01/09/19	USD	2,313	SAR	8,674	–
Bank of America	01/09/19	SAR	163,795	USD	43,494	(175)
Barclays PLC	04/10/18	USD	3,486	JPY	370,812	4
Barclays PLC	04/10/18	USD	4,176	EUR	3,392	(1)
Citigroup	04/10/18	EUR	3,749	USD	4,494	(120)
Citigroup	04/10/18	JPY	222,456	USD	1,977	(116)
Goldman Sachs	04/10/18	EUR	1,946	USD	2,429	35
JPMorgan Chase Bank	04/10/18	USD	3,156	JPY	335,714	3
JPMorgan Chase Bank	04/10/18	JPY	182,348	USD	1,675	(41)
Morgan Stanley	04/10/18	USD	4,174	EUR	3,411	24
Morgan Stanley	04/10/18	USD	21,063	TWD	619,264	208
Morgan Stanley	04/10/18	TWD	619,264	USD	20,980	(292)

170	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Societe Generale	04/10/18	USD	1,123	EUR	929	$20
Societe Generale	04/10/18	USD	20,944	SGD	27,816	275
Societe Generale	04/10/18	JPY	183,576	USD	1,638	(90)
Standard Chartered	04/10/18	USD	83,795	KRW	89,052,794	(156)
Standard Chartered	04/10/18	KRW	89,052,794	USD	83,268	(371)
UBS	04/10/18	SGD	27,279	USD	20,418	(392)
Westpac Banking	04/10/18	SGD	537	USD	402	(7)

						$(625)

A list of the open OTC swap agreements held by the Fund at March 31, 2018, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	Russell 1000 Growth Index	Index Return	3M USD-LIBOR plus 25BPS	Monthly	09/18/2018	$84,256	$2,753	$–	$2,753
Morgan Stanley	Russell 1000 Value Index	3M USD-LIBOR plus 30BPS	Index Return	Monthly	09/18/2018	(78,277)	(1,598)	–	(1,598)

								$–	$1,155

Percentages are based on a Net Assets of $815,841 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of March 31, 2018.
(B)	Refer to table below for details on Options Contracts.

BPS — Basis Point

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

OTC — Over-the-counter

PLC — Public Limited Company

S&P — Standard & Poor’s

SAR — Saudi Riyal

SGD — Singapore Dollar

SPDR — S&P Depository Receipts

TOPIX — Tokyo Stock Exchange

TWD — Taiwan Dollar

USD — United States Dollar

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	171

CONSOLIDATED SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Dynamic Asset Allocation Fund (Concluded)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$778,015	$–	$–	$778,015
Exchange Traded Fund	4,789	–	–	4,789

Total Investments in Securities	$782,804	$–	$–	$782,804

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$8	$–	$–	$8
Futures Contracts *
Unrealized Appreciation	2,253	–	–	2,253
Forwards Contracts *
Unrealized Appreciation	–	2,350	–	2,350
Unrealized Depreciation	–	(2,975)	–	(2,975)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	–	2,753	–	2,753
Unrealized Depreciation	–	(1,598)	–	(1,598)

Total Other Financial Instruments	$2,261	$530	$–	$2,791

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to

Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

172	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Strategy Alternative Fund

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 38.9%

Consumer Discretionary — 8.2%
Aaron’s	13,703	$639
Best Buy Inc	5,219	365
Bloomin’ Brands	26,056	633
BRP	800	31
Caesars Entertainment *	175,409	1,973
Children’s Place	9,375	1,268
Churchill Downs Inc	6,629	1,618
CTS Eventim & KGaA	1,377	64
Dave & Buster’s Entertainment *	18,892	789
Delphi Technologies PLC (A)	46,208	2,202
DeNA	87,294	1,574
Dollarama Inc	1,500	182
Eldorado Resorts *	31,793	1,049
Extended Stay America	82,526	1,632
Foot Locker Inc, Cl A	6,239	284
Fossil Group Inc *	43,586	554
General Motors Co	5,066	184
Gentex	10,262	236
Hilton Worldwide Holdings (A)	19,658	1,548
Home Depot Inc	2,939	524
Industria de Diseno Textil	3,937	123
International Game Technology PLC	48,394	1,294
John Wiley & Sons, Cl A	2,544	162
LCI Industries	3,809	397
Lear	2,654	494
Liberty Media -Liberty Formula One, Cl C *	41,287	1,274
Live Nation Entertainment Inc *	11,950	504
Madison Square Garden *	2,826	695
Malibu Boats, Cl A *	30,705	1,020

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MDC Holdings	44,781	$1,250
Mediaset *	21,701	83
Mediaset Espana Comunicacion	42,834	435
Melco Resorts & Entertainment ADR	60,553	1,755
Newell Brands Inc, Cl B	62,208	1,585
Nissan Motor	32,100	330
Norwegian Cruise Line Holdings *	48,062	2,546
Party City Holdco Inc *	28,915	451
Penn National Gaming *	3,637	96
Quebecor, Cl B	18,700	357
Ralph Lauren Corp, Cl A	4,011	448
Ross Stores Inc	6,604	515
Sega Sammy Holdings	30,000	481
Shaw Communications Inc, Cl B	17,300	333
Signet Jewelers	4,647	179
Sirius XM Holdings	71,021	443
Sotheby’s *	40,098	2,057
Start Today	10,900	280
Subaru	9,800	321
Tapestry Inc	28,183	1,483
Thor Industries	3,085	355
Time Warner Inc	7,398	700
TJX Inc	5,413	441
Toho	9,000	297
Twenty-First Century Fox, Cl A	903	33
Walt Disney Co	5,200	522
Williams-Sonoma	6,776	357
World Wrestling Entertainment, Cl A	24,511	883

		42,328

Consumer Staples — 1.4%
Carlsberg A/S, Cl B	663	79
Hain Celestial Group *	16,955	544
HRG Group *	8,637	142
Japan Tobacco Inc	10,800	308
Jeronimo Martins SGPS	26,653	485
Kao	5,200	388
Kirin Holdings	7,200	191
Lancaster Colony Corp	1,330	164
Lion	13,200	269
Marine Harvest	21,871	438
Nestle SA	7,034	555
Philip Morris International	9,663	961
Pola Orbis Holdings	13,600	562
Procter & Gamble Co	3,022	240
Saputo	11,800	378
Seven & i Holdings Co Ltd	8,900	379
Spectrum Brands Holdings	2,941	305
Swedish Match AB	9,224	416
Unicharm	15,500	444

		7,248

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	173

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Energy — 0.8%
CVR Energy	9,469	$286
Exxon Mobil Corp	6,102	455
Halcon Resources *	49,352	240
Husky Energy	38,100	545
Imperial Oil	12,600	333
NexGen Energy *	177,428	306
Phillips 66	3,643	349
SemGroup, Cl A	45,358	971
Statoil	3,933	93
Valero Energy Corp	5,660	525

		4,103

Financials — 3.5%
AGNC Investment ‡	16,337	309
Annaly Capital Management ‡	32,273	337
Bank of Montreal	900	68
Bank of Nova Scotia, Cl C	1,500	92
Bankia	26,379	118
Blackstone Mortgage Trust, Cl A ‡	11,699	368
BOC Hong Kong Holdings Ltd	20,000	97
Commerce Bancshares	2,707	162
Evercore, Cl A	1,970	172
Federated Investors, Cl B	11,430	382
Great-West Lifeco Inc	9,400	240
Hang Seng Bank Ltd	17,300	400
Hong Kong Exchanges & Clearing	300	10
IBERIABANK	432	34
Intact Financial Corp	4,100	308
Japan Post Bank Co Ltd	29,300	395
Japan Post Holdings Co Ltd	3,100	37
Lazard, Cl A (B)	8,358	439
LendingClub *	81,168	284
Loews Corp	7,321	364
MetLife Inc	7,574	348
Northern Trust Corp	4,115	424
Partners Group Holding	74	55
PennyMac Financial Services, Cl A *	26,940	610
Pinnacle Financial Partners	23,637	1,517
PNC Financial Services Group	2,261	342
Power Financial	5,000	125
Principal Financial Group, Cl A	5,481	334
Prudential Financial Inc	3,381	350
Royal Bank of Canada	4,400	340
Starwood Property Trust ‡	17,150	359
Stewart Information Services	2,949	130
TCF Financial	14,675	335
Toronto-Dominion Bank	4,600	261
Unum Group	5,521	263
US Bancorp	6,700	338
Validus Holdings	8,398	566
XL Group Ltd	87,408	4,830

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zions Bancorporation	35,637	$1,879

		18,022

Health Care — 4.1%
Ablynx ADR	24,324	1,327
Acorda Therapeutics *	2,748	65
Aetna Inc, Cl A	21,611	3,652
Akorn *	3,869	72
AmerisourceBergen Corp, Cl A	2,109	182
Astellas Pharma	18,000	274
Biogen Inc *	1,308	358
Celgene Corp, Cl A *	98	9
Cigna Corp	1,779	298
DaVita Inc *	6,460	426
Encompass Health Corp	6,113	349
Envision Healthcare Corp *	1,622	62
Express Scripts Holding Co *	62,822	4,340
GN Store Nord A/S	8,472	298
HCA Healthcare Inc	4,690	455
Hoya Corp	10,200	509
Indivior PLC	101,386	580
Jazz Pharmaceuticals PLC *	2,677	404
Mallinckrodt PLC *	11,180	162
Masimo *	4,234	372
Medipal Holdings Corp	2,400	50
Mettler-Toledo International *	864	497
Molina Healthcare *	5,469	444
Novo Nordisk, Cl B	10,422	512
Orion Oyj, Cl B	10,421	319
Perrigo Co PLC	2,200	183
PRA Health Sciences *	233	19
Premier, Cl A *	11,084	347
Quest Diagnostics Inc	3,347	336
Roche Holding AG	589	135
Taro Pharmaceutical Industries *	4,107	406
United Therapeutics Corp *	4,045	455
Varex Imaging *(A)	60,500	2,165
Varian Medical Systems Inc *	2,848	349
WellCare Health Plans Inc *	2,031	393

		20,804

Industrials — 5.8%
Aena SME (C)	10,750	2,164
American Woodmark *	3,331	328
ANA Holdings	9,000	346
Aurizon Holdings Ltd	13,090	42
Builders FirstSource * (A)	106,319	2,109
BWX Technologies Inc, Cl W (A)	33,925	2,155
CAE	17,643	328
Canadian National Railway	4,600	336
Casella Waste Systems, Cl A *	27,090	633
Chicago Bridge & Iron Co NV	10,424	150

174	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Delta Air Lines Inc, Cl A (A)	101,723	$5,575
Dfds	6,153	343
DSV	4,180	327
EMCOR Group	4,556	355
Expeditors International of Washington	5,211	330
Graco	10,104	462
HD Supply Holdings *	9,588	364
Herc Holdings *	12,159	790
ISS	9,067	335
Japan Airlines Co Ltd	9,100	367
Jardine Strategic Holdings	7,000	268
JetBlue Airways *	17,188	349
Kennametal	15,653	629
MTR Corp	66,000	355
Robert Half International Inc	9,556	553
Rockwell Collins Inc	12,322	1,662
Rollins	9,833	502
Senior PLC	175,405	740
SGS, Cl B *	57	140
Southwest Airlines Co, Cl A	6,052	347
Team *	9,356	129
Tennant (A)	17,981	1,217
Toro	5,765	360
United Continental Holdings *(A)	32,720	2,273
Vestas Wind Systems	6,338	449
Waste Management Inc	4,900	412
Watsco	1,630	295
WESCO International *	13,526	839
WW Grainger Inc	2,032	574

		29,932

Information Technology — 8.8%
Activision Blizzard Inc	10,289	694
Alphabet Inc, Cl A *	561	582
Aspen Technology Inc *	4,144	327
Avnet	33,315	1,391
Blackhawk Network Holdings, Cl A *	21,007	939
Cadence Design Systems Inc *	10,992	404
Cars.com *(A)	61,238	1,735
Cavium *	54,301	4,310
CGI Group Inc, Cl A *	1,600	92
Check Point Software Technologies *	3,424	340
Cirrus Logic *	3,319	135
Citrix Systems Inc *	613	57
Constellation Software Inc	900	610
DST Systems	7,586	635
Etsy *	28,145	790
F5 Networks Inc, Cl A *	2,643	382
Facebook Inc, Cl A *	3,973	635
Fortinet *	9,210	493
Fujitsu Ltd	57,000	342
GungHo Online Entertainment	65,400	214

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Instructure *	40,018	$1,687
Internap *	42,978	473
Intuit Inc	3,033	526
Juniper Networks Inc	13,800	336
Kakaku.com	29,600	515
Lattice Semiconductor *	44,979	251
Logitech International	14,413	526
Manhattan Associates *	7,769	325
Match Group *	17,287	768
MAXIMUS	5,371	358
Microsemi *	105,776	6,846
Mixi	9,700	359
MobileIron *	122,192	605
Motorola Solutions Inc	3,414	359
Nintendo ADR	8,355	464
NXP Semiconductors *	39,434	4,614
Orbotech *	4,524	281
Park Electrochemical	13,653	230
Pure Storage, Cl A *	21,367	426
QUALCOMM Inc	13,009	721
Quantenna Communications *	21,669	297
Red Hat Inc *	3,670	549
Silicon Motion Technology ADR	390	19
Square Enix Holdings	5,100	228
Synopsys Inc *	4,081	340
TDC	536,542	4,437
Teradata *	13,358	530
Ulvac	5,600	310
Vishay Intertechnology (A)	115,447	2,147
VMware, Cl A *	4,213	511
VTech Holdings	10,700	135

		45,280

Materials — 2.4%
Allegheny Technologies *(A)	82,143	1,945
Boliden	10,494	367
Commercial Metals, Cl A	96,006	1,964
Constellium, Cl A *(A)	201,876	2,190
Ingevity *(A)	28,937	2,132
Louisiana-Pacific	19,551	563
Lundin Mining	48,100	315
Monsanto Co	11,442	1,335
Norbord	9,400	341
Reliance Steel & Aluminum	4,592	394
West Fraser Timber, Cl O	6,100	405
Worthington Industries	1,860	80

		12,031

Real Estate — 1.6%
Ashford Hospitality Prime ‡	101,062	982
Gaming and Leisure Properties ‡	66,751	2,234
Kite Realty Group Trust ‡	93,256	1,420

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	175

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lamar Advertising, Cl A ‡	14,408	$917
RLJ Lodging Trust ‡	143,948	2,799

		8,352

Telecommunication Services — 1.3%
BCE Inc	8,202	353
Bezeq The Israeli Telecommunication	114,240	146
Elisa Oyj	8,815	399
KDDI	14,500	369
Millicom International Cellular	2,962	201
NTT DOCOMO Inc	21,100	533
PCCW Ltd	574,000	332
Rogers Communications Inc, Cl B	7,700	344
Spark New Zealand Ltd	139,406	336
Swisscom AG	808	399
Telenor ASA	22,045	497
Telia Co AB	29,664	139
Verizon Communications Inc	4,746	227
Zayo Group Holdings *	73,673	2,517

		6,792

Utilities — 1.0%
8Point3 Energy Partners LP, Cl A (B)	12,283	149
AGL Energy Ltd	797	13
AusNet Services	130,844	168
Canadian Utilities Ltd, Cl A	12,700	339
CenterPoint Energy Inc	2,949	81
Centrica PLC	195,697	390
CK Infrastructure Holdings Ltd	42,000	343
CLP Holdings Ltd, Cl B	56,000	570
Endesa	14,920	328
Fortum Oyj	16,446	353
Hong Kong & China Gas	203,500	418
Iberdrola	45,114	331
MDU Resources Group	14,156	399
National Fuel Gas	577	30
National Grid PLC	11,641	131
Power Assets Holdings Ltd	40,500	361
SSE PLC	19,138	343
Tokyo Electric Power Holdings Co Inc*	53,000	206
Vectren	3,106	199

		5,152

Total Common Stock
(Cost $192,807) ($ Thousands)		200,044

REGISTERED INVESTMENT COMPANIES — 31.3%
AQR Managed Futures Strategy HV Fund , Cl I	1,581,822	13,667
ASG Managed Futures Strategy Fund , Cl Y	1,688,825	16,871
BlackRock Global Long , Cl I	4,721,717	49,106
Merger Fund , Cl L	3,055,379	49,558

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES (continued)
SEI Institutional Managed Trust Long/Short
Alternative Fund , Cl Y †	3,142,922	$31,964

Total Registered Investment Companies
(Cost $166,426) ($ Thousands)		161,166

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 5.3%

Consumer Discretionary — 0.8%
Altice
7.625%, 02/15/2025 (C)	$120	103
Altice Financing
7.500%, 05/15/2026 (C)	150	147
Bon-Ton Department Stores
8.000%, 06/15/2021 (D)	305	55
CCO Holdings
5.125%, 05/01/2027 (C)	155	147
Cengage Learning
9.500%, 06/15/2024 (C)	185	142
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	160	160
CSC Holdings
10.875%, 10/15/2025 (C)	105	123
10.125%, 01/15/2023 (C)	25	28
Cumulus Media Holdings
7.750%, 05/01/2019 (D)	115	18
Diamond Resorts International
10.750%, 09/01/2024 (C)	145	158
DISH DBS
5.875%, 11/15/2024	150	134
Guitar Center
9.625%, 04/15/2020 (C)	575	536
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (C)	120	116
Hilton Domestic Operating
4.250%, 09/01/2024	105	102
iHeartCommunications
14.000% cash/0% PIK, 02/01/2021 (D)	748	110
9.000%, 12/15/2019 (D)	115	91
9.000%, 03/01/2021 (D)	185	145
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (C) (E)	220	200
Jacobs Entertainment
7.875%, 02/01/2024 (C)	95	101
KFC Holding
5.250%, 06/01/2026 (C)	150	149
McClatchy
9.000%, 12/15/2022	124	129
Monitronics International
9.125%, 04/01/2020	300	230

176	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New Albertsons
8.700%, 05/01/2030	$15	$13
8.000%, 05/01/2031	145	119
7.450%, 08/01/2029	445	356
Penn National Gaming
5.625%,01/15/2027 (C)	165	159
Rivers Pittsburgh Borrower
6.125%,08/15/2021 (C)	50	48
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (C)	275	262

		4,081

Consumer Staples — 0.4%
Rite Aid
7.700%, 02/15/2027	215	181
6.875%, 12/15/2028 (C)	70	57
6.125%, 04/01/2023 (C)	1,589	1,601

		1,839

Energy — 1.6%
Crestwood Midstream Partners
5.750%, 04/01/2025	155	154
Ensco
5.750%, 10/01/2044	165	112
EP PetroEcuador via Noble Sovereign Funding I
7.925%, VAR ICE LIBOR USD 3 Month+5.630%, 09/24/2019	186	188
Extraction Oil & Gas
5.625%, 02/01/2026 (C)	130	123
Jupiter Resources
8.500%, 10/01/2022 (C)	205	94
KCA Deutag UK Finance
9.875%, 04/01/2022 (C)	100	104
MEG Energy
6.500%, 01/15/2025 (C)	165	160
Noble Holding International
8.950%, 04/01/2045	85	70
7.750%, 01/15/2024	240	223
Parker Drilling
6.750%, 07/15/2022	195	151
Petrobras Global Finance BV
8.375%, 05/23/2021	1,325	1,509
6.250%, 03/17/2024	627	662
6.125%, 01/17/2022	1,286	1,372
Petrobras International Finance
5.375%, 01/27/2021	368	385
Petroleos Mexicanos
6.375%, 02/04/2021	549	585
5.721%, VAR ICE LIBOR USD 3 Month+3.650%, 03/11/2022	278	304
5.375%, 03/13/2022	395	410

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 01/15/2025		$330	$319
Petroleos Mexicanos MTN
6.875%, 08/04/2026		196	215
Pride International
7.875%, 08/15/2040		50	42
Rowan
5.850%, 01/15/2044		435	309
5.400%, 12/01/2042		55	38
Transocean
6.800%, 03/15/2038		290	226
5.800%, 10/15/2022		135	130
Ultra Resources
7.125%, 04/15/2025 (C)		60	50
6.875%, 04/15/2022 (C)		60	52
Weatherford International
9.875%, 02/15/2024		45	41
5.950%, 04/15/2042		130	88

			8,116

Financials — 0.8%
BCD Acquisition
9.625%, 09/15/2023 (C)		140	151
Citigroup Global Markets Holdings MTN (F)
17.418%, 07/19/2018	EGP	50,057	2,695
0.000%, 09/13/2018		10,376	546
JPMorgan Chase
5.150%, VAR ICE LIBOR USD 3 Month+3.250%, 12/29/2049		$150	150
Navient
7.250%, 09/25/2023		100	105
6.625%, 07/26/2021		10	10
6.500%, 06/15/2022		35	36
Springleaf Finance
7.750%, 10/01/2021		215	233
6.875%, 03/15/2025		15	15

			3,941

Health Care — 0.2%
Aurora Diagnostics Holdings
12.250%, 01/15/2020		350	317
Centene
4.750%, 01/15/2025		150	146
Envision Healthcare
6.250%, 12/01/2024 (C)		130	134
Kindred Healthcare
6.375%, 04/15/2022		135	136
Tenet Healthcare
8.125%, 04/01/2022		145	151
Valeant Pharmaceuticals International
9.250%, 04/01/2026 (C)		240	239

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	177

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.500%, 07/15/2021 (C)		$160	$161

			1,284

Industrials — 0.4%
AMN Healthcare
5.125%, 10/01/2024 (C)		150	150
Builders FirstSource
5.625%, 09/01/2024 (C)		150	151
Cenveo
8.500%, 09/15/2022 (C)(D)		505	35
6.000%, 08/01/2019 (C)(D)		140	63
Global A&T Electronics
10.000%, 02/01/2019 (C)(D)		450	396
Icahn Enterprises
6.250%, 02/01/2022		145	148
Prime Security Services Borrower
9.250%, 05/15/2023 (C)		113	122
RR Donnelley & Sons
6.000%, 04/01/2024		350	334
Standard Industries
4.750%, 01/15/2028 (C)		50	47
Titan International
6.500%, 11/30/2023 (C)		150	155
Xerium Technologies
9.500%, 08/15/2021		280	288

			1,889

Information Technology — 0.2%
Advanced Micro Devices
7.500%, 08/15/2022		75	82
Boxer Parent
9.000% cash/0% PIK, 10/15/2019 (C)		126	126
Dell International
7.125%, 06/15/2024 (C)		115	123
Rackspace Hosting
8.625%, 11/15/2024 (C)		290	286
Symantec
5.000%, 04/15/2025 (C)		200	202
Unisys
10.750%, 04/15/2022 (C)		140	157
United Group BV
4.375%, VAR Euribor 3 Month+4.375%, 07/01/2023 (C)	EUR	100	123

			1,099

Materials — 0.4%
Allegheny Technologies
7.875%, 08/15/2023		$145	158
Alpha 3 BV
6.250%, 02/01/2025 (C)		100	101
Big River Steel
7.250%, 09/01/2025 (C)		95	99

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CTC BondCo GmbH
5.250%, 12/15/2025 (C)	EUR	105	$128
First Quantum Minerals
7.500%, 04/01/2025 (C)		$75	74
7.250%, 04/01/2023 (C)		35	35
7.000%, 02/15/2021 (C)		175	175
Freeport-McMoRan
5.450%, 03/15/2043		220	202
Hexion
6.625%, 04/15/2020		250	233
Mountain Province Diamonds
8.000%, 12/15/2022 (C)		125	125
Northwest Acquisitions ULC
7.125%, 11/01/2022 (C)		305	311
Rain CII Carbon
7.250%, 04/01/2025 (C)		360	381
Rusal Capital DAC
5.125%, 02/02/2022		200	197
TPC Group
8.750%, 12/15/2020 (C)		240	241

			2,460

Real Estate — 0.0%
Sabra Health Care
5.125%, 08/15/2026		150	145

Telecommunication Services — 0.4%
Altice France
7.375%, 05/01/2026 (C)		200	190
CenturyLink
6.750%, 12/01/2023		35	34
5.625%, 04/01/2025		280	253
Digicel
6.000%, 04/15/2021 (C)		235	221
Frontier Communications
10.500%, 09/15/2022		165	138
8.500%, 04/01/2026 (C)		110	106
7.125%, 01/15/2023		145	98
6.875%, 01/15/2025		85	50
Intelsat Jackson Holdings
7.250%, 10/15/2020		135	125
Intelsat Luxembourg
7.750%, 06/01/2021		45	25
Sprint
7.875%, 09/15/2023		290	296
Urban One
9.250%, 02/15/2020 (C)		265	257
7.375%, 04/15/2022 (C)		30	30
Wind Tre
3.125%, 01/20/2025 (C)	EUR	150	162
Windstream Services
6.375%, 08/01/2023 (C)		$150	85

178	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ziggo Secured Finance BV
5.500%, 01/15/2027 (C)		$155	$146

			2,216

Utilities — 0.0%
NRG Energy
7.250%, 05/15/2026		155	164

Total Corporate Obligations (Cost $30,793) ($ Thousands)			30,115

SOVEREIGN DEBT — 3.9%
Argentina Treasury Bill
25.760%, 09/14/2018 (F)	ARS	11,734	594
Argentine Republic Government International Bond
7.820%, 12/31/2033	EUR	746	1,025
5.875%, 01/11/2028		$104	98
5.625%, 01/26/2022		501	508
4.625%, 01/11/2023		822	792
3.875%, 01/15/2022	EUR	776	980
3.380%, 03/31/2019 (E)		1,426	1,212
3.380%, 03/31/2019 (E)		228	191
Bonos de la Nacion Argentina con Ajuste por CER
3.750%, 02/08/2019	ARS	33,003	1,736
Ecuador Government International Bond
10.750%, 03/28/2022		$263	288
8.750%, 06/02/2023		200	205
Egypt Treasury Bills
15.413%, 10/02/2018 (F)	EGP	12,980	677
Iraq International Bond
6.752%, 03/09/2023		$200	203
National Highways Authority of India
7.300%, 05/18/2022	INR	30,000	458
Paraguay Government International Bond
4.625%, 01/25/2023		$733	753
Peruvian Government International Bond
8.200%, 08/12/2026	PEN	2,297	887
Peruvian Government International Bond
6.950%, 08/12/2031		2,686	980
Republic of South Africa Government Bond
8.750%, 02/28/2048	ZAR	22,790	1,901
Republic of South Africa Government Bond
10.500%, 12/21/2026		3,266	319
Republic of South Africa Government International Bond
5.500%, 03/09/2020		$713	739
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	136,845	2,670
7.750%, 09/16/2026		50,712	932

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Russian Foreign Bond - Eurobond
5.000%, 04/29/2020	$700	$723
Turkey Government International Bond
7.000%, 06/05/2020	971	1,029

Total Sovereign Debt (Cost $16,539) ($ Thousands)		19,900

LOAN PARTICIPATIONS — 2.1%
84 Lumber, 1st Lien
6.871%, 10/25/2023	144	146
Academy, LTD., Initial Term Loan, 1st Lien
6.017%, VAR LIBOR+4.000%, 07/01/2022	69	55
5.664%, VAR LIBOR+4.000%, 07/01/2022	149	118
Acosta, (fka Acosta Holdco), Tranche B-1 Loan, 1st Lien
5.127%, 09/26/2021	119	99
Advantage Sales, 1st Lien Term Loan
5.017%, 07/23/2021	71	69
Advantage Solutions, Term Loan B, 1st Lien
5.022%, 07/23/2021	135	132
Affinity Game, Term Loan 2, 2nd Lien
9.898%, 01/31/2025	300	304
AgroFresh, Term Loan, 1st Lien
6.443%, 07/31/2021 (G)	80	80
Air Medical Group Holdings, Inc., Term Loan, 1st Lien
4.936%, VAR LIBOR+3.250%, 04/28/2022	146	147
Apex Tool Group, LLC, Second Amendment Term Loan
5.627%, VAR LIBOR+3.750%, 02/01/2022	270	269
Aricent Technologies (Aricent US), Initial Term Loan, 1st Lien
5.387%, 12/23/2024	157	158
Brickman Group, Initial Term Loan, 1st Lien
4.808%, 12/18/2020	76	77
4.648%, 12/18/2020	94	94
Bright Bidco, Term Loan, 1st Lien	130	132
5.802%, 06/30/2024
5.148%, 06/30/2024	27	28
Broadriders, Term Loan B, 1st Lien
0.000%, 03/21/2024 (H)	130	128
Caesars Resort Collection LLC, Cov-Lite, Term Loan, 1st Lien
4.627%, 12/23/2024	159	160

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	179

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Calceus Acquisition, Cov-Lite, Term Loan B1, 1st Lien
5.650%, VAR LIBOR+4.000%, 01/31/2020	$218	$214
Cengage Learning, Inc., 2016 Refinancing Term Loan
6.036%, VAR LIBOR+4.250%, 06/07/2023	280	254
CenturyLink, Cov-Lite, Term Loan B, 1st Lien
4.627%, VAR Ticking Fee+2.750%, 01/31/2025	164	161
Change Healthcare Holdings, (fka Emdeon), Closing Date Term Loan, 1st Lien
4.627%, 03/01/2024	189	190
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
3.880%, VAR LIBOR+2.000%, 04/30/2025	158	158
Checkers Drive-In, Term Loan, 1st Lien
5.900%, 04/25/2024	119	119
CHS/Community Health Systems, Incremental 2021 Term H Loan, 1st Lien
4.984%, 01/27/2021	126	121
Communications Sales & Leasing, Inc. (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 10/24/2022	226	218
Coral, Term Loan B-4, 1st Lien
5.127%, 02/02/2026	160	160
Cowlitz Tribal Gaming Authority, Term B Loan, 1st Lien
12.377%, VAR LIBOR+10.500%, 12/06/2021 (G)	182	199
Cumulus Media Holdings Inc. , Term Loan, 1st Lien
4.900%, VAR LIBOR+3.250%, 12/23/2020	462	388
Diversey, Term Loan, 1st Lien
4.654%, 09/06/2024	240	239
Doncasters, Cov-Lite, 1st Lien
5.193%, 04/09/2020	6	6
Doncasters, Term Loan, 1st Lien
5.193%, 04/09/2020	156	155
East Valley Tourist Development Authority , Term Loan, 1st Lien
10.302%, VAR LIBOR+8.000%, 09/30/2020 (G)	130	132
Expera, Term Loan, 1st Lien
5.898%, 11/03/2023	68	69
First Data Corporation, New Dollar Term Loan, Ser 2024-A
4.122%, VAR LIBOR+2.250%, 04/26/2024	162	162

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Forterra Finance, LLC, Replacement Term Loan
4.877%, VAR LIBOR+3.000%, 10/25/2023	$125	$116
Gates Global LLC, Initial B-2 Dollar Term Loan
4.443%, 04/01/2024	120	120
Glass Mountain, Term Loan B, 1st Lien
6.160%, 12/13/2024	70	70
Go Daddy Operating Company LLC, Cov-Lite, Term Loan B, 1st Lien
4.127%, 02/15/2024	117	117
Harrah’s, Cov-Lite, Term Loan, 1st Lien
4.148%, 10/07/2024	103	103
Hoffmaster Group, Initial Term Loan, 1st Lien
6.193%, VAR LIBOR+4.500%, 11/21/2023	198	200
Horseshoe Baltimore, Cov-Lite, Term Loan B, 1st Lien
5.648%, 07/08/2024	214	216
Husky IMS, Cov-Lite, Term Loan B, 1st Lien
4.877%, 03/16/2025	190	190
Intelsat Jackson Holdings S.A., Term Loan B4, 1st Lien
6.456%, 01/15/2024	55	56
Intelsat Jackson Holdings S.A., Tranche B-5 Term Loan, 1st Lien
6.625%, 01/02/2024	30	30
KCA Deutag US Finance LLC (KCA Deutag GMBH), Original Term Loan, 1st Lien
7.654%, VAR LIBOR+5.750%, 05/15/2020	63	63
Lantheus, 1st Lien
5.398%, 06/30/2022	90	90
Leap Legal Software, Term Loan B, 1st Lien
0.390%, 08/29/2022 (G)	300	230
Libbey Glass, 1st Lien
4.718%, 04/09/2021	103	102
Mashantucket (Western) Pequot Tribe, Term A Loan, 1st Lien
5.627%, VAR LIBOR+3.750%, 07/01/2018	72	71
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
10.002%, VAR LIBOR+8.125%, 06/30/2020	585	573
McGraw-Hill Global Education Holdings LLC, Cov-Lite, Term Loan B, 1st Lien
5.877%, VAR LIBOR+4.000%, 05/04/2022	153	151
Misys Ltd, Cov-Lite, Term Loan B, 1st Lien
5.484%, VAR LIBOR+3.500%, 06/13/2024	204	204

180	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.877%, VAR LIBOR+4.000%, 10/13/2023	$141	$141
New MMI, Inc., Term B Loan, 1st Lien
9.522%, VAR LIBOR+4.750%, 02/13/2023	425	420
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L., Initial Term Loan, 1st Lien
5.443%, VAR LIBOR+3.750%, 06/30/2021	218	219
Patterson Medical, Term Loan, 1st Lien
6.539%, 08/29/2022	234	226
Peak, Term Loan B, 1st Lien
5.802%, 08/01/2024	110	110
Radio One, Inc., Initial Term Loan, 1st Lien
5.700%, VAR LIBOR+4.000%, 04/18/2023	120	119
Red Lobster Management LLC, Initial Term Loan, 1st Lien
6.898%, 07/28/2021 (G)	147	147
Revlon Consumer Products Corporation, Initial Term B Loan, 1st Lien
5.377%, VAR LIBOR+3.500%, 09/07/2023	36	28
5.148%, VAR LIBOR+3.500%, 09/07/2023	126	99
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term B-1 Loan
5.990%, 07/16/2021	189	162
Sprint Communications, Term Loan, 1st Lien
4.438%, VAR LIBOR+2.500%, 02/02/2024	156	156
Supervalu, Delay Draw, 1st Lien
5.148%, 06/08/2024	60	59
SuperValue, Term Loan, 1st Lien
5.377%, 06/08/2024	99	98
Switch, Cov-Lite, Term Loan B, 1st Lien
3.898%, 06/27/2024	134	135
Team Health Holdings, Cov-Lite, Term Loan, 1st Lien
4.627%, VAR LIBOR+2.750%, 02/06/2024	164	157
Transdigm Inc., New Tranche G Term Loan
4.802%, VAR LIBOR+2.500%, 08/22/2024	251	252
Tronc, Inc. (fka Tribune Publishing Company), Initial Term Loan, 1st Lien
6.398%, 08/04/2021 (G)	69	69
Ultra Resources, Cov-Lite, 1st Lien
4.765%, 04/12/2024	18	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Ultra Resources, Loan, 1st Lien
4.765%, 04/12/2024	$80	$79
UPC Financing Partnership, Cov-Lite, Term Loan, 1st Lien
4.277%, 01/15/2026	140	140
Valeant Pharmaceuticals International, Cov-Lite, Term Loan B, 1st Lien
5.240%, VAR LIBOR+4.750%, 04/01/2022	39	39
Virgin Media Bristol LLC, K Facility, 1st Lien
4.277%, 01/15/2026	201	202
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016)
5.810%, VAR LIBOR+4.000%, 03/29/2021	91	87
Windstream Services, LLC (fka Windstream Corporation), Tranche B-7 Term Loan
5.060%, VAR LIBOR+3.250%, 02/17/2024	50	45

Total Loan Participations (Cost $11,063) ($ Thousands)		11,049

	Shares

FOREIGN COMMON STOCK – 0.3%

Finland – 0.2%
Sampo, Cl A	6,082	338
UPM-Kymmene, Cl V	10,256	380

		718

Japan – 0.0%
East Japan Railway	600	56

Spain – 0.1%
Acerinox	22,526	314
Telefonica	35,351	349

		663

Total Foreign Common Stock (Cost $1,406) ($ Thousands)		1,437

PREFERRED STOCK – 0.2%

Financials – 0.2%
FHLMC, 8.375%	108,019	621
FNMA, 8.250%	110,006	633

Total Preferred Stock (Cost $1,131) ($ Thousands)		1,254

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	181

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.2%
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (D)	$250	$106
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2021 @ 100
5.750%, 07/01/2041 (D)	5	2
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.500%, 07/01/2039 (D)	5	2
5.125%, 07/01/2037 (D)	20	9
Commonwealth of Puerto Rico, Ser C, GO Callable 07/01/2019 @ 100
6.000%, 07/01/2039 (D)	5	2
Government Development Bank for Puerto Rico, RB
5.750%, 08/01/2025 (D)	135	48
Government Development Bank for Puerto Rico, Ser A, RB
4.375%, 02/01/2019 (D)	50	18
Government Development Bank for Puerto Rico, Ser A, RB
5.500%, 08/01/2020 (D)	125	45
Government Development Bank for Puerto Rico, Ser B, RB
5.000%, 12/01/2016 (D)	15	5
5.000%, 12/01/2017 (D)	5	2
4.704%, 05/01/2016 (D)	265	95
Government Development Bank for Puerto Rico, Ser C, RB
5.400%, 08/01/2019 (D)	45	16
Government Development Bank for Puerto Rico, Ser H, RB
4.150%, 08/01/2017 (D)	10	3
Government Development Bank for Puerto Rico, Ser H, RB
5.200%, 08/01/2026 (D)	75	27
5.000%, 08/01/2023 (D)	630	225
4.950%, 08/01/2022 (D)	25	9
4.900%, 08/01/2021 (D)	30	11
4.500%, 08/01/2019 (D)	70	25
Government Development Bank for Puerto Rico, Ser I, RB
4.350%, 08/01/2018 (D)	10	4

		654

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.1%
Texas State, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	$300	$309

Total Municipal Bonds (Cost $934) ($ Thousands)		963

CONVERTIBLE BONDS — 0.2%
Advanced Micro Devices CV to 125.0031	30	44
2.125%, 09/01/2026
Liberty Media CV to 16.7764	280	191
3.750%, 02/15/2030
Liberty Media CV to 22.94686	370	261
4.000%, 11/15/2029
MGIC Investment CV to 74.0741	230	312
9.000%, 04/01/2063 (C)

Total Convertible Bonds (Cost $763) ($ Thousands)		808

MORTGAGE-BACKED SECURITIES — 0.1%
Non-Agency Mortgage-Backed Obligations — 0.1%
CHT Mortgage Trust, Ser 2017-CSMO, Cl F
5.518%, VAR LIBOR USD 1 Month+3.741%,11/15/2036 (C)	175	176
GS Mortgage Securities II, Ser SLP, Cl E	30	29
4.591%,10/10/2032 (C)(I)
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl E
3.756%,01/05/2031 (C)(I)	115	112

Total Mortgage-Backed Securities (Cost $316) ($ Thousands)		317

	Number of Warrants
WARRANT — 0.0%
Aurora Diagnostics, Expires 01/15/2020 Strike Price #	4,450	–

Total Warrant (Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENTS — 15.8%
Morgan Stanley Institutional Liquidity Fund 1.570%**	305,200	305

182	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENTS (continued)
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	81,119,829	$81,120

Total Cash Equivalents (Cost $81,425) ($ Thousands)		81,425

Total Investments in Securities— 98.2% (Cost $503,603) ($ Thousands)		$505,597

COMMON STOCK SOLD SHORT— (18.5)%

Consumer Discretionary — (3.9)%
adidas	(2,895)	(700)
Amazon.com Inc, Cl A *	(356)	(515)
AMC Networks, Cl A *	(15,375)	(795)
Best Buy Inc	(3,679)	(258)
Bloomin’ Brands	(25,881)	(628)
Camping World Holdings, Cl A	(8,375)	(270)
Canada Goose Holdings *	(6,072)	(203)
CarMax Inc*	(5,732)	(355)
Charter Communications Inc, Cl A *	(1,548)	(482)
Dillard’s, Cl A	(11,430)	(918)
Domino’s Pizza	(8,250)	(1,927)
Floor & Decor Holdings, Cl A *	(2,834)	(148)
Gentex	(60,488)	(1,392)
Gentherm *	(17,746)	(602)
LCI Industries	(1,544)	(161)
Lear	(6,620)	(1,232)
Lennar, Cl B	(20)	(1)
Liberty Broadband, Cl C *	(6,137)	(526)
Live Nation Entertainment Inc *	(12,556)	(529)
Mattel Inc	(26,352)	(347)
MGM Resorts International	(18,021)	(631)
MSG Networks *	(17,076)	(386)
Netflix Inc *	(1,789)	(528)
Newell Brands Inc, Cl B	(10,376)	(264)
Pinnacle Entertainment *	(8,676)	(262)
Polaris Industries	(4,621)	(529)
Schibsted, Cl A	(12,015)	(335)
Shutterfly *	(9,743)	(792)
Sleep Number *	(34,863)	(1,225)
Stitch Fix, Cl A *	(11,163)	(226)
Tesla *	(1,595)	(425)
Toyota Industries Corp	(6,100)	(365)
Universal Entertainment *	(7,200)	(330)
Vail Resorts	(4,193)	(930)
Walt Disney Co	(237)	(24)
Wayfair, Cl A *	(4,157)	(281)
Weight Watchers International *	(3,962)	(252)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Yum! Brands Inc	(2,705)	$(230)

		(20,004)

Consumer Staples — (2.2)%
Anheuser-Busch InBev	(2,782)	(306)
Costco Wholesale Corp	(4,189)	(789)
Coty Inc, Cl A	(51,633)	(945)
CVS Health Corp	(45,470)	(2,829)
Davide Campari-Milano	(51,374)	(389)
Energizer Holdings	(24,706)	(1,472)
Flowers Foods	(21,149)	(462)
Hershey Co	(7,009)	(694)
Remy Cointreau	(1,538)	(219)
Sanderson Farms	(11,093)	(1,320)
United Natural Foods *	(17,803)	(764)
Walmart Inc	(9,098)	(809)

		(10,998)

Energy — (0.9)%
Baker Hughes a GE Co	(11,653)	(324)
BP PLC ADR	(24)	(1)
Centennial Resource Development, Cl A *	(7,298)	(134)
Cheniere Energy *	(10,319)	(552)
Diamondback Energy, Cl A *	(2,213)	(280)
Halliburton Co	(7,051)	(331)
McDermott International *	(25,769)	(157)
Oasis Petroleum *	(24,886)	(202)
Parsley Energy, Cl A *	(17,334)	(502)
Patterson-UTI Energy	(23,664)	(414)
Targa Resources	(7,485)	(329)
Tenaris ADR	(12,683)	(440)
US Silica Holdings	(8,206)	(209)
Weatherford International PLC*	(96,598)	(221)
WPX Energy *	(27,717)	(410)

		(4,506)

Financials — (1.5)%
Ashmore Group PLC	(68,250)	(364)
Australia & New Zealand Banking Group	(9,466)	(195)
Banco BPM *	(82,396)	(286)
Charles Schwab Corp	(6,189)	(323)
Comerica Inc	(6,688)	(642)
Credit Acceptance, Cl A *	(2,720)	(899)
DBS Group Holdings	(14,500)	(304)
Deutsche Bank	(24,725)	(344)
FactSet Research Systems	(3,118)	(622)
FNF Group	(1,725)	(69)
Fukuoka Financial Group	(48,000)	(260)
Goldman Sachs Group Inc	(1,363)	(343)
Home BancShares	(389)	(9)
Investor, Cl B	(4,196)	(185)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	183

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Macquarie Group	(5,048)	$(398)
Morgan Stanley	(5,361)	(289)
Signature Bank NY, Cl B *	(5,513)	(783)
TD Ameritrade Holding	(5,994)	(355)
Trisura Group *	(14)	–
Trupanion *	(10,821)	(324)
UBS Group AG	(9,992)	(175)
UniCredit	(21,964)	(459)
Virtu Financial, Cl A	(7,968)	(263)

		(7,891)

Health Care — (2.2)%
Agios Pharmaceuticals *	(5,509)	(451)
Alnylam Pharmaceuticals *	(3,557)	(424)
Ambu, Cl B	(4,510)	(102)
Amgen Inc, Cl A	(940)	(160)
Avexis *	(2,563)	(317)
Blueprint Medicines *	(2,983)	(274)
Cigna Corp	(14,302)	(2,399)
Cotiviti Holdings *	(9,823)	(338)
CSL Ltd	(380)	(45)
Eurofins Scientific	(516)	(272)
Exact Sciences *	(6,397)	(258)
Grifols	(965)	(27)
Henry Schein Inc *	(7,339)	(493)
ICU Medical *	(2,236)	(564)
IDEXX Laboratories Inc *	(2,405)	(460)
Insulet *	(4,536)	(393)
IQVIA Holdings Inc *	(3,485)	(342)
M3	(8,800)	(399)
Medidata Solutions *	(9,701)	(609)
Nektar Therapeutics, Cl A *	(4,382)	(466)
Novartis AG	(3,257)	(263)
Penumbra *	(3,815)	(441)
PeptiDream *	(11,200)	(606)
Sage Therapeutics *	(1,795)	(289)
Sarepta Therapeutics *	(6,844)	(507)
Thermo Fisher Scientific Inc	(1,663)	(343)

		(11,242)

Industrials — (2.1)%
Actuant, Cl A	(26,875)	(625)
Airbus	(4,776)	(551)
Allegiant Travel Co, Cl A	(3,651)	(630)
Atlantia	(320)	(10)
Atlas Copco, Cl A	(8,032)	(346)
Axon Enterprise *	(5,549)	(218)
Bombardier, Cl B *	(175,589)	(511)
Caterpillar, Cl A	(7,014)	(1,034)
CNH Industrial	(39,104)	(482)
Deere & Co	(2,299)	(357)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
DIRTT Environmental Solutions *	(52,568)	$(202)
Dycom Industries *	(5,973)	(643)
FANUC	(1,400)	(350)
General Cable	(14,632)	(433)
General Electric Co	(26,033)	(351)
Komatsu	(9,900)	(326)
MonotaRO	(9,000)	(315)
Navistar International *	(10,971)	(384)
Nidec	(1,500)	(227)
Ritchie Bros Auctioneers	(3,238)	(102)
Saia *	(3,683)	(277)
Seven Group Holdings	(818)	(11)
Snap-on Inc	(10,890)	(1,607)
Triton International	(9,073)	(277)
United Technologies Corp	(3,042)	(383)
Volvo, Cl B	(18,058)	(328)

		(10,980)

Information Technology — (3.9)%
2U *	(5,860)	(492)
Adobe Systems Inc *	(2,972)	(642)
Advanced Micro Devices *	(34,080)	(342)
Alphabet Inc, Cl A *	(9)	(9)
ANGI Homeservices *	(24,148)	(328)
Apple Inc	(3,140)	(527)
Applied Materials Inc	(3,228)	(179)
ASML Holding	(260)	(51)
Cardtronics PLC *	(41,191)	(919)
Cree Inc *	(5,785)	(233)
Facebook Inc, Cl A *	(2,175)	(348)
FleetCor Technologies *	(218)	(44)
GMO Payment Gateway	(3,100)	(301)
GoDaddy, Cl A *	(680)	(42)
Gogo *	(7,129)	(62)
GrubHub *	(2,629)	(267)
GTT Communications *	(3,066)	(174)
II-VI *	(7,097)	(290)
Intel Corp	(8,965)	(467)
InterXion Holding *	(8,087)	(502)
j2 Global	(8,066)	(637)
Keyence	(600)	(370)
Keysight Technologies *	(3,199)	(168)
KLA-Tencor Corp	(1,131)	(123)
Lumentum Holdings *	(6,430)	(410)
MACOM Technology Solutions Holdings *	(7,102)	(118)
Marvell Technology Group	(117,305)	(2,463)
Micron Technology Inc *	(7,642)	(398)
Microsoft Corp	(4,487)	(410)
MKS Instruments	(3,732)	(432)
National Instruments	(4,205)	(213)
Natixis	(18,832)	(154)
NETGEAR *	(6,217)	(356)

184	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Nintendo	(1,300)	$(570)
Nutanix, Cl A *	(10,024)	(492)
NVIDIA Corp	(6,963)	(1,613)
Okta, Cl A *	(8,979)	(358)
Pandora Media *	(36,090)	(182)
PayPal Holdings Inc *	(4,635)	(352)
Quotient Technology *	(12,102)	(159)
Renesas Electronics *	(27,400)	(271)
Shopify *	(3,815)	(474)
Snap, Cl A *	(22,514)	(357)
Square, Cl A *	(8,651)	(426)
SUMCO	(19,500)	(499)
Teradyne	(9,220)	(421)
Trade Desk Inc/The, Cl A *	(4,259)	(211)
Twilio Inc, Cl A *	(8,127)	(310)
Twitter *	(12,992)	(377)
Universal Display	(3,019)	(305)
Yaskawa Electric	(8,500)	(377)

		(20,225)

Materials — (1.0)%
Albemarle Corp	(565)	(52)
BHP Billiton Ltd	(14,116)	(305)
Cabot	(13,407)	(747)
First Quantum Minerals (Canada)	(34,402)	(483)
FMC Corp	(4,506)	(345)
KAZ Minerals PLC *	(11,982)	(144)
L’Oreal	(668)	(151)
Louisiana-Pacific	(16,306)	(469)
Mosaic Co	(13,876)	(337)
Norbord	(13,986)	(507)
OCI *	(22,496)	(519)
Sumitomo Metal Mining Co Ltd	(2,900)	(118)
Tokai Carbon	(18,200)	(265)
United States Steel	(9,917)	(349)
Yara International	(6,866)	(290)

		(5,081)

Real Estate — (0.6)%
Host Hotels & Resorts Inc ‡	(19,601)	(366)
Public Storage ‡	(3,450)	(691)
Quality Care Properties *‡	(91,853)	(1,785)

		(2,842)

Telecommunication Services — (0.1)%
AT&T Inc	(7,546)	(269)
SoftBank Group	(4,100)	(301)

		(570)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Utilities — (0.1)%
Electricite de France	(21,281)	$(308)
NRG Energy Inc	(10,507)	(320)
SCANA Corp	(821)	(31)

		(659)

Total Common Stock Sold Short (Proceeds $89,431) ($ Thousands)		(94,998)

EXCHANGE TRADED FUNDS SOLD SHORT— (1.1)%
Consumer Staples Select Sector SPDR Fund	(35,804)	(1,884)
CurrencyShares Japanese Yen Trust	(14,746)	(1,329)
iShares Russell 2000 ETF	(4,177)	(634)
SPDR S&P 500 ETF Trust	(6,951)	(1,829)

Total Exchange Traded Funds Sold Short (Proceeds $5,834) ($ Thousands)		(5,676)

PREFERRED STOCK SOLD SHORT — (0.1)%

Consumer Discretionary — (0.1)%
Volkswagen, 1.230%	(2,602)	(516)

Total Preferred Stock Sold Short (Proceeds $375) ($ Thousands)		(516)

FOREIGN COMMON STOCK SOLD SHORT— 0.0%
Energy — 0.0%
WorleyParsons	(15,019)	(165)

Utilities — 0.0%
RWE	(1,679)	(42)

Total Foreign Common Stock Sold Short (Proceeds $219) ($ Thousands)		(207)

Total Investments Sold Short — (19.7)% (Proceeds $95,859) ($ Thousands)		$(101,397)

	Contracts
PURCHASED OPTIONS* — 0.6%

Total Purchased Options(J) (Cost $3,170) ($ Thousands)	3,208	$2,838

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	185

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Strategy Alternative Fund (Continued)

Description	Contracts	Market Value ($ Thousands)
WRITTEN OPTIONS* — 0.0%

Total Written Options(J) (Premiums Received $110) ($ Thousands) (435)		$(98)

A list of the open contracts held by the Fund at March 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.5%

Put Options
Acorda Therapeutics*	28	$66	$19.00	04/21/18	$–
Acorda Therapeutics*	72	170	13.00	04/21/18	–
April 18 Puts on SPX*	23	6,074	2,600.00	04/21/18	70
April 18 Puts on SPX*	23	6,074	2,400.00	04/21/18	11
Microsemi*	87	563	60.00	04/21/18	2
QUALCOMM*	32	177	50.00	05/19/18	4
QUALCOMM*	81	449	52.50	05/19/18	16
VanEck Vectors Semiconductor ETF*	6	63	100.00	05/19/18	2
VanEck Vectors Semiconductor ETF*	6	63	98.00	05/19/18	1
VanEck Vectors Semiconductor ETF*	18	188	97.00	05/19/18	4
VanEck Vectors Semiconductor ETF*	18	188	105.00	05/19/18	9
VanEck Vectors Semiconductor ETF*	15	156	101.00	05/19/18	5
VanEck Vectors Semiconductor ETF*	11	115	99.00	05/19/18	3
XL Group*	5	28	46.00	04/21/18	–
XL Group*	6	33	45.00	04/21/18	–
XL Group*	168	928	50.00	04/21/18	2
XL Group*	2	11	48.00	04/21/18	–
XL Group*	11	61	47.00	04/21/18	–
XL Group*	227	1,254	49.00	04/21/18	1
XL Group*	105	580	45.00	10/20/18	4
XL Group*	38	210	45.00	07/21/18	–
XL Group*	9	50	50.00	07/21/18	–

		17,501			134

Call Options
Acorda Therapeutics*	34	80	29.00	04/21/18	–
Aetna*	347	5,864	140.00	04/21/18	958
Akorn*	16	30	20.00	09/22/18	7
AT&T*	46	164	38.00	04/21/18	–
AT&T*	35	125	38.00	05/19/18	1
AT&T*	41	146	35.00	04/21/18	4
AT&T*	41	146	37.00	05/19/18	2
AT&T*	114	406	39.00	04/21/18	1
AT&T*	97	346	37.00	06/16/18	7
Cigna*	16	268	175.00	06/16/18	9
Cigna*	57	956	180.00	06/16/18	21
CVS Health*	31	193	75.00	05/19/18	–
CVS Health*	50	311	67.50	05/19/18	4
CVS Health*	32	199	72.50	05/19/18	1
CVS Health*	57	355	65.00	05/19/18	8
CVS Health*	34	211	70.00	08/18/18	5
Dominion Energy*	63	425	80.00	04/21/18	–
Domino’s Pizza*	32	747	230.00	04/21/18	30
Express Scripts Holding*	34	235	72.50	05/19/18	6

186	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS (continued)
Express Scripts Holding*	2	$14	$75.00	08/18/18	$1
International Paper*	32	171	60.00	07/21/18	2
International Paper*	32	171	65.00	08/18/18	1
Microsemi*	230	1,489	70.00	06/16/18	2
NXP Semiconductors*	347	4,060	70.00	04/21/18	1,610
QUALCOMM*	96	532	62.50	05/19/18	10
QUALCOMM*	32	177	62.50	07/21/18	5
QUALCOMM*	52	288	62.50	06/16/18	7
SPDR S&P 500 ETF Trust*	38	1,000	284.00	04/21/18	–
SPDR S&P 500 ETF Trust*	43	1,132	282.00	04/21/18	–
SPDR S&P 500 ETF Trust*	50	1,316	288.00	04/21/18	–
SPDR S&P 500 ETF Trust*	43	1,132	279.00	04/21/18	1
SPDR S&P 500 ETF Trust*	17	447	278.00	04/21/18	1
SPDR S&P 500 ETF Trust*	17	447	283.00	04/21/18	–
SPDR S&P 500 ETF Trust*	9	237	277.00	04/21/18	–

		23,820			2,704

Total Purchased Options		$41,321			$2,838

WRITTEN OPTIONS — 0.0%

Put Options
April 18 Puts on SPX*	(46)	(12,148)	2,500.00	04/21/18	(55)
Domino’s Pizza*	(32)	(747)	210.00	04/21/18	(2)
QUALCOMM*	(114)	(632)	45.00	05/19/18	(6)
Snap-on*	(27)	(398)	145.00	04/21/18	(9)
VanEck Vectors Semiconductor ETF*	(15)	(156)	91.00	05/19/18	(2)
VanEck Vectors Semiconductor ETF*	(25)	(261)	90.00	05/19/18	(3)
VanEck Vectors Semiconductor ETF*	(18)	(188)	87.00	05/19/18	(1)
VanEck Vectors Semiconductor ETF*	(6)	(62)	88.00	05/19/18	(1)
VanEck Vectors Semiconductor ETF*	(11)	(115)	89.00	05/19/18	(1)

		(14,707)			(80)

Call Options
Cigna*	(41)	(688)	195.00	06/16/18	(6)
Cigna*	(16)	(268)	190.00	06/16/18	(3)
CVS Health*	(16)	(100)	70.00	05/19/18	–
Domino’s Pizza*	(32)	(747)	250.00	04/21/18	(6)
Express Scripts Holding*	(34)	(235)	72.50	04/21/18	(3)
Express Scripts Holding*	(2)	(14)	75.00	05/19/18	–

		(2,052)			(18)

Total Written Options		$(16,759)			$(98)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	187

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Strategy Alternative Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2018 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-BOBL	(2)	Jun-2018	$(322)	$(323)	$(2)
Euro-Buxl 30 Year Bond	(7)	Jun-2018	(1,376)	(1,424)	(51)
S&P 500 Index E-MINI	(3)	Jun-2018	(416)	(397)	19
U.S. 5-Year Treasury Note	(21)	Jun-2018	(2,392)	(2,403)	(12)
U.S. 10-Year Treasury Note	(18)	Jun-2018	(2,169)	(2,181)	(11)
U.S. Long Treasury Bond	(2)	Jun-2018	(285)	(293)	(8)
U.S. Ultra Long Treasury Bond	(1)	Jun-2018	(154)	(160)	(6)

			$(7,114)	$(7,180)	$(71)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018 is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/12/18	KRW	506,191	USD	472	$ (3)
Barclays PLC	04/13/18	INR	34,446	USD	526	(2)
Barclays PLC	04/20/18	USD	1,184	PEN	3,837	6
Barclays PLC	04/20/18	PEN	3,837	USD	1,173	(17)
Barclays PLC	06/15/18	AUD	300	USD	236	6
Barclays PLC	06/15/18	EUR	341	USD	426	4
Barclays PLC	06/20/18	USD	584	TRY	2,378	2
Barclays PLC	06/20/18	USD	692	MXN	13,066	15
Barclays PLC	06/20/18	MXN	13,066	USD	684	(23)
Barclays PLC	06/20/18	RUB	33,907	USD	585	–
Barclays PLC	06/20/18	RUB	34,916	USD	599	(3)
Deutsche Bank	06/20/18	EUR	2,800	USD	3,472	8
JPMorgan Chase Bank	04/05/18	MXN	2	USD	0	–
JPMorgan Chase Bank	06/20/18	EUR	119	USD	147	1
JPMorgan Chase Bank	06/20/18	USD	149	EUR	119	(2)
JPMorgan Chase Bank	06/20/18	USD	1,740	ZAR	20,598	(20)
JPMorgan Chase Bank	06/20/18	ZAR	44,635	USD	3,663	(63)
Morgan Stanley	04/03/18	USD	1,571	BRL	5,100	(37)
Morgan Stanley	04/03/18	BRL	3,139	USD	961	17
Morgan Stanley	04/12/18	KRW	137,442	USD	128	(1)
Morgan Stanley	04/30/18	EUR	1,053	USD	1,309	11
Morgan Stanley	04/30/18	DKK	7,250	USD	1,214	15
Morgan Stanley	06/20/18	EUR	979	RON	4,592	2
Morgan Stanley	06/20/18	EUR	1,959	CZK	49,832	3
Morgan Stanley	06/20/18	JPY	4,295	USD	41	–
Morgan Stanley	06/20/18	RON	4,592	EUR	979	(2)
Morgan Stanley	06/20/18	CNH	5,840	USD	918	(8)
Morgan Stanley	06/20/18	RUB	137,051	USD	2,352	(11)

						$ (102)

188	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

A list of the open OTC swap agreements held by the Fund at March 31, 2018 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Barclays	Macy’s	Buy	1.00%	Quarterly	12/20/2021	320	$3	$11	$(8)
Barclays	Nordstrom	Buy	1.00%	Quarterly	12/20/2021	420	2	4	(2)

							$5	$15	$(10)

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	2.33%	3-Month 1.0X KWCDC + 0.0 BPS	Quarterly	03/21/2023	KRW	1,235,091	$6	$–	$6

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	UBM	1-Month USD - LIBOR	Asset Return	Monthly	01/18/2020	GBP	31	$5	$–	$5
Morgan Stanley	Informa	1-Day SONIA	Asset Return	Monthly	01/18/2020	GBP	237	(5)	–	(5)
Morgan Stanley	Shire	1-Month USD - LIBOR	Asset Return	Monthly	03/29/2020	GBP	15	7	–	7
Morgan Stanley	Hammerson	1-Month USD - LIBOR	Asset Return	Monthly	03/23/2020	GBP	15	(2)	–	(2)
Morgan Stanley	Tele2	1-Month SEK - STIBOR	Asset Return	Monthly	02/14/2020	SEK	11	3	–	3
Morgan Stanley	Com Hem	1-Month SEK - STIBOR	Asset Return	Monthly	02/14/2020	SEK	1,390	1	–	1
Bank of America	IBOXHY	IBOXXHY	3-Month USD - LIBOR	Quarterly	06/20/2018	USD	1	1	1	–
Citigroup	IBOXHY	IBOXXHY	3-Month USD - LIBOR	Quarterly	06/20/2018	USD	1	1	–	1
Bank of America	IBOXHY	IBOXXHY	3-Month USD - LIBOR	Quarterly	06/20/2018	USD	3	4	2	2
JPMorgan Chase	IBOXHY	IBOXXHY	3-Month USD - LIBOR	Quarterly	06/20/2018	USD	7	15	6	9
JPMorgan Chase	IBOXHY	IBOXXHY	3-Month USD - LIBOR	Quarterly	06/20/2018	USD	3	5	3	2
Deutsche Bank	Egyptian Government 0% 8/14/18	Egyptian Government 0% 8/14/18	Cash Deposit of Notional	Monthly	08/14/2018	USD	23,075	1,229	1,204	25
Morgan Stanley	Albertis	1-Month EUR - LIBOR	Asset Return	Monthly	11/16/2019	EUR	12	(8)	–	(8)
Deutsche Bank	Egyptian Government 0% 8/28/18	Egyptian Government 0% 8/28/18	Cash Deposit of Notional	Monthly	08/28/2018	USD	14,700	778	725	53
Morgan Stanley	Sky	1-Day Tom Next Offered Indexed Swap	Asset Return	Monthly	02/24/2019	GBP	11	(1)	–	(1)

								$2,033	$1,941	92

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	189

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Strategy Alternative Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2018 is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ITRAXX.EUR.XOVER	Sell	5.00%	Quarterly	06/20/2021	(1,000)	$129	$65	$63
Mexico	Buy	1.00%	Quarterly	12/20/2021	1,269	(11)	24	(36)
Republic of Korea	Buy	1.00%	Quarterly	12/20/2021	1,402	(30)	(30)	–
Republic of Korea	Buy	1.00%	Quarterly	12/20/2022	185	(4)	(4)	(1)
Republic of South Africa	Buy	1.00%	Quarterly	12/20/2021	1,823	3	71	(68)
Republic of South Africa	Buy	1.00%	Quarterly	06/20/2022	1,140	8	48	(39)
Republic of South Africa	Buy	1.00%	Quarterly	12/20/2022	87	1	3	(1)
Republic of South Africa	Sell	1.00%	Quarterly	12/20/2022	(632)	(10)	(11)	1
Republic of Turkey	Buy	1.00%	Quarterly	12/20/2020	2,654	14	127	(113)
Republic of Turkey	Buy	1.00%	Quarterly	12/20/2021	307	5	14	(9)
Republic of Turkey	Sell	1.00%	Quarterly	12/20/2022	(654)	(22)	(26)	4
Russia	Sell	1.00%	Quarterly	06/20/2021	(2,345)	15	(106)	122
Russia	Sell	1.00%	Quarterly	12/20/2021	(248)	1	(7)	8

						$99	$168	$(69)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.56%	6-Month GBP - LIBOR	Semi-Annual	11/29/2046	GBP	520	$(8)	$ –	$(8)
28-DAY MXN - TIIE	7.97%	Monthly	01/26/2028	MXN	22,039	(2)	–	(2)
1.0 X BZDIOVRA + 0.0 BPS	9.27%	Annual	01/02/2025	BRL	5,320	18	–	18
1.60%	6-Month GBP - LIBOR	Semi-Annual	12/01/2046	GBP	254	(8)	–	(8)
1.41%	6-Month GBP - LIBOR	Semi-Annual	08/04/2067	GBP	393	(21)	–	(20)
1.37%	6-Month GBP - LIBOR	Semi-Annual	01/05/2067	GBP	500	(6)	–	(6)
1.44%	6-Month GBP - LIBOR	Semi-Annual	01/05/2047	GBP	572	19	–	19
1.66%	6-Month CZK LIBOR	Semi-Annual	03/21/2023	CZK	33,688	(3)	–	(3)
1.80%	6-Month CZK PRIBOR	Semi-Annual	03/21/2023	CZK	11,168	(5)	–	(5)
1.64% CZK	6-Month CZK PRIBOR	Semi-Annual	03/21/2023	CZK	25,692	(2)	–	(2)
1.67%	6-Month CZK LIBOR	Semi-Annual	03/21/2023	CZK	33,595	(4)	–	(4)
1.0 X BZDIOVRA + 0.0 BPS	9.35%	Annual	01/02/2025	BRL	5,114	10	–	10
1.74% CZK	6-Month CZK PRIBOR	Semi-Annual	03/21/2023	CZK	6,754	(2)	–	(2)
1.86%	6-Month CZK PRIBOR	Semi-Annual	03/21/2023	CZK	24,625	(15)	–	(15)

						$(28)	$ –	$(28)

Percentages are based on Net Assets of $514,698 ($ Thousands).
*	Non-income producing security.
#	Expiration date not available.
**	Rate shown is the 7-day effective yield as of March 31, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Security, or a portion thereof, has been pledged as collateral on securities sold short.
(B)	Security is a Master Limited Partnership. At March 31, 2018, such securities amounted to $588 ($ Thousands), or 0.1% of the net assets of the Fund (See Note 2).
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $13,141 ($ Thousands), representing 2.6% of the Net Assets of the Fund.
(D)	Security is in default on interest payment.
(E)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on March 31, 2018. The coupon on a step bond changes on a specified date.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(G)	Level 3 security in accordance with fair value hierarchy.
(H)	Unsettled bank loan, interest rate unavailable.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(J)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

Cl — Class

CLP — Chilean Peso

190	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

CNH — Chinese Yuan Offshore

CV — Convertible Security

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

PEN — Peruvian Nuevo Sol

PIK — Payment-in-Kind

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

TRY — Turkish Lira

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Funds investments and other financial instruments carried at value ($thousands).

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$200,044	$–	$–	$200,044
Registered Investment
Companies	161,166	–	–	161,166
Corporate Obligations	–	30,115	–	30,115
Sovereign Debt	–	17,019	–	17,019
Loan Participations	–	10,193	856	11,049
Foreign Common Stock	1,437	–	–	1,437
Preferred Stock	1,254	–	–	1,254
Municipal Bonds	–	963	–	963
Convertible Bonds	–	808	–	808
Mortgage-Backed Securities	–	317	–	317
Warrant	–	–	–	–
Cash Equivalents	81,425	–	–	81,425

Total Investments in Securities	$445,326	$59,415	$856	$505,597

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(94,998)	$–	$–	$(94,998)
Exchange Traded Funds	(5,676)	–	–	(5,676)
Preferred Stock	(516)	–	–	(516)
Foreign Common Stock	(207)	–	–	(207)

Total Securities Sold Short	$(101,397)	$–	$–	$(101,397)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$2,838	$—	$—	$2,838
Written Options	(98)	—	—	(98)
Futures Contracts *
Unrealized Appreciation	19	—	—	19
Unrealized Depreciation	(90)	—	—	(90)
Forwards Contracts *
Unrealized Appreciation	—	90	—	90
Unrealized Depreciation	—	(192)	—	(192)
OTC Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(10)	—	(10)
Interest Rate Swaps *
Unrealized Appreciation	—	6	—	6
Total Return Swaps *
Unrealized Appreciation	—	108	—	108
Unrealized Depreciation	—	(16)	—	(16)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	198	—	198
Unrealized Depreciation	—	(267)	—	(267)
Interest Rate Swaps *
Unrealized Appreciation	—	47	—	47
Unrealized Depreciation	—	(75)	—	(75)

Total Other Financial Instruments	$2,669	$(111)	$—	$2,558

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to

Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
SEI Institutional Managed Trust Long/Short Alternative Fund, CI Y	$34,352	$—	$(1,970)	$1,970	$(2,388)	$31,964	$1,328
SEI Daily Income Trust, Government Fund, CI F	79,354	280,247	(278,481)	—	—	81,120	456

Totals	$113,706	$280,247	$(280,451)	$1,970	$(2,388)	$113,084	$1,784

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	191

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Accumulation Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 49.9%
U.S. Treasury Bills
1.710%, 07/12/2018 (A)(B)	$12,031	$11,972
1.638%, 08/02/2018 (A)(B)	114,015	113,320
1.628%, 07/26/2018 (B)	74,105	73,688
1.611%, 07/19/2018 (B)	350,425	348,591
1.588%, 07/05/2018 (A)(B)	14,669	14,604
1.542%, 06/28/2018 (A)(B)	22,892	22,799
1.491%, 06/21/2018 (B)	9,451	9,415
1.471%, 06/14/2018 (B)	57,541	57,348
1.460%, 06/07/2018 (A)(B)(C)	141,676	141,244
1.446%, 05/31/2018 (A)(B)	79,812	79,594
1.425%, 05/24/2018 (A)(B)	8,261	8,241
1.369%, 05/17/2018 (A)(B)	20,926	20,883
1.352%, 09/13/2018 (A)(B)	3,535	3,505
1.309%, 05/10/2018 (A)(B)	15,475	15,448
1.268%, 05/03/2018 (A)(B)	8,047	8,036
1.253%, 04/26/2018 (A)(B)	13,495	13,481
1.229%, 04/12/2018 (B)	9,481	9,477
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	4,403	5,860
3.625%, 04/15/2028	863	1,106
3.375%, 04/15/2032	2,095	2,819
2.500%, 01/15/2029	2,143	2,538
2.375%, 01/15/2025	3,247	3,636
2.375%, 01/15/2027	799	915
2.125%, 01/15/2019	4,387	4,464
2.125%, 02/15/2041	4,602	5,843
2.000%, 01/15/2026	6,350	7,012
1.875%, 07/15/2019	1,746	1,793
1.750%, 01/15/2028	1,152	1,267
1.375%, 07/15/2018	460	464
1.375%, 01/15/2020	2,720	2,778
1.375%, 02/15/2044	1,064	1,183
1.250%, 07/15/2020	3,244	3,330
1.125%, 01/15/2021	2,076	2,123
1.000%, 02/15/2046	3,138	3,214

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.750%, 02/15/2042		$1,591	$1,549
0.750%, 02/15/2045		789	761
0.625%, 07/15/2021		6,797	6,879
0.625%, 01/15/2024		10,942	11,000
0.625%, 01/15/2026		46,295	46,289
0.625%, 02/15/2043		2,965	2,795
0.375%, 07/15/2023		5,805	5,786
0.375%, 07/15/2025		26,517	26,182
0.375%, 07/15/2027		24,967	24,357
0.250%, 01/15/2025		7,116	6,960
0.125%, 04/15/2018		1,555	1,557
0.125%, 04/15/2019		3,173	3,171
0.125%, 04/15/2020		73,081	72,796
0.125%, 04/15/2021		95,996	95,178
0.125%, 01/15/2022		1,862	1,842
0.125%, 04/15/2022		54,854	54,081
0.125%, 07/15/2022		2,102	2,081
0.125%, 01/15/2023		1,772	1,742
0.125%, 07/15/2024		1,566	1,530
0.125%, 07/15/2026		49,015	47,106

Total U.S. Treasury Obligations (Cost $1,419,583) ($ Thousands)			1,415,633

SOVEREIGN DEBT — 17.4%
African Development Bank MTN
2.375%, 09/23/2021 (A)		1,750	1,733
2.125%, 11/16/2022 (A)		500	486
1.875%, 03/16/2020 (A)		500	494
1.375%, 02/12/2020 (A)		1,250	1,226
1.250%, 07/26/2021 (A)		1,750	1,673
1.125%, 03/04/2019 (A)		1,500	1,484
1.125%, 09/20/2019 (A)		1,000	982
Andina de Fomento
4.375%, 06/15/2022 (A)		1,000	1,048
Asian Development Bank MTN
2.625%, 01/12/2027 (A)		750	733
2.000%, 02/16/2022 (A)		500	487
2.000%, 04/24/2026 (A)		500	468
1.750%, 01/10/2020 (A)		1,000	989
1.625%, 05/05/2020 (A)		500	492
1.625%, 08/26/2020 (A)		1,000	979
1.500%, 01/22/2020 (A)		1,000	984
1.375%, 01/15/2019 (A)		1,000	994
1.375%, 03/23/2020 (A)		1,000	980
1.000%, 08/16/2019 (A)		1,000	982
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/2018	EUR	219	269
Canada Government International Bond
1.625%, 02/27/2019 (A)		$2,250	2,238

192	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Chile Government International Bond
3.875%, 08/05/2020 (A)		$250	$256
Council of Europe Development Bank
1.875%, 01/27/2020 (A)		1,000	990
1.750%, 11/14/2019 (A)		1,000	990
1.625%, 03/10/2020 (A)		500	492
1.625%, 03/16/2021 (A)		500	486
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	3,711	4,899
0.500%, 04/15/2030		10,233	14,594
0.100%, 04/15/2023		29,713	39,429
0.100%, 04/15/2026		10,204	13,827
0.100%, 04/15/2026		29,840	40,433
0.100%, 04/15/2046		731	1,060
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022 (A)		$750	733
2.000%, 02/01/2021 (A)		1,000	984
1.750%, 06/14/2019 (A)		1,000	993
1.750%, 11/26/2019 (A)		1,000	990
1.625%, 11/15/2018 (A)		1,000	997
1.625%, 05/05/2020 (A)		500	491
1.500%, 03/16/2020 (A)		250	246
1.125%, 08/24/2020 (A)		500	484
European Investment Bank
4.875%, 02/15/2036 (A)		250	312
4.000%, 02/16/2021 (A)		1,000	1,038
3.250%, 01/29/2024 (A)		750	767
2.250%, 03/15/2022 (A)		750	737
2.125%, 10/15/2021 (A)		1,000	982
2.125%, 04/13/2026 (A)		500	472
2.000%, 03/15/2021 (A)		500	491
1.625%, 12/15/2020 (A)		1,000	976
1.375%, 06/15/2020 (A)		750	732
Export Development Canada
2.000%, 05/17/2022 (A)		2,000	1,941
1.750%, 08/19/2019 (A)		500	496
1.750%, 07/21/2020 (A)		1,000	983
1.625%, 01/17/2020 (A)		250	247
1.625%, 06/01/2020 (A)		1,000	981
1.500%, 10/03/2018 (A)		500	498
1.500%, 05/26/2021 (A)		1,000	966
1.375%, 10/21/2021 (A)		500	478
1.000%, 11/01/2018 (A)		2,000	1,987
FMS Wertmanagement
2.000%, 08/01/2022 (A)		500	485
1.750%, 01/24/2020 (A)		500	494
1.750%, 03/17/2020 (A)		500	493
1.250%, 07/30/2018 (A)		1,000	997
French Republic Government Bond OAT
3.400%, 07/25/2029	EUR	3,450	6,304

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
3.150%, 07/25/2032	EUR	1,996	$3,832
2.250%, 07/25/2020		2,522	3,426
2.100%, 07/25/2023		1,400	2,038
2.100%, 07/25/2023		1,099	1,600
1.850%, 07/25/2027		13,374	20,900
1.800%, 07/25/2040		2,420	4,472
1.300%, 07/25/2019		247	317
1.100%, 07/25/2022		1,250	1,727
1.100%, 07/25/2022		14,889	20,567
0.700%, 07/25/2030 (D)		206	297
0.700%, 07/25/2030 (D)		4,316	6,221
0.250%, 07/25/2018		1,604	2,006
0.250%, 07/25/2024		9,149	12,386
0.250%, 07/25/2024		2,924	3,959
0.100%, 03/01/2021		2,057	2,679
0.100%, 07/25/2021		1,241	1,610
0.100%, 03/01/2025		15,483	20,510
0.100%, 03/01/2028		1,300	1,729
Inter-American Development Bank MTN
7.000%, 06/15/2025 (A)		$500	621
3.875%, 09/17/2019 (A)		350	358
3.000%, 10/04/2023 (A)		250	253
3.000%, 02/21/2024 (A)		250	252
2.125%, 11/09/2020 (A)		250	248
2.000%, 06/02/2026 (A)		500	468
1.875%, 06/16/2020 (A)		1,000	989
1.875%, 03/15/2021 (A)		500	491
1.750%, 10/15/2019 (A)		1,000	991
1.625%, 05/12/2020 (A)		500	493
1.125%, 09/12/2019 (A)		1,000	983
International Bank for Reconstruction & Development
4.750%, 02/15/2035 (A)		250	305
2.500%, 11/25/2024 (A)		500	490
2.250%, 06/24/2021 (A)		1,000	989
2.000%, 01/26/2022 (A)		500	487
1.875%, 03/15/2019 (A)		1,000	997
1.875%, 04/21/2020 (A)		500	494
1.875%, 10/07/2022 (A)		500	483
1.625%, 03/09/2021 (A)		1,000	974
1.375%, 05/24/2021 (A)		500	481
International Finance MTN
2.125%, 04/07/2026 (A)		1,750	1,652
1.750%, 09/04/2018 (A)		200	200
1.625%, 07/16/2020 (A)		1,000	980
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026	EUR	1,250	1,915
3.100%, 09/15/2026		1,199	1,837
2.600%, 09/15/2023		2,311	3,336
2.550%, 09/15/2041		983	1,549
2.350%, 09/15/2019		2,276	2,985
2.350%, 09/15/2024 (D)		1,137	1,631

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	193

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
2.350%, 09/15/2024 (D)	EUR	2,013	$2,888
2.350%, 09/15/2035		2,464	3,796
2.100%, 09/15/2021		1,504	2,066
1.700%, 09/15/2018		935	1,177
1.700%, 09/15/2018		104	131
1.250%, 09/15/2032 (D)		2,000	2,616
Korea Development Bank
4.625%, 11/16/2021 (A)		$250	261
Korea International Bond
2.750%, 01/19/2027 (A)		1,000	951
Nordic Investment Bank MTN
2.125%, 02/01/2022 (A)		750	734
1.500%, 09/29/2020 (A)		1,000	974
1.250%, 08/02/2021 (A)		500	478
1.125%, 02/25/2019 (A)		500	495
North American Development Bank
2.400%, 10/26/2022 (A)		200	194
Province of Alberta Canada
2.200%, 07/26/2022 (A)		750	728
Province of British Columbia Canada
6.500%, 01/15/2026 (A)		250	307
2.650%, 09/22/2021 (A)		1,000	996
2.000%, 10/23/2022 (A)		750	723
Province of Manitoba Canada
3.050%, 05/14/2024 (A)		250	250
2.125%, 05/04/2022 (A)		250	242
Province of Ontario Canada
4.000%, 10/07/2019 (A)		500	511
2.450%, 06/29/2022 (A)		250	245
2.400%, 02/08/2022 (A)		750	735
2.250%, 05/18/2022 (A)		500	486
2.200%, 10/03/2022 (A)		500	483
2.000%, 01/30/2019 (A)		500	499
1.875%, 05/21/2020 (A)		500	492
Province of Quebec Canada
7.500%, 09/15/2029 (A)		200	276
2.875%, 10/16/2024 (A)		250	247
2.500%, 04/20/2026 (A)		750	716
Svensk Exportkredit MTN
1.750%, 08/28/2020 (A)		500	490
1.750%, 03/10/2021 (A)		1,000	974
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	1,000	5,064
2.500%, 04/16/2020		429	2,179
2.500%, 07/17/2024		340	1,714
2.000%, 01/26/2035		932	3,514
1.875%, 11/22/2022		1,610	2,689
1.250%, 11/22/2027		2,844	5,236
1.250%, 11/22/2032		730	1,528
1.250%, 11/22/2055		1,634	5,758
1.125%, 11/22/2037		1,064	2,477
0.750%, 03/22/2034		1,010	2,051

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
0.750%, 11/22/2047	GBP	2,192	$5,888
0.625%, 03/22/2040		1,874	4,256
0.625%, 11/22/2042		1,332	3,195
0.500%, 03/22/2050		1,358	3,634
0.375%, 03/22/2062		1,104	3,598
0.250%, 03/22/2052		2,281	5,981
0.125%, 03/22/2024		29,943	47,255
0.125%, 03/22/2026		19,879	32,288
0.125%, 03/22/2029		2,906	4,961
0.125%, 03/22/2044		4,554	10,106
0.125%, 03/22/2058		1,294	3,637
0.125%, 11/22/2065		750	2,438
0.125%, 11/22/2065		424	1,378
0.125%, 03/22/2068		442	1,516

Total Sovereign Debt (Cost $456,459) ($ Thousands)			493,662

	Shares

FOREIGN COMMON STOCK — 4.3%

Australia — 0.3%
AGL Energy Ltd		25,712	428
Amcor		14,527	158
APA Group		46,575	282
Aristocrat Leisure		11,728	216
ASX		2,472	106
Aurizon Holdings Ltd		21,309	69
AusNet Services		264,595	340
BHP Billiton Ltd		5,561	120
Brambles		21,546	165
Caltex Australia Ltd		17,125	413
CIMIC Group		4,686	160
Coca-Cola Amatil Ltd		36,985	246
Cochlear Ltd		2,349	327
Computershare		36,325	482
Crown Resorts Ltd		10,576	103
CSL Ltd		2,586	308
Domino’s Pizza Enterprises		2,369	76
Flight Centre Travel Group Ltd		2,687	117
Fortescue Metals Group		27,506	91
Harvey Norman Holdings		38,002	108
Healthscope		82,236	122
Incitec Pivot		29,314	79
Insurance Australia Group		17,664	101
LendLease Group		3,959	53
Oil Search		43,422	238
Orica Ltd		2,883	39
Origin Energy *		40,531	271
Ramsay Health Care		2,420	116
REA Group		7,466	454
Scentre Group ‡		11,668	34
SEEK		7,445	106

194	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sonic Healthcare Ltd	16,500	$290
South32 Ltd	36,210	89
Sydney Airport	20,066	103
Tabcorp Holdings	69,998	236
Telstra Corp Ltd, Cl B	176,849	426
TPG Telecom	73,247	308
Transurban Group	13,850	121
Treasury Wine Estates Ltd	23,236	301
Vicinity Centres ‡	28,772	53
Wesfarmers Ltd	7,172	229
Westfield ‡	9,207	60
Westpac Banking	2,441	54
Woodside Petroleum	9,370	210
Woolworths Group Ltd	9,620	194

		8,602

Austria — 0.0%
ANDRITZ	3,371	188
Erste Group Bank AG	2,889	145
OMV	7,019	408
Raiffeisen Bank International AG	6,043	235
voestalpine AG	5,195	272

		1,248

Belgium — 0.1%
Ageas	2,714	140
Anheuser-Busch InBev	2,858	314
Colruyt SA	7,381	408
Groupe Bruxelles Lambert	357	41
KBC Group NV	1,942	169
Proximus SADP	13,839	429
Solvay	1,290	179
Telenet Group Holding *	6,800	453
UCB SA, Cl A	6,939	565
Umicore	6,290	332

		3,030

Canada — 0.4%
Alimentation Couche-Tard, Cl B	5,390	241
Atco Ltd, Cl I	8,416	270
Bank of Montreal	518	39
Bank of Nova Scotia, Cl C	1,590	98
Barrick Gold Corp	4,739	59
BCE Inc	9,904	426
BlackBerry *	20,413	234
Bombardier, Cl B *	74,372	216
CAE	9,180	171
Canadian National Railway	2,192	160
Canadian Natural Resources	4,257	134
Canadian Pacific Railway	641	113
Canadian Tire Corp, Cl A	1,352	178
Canadian Utilities Ltd, Cl A	11,282	301

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
CGI Group Inc, Cl A *	6,993	$403
CI Financial	3,354	72
Constellation Software Inc	591	401
Crescent Point Energy, Cl F	4,916	33
Dollarama Inc	1,698	206
Emera Inc	7,671	243
Empire Co Ltd, Cl A	15,307	307
Enbridge	2,263	71
Encana Corp	8,974	99
Fairfax Financial Holdings Ltd	200	101
Finning International	7,855	189
First Capital Realty	4,150	65
First Quantum Minerals (Canada)	2,143	30
Fortis	10,332	349
Franco-Nevada Corp	1,000	68
George Weston Ltd	2,265	182
Gildan Activewear	6,126	177
H&R ‡	4,787	78
Hydro One (D)	12,827	208
Imperial Oil	2,707	72
Intact Financial Corp	1,580	119
Jean Coutu Group PJC, Cl A	14,642	279
Loblaw Ltd	4,092	207
Magna International, Cl A	2,438	137
Methanex	1,070	65
Metro, Cl A	7,776	248
National Bank of Canada	870	41
Nutrien	862	41
Open Text	9,748	339
PrairieSky Royalty	2,615	57
Restaurant Brands International	2,608	148
RioCan ‡	3,430	63
Rogers Communications Inc, Cl B	6,893	308
Royal Bank of Canada	1,066	82
Saputo	7,448	239
Shaw Communications Inc, Cl B	7,879	152
Shopify *	1,760	219
SNC-Lavalin Group	1,669	73
Suncor Energy	2,894	100
Teck Resources, Cl B	2,423	62
TELUS Corp	10,607	372
Thomson Reuters, Cl B	3,166	122
Toronto-Dominion Bank	1,857	105
TransCanada Corp	2,000	83
Turquoise Hill Resources *	12,837	39
Valeant Pharmaceuticals International *	19,715	314
Vermilion Energy	2,483	80
Wheaton Precious Metals	2,275	46

		10,134

China — 0.0%
Sands China	18,800	101

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	195

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Yangzijiang Shipbuilding Holdings	115,350	$107

		208

Denmark — 0.2%
AP Moller - Maersk, Cl A	102	149
AP Moller - Maersk, Cl B	99	153
Carlsberg A/S, Cl B	3,461	411
Chr Hansen Holding	4,349	374
Coloplast, Cl B	3,496	294
Danske Bank	6,879	256
DSV	201	16
Genmab *	996	213
H Lundbeck A/S, Cl H	2,955	165
Novo Nordisk, Cl B	3,217	158
Novozymes, Cl B	6,082	313
Orsted (D)	7,632	494
Pandora	2,909	312
TDC	70,613	584
Tryg	10,215	237
Vestas Wind Systems	1,356	96
William Demant Holding *	9,898	366

		4,591

Finland — 0.1%
Elisa Oyj	10,422	471
Fortum Oyj	21,754	467
Kone, Cl B	2,993	149
Metso	2,878	91
Neste	11,748	818
Nokia	77,694	429
Nokian Renkaat	5,363	243
Orion Oyj, Cl B	10,474	320
Sampo, Cl A	4,880	272
Stora Enso, Cl R	16,819	309
UPM-Kymmene, Cl V	9,046	335
Wartsila Abp	6,954	153

		4,057

France — 0.3%
Accor	875	47
Aeroports de Paris, Cl A	373	81
Air Liquide	1,133	139
Arkema	1,313	171
Atos	2,099	287
AXA	1,932	51
BioMerieux	1,418	117
Bouygues	892	45
Bureau Veritas	900	23
Capgemini	2,388	297
Carrefour	6,251	129
CNP Assurances	1,903	48
Credit Agricole SA	1,767	29

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Danone	1,646	$133
Dassault Systemes	3,242	440
Electricite de France	16,482	238
Engie SA	13,671	228
Essilor International Cie Generale d’Optique	2,573	347
Eurofins Scientific	140	74
Eutelsat Communications	1,501	30
Fonciere Des Regions ‡	434	48
Gecina ‡	699	121
Getlink	4,624	66
Hermes International	96	57
ICADE ‡	512	50
Iliad	1,295	268
Imerys	248	24
Ingenico Group	3,300	267
Ipsen	618	96
JCDecaux	1,173	41
Kering	389	186
Klepierre ‡	1,965	79
L’Oreal	607	137
LVMH Moet Hennessy Louis Vuitton	241	74
Natixis	5,679	46
Orange	22,713	385
Pernod Ricard	1,010	168
Remy Cointreau	1,323	188
Renault	450	54
Rexel	3,641	62
Sanofi	4,184	336
Schneider Electric	577	51
SCOR	1,457	60
Societe BIC	949	94
STMicroelectronics	12,017	266
Suez	14,785	214
Thales, Cl A	1,344	164
TOTAL	11,816	670
Ubisoft Entertainment *	1,168	98
Valeo	527	35
Veolia Environnement	8,189	194
Vinci	822	81
Vivendi	5,328	138
Wendel	681	106

		7,878

Germany — 0.3%
1&1 Drillisch	796	54
adidas	861	208
Allianz	347	78
BASF	1,028	104
Bayer	1,449	164
Beiersdorf AG	1,696	192
Brenntag	527	31
CECONOMY AG	4,277	49

196	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Commerzbank	5,497	$71
Continental	286	79
Covestro (D)	1,507	148
Deutsche Bank	2,043	28
Deutsche Boerse	1,351	184
Deutsche Lufthansa	5,273	168
Deutsche Post AG	2,302	101
Deutsche Telekom	20,670	337
Deutsche Wohnen	1,750	82
E.ON	26,305	292
Fraport Frankfurt Airport Services Worldwide	1,521	150
Fresenius & KGaA	3,357	256
Fresenius Medical Care & KGaA	2,584	264
GEA Group	1,568	67
Hannover Rueck	619	84
HeidelbergCement	879	86
Henkel & KGaA	1,543	194
HUGO BOSS	2,069	180
Infineon Technologies	12,623	338
Innogy (D)	4,112	195
K+S	2,963	85
LANXESS	1,587	121
Linde	488	103
MAN SE	398	46
Merck KGaA	2,187	210
METRO AG	11,266	199
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	274	64
OSRAM Licht	1,575	116
QIAGEN *	7,696	248
RWE	14,159	349
SAP	3,666	383
Siemens	850	108
Symrise	2,361	190
Telefonica Deutschland Holding	49,505	232
thyssenkrupp	3,604	94
TUI	3,217	69
Uniper SE	5,193	158
United Internet	5,283	332
Volkswagen	135	27
Wirecard	1,600	189

		7,507

Hong Kong — 0.2%
AIA Group	13,800	117
ASM Pacific Technology	45,400	634
BOC Hong Kong Holdings Ltd	23,000	112
CK Asset Holdings Ltd	5,708	48
CK Hutchison Holdings Ltd	8,208	98
CK Infrastructure Holdings Ltd	57,438	470
CLP Holdings Ltd, Cl B	51,500	524
Galaxy Entertainment Group	6,000	55

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
HK Electric Investments & HK Electric Investments (D)	423,000	$410
HKT Trust & HKT Ltd	435,920	548
Hong Kong & China Gas	220,173	452
Hutchison Port Holdings Trust, Cl U	584,226	172
Kerry Properties Ltd	13,000	59
Li & Fung	446,000	218
Link ‡	13,500	115
MGM China Holdings	30,000	77
Minth Group	18,000	82
MTR Corp	39,500	212
NWS Holdings Ltd	90,000	163
PCCW Ltd	888,000	514
Power Assets Holdings Ltd	44,602	398
Shangri-La Asia Ltd	82,000	165
SJM Holdings	52,000	45
Swire Pacific Ltd, Cl A	4,000	40
Swire Properties	18,400	65
Techtronic Industries	41,000	239
WH Group Ltd (D)	412,500	439
Wynn Macau	27,600	100
Yue Yuen Industrial Holdings	68,500	272

		6,843

Ireland — 0.1%
Accenture PLC, Cl A	1,029	158
AIB Group PLC	9,619	58
Bank of Ireland Group PLC *	29,648	259
CRH PLC	8,888	302
Eaton Corp PLC	2,114	169
Kerry Group PLC, Cl A	4,698	476
Paddy Power Betfair PLC	3,752	385
Ryanair Holdings ADR *	3,003	369

		2,176

Israel — 0.1%
Azrieli Group	4,495	215
Bank Hapoalim	33,427	229
Bank Leumi Le-Israel	39,720	239
Bezeq The Israeli Telecommunication	414,625	529
Check Point Software Technologies *	4,923	489
Elbit Systems	2,025	243
Frutarom Industries	4,713	431
Israel Chemicals	66,305	279
Mizrahi Tefahot Bank	12,761	244
Nice *	6,158	571

		3,469

Italy — 0.2%
Assicurazioni Generali	2,134	41
Atlantia	3,095	96
CNH Industrial	12,849	158

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	197

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Davide Campari-Milano	24,000	$181
Enel	60,107	367
Eni	16,512	290
EXOR	1,900	135
Ferrari	2,106	253
Fiat Chrysler Automobiles *	10,716	217
Leonardo	10,324	119
Luxottica Group	2,993	186
Mediobanca Banca di Credito Finanziario	8,384	98
Prysmian	5,661	178
Recordati	6,200	229
Snam	114,066	524
Telecom Italia *	598,749	534
Tenaris	19,518	335
Terna Rete Elettrica Nazionale	73,554	430
UnipolSai Assicurazioni	31,346	74

		4,445

Japan — 0.6%
Aeon Ltd, Cl H	5,800	102
Air Water	3,900	75
Aisin Seiki	1,500	81
Ajinomoto	7,000	126
ANA Holdings	2,000	77
Aozora Bank	3,100	123
Asahi Group Holdings	2,800	150
Asahi Kasei	9,000	118
Astellas Pharma	10,800	164
Bank of Kyoto	1,400	78
Calbee	2,000	68
Canon Inc	2,600	94
Central Japan Railway	400	76
Chubu Electric Power	17,000	242
Chugai Pharmaceutical	1,300	65
Chugoku Electric Power	17,500	213
Credit Saison	5,700	94
Daicel Corp	3,800	41
Daito Trust Construction	500	85
Daiwa House Industry	3,000	114
Daiwa Securities Group	13,000	83
Dentsu	1,800	79
Eisai	2,700	172
Electric Power Development	6,100	156
FamilyMart UNY Holdings, Cl H	2,600	215
Fast Retailing	300	118
FUJIFILM Holdings	3,100	122
Fukuoka Financial Group	17,000	92
Hankyu Hanshin Holdings	1,400	52
Hino Motors Ltd	3,600	46
Hirose Electric	882	121
Hisamitsu Pharmaceutical	2,500	191
Hitachi Chemical	3,039	67

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Idemitsu Kosan	9,400	$354
Inpex	30,200	368
J Front Retailing Co Ltd	5,200	87
Japan Post Bank Co Ltd	7,900	106
Japan Prime Realty Investment, Cl A ‡	24	87
Japan Real Estate Investment ‡	16	83
Japan Retail Fund Investment, Cl A ‡	32	62
JXTG Holdings Inc	65,800	394
Kamigumi	4,000	89
Kaneka	12,000	118
Kansai Electric Power	14,400	187
Kansai Paint	3,000	69
Kao	1,800	134
KDDI	12,700	323
Keikyu	4,000	70
Keio	1,700	73
Kikkoman	2,500	100
Kirin Holdings	6,100	161
Konami Holdings	3,556	178
Kyocera	1,500	84
Kyushu Electric Power	17,800	214
Lawson	1,200	82
LIXIL Group	3,000	66
M3	4,900	222
Marubeni Corp	5,000	36
Maruichi Steel Tube	3,200	97
McDonald’s Holdings Japan Co	1,723	81
Mebuki Financial Group	19,230	74
Medipal Holdings Corp	6,500	134
MEIJI Holdings	1,300	99
Mitsubishi Chemical Holdings, Cl B	4,700	45
Mitsubishi Motors	8,800	62
Mitsubishi Tanabe Pharma	7,400	149
Mitsui Chemicals	1,800	56
Murata Manufacturing	500	68
NEC	3,300	92
NGK Spark Plug	2,600	62
NH Foods	2,000	82
Nippon Building Fund ‡	13	72
Nippon Prologis ‡	36	78
Nippon Telegraph & Telephone	8,900	410
Nisshin Seifun Group Inc	9,415	186
Nissin Foods Holdings	2,000	138
NOK	3,300	64
Nomura Research Institute	2,178	101
NTT Data	10,000	104
NTT DOCOMO Inc	16,700	422
Obic	900	75
Odakyu Electric Railway	3,300	67
Oji Holdings	12,000	77
Ono Pharmaceutical	2,800	88
Oracle Japan	1,200	98

198	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Osaka Gas Co Ltd	15,600	$308
Otsuka Holdings	3,400	169
Ryohin Keikaku	200	66
Sankyo	2,500	87
Santen Pharmaceutical	9,700	161
Sekisui Chemical	3,000	52
Seven & i Holdings Co Ltd	2,100	89
Seven Bank	30,200	96
Shimadzu	6,000	163
Shimizu	8,200	72
Shin-Etsu Chemical, Cl A	1,100	112
Shizuoka Bank	8,000	76
Showa Shell Sekiyu	29,300	394
SoftBank Group	3,800	279
Subaru	2,200	72
Sumitomo	6,500	108
Sumitomo Rubber Industries	3,400	62
Suntory Beverage & Food	2,800	136
Suzuken	3,360	140
Sysmex	1,700	152
Taisei	1,000	51
Taisho Pharmaceutical Holdings	1,800	177
Takeda Pharmaceutical Co Ltd	1,200	58
Teijin	4,800	90
Terumo	3,500	180
Tobu Railway	3,400	103
Toho	2,600	86
Toho Gas	6,812	211
Tohoku Electric Power	12,200	165
Tokyo Electric Power Holdings Co Inc *	76,000	295
Tokyo Gas Co Ltd	12,400	329
Tokyu	4,400	69
Toray Industries	10,000	94
TOTO	1,000	52
Toyo Seikan Group Holdings	1,900	28
Toyo Suisan Kaisha Ltd	3,000	118
Toyota Industries Corp	1,900	114
Toyota Motor Corp	1,700	109
Trend Micro	3,400	197
Unicharm	4,900	140
United Urban Investment ‡	66	103
Yakult Honsha	900	67
Yamaguchi Financial Group	9,000	110
Yamato Holdings	4,400	110
Yamazaki Baking	5,000	104

		16,482

Jersey — 0.0%
Randgold Resources	1,638	135

Luxembourg — 0.0%
RTL Group	682	56

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
SES, Cl A	6,648	$90

		146

Netherlands — 0.2%
ABN AMRO Group (D)	1,275	38
Aegon	27,244	184
Akzo Nobel	1,956	185
Altice *	20,952	173
ArcelorMittal	4,213	133
ASML Holding	2,504	493
Boskalis Westminster	1,861	54
Heineken	2,525	271
Heineken Holding NV	333	34
ING Groep	10,046	169
Koninklijke Ahold Delhaize	11,506	272
Koninklijke DSM	3,445	342
Koninklijke KPN	91,067	273
Koninklijke Philips	10,132	388
Koninklijke Vopak	15,802	774
LyondellBasell Industries, Cl A	3,960	419
NN Group NV	3,780	168
NXP Semiconductors *	3,019	353
Randstad Holding	1,641	108
RELX	10,973	227
Unibail-Rodamco ‡	139	32
Unilever	4,642	262
Wolters Kluwer	4,597	244

		5,596

New Zealand — 0.1%
Auckland International Airport Ltd	73,862	326
Fisher & Paykel Healthcare	28,000	267
Fletcher Building Ltd	60,445	263
Mercury NZ	170,027	395
Meridian Energy	228,612	471
Ryman Healthcare Ltd	58,689	448
Spark New Zealand Ltd	172,687	416

		2,586

Norway — 0.1%
DNB, Cl A	9,226	179
Gjensidige Forsikring	10,608	194
Marine Harvest	18,976	380
Norsk Hydro ASA	35,069	205
Orkla ASA	30,555	327
Schibsted, Cl B	10,678	270
Statoil	21,582	508
Telenor ASA	22,751	513
Yara International	6,358	268

		2,844

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	199

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Panama — 0.0%
Carnival Corp	1,461	$96

Portugal — 0.0%
Banco Espirito Santo *(E)	50,830	–
EDP - Energias de Portugal	85,324	324
Galp Energia SGPS	25,094	472
Jeronimo Martins SGPS	16,644	303

		1,099

Singapore — 0.1%
Ascendas ‡	100,000	201
CapitaLand ‡	33,800	92
CapitaLand Commercial Trust ‡	53,667	75
City Developments	7,600	75
DBS Group Holdings	7,800	164
Genting Singapore PLC	238,600	196
Golden Agri-Resources	1,474,000	393
Jardine Cycle & Carriage	8,200	216
Jardine Matheson Holdings	1,600	99
Jardine Strategic Holdings	2,500	96
Keppel	16,600	98
Oversea-Chinese Banking	12,800	125
SATS Ltd	23,400	92
Sembcorp Industries	31,300	74
Singapore Airlines Ltd	21,300	176
Singapore Exchange	23,500	132
Singapore Press Holdings Ltd	176,700	340
Singapore Technologies Engineering	25,400	70
Singapore Telecommunications	142,700	367
StarHub Ltd	230,000	403
United Overseas Bank	5,300	111
UOL Group Ltd	7,072	46
Wilmar International	116,800	283

		3,924

Spain — 0.2%
Abertis Infraestructuras	5,513	124
ACS Actividades de Construccion y Servicios	2,833	110
Aena SME (D)	765	154
Amadeus IT Group, Cl A	8,664	639
Banco Bilbao Vizcaya Argentaria	10,923	86
Banco Santander	16,470	107
Bankia	20,227	91
CaixaBank	30,255	144
Enagas	19,814	542
Endesa	8,610	189
Ferrovial	4,529	95
Gas Natural SDG	6,561	156
Grifols	14,620	414
Iberdrola	26,058	191
Industria de Diseno Textil	9,200	288

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Red Electrica	12,752	$262
Repsol, Cl A	18,382	326
Siemens Gamesa Renewable Energy	5,394	86
Telefonica	25,289	250

		4,254

Sweden — 0.2%
Alfa Laval	3,670	86
Arjo *	16,980	50
Atlas Copco, Cl A	1,818	78
Atlas Copco, Cl B	1,891	73
Boliden	9,085	317
Electrolux	6,090	191
Essity AB, Cl B	7,171	197
Getinge, Cl B	21,667	246
Hennes & Mauritz, Cl B	10,403	156
Hexagon, Cl B	8,618	510
Husqvarna, Cl B	17,924	172
ICA Gruppen AB	7,278	257
Industrivarden, Cl C	4,865	113
Kinnevik	1,565	56
Lundin Petroleum *	20,915	523
Millicom International Cellular	3,667	249
Nordea Bank	6,982	74
Skandinaviska Enskilda Banken, Cl A	7,936	83
SKF, Cl B	8,542	174
Svenska Handelsbanken, Cl A	7,194	90
Swedbank, Cl A	4,910	110
Swedish Match AB	7,003	316
Tele2, Cl B	24,845	297
Telefonaktiebolaget LM Ericsson, Cl B	53,405	338
Telia Co AB	65,127	305
Volvo, Cl B	6,277	114

		5,175

Switzerland — 0.2%
ABB Ltd	4,545	108
Adecco Group AG	1,187	84
Baloise Holding AG	496	76
Barry Callebaut AG	121	236
Chocoladefabriken Lindt & Spruengli	32	397
Cie Financiere Richemont	1,741	156
Clariant	1,232	29
Coca-Cola HBC AG	3,429	127
Dufry *	1,505	197
EMS-Chemie Holding AG	353	222
Geberit	215	95
Givaudan *	153	348
Kuehne + Nagel International	661	104
LafargeHolcim	1,540	84
Lonza Group	1,178	277
Nestle SA	1,850	146

200	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Novartis AG	2,503	$202
Partners Group Holding	294	218
Roche Holding AG	898	205
Schindler Holding	1,164	247
SGS, Cl B *	41	101
Sika	29	227
Sonova Holding AG	1,666	264
Straumann Holding	271	170
Swatch Group	1,778	149
Swatch Group, Cl B	494	217
Swiss Life Holding AG	254	90
Swiss Re	978	99
Swisscom AG	1,199	593
TE Connectivity Ltd	1,862	186
Transocean *	21,055	208
Vifor Pharma	1,610	248
Zurich Insurance Group	87	28

		6,138

United Kingdom — 0.3%
Admiral Group PLC	3,076	80
Anglo American PLC	5,723	133
Antofagasta PLC	8,667	112
Associated British Foods PLC	2,191	77
AstraZeneca PLC	2,875	197
Auto Trader Group PLC (D)	48,359	238
Aviva PLC	4,112	29
Barratt Developments PLC	14,410	107
BP PLC	50,616	340
British American Tobacco PLC	1,681	97
BT Group PLC, Cl A	111,777	357
Bunzl PLC	3,000	88
Burberry Group PLC	1,376	33
Capita PLC	2,265	5
Carnival PLC	2,105	135
Centrica PLC	157,888	315
Cobham PLC	76,406	132
Compass Group PLC	7,733	158
ConvaTec Group (D)	45,774	128
Croda International PLC	2,513	161
Diageo PLC	2,888	98
Dixons Carphone PLC	10,596	28
easyJet PLC	3,512	79
Experian PLC	2,610	56
G4S PLC	16,567	58
GlaxoSmithKline PLC	14,130	276
Glencore PLC	21,736	108
IMI PLC	5,074	77
Imperial Brands PLC	2,202	75
InterContinental Hotels Group	1,219	73
Intertek Group PLC	544	36
ITV PLC	11,950	24

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
J Sainsbury PLC	21,670	$73
John Wood Group PLC	14,199	107
Johnson Matthey PLC	1,866	80
Marks & Spencer Group PLC	10,789	41
Mediclinic International PLC	33,254	280
Micro Focus International	8,160	113
National Grid PLC	24,779	279
Next PLC, Cl A	560	37
Pearson PLC	16,363	172
Persimmon PLC	1,979	70
Reckitt Benckiser Group PLC	1,075	91
RELX PLC	3,034	62
Rio Tinto Ltd	2,189	122
Rio Tinto PLC	1,309	66
Royal Dutch Shell PLC, Cl A	9,980	313
Royal Dutch Shell PLC, Cl B	9,674	309
Royal Mail PLC	6,924	52
RSA Insurance Group PLC	7,664	68
Sage Group PLC	34,684	311
Severn Trent PLC	8,989	232
Shire PLC	730	37
Sky PLC	5,534	101
Smith & Nephew PLC	15,129	282
Smiths Group PLC	4,570	97
SSE PLC	20,367	365
Standard Life Aberdeen PLC	10,969	55
Tesco PLC	45,000	130
Travis Perkins PLC	3,353	58
Unilever PLC	2,107	117
United Utilities Group PLC, Cl B	30,829	309
Vodafone Group PLC	136,374	371
Whitbread PLC	1,095	57
Wm Morrison Supermarkets	34,659	104
Worldpay, Cl A *	1,448	117
WPP PLC	1,441	23

		9,011

Total Foreign Common Stock (Cost $100,176) ($ Thousands)		121,674

COMMON STOCK — 3.6%
Consumer Discretionary — 0.4%
Advance Auto Parts Inc	1,136	135
Amazon.com Inc, Cl A *	111	161
Aptiv PLC *	1,026	87
AutoNation *	3,088	144
AutoZone Inc *	218	141
Bed Bath & Beyond	3,904	82
Best Buy Inc	2,195	154
Booking Holdings Inc *	50	104
BorgWarner Inc	2,080	104

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	201

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CarMax Inc *	1,714	$106
CBS Corp, Cl B	1,498	77
Charter Communications Inc, Cl A *	297	92
Chipotle Mexican Grill Inc, Cl A *	282	91
Comcast Corp, Cl A	2,442	83
Darden Restaurants Inc	1,472	126
Discovery Communications, Cl A *	4,903	105
Discovery Communications, Cl C *	7,138	139
DISH Network Corp, Cl A *	1,627	62
Dollar General Corp	1,837	172
Dollar Tree Inc *	1,278	121
Expedia Group	732	81
Foot Locker Inc, Cl A	3,089	141
Ford Motor Co	8,016	89
Gap Inc	5,746	179
Garmin Ltd	2,254	133
General Motors Co	2,986	109
Genuine Parts Co	1,553	140
Goodyear Tire & Rubber Co	2,895	77
H&R Block Inc	4,738	120
Hanesbrands Inc	6,692	123
Harley-Davidson Inc, Cl A	1,846	79
Hasbro Inc	950	80
Home Depot Inc	660	118
Interpublic Group of Cos Inc	4,700	108
Kohl’s Corp	4,005	262
L Brands Inc	2,667	102
Leggett & Platt Inc	1,629	72
Lennar Corp, Cl A	2,151	127
LKQ Corp *	2,987	113
Lowe’s Cos Inc	1,189	104
Macy’s Inc	5,542	165
Marriott International, Cl A	1,166	159
Mattel Inc	6,081	80
McDonald’s Corp	689	108
Michael Kors Holdings Ltd *	3,947	245
Mohawk Industries Inc *	718	167
Netflix Inc *	483	143
News Corp	6,656	105
News Corp, Cl B	6,800	109
NIKE Inc, Cl B	3,230	215
Nordstrom Inc	1,762	85
Omnicom Group	1,422	103
O’Reilly Automotive Inc *	530	131
PulteGroup Inc	3,900	115
PVH Corp	1,182	179
Ralph Lauren Corp, Cl A	1,924	215
Ross Stores Inc	2,214	173
Royal Caribbean Cruises Ltd	781	92
Signet Jewelers	2,361	91
Starbucks Corp	2,467	143
Tapestry Inc	3,725	196

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Target Corp, Cl A	2,518	$175
TEGNA	7,208	82
Tiffany & Co	1,465	143
Time Warner Inc	1,132	107
TJX Inc	2,072	169
Tractor Supply Co	2,314	146
TripAdvisor Inc *	3,872	158
Twenty-First Century Fox, Cl A	4,316	158
Twenty-First Century Fox, Cl B	3,644	133
Ulta Beauty Inc *	470	96
Under Armour Inc, Cl A *	7,140	117
Under Armour Inc, Cl C *	13,353	192
VF Corp	2,986	221
Viacom Inc, Cl B	1,904	59
Walt Disney Co	1,190	120
Whirlpool Corp	397	61
Wyndham Worldwide Corp	1,355	155
Wynn Resorts Ltd	659	120
Yum! Brands Inc	2,076	177

		10,251

Consumer Staples — 0.4%
Altria Group Inc	3,905	243
Archer-Daniels-Midland Co	6,839	297
Brown-Forman Corp, Cl B	7,215	393
Campbell Soup Co	8,781	380
Church & Dwight Co Inc	7,728	389
Clorox Co	1,950	260
Coca-Cola Co	8,402	365
Coca-Cola European Partners	1,540	64
Colgate-Palmolive Co	4,415	316
Conagra Brands Inc	10,614	391
Constellation Brands Inc, Cl A	1,639	374
Costco Wholesale Corp	1,834	346
Coty Inc, Cl A	19,422	355
CVS Health Corp	4,302	268
Dr Pepper Snapple Group Inc	3,893	461
Estee Lauder Co, Cl A	3,029	454
General Mills Inc	6,706	302
Hershey Co	2,764	274
Hormel Foods Corp	11,944	410
JM Smucker Co	3,041	377
Kellogg Co	5,138	334
Kimberly-Clark Corp	2,808	309
Kraft Heinz Co	4,275	266
Kroger Co	11,876	284
McCormick & Co	4,402	468
Molson Coors Brewing Co, Cl B	4,460	336
Mondelez International Inc, Cl A	8,619	360
Monster Beverage Corp *	6,570	376
PepsiCo Inc	2,423	264
Philip Morris International	2,328	231

202	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Procter & Gamble Co	3,530	$280
Sysco Corp, Cl A	4,263	256
Tyson Foods Inc, Cl A	5,625	412
Walgreens Boots Alliance Inc	4,262	279
Walmart Inc	3,510	312

		11,486

Energy — 0.3%
Anadarko Petroleum Corp, Cl A	4,928	298
Andeavor	2,422	244
Apache Corp	5,099	196
Cabot Oil & Gas Corp	8,761	210
Chesapeake Energy *	50,940	154
Chevron Corp	2,251	257
Cimarex Energy Co	2,933	274
Concho Resources Inc *	2,397	360
ConocoPhillips	5,566	330
Devon Energy Corp	7,486	238
EOG Resources Inc	2,565	270
EQT Corp	5,651	268
Exxon Mobil Corp	2,881	215
Halliburton Co	5,364	252
Helmerich & Payne	5,012	334
Hess Corp	5,888	298
Kinder Morgan Inc	12,379	186
Marathon Oil Corp	16,224	262
Marathon Petroleum Corp	4,014	293
Murphy Oil	10,332	267
National Oilwell Varco Inc, Cl A	8,276	305
Newfield Exploration Co *	8,020	196
Noble Energy Inc	8,457	256
Occidental Petroleum Corp	4,454	289
ONEOK Inc	5,808	331
Phillips 66	2,695	258
Pioneer Natural Resources Co	1,705	293
Range Resources Corp	10,960	159
Schlumberger Ltd, Cl A	3,885	252
TechnipFMC PLC	8,997	265
Valero Energy Corp	3,581	332
Williams Cos Inc	9,377	233

		8,375

Financials — 0.2%
Affiliated Managers Group	586	111
Aflac Inc	2,590	113
Allstate Corp	963	91
American Express Co	950	89
American International Group	1,242	68
Ameriprise Financial Inc	614	91
Aon PLC	680	95
Arthur J Gallagher Co	2,093	144
Assurant Inc	976	89

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of America Corp	3,101	$93
Bank of New York Mellon Corp	1,593	82
BB&T Corp	2,425	126
Berkshire Hathaway Inc, Cl B *	698	139
BlackRock Inc	215	116
Capital One Financial Corp	1,140	109
Cboe Global Markets Inc	639	73
Charles Schwab Corp	1,358	71
Chubb	852	117
Cincinnati Financial Corp	2,017	150
Citigroup Inc	1,388	94
Citizens Financial Group	1,768	74
CME Group Inc	772	125
Comerica Inc	1,435	138
Discover Financial Services	1,159	83
E*TRADE Financial Corp *	1,387	77
Fifth Third Bancorp	3,964	126
Franklin Resources Inc	2,773	96
Goldman Sachs Group Inc	268	68
Hartford Financial Services Group	2,184	113
Huntington Bancshares Inc	9,087	137
Intercontinental Exchange Inc	1,550	112
Invesco Ltd	3,033	97
JPMorgan Chase & Co	873	96
KeyCorp	5,335	104
Leucadia National Corp	4,320	98
Lincoln National Corp	1,000	73
Loews Corp	1,583	79
M&T Bank Corp	598	110
Marsh & McLennan Cos	1,142	94
MetLife Inc	1,562	72
Moody’s Corp	1,083	175
Morgan Stanley	1,873	101
Nasdaq Inc, Cl A	1,585	137
Navient Corp	7,848	103
Northern Trust Corp	1,046	108
People’s United Financial	8,554	160
PNC Financial Services Group	607	92
Principal Financial Group, Cl A	1,498	91
Progressive Corp	2,497	152
Prudential Financial Inc	736	76
Raymond James Financial Inc	1,182	106
Regions Financial Corp	6,723	125
S&P Global Inc	545	104
State Street	770	77
SunTrust Banks Inc	2,220	151
Synchrony Financial	3,561	119
T Rowe Price Group Inc	1,887	204
Travelers Cos Inc	849	118
Unum Group	1,475	70
US Bancorp	2,336	118
Wells Fargo & Co	1,955	102

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	203

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
XL Group Ltd	2,550	$141
Zions Bancorporation	2,259	119

		6,782

Health Care — 0.4%
Abbott Laboratories	3,210	192
AbbVie Inc	1,754	166
Aetna Inc, Cl A	1,014	171
Agilent Technologies Inc	3,209	215
Alexion Pharmaceuticals Inc *	1,323	147
Allergan PLC	990	167
AmerisourceBergen Corp, Cl A	1,376	119
Amgen Inc, Cl A	840	143
Anthem Inc	784	172
Baxter International Inc	2,892	188
Becton Dickinson and Co	1,178	255
Biogen Inc *	606	166
Boston Scientific Corp *	5,968	163
Bristol-Myers Squibb Co	2,871	182
Cardinal Health Inc	2,281	143
Celgene Corp, Cl A *	1,787	159
Centene Corp *	1,976	211
Cerner Corp *	3,217	187
Cigna Corp	1,044	175
Cooper Inc, Cl A	642	147
Danaher Corp, Cl A	1,722	169
DaVita Inc *	2,885	190
DENTSPLY SIRONA Inc	2,721	137
Edwards Lifesciences Corp, Cl A *	1,726	241
Eli Lilly & Co	1,884	146
Envision Healthcare Corp *	6,132	236
Express Scripts Holding Co *	2,680	185
Gilead Sciences Inc	2,209	167
HCA Healthcare Inc	2,485	241
Henry Schein Inc *	2,812	189
Hologic Inc *	3,960	148
Humana Inc	697	187
IDEXX Laboratories Inc *	915	175
Illumina Inc *	1,071	253
Incyte Corp *	2,075	173
Intuitive Surgical Inc *	534	220
Johnson & Johnson	1,285	165
Laboratory Corp of America Holdings *	1,268	205
Mallinckrodt PLC *	7,130	103
McKesson Corp	792	112
Medtronic PLC	1,675	134
Merck Co Inc	2,426	132
Mettler-Toledo International *	275	158
Mylan NV *	3,267	135
Patterson	7,081	157
PerkinElmer Inc	2,942	223
Perrigo Co PLC	1,993	166

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pfizer Inc	4,453	$158
Quest Diagnostics Inc	2,292	230
Regeneron Pharmaceuticals *	515	177
Stryker Corp	1,159	187
Teva Pharmaceutical Industries ADR	19,815	339
Thermo Fisher Scientific Inc	934	193
UnitedHealth Group Inc	909	195
Universal Health Services, Cl B	1,717	203
Varian Medical Systems Inc *	1,691	207
Vertex Pharmaceuticals Inc *	1,215	198
Waters Corp *	930	185
Zimmer Biomet Holdings Inc	1,214	132
Zoetis Inc, Cl A	2,499	209

		10,828

Industrials — 0.4%
3M Co	677	149
Acuity Brands Inc	803	112
Alaska Air Group Inc	1,774	110
Allegion PLC	1,615	138
American Airlines Group Inc	2,578	134
AMETEK Inc	2,335	177
Arconic Inc	5,255	121
Boeing Co	456	150
Caterpillar, Cl A	676	100
CH Robinson Worldwide Inc	2,024	190
Cintas Corp	1,195	204
CSX Corp	2,266	126
Cummins Inc	871	141
Deere & Co	657	102
Delta Air Lines Inc, Cl A	3,091	169
Dover Corp	1,914	188
Emerson Electric Co	2,411	165
Equifax Inc	1,030	121
Expeditors International of Washington	2,620	166
Fastenal Co, Cl A	2,841	155
FedEx Corp	581	140
Flowserve Corp	3,192	138
Fluor Corp	3,126	179
Fortive Corp	1,984	154
Fortune Brands Home & Security	2,268	134
General Dynamics Corp	849	188
General Electric Co	6,993	94
Harris Corp	1,193	192
Honeywell International Inc	835	121
Illinois Tool Works	606	95
Ingersoll-Rand PLC	1,653	141
Jacobs Engineering Group Inc	1,976	117
JB Hunt Transport Services Inc	832	97
Johnson Controls International	3,007	106
Kansas City Southern	1,165	128
L3 Technologies Inc	894	186

204	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lockheed Martin Corp	518	$175
Masco Corp	3,446	139
Nielsen Holdings PLC	2,902	92
Norfolk Southern Corp	1,093	148
Northrop Grumman Corp	572	200
PACCAR Inc	2,161	143
Parker-Hannifin Corp, Cl A	549	94
Pentair PLC	2,268	155
Quanta Services Inc *	3,494	120
Raytheon Co	1,052	227
Republic Services Inc	3,099	205
Robert Half International Inc	3,077	178
Rockwell Automation Inc	996	174
Rockwell Collins Inc	1,009	136
Roper Technologies Inc	553	155
Ryder System	2,196	160
Snap-on Inc	986	145
Southwest Airlines Co, Cl A	2,241	128
Stanley Black & Decker Inc	854	131
Stericycle Inc, Cl A *	2,628	154
Textron Inc	2,415	142
TransDigm Group Inc	624	192
Union Pacific Corp	1,324	178
United Continental Holdings *	1,713	119
United Parcel Service, Cl B	1,422	149
United Rentals Inc *	581	100
United Technologies Corp	1,125	142
Verisk Analytics Inc, Cl A *	1,825	190
Waste Management Inc	2,667	224
WW Grainger Inc	802	226
Xylem Inc	1,487	114

		9,963

Information Technology — 0.3%
Activision Blizzard Inc	2,166	146
Adobe Systems Inc *	870	188
Advanced Micro Devices *	10,985	110
Akamai Technologies Inc *	3,128	222
Alliance Data Systems Corp	609	130
Alphabet Inc, Cl A *	135	140
Alphabet Inc, Cl C *	107	110
Amphenol Corp, Cl A	1,663	143
Analog Devices Inc	1,714	156
Apple Inc	729	122
Applied Materials Inc	3,039	169
Autodesk Inc, Cl A *	1,057	133
Automatic Data Processing	1,586	180
Broadcom Ltd	452	107
CA Inc	4,037	137
Cisco Systems Inc	4,373	188
Citrix Systems Inc *	1,812	168
Cognizant Technology Solutions, Cl A	2,178	175

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Corning Inc, Cl B	4,549	$127
CSRA Inc	4,599	190
DXC Technology Co	1,620	163
eBay Inc *	3,501	141
Electronic Arts Inc *	1,157	140
F5 Networks Inc, Cl A *	1,077	156
Facebook Inc, Cl A *	855	137
Fidelity National Information Services, Cl B	1,370	132
Fiserv Inc, Cl A *	2,440	174
FLIR Systems Inc	4,599	230
Gartner Inc *	1,047	123
Global Payments Inc	1,650	184
Hewlett Packard Enterprise	8,829	155
HP Inc	7,329	161
Intel Corp	4,494	234
International Business Machines Corp	793	122
Intuit Inc	1,040	180
Juniper Networks Inc	4,939	120
KLA-Tencor Corp	1,572	171
Lam Research Corp	760	154
Mastercard Inc, Cl A	656	115
Microchip Technology Inc	1,703	156
Micron Technology Inc*	2,580	135
Microsoft Corp	1,573	144
Motorola Solutions Inc	1,647	173
NetApp Inc	2,629	162
NVIDIA Corp	777	180
Oracle Corp, Cl B	2,724	125
Paychex Inc	2,240	138
PayPal Holdings Inc *	1,429	108
Qorvo Inc *	1,591	112
QUALCOMM Inc	2,828	157
Red Hat Inc *	1,152	172
salesforce.com Inc *	1,307	152
Seagate Technology	3,244	190
Skyworks Solutions Inc	1,430	143
Symantec Corp, Cl A	4,111	106
Synopsys Inc *	1,972	164
Teradata *	3,108	123
Texas Instruments Inc	1,935	201
Total System Services Inc	2,756	238
VeriSign Inc *	1,056	125
Visa Inc, Cl A	800	96
Western Digital Corp	1,647	152
Western Union Co	7,451	143
Xerox Corp	4,750	137
Xilinx Inc	2,202	159

		9,924

Materials — 0.3%
Air Products & Chemicals Inc	2,754	438
Albemarle Corp	3,380	313

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	205

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avery Dennison Corp	4,309	$458
Ball Corp	8,227	327
CF Industries Holdings Inc	12,361	466
Eastman Chemical Co	3,217	340
Ecolab Inc	2,840	389
FMC Corp	4,104	314
Freeport-McMoRan Inc, Cl B	30,043	528
International Flavors & Fragrances	2,706	370
International Paper Co	5,522	295
Martin Marietta Materials, Cl A	1,863	386
Monsanto Co	2,890	337
Mosaic Co	17,155	417
Newmont Mining Corp	15,646	611
Nucor Corp	6,312	386
PPG Industries Inc	2,761	308
Praxair Inc	2,704	390
Sealed Air Corp	7,243	310
Sherwin-Williams Co, Cl A	901	353
Vulcan Materials	2,904	332
WestRock Co	5,916	380

		8,448

Real Estate — 0.1%
Alexandria Real Estate Equities ‡	1,025	128
American Tower, Cl A ‡	805	117
Apartment Investment & Management, Cl A ‡	2,812	115
AvalonBay Communities Inc ‡	651	107
Boston Properties Inc ‡	881	109
CBRE Group, Cl A *	3,263	154
Crown Castle International Corp ‡	1,247	137
Digital Realty Trust Inc, Cl A ‡	1,000	105
Equinix Inc ‡	207	87
Equity Residential ‡	1,670	103
Essex Property Trust Inc ‡	351	84
Extra Space Storage Inc ‡	1,522	133
Federal Realty Investment Trust ‡	1,020	118
GGP Inc ‡	3,887	79
HCP Inc ‡	3,955	92
Host Hotels & Resorts Inc ‡	7,223	135
Iron Mountain Inc ‡	1,775	58
Kimco Realty Corp ‡	6,490	93
Macerich Co ‡	1,962	110
Mid-America Apartment Communities ‡	1,107	101
Prologis Inc ‡	2,009	127
Public Storage ‡	541	108
Realty Income Corp ‡	2,310	119
Regency Centers Corp ‡	1,875	111
Simon Property Group Inc ‡	423	65
SL Green Realty Corp ‡	1,090	105
UDR Inc ‡	2,944	105
Ventas Inc ‡	1,347	67
Vornado Realty Trust ‡	1,108	75

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Welltower Inc ‡	1,515	$82
Weyerhaeuser Co ‡	3,188	112

		3,241

Telecommunication Services — 0.4%
AT&T Inc	92,731	3,306
CenturyLink Inc	250,833	4,121
Verizon Communications Inc	59,022	2,822

		10,249

Utilities — 0.4%
AES Corp	34,577	393
Alliant Energy Corp	13,217	540
Ameren Corp	9,333	528
American Electric Power	6,545	449
American Water Works Co Inc	4,182	343
CenterPoint Energy Inc	14,910	409
CMS Energy Corp	10,372	470
Consolidated Edison Inc	5,764	449
Dominion Energy Inc	5,881	397
DTE Energy Co	4,364	456
Duke Energy Corp	4,970	385
Edison International	6,598	420
Entergy Corp	5,814	458
Eversource Energy	7,484	441
Exelon Corp	12,325	481
FirstEnergy Corp	14,493	493
NextEra Energy Inc	3,440	562
NiSource Inc	18,717	447
NRG Energy Inc	14,637	447
PG&E Corp	8,595	378
Pinnacle West Capital	5,992	478
PPL Corp	12,540	355
Public Service Enterprise Group	11,012	553
SCANA Corp	11,341	426
Sempra Energy	4,307	479
Southern Co	9,237	412
WEC Energy Group Inc	7,761	487
Xcel Energy Inc	10,425	474

		12,610

Total Common Stock (Cost $81,432) ($ Thousands)		102,157

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 2.0%
Consumer Discretionary — 0.0%
Toyota Motor Credit MTN
3.400%, 09/15/2021 (A)	$150	152
3.200%, 01/11/2027 (A)	750	739

206	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
University of Southern California
5.250%, 10/01/2111 (A)	$100	$122

		1,013

Consumer Staples — 0.1%
Coca-Cola
3.200%, 11/01/2023 (A)	500	503
1.150%, 04/01/2018 (A)	1,000	1,000
Colgate-Palmolive MTN
2.300%, 05/03/2022 (A)	250	244
Procter & Gamble
1.850%, 02/02/2021 (A)	250	244

		1,991

Energy — 0.2%
Chevron Corp
4.950%, 03/03/2019 (A)	150	153
2.954%, 05/16/2026 (A)	1,000	962
2.100%, 05/16/2021 (A)	1,000	978
Exxon Mobil
3.176%, 03/15/2024 (A)	500	505
Nexen Energy ULC
5.875%, 03/10/2035 (A)	100	117
Shell International Finance BV
3.250%, 05/11/2025 (A)	250	248
2.250%, 11/10/2020 (A)	500	493
Statoil
2.450%, 01/17/2023 (A)	250	242
Total Capital
4.450%, 06/24/2020 (A)	750	774
XTO Energy
6.750%, 08/01/2037 (A)	300	413
6.500%, 12/15/2018 (A)	750	773

		5,658

Financials — 1.3%
Australia & New Zealand Banking Group NY MTN
2.250%, 06/13/2019 (A)	1,300	1,292
Bank of Montreal MTN
2.550%, 11/06/2022 (A)	250	242
1.900%, 08/27/2021 (A)	750	720
1.500%, 07/18/2019 (A)	1,000	983
Bank of New York Mellon Corp
3.550%, 09/23/2021 (A)	200	203
Bank of Nova Scotia
4.375%, 01/13/2021 (A)	250	259
2.700%, 03/07/2022 (A)	500	490
Berkshire Hathaway Inc
3.400%, 01/31/2022 (A)	150	152
2.750%, 03/15/2023 (A)	1,000	984

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Imperial Bank of Commerce
1.600%, 09/06/2019 (A)	$1,000	$983
CME Group Inc
3.000%, 09/15/2022 (A)	100	100
3.000%, 03/15/2025 (A)	1,000	973
Commonwealth Bank of Australia NY MTN
2.550%, 03/15/2021 (A)	1,750	1,721
Cooperatieve Rabobank UA
2.250%, 01/14/2019 (A)	1,000	997
HSBC Holdings
5.100%, 04/05/2021 (A)	250	263
JPMorgan Chase Bank
1.650%, 09/23/2019 (A)	1,000	986
Kreditanstalt fuer Wiederaufbau
2.500%, 11/20/2024 (A)	1,500	1,468
2.375%, 08/25/2021 (A)	1,000	991
2.125%, 03/07/2022 (A)	500	488
2.125%, 06/15/2022 (A)	500	488
2.125%, 01/17/2023 (A)	500	485
1.875%, 11/30/2020 (A)	1,000	983
1.625%, 05/29/2020 (A)	500	491
1.500%, 06/15/2021 (A)	500	482
Kreditanstalt fuer Wiederaufbau MTN
2.750%, 09/08/2020 (A)	1,000	1,005
Landwirtschaftliche Rentenbank
2.375%, 06/10/2025 (A)	250	242
2.250%, 10/01/2021 (A)	2,000	1,972
2.000%, 01/13/2025 (A)	250	237
1.875%, 09/17/2018 (A)	550	549
1.750%, 04/15/2019 (A)	200	199
1.375%, 10/23/2019 (A)	500	492
1.000%, 04/04/2018 (A)	200	200
Landwirtschaftliche Rentenbank MTN
1.750%, 07/27/2026 (A)	750	684
National Australia Bank
3.000%, 01/20/2023 (A)	200	197
1.875%, 07/12/2021 (A)	750	720
Oesterreichische Kontrollbank
2.375%, 10/01/2021 (A)	500	495
1.875%, 01/20/2021 (A)	1,750	1,714
1.750%, 01/24/2020 (A)	1,500	1,482
1.625%, 03/12/2019 (A)	1,000	993
1.500%, 10/21/2020 (A)	750	730
Royal Bank of Canada MTN
1.500%, 07/29/2019 (A)	1,000	984
Svenska Handelsbanken
2.500%, 01/25/2019 (A)	200	200
Svenska Handelsbanken MTN
2.450%, 03/30/2021 (A)	1,000	982
Toronto-Dominion Bank MTN
2.125%, 04/07/2021 (A)	500	487

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	207

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Bank
2.125%, 10/28/2019 (A)	$400	$396
Wells Fargo Bank
1.750%, 05/24/2019 (A)	1,000	989
Wells Fargo Bank MTN
2.150%, 12/06/2019 (A)	500	495
Westpac Banking
4.875%, 11/19/2019 (A)	200	206
2.600%, 11/23/2020 (A)	1,000	988
2.000%, 08/19/2021 (A)	750	722

		35,584

Health Care — 0.1%
Johns Hopkins University
5.250%, 07/01/2019 (A)	18	19
Johnson & Johnson
5.950%, 08/15/2037 (A)	300	392
3.375%, 12/05/2023 (A)	500	510
2.450%, 03/01/2026 (A)	1,000	942
Novartis Securities Investment
5.125%, 02/10/2019 (A)	150	153
Sanofi
4.000%, 03/29/2021 (A)	150	154

		2,170

Industrials — 0.0%
3M MTN
5.700%, 03/15/2037 (A)	150	189
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035 (A)	750	733

		922

Information Technology — 0.2%
Alphabet Inc
3.625%, 05/19/2021 (A)	150	154
Apple Inc
3.250%, 02/23/2026 (A)	1,000	986
2.850%, 02/23/2023 (A)	1,000	992
2.500%, 02/09/2022 (A)	500	492
2.400%, 05/03/2023 (A)	250	242
Automatic Data Processing
2.250%, 09/15/2020 (A)	500	494
Microsoft
3.700%, 08/08/2046 (A)	500	493
3.300%, 02/06/2027 (A)	1,000	993
2.125%, 11/15/2022 (A)	500	482

		5,328

Utilities — 0.1%
Duke Energy Carolinas LLC
2.950%, 12/01/2026 (A)	1,000	965

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Florida Power & Light
3.125%, 12/01/2025 (A)	$1,000	$990
Southern California Gas
5.125%, 11/15/2040 (A)	150	179

		2,134

Total Corporate Obligations (Cost $56,034) ($ Thousands)		54,800

	Shares

EXCHANGE TRADED FUNDS — 1.4%

iShares iBoxx $ Investment Grade Corporate Bond ETF	341,704	40,113

Total Exchange Traded Funds (Cost $40,239) ($ Thousands)		40,113

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding, 0.000%	342	28
Volkswagen, 1.230%	65	13

		41

Consumer Staples — 0.0%
Henkel & KGaA, 0.000%	1,296	170

Materials — 0.0%
FUCHS PETROLUB, 0.000%	1,520	83

Total Preferred Stock (Cost $235) ($ Thousands)		294

	Number of Rights
RIGHTS — 0.0%
Safeway CVR - PDC *‡‡	2,823	–

Total Rights (Cost $–) ($ Thousands)		–

Total Investments in Securities– 78.6% (Cost $2,154,158) ($ Thousands)		$2,228,333

208	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Amsterdam Index	29	Apr-2018	$3,811	$3,766	$(37)
Australian 10-Year Bond	1,800	Jun-2018	180,193	178,960	3,178
Brent Crude	733	May-2018	47,045	50,467	3,422
Canadian 10-Year Bond	1,652	Jun-2018	169,920	170,768	3,100
CBT 5-Year DSF	166	Jun-2018	15,969	16,022	53
CBT 10-Year DSF	660	Jun-2018	62,031	62,638	607
Coffee**	69	Jul-2018	3,171	3,110	(60)
Coffee	74	May-2018	3,412	3,279	(134)
Copper	106	May-2018	8,642	8,018	(625)
Corn**	444	Jul-2018	8,607	8,797	190
Cotton No. 2**	11	Jul-2018	458	450	(8)
Cotton No. 2	199	Jul-2018	8,112	8,139	27
Crude Oil**	536	May-2018	32,575	34,770	2,195
DAX Index	17	Jun-2018	6,476	6,335	(118)
DJ Euro Stoxx 50 Index	942	Jun-2018	38,809	38,011	(612)
Dow Jones-UBS Commodity Index	1,381	Jun-2018	12,088	12,070	(18)
Euro-Bobl	512	Jun-2018	82,114	82,646	525
Euro-BTP	573	Jun-2018	95,149	97,806	2,737
Euro-Bund**	2,559	Jun-2018	494,658	501,754	6,391
Euro-Buxl 30 Year Bond	99	Jun-2018	19,597	20,136	540
Feeder Cattle**	141	Aug-2018	10,197	9,900	(297)
FTSE 100 Index	216	Jun-2018	21,393	21,191	(307)
FTSE MIB	66	Jun-2018	9,122	8,910	(152)
FTSE/JSE Top 40 Index	134	Jun-2018	6,018	5,585	(405)
Gasoil**	45	Jun-2018	2,655	2,763	108
Gasoil**	111	May-2018	6,806	6,860	54
Gasoline**	62	May-2018	4,970	5,273	303
Gasoline**	54	May-2018	4,398	4,583	185
Gold	249	Jun-2018	33,079	33,050	(29)
Gold	207	Jun-2018	27,283	27,475	192
Hang Seng Index	166	Apr-2018	32,183	31,779	(396)
IBEX	15	Apr-2018	1,787	1,766	(19)
ICE Brent Crude	175	May-2018	11,992	12,135	143
Japanese 10-Year Bond	245	Jun-2018	348,543	347,515	244
Japanese 10-Year Bond E-MINI	1,225	Jun-2018	174,299	173,781	80
KC HRW Wheat**	42	Jul-2018	1,149	1,021	(128)
KOSPI 200 Index	49	Jun-2018	3,701	3,627	(69)
Lean Hogs	61	Jun-2018	1,885	1,868	(17)
Live Cattle**	513	Jun-2018	23,176	21,048	(2,127)
LME Copper**	180	Jun-2018	32,125	30,210	(1,916)
LME Lead**	24	Jun-2018	1,551	1,438	(114)
LME Nickel**	103	Jun-2018	8,069	8,217	148
LME Nickel**	82	Jun-2018	6,790	6,542	(248)
LME Primary Aluminum**	564	Jun-2018	30,962	28,246	(2,716)
LME Zinc**	225	Jun-2018	19,338	18,433	(905)
Long Gilt 10-Year Bond	823	Jun-2018	138,313	141,796	2,210
MSCI Emerging Markets E-MINI	1,697	Jun-2018	104,141	100,785	(3,356)
Natural Gas**	421	Jun-2018	11,842	11,923	81
Natural Gas**	268	Jun-2018	7,593	7,445	(147)
NY Harbor ULSD	15	May-2018	1,243	1,272	29
NY Harbor ULSD	79	May-2018	6,371	6,706	335
NYMEX Cocoa**	497	Jul-2018	9,795	12,842	3,047
OMX Index	89	Apr-2018	1,686	1,620	(34)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	209

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Russell 2000 Index E-MINI	1,523	Jun-2018	$121,827	$116,601	$(5,226)
S&P - Goldman Sachs Commodity Index	496	Apr-2018	55,139	56,073	934
S&P 500 Index E-MINI	2,862	Jun-2018	397,277	378,213	(19,064)
S&P Mid Cap 400 Index E-MINI	210	Jun-2018	40,826	39,545	(1,281)
S&P TSX 60 Index	18	Jun-2018	2,572	2,530	(31)
Silver**	17	Jul-2018	1,390	1,390	–
Silver**	234	May-2018	19,611	19,034	(578)
Soybean**	242	Jul-2018	12,701	12,772	71
Soybean Meal**	14	Jul-2018	531	541	10
Soybean Meal**	124	May-2018	4,076	4,762	686
Soybean Oil	376	Jul-2018	7,315	7,249	(66)
Soybean Oil	97	May-2018	1,890	1,855	(35)
Soybean Oil**	14	Jul-2018	266	270	4
SPI 200 Index	11	Jun-2018	1,293	1,210	(52)
Sugar No. 11**	753	Jun-2018	11,136	10,508	(627)
Taiwan Index	50	Apr-2018	2,039	2,021	(18)
TOPIX Index	473	Jun-2018	75,750	75,898	389
U.S. 2-Year Treasury Note	189	Jun-2018	40,172	40,183	11
U.S. 10-Year Treasury Note	3,777	Jun-2018	453,515	457,548	4,033
U.S. Long Treasury Bond	478	Jun-2018	68,015	70,087	2,071
Wheat**	315	Jul-2018	7,692	7,379	(313)

			$3,722,325	$3,711,216	$(3,952)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of New York	04/27/18	CHF	5,200	USD	5,498	$54
Bank of New York	04/27/18	JPY	1,709,800	USD	16,207	99
Barclays PLC	04/26/18	GBP	62,529	USD	87,346	(454)
Barclays PLC	04/27/18	CAD	13,000	USD	10,109	20
Brown Brothers Harriman	04/27/18	AUD	11,400	USD	8,789	46
Citigroup	06/20/18	CAD	20	USD	15	–
Citigroup	06/20/18	USD	7	CAD	10	–
Citigroup	06/20/18	USD	33	CAD	42	–
Citigroup	06/20/18	USD	499	CHF	472	(2)
Citigroup	06/20/18	CHF	537	USD	578	13
Citigroup	06/20/18	USD	3,305	HKD	25,820	(6)
Citigroup	06/20/18	USD	7,013	CNH	44,560	52
Citigroup	06/20/18	CNH	680	USD	108	1
Citigroup	06/20/18	CNH	6,440	USD	1,015	(6)
Citigroup	06/20/18	USD	692	EUR	560	–
Citigroup	06/20/18	USD	8,009	EUR	6,427	(57)
Citigroup	06/20/18	MXN	9,800	USD	517	(13)
Citigroup	06/20/18	BRL	10,080	USD	3,046	34
Citigroup	06/20/18	PLN	8,280	USD	2,429	7
Citigroup	06/20/18	PLN	2,320	USD	677	(1)
Citigroup	06/20/18	USD	6,280	HUF	1,594,600	40
Citigroup	06/20/18	USD	5,031	HUF	1,264,040	(21)
Citigroup	06/20/18	USD	11,339	INR	747,680	41
Citigroup	06/20/18	USD	168	INR	10,960	(1)
Citigroup	06/20/18	ZAR	6,000	USD	508	8

210	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/20/18	ZAR	5,920	USD	486	$(8)
Citigroup	06/20/18	TRY	9,720	USD	2,408	12
Citigroup	06/20/18	TRY	4,080	USD	999	(6)
Citigroup	06/20/18	USD	7,043	ZAR	84,960	50
Citigroup	06/20/18	USD	7,896	ZAR	93,520	(88)
Citigroup	06/20/18	USD	17,262	BRL	56,640	(338)
Citigroup	06/20/18	USD	1,228	PLN	4,206	2
Citigroup	06/20/18	USD	16,154	PLN	54,674	(162)
Citigroup	06/20/18	GBP	21,153	USD	29,498	(274)
Citigroup	06/20/18	USD	23,392	KRW	25,182,388	347
Citigroup	06/20/18	USD	26,332	MXN	501,000	773
Citigroup	06/20/18	USD	26,445	TRY	103,760	(874)
Citigroup	06/20/18	HKD	29,134	USD	3,732	10
Citigroup	06/20/18	EUR	88,668	USD	110,224	520
Citigroup	06/20/18	EUR	15,178	USD	18,673	(106)
Citigroup	06/20/18	INR	4,240	USD	65	–
Citigroup	06/20/18	INR	99,880	USD	1,516	(4)
Citigroup	06/20/18	HUF	268,360	USD	1,071	8
Citigroup	06/20/18	HUF	64,360	USD	254	(1)
Citigroup	06/20/18	KRW	3,261,240	USD	3,040	(34)
JPMorgan Chase Bank	04/27/18	GBP	6,400	USD	9,060	74
JPMorgan Chase Bank	06/20/18	GBP	31,729	USD	44,246	(410)
JPMorgan Chase Bank	04/27/18	EUR	32,000	USD	39,756	330
JPMorgan Chase Bank	06/20/18	EUR	22,766	USD	28,009	(158)
JPMorgan Chase Bank	06/20/18	CAD	29	USD	23	–
JPMorgan Chase Bank	06/20/18	USD	11	CAD	14	–
JPMorgan Chase Bank	06/20/18	USD	49	CAD	62	(1)
JPMorgan Chase Bank	06/20/18	CHF	716	USD	770	16
JPMorgan Chase Bank	06/20/18	USD	749	CHF	708	(4)
JPMorgan Chase Bank	06/20/18	USD	1,039	EUR	840	1
JPMorgan Chase Bank	06/20/18	USD	4,958	HKD	38,730	(10)
JPMorgan Chase Bank	06/20/18	ZAR	8,880	USD	730	(12)
JPMorgan Chase Bank	06/20/18	ZAR	9,000	USD	763	11
JPMorgan Chase Bank	06/20/18	USD	10,519	CNH	66,840	78
JPMorgan Chase Bank	06/20/18	USD	10,565	ZAR	127,440	76
JPMorgan Chase Bank	06/20/18	CNH	1,020	USD	163	1
JPMorgan Chase Bank	06/20/18	CNH	9,660	USD	1,522	(10)
JPMorgan Chase Bank	06/20/18	USD	11,845	ZAR	140,280	(132)
JPMorgan Chase Bank	06/20/18	USD	12,011	EUR	9,640	(84)
JPMorgan Chase Bank	06/20/18	MXN	14,700	USD	775	(20)
JPMorgan Chase Bank	06/20/18	BRL	15,120	USD	4,569	51
JPMorgan Chase Bank	06/20/18	PLN	12,420	USD	3,644	12
JPMorgan Chase Bank	06/20/18	PLN	3,480	USD	1,017	(2)
JPMorgan Chase Bank	06/20/18	USD	9,420	HUF	2,391,900	59
JPMorgan Chase Bank	06/20/18	USD	7,546	HUF	1,896,060	(31)
JPMorgan Chase Bank	06/20/18	USD	17,008	INR	1,121,520	62
JPMorgan Chase Bank	06/20/18	USD	252	INR	16,440	(1)
JPMorgan Chase Bank	06/20/18	TRY	14,580	USD	3,606	13
JPMorgan Chase Bank	06/20/18	TRY	6,120	USD	1,499	(10)
JPMorgan Chase Bank	06/20/18	USD	25,892	BRL	84,960	(507)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	211

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/20/18	USD	1,841	PLN	6,309	$4
JPMorgan Chase Bank	06/20/18	USD	24,231	PLN	82,011	(242)
JPMorgan Chase Bank	06/20/18	USD	35,088	KRW	37,773,582	520
JPMorgan Chase Bank	06/20/18	USD	39,498	MXN	751,500	1,160
JPMorgan Chase Bank	06/20/18	USD	39,668	TRY	155,640	(1,312)
JPMorgan Chase Bank	06/20/18	HKD	41,011	USD	5,253	14
JPMorgan Chase Bank	06/20/18	EUR	133,002	USD	165,336	779
JPMorgan Chase Bank	06/20/18	INR	6,360	USD	97	–
JPMorgan Chase Bank	06/20/18	INR	149,820	USD	2,274	(7)
JPMorgan Chase Bank	06/20/18	HUF	402,540	USD	1,607	11
JPMorgan Chase Bank	06/20/18	HUF	96,540	USD	381	(1)
JPMorgan Chase Bank	06/20/18	KRW	4,891,860	USD	4,561	(51)
State Street	04/26/18	EUR	91,375	USD	113,204	631
State Street	04/27/18	HKD	53,400	USD	6,813	2

						$581

A list of the open OTC swap agreements held by the Fund at March 31, 2018 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	Bovespa Index	Negative Price Return	Positive Price Return	At Maturity	04/18/2018	BRL	10,884	$459	$–	$459
Bank of America	Bovespa Index	Negative Price Return	Positive Price Return	At Maturity	04/18/2018	BRL	4,319	124	–	124
Citigroup	Brent Crude**	Negative Price Return	Positive Price Return	At Maturity	05/31/2018	USD	11,016	964	–	964
Bank of America	Canadian 10-Year Bond	Negative Price Return	Positive Price Return	At Maturity	06/29/2018	CAD	1,239	24	–	24
Citigroup	NYMEX Cocoa**	Negative Price Return	Positive Price Return	At Maturity	07/16/2018	USD	3,211	96	–	96
Merrill Lynch	NYMEX Cocoa**	Negative Price Return	Positive Price Return	At Maturity	07/16/2018	USD	452	14	–	14
Citigroup	Coffee**	Negative Price Return	Positive Price Return	At Maturity	07/19/2018	USD	4,512	(95)	–	(95)
Merrill Lynch	Coffee**	Negative Price Return	Positive Price Return	At Maturity	07/19/2018	USD	922	(20)	–	(20)
Citigroup	Cotton No. 2**	Negative Price Return	Positive Price Return	At Maturity	07/09/2018	USD	4,798	(95)	–	(95)
Citigroup	Corn**	Negative Price Return	Positive Price Return	At Maturity	07/13/2018	USD	16,489	(84)	–	(84)
Merrill Lynch	Gasoil**	Negative Price Return	Positive Price Return	At Maturity	06/30/2018	USD	6,177	516	–	516
Citigroup	Gasoil**	Negative Price Return	Positive Price Return	At Maturity	06/30/2018	USD	7,406	637	–	637
Merrill Lynch	Gasoline**	Negative Price Return	Positive Price Return	At Maturity	06/28/2018	USD	2,943	204	–	204
Citigroup	Gasoline**	Negative Price Return	Positive Price Return	At Maturity	06/28/2018	USD	1,749	122	–	122
Citibank	Gold**	Negative Price Return	Positive Price Return	At Maturity	06/27/2018	USD	17,486	35	–	35
Merrill Lynch	Gold**	Negative Price Return	Positive Price Return	At Maturity	06/27/2018	USD	9,149	9	–	9
JPMorgan Chase	Hang Seng Index	Negative Price Return	Positive Price Return	At Maturity	04/27/2018	HKD	9,027	(26)	–	(26)
Bank of America	Hang Seng Index	Negative Price Return	Positive Price Return	At Maturity	04/27/2018	HKD	10,582	(50)	–	(50)
Merrill Lynch	Heating Oil**	Negative Price Return	Positive Price Return	At Maturity	05/31/2018	USD	4,244	335	–	335
Citigroup	Heating Oil**	Negative Price Return	Positive Price Return	At Maturity	06/28/2018	USD	4,005	320	–	320
Bank of America	H-shares Index	Negative Price Return	Positive Price Return	At Maturity	04/27/2018	HKD	35,562	(97)	–	(97)
JPMorgan Chase	H-shares Index	Negative Price Return	Positive Price Return	At Maturity	04/27/2018	HKD	20,294	(106)	–	(106)
Bank of America	KOSPI Index	Negative Price Return	Positive Price Return	At Maturity	06/14/2018	KRW	2,895	39	–	39
JPMorgan Chase	KOSPI Index	Negative Price Return	Positive Price Return	At Maturity	06/14/2018	KRW	24,322	333	–	333
Merrill Lynch	Lean Hogs**	Negative Price Return	Positive Price Return	At Maturity	06/14/2018	USD	9,358	(417)	–	(417)
Merrill Lynch	Live Cattle**	Negative Price Return	Positive Price Return	At Maturity	06/29/2018	USD	12,695	(1,371)	–	(1,371)
Citigroup	LME Aluminum**	Negative Price Return	Positive Price Return	At Maturity	06/18/2018	USD	1,434	(132)	–	(132)
Citigroup	LME Copper**	Negative Price Return	Positive Price Return	At Maturity	06/18/2018	USD	6,254	(380)	–	(380)
Citigroup	LME Lead**	Negative Price Return	Positive Price Return	At Maturity	06/18/2018	USD	1,928	(131)	–	(131)
Citigroup	LME Nickel**	Negative Price Return	Positive Price Return	At Maturity	06/18/2018	USD	2,379	94	–	94
Citigroup	Natural Gas**	Negative Price Return	Positive Price Return	At Maturity	06/30/2018	USD	1,447	(31)	–	(31)
Bank of America	S&P CNX Nifty	Negative Price Return	Positive Price Return	At Maturity	04/26/2018	USD	40	–	–	–

212	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Total Return Swaps (continued)
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	S&P CNX Nifty	Negative Price Return	Positive Price Return	At Maturity	04/26/2018	USD	6,584	$66	$–	$66
Citigroup	Silver**	Negative Price Return	Positive Price Return	At Maturity	07/27/2018	USD	245	–	–	–
Merrill Lynch	Silver**	Negative Price Return	Positive Price Return	At Maturity	07/27/2018	USD	82	–	–	–
Citigroup	Soybean**	Negative Price Return	Positive Price Return	At Maturity	07/13/2018	USD	26,229	(159)	–	(159)
Merrill Lynch	Soybean Oil**	Negative Price Return	Positive Price Return	At Maturity	07/13/2018	USD	479	3	–	3
Citibank	Soybean Oil**	Negative Price Return	Positive Price Return	At Maturity	07/13/2018	USD	503	(2)	–	(2)
Merrill Lynch	Soybean Oil**	Negative Price Return	Positive Price Return	At Maturity	05/14/2018	USD	1,980	(68)	–	(68)
Citibank	Soybean Oil**	Negative Price Return	Positive Price Return	At Maturity	05/14/2018	USD	2,077	(69)	–	(69)
Merrill Lynch	Sugar**	Negative Price Return	Positive Price Return	At Maturity	06/29/2018	USD	557	(26)	–	(26)
Citigroup	Sugar**	Negative Price Return	Positive Price Return	At Maturity	06/29/2018	USD	249	(12)	–	(12)
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	At Maturity	04/18/2018	TWD	2,712	(35)	–	(35)
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	At Maturity	04/27/2018	USD	3,708	10	–	10
JPMorgan Chase	Taiwan Index	Negative Price Return	Positive Price Return	At Maturity	04/27/2018	USD	18,325	(221)	–	(221)
Bank of America	Euro-Bund	Negative Price Return	Positive Price Return	At Maturity	06/07/2018	EUR	108,440	1,831	–	1,831
Merrill Lynch	Soybean Meal**	Negative Price Return	Positive Price Return	At Maturity	07/13/2018	USD	4,089	83	–	83
Citigroup	Soybean Meal**	Negative Price Return	Positive Price Return	At Maturity	07/13/2018	USD	4,920	102	–	102
Bank of America	U.S. 10-Year Treasury Note	Negative Price Return	Positive Price Return	At Maturity	06/29/2018	USD	325,885	3,496	–	3,496
Citigroup	Wheat**	Negative Price Return	Positive Price Return	At Maturity	07/13/2018	USD	7,593	(612)	–	(612)
Citigroup	Wheat**	Negative Price Return	Positive Price Return	At Maturity	07/13/2018	USD	770	(89)	–	(89)
Merrill Lynch	Wheat**	Negative Price Return	Positive Price Return	At Maturity	07/13/2018	USD	27	(3)	–	(3)
Merrill Lynch	WTI Crude Oil**	Negative Price Return	Positive Price Return	At Maturity	06/30/2018	USD	11,667	917	–	917
Citigroup	WTI Crude Oil**	Negative Price Return	Positive Price Return	At Maturity	06/30/2018	USD	32,694	2,596	–	2,596
Citigroup	Zinc**	Negative Price Return	Positive Price Return	At Maturity	06/18/2018	USD	1,005	(22)	–	(22)

								$9,076	$–	$9,076

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2018 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-Month USD - LIBOR	2.00%	Quarterly	06/20/2023	USD	118,987	$(4,028)	$(4,430)	$402
3-Month USD - LIBOR	1.75%	Quarterly	06/20/2020	USD	342,227	(5,813)	(5,972)	159

						$(9,841)	$(10,402)	$561

Percentages are based on Net Assets of $2,836,173 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

**	Futures and swap contracts held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2018.

(A)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of March 31, 2018.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $16,105 ($ Thousands), representing 0.6% of the Net Assets of the Fund.

(E)	Level 3 security in accordance with fair value hierarchy.

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CBT — Chicago Board of Trade

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CZK — Czech Koruna

DAX — German Stock Index

DJ — Dow Jones

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KRW — Korean Won

LLC — Limited Liability Company

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	213

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Accumulation Fund (Concluded)

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NOK — Norwegian Krone

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TRY — Turkish Lira

TSX — Toronto Stock Exchange

ULC — Unlimited Liability Company

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$1,415,633	$–	$1,415,633
Sovereign Debt	–	493,662	–	493,662
Foreign Common Stock	121,674	–	–	121,674
Common Stock	102,157	–	–	102,157
Corporate Obligations	–	54,800	–	54,800
Exchange Traded Funds	40,113	–	–	40,113
Preferred Stock	294	–	–	294
Rights	–	–	–	–

Total Investments in Securities	$264,238	$1,964,095	$–	$2,228,333

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$38,333	$–	$–	$38,333
Unrealized Depreciation	(42,285)	–	–	(42,285)
Forwards Contracts *
Unrealized Appreciation	–	6,042	–	6,042
Unrealized Depreciation	–	(5,461)	–	(5,461)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	–	13,429	–	13,429
Unrealized Depreciation	–	(4,353)	–	(4,353)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	561	–	561

Total Other Financial Instruments	$(3,952)	$10,218	$–	$6,266

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

214	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES – 24.4%
Automotive – 0.1%
Hertz Vehicle Financing II LP, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (A)	$1,000	$999

Mortgage Related Securities – 1.8%
ACE Securities Home Equity Loan Trust, Ser 2006-HE4, Cl A1
2.012%, VAR ICE LIBOR USD 1 Month+0.140%, 10/25/2036	1,491	1,008
ACE Securities Home Equity Loan Trust, Ser 2007-ASP1, Cl A2B
2.072%, VAR ICE LIBOR USD 1 Month+0.200%, 03/25/2037	1,649	1,041
ACE Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A1
2.022%, VAR ICE LIBOR USD 1 Month+0.150%, 01/25/2037	1,498	1,028
Ameriquest Mortgage Securities Trust, Ser 2006-M3, Cl A1
2.047%, VAR ICE LIBOR USD 1 Month+0.175%, 10/25/2036	5,221	3,525
First NLC Trust, Ser 2007-1, Cl A4
2.152%, VAR ICE LIBOR USD 1 Month+0.280%, 08/25/2037 (A)	1,677	1,079
GSAA Home Equity Trust, Ser 2006-14, Cl A3A
2.122%, VAR ICE LIBOR USD 1 Month+0.250%, 09/25/2036	437	266

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GSAA Home Equity Trust, Ser 2006-16, Cl A2
2.042%, VAR ICE LIBOR USD 1 Month+0.170%, 10/25/2036	$2,076	$1,096
GSAA Trust, Ser 2007-3, Cl 1A2
2.042%, VAR ICE LIBOR USD 1 Month+0.170%, 03/25/2047	2,082	1,085
IXIS Real Estate Capital Trust, Ser 2007-HE1, Cl A2
1.982%, VAR ICE LIBOR USD 1 Month+0.110%, 05/25/2037	2,680	989
Master Asset Backed Securities Trust, Ser 2006-WMC3, Cl A4
2.032%, VAR ICE LIBOR USD 1 Month+0.160%, 08/25/2036	2,011	1,063
Morgan Stanley ABS Capital I Trust, Ser 2006-HE8, Cl A2D
2.092%, VAR ICE LIBOR USD 1 Month+0.220%, 10/25/2036	1,649	1,011
Morgan Stanley ABS Capital I Trust, Ser 2007-HE6, Cl A4
2.122%, VAR ICE LIBOR USD 1 Month+0.250%, 05/25/2037	1,127	1,036
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A4
2.122%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	1,360	1,258
WaMu Asset-Backed Certificates WaMu Series Trust, Ser 2007-HE2, Cl 2A2
2.062%, VAR ICE LIBOR USD 1 Month+0.190%, 04/25/2037	1,863	1,021
WaMu Asset-Backed Certificates WaMu Series Trust, Ser 2007-HE2, Cl 2A4
2.232%, VAR ICE LIBOR USD 1 Month+0.360%, 04/25/2037	2,016	1,124

		17,630

Other Asset-Backed Securities – 22.5%
A Voce CLO, Ser 2017-1A, Cl A1R
2.882%, VAR ICE LIBOR USD 3 Month+1.160%, 07/15/2026 (A)	2,200	2,199
AASET Trust, Ser 2017-1A, Cl A
3.967%, 05/16/2042 (A)	4,100	4,087
ABPCI Direct Lending Fund CLO II, Ser 2017-1A, Cl A2
3.186%, VAR ICE LIBOR USD 3 Month+2.350%, 07/20/2029 (A)	1,000	1,003
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.972%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (A)	1,337	1,336
ACIS CLO, Ser 2013-1A, Cl ACOM
2.962%, VAR ICE LIBOR USD 3 Month+1.227%, 04/18/2024 (A)	586	587

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	215

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ACIS CLO, Ser 2013-1A, Cl D
6.234%, VAR ICE LIBOR USD 3 Month+4.500%, 04/18/2024 (A)	$800	$799
ACIS CLO, Ser 2014-4A, Cl A
3.193%, VAR ICE LIBOR USD 3 Month+1.420%, 05/01/2026 (A)	500	500
AIM Aviation Finance, Ser 2015-1A, Cl B1
5.072%, 02/15/2040 (A)	724	720
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
2.327%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)	742	33
AMMC CLO XI, Ser 2012-11A
0.000%, 10/30/2023 (A)(B)	2,100	1,077
Anchorage Capital CLO, Ser 2018-4RA, Cl A
2.810%, VAR ICE LIBOR USD 3 Month+1.050%, 01/28/2031 (A)	1,500	1,502
Anchorage Credit Funding, Ser 2016-4A, Cl B
4.500%, 02/15/2035 (A)	1,000	1,004
Apidos CLO X,Ser 2012-10A, Cl A
3.187%, VAR ICE LIBOR USD 3 Month+1.420%, 10/30/2022 (A)	170	170
Apollo Aviation Securitization Equity Trust, Ser 2016-2, Cl A
4.212%, 11/15/2041 (C)	883	890
Apollo Aviation Securitization Equity Trust, Ser 2016-2, Cl B
5.926%, 11/15/2041	891	907
5.296%, 11/15/2041	258	262
Apollo Aviation Securitization Equity Trust, Ser 2016-2, Cl C
7.869%, 11/15/2041 (C)	752	757
Ares XXV CLO, Ser 2013-3A
0.000%, 01/17/2024 (A)(B)	750	1
Ares XXXIII CLO, Ser 2016-1A, Cl A1R
3.375%, VAR ICE LIBOR USD 3 Month+ 1.350%, 12/05/2025 (A)	1,700	1,709
Atlas Senior Loan Fund II, Ser 2012-2A
0.000%, 01/30/2024 (A)(B)	950	525
Atlas Senior Loan Fund III, Ser 2017-1A, Cl AR
2.715%, VAR ICE LIBOR USD 3 Month+0.830%, 11/17/2027 (A)	1,000	1,001
Atlas Senior Loan Fund V, Ser 2017-1A, Cl AR2
2.982%, VAR ICE LIBOR USD 3 Month+ 1.260%, 07/16/2029 (A)	1,700	1,713
Avery Point III CLO, Ser 2013-3X, Cl COM
0.000%, 01/18/2025 (B)(D)	3,000	2,471
B&M CLO, Ser 2014-1A, Cl A2
3.672%, VAR ICE LIBOR USD 3 Month+ 1.950%, 04/16/2026 (A)	450	450
Babson CLO, Ser 2012-2A
0.000%, 05/15/2023 (A)(B)	3,000	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Babson CLO, Ser 2014-IA
0.807%, 07/20/2025 (A)(D)	$2,400	$1,176
Bayview Opportunity Master Fund IIa Trust, Ser 2017-RN5, Cl A1
3.105%, 08/28/2032 (A)	478	478
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1
3.105%, 09/28/2032 (A)	448	446
Bayview Opportunity Master Fund IIIb Trust, Ser 2017-RN3, Cl A1
3.228%, 05/28/2032 (A)	213	212
Bayview Opportunity Master Fund IVa Trust, Ser 2018-RN3, Cl A1
3.672%, 03/28/2033 (A)	2,000	2,000
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RPL1, Cl A1
3.105%, VAR ICE LIBOR USD 3 Month+ 0.450%, 07/28/2032 (A)	470	471
BIB, Ser 2018-1, Cl A
4.180%, 04/07/2028 (E)(F)	1,000	1,000
Brad Restructuring Trust, Ser 2014-1, Cl B
5.438%, 03/12/2026 (E)(F)	758	760
Castlelake Aircraft Securitization Trust, Ser 2016-1, Cl A
4.450%, 08/15/2041	1,659	1,649
Castlelake Aircraft Securitization Trust, Ser 2017-1, Cl A
3.967%, 07/15/2042	2,719	2,701
Cedar Funding V CLO, Ser 2016-5A, Cl A1
3.341%, VAR ICE LIBOR USD 3 Month+1.610%, 07/17/2028 (A)	2,000	2,005
Cerberus Loan Funding XVII, Ser 2016-3A, Cl A
4.252%, VAR ICE LIBOR USD 3 Month+2.530%, 01/15/2028 (A)	2,000	2,009
Cerberus Loan Funding XXIII LP, Ser 2018-2A, Cl A
0.000%, 04/15/2028 (G)	2,100	2,100
CIT Education Loan Trust, Ser 2005-1, Cl A3
1.897%, VAR ICE LIBOR USD 3 Month+0.120%, 03/15/2026	196	196
Citigroup Mortgage Loan Trust, Ser 2005-OPT4, Cl M5
2.492%, VAR ICE LIBOR USD 1 Month+0.620%, 07/25/2035	500	498
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/2021 (A)(B)	3,000	322
Crown Point CLO III, Ser 2017-3A, Cl A1BR
2.632%, VAR ICE LIBOR USD 3 Month+0.910%, 12/31/2027 (A)(F)	2,000	1,999
Cutwater, Ser 2017-1A, Cl A1AR
2.972%, VAR ICE LIBOR USD 3 Month+1.250%, 07/15/2026 (A)	1,600	1,600

216	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DB Master Finance, Ser 2015-1A, Cl A2II
3.980%, 02/20/2045 (A)	$1,019	$1,027
Denali Capital CLO X, Ser 2017-1A, Cl A2LR
3.353%, VAR ICE LIBOR USD 3 Month+1.600%, 10/26/2027 (A)(F)	1,400	1,403
Dryden 57 CLO, Ser 2018-57A, Cl B
3.240%, VAR ICE LIBOR USD 3 Month+1.350%, 05/15/2031 (A)	1,250	1,249
Dryden 57 CLO, Ser 2018-57A, Cl C
3.590%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	1,250	1,247
Dryden Senior Loan Fund, Ser 2015-37A, Cl Q
0.217%, 01/15/2031 (A)	1,000	922
Dryden Senior Loan Fund, Ser 2015-41A
0.000%, 04/15/2031 (A)(B)(D)	1,600	1,192
ECAF I, Ser 2015-1A, Cl B1
5.802%, 06/15/2040 (A)	–	–
ECMC Group Student Loan Trust, Ser 2016-1A, Cl A
3.222%, VAR ICE LIBOR USD 1 Month+1.350%, 07/26/2066 (A)	934	946
ECMC Group Student Loan Trust, Ser 2018-1A, Cl A
2.533%, VAR ICE LIBOR USD 1 Month+0.750%, 02/27/2068 (A)	4,150	4,140
EFS Volunteer No. 2, Ser 2012-1, Cl A2
3.222%, VAR ICE LIBOR USD 1 Month+1.350%, 03/25/2036 (A)	1,300	1,323
EFS Volunteer No. 3, Ser 2012-1, Cl A3
2.872%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	800	811
Emerald Aviation Finance, Ser 2013-1, Cl B
6.350%, 10/15/2038 (A)	1,018	1,018
Falcon Aerospace, Ser 2017-1, Cl A
4.581%, 02/15/2042 (A)	2,931	2,944
Falcon Aerospace, Ser 2017-1, Cl B
6.300%, 02/15/2042 (A)	1,113	1,117
Fifth Street SLF II, Ser 2015-2A, Cl A2
4.570%, VAR ICE LIBOR USD 3 Month+2.810%, 09/29/2027 (A)	1,000	999
Flagship VII, Ser 2017-7A, Cl A1R
2.865%, VAR ICE LIBOR USD 3 Month+1.120%, 01/20/2026 (A)	1,100	1,100
Flagship VII, Ser 2017-7A, Cl CR
4.095%, VAR ICE LIBOR USD 3 Month+2.350%, 01/20/2026 (A)	1,500	1,498
Fortress Credit Opportunities IX CLO, Ser 2017-9A, Cl A1T
2.966%, VAR ICE LIBOR USD 3 Month+1.550%, 11/15/2029 (A)	4,400	4,409

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Fortress Credit Opportunities IX CLO, Ser 2017-9A, Cl B
3.366%, VAR ICE LIBOR USD 3 Month+1.950%, 11/15/2029 (A)	$2,200	$2,205
Fortress Credit Opportunities V CLO, Ser 2017-5A, Cl DR
5.958%, VAR ICE LIBOR USD 3 Month+4.250%, 10/15/2026 (A)	1,000	998
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl D
7.071%, VAR ICE LIBOR USD 3 Month+5.000%, 10/10/2026 (A)	1,000	1,001
Fortress Credit Opportunities VII CLO, Ser 2016-7A, Cl B
5.075%, VAR ICE LIBOR USD 3 Month+2.950%, 12/15/2028 (A)	2,000	2,014
Galaxy XVIII CLO, Ser 2017-18A, Cl AR
2.892%, VAR ICE LIBOR USD 3 Month+1.170%, 10/15/2026 (A)	1,800	1,799
Garrison Funding, Ser 2016-2A, Cl B
5.885%, VAR ICE LIBOR USD 3 Month+4.000%, 09/29/2027 (A)	1,000	1,004
GCAT, Ser 2017-1, Cl A1
3.375%, 03/25/2047 (A)	674	670
GCAT, Ser 2017-4, Cl A1
3.228%, 05/25/2022 (A)	501	497
Global SC Finance II SRL, Ser 2013-1A, Cl A
2.980%, 04/17/2028 (A)	1,017	1,002
GoldenTree Loan Opportunities IX, Ser 2016-9A, Cl AR
3.130%, VAR ICE LIBOR USD 3 Month+1.370%, 10/29/2026 (A)	1,850	1,850
Golub Capital Partners CLO, Ser 2015-25A, Cl C
5.437%, VAR ICE LIBOR USD 3 Month+3.650%, 08/05/2027 (A)	1,000	998
Golub Capital Partners CLO, Ser 2016-33A, Cl A
4.365%, VAR ICE LIBOR USD 3 Month+2.480%, 11/21/2028 (A)	2,000	2,005
Golub Capital Partners CLO, Ser 2017-16A, Cl BR
3.995%, VAR ICE LIBOR USD 3 Month+2.250%, 07/25/2029 (A)	2,000	2,011
Golub Capital Partners CLO, Ser 2018-36A, Cl C
4.189%, VAR ICE LIBOR USD 3 Month+2.100%, 02/05/2031 (A)	2,000	1,996
Gramercy Park CLO, Ser 2012-1A
0.000%, 07/17/2023 (A)(B)(D)	1,100	33
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (A)(B)	1,000	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	217

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Great Lakes CLO, Ser 2014-1A
0.000%, 10/15/2029 (A)(B)(F)	$462	$414
GSAMP Trust, Ser 2002-HE2, Cl A1
2.862%, VAR ICE LIBOR USD 1 Month+1.040%, 10/20/2032 (A)	1,323	1,331
Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
4.839%, VAR ICE LIBOR USD 3 Month+3.000%, 08/15/2023 (A)	500	499
Halcyon Loan Advisors Funding, Ser 2012-2A, Cl C
5.052%, VAR ICE LIBOR USD 3 Month+2.850%, 12/20/2024 (A)	500	503
Halcyon Loan Advisors Funding, Ser 2013-1A, Cl A1
2.872%, VAR ICE LIBOR USD 3 Month+1.150%, 04/15/2025 (A)	375	375
Halcyon Loan Advisors Funding, Ser 2017-1A, Cl A1R
2.864%, VAR ICE LIBOR USD 3 Month+1.130%, 04/18/2026 (A)	650	650
Home Equity Loan Trust, Ser 2007-FRE1, Cl 1AV1
2.062%, VAR ICE LIBOR USD 1 Month+0.190%, 04/25/2037	1,079	1,025
Jamestown CLO VI, Ser 2017-6A, Cl A1AR
3.035%, VAR ICE LIBOR USD 3 Month+1.150%, 02/20/2027 (A)	1,700	1,701
Jamestown CLO X, Ser 2017-10A, Cl A1
2.720%, VAR ICE LIBOR USD 3 Month+1.250%, 07/17/2029 (A)	3,400	3,423
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A5
2.132%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2037	1,400	1,365
KVK CLO, Ser 2013-1A
0.000%, 01/15/2028 (A)(B)	3,500	1,805
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A)(B)(F)	750	–
Marathon CLO V, Ser 2017-5A, Cl A1R
2.762%, VAR ICE LIBOR USD 3 Month+0.870%, 11/21/2027 (A)	1,200	1,201
Marathon CLO V, Ser 2017-5A, Cl A2R
3.342%, VAR ICE LIBOR USD 3 Month+1.450%, 11/21/2027 (A)	1,000	1,000
Mariner CLO, Ser 2017-4A, Cl A
2.581%, VAR ICE LIBOR USD 3 Month+1.210%, 10/26/2029 (A)	2,650	2,668
MidOcean Credit CLO I, Ser 2018-1A, Cl A2RR
3.022%, VAR ICE LIBOR USD 3 Month+1.300%, 01/15/2024 (A)	1,000	999

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Monroe Capital CLO, Ser 2017-1A, Cl AR
3.095%, VAR ICE LIBOR USD 3 Month+1.350%, 10/22/2026 (A)	$1,600	$1,599
Montana Higher Education Student Assistance, Ser 2012-1, Cl A3
2.872%, VAR ICE LIBOR USD 1 Month+1.050%, 07/20/2043	700	710
Morgan Stanley ABS Capital I Trust, Ser 2007-HE1, Cl A2D
2.102%, VAR ICE LIBOR USD 1 Month+0.230%, 11/25/2036	1,435	995
Mountain Hawk II CLO, Ser 2013-2A, Cl C
4.345%, VAR ICE LIBOR USD 3 Month+2.600%, 07/22/2024 (A)	1,000	999
Mountain Hawk II CLO, Ser 2013-2A, Cl D
4.895%, VAR ICE LIBOR USD 3 Month+3.150%, 07/22/2024 (A)	1,000	998
MP CLO VII, Ser 2017-1A, Cl A1R
2.574%, VAR ICE LIBOR USD 3 Month+0.840%, 04/18/2027 (A)	2,000	2,000
Nelnet Student Loan Trust, Ser 2013-1, Cl A6
2.370%, VAR ICE LIBOR USD 3 Month+0.450%, 08/23/2036 (A)	1,250	1,227
NewMark Capital Funding CLO, Ser 2014-2A, Cl E
6.495%, VAR ICE LIBOR USD 3 Month+4.800%, 06/30/2026 (A)	3,000	2,947
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl C1
5.045%, VAR ICE LIBOR USD 3 Month+3.300%, 07/25/2025 (A)	1,000	997
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl D
5.995%, VAR ICE LIBOR USD 3 Month+4.250%, 07/25/2025 (A)	750	746
Newstar Commercial Loan Funding, Ser 2017-1A, Cl CN
5.126%, VAR ICE LIBOR USD 3 Month+3.500%, 03/20/2027 (A)	750	754
Northwoods Capital XIV, Ser 2017-14A, Cl CR
4.261%, VAR ICE LIBOR USD 3 Month+2.450%, 11/12/2025 (A)	1,500	1,503
NRPL Trust, Ser 2015-1A, Cl A1
3.875%, 11/01/2054 (A)	–	–
N-Star REL CDO VIII, Ser 2006-8A, Cl A2
2.247%, VAR LIBOR USD 1 Month+0.360%, 02/01/2041 (A)	1,597	1,584
NXT Capital CLO, Ser 2015-1A, Cl CR
3.945%, 04/21/2027	1,000	998
NXT Capital CLO, Ser 2017-1A, Cl B
4.095%, VAR ICE LIBOR USD 3 Month+2.350%, 04/20/2029 (A)	1,000	1,004

218	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2016-12A, Cl A1
3.304%, VAR ICE LIBOR USD 3 Month+1.570%, 10/18/2028 (A)	$1,400	$1,404
OCP CLO, Ser 2017-13A, Cl A1A
2.982%, VAR ICE LIBOR USD 3 Month+1.260%, 07/15/2030 (A)	1,700	1,717
OCP CLO, Ser 2017-7A, Cl A2AR
3.145%, VAR ICE LIBOR USD 3 Month+1.400%, 10/20/2026 (A)	2,000	1,998
Octagon Investment Partners XIX, Ser 2017-1A, Cl AR
2.822%, VAR ICE LIBOR USD 3 Month+1.100%, 04/15/2026 (A)	1,100	1,100
Octagon Investment Partners, Ser 2017-1A, Cl A1R
2.792%, VAR ICE LIBOR USD 3 Month+0.900%, 05/21/2027 (A)	3,700	3,699
Octagon Loan Funding, Ser 2014-1X, Cl COMB
0.000%, 11/18/2026 (B)	4,800	4,157
OHA Credit Partners IX, Ser 2013-9A, Cl ACOM
0.490%, 10/20/2025 (A)	2,000	1,764
Panhandle-Plains Higher Education Authority, Ser 2011-1, Cl A2
2.645%, VAR ICE LIBOR USD 3 Month+0.950%, 07/01/2024	579	580
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
3.022%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2065 (A)	1,044	1,061
Pinnacle Park CLO, Ser 2017-1A, Cl AR
2.980%, VAR ICE LIBOR USD 3 Month+1.260%, 04/15/2026 (A)	1,500	1,500
Popular ABS Mortgage Pass-Through Trust, Ser 2005-6, Cl A4
3.933%, 01/25/2036	1,000	994
Putnam Structured Product Funding, Ser 2003-1A, Cl A2
2.777%, VAR LIBOR USD 1 Month+1.000%, 10/15/2038 (A)	1,299	1,276
Raspro Trust, Ser 2005-1A, Cl B
2.370%, VAR LIBOR USD 3 Month+0.625%, 03/23/2024 (A)	4,619	4,412
Recette CLO, Ser 2017-1A, Cl AR
2.665%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (A)	2,600	2,599
Recette CLO, Ser 2017-1A, Cl BR
3.045%, VAR ICE LIBOR USD 3 Month+1.300%, 10/20/2027 (A)	1,000	999
Regatta V Funding, Ser 2017-1A, Cl A1AR
2.905%, VAR ICE LIBOR USD 3 Month+1.160%, 10/25/2026 (A)	1,800	1,799
Sapphire Aviation Finance I, Ser 2018-1A, Cl A
4.250%, 03/15/2040 (A)	2,000	2,006

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Scholar Funding Trust, Ser 2011-A, Cl A
2.660%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (A)	$1,289	$1,273
Scholar Funding Trust, Ser 2012-B, Cl A2
2.748%, VAR ICE LIBOR USD 1 Month+1.100%, 03/28/2046 (A)	1,458	1,458
Shackleton VII CLO, Ser 2016-7A, Cl CR
4.572%, VAR ICE LIBOR USD 3 Month+2.850%, 04/15/2027 (A)	1,000	998
Shackleton VIII CLO, Ser 2017-8A, Cl A2R
2.665%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (A)	4,500	4,498
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.325%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (A)	923	937
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026 (A)	1,527	1,519
Sound Point CLO XI, Ser 2016-1A, Cl A
3.395%, VAR ICE LIBOR USD 3 Month+1.650%, 07/20/2028 (A)	2,800	2,819
Sound Point CLO XI, Ser 2016-1A, Cl B1
4.145%, VAR ICE LIBOR USD 3 Month+2.400%, 07/20/2028 (A)	800	806
Sound Point CLO XV, Ser 2017-1A, Cl A
3.135%, VAR ICE LIBOR USD 3 Month+1.390%, 01/23/2029 (A)	2,050	2,060
SPST, Ser 2018-2A, Cl 2A
2.560%, 02/28/2019 (E)	3,000	3,000
Stanwich Mortgage Loan Trust, Ser 2016-NPA1
3.844%, 10/16/2046 (A)(D)	1,054	1,041
Stanwich Mortgage Loan, Ser 2017-NPA1, Cl A1
3.598%, 03/16/2022 (A)(F)	1,270	1,275
TCP Waterman CLO, Ser 2016-1A, Cl A2
5.125%, VAR ICE LIBOR USD 3 Month+3.000%, 12/15/2028 (A)	1,000	1,003
TCW CLO, Ser 2017-1A, Cl A
3.040%, VAR ICE LIBOR USD 3 Month+1.280%, 07/29/2029 (A)	1,700	1,712
Telos CLO, Ser 2017-6A, Cl A1R
3.001%, VAR ICE LIBOR USD 3 Month+1.270%, 01/17/2027 (A)	1,000	1,000
Telos CLO, Ser 2017-6A, Cl CR
4.331%, VAR ICE LIBOR USD 3 Month+2.600%, 01/17/2027 (A)	1,000	998
TICP CLO II, Ser 2017-2A, Cl A1AR
2.905%, VAR ICE LIBOR USD 3 Month+1.160%, 07/20/2026 (A)	4,500	4,498
TICP CLO III, Ser 2017-3A, Cl AR
2.925%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2027 (A)	1,600	1,600

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	219

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TICP CLO VI, Ser 2016-6A, Cl A
3.272%, VAR ICE LIBOR USD 3 Month+1.550%, 01/15/2029 (A)	$1,300	$1,305
Tralee CLO III, Ser 2017-3A, Cl BRR
3.195%, VAR ICE LIBOR USD 3 Month+1.450%, 10/20/2027	2,300	2,299
Treman Park CLO, Ser 2015-1A, Cl COM
0.000%, 04/20/2027 (A)(B)	3,000	2,609
Trestles CLO, Ser 2017-1A, Cl A1A
2.620%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (A)	1,500	1,511
Turbine Engines Securitization, Ser 2013-1A, Cl A
5.125%, 12/13/2048 (A)	606	609
Turbine Engines Securitization, Ser 2013-1A, Cl B
6.375%, 12/13/2048 (A)	396	374
Venture XIX CLO, Ser 2016-19A, Cl CR
4.572%, VAR ICE LIBOR USD 3 Month+2.850%, 01/15/2027 (A)	1,000	998
VOLT LIV, Ser 2017-NPL1, Cl A1
3.500%, 02/25/2047 (A)	524	523
Voya CLO, Ser 2017-4A, Cl A1R
2.672%, VAR ICE LIBOR USD 3 Month+0.950%, 10/14/2026 (A)	4,900	4,898
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
2.012%, VAR ICE LIBOR USD 1 Month+0.140%, 07/25/2037 (A)	570	513
West CLO, Ser 2013-1A
0.000%, 11/07/2025 (A)(B)	1,350	520
West CLO, Ser 2017-1A, Cl A1R
2.654%, VAR ICE LIBOR USD 3 Month+0.920%, 07/18/2026 (A)	1,250	1,249
Willis Engine Securitization Trust II, Ser 2012- A, Cl A
5.500%, 09/15/2037 (A)	1,302	1,289
Woodmont Trust, Ser 2017-2A, Cl B
4.084%, VAR ICE LIBOR USD 3 Month+2.350%, 07/18/2028 (A)	2,400	2,416
Woodmont Trust, Ser 2017-3A, Cl B
3.984%, VAR ICE LIBOR USD 3 Month+2.250%, 10/18/2029 (A)	1,000	1,005

		220,492

Total Asset-Backed Securities (Cost $252,148) ($ Thousands)		239,121

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 22.8%

Consumer Discretionary — 2.6%
21st Century Fox America
4.950%, 10/15/2045		$250	$276
Altice Financing
7.500%, 05/15/2026 (A)		5,250	5,145
Amazon.com
5.200%, 12/03/2025		1,900	2,117
AMC Entertainment Holdings
5.750%, 06/15/2025		850	837
AMC Networks
5.000%, 04/01/2024		400	395
Cablevision
6.500%, 06/15/2021 (A)		150	156
Carrols Restaurant Group
8.000%, 05/01/2022		350	364
CCO Holdings
5.750%, 02/15/2026 (A)		675	672
Cengage Learning
9.500%, 06/15/2024 (A)		350	269
Charter Communications Operating
4.908%, 07/23/2025		2,175	2,223
Comcast
3.375%, 08/15/2025		300	294
2.350%, 01/15/2027		1,200	1,077
DISH DBS
6.750%, 06/01/2021		1,850	1,862
EC Finance
2.375%, 11/15/2022 (A)	EUR	150	185
Europcar Groupe
4.125%, 11/15/2024 (A)		650	797
Ford Motor Credit
5.875%, 08/02/2021		$350	373
General Motors
3.500%, 10/02/2018		250	250
Gray Television
5.125%, 10/15/2024 (A)		250	242
MDC Partners
6.500%, 05/01/2024 (A)		250	243
Meredith
6.875%, 02/01/2026 (A)		525	539
Nexstar Broadcasting
5.625%, 08/01/2024 (A)		1,150	1,127
Scientific Games International
5.000%, 10/15/2025 (A)		1,550	1,507
Sirius XM Radio
5.375%, 04/15/2025 (A)		400	397
4.625%, 05/15/2023 (A)		250	246
Universal Entertainment MTN
8.500% cash/0% PIK, 08/24/2020 (A)		250	255
Univision Communications
5.125%, 05/15/2023 (A)		1,800	1,715

220	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virgin Media Secured Finance
5.000%, 04/15/2027	GBP	800	$1,105
VOC Escrow
5.000%, 02/15/2028 (A)		$1,100	1,045
Williams Scotsman International
7.875%, 12/15/2022 (A)		150	155

			25,868

Consumer Staples — 1.7%
Anheuser-Busch InBev Finance
3.650%, 02/01/2026		3,450	3,430
BAT Capital
3.557%, 08/15/2027 (A)		2,700	2,586
BAT International Finance
3.950%, 06/15/2025 (A)		1,375	1,380
2.750%, 06/15/2020 (A)		350	347
Beverages & More
11.500%, 06/15/2022 (A)		100	92
Cargill
3.250%, 03/01/2023 (A)		525	526
Central American Bottling
5.750%, 01/31/2027 (A)		180	185
CVS Health
4.300%, 03/25/2028		1,250	1,255
4.100%, 03/25/2025		2,750	2,770
3.875%, 07/20/2025		2,307	2,287
Kraft Heinz Foods
3.500%, 07/15/2022		350	349
Lindley
4.625%, 04/12/2023		190	191
Post Holdings
5.625%, 01/15/2028 (A)		800	764
Reynolds American
4.450%, 06/12/2025		425	437
Sysco
3.750%, 10/01/2025		350	352

			16,951

Energy — 3.6%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)		1,330	1,292
Anadarko Petroleum
5.550%, 03/15/2026		300	327
3.450%, 07/15/2024		625	607
Antero Resources
5.125%, 12/01/2022		1,050	1,058
BreitBurn Energy Partners
9.250%, 05/18/2020 (E)(F)(G)		813	854
Canadian Natural Resources
3.850%, 06/01/2027		600	587
Cheniere Energy Partners
5.250%, 10/01/2025 (A)		635	626

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chesapeake Energy
8.000%, 01/15/2025 (A)	$750	$726
DCP Midstream Operating
5.600%, 04/01/2044	700	708
Devon Energy
5.850%, 12/15/2025	800	909
3.250%, 05/15/2022	200	197
Dolphin Energy
5.500%, 12/15/2021	220	234
Ecopetrol
7.625%, 07/23/2019	100	106
Enterprise Products Operating
3.750%, 02/15/2025	500	502
3.700%, 02/15/2026	300	298
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019	310	329
Gazprom OAO Via Gaz Capital MTN
7.288%, 08/16/2037	300	354
GNL Quintero
4.634%, 07/31/2029	400	404
Greenko Dutch BV
4.875%, 07/24/2022 (A)	370	357
Halliburton
3.800%, 11/15/2025	900	904
Hess
7.300%, 08/15/2031	750	899
7.125%, 03/15/2033	600	720
6.000%, 01/15/2040	700	739
5.600%, 02/15/2041	700	715
Hindustan Petroleum
4.000%, 07/12/2027	270	258
Indigo Natural Resources
6.875%, 02/15/2026 (A)	100	94
KazMunayGas National JSC MTN
9.125%, 07/02/2018	600	609
Kinder Morgan Energy Partners
4.150%, 02/01/2024	725	727
Lukoil International Finance BV
4.750%, 11/02/2026	200	202
4.563%, 04/24/2023	220	222
MPLX
4.000%, 03/15/2028	950	936
Neerg Energy
6.000%, 02/13/2022 (A)	400	395
Noble Holding International
6.050%, 03/01/2041	900	589
Petrobras Global Finance BV
7.375%, 01/17/2027	90	97
6.125%, 01/17/2022	730	779
5.299%, 01/27/2025 (A)	340	336
Petroleos de Venezuela
6.000%, 10/28/2022 (G)	8,860	1,949

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	221

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 05/16/2024 (G)		$4,310	$1,175
6.000%, 11/15/2026 (G)		1,110	298
5.500%, 04/12/2037 (G)		130	37
5.375%, 04/12/2027 (G)		2,570	704
Petroleos Mexicanos
6.500%, 03/13/2027 (A)		420	449
6.375%, 02/04/2021		220	235
6.375%, 01/23/2045		30	29
5.500%, 06/27/2044		70	62
5.375%, 03/13/2022 (A)		180	187
4.875%, 01/24/2022		10	10
Petroleos Mexicanos MTN
6.875%, 08/04/2026		700	769
6.750%, 09/21/2047 (A)		340	344
6.500%, 03/13/2027 (A)		370	395
5.125%, 03/15/2023	EUR	1,040	1,456
4.875%, 02/21/2028		100	133
Phillips 66
3.900%, 03/15/2028		$650	648
Plains All American Pipeline
4.500%, 12/15/2026		400	397
3.650%, 06/01/2022		900	887
3.600%, 11/01/2024		175	167
Reliance Industries
3.667%, 11/30/2027 (A)		490	463
Sabine Pass Liquefaction
6.250%, 03/15/2022		700	759
5.625%, 03/01/2025		800	861
Schahin II Finance
5.875%, 09/25/2022 (A)(G)		1,737	213
SM Energy
6.750%, 09/15/2026		200	198
5.000%, 01/15/2024		775	719
Trinidad Drilling
6.625%, 02/15/2025 (A)		200	186
Weatherford International
6.500%, 08/01/2036		150	106
Western Gas Partners
4.000%, 07/01/2022		200	200
Whiting Petroleum
5.750%, 03/15/2021		100	101
Williams Partners
3.600%, 03/15/2022		1,700	1,692

			35,525

Financials — 7.1%
AIA Group
3.900%, 04/06/2028 (A)		900	907
American Equity Investment Life Holding
5.000%, 06/15/2027		2,039	2,067
Arch Capital Finance
4.011%, 12/15/2026		1,025	1,031

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ASP AMC
8.000%, 05/15/2025 (A)		$1,000	$937
Assurant
4.900%, 03/27/2028		700	716
AXA
6.463%, VAR ICE LIBOR USD 3 Month+1.449%, 12/29/2049 (A)		1,250	1,234
Banco de Bogota
6.250%, 05/12/2026 (A)		580	609
4.375%, 08/03/2027 (A)		200	193
Banco de Sabadell
6.500%, VAR EUR Swap Annual 5 Yr+6.414%, 08/18/2166	EUR	800	1,041
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%, 12/31/2049 (A)		$340	362
Banco Regional SAECA
8.125%, 01/24/2019		290	299
Banco Santander
4.250%, 04/11/2027		1,000	996
Bank of America
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 12/29/2049		2,225	2,386
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 09/29/2049		150	159
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028 (A)		515	494
Bank of America MTN
4.000%, 04/01/2024		552	564
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028		825	815
3.248%, 10/21/2027		1,000	943
Barclays Bank PLC
5.125%, 01/08/2020		2,275	2,350
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/2033 (A)		210	202
BNP Paribas
3.375%, 01/09/2025 (A)		400	387
BNP Paribas MTN
3.250%, 03/03/2023		500	498
CaixaBank
6.750%, VAR EUR Swap Annual 5 Yr+6.498%, 12/31/2049	EUR	600	836
China Evergrande Group
8.250%, 03/23/2022		$400	410
CIC Receivables Master Trust
4.890%, 10/07/2021 (E)(F)		1,989	2,057
CIT Group
6.125%, 03/09/2028		195	202
5.250%, 03/07/2025		185	190

222	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 12/29/2049		$3,695	$3,903
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049		150	154
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 12/29/2049		700	725
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/31/2049		675	696
3.700%, 01/12/2026		825	815
Citigroup Global Markets Holdings MTN
16.909%, 11/01/2018 (A)(H)	EGP	78,000	3,989
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.416%, 10/05/2027		$470	436
Credit Suisse Group
6.250%, VAR USD Swap Semi 30/360 5 Year Curr+3.455%, 12/31/2049 (A)		200	205
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (A)		600	582
Deutsche Bank
4.500%, 04/01/2025		950	920
Deutsche Bank NY
4.875%, VAR USD ICE Swap 11:00 NY 5 Yr+2.553%, 12/01/2032		1,200	1,110
Encore Capital Group
5.625%, 08/11/2024 (E)(F)		3,200	3,146
FBM Finance
8.250%, 08/15/2021 (A)		600	627
HSBC Holdings
6.250%, VAR USD ICE Swap 11:00 NY 5 Yr+3.453%, 09/23/2166		1,100	1,125
Huarong Finance II MTN
5.000%, 11/19/2025		210	212
Hunt
6.250%, 02/15/2026 (A)		450	434
International Lease Finance
7.125%, 09/01/2018 (A)		500	508
Itau CorpBanca
3.875%, 09/22/2019		250	252
Itau Unibanco Holding MTN
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.981%, 06/12/2166 (A)		320	314
Jefferies Finance
7.250%, 08/15/2024 (A)		850	839
JPMorgan Chase
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 12/31/2049		800	822
5.000%, VAR ICE LIBOR USD 3 Month+3.320%, 12/29/2049		900	908
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028		1,225	1,218

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.972%, 01/15/2023	$1,500	$1,471
MetLife
10.750%, 08/01/2039	850	1,334
9.250%, 04/08/2038 (A)	300	408
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 12/29/2049	1,050	1,082
3.625%, 01/20/2027	900	881
Morgan Stanley MTN
3.950%, 04/23/2027	600	584
3.700%, 10/23/2024	900	896
Navient MTN
5.500%, 01/15/2019	600	607
Prudential Financial MTN
3.878%, 03/27/2028	1,875	1,900
Royal Bank of Scotland Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.800%, 12/29/2049	550	572
4.622%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027	1,000	1,007
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	700	688
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049	750	822
3.875%, 09/12/2023	200	198
Sberbank of Russia Via SB Capital
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.023%, 02/26/2024	200	201
TC Ziraat Bankasi MTN
5.125%, 09/29/2023 (A)	200	193
TSG Entertainment Finance
6.250%, 09/22/2031 (E)(F)	3,400	3,404
UBS Group
7.000%, VAR USD Swap Semi 30/360 5 Year Curr+4.866%, 12/29/2049	1,250	1,345
UniCredit
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.180%, 04/03/2049	1,050	1,093
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049	2,725	2,867
Westpac Banking
5.000%, VAR USD ICE Swap 11:00 NY 5 Yr+2.888%, 09/21/2065	850	786

		69,164

Health Care — 1.1%
Allergan Funding SCS
3.800%, 03/15/2025	1,325	1,302
3.000%, 03/12/2020	700	696

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	223

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Becton Dickinson
3.363%, 06/06/2024		$1,200	$1,155
2.894%, 06/06/2022		1,300	1,261
Celgene
3.625%, 05/15/2024		700	691
CHS
8.000%, 11/15/2019		400	359
Covidien International Finance
4.200%, 06/15/2020		2,000	2,055
Endo Dac
6.000%, 02/01/2025 (A)		400	287
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)		200	209
Gilead Sciences
3.650%, 03/01/2026		825	828
HCA
5.000%, 03/15/2024		1,175	1,187
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)		670	692
Polaris Intermediate
8.500% cash/0% PIK, 12/01/2022 (A)		200	204

			10,926

Industrials — 1.3%
AECOM
5.125%, 03/15/2027		950	915
AerCap Ireland Capital DAC
4.625%, 07/01/2022		1,400	1,435
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)		350	379
Boeing
3.250%, 03/01/2028		425	420
2.600%, 10/30/2025		475	454
Burlington Northern Santa Fe
3.650%, 09/01/2025		800	811
Cleaver-Brooks
7.875%, 03/01/2023 (A)		100	104
CMA CGM
5.250%, 01/15/2025 (A)	EUR	570	630
Embraer Netherlands Finance
5.050%, 06/15/2025		$57	58
Embraer Netherlands Finance BV
5.400%, 02/01/2027		100	106
Great Lakes Dredge & Dock
8.000%, 05/15/2022		150	154
Lockheed Martin
3.550%, 01/15/2026		825	818
Multi-Color
4.875%, 11/01/2025 (A)		350	327
Northrop Grumman
3.250%, 01/15/2028		400	382
2.930%, 01/15/2025		1,000	959

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nvent Finance Sarl
4.550%, 04/15/2028 (A)		$525	$527
Park-Ohio Industries
6.625%, 04/15/2027		900	931
Princess Juliana International Airport Operating
5.500%, 12/20/2027 (A)(E)(F)		831	769
RBS Global
4.875%, 12/15/2025 (A)		400	388
StandardAero Aviation Holdings
10.000%, 07/15/2023 (A)		240	261
Titan Acquisition
7.750%, 04/15/2026 (A)		1,400	1,396

			12,224

Information Technology — 0.8%
Apple
2.900%, 09/12/2027		1,800	1,713
Broadcom
3.625%, 01/15/2024		900	885
CURO Financial Technologies
12.000%, 03/01/2022 (A)		958	1,064
Dell International
5.450%, 06/15/2023 (A)		1,250	1,325
EIG Investors
10.875%, 02/01/2024		100	109
First Data
5.000%, 01/15/2024 (A)		150	150
Hewlett Packard Enterprise
4.900%, 10/15/2025		600	623
Oracle
3.250%, 11/15/2027		1,225	1,195
Qorvo
6.750%, 12/01/2023		250	267

			7,331

Materials — 1.2%
ABJA Investment Pte
5.950%, 07/31/2024		200	203
Ardagh Packaging Finance
4.750%, 07/15/2027	GBP	700	955
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (A)		$2,350	2,638
Cemex
2.750%, 12/05/2024 (A)	EUR	230	280
CNAC HK Finbridge
4.125%, 07/19/2027		$200	188
Eldorado
6.125%, 12/15/2020 (A)		450	427
Glencore Funding
4.000%, 04/16/2025 (A)		300	294

224	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 03/27/2027 (A)		$525	$507
Metinvest BV
9.373% cash/0% PIK, 12/31/2021		228	239
Mirabela Nickel
1.000%, 07/31/2044 (F)		3	–
Phosagro OAO Via Phosagro Bond Funding DAC
3.949%, 04/24/2023 (A)		750	735
Samarco Mineracao
5.750%, 10/24/2023 (G)		200	148
Sherwin-Williams
3.450%, 06/01/2027		1,850	1,769
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025		220	222
Syngenta Finance MTN
1.250%, 09/10/2027	EUR	200	210
Valvoline
4.375%, 08/15/2025		$500	486
Yamana
4.950%, 07/15/2024		1,900	1,955

			11,256

Real Estate — 0.1%
American Tower
3.300%, 02/15/2021		350	350
Hospitality Properties Trust
5.250%, 02/15/2026		158	164
iStar
4.625%, 09/15/2020		530	531
VEREIT Operating Partnership
4.875%, 06/01/2026		400	404

			1,449

Telecommunication Services — 2.4%
Altice France
7.375%, 05/01/2026 (A)		400	381
AT&T
4.250%, 03/01/2027		900	910
AT&T Inc
4.125%, 02/17/2026		400	401
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024		200	209
Digicel
6.000%, 04/15/2021		400	375
Digicel Group
6.750%, 03/01/2023 (A)		320	288
Frontier Communications
8.500%, 04/01/2026 (A)		1,300	1,258
GTH Finance BV
7.250%, 04/26/2023		220	239
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)		650	607

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.250%, 10/15/2020		$3,070	$2,840
5.500%, 08/01/2023		850	684
Mauritius Investment
6.500%, 10/13/2026 (A)		320	337
Millicom International Cellular
5.125%, 01/15/2028 (A)		280	267
SoftBank Group
3.125%, 09/19/2025	EUR	220	254
Sprint
7.875%, 09/15/2023		$950	969
7.250%, 09/15/2021		1,850	1,912
Sprint Communications
11.500%, 11/15/2021		650	754
7.000%, 03/01/2020 (A)		600	630
7.000%, 08/15/2020		500	520
Telecom Italia
5.303%, 05/30/2024 (A)		1,750	1,781
Telecom Italia Capital
6.000%, 09/30/2034		500	518
Telefonica Europe BV
5.875%, VAR EUR Swap Annual 10 Yr+4.301%, 03/31/2049	EUR	800	1,119
T-Mobile USA
4.500%, 02/01/2026		$600	576
Verizon Communications
5.150%, 09/15/2023		1,425	1,537
3.500%, 11/01/2024		625	619
2.450%, 11/01/2022		425	408
Wind Tre
5.000%, 01/20/2026 (A)		340	288
2.625%, 01/20/2023 (A)	EUR	1,300	1,441
Windstream Services
8.750%, 12/15/2024 (A)		$705	418
8.625%, 10/31/2025 (A)		1,055	976
7.750%, 10/15/2020		546	456

			23,972

Utilities — 0.9%
Berkshire Hathaway Energy
3.250%, 04/15/2028 (A)		1,100	1,062
Dynegy
8.125%, 01/30/2026 (A)		1,750	1,932
Eskom Holdings SOC
7.125%, 02/11/2025		480	490
Eskom Holdings SOC MTN
6.750%, 08/06/2023		420	425
Ferrellgas
6.750%, 06/15/2023		941	856
6.500%, 05/01/2021		549	526
Greenko Investment
4.875%, 08/16/2023 (A)		410	385

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	225

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NiSource
3.490%, 05/15/2027		$625	$604
NTPC MTN
2.750%, 02/01/2027	EUR	110	138
Pacific Gas & Electric
3.500%, 06/15/2025		$400	390
Sempra Energy
3.400%, 02/01/2028		1,075	1,031
Southern
3.250%, 07/01/2026		700	665
Terraform Global Operating
6.125%, 03/01/2026 (A)		200	201

			8,705

Total Corporate Obligations (Cost $228,347) ($ Thousands)			223,371

SOVEREIGN DEBT — 14.6%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		320	299
3.125%, 05/03/2026		850	819
3.125%, 10/11/2027 (A)		810	766
Argentina Bonar Bonds
26.164%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/01/2020	ARS	3,600	186
Argentina POM Politica Monetaria
27.250%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020		850	45
Argentina Treasury Bond BONCER
2.500%, 07/22/2021		1,575	110
Argentine Bonos del Tesoro
16.000%, 10/17/2023		130	6
15.500%, 10/17/2026		10	1
Argentine Republic Government International Bond
8.280%, 12/31/2033		$112	120
7.820%, 12/31/2033	EUR	230	316
7.820%, 12/31/2033		220	305
7.500%, 04/22/2026		$1,460	1,558
7.125%, 07/06/2036		1,180	1,136
7.125%, 06/28/2117 (A)		450	415
6.875%, 04/22/2021		260	276
6.875%, 01/26/2027		990	1,009
6.875%, 01/11/2048		930	849
6.250%, 11/09/2047	EUR	110	125
5.875%, 01/11/2028		$700	658
5.250%, 01/15/2028	EUR	760	911
3.750%, 03/31/2019 (G)		$1,120	744
3.380%, 03/31/2019	EUR	70	60

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
3.375%, 01/15/2023	EUR	790	$961
Bahrain Government International Bond
7.000%, 10/12/2028 (A)		$230	222
6.750%, 09/20/2029 (A)		380	355
Bermuda Government International Bond
3.717%, 01/25/2027 (A)		240	234
Bonos de la Nacion Argentina con Ajuste por CER
3.750%, 02/08/2019	ARS	225	12
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		$400	399
Bulgaria Government International Bond MTN
3.125%, 03/26/2035	EUR	170	228
Chile Government International Bond
3.240%, 02/06/2028		$1,232	1,208
Colombia Government International Bond
4.500%, 01/28/2026		200	207
4.000%, 02/26/2024		200	202
3.875%, 04/25/2027		200	197
2.625%, 03/15/2023		660	631
Costa Rica Government International Bond
7.158%, 03/12/2045		880	917
5.625%, 04/30/2043		400	360
Croatia Government International Bond
3.000%, 03/20/2027	EUR	100	130
Denmark Treasury Bill DN
-0.726%, 06/01/2018 (H)(J)	DKK	51,000	8,423
Dominican Republic International Bond
6.875%, 01/29/2026		$960	1,064
6.850%, 01/27/2045		660	711
6.600%, 01/28/2024		300	326
6.500%, 02/15/2048 (A)		1,270	1,315
5.875%, 04/18/2024		3,090	3,245
5.500%, 01/27/2025		220	226
Eastern and Southern African Trade and Development Bank MTN
5.375%, 03/14/2022		210	214
Ecuador Government International Bond
9.650%, 12/13/2026 (A)		900	949
9.625%, 06/02/2027 (A)		1,150	1,231
8.875%, 10/23/2027 (A)		1,500	1,527
7.950%, 06/20/2024		1,175	1,166
7.875%, 01/23/2028 (A)		790	761
Egypt Government International Bond MTN
8.500%, 01/31/2047		650	724
7.903%, 02/21/2048 (A)		360	379
6.125%, 01/31/2022		260	269
El Salvador Government International Bond
8.625%, 02/28/2029 (A)		80	92
6.375%, 01/18/2027		336	331

226	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
France Treasury Bill BTF DN
-0.720%, 04/25/2018 (H)(J)	EUR	4,200	$5,167
-0.950%, 04/05/2018 (H)(J)		5,970	7,342
Ghana Government International Bond
10.750%, 10/14/2030		$210	274
Gohl Capital
4.250%, 01/24/2027		520	511
Guatemala Government Bond
5.750%, 06/06/2022		700	738
4.875%, 02/13/2028		210	209
4.500%, 05/03/2026 (A)		970	959
4.375%, 06/05/2027		200	195
4.375%, 06/05/2027 (A)		790	768
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023 (A)		1,930	1,944
Honduras Government International Bond
7.500%, 03/15/2024		660	727
Hungary Government International Bond
6.375%, 03/29/2021		540	588
5.375%, 02/21/2023		130	141
4.000%, 03/25/2019		30	30
Indonesia Government International Bond MTN
5.875%, 01/15/2024		1,130	1,242
4.750%, 01/08/2026		2,270	2,371
4.625%, 04/15/2043		230	225
4.350%, 01/08/2027 (A)		320	325
4.125%, 01/15/2025		300	302
3.850%, 07/18/2027 (A)		1,170	1,147
3.750%, 06/14/2028 (A)	EUR	200	278
3.700%, 01/08/2022 (A)		$450	452
3.375%, 04/15/2023		310	303
3.375%, 07/30/2025	EUR	1,390	1,876
2.625%, 06/14/2023 (A)		140	183
2.150%, 07/18/2024 (A)		340	431
Ivory Coast Government International Bond
6.375%, 03/03/2028		$210	212
Japan Treasury Discount Bill DN
-0.204%, 06/04/2018 (H)(J)	JPY	890,000	8,371
Kaisa Group Holdings
9.375%, 06/30/2024		$400	372
Kenya Government International Bond
8.250%, 02/28/2048 (A)		260	278
7.250%, 02/28/2028 (A)		330	345
6.875%, 06/24/2024		1,300	1,357
Kuwait International Government Bond
3.500%, 03/20/2027		200	196
Macedonia Government International Bond
5.625%, 07/26/2023 (A)	EUR	350	502
5.625%, 07/26/2023		350	502
2.750%, 01/18/2025 (A)		620	762

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexican Bonos
8.500%, 11/18/2038	MXN	980	$59
8.000%, 12/07/2023		1,396	79
8.000%, 11/07/2047		48	3
7.750%, 11/23/2034		1,954	109
6.500%, 06/10/2021		7,950	426
Mexico Government International Bond
4.600%, 02/10/2048		$1,220	1,158
4.000%, 10/02/2023		520	532
3.750%, 01/11/2028		560	542
3.625%, 03/15/2022		70	71
Mongolia Government International Bond
5.625%, 05/01/2023 (A)		210	207
Nigeria Government International Bond
7.875%, 02/16/2032		810	882
7.696%, 02/23/2038 (A)		890	936
7.625%, 11/28/2047 (A)		200	207
7.143%, 02/23/2030 (A)		420	436
6.750%, 01/28/2021		207	218
6.500%, 11/28/2027 (A)		360	365
6.375%, 07/12/2023		200	210
5.625%, 06/27/2022		190	194
Oman Government International Bond
6.750%, 01/17/2048 (A)		1,910	1,833
5.625%, 01/17/2028 (A)		560	546
Pakistan Government International Bond
8.250%, 04/15/2024		210	219
8.250%, 09/30/2025		370	384
6.875%, 12/05/2027 (A)		1,410	1,331
Paraguay Government International Bond
6.100%, 08/11/2044		350	376
5.600%, 03/13/2048 (A)		280	285
5.000%, 04/15/2026 (A)		440	459
4.700%, 03/27/2027 (A)		570	577
4.625%, 01/25/2023		550	565
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026		200	205
4.550%, 03/29/2026 (A)		330	337
4.400%, 03/01/2028 (A)		3,160	3,184
4.150%, 03/29/2027 (A)		1,090	1,079
3.400%, 03/29/2022 (A)		200	197
Philippine Government International Bond
5.500%, 03/30/2026		200	227
Province of Santa Fe
7.000%, 03/23/2023		150	154
7.000%, 03/23/2023 (A)		150	153
Provincia de Buenos Aires
26.742%, VAR 30-35d Argentina BADLAR Private Banks+3.830%, 05/31/2022	ARS	2,070	106
Provincia de la Rioja
9.750%, 02/24/2025 (A)		$270	286

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	227

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Raiffeisen Bank International
6.125%, VAR EUR Swap Annual 5 Yr+5.954%, 12/15/2165	EUR	2,000	$2,613
Republic of Azerbaijan International Bond
3.500%, 09/01/2032 (A)		$160	134
Republic of South Africa Government Bond
9.000%, 01/31/2040	ZAR	785	67
8.875%, 02/28/2035		3,910	335
8.750%, 01/31/2044		4,050	336
8.250%, 03/31/2032		3,865	320
8.000%, 01/31/2030		1,310	108
7.000%, 02/28/2031		6,370	477
6.500%, 02/28/2041		660	43
6.250%, 03/31/2036		2,320	152
Republic of South Africa Government International Bond
5.650%, 09/27/2047		$1,520	1,502
4.850%, 09/27/2027		640	631
4.300%, 10/12/2028		400	374
Republic of Suriname
9.250%, 10/26/2026 (A)		340	348
9.250%, 10/26/2026		400	410
Republic of Tajikistan International Bond
7.125%, 09/14/2027 (A)		200	185
Romanian Government International Bond MTN
3.875%, 10/29/2035	EUR	570	754
3.375%, 02/08/2038 (A)		330	406
2.375%, 04/19/2027 (A)		230	288
Russian Foreign Bond - Eurobond
4.875%, 09/16/2023 (A)		$400	421
4.750%, 05/27/2026 (A)		200	207
4.750%, 05/27/2026		1,800	1,860
4.500%, 04/04/2022 (A)		200	206
Senegal Government International Bond
4.750%, 03/13/2028 (A)	EUR	510	627
South Africa Government International Bond
5.875%, 05/30/2022		$100	108
5.875%, 09/16/2025		760	809
Sri Lanka Government International Bond
6.850%, 11/03/2025		790	818
6.825%, 07/18/2026 (A)		250	257
6.825%, 07/18/2026		210	216
6.250%, 10/04/2020		410	425
6.200%, 05/11/2027 (A)		380	374
6.125%, 06/03/2025		200	199
5.875%, 07/25/2022		470	477
5.750%, 01/18/2022 (A)		200	202
Third Pakistan International Sukuk
5.625%, 12/05/2022 (A)		480	462
Turkey Government International Bond
7.375%, 02/05/2025		360	399

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
7.000%, 06/05/2020		$220	$233
6.875%, 03/17/2036		130	135
6.625%, 02/17/2045		270	267
6.250%, 09/26/2022		1,271	1,346
6.000%, 03/25/2027		346	351
6.000%, 01/14/2041		410	383
5.750%, 03/22/2024		1,106	1,134
5.750%, 05/11/2047		1,540	1,368
4.875%, 10/09/2026		210	198
4.875%, 04/16/2043		410	331
3.250%, 06/14/2025	EUR	740	911
UBS Group
5.750%, VAR EUR Swap Annual 5 Yr+5.287%, 12/29/2049		750	1,027
Ukraine Government International Bond
7.750%, 09/01/2023		$230	238
7.750%, 09/01/2024		930	957
7.750%, 09/01/2025		390	399
7.750%, 09/01/2026		200	205
7.750%, 09/01/2027		660	675
7.375%, 09/25/2032 (A)		200	193
United Kingdom Treasury Bill
0.237%, 04/09/2018 (H)	GBP	6,205	8,704
0.160%, 04/16/2018 (H)		2,500	3,506
Virgin Money Holdings UK
7.875%, VAR GBP Swap 5 Yr+5.790%, 10/31/2165		900	1,277
Zambia Government International Bond
8.970%, 07/30/2027		$240	253
5.375%, 09/20/2022		280	266

Total Sovereign Debt (Cost $140,243) ($ Thousands)			142,599

	Shares

COMMON STOCK — 10.7%
Consumer Discretionary — 1.3%
Advance Auto Parts Inc		369	44
Amazon.com Inc, Cl A *		1,844	2,669
Aptiv PLC *		1,217	103
AutoZone Inc *		128	83
Best Buy Inc		1,189	83
Booking Holdings Inc *		225	468
BorgWarner Inc		797	40
CarMax Inc *		740	46
Carnival Corp		1,919	126
CBS Corp, Cl B		1,647	85
Cengage Learning Holdings II Inc *		5,114	27
Charter Communications Inc, Cl A *		855	266
Chipotle Mexican Grill Inc, Cl A *		110	36
Comcast Corp, Cl A		21,099	721
Darden Restaurants Inc		503	43

228	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Discovery Communications, Cl A *	684	$15
Discovery Communications, Cl C *	1,539	30
DISH Network Corp, Cl A *	1,135	43
Dollar General Corp	1,192	111
Dollar Tree Inc *	1,093	104
DR Horton Inc	1,607	70
Expedia Group	571	63
Foot Locker Inc, Cl A	655	30
Ford Motor Co	18,179	201
Gap Inc	932	29
Garmin Ltd	581	34
General Motors Co	5,658	206
Genuine Parts Co	708	64
Goodyear Tire & Rubber Co	1,197	32
H&R Block Inc	1,034	26
Hanesbrands Inc	1,818	33
Harley-Davidson Inc, Cl A	659	28
Hasbro Inc	562	47
Hilton Worldwide Holdings	934	74
Home Depot Inc	5,327	949
Interpublic Group of Cos Inc	1,552	36
Kohl’s Corp	759	50
L Brands Inc	995	38
Leggett & Platt Inc	640	28
Lennar Corp, Cl A	1,314	77
LKQ Corp *	1,501	57
Lowe’s Cos Inc	3,768	331
Macy’s Inc	1,471	44
Marriott International, Cl A	1,352	184
Mattel Inc	1,637	22
McDonald’s Corp	3,630	568
MGM Resorts International	2,421	85
Michael Kors Holdings Ltd *	608	38
Mohawk Industries Inc *	303	70
Netflix Inc *	2,000	591
Newell Brands Inc, Cl B	2,275	58
News Corp	1,950	31
News Corp, Cl B	450	7
NIKE Inc, Cl B	5,939	395
Nordstrom Inc	555	27
Norwegian Cruise Line Holdings *	900	48
Omnicom Group	1,068	78
O’Reilly Automotive Inc *	396	98
PulteGroup Inc	1,166	34
PVH Corp	313	47
Ralph Lauren Corp, Cl A	275	31
Ross Stores Inc	1,728	135
Royal Caribbean Cruises Ltd	816	96
Starbucks Corp	6,404	371
Tapestry Inc	1,372	72
Target Corp, Cl A	2,537	176
Tiffany & Co	459	45

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Time Warner Inc	3,537	$335
TJX Inc	2,937	240
Tractor Supply Co	639	40
TripAdvisor Inc *	551	23
Twenty-First Century Fox, Cl A	4,916	180
Twenty-First Century Fox, Cl B	2,006	73
Ulta Beauty Inc *	281	57
Under Armour Inc, Cl A *	922	15
Under Armour Inc, Cl C *	920	13
VF Corp	1,477	109
Viacom Inc, Cl B	1,719	53
Walt Disney Co	6,924	695
Whirlpool Corp	323	49
Wyndham Worldwide Corp	460	53
Wynn Resorts Ltd	386	70
Yum! Brands Inc	1,521	129

		13,131

Consumer Staples — 0.8%
Altria Group Inc	8,764	546
Archer-Daniels-Midland Co	2,551	111
Brown-Forman Corp, Cl B	1,177	64
Campbell Soup Co	957	41
Church & Dwight Co Inc	1,020	51
Clorox Co	583	78
Coca-Cola Co	17,673	768
Colgate-Palmolive Co	3,956	284
Conagra Brands Inc	1,887	70
Constellation Brands Inc, Cl A	799	182
Costco Wholesale Corp	2,030	382
Coty Inc, Cl A	2,351	43
CVS Health Corp	4,638	288
Dr Pepper Snapple Group Inc	855	101
Estee Lauder Co, Cl A	1,047	157
General Mills Inc	2,600	117
Hershey Co	680	67
Hormel Foods Corp	1,346	46
JM Smucker Co	524	65
Kellogg Co	1,147	75
Kimberly-Clark Corp	1,637	180
Kraft Heinz Co	2,789	174
Kroger Co	4,120	99
McCormick & Co	548	58
Molson Coors Brewing Co, Cl B	772	58
Mondelez International Inc, Cl A	6,797	284
Monster Beverage Corp *	1,929	110
PepsiCo Inc	6,548	715
Philip Morris International	7,092	705
Procter & Gamble Co	11,487	911
Sysco Corp, Cl A	2,223	133
Tyson Foods Inc, Cl A	1,347	99
Walgreens Boots Alliance Inc	3,913	256

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	229

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Walmart Inc	6,598	$587

		7,905

Energy — 0.7%
Anadarko Petroleum Corp, Cl A	2,515	152
Andeavor	668	67
Apache Corp	1,761	68
Approach Resources Inc, Cl A *	45,286	118
Baker Hughes a GE Co	1,988	55
Breitburn Energy Partners *(E)(F)	62,847	–
Cabot Oil & Gas Corp	1,880	45
Chevron Corp	8,712	994
Cimarex Energy Co	475	44
Comstock Resources *	2	–
Concho Resources Inc *	723	109
ConocoPhillips	5,417	321
Devon Energy Corp	2,374	75
EOG Resources Inc	2,671	281
EQT Corp	1,165	55
Exxon Mobil Corp	19,468	1,453
Halliburton Co	4,067	191
Helmerich & Payne	533	35
Hess Corp	1,305	66
Kinder Morgan Inc	8,384	126
Marathon Oil Corp	4,091	66
Marathon Petroleum Corp	2,269	166
National Oilwell Varco Inc, Cl A	1,759	65
Newfield Exploration Co *	1,012	25
Noble Energy Inc	2,306	70
Occidental Petroleum Corp	3,555	231
ONEOK Inc	1,923	109
Phillips 66	1,884	181
Pioneer Natural Resources Co	818	141
Range Resources Corp	849	12
SandRidge Energy *	59,467	863
Schlumberger Ltd, Cl A	6,392	414
TechnipFMC PLC	1,998	59
Titan Energy *	13,743	15
Valero Energy Corp	1,928	179
Williams Cos Inc	3,868	96

		6,947

Financials — 1.6%
Affiliated Managers Group	225	43
Aflac Inc	3,450	151
Allstate Corp	1,572	149
American Express Co	3,286	307
American International Group	4,178	227
Ameriprise Financial Inc	721	107
Aon PLC	1,097	154
Arthur J Gallagher Co	877	60
Assurant Inc	273	25

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of America Corp	43,680	$1,310
Bank of New York Mellon Corp	4,676	241
BB&T Corp	3,483	181
Berkshire Hathaway Inc, Cl B *	8,839	1,763
BlackRock Inc	558	302
Brighthouse Financial Inc *	401	21
Capital One Financial Corp	2,243	215
Cboe Global Markets Inc	544	62
Charles Schwab Corp	5,409	282
Chubb	2,087	285
Cincinnati Financial Corp	726	54
Citigroup Inc	11,728	792
Citizens Financial Group	2,262	95
CME Group Inc	1,554	251
Comerica Inc	802	77
Discover Financial Services	1,633	118
E*TRADE Financial Corp *	1,226	68
Everest Re Group Ltd	166	43
Fifth Third Bancorp	3,263	104
Franklin Resources Inc	1,488	52
Goldman Sachs Group Inc	1,607	405
Hartford Financial Services Group	1,654	85
Huntington Bancshares Inc	4,948	75
Intercontinental Exchange Inc	2,713	197
Invesco Ltd	1,887	60
JPMorgan Chase & Co	15,687	1,725
KeyCorp	5,012	98
Leucadia National Corp	1,616	37
Lincoln National Corp	1,009	74
Loews Corp	1,276	63
M&T Bank Corp	700	129
Marsh & McLennan Cos	2,365	195
MetLife Inc	4,662	214
Moody’s Corp	801	129
Morgan Stanley	6,271	338
Nasdaq Inc, Cl A	569	49
Navient Corp	1,422	19
Northern Trust Corp	1,001	103
People’s United Financial	1,719	32
PNC Financial Services Group	2,140	324
Principal Financial Group, Cl A	1,213	74
Progressive Corp	2,665	162
Prudential Financial Inc	1,964	203
Raymond James Financial Inc	628	56
Regions Financial Corp	5,364	100
S&P Global Inc	1,180	225
State Street	1,634	163
SunTrust Banks Inc	2,217	151
SVB Financial Group, Cl B *	253	61
Synchrony Financial	3,400	114
T Rowe Price Group Inc	1,122	121
Torchmark Corp, Cl A	429	36

230	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travelers Cos Inc	1,204	$167
Unum Group	910	43
US Bancorp	7,165	362
Wells Fargo & Co	20,023	1,049
Willis Towers Watson PLC	652	99
XL Group Ltd	1,149	64
Zions Bancorporation	884	47

		15,187

Health Care — 1.5%
Abbott Laboratories	8,030	481
AbbVie Inc	7,275	689
Aetna Inc, Cl A	1,494	252
Agilent Technologies Inc	1,449	97
Alexion Pharmaceuticals Inc *	1,042	116
Align Technology Inc *	340	85
Allergan PLC	1,520	256
AmerisourceBergen Corp, Cl A	741	64
Amgen Inc, Cl A	3,056	521
Anthem Inc	1,198	263
Baxter International Inc	2,324	151
Becton Dickinson and Co	1,233	267
Biogen Inc *	954	261
Boston Scientific Corp *	6,418	175
Bristol-Myers Squibb Co	7,436	470
Cardinal Health Inc	1,437	90
Celgene Corp, Cl A *	3,455	308
Centene Corp *	781	83
Cerner Corp *	1,455	84
Cigna Corp	1,088	183
Cooper Inc, Cl A	239	55
Danaher Corp, Cl A	2,819	276
DaVita Inc *	612	40
DENTSPLY SIRONA Inc	1,112	56
Edwards Lifesciences Corp, Cl A *	994	139
Eli Lilly & Co	4,353	337
Envision Healthcare Corp *	559	21
Express Scripts Holding Co *	2,631	182
Gilead Sciences Inc	6,046	456
HCA Healthcare Inc	1,296	126
Henry Schein Inc *	634	43
Hologic Inc *	1,349	50
Humana Inc	628	169
IDEXX Laboratories Inc *	398	76
Illumina Inc *	660	156
Incyte Corp *	814	68
Intuitive Surgical Inc *	518	214
IQVIA Holdings Inc *	701	69
Johnson & Johnson	12,324	1,579
Laboratory Corp of America Holdings *	466	75
McKesson Corp	983	138
Medtronic PLC	6,253	502

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Merck Co Inc	12,379	$674
Mettler-Toledo International *	117	67
Mylan NV *	2,448	101
Nektar Therapeutics, Cl A *	763	81
PerkinElmer Inc	524	40
Perrigo Co PLC	599	50
Pfizer Inc	27,377	972
Quest Diagnostics Inc	623	63
Regeneron Pharmaceuticals *	348	120
ResMed Inc	683	67
Stryker Corp	1,496	241
Thermo Fisher Scientific Inc	1,821	376
UnitedHealth Group Inc	4,451	953
Universal Health Services, Cl B	355	42
Varian Medical Systems Inc *	372	46
Vertex Pharmaceuticals Inc *	1,173	191
Waters Corp *	363	72
Zimmer Biomet Holdings Inc	950	104
Zoetis Inc, Cl A	2,272	190

		14,173

Industrials — 1.1%
3M Co	2,721	597
Acuity Brands Inc	181	25
Alaska Air Group Inc	617	38
Allegion PLC	415	35
American Airlines Group Inc	1,988	103
AMETEK Inc	1,047	80
AO Smith Corp	649	41
Arconic Inc	1,864	43
Boeing Co	2,546	835
Caterpillar, Cl A	2,738	403
CH Robinson Worldwide Inc	674	63
Cintas Corp	387	66
CSX Corp	4,123	230
Cummins Inc	756	123
Deere & Co	1,492	232
Delta Air Lines Inc, Cl A	2,880	158
Dover Corp	724	71
Eaton Corp PLC	2,057	164
Emerson Electric Co	2,838	194
Equifax Inc	577	68
Expeditors International of Washington	721	46
Fastenal Co, Cl A	1,298	71
FedEx Corp	1,155	277
Flowserve Corp	668	29
Fluor Corp	675	39
Fortive Corp	1,384	107
Fortune Brands Home & Security	768	45
General Dynamics Corp	1,288	284
General Electric Co	40,037	540
Harris Corp	552	89

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	231

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Honeywell International Inc	3,476	$502
Huntington Ingalls Industries, Cl A	200	52
IHS Markit Ltd *	1,662	80
Illinois Tool Works	1,428	224
Ingersoll-Rand PLC	1,146	98
Jacobs Engineering Group Inc	586	35
JB Hunt Transport Services Inc	419	49
Johnson Controls International	4,333	153
Kansas City Southern	457	50
L3 Technologies Inc	353	73
Lockheed Martin Corp	1,130	382
Masco Corp	1,423	58
Nielsen Holdings PLC	1,634	52
Norfolk Southern Corp	1,261	171
Northrop Grumman Corp	787	275
PACCAR Inc	1,676	111
Parker-Hannifin Corp, Cl A	623	107
Pentair PLC	804	55
Quanta Services Inc *	739	25
Raytheon Co	1,336	288
Republic Services Inc	1,034	68
Robert Half International Inc	536	31
Rockwell Automation Inc	588	102
Rockwell Collins Inc	752	101
Roper Technologies Inc	463	130
Snap-on Inc	289	43
Southwest Airlines Co, Cl A	2,387	137
Stanley Black & Decker Inc	744	114
Stericycle Inc, Cl A *	410	24
Textron Inc	1,223	72
TransDigm Group Inc	216	66
Union Pacific Corp	3,583	482
United Continental Holdings *	1,147	80
United Parcel Service, Cl B	3,145	329
United Rentals Inc *	381	66
United Technologies Corp	3,390	427
Verisk Analytics Inc, Cl A *	743	77
Waste Management Inc	1,793	151
WW Grainger Inc	237	67
Xylem Inc	838	64

		10,567

Information Technology — 2.6%
Accenture PLC, Cl A	2,823	433
Activision Blizzard Inc	3,431	231
Adobe Systems Inc *	2,268	490
Advanced Micro Devices *	3,671	37
Akamai Technologies Inc *	751	53
Alliance Data Systems Corp	231	49
Alphabet Inc, Cl A *	1,371	1,422
Alphabet Inc, Cl C *	1,398	1,442
Amphenol Corp, Cl A	1,388	120

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Analog Devices Inc	1,730	$158
ANSYS Inc *	354	55
Apple Inc	23,280	3,906
Applied Materials Inc	4,864	270
Autodesk Inc, Cl A *	1,026	129
Automatic Data Processing	2,060	234
Broadcom Ltd	1,895	447
CA Inc	1,274	43
Cadence Design Systems Inc *	1,380	51
Cisco Systems Inc	21,973	942
Citrix Systems Inc *	626	58
Cognizant Technology Solutions, Cl A	2,734	220
Corning Inc, Cl B	4,057	113
CSRA Inc	725	30
DXC Technology Co	1,305	131
eBay Inc *	4,285	172
Electronic Arts Inc *	1,431	173
F5 Networks Inc, Cl A *	278	40
Facebook Inc, Cl A *	11,003	1,758
Fidelity National Information Services, Cl B	1,461	141
Fiserv Inc, Cl A *	1,962	140
FLIR Systems Inc	681	34
Gartner Inc *	442	52
Global Payments Inc	734	82
Hewlett Packard Enterprise	7,340	129
HP Inc	7,360	161
Intel Corp	21,516	1,121
International Business Machines Corp	3,906	599
Intuit Inc	1,133	196
IPG Photonics Corp *	180	42
Juniper Networks Inc	1,505	37
KLA-Tencor Corp	711	78
Lam Research Corp	755	153
Mastercard Inc, Cl A	4,202	736
Microchip Technology Inc	1,069	98
Micron Technology Inc *	5,238	273
Microsoft Corp	35,334	3,225
Motorola Solutions Inc	772	81
NetApp Inc	1,221	75
NVIDIA Corp	2,763	640
Oracle Corp, Cl B	13,921	637
Paychex Inc	1,437	89
PayPal Holdings Inc *	5,150	391
Qlik *(F)	3,600	–
Qlik, Cl A *(E)(F)	56	57
Qlik, Cl B *(E)(F)	13,812	–
Qorvo Inc *	515	36
QUALCOMM Inc	6,730	373
Red Hat Inc *	846	126
salesforce.com Inc *	3,145	366
Seagate Technology	1,326	78
Skyworks Solutions Inc	846	85

232	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Symantec Corp, Cl A	2,893	$75
Synopsys Inc *	715	60
Take-Two Interactive Software, Cl A *	549	54
TE Connectivity Ltd	1,641	164
Texas Instruments Inc	4,540	472
Total System Services Inc	790	68
VeriSign Inc *	341	40
Visa Inc, Cl A	8,222	984
Western Digital Corp	1,350	125
Western Union Co	1,834	35
Xerox Corp	1,042	30
Xilinx Inc	1,201	87

		25,732

Materials — 0.3%
Air Products & Chemicals Inc	1,014	161
Albemarle Corp	448	41
Avery Dennison Corp	356	38
Ball Corp	1,684	67
CF Industries Holdings Inc	1,135	43
DowDuPont Inc	10,775	686
Eastman Chemical Co	653	69
Ecolab Inc	1,215	166
FMC Corp	544	42
Freeport-McMoRan Inc, Cl B	6,259	110
International Flavors & Fragrances	320	44
International Paper Co	1,891	101
LyondellBasell Industries, Cl A	1,512	160
Martin Marietta Materials, Cl A	303	63
Monsanto Co	1,976	231
Mosaic Co	1,663	40
Newmont Mining Corp	2,528	99
Nucor Corp	1,430	87
Packaging Corp of America	383	43
PPG Industries Inc	1,175	131
Praxair Inc	1,338	193
Sealed Air Corp	789	34
Sherwin-Williams Co, Cl A	387	152
Vulcan Materials	596	68
WestRock Co	1,156	74

		2,943

Real Estate — 0.3%
Alexandria Real Estate Equities ‡	455	57
American Tower, Cl A ‡	2,026	294
Apartment Investment & Management, Cl A ‡	754	31
AvalonBay Communities Inc ‡	678	112
Boston Properties Inc ‡	701	86
CBRE Group, Cl A *	1,443	68
Crown Castle International Corp ‡	1,914	210
Digital Realty Trust Inc, Cl A ‡	959	101
Duke Realty Corp ‡	1,775	47

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equinix Inc ‡	368	$154
Equity Residential ‡	1,738	107
Essex Property Trust Inc ‡	313	75
Extra Space Storage Inc ‡	615	54
Federal Realty Investment Trust ‡	361	42
GGP Inc ‡	2,957	60
HCP Inc ‡	2,289	53
Host Hotels & Resorts Inc ‡	3,427	64
Iron Mountain Inc ‡	1,253	41
Kimco Realty Corp ‡	2,124	31
Macerich Co ‡	575	32
Mid-America Apartment Communities ‡	457	42
Prologis Inc ‡	2,494	157
Public Storage ‡	698	140
Realty Income Corp ‡	1,359	70
Regency Centers Corp ‡	713	42
SBA Communications Corp, Cl A *‡	545	93
Simon Property Group Inc ‡	1,447	223
SL Green Realty Corp ‡	411	40
UDR Inc ‡	1,335	48
Ventas Inc ‡	1,615	80
Vornado Realty Trust ‡	839	56
Welltower Inc ‡	1,746	95
Weyerhaeuser Co ‡	3,478	122

		2,927

Telecommunication Services — 0.2%
AT&T Inc	28,001	998
CenturyLink Inc	4,488	74
Verizon Communications Inc	18,834	901

		1,973

Utilities — 0.3%
AES Corp	3,142	36
Alliant Energy Corp	1,137	46
Ameren Corp	1,193	68
American Electric Power	2,302	158
American Water Works Co Inc	815	67
CenterPoint Energy Inc	2,092	57
CMS Energy Corp	1,278	58
Consolidated Edison Inc	1,401	109
Dominion Energy Inc	3,007	203
DTE Energy Co	814	85
Duke Energy Corp	3,188	247
Edison International	1,559	99
Entergy Corp	832	65
Eversource Energy	1,437	85
Exelon Corp	4,472	174
FirstEnergy Corp	2,047	70
NextEra Energy Inc	2,176	355
NiSource Inc	1,591	38
NRG Energy Inc	1,306	40

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	233

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PG&E Corp	2,346	$103
Pinnacle West Capital	557	44
PPL Corp	3,145	89
Public Service Enterprise Group	2,325	117
SCANA Corp	713	27
Sempra Energy	1,158	129
Southern Co	4,656	208
WEC Energy Group Inc	1,451	91
Xcel Energy Inc	2,326	106

		2,974

Total Common Stock (Cost $81,370) ($ Thousands)		104,459

	Face Amount (Thousands)

LOAN PARTICIPATIONS — 9.5%
AABS, Bridge Term Loan
4.875%, 01/15/2038	$462	462
Accuride Corp., Term Loan B, 1st Lien
6.943%, 11/17/2023	400	404
Acosta (fka Acosta Holdco), Dollar Revolving Credit Loan, 1st Lien
4.961%, VAR LIBOR+3.250%, 09/26/2019 (F)	222	177
Acosta RC, 1st Lien
6.750%, 09/26/2019	89	71
Acosta, (fka Acosta Holdco), Multicurrency Revolving Credit Loan, 1st Lien
5.072%, VAR LIBOR+3.250%, 09/26/2019 (F)	667	530
Advanced Integration Technology LP, Term B-1 Loan, 1st Lien
6.398%, VAR LIBOR+4.750%, 04/03/2023 (F)	242	243
Affordable Care Holding, Term B Loan, 2nd Lien
6.404%, VAR LIBOR+4.750%, 10/24/2022 (F)	980	980
AI Agua Merger (Culligan), Term Loan B-1, 1st Lien
4.838%, 12/13/2023	250	251
Air Newco LLC, Initial Term Loan, 2nd Lien
11.373%, VAR LIBOR+9.500%, 01/31/2023	750	735
Altice Financing S.A., March 2017 Refinancing Term Loan, 1st Lien
4.470%, VAR LIBOR+2.750%, 07/15/2025	871	852
American Renal Associates, Term Loan, 1st Lien
4.898%, VAR LIBOR+3.250%, 06/22/2024	943	942

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Anaren, Inc., Term Loan
6.802%, VAR LIBOR+4.500%, 02/18/2021 (F)	$460	$459
Anaren, Term Loan, 2nd Lien
10.552%, VAR LIBOR+8.250%, 08/18/2021	500	500
Arby’s Restaurant Group, Inc., Term Loan B, 1st Lien
4.936%, 01/17/2025	450	455
Arctic Long Carriers, Term Loan, 1st Lien
6.148%, VAR LIBOR+4.500%, 05/18/2023	328	331
ASP Chromaflo Intermediate Holdings, Initial Tranche B-1 Term Loan, 1st Lien
5.377%, VAR LIBOR+4.000%, 11/20/2023	172	173
ASP Chromaflo Intermediate Holdings, Initial Tranche B-2 Term Loan, 1st Lien
5.148%, VAR LIBOR+4.000%, 11/20/2023	224	225
Aspect Software, Inc., Term Loan
12.148%, VAR LIBOR+10.500%, 05/25/2020	501	499
Atlas, Term Loan, 1st Lien
4.875%, 12/15/2039	988	988
Audio Visual Services, Term Loan, 1st Lien
5.256%, 02/21/2025	350	351
Avantor Performance Materials, Term Loan, 1st Lien
5.648%, 09/20/2024	200	202
Avolon Borrower 1 (US) LLC, Initial Term Loan B-2, 1st Lien
4.072%, VAR LIBOR+2.750%, 03/21/2022	695	695
Belk, Closing Date Term Loan, 1st Lien
6.458%, VAR LIBOR+4.750%, 12/12/2022	78	67
Big River Steel LLC, Closing Date Term Loan, 1st Lien
7.302%, VAR LIBOR+5.000%, 08/23/2023 (F)	100	101
Bioplan USA (Tripolis US LLC), Initial Term Loan, 1st Lien
6.398%, VAR LIBOR+4.750%, 09/23/2021	459	439
BJ’s Wholesale Club, Cov-Lite, Term Loan B, 1st Lien
5.191%, VAR LIBOR+3.750%, 02/03/2024	2,655	2,651
BJ’s Wholesale Club, Initial Term Loan, 1st Lien
9.191%, VAR LIBOR+7.500%, 02/03/2025	875	876

234	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
BMC Software Finance, Inc., Initial B-2 US Term Loan
5.127%, VAR LIBOR+3.250%, 09/10/2022	$1,219	$1,225
Cengage Learning, Inc., 2016 Refinancing Term Loan
6.036%, VAR LIBOR+4.250%, 06/07/2023	3,072	2,790
Checkout Holding Corp., Term B Loan
5.377%, VAR LIBOR+3.500%, 04/09/2021	–	–
Clarion (Comet Bidco), 1st Lien, Term Loan B
0.000%, 10/31/2024 (K)	200	197
CPG International LLC (fka CPG International), New Term Loan, 1st Lien
5.593%, VAR LIBOR+3.750%, 05/05/2024	397	400
CPI Acquisition, Term Loan, 1st Lien
6.358%, VAR LIBOR+4.500%, 08/17/2022	249	170
Crosby US Acquisition Corp., Initial Term Loan, 1st Lien
4.904%, VAR LIBOR+3.000%, 11/23/2020	1,882	1,847
Crown Finance US, Inc., Initial Dollar Tracnhe Term Loan
4.377%, 02/28/2025	1,550	1,547
CSC Holdings, LLC (fka CSC Holdings, Inc.), January 2018 Incremental Term Loan
4.277%, 01/12/2026	1,500	1,500
CTI Foods Holding Co., LLC, Term Loan, 2nd Lien
8.900%, VAR LIBOR+7.250%, 06/28/2021	350	259
CTI Foods Holding LLC, Term Loan, 1st Lien
5.150%, VAR LIBOR+3.500%, 06/29/2020	663	599
DAE Aviation Holdings, Initial Term Loan, 1st Lien
5.630%, VAR LIBOR+3.750%, 07/07/2022	1,255	1,265
Dimora Brands, Initial Term Loan, 1st Lien
5.648%, VAR LIBOR+4.000%, 08/24/2024 (F)	200	199
Diversey, Term Loan, 1st Lien
4.654%, 09/06/2024	1,000	998
Diversitech Holdings Term Loan B, 1st Lien
4.670%, 06/03/2024	275	276
DJO Finance LLC, Initial Term Loan, 1st Lien
4.945%, VAR LIBOR+3.250%, 06/08/2020	220	221

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DJO Finance LLC, Term Loan, 1st Lien
5.127%, VAR LIBOR+3.250%, 06/08/2020	$216	$217
EIG Investors, Term Loan, 1st Lien
5.956%, VAR LIBOR+4.000%, 02/09/2023	1,357	1,366
Endo Luxembourg Finance Company I SARL, Initial Term Loan, 1st Lien
6.188%, 04/29/2024	550	548
EnergySolutions LLC (aka Envirocare of Utah, LLC), Term Advance, 1st Lien
6.450%, VAR LIBOR+4.750%, 05/29/2020	1,891	1,915
Epicor Software, Cov-Lite, Term Loan, 1st Lien
5.130%, VAR LIBOR+3.750%, 06/01/2022	1,878	1,885
Euro Garages/EG Group Term Loan B, 1st Lien
0.000%, 02/07/2025 (K)	400	399
Exgen Texas Power LLC, Term Loan, 1st Lien
6.083%, VAR LIBOR+4.750%, 09/18/2021	498	304
GALLS LLC, 1st Lien
8.022%, 01/31/2020 (E)(F)	21	20
GALLS LLC, 1st Lien Term Loan
8.022%, 01/31/2025 (E)(F)	283	280
Gates Global LLC, Initial B-2 Dollar Term Loan
4.443%, 04/01/2024	482	485
Getty Images, Initial Term Loan, 1st Lien
5.193%, VAR LIBOR+3.500%, 10/18/2019	3,443	3,291
GlobalLogic, Term Loan B, 1st Lien
5.443%, 06/20/2022	238	239
GOBP Holdings, Incremental Term Loan
5.193%, VAR LIBOR+3.500%, 10/21/2021	852	855
Graftech International Ltd., Initial Term Loan, 1st Lien
5.240%, 01/31/2025	400	400
Hanger, Inc., Term Loan B, 1st Lien
5.377%, 02/28/2025	500	500
Hardware Holdings LLC, Cov-Lite, Term Loan, 1st Lien
8.377%, VAR LIBOR+6.500%, 03/30/2020 (F)(M)	818	793
Hayward Industries, Initial Loan, 1st Lien
9.898%, VAR LIBOR+8.250%, 07/18/2025 (F)	250	248
Hayward Industries, Initial Term Loan, 1st Lien
5.148%, VAR LIBOR+3.500%, 08/05/2024	349	350

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	235

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Healthchannels, 1st Lien, Term Loan
0.000%, 03/27/2025 (K)	$300	$300
Hoffmaster Group, Initial Term Loan, 1st Lien
6.193%, VAR LIBOR+4.500%, 11/21/2023	248	250
IHC Holding, Incremental Term Loan, 1st Lien
8.350%, 04/30/2021 (E)(F)	230	228
IHC Holding, Term Loan, 1st Lien
8.443%, 04/30/2021 (E)(F)	1,186	1,177
IHeartCommunications (fka Clear Channel Communications), Term Loan, 1st Lien
6.450%, VAR LIBOR+4.750%, 06/21/2022 (F)	199	185
Immucor, Term B-3 Loan, 1st Lien
7.302%, VAR LIBOR+5.000%, 06/15/2021	448	458
Insight Fourth Hospitality, Term Loan, 1st Lien
7.250%, 07/15/2021 (E)(F)	1,000	1,390
Intrawest ULC, Term Loan, 1st Lien
4.898%, VAR LIBOR+3.250%, 07/31/2024	683	686
Invenergy Thermal Operating I LLC, Term Loan, 1st Lien
7.802%, VAR LIBOR+5.500%, 10/19/2022 (F)(M)	1,373	1,301
Invictus, 1st Lien Term Loan
0.000%, 02/14/2025 (K)	200	201
Jazz Acquisition, Revolving Loan, 1st Lien
5.148%, VAR LIBOR+3.500%, 06/19/2019 (F)	180	169
Kronos, Cov-Lite, Term Loan, 1st Lien
4.880%, VAR LIBOR+3.500%, 11/01/2023	396	398
Landesk Group, Cov-Lite, Term Loan B, 1st Lien
6.130%, VAR LIBOR+4.250%, 01/20/2024	591	580
Liberty Cablevision of Puerto Rico LLC (fka San Juan Cable, LLC), Term B Loan, 1st Lien
5.220%, VAR LIBOR+3.500%, 01/07/2022	425	412
Lineage Logistics LLC Term Loan
4.631%, 02/16/2025	400	399
LYTC Inc, 1st Lien Term Loan
0.549%, 08/31/2023 (E)(F)	116	114
Lytx, Term Loan, 1st Lien
8.443%, 08/31/2023 (E)(F)	520	508
Market Track, Cov-Lite, 1st Lien
5.943%, VAR LIBOR+4.250%, 06/05/2024 (F)	299	298

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
McGraw-Hill Global Education Holdings LLC, Cov-Lite, Term Loan B, 1st Lien
5.877%, VAR LIBOR+4.000%, 05/04/2022	$1,041	$1,027
Men’s Wearhouse, 1st Lien Term Loan
5.313%, VAR LIBOR+3.500%, 06/18/2021	119	119
Men’s Wearhouse, Tranche B Term Loan, 1st Lien
5.188%, VAR LIBOR+3.500%, 06/18/2021	313	313
Meredith Corporation, Term Loan, 1st Lien
4.877%, VAR LIBOR+3.000%, 01/31/2025	1,200	1,207
MH Sub (Internet Brands), Term Loan, 1st Lien
5.527%, 09/13/2024	299	299
Misys Ltd, Cov-Lite, Term Loan B, 1st Lien
5.484%, VAR LIBOR+3.500%, 06/13/2024	2,836	2,832
MRP Generation Holdings LLC, Term Loan, 1st Lien
9.302%, VAR LIBOR+7.000%, 10/18/2022 (F)	494	476
Murray Energy Corporation, Term B-2 Loan, 1st Lien
9.552%, VAR LIBOR+7.250%, 04/16/2020	725	613
Navistar, Inc., Tranche B Term Loan, 1st Lien
5.210%, 11/01/2024	550	553
Neiman Marcus Group LTD LLC, Other Term Loan, 1st Lien
4.941%, VAR LIBOR+3.250%, 10/25/2020	2,308	1,989
NEP/NCP Holdco, Amendment No. 4 Incremental Term Loan, 2nd Lien
4.898%, VAR LIBOR+3.250%, 07/21/2022	2,431	2,438
NEP/NCP Holdco, New Term Loan, 2nd Lien
8.740%, VAR LIBOR+7.000%, 01/23/2023	412	413
NES Global Talent Finance U.S. LLC, Term Loan, 1st Lien
7.272%, VAR LIBOR+5.500%, 10/03/2019 (F)	808	796
Opal Acquisition, First Lien
5.695%, 11/27/2020	378	361
Opal Acquisition, Term Loan B, 1st Lien
5.693%, VAR LIBOR+4.000%, 11/27/2020	467	446
Optiv, Cov-Lite, Term Loan, 1st Lien
5.125%, VAR LIBOR+3.250%, 02/01/2024	643	620

236	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Palermo Finance Corp Tritech, 1st Lien
6.222%, 04/17/2023 (E)(F)	$1	$1
Palermo Finance Corp Tritech, Term Loan, 1st Lien
6.222%, 04/17/2023 (E)(F)	546	541
Panda Temple Power II LLC, Construction Term Loan Advance, 1st Lien
7.693%, VAR LIBOR+6.000%, 04/03/2019 (F)	199	183
Park Place Technologies, 1st Lien
0.000%, 03/21/2025 (K)	200	200
Peak, Term Loan B, 1st Lien
5.802%, 08/01/2024	299	300
Pelican Products, Term Loan, 1st Lien
5.943%, VAR LIBOR+4.250%, 04/10/2020	247	248
PetSmart, Inc., Tranche B-2 Loan, 1st Lien
4.680%, VAR LIBOR+3.000%, 03/11/2022	1,687	1,350
Planview, Term Loan, 1st Lien
6.900%, 01/18/2023 (E)(F)	695	688
Pregis, Cov-Lite, Term Loan, 1st Lien
5.802%, VAR LIBOR+3.500%, 05/20/2021	333	333
5.193%, VAR LIBOR+3.500%, 05/20/2021	87	87
Prince, 1st Lien Term Loan
0.000%, 03/21/2025 (K)	200	201
Prowler Acquisition Corp., Term Loan, 1st Lien
6.343%, VAR LIBOR+4.500%, 01/28/2020 (F)	264	255
Reddy Ice, Term Loan B, 1st Lien
7.250%, VAR US LIBOR+5.500%, 04/01/2019	333	332
Reddy Ice, Term Loan B, 2nd Lien
11.200%, VAR LIBOR+9.500%, 11/01/2019	225	209
Rise, Term Loan A
4.750%, 02/12/2039	1,767	1,769
Robertshaw US HOlding, Term Loan B, 1st Lien
5.188%, 02/14/2025	755	761
Sears Holdings, Term Loan, 1st Lien
6.202%, 01/19/2020	208	207
Severin Acquisition, Term Loan, 1st Lien
6.400%, 07/30/2021	992	990
Shearer’s Foods LLC, 2015 Incremental Term Loan, 1st Lien
5.943%, VAR LIBOR+4.250%, 06/30/2021	148	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Shearer’s Foods LLC, Term Loan, 2nd Lien
8.443%, VAR LIBOR+6.750%, 06/30/2022 (F)	$825	$761
5.631%, VAR LIBOR+3.938%, 06/30/2021	738	736
Sky Bet, Term Loan B, 1st Lien
4.771%, 07/26/2024	598	859
Spring Industries, Term Loan, 1st Lien
8.148%, 06/01/2021 (E)(F)	591	591
SS&C Technologies, Cov-Lite, Term Loan B, 1st Lien
0.000%, 02/27/2025 (K)	4,695	4,717
SS&C Technologies, Cov-Lite, Term Loan B4, 1st Lien
0.000%, 02/28/2028 (K)	1,515	1,521
Staples, Inc., Closing Date Term Loan
5.787%, VAR LIBOR+4.000%, 09/12/2024	773	765
Superior Vision/Davis Vision, Term Loan B, 1st Lien
4.664%, 11/01/2024	1,000	995
Techem, Term Loan B, 1st Lien
3.000%, 10/02/2024	650	799
Thermasys, Term Loan, 1st Lien
5.705%, VAR LIBOR+4.000%, 05/03/2019	333	322
TIBCO Software, Term Loan B-1, 1st Lien
5.380%, VAR LIBOR+3.500%, 12/04/2020	1,940	1,946
Toys ‘R’ US-Delaware, Cov-Lite, Initial Term Loan, 1st Lien
8.100%, VAR LIBOR+7.500%, 01/22/2019	100	100
Truck Hero, Initial Term Loan, 1st Lien
6.223%, VAR LIBOR+4.000%, 04/22/2024	508	510
Univar USA Inc., Term B-3 Loan, 1st Lien
4.377%, 07/01/2024	1,780	1,791
USI, Inc. (fka Compass Investors Inc.), 2017 New Term Loan, 1st Lien
4.693%, 05/16/2024	1,000	1,002
Vantiv, Term Loan A, 1st Lien
3.777%, 01/16/2023	400	402
Vencore (fka SI Organization), Initial Term Loan, 1st Lien
6.443%, VAR LIBOR+4.750%, 11/23/2019	793	795
Viewpoint, Term Loan, 1st Lien
5.943%, 07/19/2024 (F)	200	200
Viva Alamo LLC, Initial Term Loan, 1st Lien
6.010%, VAR LIBOR+4.250%, 02/22/2021	98	97

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	237

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Total Loan Participations (Cost $94,491) ($ Thousands)		$93,515

MORTGAGE-BACKED SECURITIES — 8.7%
Agency Mortgage-Backed Obligations — 1.2%
FHLMC CMO, Ser 2014-4320, Cl SD, IO
4.323%, VAR LIBOR USD 1 Month+6.100%, 07/15/2039	$679	93
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
6.022%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	420	454
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
6.672%, VAR ICE LIBOR USD 1 Month+4.800%, 05/25/2028	610	713
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M3
6.872%, VAR ICE LIBOR USD 1 Month+5.000%, 12/25/2028	250	291
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M3
5.672%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2029	300	335
FNMA
3.100%, 02/01/2028	1,000	989
3.000%, 02/01/2057	1,944	1,881
2.990%, 02/01/2028	1,300	1,273
FNMA CMO, Ser 2012-115, Cl DS, IO
4.229%, VAR LIBOR USD 1 Month+6.100%, 10/25/2042	898	154
FNMA CMO, Ser 2013-130, Cl SN, IO
4.779%, VAR LIBOR USD 1 Month+6.650%, 10/25/2042	3,229	503
FNMA CMO, Ser 2015-30, Cl SJ, IO
3.729%, VAR LIBOR USD 1 Month+5.600%, 05/25/2045	1,125	156
FNMA CMO, Ser 2016-69, Cl BS, IO
4.229%, VAR LIBOR USD 1 Month+6.100%, 10/25/2046	1,646	214
GNMA CMO, Ser 2010-35, Cl UI, IO
5.000%, 03/20/2040	1,374	302
GNMA CMO, Ser 2010-9, Cl XD, IO
4.814%, VAR LIBOR USD 1 Month+6.600%, 01/16/2040	3,659	593
GNMA CMO, Ser 2011-51, Cl DS, IO
4.828%, VAR LIBOR USD 1 Month+6.650%, 04/20/2041	563	95
GNMA CMO, Ser 2013-124, Cl CS, IO
4.228%, VAR LIBOR USD 1 Month+6.050%, 08/20/2043	379	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2014-117, Cl SJ, IO
3.778%, VAR LIBOR USD 1 Month+5.600%, 08/20/2044	$1,095	$148
GNMA CMO, Ser 2014-133, Cl NI, IO
5.000%, 09/20/2044	632	143
GNMA CMO, Ser 2014-158, Cl SA, IO
3.814%, VAR LIBOR USD 1 Month+5.600%, 10/16/2044	512	65
GNMA CMO, Ser 2015-110, Cl MS, IO
3.888%, VAR LIBOR USD 1 Month+5.710%, 08/20/2045	635	82
GNMA CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	4,679	753
GNMA CMO, Ser 2015-126, Cl IQ, IO
4.000%, 09/20/2045	1,266	214
GNMA CMO, Ser 2015-126, Cl IM, IO
4.000%, 09/20/2045	1,266	213
GNMA CMO, Ser 2015-168, Cl IP, IO
4.000%, 11/20/2045	2,310	316
GNMA CMO, Ser 2015-57, Cl AS, IO
3.778%, VAR LIBOR USD 1 Month+5.600%, 04/20/2045	4,352	546
GNMA CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	3,052	513
GNMA CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	1,716	252

		11,349

Non-Agency Mortgage-Backed Obligations — 7.5%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
2.112%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2037	944	810
American Home Mortgage Assets Trust, Ser 2007-1, Cl A1
1.983%, VAR 12 Month Treas Avg+0.700%, 02/25/2047	4,201	2,710
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
2.272%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2046	1,333	1,289
Bancorp Commercial Mortgage Trust, Ser 2018-CR3, Cl A
2.627%, VAR LIBOR USD 1 Month+0.850%, 01/15/2033 (A)	1,200	1,200
BCAP Trust, Ser 2006-AA2, Cl A1
2.042%, VAR ICE LIBOR USD 1 Month+0.170%, 01/25/2037	717	677
BCAP Trust, Ser 2007-AA2, Cl 2A7
6.000%, 04/25/2037	871	747
Capmark Military Housing Trust, Ser 2007- AET2, Cl A
6.063%, 10/10/2052 (A)	964	988

238	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A3
6.000%, 07/25/2037	$1,379	$1,231
CIM Trust, Ser 2017-2, Cl A1
3.664%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2057 (A)	3,545	3,583
CIM Trust, Ser 2018-R2, Cl A1
3.600%, 08/25/2057	3,100	3,099
Citigroup Commercial Mortgage Trust, Ser 2016-SMPL, Cl E
4.509%, 09/10/2031 (A)	2,000	1,988
FirstKey Master Funding, Ser 2017-R1, Cl A6
1.890%, VAR ICE LIBOR USD 1 Month+0.220%, 11/03/2041 (A)(F)	2,100	2,042
FirstKey Master Funding, Ser 2017-R1, Cl M4
1.890%, VAR ICE LIBOR USD 1 Month+0.220%, 11/03/2041 (A)(F)	1,750	1,586
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
6.122%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	180	204
GAHR Commercial Mortgage Trust, Ser 2015-NRF, Cl GFX
3.382%, 12/15/2034 (A)(D)	3,177	3,107
GE Business Loan Trust, Ser 2007-1, Cl C
2.227%, VAR LIBOR USD 1 Month+0.450%, 04/16/2035 (A)	767	709
GreenPoint Mortgage Funding Trust, Ser 2005-AR1, Cl A2
2.312%, VAR ICE LIBOR USD 1 Month+0.440%, 06/25/2045 (F)	552	526
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
2.162%, VAR ICE LIBOR USD 1 Month+0.290%, 02/25/2036	1,388	1,333
GS Mortgage Securities Trust, Ser 2014-GSFL, Cl D
5.011%, VAR LIBOR USD 1 Month+3.900%, 07/15/2031 (A)	673	676
GS Mortgage Securities Trust, Ser 2017-STAY, Cl E
3.927%, VAR LIBOR USD 1 Month+2.150%, 07/15/2032 (A)	1,000	995
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR6, Cl 1A1A
2.203%, VAR 12 Month Treas Avg+0.920%, 06/25/2046	2,426	2,250
Ladder Capital Commercial Mortgage Trust, Ser 2017-FL1, Cl D
5.386%, VAR LIBOR USD 1 Month+3.600%, 09/15/2034 (A)	1,000	1,002

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Lehman XS Trust, Ser 2006-16N, Cl A31
2.082%, VAR ICE LIBOR USD 1 Month+0.210%, 11/25/2046	$1,739	$1,631
Lehman XS Trust, Ser 2006-10N, Cl 1A3A
2.082%, VAR ICE LIBOR USD 1 Month+0.210%, 07/25/2046	901	869
Lehman XS Trust, Ser 2006-16N, Cl A4A
2.062%, VAR ICE LIBOR USD 1 Month+0.190%, 11/25/2046	2,542	2,479
LSTAR Securities Financing Vehicle
4.164%, 04/01/2020	3,907	3,910
LSTAR Securities Investment Trust, Ser 2017-6, Cl A
3.637%, VAR ICE LIBOR USD 1 Month+1.750%, 09/01/2022 (A)	2,913	2,913
LSTAR Securities Investment, Ser 2017-3, Cl A1
3.887%, VAR ICE LIBOR USD 1 Month+2.000%, 04/01/2022 (A)	2,018	2,021
LSTAR Securities Investment, Ser 2017-8, Cl A
3.537%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	3,312	3,309
LSTAR Securities Investment, Ser 2017-9, Cl A
3.437%, VAR ICE LIBOR USD 1 Month+1.550%, 12/01/2022 (A)	4,495	4,444
Luminent Mortgage Trust, Ser 2006-2, Cl A1A
2.072%, VAR ICE LIBOR USD 1 Month+0.200%, 02/25/2046 (F)	3,561	2,878
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
3.512%, 06/26/2036 (A)	611	516
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
0.732%, VAR ICE LIBOR USD 1 Month+0.430%, 03/26/2036 (A)	794	764
PFP III, Ser 2017-3, Cl C
4.277%, VAR LIBOR USD 1 Month+2.500%, 01/14/2035 (A)	1,000	1,004
RALI Series Trust, Ser 2006-QO2, Cl A2
2.161%, VAR ICE LIBOR USD 1 Month+0.270%, 02/25/2046	1,726	774
RALI Series Trust, Ser 2006-QO3, Cl A1
2.082%, VAR ICE LIBOR USD 1 Month+0.210%, 04/25/2046	1,870	924
RALI Series Trust, Ser 2006-QO6, Cl A2
2.102%, VAR ICE LIBOR USD 1 Month+0.230%, 06/25/2046	2,298	1,025
RALI Series Trust, Ser 2006-QO8, Cl 1A3A
2.072%, VAR ICE LIBOR USD 1 Month+0.200%, 10/25/2046	1,175	1,088
RALI Series Trust, Ser 2007-QO2, Cl A1
2.022%, VAR ICE LIBOR USD 1 Month+0.150%, 02/25/2047	1,316	851

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	239

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Resource Capital, Ser 2015-CRE3, Cl D
5.786%, VAR LIBOR USD 1 Month+4.000%, 03/15/2032 (A)	$540	$540
Resource Capital, Ser 2015-CRE4, Cl B
4.786%, VAR LIBOR USD 1 Month+3.000%, 08/15/2032 (A)	1,000	1,001
Resource Capital, Ser 2017-CRE5, Cl B
3.786%, VAR LIBOR USD 1 Month+2.000%, 07/15/2034 (A)	948	947
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 2A1
2.172%, VAR ICE LIBOR USD 1 Month+0.300%, 10/25/2035	804	792
TPG Real Estate Finance Issuer, Ser 2018-FL1, Cl C
3.686%, VAR LIBOR USD 1 Month+1.900%, 02/15/2035 (A)	1,000	1,002
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR9, Cl 2A
2.123%, VAR 12 Month Treas Avg+0.840%, 11/25/2046	6,086	5,121
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
3.737%, 06/25/2035 (D)	349	357

		73,912

Total Mortgage-Backed Securities (Cost $83,564) ($ Thousands)		85,261

COMMERCIAL PAPER (H) — 1.2%
Intel
1.831%, 04/12/2018 (A)	6,300	6,295
Unilever Capital
1.782%, 04/09/2018 (A)	6,000	5,997

Total Commercial Paper (Cost $12,294) ($ Thousands)		12,292

	Shares

EXCHANGE TRADED FUNDS — 0.4%

Energy — 0.1%
Guggenheim Solar ETF	51,736	1,271

Exchange Traded Product — 0.3%
iShares China Large-Cap ETF	20,287	958
iShares MSCI Brazil ETF	22,794	1,023

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS (continued)
iShares MSCI Chile ETF	19,159	$1,016

Total Exchange Traded Funds (Cost $3,849) ($ Thousands)		4,268

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.4%
Illinois — 0.1%
Illinois State, GO
7.350%, 07/01/2035	$225	246
5.100%, 06/01/2033	645	604

		850

North Carolina — 0.1%
North Carolina State, Education Assistance Authority, Ser A-3, RB
2.645%, 10/25/2041 (M)	1,250	1,246

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (G)	880	374
Puerto Rico Commonwealth, Ser B, GO
Callable 07/01/2019 @ 100
6.000%, 07/01/2039 (G)	35	16
Puerto Rico, Sales Tax Financing,
Sales Tax Revenue, RB
5.250%, 08/01/2057 (G)	350	212
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A, RB
Callable 08/01/2018 @ 100
6.130%, 08/01/2028 (G)	15	9
6.130%, 08/01/2029 (G)	10	6
6.130%, 08/01/2030 (G)	40	24
6.130%, 08/01/2037 (G)	40	24
6.130%, 08/01/2038 (G)	75	45
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser B, RB
6.050%, 08/01/2036 (G)	150	90
6.050%, 08/01/2037 (G)	30	18
6.050%, 08/01/2039 (G)	15	9
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
5.000%, 08/01/2021 (G)	10	6
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser C, RB
6.000%, 08/01/2031 (G)	135	81
6.000%, 08/01/2032 (G)	35	21
6.000%, 08/01/2038 (G)	120	72

240	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax
Revenue, Ser C, RB Callable 08/01/2019 @ 100
5.750%, 08/01/2057 (G)	$5	$3
Puerto Rico, Sales Tax Financing, Sales Tax
Revenue, Ser C, RB Callable 08/01/2021 @ 100
5.250%, 08/01/2040 (G)	85	50
5.000%, 08/01/2040 (G)	80	47
5.000%, 08/01/2046 (G)	25	14
Puerto Rico, Sales Tax Financing, Sales Tax
Revenue, Ser D, RB Callable 08/01/2021 @ 100
4.850%, 08/01/2036 (G)	10	5
Puerto Rico, Sales Tax Financing, Sales Tax
Revenue, Sub-Ser A, RB Callable 08/01/2019 @ 100
6.500%, 08/01/2044 (G)	1,020	240
5.750%, 08/01/2037 (G)	240	56
5.500%, 08/01/2028 (G)	5	1
Puerto Rico, Sales Tax Financing, Sales Tax
Revenue, Sub-Ser A, RB Callable 02/01/2020 @ 100
5.500%, 08/01/2037 (G)	15	4
5.375%, 08/01/2039 (G)	210	49
Puerto Rico, Sales Tax Financing, Sales Tax
Revenue, Sub-Ser A-1, RB Callable 08/01/2021 @ 100
5.000%, 08/01/2043 (G)	20	5

		1,481

Total Municipal Bonds (Cost $4,140) ($ Thousands)		3,577

	Shares
PREFERRED STOCK — 0.2%
Financials — 0.1%
Delphi Financial Group, 5.029%	20,807	479
GSC Partners Fund V, Ser 2004-5I, 0.000% *(F)	100	–

		479

Industrials — 0.1%
Seaspan, 6.375%	50,289	1,279

Total Preferred Stock (Cost $1,758) ($ Thousands)		1,758

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BOND — 0.0%
Mirabela Nickel CV to 5.9242 9.500%, 06/24/2019 (A)(F)(G)	$167	$36

Total Convertible Bond (Cost $168) ($ Thousands)		36

REPURCHASE AGREEMENTS — 0.9%
Barclays
0.500%, dated 12/31/2049, total market value $526,875 (N)	527	527
FNMA
1.900%, dated 04/03/2018, total market value $3,400,000 (N)	3,400	3,400
Owens Corning Borrow
2.177%, dated 12/31/2049, total market value $810,165 (N)	810	810
Seagate Borrow
0.750%, total market value $246,250 (N)	246	246
Seagate Borrow
0.750%, total market value $355,250 (N)	355	356
Wyandotte County Kansas City Borrow
2.700%, dated 04/24/2018, total market value $3,109,000 (N)	3,109	3,109
Xpo 6 18 09/01/23 Borrow
0.750%, dated 12/31/2049, total market value $214,250 (N)	214	214

Total Repurchase Agreements (Cost $8,662) ($ Thousands)		8,662

Total Investments in Securities— 93.8% (Cost $911,034) ($ Thousands)		$918,919

CORPORATE OBLIGATIONS SOLD SHORT — (0.1)%
Consumer Staples — 0.0%
Herc Rentals
7.750%, 06/01/2024 (A)	(500)	$(541)

Information Technology — (0.1)%
Seagate HDD Cayman
4.750%, 01/01/2025	(600)	(585)

Total Corporate Obligations Sold Short (Proceeds $1,107) ($ Thousands)		(1,126)

Total Investments Sold Short — (0.1)% (Proceeds $1,107) ($ Thousands)		$(1,126)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	241

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)
PURCHASED OPTIONS* — 0.5%

Total Purchased Options (O) (Cost $3,726) ($ Thousands)	10,302	$5,355

WRITTEN OPTIONS* — (0.4)%

Total Written Options (O) (Premiums Received $3,433) ($ Thousands)	(5,480)	$(4,050)

A list of the open exchange traded options contracts for the Fund at March 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.5%
Put Options
IMM Eurodollar Future Option*	1,947	$588,014	$97.63	12/22/18	$1,010
IMM Eurodollar Future Option*	1,958	517,891	97.88	12/22/18	1,958
IMM Eurodollar Future Option*	1,053	1,164,233	97.63	12/21/19	1,461

		2,270,138			4,429

Call Options
iShares MSCI Emerging Markets ETF*	5,230	863,829	55.00	01/19/19	601
January 19 Calls on SPX*	114	592,250	3,000.00	01/19/19	325

		1,456,079			926

Total Purchased Options		$3,726,217			$5,355

WRITTEN OPTIONS — (0.4)%
Put Options
IMM Eurodollar Future Option*	(1,947)	$(312,474)	$97.50	12/22/18	$(645)
IMM Eurodollar Future Option*	(1,958)	(289,784)	97.75	12/22/18	(1,456)
IMM Eurodollar Future Option*	(1,053)	(300,927)	97.00	12/21/19	(527)

		(903,185)			(2,628)

Call Options
April 18 Calls on SPX*	(264)	(1,366,728)	2,630.00	04/21/18	(1,290)
April 18 Calls on SPX*	(258)	(1,163,083)	2,770.00	04/21/18	(132)

		(2,529,811)			(1,422)

Total Written Options		$(3,432,996)			$(4,050)

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	317	Jun-2018	$43,818	$41,892	$(1,926)
U.S. 10-Year Treasury Note	(125)	Jun-2018	(15,019)	(15,143)	(124)
U.S. 2-Year Treasury Note	136	Jun-2018	28,908	28,915	7
U.S. 5-Year Treasury Note	294	Jun-2018	33,542	33,652	110

242	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Type of Contract	Number of Contracts Long/(Short)	DateExpiration	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. Long Treasury Bond	36	Jun-2018	$5,177	$5,279	$102
U.S. Long Treasury Bond	8	Jun-2018	1,138	1,173	35
U.S. Ultra Long Treasury Bond	36	Jun-2018	5,571	5,777	206

			$103,135	$101,545	$(1,590)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/10/18	EUR	1,004	USD	1,239	$4
Bank of America	04/16/18	GBP	2,500	USD	3,483	(27)
Barclays PLC	04/10/18	GBP	1,616	USD	2,237	(31)
Barclays PLC	06/08/18	EUR	20,079	USD	24,822	4
Deutsche Bank	04/05/18	EUR	5,970	USD	7,371	27
Goldman Sachs	04/10/18	USD	1,251	EUR	1,004	(15)
Goldman Sachs	04/25/18	EUR	4,200	USD	5,192	18
JPMorgan Chase Bank	04/09/18	GBP	6,205	USD	8,413	(294)
JPMorgan Chase Bank	05/18/18	ZAR	20,314	USD	1,709	5
JPMorgan Chase Bank	06/01/18	DKK	51,000	USD	8,420	(35)
Morgan Stanley	06/04/18	JPY	890,000	USD	8,427	21
RBS	06/12/18	MXN	12,210	USD	654	(7)
Standard Bank	05/25/18	GBP	2,415	USD	3,346	(49)
State Street	06/08/18	USD	920	EUR	741	(4)

						$(383)

A list of the open OTC swap agreements held by the Fund at March 31, 2018 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	1.56%	3-Month USD - LIBOR	Quarterly	07/03/2018	USD	7,150	$(27)	$–	$(27)
Bank of America	2.70%	3-Month USD - LIBOR	Quarterly	07/18/2023	USD	600	(4)	–	(4)

							$(31)	$–	$(31)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2018 is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.29	Sell	1.00%	Quarterly	12/20/2022	(3,150)	$58	$63	$(5)
CDX.NA.IG.30	Sell	1.00%	Quarterly	06/20/2023	(13,225)	219	225	(5)

						$277	$288	$(10)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	243

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.50%	6-Month EUR - EURIBOR	Semi-Annual	06/20/2025	EUR	4,560	$76	$131	$(55)
1.25%	6-Month GBP - LIBOR	Semi-Annual	06/20/2028	GBP	750	25	38	(13)
1.99%	3-Month USD - LIBOR	Quarterly	08/22/2024	USD	2,100	93	36	57
1.00%	6-Month GBP - LIBOR	Semi-Annual	06/20/2025	GBP	530	22	27	(5)
1.50%	6-Month EUR - EURIBOR	Semi-Annual	06/20/2038	EUR	500	(4)	11	(15)
1.50%	6-Month EUR - EURIBOR	Semi-Annual	06/20/2048	EUR	140	–	5	(5)
1.00%	6-Month EUR - EURIBOR	Semi-Annual	06/20/2028	EUR	2,380	2	43	(41)
2.25%	3-Month USD - LIBOR	Quarterly	06/20/2028	USD	1,080	(64)	65	(129)
0.00%	6-Month EUR - EURIBOR	Semi-Annual	06/20/2020	EUR	970	(3)	(1)	(2)
1.67%	3-Month USD - LIBOR	Quarterly	08/16/2020	USD	31,300	675	209	466
1.71%	3-Month USD - LIBOR	Semi-Annual	12/16/2019	USD	2,100	20	–	20
28-DAY MXN - TIIE	7.60%	Monthly	06/17/2020	MXN	20,000	(3)	(1)	(2)
2.55%	6-Month PZL - PZL WIBO6-Month	Semi-Annual	03/21/2023	PLN	14,130	(37)	8	(45)
0.25%	6-Month EUR - EURIBOR	Semi-Annual	06/20/2023	EUR	7,070	75	128	(53)
0.00%	6-Month EUR - EURIBOR	Semi-Annual	06/20/2021	EUR	2,850	8	19	(11)
1.90%	3-Month USD - LIBOR	Quarterly	08/11/2022	USD	12,200	403	103	300

						$1,288	$821	$467

A list of the open reverse repurchase agreements held by the Fund at March 31, 2018 is as follows:

Principal Amount (Thousands)	Counterparty	Rate	Maturity	Value (Thousands)
$(323)	Barclays	0.25%	05/07/2018	$(323)

Percentages are based on Net Assets of $979,248 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $338,501 ($ Thousands), representing 34.57% of the Net Assets of the Fund.
(B)	Interest rate unavailable.
(C)	Maturity date not available.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2018 was $24,496 ($ Thousands) and represented 2.5% of the Net Assets of the Fund.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Security is in default on interest payment.
(H)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(I)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on March 31, 2018. The coupon on a step bond changes on a specified date.
(J)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(K)	Unsettled bank loan. Interest rate not available.
(L)	Securities considered illiquid. The total value of such securities as of March 31, 2018 was $2,094 ($ Thousands) and represented 0.2% of the Net Assets of the Fund.
(M)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(N)	Open Ended Repurchase Agreement.
(O)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

ARS — Argentine Peso

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CV — Convertible Security

DKK — Danish Krone

ETF — Exchange Traded Fund

EUR — Euro

EUROLIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IMM— International Monetary Market

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

S&P— Standard & Poor’s

Ser — Series

TIIE — Interbank Equilibrium Interest Rate

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

244	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$232,270	$6,851	$239,121
Corporate Obligations	–	213,141	10,230	223,371
Sovereign Debt	–	142,599	–	142,599
Common Stock	104,375	27	57	104,459
Loan Participations	–	79,623	13,892	93,515
Mortgage-Backed Securities	–	78,229	7,032	85,261
Repurchase Agreements	–	8,662	–	8,662
Exchange Traded Funds	4,268	–	–	4,268
Municipal Bonds	–	3,577	–	3,577
Preferred Stock	1,758	–	–	1,758
Convertible Bond	–	–	36	36
Commercial Paper	–	12,292	–	12,292

Total Investments in Securities	$110,401	$770,420	$38,098	$918,919

Securities Sold Short	Level 1	Level 2	Level 3	Total

Corporate Obligations	–	(1,126)	–	(1,126)

Total Securities Sold Short	$–	$(1,126)	$–	$(1,126)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$5,355	$–	$–	$5,355
Written Options	(4,050)	–	–	(4,050)
Futures Contracts *
Unrealized Appreciation	460	–	–	460
Unrealized Depreciation	(2,050)	–	–	(2,050)
Forwards Contracts *
Unrealized Appreciation	–	79	–	79
Unrealized Depreciation	–	(462)	–	(462)
OTC Swaps
Interest Rate Swaps *
Unrealized Depreciation	–	(31)	–	(31)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	–	(10)	–	(10)
Interest Rate Swaps *
Unrealized Appreciation	–	843	–	843
Unrealized Depreciation	–	(376)	–	(376)
Reverse Repurchase Agreement	–	(323)	–	(323)

Total Other Financial Instruments	$(285)	$(280)	$–	$(565)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	245

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Income Fund (Concluded)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Convertible Bonds	Investments in Mortgage Backed Securities
Balance as of October 1, 2017	$10,594	$3,902	$21,692	$79	$15	$11,018
Accrued discounts/premiums	5	–	(100)	–	–	2
Realized gain/(loss)	–	–	(2,711)	–	–	(3,925)
Change in unrealized appreciation/(depreciation)	1,403	1	169	(22)	21	1,746
Purchases	–	3,088	1,188	–	–	–
Sales	(1,772)	(1,543)	(6,346)	–	–	(709)
Net transfer into Level 3	–	1,403	–	–	–	–
Net transfer out of Level 3	–	–	–	–	–	(1,100)

Ending Balance as of March 31, 2018	$10,230	$6,851	$13,892	$57	$36	$7,032

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(16)	$(74)	$(8)	$(22)	$21	$1

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

246	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Inflation Managed Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 68.6%
U.S. Treasury Bills **
1.418%, 04/19/2018 (A)	$7,020	$7,015
1.606%, 05/31/2018 (A)	94,960	94,700
1.521%, 05/10/2018 (A)	49,960	49,874
U.S. Treasury Inflation Protected Securities
1.375%, 01/15/2020	44,961	45,928
1.250%, 07/15/2020	58,942	60,511
1.125%, 01/15/2021	6,164	6,305
0.625%, 07/15/2021	104,585	105,855
0.375%, 07/15/2023	8,132	8,106
0.375%, 07/15/2025	11,898	11,747
0.125%, 04/15/2019	2,679	2,677
0.125%, 04/15/2020	84,895	84,565
0.125%, 04/15/2021	34,445	34,152
0.125%, 01/15/2022	23,102	22,856
0.125%, 04/15/2022	26,554	26,180
0.125%, 07/15/2022	19,476	19,281
0.125%, 01/15/2023	29,858	29,361
0.125%, 07/15/2024	9,040	8,832
0.125%, 07/15/2026	2,342	2,251

Total U.S. Treasury Obligations (Cost $624,955) ($ Thousands)		620,196

	Shares
COMMON STOCK — 26.9%

Consumer Discretionary — 0.0%
GCI Liberty *	756	40

Consumer Staples — 6.6%
Altria Group Inc	61,202	3,814
Andersons	678	22
Archer-Daniels-Midland Co	18,140	787

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
B&G Foods, Cl A	2,329	$55
Blue Buffalo Pet Products *	3,928	156
Boston Beer, Cl A *	150	28
Brown-Forman Corp, Cl A	1,828	98
Brown-Forman Corp, Cl B	7,539	410
Bunge	5,056	374
Calavo Growers	350	32
Cal-Maine Foods *	650	28
Campbell Soup	5,406	234
Casey’s General Stores	1,205	132
Central Garden & Pet, Cl A *	778	31
Church & Dwight Co Inc	8,458	426
Clorox Co	4,154	553
Coca-Cola Bottling Consolidated	180	31
Coca-Cola Co	124,692	5,415
Colgate-Palmolive Co	28,029	2,009
Conagra Brands	12,314	454
Constellation Brands Inc, Cl A	5,106	1,164
Costco Wholesale Corp	14,008	2,640
Coty, Cl A	16,565	303
CVS Health	33,472	2,082
Darling Ingredients *	5,836	101
Dean Foods	4,072	35
Dr Pepper Snapple Group Inc	6,056	717
Edgewell Personal Care *	1,834	90
Energizer Holdings	2,713	162
Estee Lauder Co, Cl A	7,134	1,068
Flowers Foods	5,356	117
Fresh Del Monte Produce	1,189	54
General Mills	18,078	815
Hain Celestial Group *	3,134	101
Herbalife *	2,279	222
Hershey Co	3,954	391
Hormel Foods	9,258	318
Hostess Brands, Cl A *	3,370	50
HRG Group *	4,708	78
Ingredion Inc	2,252	290
Inter Parfums	1,500	71
J&J Snack Foods Corp	727	99
JM Smucker	3,704	459
Kellogg	7,958	517
Kimberly-Clark Corp	11,228	1,237
Kraft Heinz	19,626	1,223
Kroger	28,299	677
Lamb Weston Holdings	4,650	271
Lancaster Colony Corp	650	80
McCormick	4,054	431
MGP Ingredients	900	81
Molson Coors Brewing, Cl B	5,405	407
Mondelez International, Cl A	47,349	1,976
Monster Beverage Corp *	13,327	762
National Beverage, Cl A	433	39

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	247

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nu Skin Enterprises, Cl A	1,802	$133
PepsiCo Inc	45,543	4,971
Performance Food Group *	4,195	125
Philip Morris International	49,569	4,927
Pilgrim’s Pride *	1,278	31
Pinnacle Foods	3,554	192
Post Holdings *	2,172	165
PriceSmart	1,600	134
Procter & Gamble Co	82,352	6,529
Rite Aid *	30,031	50
Sanderson Farms	601	72
Seaboard	7	30
SpartanNash	1,822	31
Spectrum Brands Holdings	850	88
Sprouts Farmers Market *	5,028	118
Sysco Corp, Cl A	15,891	953
Tootsie Roll Industries	689	20
TreeHouse Foods *	1,627	62
Tyson Foods Inc, Cl A	8,381	613
United Natural Foods *	1,784	77
Universal Corp	822	40
US Foods Holding *	7,556	248
Vector Group Ltd	4,835	99
Walgreens Boots Alliance	29,003	1,899
Walmart Inc	47,236	4,203
WD-40	327	43
Weis Markets	400	16

		60,086

Energy — 6.9%
Anadarko Petroleum Corp, Cl A	23,657	1,429
Andeavor	7,074	711
Antero Resources *	9,547	190
Apache Corp	15,887	611
Arch Coal	600	55
Archrock	6,800	60
Baker Hughes a GE Co	18,389	511
Bonanza Creek Energy *	2,024	56
C&J Energy Services *	1,586	41
Cabot Oil & Gas	18,227	437
California Resources *	2,600	45
Callon Petroleum *	8,628	114
Carrizo Oil & Gas *	2,700	43
Centennial Resource Development, Cl A *	7,800	143
Cheniere Energy *	9,110	487
Chesapeake Energy *	51,691	156
Chevron	78,484	8,950
Cimarex Energy	4,055	379
CNX Resources *	9,162	141
Concho Resources *	6,004	903
ConocoPhillips	50,772	3,010
CONSOL Energy *	1,235	36

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Continental Resources, Cl A *	3,204	$189
Delek US Holdings	3,778	154
Denbury Resources *	22,400	61
Devon Energy	23,598	750
Diamond Offshore Drilling *	4,700	69
Diamondback Energy, Cl A *	4,255	538
Dril-Quip *	1,388	62
Energen *	4,108	258
Ensco, Cl A	18,586	82
EOG Resources	25,067	2,639
EQT Corp	9,438	448
Exterran *	877	23
Extraction Oil & Gas *	5,157	59
Exxon Mobil Corp	176,468	13,166
Fairmount Santrol Holdings *	11,800	50
Forum Energy Technologies *	3,887	43
GasLog	1,068	18
Golar LNG	4,677	128
Green Plains Inc	3,800	64
Gulfport Energy *	7,258	70
Halcon Resources *	6,100	30
Halliburton	36,727	1,724
Helix Energy Solutions Group *	3,778	22
Helmerich & Payne	4,468	297
Hess	11,474	581
HollyFrontier	8,157	399
Jagged Peak Energy *	5,500	78
Keane Group *	3,200	47
Kinder Morgan	80,875	1,218
Kosmos Energy *	12,600	79
Laredo Petroleum *	6,591	57
Marathon Oil	38,747	625
Marathon Petroleum	20,092	1,469
Matador Resources *	4,064	122
McDermott International *	14,050	86
Murphy Oil	6,558	170
Nabors Industries	12,251	86
National Oilwell Varco, Cl A	16,013	589
Newfield Exploration *	8,109	198
Newpark Resources, Cl A *	5,566	45
Noble Corp PLC *	11,500	43
Noble Energy Inc	20,630	625
Oasis Petroleum *	10,300	83
Occidental Petroleum	32,042	2,081
Oceaneering International, Cl A	4,168	77
Oil States International *	2,170	57
ONEOK	15,960	908
Par Pacific Holdings *	1,119	19
Parsley Energy, Cl A *	11,112	322
Patterson-UTI Energy	10,159	178
PBF Energy, Cl A	4,629	157
PDC Energy, Cl A *	2,450	120

248	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Peabody Energy	2,025	$74
Phillips 66	18,047	1,731
Pioneer Natural Resources	7,209	1,238
ProPetro Holding Corp *	4,200	67
QEP Resources *	11,794	116
Range Resources	11,949	174
Resolute Energy *	1,713	59
Ring Energy *	3,490	50
Rowan, Cl A *	5,104	59
RPC	4,128	74
RSP Permian *	5,451	256
Schlumberger, Cl A	58,228	3,772
Scorpio Tankers	11,440	22
SemGroup, Cl A	2,990	64
Ship Finance International	5,300	76
SM Energy	4,163	75
Southwestern Energy *	19,622	85
SRC Energy *	9,664	91
Stone Energy *	2,076	77
Superior Energy Services *	7,681	65
Targa Resources	10,059	443
Transocean *	17,600	174
Ultra Petroleum *	4,136	17
Unit *	3,271	65
US Silica Holdings	3,378	86
Valero Energy	18,674	1,732
Weatherford International *	43,950	101
Whiting Petroleum *	4,602	156
WildHorse Resource Development *	3,600	69
Williams	35,142	874
World Fuel Services	2,874	71
WPX Energy *	20,100	297

		62,281

Health Care — 5.3%
Abbott Laboratories	23,724	1,422
AbbVie Inc	21,325	2,018
ABIOMED *	723	210
Acadia Healthcare, Cl A *	1,066	42
ACADIA Pharmaceuticals *	1,000	23
Aerie Pharmaceuticals *	1,013	55
Aetna Inc, Cl A	3,867	654
Agilent Technologies Inc	5,156	345
Agios Pharmaceuticals *	700	57
Akorn *	1,228	23
Alexion Pharmaceuticals Inc *	3,003	335
Align Technology Inc *	1,001	251
Alkermes *	2,411	140
Allergan PLC	4,469	752
Allscripts Healthcare Solutions *	2,178	27
Alnylam Pharmaceuticals *	1,101	131
AmerisourceBergen Corp, Cl A	2,353	203

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amgen Inc, Cl A	9,974	$1,700
Amicus Therapeutics *	2,893	44
AMN Healthcare Services *	1,300	74
Anthem Inc	3,626	797
Array BioPharma *	2,163	35
athenahealth *	393	56
Avexis *	675	83
Baxter International Inc	7,108	462
Becton Dickinson and Co	3,311	718
Biogen Inc *	2,854	782
BioMarin Pharmaceutical *	2,553	207
Bio-Rad Laboratories, Cl A *	482	121
Bio-Techne	450	68
Bluebird Bio *	527	90
Blueprint Medicines *	540	50
Boston Scientific Corp *	17,920	490
Bristol-Myers Squibb	22,271	1,409
Brookdale Senior Living Inc, Cl A *	9,000	60
Bruker Corp	1,100	33
Cantel Medical	300	33
Cardinal Health	4,805	301
Catalent *	2,556	105
Celgene, Cl A *	10,467	934
Centene *	2,653	284
Cerner *	3,794	220
Charles River Laboratories International *	753	80
Chemed Corp	280	76
Cigna Corp	3,239	543
Clovis Oncology *	450	24
Cooper Inc, Cl A	772	177
Danaher Corp, Cl A	8,519	834
DaVita *	2,675	176
DENTSPLY SIRONA	3,604	181
DexCom *	1,500	111
Diplomat Pharmacy *	1,800	36
Edwards Lifesciences, Cl A *	3,103	433
Eli Lilly	13,673	1,058
Encompass Health Corp	878	50
Endo International *	3,700	22
Envision Healthcare *	1,878	72
Exact Sciences *	1,239	50
Exelixis *	3,701	82
Express Scripts Holding *	8,009	553
FibroGen *	1,186	55
Gilead Sciences Inc	17,397	1,312
Global Blood Therapeutics Inc *	500	24
Globus Medical, Cl A *	900	45
Haemonetics Corp *	728	53
Halozyme Therapeutics *	3,568	70
Halyard Health *	1,437	66
HCA Healthcare	4,305	418
HealthEquity *	600	36

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	249

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Henry Schein *	2,703	$182
Hill-Rom Holdings	1,251	109
Hologic *	4,655	174
Horizon Pharma *	1,828	26
Humana Inc	1,982	533
ICU Medical *	482	122
IDEXX Laboratories *	1,509	289
Illumina *	2,052	485
Incyte *	2,453	204
Insmed *	2,073	47
Insulet *	578	50
Integra LifeSciences Holdings *	728	40
Intuitive Surgical Inc *	1,643	678
Ionis Pharmaceuticals *	1,876	83
IQVIA Holdings *	2,202	216
Ironwood Pharmaceuticals, Cl A *	1,628	25
Johnson & Johnson	35,701	4,575
Laboratory Corp of America Holdings *	1,602	259
Ligand Pharmaceuticals *	278	46
LivaNova *	1,157	102
Loxo Oncology *	675	78
Mallinckrodt *	1,950	28
Masimo *	892	78
McKesson	2,953	416
Medicines *	850	28
Medidata Solutions *	629	40
MEDNAX *	1,127	63
Medtronic	19,283	1,547
Merck Co Inc	36,405	1,983
Mettler-Toledo International *	440	253
Molina Healthcare *	738	60
Mylan *	6,757	278
Nektar Therapeutics, Cl A *	1,684	179
Neogen, Cl B *	569	38
Neurocrine Biosciences *	1,128	94
Nevro *	278	24
NuVasive *	1,100	57
Omnicell *	650	28
Patterson	2,077	46
Penumbra *	250	29
PerkinElmer Inc	952	72
Perrigo	2,230	186
Pfizer Inc	79,397	2,818
Portola Pharmaceuticals, Cl A *	1,237	40
PRA Health Sciences *	798	66
Premier, Cl A *	828	26
Puma Biotechnology *	520	35
QIAGEN *	4,064	131
Quest Diagnostics Inc	2,353	236
Regeneron Pharmaceuticals *	1,102	380
Repligen *	1,388	50
ResMed	2,353	232

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sage Therapeutics *	427	$69
Sarepta Therapeutics *	1,288	95
Seattle Genetics *	1,752	92
STERIS PLC	1,398	131
Stryker	4,562	734
Syneos Health, Cl A *	1,073	38
Teleflex Inc	800	204
TESARO *	600	34
Theravance Biopharma *	1,382	34
Thermo Fisher Scientific	5,166	1,067
Ultragenyx Pharmaceutical *	476	24
United Therapeutics Corp *	722	81
UnitedHealth Group Inc	12,862	2,752
Universal Health Services, Cl B	1,388	164
Varian Medical Systems *	1,502	184
Veeva Systems, Cl A *	921	67
Vertex Pharmaceuticals *	3,404	555
Waters *	1,101	219
WellCare Health Plans Inc *	522	101
West Pharmaceutical Services	1,251	110
Wright Medical Group *	1,477	29
Zimmer Biomet Holdings	2,803	306
Zoetis Inc, Cl A	6,157	514

		47,949

Industrials — 0.0%
CoStar Group *	229	83

Information Technology — 2.6%
Accenture PLC, Cl A	3,730	573
Activision Blizzard Inc	5,107	344
Adobe Systems Inc *	3,304	714
Akamai Technologies Inc *	637	45
Alliance Data Systems Corp	320	68
Alphabet Inc, Cl A *	1,933	2,005
Alphabet Inc, Cl C *	1,963	2,025
Amdocs Ltd	753	50
ANSYS Inc *	601	94
Aspen Technology Inc *	376	30
Autodesk Inc, Cl A *	1,402	176
Automatic Data Processing	3,036	344
Blackbaud, Cl A	360	37
Booz Allen Hamilton Holding, Cl A	700	27
Broadridge Financial Solutions	700	77
CA	2,878	98
Cadence Design Systems *	1,982	73
CDK Global	965	61
Citrix Systems *	800	74
Cognizant Technology Solutions, Cl A	3,965	319
Conduent *	2,908	54
CoreLogic *	678	31
CSRA	877	36

250	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dell Technologies, Cl V *	1,376	$101
DXC Technology	1,902	191
eBay *	5,809	234
Electronic Arts *	1,853	225
Ellie Mae *	200	18
EPAM Systems *	250	29
Euronet Worldwide *	327	26
Facebook, Cl A *	14,692	2,348
Fair Isaac	200	34
Fidelity National Information Services, Cl B	1,953	188
First Data, Cl A *	2,150	34
Fiserv, Cl A *	2,504	179
FleetCor Technologies *	572	116
Fortinet *	850	45
Gartner *	400	47
Genpact	1,050	34
Global Payments	1,000	111
GoDaddy, Cl A *	495	30
GrubHub *	768	78
Guidewire Software, Cl Z *	400	32
IAC/InterActive *	300	47
International Business Machines	5,043	774
Intuit	1,702	295
Jack Henry & Associates Inc	451	55
Leidos Holdings	1,100	72
LogMeIn	327	38
Mastercard Inc, Cl A	6,228	1,091
MAXIMUS	427	28
Microsoft	47,367	4,323
Oracle, Cl B	19,504	892
Paychex	1,875	115
PayPal Holdings *	7,709	585
Proofpoint *	250	28
PTC *	600	47
Red Hat *	1,252	187
salesforce.com *	4,605	536
ServiceNow *	1,013	168
Splunk *	805	79
Square, Cl A *	1,277	63
SS&C Technologies Holdings	1,260	68
Symantec, Cl A	5,206	135
Synopsys Inc *	943	78
Take-Two Interactive Software, Cl A *	400	39
Teradata *	828	33
Total System Services Inc	861	74
Twitter *	5,256	152
Tyler Technologies *	229	48
Ultimate Software Group *	150	37
VeriSign *	491	58
Visa, Cl A	12,119	1,450
VMware, Cl A *	420	51
Western Union	1,700	33

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WEX *	200	$31
Workday, Cl A *	1,151	146
Worldpay, Cl A *	1,457	120
Zillow Group, Cl C *	700	38

		23,469

Real Estate — 2.8%
Acadia Realty Trust ‡	2,627	65
Agree Realty	579	28
Alexander & Baldwin ‡	2,438	56
Alexandria Real Estate Equities ‡	2,614	326
American Assets Trust ‡	1,635	55
American Campus Communities ‡	2,970	115
American Homes 4 Rent, Cl A ‡	8,294	166
American Tower, Cl A ‡	10,685	1,553
Apartment Investment & Management, Cl A ‡	3,554	145
Apple Hospitality Inc ‡	4,014	70
Ashford Hospitality Trust	8,487	55
AvalonBay Communities Inc ‡	2,953	486
Boston Properties Inc ‡	4,054	499
Brandywine Realty Trust ‡	5,521	88
Brixmor Property Group	11,978	183
Camden Property Trust ‡	2,985	251
CareTrust ‡	1,650	22
CBL & Associates Properties	2,650	11
CBRE Group, Cl A *	8,557	404
Chatham Lodging Trust	3,100	59
Chesapeake Lodging Trust ‡	3,550	99
Colony NorthStar, Cl A ‡	14,866	84
Columbia Property Trust ‡	4,550	93
CoreCivic ‡	6,074	119
CoreSite Realty ‡	886	89
Corporate Office Properties Trust ‡	2,828	73
Cousins Properties, Cl A ‡	10,662	93
Crown Castle International ‡	9,326	1,022
CubeSmart ‡	4,581	129
CyrusOne ‡	2,136	109
DCT Industrial Trust ‡	2,411	136
DDR ‡	8,970	66
DiamondRock Hospitality	6,442	67
Digital Realty Trust, Cl A ‡	5,164	544
Douglas Emmett ‡	3,269	120
Duke Realty ‡	8,559	227
Easterly Government Properties ‡	3,375	69
EastGroup Properties ‡	976	81
Education Realty Trust ‡	2,600	85
Empire State Realty Trust, Cl A ‡	4,528	76
EPR Properties, Cl A	1,453	80
Equinix Inc ‡	1,741	728
Equity Commonwealth *	3,150	97
Equity LifeStyle Properties ‡	1,850	162
Equity Residential ‡	7,408	456

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	251

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Essex Property Trust ‡	1,481	$356
Extra Space Storage ‡	3,273	286
Federal Realty Investment Trust ‡	2,252	261
First Industrial Realty Trust	3,230	94
Forest City Realty Trust, Cl A ‡	5,642	114
Four Corners Property Trust	1,178	27
Franklin Street Properties	3,050	26
Front Yard Residential	5,208	52
Gaming and Leisure Properties	4,956	166
GEO Group	5,558	114
Getty Realty	2,400	60
GGP ‡	15,717	322
Gladstone Commercial ‡	3,038	53
Global Net Lease ‡	1,542	26
Government Properties Income Trust, Cl A ‡	1,578	22
Gramercy Property Trust ‡	4,375	95
HCP ‡	10,848	252
Healthcare Realty Trust ‡	3,504	97
Healthcare Trust of America, Cl A ‡	8,501	225
Hersha Hospitality Trust, Cl A	1,328	24
HFF, Cl A	900	45
Highwoods Properties ‡	2,551	112
Hospitality Properties Trust	5,352	136
Host Hotels & Resorts	16,518	308
Howard Hughes *	709	99
Hudson Pacific Properties ‡	3,282	107
Investors Real Estate Trust ‡	12,440	65
Invitation Homes	6,913	158
Iron Mountain ‡	6,257	206
iStar *‡	2,150	22
JBG SMITH Properties ‡	2,000	67
Jones Lang LaSalle	979	171
Kennedy-Wilson Holdings	2,745	48
Kilroy Realty ‡	2,428	172
Kimco Realty ‡	14,621	210
Kite Realty Group Trust	1,828	28
Lamar Advertising, Cl A	1,784	114
LaSalle Hotel Properties ‡	2,577	75
Lexington Realty Trust ‡	9,300	73
Liberty Property Trust ‡	3,727	148
Life Storage ‡	1,300	109
LTC Properties	1,379	52
Macerich ‡	3,122	175
Mack-Cali Realty ‡	2,924	49
Medical Properties Trust	14,158	184
Mid-America Apartment Communities ‡	2,699	246
Monmouth Real Estate Investment, Cl A ‡	2,573	39
National Health Investors ‡	1,041	70
National Retail Properties ‡	3,500	137
National Storage Affiliates Trust ‡	1,128	28
New Senior Investment Group ‡	4,478	37
NorthStar Realty Europe ‡	5,401	70

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omega Healthcare Investors ‡	6,674	$180
Outfront Media ‡	3,922	73
Paramount Group ‡	6,407	91
Park Hotels & Resorts ‡	3,593	97
Pebblebrook Hotel Trust	2,728	94
Physicians Realty Trust ‡	5,878	91
Piedmont Office Realty Trust, Cl A	3,766	66
Potlatch ‡	1,652	86
Preferred Apartment Communities, Cl A ‡	3,424	49
Prologis ‡	12,051	759
PS Business Parks	522	59
Public Storage ‡	3,558	713
QTS Realty Trust, Cl A ‡	1,702	62
Quality Care Properties *	1,378	27
Ramco-Gershenson Properties Trust ‡	1,977	24
Rayonier	3,628	128
RE/MAX Holdings, Cl A	500	30
Realogy Holdings	3,701	101
Realty Income ‡	6,179	320
Regency Centers ‡	4,232	250
Retail Opportunity Investments ‡	5,100	90
Retail Properties of America, Cl A ‡	7,190	84
Rexford Industrial Realty ‡	1,328	38
RLJ Lodging Trust	4,599	89
Ryman Hospitality Properties ‡	972	75
Sabra Health Care	4,681	83
Saul Centers ‡	1,734	88
SBA Communications, Cl A *‡	3,453	590
Select Income	2,726	53
Senior Housing Properties Trust	6,044	95
Seritage Growth Properties ‡	550	20
Simon Property Group ‡	7,588	1,171
SL Green Realty ‡	2,378	230
Spirit Realty Capital	12,607	98
STAG Industrial ‡	1,778	42
STORE Capital ‡	4,355	108
Summit Hotel Properties	5,100	69
Sun Communities ‡	1,752	160
Sunstone Hotel Investors ‡	5,706	87
Tanger Factory Outlet Centers ‡	2,478	54
Taubman Centers ‡	1,635	93
Terreno Realty ‡	1,178	41
Tier Inc	1,628	30
UDR ‡	6,057	216
UMH Properties ‡	5,063	68
Uniti Group ‡	4,262	69
Universal Health Realty Income Trust ‡	400	24
Urban Edge Properties ‡	2,748	59
Ventas ‡	9,008	446
VEREIT	21,500	150
Vornado Realty Trust ‡	4,418	297
Washington Prime Group	3,400	23

252	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Washington Real Estate Investment Trust ‡	2,478	$68
Weingarten Realty Investors ‡	2,977	84
Welltower ‡	8,481	462
Weyerhaeuser ‡	19,206	672
WP Carey	3,279	203
Xenia Hotels & Resorts Inc ‡	4,200	83

		25,485

Telecommunication Services — 1.3%
AT&T Inc	155,876	5,557
Boingo Wireless Inc *	2,200	55
CenturyLink	25,508	419
Cogent Communications Holdings	700	30
Consolidated Communications Holdings	3,466	38
Iridium Communications *	1,213	14
Shenandoah Telecommunications	900	32
Sprint *	16,308	80
Telephone & Data Systems	3,122	88
T-Mobile US *	7,557	461
United States Cellular Corp *	678	27
Verizon Communications	102,864	4,919
Vonage Holdings *	8,100	86
Zayo Group Holdings *	3,761	128

		11,934

Utilities — 1.4%
AES Corp	10,942	124
ALLETE	1,350	98
Alliant Energy Corp	3,678	150
Ameren Corp	3,454	196
American Electric Power	7,211	495
American States Water	1,200	64
American Water Works Co Inc	2,491	205
Aqua America	3,003	102
Atlantic Power *	19,400	41
Atmos Energy	1,337	113
Avista	700	36
Black Hills, Cl A	1,200	65
California Water Service Group, Cl A	1,200	45
CenterPoint Energy Inc	7,308	200
CMS Energy	4,004	181
Connecticut Water Service	900	55
Consolidated Edison Inc	4,256	332
Dominion Energy	9,587	647
DTE Energy Co	2,453	256
Duke Energy	10,509	814
Dynegy Inc, Cl A *	6,800	92
Edison International	5,355	341
El Paso Electric, Cl A	600	31
Entergy	2,503	197
Eversource Energy	4,505	265
Exelon Corp	13,832	540

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FirstEnergy	12,508	$425
Great Plains Energy	3,437	109
Hawaiian Electric Industries	2,728	94
IDACORP, Cl A	1,100	97
MDU Resources Group	3,645	103
MGE Energy	400	22
National Fuel Gas	1,437	74
New Jersey Resources	1,772	71
NextEra Energy	6,936	1,133
NiSource	4,846	116
Northwest Natural Gas Co	1,300	75
NorthWestern	1,401	75
NRG Energy	4,105	125
NRG Yield, Cl C	3,419	58
OGE Energy	3,290	108
ONE Gas	1,194	79
Ormat Technologies	500	28
Otter Tail	650	28
Pattern Energy Group, Cl A	6,650	115
PG&E	7,771	341
Pinnacle West Capital	1,550	124
PNM Resources	2,152	82
Portland General Electric	1,876	76
PPL	10,760	304
Public Service Enterprise Group	7,807	392
SCANA	1,700	64
Sempra Energy	3,654	406
South Jersey Industries, Cl A	927	26
Southern Co	14,785	660
Southwest Gas Holdings	1,076	73
Spire	1,194	86
UGI	2,447	109
Unitil	1,400	65
Vectren	1,513	97
Vistra Energy *	2,845	59
WEC Energy Group	4,555	286
Westar Energy, Cl A	2,136	112
WGL Holdings	976	82
Xcel Energy	6,958	316

		12,380

Total Common Stock (Cost $234,217) ($ Thousands)		243,707

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 8.5%

Consumer Discretionary — 0.7%
Adient Global Holdings
4.875%, 08/15/2026 (B)	$ 238	225
Altice France
5.375%, 05/15/2022 (B)	EUR 235	294

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	253

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CBS
3.500%, 01/15/2025	$835	$ 811
CCO Holdings
4.000%, 03/01/2023 (B)	603	579
Cox Communications
2.950%, 06/30/2023 (B)	240	231
CSC Holdings
6.750%, 11/15/2021	160	167
Expedia Group
3.800%, 02/15/2028	805	748
Ford Motor Credit
5.875%, 08/02/2021	695	741
General Motors
3.500%, 10/02/2018	465	466
International Game Technology
6.250%, 02/15/2022 (B)	560	587
KB Home
4.750%, 05/15/2019	382	386
Time Warner Cable Inc
4.500%, 09/15/2042	330	286
Time Warner Inc
4.875%, 03/15/2020	487	503
Virgin Media Finance
5.250%, 02/15/2022	200	198
Ziggo Secured Finance BV
5.500%, 01/15/2027 (B)	223	209

		6,431

Consumer Staples — 0.3%
BRF GmbH
4.350%, 09/29/2026	267	231
BRF SA
3.950%, 05/22/2023	254	233
Bunge Finance
8.500%, 06/15/2019	9	10
Marfrig Holdings Europe BV
8.000%, 06/08/2023 (B)	650	654
Minerva Luxembourg
6.500%, 09/20/2026 (B)	286	275
Sigma Alimentos
4.125%, 05/02/2026 (B)	212	204
Tyson Foods Inc
3.950%, 08/15/2024	715	719
2.650%, 08/15/2019	219	218
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(C)	660	46

		2,590

Energy — 1.2%
Antero Resources
5.125%, 12/01/2022	123	124

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cenovus Energy
5.700%, 10/15/2019	$261	$ 270
3.000%, 08/15/2022	52	50
Diamond Offshore Drilling
4.875%, 11/01/2043	370	265
Ecopetrol
5.875%, 05/28/2045	309	305
Energy Transfer Partners
5.200%, 02/01/2022	465	486
4.500%, 11/01/2023	114	115
Enterprise Products Operating
5.200%, 09/01/2020	340	356
3.700%, 02/15/2026	730	723
Hess
4.300%, 04/01/2027	966	945
Marathon Petroleum
5.125%, 03/01/2021	196	207
Nabors Industries
5.500%, 01/15/2023	885	865
Noble Energy Inc
4.150%, 12/15/2021	838	856
3.900%, 11/15/2024	606	606
PDC Energy
5.750%, 05/15/2026 (B)	600	589
Petrobras Global Finance BV
6.250%, 03/17/2024	524	553
6.125%, 01/17/2022	30	32
5.750%, 02/01/2029	702	679
Plains All American Pipeline
3.600%, 11/01/2024	902	860
Sabine Pass Liquefaction
5.000%, 03/15/2027	720	748
SM Energy
6.500%, 01/01/2023	43	43
Sunoco
4.875%, 01/15/2023 (B)	563	543
Ultrapar International
5.250%, 10/06/2026 (B)	562	558
Williams Partners
3.900%, 01/15/2025	217	215

		10,993

Financials — 3.5%
ABN AMRO Bank
4.750%, 07/28/2025 (B)	269	276
Banco Bilbao Vizcaya Argentaria
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+3.870%, 12/31/2099	600	582
Banco Santander
5.179%, 11/19/2025	400	418
3.500%, 04/11/2022	600	597

254	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America MTN
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	$ 1,120	$ 1,106
Bank of Nova Scotia
2.500%, 01/08/2021	285	281
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (B)	470	465
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/31/2049 (B)	131	153
3.684%, 01/10/2023	695	689
3.650%, 03/16/2025	330	318
BB&T MTN
2.625%, 06/29/2020	400	397
BNP Paribas
2.375%, 05/21/2020	200	198
BNP Paribas MTN
2.250%, 01/11/2027	EUR 434	546
BPCE
2.650%, 02/03/2021	$ 390	383
Capital One Financial
3.300%, 10/30/2024	1,152	1,110
CIT Group
5.250%, 03/07/2025	476	487
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049	311	320
3.875%, 03/26/2025	905	896
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	395	385
Compass Bank
2.875%, 06/29/2022	905	877
Cooperatieve Rabobank UA
4.375%, 08/04/2025	657	664
Credit Agricole MTN
2.750%, 06/10/2020 (B)	400	396
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	555	567
3.800%, 06/09/2023	530	531
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2166	603	586
2.350%, 11/15/2021	847	817
Goldman Sachs Group MTN
3.584%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	900	928
HSBC Bank USA
4.875%, 08/24/2020	450	466
HSBC Holdings
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	835	834

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo SpA
7.750%, VAR EUR Swap Annual 5 Yr+7.192%, 07/11/2166	EUR 200	$ 300
3.875%, 01/12/2028 (B)	$ 465	439
Intesa Sanpaolo SpA MTN
5.017%, 06/26/2024 (B)	335	330
3.928%, 09/15/2026	EUR 160	212
JPMorgan Chase
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028	$ 590	586
JPMorgan Chase MTN
2.295%, 08/15/2021	551	536
Lincoln National
4.200%, 03/15/2022	355	366
Lloyds Banking Group
4.375%, 03/22/2028	375	379
Manufacturers & Traders Trust
2.625%, 01/25/2021	786	776
MetLife
5.700%, 06/15/2035	80	95
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (B)	275	282
Morgan Stanley MTN
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	1,150	1,112
Nationwide Financial Services
5.375%, 03/25/2021 (B)	470	495
Navient
6.625%, 07/26/2021	770	800
Navient MTN
7.250%, 01/25/2022	52	55
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Year Curr+7.598%, 12/31/2049	825	896
4.622%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027	600	605
2.001%, VAR EURIBOR 3 Month+2.330%, 10/29/2049	EUR 100	122
Santander Holdings USA
4.400%, 07/13/2027 (B)	$ 1,135	1,130
Santander Issuances MTN
3.250%, 04/04/2026	EUR 300	402
Santander UK
5.000%, 11/07/2023 (B)	$ 700	724
Standard Chartered
7.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.723%, 12/29/2049 (B)	200	214
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+6.301%, 12/29/2049	412	435
3.277%, VAR ICE LIBOR USD 3 Month+1.510%, 01/29/2049 (B)	400	379
Synchrony Financial
3.950%, 12/01/2027	1,150	1,087

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	255

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Trust F/1401
5.250%, 01/30/2026 (B)	$ 705	$ 714
UBS Group Funding Switzerland
4.125%, 09/24/2025 (B)	689	693
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 12/29/2049	474	485
Wells Fargo
3.069%, 01/24/2023	881	866
XLIT
3.250%, VAR EURIBOR 3 Month+2.900%, 06/29/2047	EUR 240	297

		32,085

Health Care — 0.4%
Gilead Sciences Inc
2.550%, 09/01/2020	$ 1,137	1,128
Mylan
3.125%, 11/22/2028	EUR 485	619
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026	$ 560	449
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (B)	600	518
Zimmer Biomet Holdings
2.700%, 04/01/2020	480	475

		3,189

Industrials — 0.4%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (B)	670	668
Alfa
5.250%, 03/25/2024 (B)	660	685
Avis Budget Car Rental
5.250%, 03/15/2025 (B)	467	445
Embraer Netherlands Finance BV
5.400%, 02/01/2027	670	708
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049	300	297
Odebrecht Finance
7.125%, 06/26/2042 (B)	844	283
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (B)	409	404

		3,490

Information Technology — 0.5%
Broadcom
3.875%, 01/15/2027	486	473
3.625%, 01/15/2024	226	222
Hewlett Packard Enterprise
2.100%, 10/04/2019 (B)	794	783

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lam Research
2.800%, 06/15/2021	$ 640	$ 632
Seagate HDD Cayman
4.750%, 01/01/2025	427	416
SPCM
4.875%, 09/15/2025 (B)	374	363
VMware
2.950%, 08/21/2022	359	344
Western Digital
4.750%, 02/15/2026	838	836

		4,069

Materials — 0.4%
Anglo American Capital
3.750%, 04/10/2022 (B)	200	199
Dow Chemical
4.250%, 11/15/2020	131	134
Eastman Chemical
3.800%, 03/15/2025	318	322
Minsur
6.250%, 02/07/2024 (B)	168	180
Nacional del Cobre de Chile
3.625%, 08/01/2027 (B)	372	361
NOVA Chemicals
5.250%, 08/01/2023 (B)	420	423
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)	408	410
Vale Overseas
6.875%, 11/21/2036	670	788
Yamana
4.950%, 07/15/2024	462	475

		3,292

Real Estate — 0.2%
Crown Castle Towers
4.883%, 08/15/2020 (B)	450	466
Host Hotels & Resorts
3.750%, 10/15/2023	16	16
SBA Tower Trust
3.156%, 10/08/2020 (B)	950	934
Welltower
4.000%, 06/01/2025	550	549

		1,965

Telecommunication Services — 0.6%
AT&T Inc
4.125%, 02/17/2026	574	575
3.900%, 08/14/2027	685	690
3.400%, 05/15/2025	2,045	1,971
CenturyLink
7.500%, 04/01/2024	120	121

256	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mauritius Investment
5.373%, 02/13/2022 (B)	$ 561	$566
Rogers Communications
4.000%, 06/06/2022	CAD 60	48
Sprint Capital
6.900%, 05/01/2019	$ 1,485	1,530
Verizon Communications
5.500%, 03/16/2047	245	271

		5,772

Utilities — 0.3%
AES Corp
4.000%, 03/15/2021	463	465
CMS Energy
5.050%, 03/15/2022	185	196
Exelon Generation
2.950%, 01/15/2020	619	617
Genneia
8.750%, 01/20/2022 (B)	327	352
Israel Electric
5.000%, 11/12/2024 (B)	792	824
Terraform Global Operating
6.125%, 03/01/2026 (B)	188	190

		2,644

Total Corporate Obligations
(Cost $77,228) ($ Thousands)		76,520

MORTGAGE-BACKED SECURITIES — 6.5%

Agency Mortgage-Backed Obligations — 0.6%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
4.373%, VAR LIBOR USD 1 Month+6.150%,06/15/2047	2,871	544
FHLMC CMO, Ser 2017-4727, Cl SA, IO
4.423%, VAR LIBOR USD 1 Month+6.200%,11/15/2047	2,461	463
FNMA CMO, Ser 2011-131, Cl ST, IO
4.669%, VAR LIBOR USD 1 Month+6.540%,12/25/2041	1,519	288
FNMA CMO, Ser 2014-17, Cl SA, IO
4.179%, VAR LIBOR USD 1 Month+6.050%,04/25/2044	3,713	634
FNMA CMO, Ser 2014-78, Cl SE, IO
4.229%, VAR LIBOR USD 1 Month+6.100%,12/25/2044	2,825	468
FNMA CMO, Ser 2014-92, Cl SX, IO
4.229%, VAR LIBOR USD 1 Month+6.100%,01/25/2045	3,214	549
FNMA CMO, Ser 2016-77, Cl DS, IO
4.129%, VAR LIBOR USD 1 Month+6.000%,10/25/2046	2,922	507

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-62, Cl AS, IO
4.279%, VAR LIBOR USD 1 Month+6.150%,08/25/2047	$2,929	$531
FNMA CMO, Ser 2017-81, Cl SA, IO
4.329%, VAR LIBOR USD 1 Month+6.200%,10/25/2047	2,897	548
FNMA CMO, Ser 2017-97, Cl LS, IO
4.329%, VAR LIBOR USD 1 Month+6.200%,12/25/2047	3,124	597
GNMA CMO, Ser 2017-122, Cl SA, IO
4.378%, VAR LIBOR USD 1 Month+6.200%,08/20/2047	1,960	382
GNMA CMO, Ser 2017-134, Cl SE, IO
4.378%, VAR LIBOR USD 1 Month+6.200%,09/20/2047	2,275	398

		5,909

Non-Agency Mortgage-Backed Obligations — 5.9%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%,07/25/2035	108	104
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%,12/25/2035	241	215
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%,08/25/2036	1	1
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%,06/25/2036	429	372
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%,10/25/2036	302	253
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%,05/25/2036	190	150
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%,02/25/2036	240	219
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
2.777%, VAR LIBOR USD 1 Month+1.000%,11/15/2033 (B)	1,610	1,612
Bellemeade Re II, Ser 2016-1A, Cl M2B
8.372%, VAR ICE LIBOR USD 1 Month+6.500%,04/25/2026 (B)	271	271
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.601%,07/05/2033 (B)	1,180	1,165
BX Trust, Ser 2017-IMC, Cl A
2.827%, VAR LIBOR USD 1 Month+1.050%,10/15/2032 (B)	1,050	1,052
CCUBS Commercial Mortgage Trust,
Ser 2017-C1, Cl A4 3.544%,11/15/2050	1,115	1,105

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	257

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	$670	$654
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (B)	915	917
Chase Mortgage Finance Trust, Ser 2007-S5,Cl 1A17
6.000%, 07/25/2037	152	137
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	247	212
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	126	107
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.450%, 04/10/2046 (B)(D)	343	319
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	963
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	435	444
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	540	543
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.126%, 07/10/2046 (B)(D)	740	766
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	545	553
Commercial Mortgage Pass-Through Certifcates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	261	252
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl A4
3.504%, 06/15/2057	436	435
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	1,090	1,118
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (B)	525	427
CSMC, Ser 2016-MFF, Cl D
6.377%, VAR LIBOR USD 1 Month+4.600%, 11/15/2033 (B)	268	271
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
2.062%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2036	556	343
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
6.122%, VAR ICE LIBOR USD 1 Month+4.250%, 11/25/2023	626	696

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
5.872%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	$1,037	$1,132
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
6.422%, VAR ICE LIBOR USD 1 Month+4.550%, 10/25/2024	211	235
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
5.172%, VAR ICE LIBOR USD 1 Month+3.300%, 10/25/2027	280	312
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-HQA1, Cl M2
4.154%, VAR ICE LIBOR USD 1 Month+2.300%, 09/25/2030	68	69
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	234	197
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
4.872%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	389	416
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
6.872%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	192	215
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
6.172%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	386	425
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
5.872%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	452	488
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
5.872%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	714	784
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
6.872%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	940	1,051
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
6.872%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	836	951
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
7.572%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	281	326

258	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
7.422%, VAR ICE LIBOR USD 1 Month+5.550%, 04/25/2028	$857	$965
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
8.822%, VAR ICE LIBOR USD 1 Month+6.950%, 08/25/2028	731	878
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
8.622%, VAR ICE LIBOR USD 1 Month+6.750%, 08/25/2028	978	1,182
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
7.872%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	814	974
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
7.772%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	1,545	1,815
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
6.322%, VAR ICE LIBOR USD 1 Month+4.450%, 01/25/2029	965	1,079
FNMA Connecticut Avenue Securities, Ser 2018-C01, Cl 1M2
4.122%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2030	700	709
Great Wolf Trust, Ser 2017-WOLF, Cl A
2.777%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (B)	680	681
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	733	730
GS Mortgage Securities II, Ser 2018-GS9, Cl A4
3.992%, 03/10/2051	1,350	1,392
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.944%, 01/10/2047 (B)(D)	955	821
H/2 Asset Funding, Ser 2015-1A
3.271%, 06/24/2049	369	374
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
2.122%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2035	195	173
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.913%, 09/15/2047 (D)	20,229	890
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	540	552

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	$1,092	$ 1,113
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.668%, 11/15/2048 (D)	849	842
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B)(D)	149	148
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	269	271
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	921
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
3.477%, VAR LIBOR USD 1 Month+1.700%, 07/15/2036 (B)	1,105	1,107
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	210	184
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (D)	356	282
LSTAR Commercial Mortgage Trust, Ser 2014- 2, Cl A2
2.767%, 01/20/2041 (B)	53	53
LSTAR Commercial Mortgage Trust, Ser 2015- 3, Cl A2
2.729%, 04/20/2048 (B)(D)	780	772
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%, 03/10/2049 (B)	971	941
Morgan Stanley Capital I Trust, Ser 2005- IQ9, Cl D
5.000%, 07/15/2056	545	540
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl SNMA
3.690%, VAR LIBOR USD 1 Month+1.950%, 11/15/2026 (B)	218	219
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl AFSA
3.610%, VAR LIBOR USD 1 Month+1.870%, 08/15/2026 (B)	239	240
Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A4
3.596%, 12/15/2049	835	839
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (B)	800	702

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	259

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.000%, 05/26/2037 (B)(D)	$1	$1
Starwood Retail Property Trust, Ser 2014, Cl A
2.997%, VAR LIBOR USD 1 Month+1.220%, 11/15/2027 (B)	1,684	1,685
UBS Commercial Mortgage Trust, Ser 2018- C8, Cl A4
3.983%, 02/15/2051	900	927
UBS Commercial Mortgage Trust, Ser 2018- C9, Cl A4
4.117%, 03/15/2051	1,410	1,452
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	588
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.470%, 09/15/2048 (D)	794	764
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 09/15/2048	485	493
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.311%, 11/15/2049 (D)	925	925
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.372%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (B)	162	174
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
7.122%, VAR ICE LIBOR USD 1
Month+5.250%, 11/25/2025 (B)	609	677
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	106	106
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	490	492

		52,950

Total Mortgage-Backed Securities (Cost $58,516) ($Thousands)		58,859

SOVEREIGN DEBT — 2.6%
Argentina POM Politica Monetaria
27.250%, VAR Argentina Central
Bank 7D Repo Ref Rate+0.000%, 06/21/2020	ARS 8,000	420
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2027	BRL 11,250	3,479

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Egypt Government International Bond MTN
6.125%, 01/31/2022 (B)		$291	$301
Japan Treasury Discount Bill
-16.180%, 09/10/2018 (A)(E)	JPY	1,004,700	9,454
-21.040%, 04/05/2018 (A)(E)		246,350	2,316
Japanese Government CPI Linked Bond
0.100%, 03/10/2027		473,536	4,729
Mexico Government International Bond
3.600%, 01/30/2025		$708	699
Singapore Government International Bond
2.750%, 03/01/2046		SGD3,318	2,513

Total Sovereign Debt (Cost $22,936) ($Thousands)			23,911

ASSET-BACKED SECURITIES — 2.5%
Automotive — 1.2%
Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019		$124	124
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)		594	595
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)		646	642
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019		148	148
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (B)		787	785
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)		93	93
CPS Auto Receivables Trust, Ser 2017-A, Cl A
1.680%, 08/17/2020 (B)		289	288
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (B)		353	352
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (B)		440	466
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
1.840%, 11/16/2020 (B)		148	147
Exeter Automobile Receivables Trust, Ser 2017-2A, Cl A
2.110%, 06/15/2021 (B)		360	359
First Investors Auto Owner Trust, Ser 2016- 2A, Cl A1
1.530%, 11/16/2020 (B)		247	246

260	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (B)	$545	$589
Flagship Credit Auto Trust, Ser 2016-4, Cl A2
1.960%, 02/16/2021 (B)	900	896
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)	450	452
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (B)	284	281
Hertz Vehicle Financing II LP, Ser 2015-1A,Cl A
2.730%, 03/25/2021 (B)	675	670
Hertz Vehicle Financing II LP, Ser 2015-1A,Cl B
3.520%, 03/25/2021 (B)	491	491
Hertz Vehicle Financing II LP, Ser 2015-2A,Cl A
2.020%, 09/25/2019 (B)	700	697
Hertz Vehicle Financing II LP, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (B)	974	969
Hertz Vehicle Financing II LP, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (B)	470	464
Hertz Vehicle Financing LLC, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (B)	483	481
Santander Drive Auto Receivables Trust, Ser 2017-3, Cl A2
1.670%, 06/15/2020	448	447

		10,682

Credit Cards — 0.3%
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	401	399
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
2.257%, VAR LIBOR USD 1 Month+0.480%, 02/15/2022	571	571
World Financial Network Credit Card Master Trust, Ser 2018-A, ClA
3.070%, 12/16/2024	1,405	1,407

		2,377

Other Asset-Backed Securities — 1.0%
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	1,079	1,078
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (B)	792	789
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	673	670

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (B)	$496	$496
GMF Floorplan Owner Revolving Trust, Ser 2016-1, Cl A1
1.960%, 05/17/2021 (B)	986	978
Marlette Funding Trust, Ser 2016-1A, Cl A
3.060%, 01/17/2023 (B)	63	63
Marlette Funding Trust, Ser 2017-1A, Cl A
2.827%, 03/15/2024 (B)	197	197
Marlette Funding Trust, Ser 2017-2A, Cl A
2.390%, 07/15/2024 (B)	436	435
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (B)	315	314
Marlette Funding Trust, Ser 2017-3A, Cl B
3.010%, 12/15/2024 (B)	276	274
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (B)	655	654
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl B
3.480%, 09/15/2023 (B)	260	259
Sofi Consumer Loan Program, Ser 2016-2, Cl A
3.090%, 10/27/2025 (B)	307	307
Sofi Consumer Loan Program, Ser 2016-3, Cl A
3.050%, 12/26/2025 (B)	416	416
Sofi Consumer Loan Program, Ser 2017-2, Cl A
3.280%, 02/25/2026 (B)	425	426
Sofi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (B)	780	769
Sofi Consumer Loan Program, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (B)	1,050	1,036
Volvo Financial Equipment, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (B)	167	167

		9,328

Total Asset-Backed Securities (Cost $22,389) ($ Thousands)		22,387

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	261

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%
Consumer Discretionary — 0.0%
GCI Liberty	240	$6

Total Preferred Stock (Cost $5) ($ Thousands)		6

Total Investments in Securities — 115.6% (Cost $1,040,246) ($ Thousands)		$1,045,586

COMMON STOCK SOLD SHORT — (11.9)%
Consumer Discretionary — (7.9)%
Adient	(6,908)	$(413)
Adtalem Global Education *	(1,347)	(64)
Advance Auto Parts Inc	(1,029)	(122)
Amazon.com Inc, Cl A *	(4,048)	(5,859)
American Axle & Manufacturing Holdings *	(6,557)	(100)
American Eagle Outfitters	(1,300)	(26)
American Outdoor Brands *	(4,300)	(44)
Aramark	(7,108)	(281)
AutoNation *	(629)	(29)
AutoZone Inc *	(424)	(275)
Bed Bath & Beyond	(2,627)	(55)
Belmond, Cl A *	(1,878)	(21)
Best Buy Inc	(3,355)	(235)
Big Lots	(500)	(22)
Bloomin’ Brands	(3,280)	(80)
Booking Holdings Inc *	(671)	(1,396)
BorgWarner Inc	(14,624)	(735)
Boyd Gaming	(2,081)	(66)
Bright Horizons Family Solutions *	(1,279)	(128)
Brinker International	(1,877)	(68)
Brunswick	(4,879)	(290)
Burlington Stores *	(1,041)	(139)
Caesars Entertainment *	(4,311)	(48)
Callaway Golf	(5,433)	(89)
CarMax *	(2,266)	(140)
Carnival	(12,521)	(821)
Carriage Services	(1,900)	(53)
Carter’s Inc	(2,855)	(297)
Cavco Industries *	(200)	(35)
Cheesecake Factory	(1,734)	(84)
Chegg *	(2,800)	(58)
Chipotle Mexican Grill, Cl A *	(698)	(226)
Choice Hotels International Inc	(2,038)	(163)
Churchill Downs Inc	(200)	(49)
Columbia Sportswear Co	(1,652)	(126)
Cooper Tire & Rubber	(4,508)	(132)
Cooper-Standard Holdings *	(1,151)	(141)
Cracker Barrel Old Country Store	(306)	(49)
Dana	(9,823)	(253)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Darden Restaurants Inc	(3,454)	$(294)
Dave & Buster’s Entertainment *	(1,437)	(60)
Deckers Outdoor *	(1,702)	(153)
Delphi Automotive *	(19,380)	(1,647)
Delphi Technologies	(6,260)	(298)
Dick’s Sporting Goods	(829)	(29)
Dollar General Corp	(3,604)	(337)
Dollar Tree *	(3,154)	(299)
Domino’s Pizza	(1,503)	(351)
Dorman Products *	(1,952)	(129)
DR Horton	(17,004)	(745)
Dunkin’ Brands Group	(2,218)	(132)
Eldorado Resorts *	(793)	(26)
Ethan Allen Interiors	(900)	(21)
Expedia Group	(1,452)	(160)
Foot Locker, Cl A	(2,280)	(104)
Ford Motor Co	(293,791)	(3,255)
Fox Factory Holding *	(3,322)	(116)
Gap Inc	(3,504)	(109)
Garmin	(6,307)	(372)
GCI Liberty *	(1,072)	(57)
General Motors	(99,098)	(3,601)
Gentex	(18,171)	(418)
Gentherm *	(2,800)	(95)
Genuine Parts	(2,425)	(218)
G-III Apparel Group *	(2,073)	(78)
Goodyear Tire & Rubber	(17,811)	(473)
Graham Holdings, Cl B	(111)	(67)
Grand Canyon Education Inc *	(1,535)	(161)
H&R Block	(5,300)	(135)
Hanesbrands	(19,122)	(352)
Harley-Davidson, Cl A	(12,427)	(533)
Hasbro	(5,406)	(456)
Helen of Troy *	(2,000)	(174)
Hilton Grand Vacations *	(3,600)	(155)
Hilton Worldwide Holdings	(6,855)	(540)
Home Depot Inc	(15,330)	(2,732)
Hyatt Hotels, Cl A	(694)	(53)
ILG	(2,309)	(72)
Installed Building Products *	(678)	(41)
International Game Technology	(3,700)	(99)
International Speedway Corp, Cl A	(650)	(29)
iRobot *	(1,447)	(93)
Jack in the Box	(613)	(52)
KB Home	(4,677)	(133)
Kohl’s	(1,639)	(107)
L Brands	(2,881)	(110)
La Quinta Holdings *	(1,850)	(35)
Las Vegas Sands Corp	(12,222)	(879)
La-Z-Boy, Cl Z	(3,327)	(100)
LCI Industries	(1,652)	(172)
Lear	(4,978)	(926)

262	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Leggett & Platt	(7,158)	$(318)
Lennar, Cl A	(13,620)	(803)
Lennar, Cl B	(79)	(4)
LGI Homes *	(772)	(54)
Liberty Expedia Holdings, Cl A *	(629)	(25)
Liberty Interactive QVC Group, Cl A *	(4,390)	(110)
Lithia Motors, Cl A	(278)	(28)
LKQ *	(5,005)	(190)
Lowe’s	(11,046)	(969)
Lululemon Athletica Inc *	(4,855)	(433)
M/I Homes *	(1,128)	(36)
Macy’s	(5,178)	(154)
Marriott International, Cl A	(9,741)	(1,325)
Marriott Vacations Worldwide	(976)	(130)
Mattel	(17,269)	(227)
McDonald’s	(25,225)	(3,945)
MDC Holdings	(2,865)	(80)
Meritage Homes *	(2,503)	(113)
MGM Resorts International	(15,968)	(559)
Michael Kors Holdings *	(6,988)	(434)
Michaels *	(1,200)	(24)
Modine Manufacturing *	(2,228)	(47)
Mohawk Industries *	(3,166)	(735)
Motorcar Parts of America *	(1,150)	(25)
Murphy USA *	(300)	(22)
Netflix *	(4,881)	(1,442)
Newell Brands, Cl B	(23,908)	(609)
NIKE, Cl B	(65,790)	(4,371)
Nordstrom	(1,200)	(58)
Norwegian Cruise Line Holdings *	(5,306)	(281)
NVR *	(176)	(493)
O’Reilly Automotive *	(1,239)	(306)
Oxford Industries, Cl A	(376)	(28)
Papa John’s International, Cl A	(409)	(23)
Penn National Gaming *	(2,280)	(60)
Planet Fitness, Cl A *	(2,237)	(84)
Polaris Industries	(3,003)	(344)
Pool	(250)	(37)
PulteGroup	(14,570)	(430)
PVH	(4,155)	(629)
Ralph Lauren, Cl A	(2,953)	(330)
Red Rock Resorts, Cl A	(3,713)	(109)
Ross Stores	(4,897)	(382)
Royal Caribbean Cruises	(5,322)	(627)
Scientific Games, Cl A *	(1,078)	(45)
Service Corp International	(7,057)	(266)
ServiceMaster Global Holdings *	(3,755)	(191)
Shutterfly *	(600)	(49)
Signet Jewelers	(1,250)	(48)
Six Flags Entertainment	(1,752)	(109)
Skechers U.S.A., Cl A *	(6,808)	(265)
Sotheby’s *	(437)	(22)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Standard Motor Products	(1,495)	$(71)
Starbucks	(43,878)	(2,540)
Steven Madden Ltd	(3,677)	(161)
Stoneridge *	(1,578)	(44)
Tapestry	(13,724)	(722)
Target, Cl A	(7,009)	(487)
Taylor Morrison Home, Cl A *	(6,033)	(140)
Tempur Sealy International *	(2,411)	(109)
Tenneco	(4,455)	(244)
Tesla *	(9,797)	(2,607)
Texas Roadhouse, Cl A	(1,328)	(77)
Thor Industries	(3,454)	(398)
Tiffany	(1,591)	(155)
TJX Inc	(7,834)	(639)
Toll Brothers	(7,209)	(312)
TopBuild *	(1,470)	(112)
Tower International	(927)	(26)
Tractor Supply	(1,929)	(122)
TRI Pointe Group *	(7,759)	(127)
TripAdvisor *	(1,522)	(62)
Tupperware Brands	(1,752)	(85)
Ulta Beauty Inc *	(919)	(188)
Under Armour, Cl C *	(9,416)	(135)
Vail Resorts	(1,197)	(265)
VF Corp	(16,704)	(1,238)
Vista Outdoor *	(3,600)	(59)
Visteon *	(1,982)	(218)
Wayfair, Cl A *	(576)	(39)
Weight Watchers International *	(1,061)	(68)
Wendy’s	(3,728)	(65)
Whirlpool	(3,382)	(518)
William Lyon Homes, Cl A *	(1,784)	(49)
Williams-Sonoma	(829)	(44)
Winnebago Industries	(2,303)	(87)
Wolverine World Wide	(4,774)	(138)
Wyndham Worldwide	(2,874)	(329)
Wynn Resorts	(2,303)	(420)
Yum China Holdings	(10,512)	(436)
Yum! Brands	(10,257)	(873)

		(71,832)

Information Technology — (2.6)%
Advanced Energy Industries *	(427)	(27)
Advanced Micro Devices *	(7,922)	(80)
Amphenol Corp, Cl A	(3,405)	(293)
Analog Devices Inc	(3,971)	(362)
Apple Inc	(34,337)	(5,761)
Applied Materials Inc	(10,396)	(578)
Arista Networks *	(644)	(164)
ARRIS International *	(2,924)	(78)
Arrow Electronics Inc, Cl A *	(2,102)	(162)
Avnet	(2,527)	(106)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	263

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Belden	(250)	$(17)
Broadcom	(3,865)	(911)
Cavium *	(700)	(56)
CDW	(4,255)	(299)
Ciena *	(1,000)	(26)
Cirrus Logic *	(550)	(22)
Cisco Systems	(51,298)	(2,200)
Cognex	(1,768)	(92)
Coherent *	(229)	(43)
CommScope Holding *	(2,081)	(83)
Corning, Cl B	(9,412)	(262)
Cray *	(1,172)	(24)
Cree *	(1,350)	(54)
Cypress Semiconductor	(2,600)	(44)
Diebold Nixdorf	(2,850)	(44)
Electronics For Imaging *	(1,736)	(47)
Entegris	(1,150)	(40)
ePlus *	(768)	(60)
F5 Networks Inc, Cl A *	(851)	(123)
Finisar *	(2,507)	(40)
First Solar *	(989)	(70)
FLIR Systems	(950)	(48)
Hewlett Packard Enterprise	(21,675)	(380)
HP	(18,782)	(412)
II-VI *	(728)	(30)
Infinera *	(4,199)	(46)
Integrated Device Technology *	(1,050)	(32)
Intel	(45,265)	(2,357)
IPG Photonics *	(278)	(65)
Jabil	(3,122)	(90)
Juniper Networks	(4,191)	(102)
Keysight Technologies *	(2,953)	(155)
KLA-Tencor	(1,402)	(153)
Lam Research	(1,802)	(366)
Littelfuse	(200)	(42)
Lumentum Holdings *	(579)	(37)
Marvell Technology Group	(4,677)	(98)
Maxim Integrated Products	(2,252)	(136)
Microchip Technology	(2,553)	(233)
Micron Technology *	(10,163)	(530)
Microsemi *	(651)	(42)
MKS Instruments	(376)	(44)
Motorola Solutions Inc	(1,252)	(132)
National Instruments	(2,000)	(101)
NCR *	(2,577)	(81)
NetApp	(3,461)	(214)
NETGEAR *	(1,800)	(103)
NVIDIA	(5,375)	(1,245)
NXP Semiconductors *	(3,217)	(376)
ON Semiconductor *	(3,023)	(74)
Palo Alto Networks *	(834)	(151)
Plexus *	(450)	(27)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Pure Storage, Cl A *	(2,200)	$(44)
Qorvo *	(1,557)	(110)
QUALCOMM	(14,550)	(806)
Ribbon Communications *	(6,510)	(33)
Sanmina *	(778)	(20)
ScanSource *	(1,784)	(63)
Skyworks Solutions	(2,252)	(226)
Stratasys *	(3,665)	(74)
Super Micro Computer *	(2,850)	(48)
SYNNEX	(1,090)	(129)
Tech Data *	(1,089)	(93)
Teradyne	(1,734)	(79)
Texas Instruments	(10,390)	(1,079)
Trimble *	(3,074)	(110)
Universal Display	(422)	(43)
USA Technologies *	(5,128)	(46)
VeriFone Systems *	(2,972)	(46)
Versum Materials	(850)	(32)
Western Digital	(3,604)	(333)
Xerox	(4,750)	(137)
Xilinx	(2,453)	(177)
Zebra Technologies, Cl A *	(850)	(118)

		(23,916)

Materials — (1.3)%
Air Products & Chemicals Inc	(3,154)	(502)
Albemarle Corp	(1,602)	(149)
Alcoa	(2,303)	(104)
Allegheny Technologies *	(1,350)	(32)
AptarGroup Inc	(490)	(44)
Ashland Global Holdings	(1,051)	(73)
Avery Dennison Corp	(828)	(88)
Axalta Coating Systems *	(2,527)	(76)
Balchem	(1,200)	(98)
Ball Corp	(5,406)	(215)
Berry Global Group *	(1,802)	(99)
Cabot	(553)	(31)
Carpenter Technology	(678)	(30)
Celanese, Cl A	(1,902)	(191)
CF Industries Holdings	(2,903)	(110)
Chemours	(2,499)	(122)
Cleveland-Cliffs *	(6,992)	(49)
Commercial Metals, Cl A	(1,278)	(26)
Crown Holdings *	(2,363)	(120)
Domtar	(650)	(28)
DowDuPont	(33,659)	(2,144)
Eagle Materials	(842)	(87)
Eastman Chemical	(2,491)	(263)
Ecolab	(4,221)	(579)
FMC	(1,833)	(140)
Freeport-McMoRan, Cl B	(17,624)	(310)
Graphic Packaging Holding	(1,852)	(28)

264	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
HB Fuller	(579)	$(29)
Huntsman	(3,519)	(103)
Ingevity *	(476)	(35)
International Flavors & Fragrances	(551)	(75)
International Paper	(4,836)	(258)
Louisiana-Pacific	(1,326)	(38)
LyondellBasell Industries, Cl A	(4,705)	(497)
Martin Marietta Materials, Cl A	(901)	(187)
Minerals Technologies	(250)	(17)
Monsanto	(5,981)	(698)
Mosaic	(4,739)	(115)
NewMarket	(100)	(40)
Newmont Mining	(8,160)	(319)
Nucor	(4,605)	(281)
Olin	(2,032)	(62)
Owens-Illinois *	(1,547)	(33)
Packaging Corp of America	(902)	(102)
Platform Specialty Products *	(1,977)	(19)
PolyOne	(778)	(33)
PPG Industries	(3,654)	(408)
Praxair	(4,237)	(611)
Reliance Steel & Aluminum	(1,198)	(103)
Royal Gold, Cl A	(460)	(39)
RPM International	(1,228)	(59)
Scotts Miracle-Gro, Cl A	(377)	(32)
Sealed Air	(2,152)	(92)
Sherwin-Williams, Cl A	(1,126)	(441)
Southern Copper	(852)	(46)
Steel Dynamics	(3,154)	(139)
Summit Materials, Cl A *	(1,144)	(35)
SunCoke Energy *	(4,300)	(46)
Trecora Resources *	(4,700)	(64)
Trinseo	(868)	(64)
United States Steel	(2,100)	(74)
Valvoline	(3,294)	(73)
Vulcan Materials	(1,628)	(186)
Westlake Chemical	(427)	(47)
WestRock	(2,654)	(170)
Worthington Industries	(579)	(25)
WR Grace	(579)	(35)

		(11,468)

Total Common Stock Sold Short (Proceeds $92,984) ($ Thousands)		(107,216)

Total Investments Sold Short — (11.8)% (Proceeds $92,984) ($ Thousands)		$(107,216)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	265

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Brent Crude **	342	May-2018	$21,805	$23,547	$1,742
Coffee **	229	May-2018	10,665	10,146	(519)
Coffee Robusta **	(149)	May-2018	(2,644)	(2,570)	74
Copper **	202	May-2018	15,826	15,279	(547)
Corn **	(107)	Dec-2018	(2,119)	(2,202)	(83)
Corn **	911	May-2018	17,041	17,662	621
Cotton No. 2 **	66	May-2018	2,704	2,688	(16)
Cotton No. 2 **	(179)	Dec-2018	(6,861)	(6,957)	(96)
Crude Oil **	44	Jun-2018	2,709	2,840	131
Crude Oil **	(30)	Nov-2018	(1,795)	(1,857)	(62)
Crude Oil **	15	Aug-2018	888	952	64
Euro-Bobl	(197)	Jun-2018	(31,804)	(31,799)	(237)
Feeder Cattle **	(32)	May-2018	(2,376)	(2,144)	232
Gasoline **	(34)	Jun-2018	(2,686)	(2,884)	(198)
Gasoline **	89	May-2018	7,101	7,553	452
Gold **	101	Jun-2018	13,407	13,406	(1)
ICE Brent Crude **	28	Aug-2018	1,773	1,901	128
ICE Brent Crude **	(115)	Nov-2018	(6,933)	(7,668)	(736)
Japanese 10-Year Bond	(4)	Jun-2018	(5,688)	(5,674)	(6)
Japanese 10-Year Bond E-MINI	(66)	Jun-2018	(9,361)	(9,363)	(2)
Lean Hogs **	30	Jun-2018	905	919	14
Live Cattle **	106	Aug-2018	4,497	4,303	(194)
LME Nickel **	87	May-2018	6,876	6,930	54
LME Primary Aluminum **	(65)	Jul-2018	(3,550)	(3,262)	288
LME Primary Aluminum **	104	May-2018	5,599	5,190	(409)
LME Primary Aluminum **	65	Dec-2018	3,578	3,296	(282)
LME Zinc **	119	May-2018	10,136	9,752	(384)
MSCI EAFE Index E-MINI	(124)	Jun-2018	(12,598)	(12,404)	194
Natural Gas **	433	Apr-2018	11,480	11,834	354
Natural Gas **	(175)	Jun-2018	(4,912)	(4,956)	(44)
Natural Gas **	150	Nov-2018	4,465	4,518	53
NY Harbor ULSD **	61	May-2018	4,850	5,178	328
Platinum **	74	Jul-2018	3,571	3,451	(120)
S&P 500 Index E-MINI	(186)	Jun-2018	(25,933)	(24,580)	1,353
Silver **	124	May-2018	10,190	10,086	(104)
Soybean **	(83)	Nov-2018	(4,196)	(4,348)	(152)
Soybean **	196	May-2018	9,796	10,239	443
Soybean Meal **	93	May-2018	3,259	3,571	312
Soybean Oil **	375	May-2018	7,261	7,171	(90)
Sugar No. 11 **	150	Jun-2018	2,237	2,093	(144)
Sugar No. 11 **	374	Apr-2018	5,719	5,173	(546)
U.S. 2-Year Treasury Note	(346)	Jun-2018	(73,554)	(73,563)	(9)
U.S. 5-Year Treasury Note	226	Jun-2018	25,799	25,868	69
U.S. 10-Year Treasury Note	(361)	Jun-2018	(43,392)	(43,732)	(340)
U.S. Ultra Long Treasury Bond	(11)	Jun-2018	(1,715)	(1,765)	(50)
Wheat **	105	May-2018	2,563	2,453	(110)
Wheat **	266	May-2018	6,264	5,998	(265)
WTI Crude Oil **	253	Apr-2018	15,169	16,430	1,261

			$(3,985)	$(1,301)	$2,421

266	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/26/18	USD	2,982	JPY	326,931	$	98
Barclays PLC	04/03/18	USD	427	BRL	1,410		(3)
Barclays PLC	05/03/18	BRL	1,410	USD	426		2
BNP Paribas	04/13/18	GBP	1,067	USD	1,519		21
Brown Brothers Harriman	05/30/18	USD	16	EUR	13		–
Caisse des Depots	06/07/18	NZD	1,552	USD	1,122		3
Citigroup	04/16/18 - 04/26/18	JPY	1,794,435	USD	16,923		28
Citigroup	04/26/18	USD	1,147	JPY	124,384		24
Citigroup	04/26/18	USD	1,410	KRW	1,507,634		9
Citigroup	06/07/18	USD	1,947	TWD	56,230		(2)
Credit Suisse First Boston	06/07/18	AUD	2,417	CAD	2,400		11
Goldman Sachs	07/12/18	USD	1,873	MYR	7,348		27
JPMorgan Chase Bank	04/12/18	CAD	1,458	USD	1,129		(2)
JPMorgan Chase Bank	04/13/18	GBP	1,001	USD	1,426		21
JPMorgan Chase Bank	05/30/18	EUR	2,492	USD	3,093		16
JPMorgan Chase Bank	06/07/18	AUD	1,758	USD	1,360		12
JPMorgan Chase Bank	06/07/18	TWD	110,102	USD	3,792		(16)
Morgan Stanley	04/03/18	BRL	1,410	USD	434		10
Morgan Stanley	04/12/18	CAD	1,777	USD	1,432		54
Morgan Stanley	04/13/18	GBP	1,492	USD	2,096		2
Morgan Stanley	04/20/18	USD	953	MXN	17,932		26
Morgan Stanley	04/26/18	JPY	424,177	USD	3,898		(98)
Morgan Stanley	05/17/18	SGD	3,198	USD	2,424		(18)
Morgan Stanley	06/07/18	USD	1,149	AUD	1,460		(29)
RBS	04/12/18	CAD	1,616	USD	1,260		6
RBS	04/20/18	MXN	17,645	USD	929		(35)
Standard Bank	04/13/18	USD	1,801	GBP	1,299		21
Standard Bank	04/17/18	USD	1,418	RUB	81,130		(9)
Standard Bank	05/17/18	USD	910	INR	59,657		2

						$	181

A list of the open OTC swap agreements held by the Fund at March 31, 2018 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2049	(634)	$(93)	$(53)	$(40)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(835)	(123)	(66)	(57)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	12/31/2049	(261)	(39)	(18)	(21)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(5)	(3)	(2)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(16)	(3)	(2)	(1)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(201)	(29)	(26)	(3)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(65)	(9)	(7)	(2)
Deutsche Bank	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(33)	(5)	(4)	(1)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(194)	(28)	(17)	(11)
Goldman Sachs	CMBX.BBB.6	Sell	3.00%	Monthly	05/11/2063	(32)	(4)	(3)	(1)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	267

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2049	964	$–	$13	$(13)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	3,320	1	35	(34)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	73	–	1	(1)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	2,641	1	33	(32)
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	881	–	12	(12)
Credit Suisse	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	25	–	–	–
Deutsche Bank	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	996	–	10	(10)
Goldman Sachs	CMBX.NA.AAA.9	Buy	0.50%	Monthly	09/17/2058	216	–	2	(2)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(227)	(33)	(16)	(17)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Quarterly	12/31/2049	(1,324)	(194)	2	(196)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(1,093)	(160)	(78)	(82)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(42)	(6)	(2)	(4)
Credit Suisse	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	12/31/2049	(812)	(119)	(54)	(65)
Citibank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(240)	(35)	(34)	(1)
CGG	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(254)	(37)	(35)	(2)
Citigroup	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(36)	(5)	(6)	1
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(329)	(49)	(47)	(2)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(113)	(17)	(14)	(3)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(112)	(16)	(13)	(3)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(222)	(33)	(25)	(8)
Deutsche Bank	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(330)	(48)	(37)	(11)
Goldman Sachs	CMBX.NA.BBB-.6	Sell	3.00%	Monthly	05/11/2063	(727)	(107)	(87)	(20)
Credit Suisse	CMBX-A-.6	Sell	2.00%	Monthly	05/11/2063	(1,305)	(57)	(30)	(27)
Citigroup	CMBX-BBB--433710	Sell	3.00%	Monthly	05/11/2049	(172)	(25)	(27)	2
Goldman Sachs	CMBX-BBB--433726	Sell	3.00%	Monthly	05/11/2063	(188)	(28)	(30)	2
Goldman Sachs	CMBX-BBB--434542	Sell	3.00%	Monthly	05/11/2049	(276)	(40)	(47)	7
Goldman Sachs	CMBX-BBB--434557	Sell	3.00%	Monthly	05/11/2049	(198)	(30)	(34)	4
Citibank	Sprint Communications	Buy	5.00%	Quarterly	06/20/2019	793	(42)	(12)	(30)
Citibank	Sprint Communications	Buy	5.00%	Quarterly	06/20/2019	692	(37)	(10)	(27)

							$(1,454)	$(729)	$(725)

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	2.8325%	3-MONTH USD -LIBOR	Quarterly	04/12/2042	USD	480	$(6)	$–	$(6)

268	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2018 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.60%	3-MONTH USD - LIBOR	Quarterly	10/25/2026	USD	6,110	$536	$–	$536
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,490	126	–	126
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,490	124	–	124
3-MONTH USD - LIBOR	2.31%	Quarterly	05/18/2025	USD	2,820	64	–	64
2.49	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,710	20	–	20
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	2,717	83	–	83
3-MONTH USD - LIBOR	3.3105%	Quarterly	05/06/2034	USD	1,510	103	–	103
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	2,970	84	–	84
3-MONTH USD - LIBOR	1.96%	Quarterly	10/25/2046	USD	710	(128)	–	(128)
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	10,400	221	–	221
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	2,140	76	–	76
2.920%	3-MONTH USD - LIBOR	Quarterly	03/28/2028	USD	2,740	(26)	–	(26)
1.99%	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,760	122	–	122
3-MONTH NZD - BKBM	2.94%	Semi-Annual	03/31/2022	NZD	7,850	95	–	95
3-MONTH SEK - STIBOR	0.34%	Annual	03/31/2022	SEK	38,480	10	–	10
2.9795%	3-MONTH USD - LIBOR	Quarterly	01/14/2024	USD	2,630	(41)	–	(41)
3-MONTH USD - LIBOR	1.567%	Quarterly	04/01/2020	USD	5,135	82	–	82
1.69%	3-MONTH USD - LIBOR	Quarterly	08/06/2020	USD	10,830	227	–	227
3-MONTH USD - LIBOR	1.28%	Semi-Annual	10/25/2021	USD	1,465	(66)	–	(66)
3-MONTH USD - LIBOR	2.63%	Quarterly	05/29/2024	USD	1,990	2	–	2
2.674%	3-MONTH USD - LIBOR	Quarterly	07/10/2024	USD	2,570	5	–	5
3-MONTH USD - LIBOR	2.668%	Quarterly	07/18/2024	USD	2,060	(5)	–	(5)
2.8885%	3-MONTH USD - LIBOR	Quarterly	02/14/2024	USD	2,310	(23)	–	(23)
2.817%	3-MONTH USD - LIBOR	Quarterly	04/28/2024	USD	3,520	(46)	–	(46)
2.63%	3-MONTH USD - LIBOR	Quarterly	05/23/2024	USD	3,980	(4)	–	(4)

						$1,641	$–	$1,641

A list of the open reverse repurchase agreements held by the Fund at March 31, 2018 is as follows:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(12,948)	Chase Securities	2.05%	Open Ended	$(12,948)
(13,200)	Chase Securities	1.80%	05/23/2018	(13,200)
(5,890)	Chase Securities	1.78%	Open Ended	(5,890)
(34,950)	Chase Securities	1.70%	04/24/2018	(34,950)
(5,068)	Chase Securities	1.65%	04/10/2018	(5,068)
(28,080)	Chase Securities	1.65%	04/18/2018	(28,080)
(38,166)	Chase Securities	1.62%	04/16/2018	(38,166)
(11,030)	Chase Securities	1.58%	Open Ended	(11,030)
(10,712)	Chase Securities	1.51%	Open Ended	(10,712)
(21,814)	Chase Securities	1.46%	Open Ended	(21,814)

				$(181,858)

Percentages are based on Net Assets of $904,211 ($ Thousands).

*	Non-income producing security.

**	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of March 31, 2018.

‡	Real Estate Investment Trust.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $54,585 ($ Thousands), representing 6.04% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	269

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Inflation Managed Fund (Concluded)

ARS — Argentina Dollar
AUD — Australian Dollar
BKBM — Bank Bill Reference Rate
BRL — Brazilian Real
CAD — Canadian Dollar
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
EAFE — Europe, Australasia and Far East
EUR — Euro
EURIBOR — Euro Interbank Offered Rate
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
INR — Indian Rupee
IO — Interest Only
JPY — Japanese Yen
KRW — Korean Won
LIBOR — London Interbank Offered Rate
LME — London Metal Exchange
Ltd — Limited
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
OTC — Over-the-Counter
PLC — Public Limited Company
RUB — Russian Ruble
S&P— Standard & Poor’s
SGD — Swedish Krona
SEK — Swedish Krona
Ser — Series
STIBOR — Stockholm Interbank Offered Rate
TWD — Taiwanese Dollar
ULSD — Ultra-Low-Sulfur Diesel
USD — United States Dollar
VAR — Variable Rate
WTI — West Texas Intermediate

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$620,196	$–	$620,196
Common Stock	243,707	–	–	243,707
Corporate Obligations	–	76,520	–	76,520
Mortgage-Backed Securities	–	58,859	–	58,859
Sovereign Debt	–	23,911	–	23,911
Asset-Backed Securities	–	22,387	–	22,387
Preferred Stock	–	6	–	6

Total Investments in Securities	$243,707	$801,879	$–	$1,045,586

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(107,216)	$–	$–	$(107,216)

Total Securities Sold Short	$(107,216)	$–	$–	$(107,216)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$8,167	$—	$—	$8,167
Unrealized Depreciation	(5,746)	—	—	(5,746)
Forwards Contracts *
Unrealized Appreciation	—	393	—	393
Unrealized Depreciation	—	(212)	—	(212)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	16	—	16
Unrealized Depreciation	—	(741)	—	(741)
Interest Rate Swap *
Unrealized Depreciation	—	(6)	—	(6)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,980	—	1,980
Unrealized Depreciation	—	(339)	—	(339)
Reverse Repurchase Agreements	—	(181,858)	—	(181,858)

Total Other Financial Instruments	$2,421	$(180,767)	$—	$(178,346)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

270	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Capital Stability Fund

†Percentages are based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 40.6%
U.S. Treasury Bills
1.622%, 05/24/2018 (A)	$73,827	$73,651
1.558%, 05/17/2018 (A)	73,670	73,519
1.528%, 05/10/2018 (A)	73,350	73,224
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	1,321	1,758
3.625%, 04/15/2028	1,458	1,870
3.375%, 04/15/2032	425	572
2.500%, 01/15/2029	994	1,178
2.375%, 01/15/2025	1,847	2,068
2.375%, 01/15/2027	875	1,003
2.125%, 02/15/2040	692	874
2.125%, 02/15/2041	693	879
2.000%, 01/15/2026	1,520	1,679
1.875%, 07/15/2019	2,132	2,189
1.750%, 01/15/2028	1,157	1,272
1.375%, 01/15/2020	1,601	1,635
1.375%, 02/15/2044	1,642	1,826
1.250%, 07/15/2020	1,847	1,896
1.125%, 01/15/2021	1,125	1,150
1.000%, 02/15/2046	1,365	1,399
1.000%, 02/15/2048	493	505
0.875%, 02/15/2047	1,215	1,206
0.750%, 02/15/2042	1,482	1,443
0.750%, 02/15/2045	1,525	1,471
0.625%, 07/15/2021	1,088	1,101
0.625%, 01/15/2024	3,341	3,359
0.625%, 01/15/2026	2,486	2,486
0.625%, 02/15/2043	921	868
0.500%, 01/15/2028	854	839
0.375%, 07/15/2023	4,916	4,900
0.375%, 07/15/2025	3,316	3,274
0.375%, 01/15/2027	2,796	2,725
0.375%, 07/15/2027	2,745	2,678
0.250%, 01/15/2025	3,173	3,103
0.125%, 04/15/2019	2,535	2,533
0.125%, 04/15/2020	4,476	4,459
0.125%, 04/15/2021	5,451	5,404
0.125%, 01/15/2022	3,231	3,196
0.125%, 04/15/2022	3,518	3,469
0.125%, 07/15/2022	3,279	3,246
0.125%, 01/15/2023	966	950
0.125%, 07/15/2024	2,679	2,618

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 07/15/2026	$ 2,492	$2,395

Total U.S. Treasury Obligations (Cost $301,693) ($ Thousands)		301,870

SOVEREIGN DEBT — 6.8%
Japanese Government CPI Linked Bonds
0.100%, 03/10/2026	JPY 3,477,617	34,583
0.100%, 03/10/2027	1,572,209	15,702
Total Sovereign Debt (Cost $49,980) ($ Thousands)		50,285

	Shares

EXCHANGE TRADED FUNDS — 4.7%

United States — 4.7%
iShares Core S&P 500	65,652	17,422
Vanguard S&P 500	71,968	17,422
Total Exchange Traded Funds (Cost $35,244) ($ Thousands)		34,844

	Face Amount (Thousands)
U.S. GOVERNMENT AGENCY OBLIGATION — 3.4%
FHLMC
1.375%, 05/01/2020	$ 25,730	25,228

Total U.S. Government Agency Obligation (Cost $25,537) ($ Thousands)		25,228

Total Investments in Securities — 55.5% (Cost $412,454) ($ Thousands)		$412,227

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(B) (Cost $388) ($ Thousands)	67,615,360	$207

WRITTEN OPTIONS* — 0.0%

Total Written Options(B)
(Premiums Received $879) ($ Thousands)	(81,166,452)	$(348)

SEI Institutional Management Trust / Semi-Annual Report / March 31, 2018	271

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Capital Stability Fund (Continued)

A list of the open exchange traded options contracts held by the Fund at March 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
August 2018, MXN Call, USD Put*	1,800,000	$32,856	$17.50	08/18/18	$15
May 2018, CAD Put, MXN Call*	27,345,868	387,168	14.52	05/19/18	40
May 2018, CAD Put, MXN Call*	27,345,868	387,168	14.52	05/19/18	40
May 2018, TRY Call, USD Put*	5,598,000	27,273	4.67	05/19/18	1
May 2018, TRY Call, USD Put*	5,524,200	21,884	3.72	05/19/18	—
SPDR S&P 500 ETF Trust*	223	5,868	263.00	04/21/18	101
		862,217			197

Call Options
SPDR S&P 500 ETF Trust*	1,202	31,631	285.00	04/21/18	10
Total Purchased Options		$893,848			$207

WRITTEN OPTIONS — 0.0%

Put Options
SPDR S&P 500 ETF Trust*	(3,330)	(87,629)	248.00	04/21/18	(310)

Call Options
April 2018, TRY Put, USD Call*	(9,119,022)	(44,427)	4.90	04/21/18	(3)
August 2018, USD Call, MXN Put*	(1,800,000)	(32,856)	22.00	08/18/18	(4)
May 2018, MXN Put, CAD Call*	(29,092,350)	(411,895)	15.45	05/19/18	(2)
May 2018, MXN Put, CAD Call*	(29,092,350)	(411,895)	15.45	05/19/18	(2)
May 2018, TRY Put, USD Call*	(5,999,400)	(23,766)	4.04	05/19/18	(19)
May 2018, TRY Put, USD Call*	(6,060,000)	(29,524)	5.05	05/19/18	(8)
		(954,363)			(38)

Total Written Options		$(1,041,992)			$(348)

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Canadian 10-Year Bond	170	Jun-2018	$17,465	$17,573	$269
Japanese 10-Year Bond	(23)	Jun-2018	(32,704)	(32,624)	(33)
Long Gilt 10-Year Bond	54	Jun-2018	9,130	9,304	122
MSCI EAFE Index E-MINI	221	Jun-2018	22,323	22,107	(216)
S&P TSX 60 Index	15	Jun-2018	2,117	2,108	(24)
U.S. 5-Year Treasury Note	136	Jun-2018	15,503	15,567	64
U.S. 10-Year Treasury Note	310	Jun-2018	37,252	37,554	302

			$71,086	$71,589	$484

272	SEI Institutional Management Trust / Semi-Annual Report / March 31, 2018

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	05/15/18	USD	372	CNY	2,358	$2
ANZ	05/15/18	CNY	21,498	USD	3,392	(20)
ANZ	05/15/18 - 06/19/18	JPY	448,813	USD	4,235	(7)
ANZ	06/19/18 - 07/17/18	AUD	1,959	USD	1,525	23
ANZ	07/17/18	NZD	1,529	USD	1,112	9
Bank of America	04/03/18	USD	3,699	BRL	12,099	(60)
Bank of America	04/03/18 - 05/03/18	BRL	11,074	USD	3,359	34
Bank of America	05/03/18	BRL	2,478	USD	739	(5)
Bank of America	04/06/18	JPY	14,331,291	USD	128,004	(6,809)
Bank of America	04/17/18	USD	372	RUB	21,524	2
Bank of America	04/17/18	USD	1,110	RUB	63,392	(9)
Bank of America	04/17/18	RUB	42,535	USD	742	3
Bank of America	04/17/18	RUB	42,735	USD	733	(9)
Bank of America	04/19/18	CLP	224,074	USD	375	3
Bank of America	04/26/18	KRW	2,811,487	USD	2,590	(55)
Bank of America	05/15/18	USD	739	CAD	939	(11)
Bank of America	05/15/18	CAD	1,403	USD	1,128	39
Bank of America	05/15/18	USD	1,486	EUR	1,191	(17)
Bank of America	06/19/18	USD	744	JPY	78,093	(6)
Barclays PLC	04/17/18	USD	1,947	RUB	111,406	(13)
Barclays PLC	04/26/18	USD	7,083	KRW	7,663,195	128
Barclays PLC	04/26/18	KRW	4,845,771	USD	4,471	(88)
Barclays PLC	05/15/18	GBP	535	USD	745	(7)
Barclays PLC	05/15/18	USD	751	SEK	5,977	(35)
Barclays PLC	05/15/18	USD	1,487	SGD	1,956	6
Barclays PLC	05/15/18	CAD	935	USD	745	19
Barclays PLC	06/19/18	CAD	922	USD	715	(2)
Barclays PLC	05/15/18 - 07/17/18	USD	1,865	EUR	1,497	(14)
Barclays PLC	05/15/18	USD	1,127	JPY	123,477	37
Barclays PLC	05/15/18	USD	1,125	JPY	119,142	(1)
Barclays PLC	05/15/18	ILS	2,564	USD	749	16
Barclays PLC	05/15/18	TRY	2,851	USD	732	22
Barclays PLC	05/15/18	USD	3,338	AUD	4,295	(44)
Barclays PLC	05/15/18	AUD	3,812	USD	2,948	25
Barclays PLC	05/15/18 - 06/19/18	CNY	16,446	USD	2,582	(25)
Barclays PLC	05/15/18	JPY	434,982	USD	4,089	(14)
Barclays PLC	05/17/18	USD	740	INR	48,494	1
Barclays PLC	06/07/18	USD	1,117	TWD	32,407	4
Barclays PLC	06/07/18	USD	373	TWD	10,755	(1)
Barclays PLC	06/07/18	TWD	17,402	USD	598	(4)
Barclays PLC	06/19/18	USD	635	GBP	456	6
Barclays PLC	06/19/18	USD	632	CAD	826	10
Barclays PLC	06/19/18	USD	2,228	CAD	2,864	(3)
Barclays PLC	07/12/18	USD	1,494	MYR	5,877	25
Barclays PLC	07/12/18	MYR	4,381	USD	1,113	(20)
BNP Paribas	04/26/18	USD	1,119	KRW	1,189,450	—
BNP Paribas	05/15/18	GBP	527	USD	750	9
BNP Paribas	05/15/18	EUR	964	GBP	850	5

SEI Institutional Management Trust / Semi-Annual Report / March 31, 2018	273

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	05/15/18	USD	1,341	CNY	8,494	$7
Brown Brothers Harriman	05/15/18 - 07/17/18	JPY	78,787	USD	746	1
Brown Brothers Harriman	04/06/18 - 07/17/18	JPY	30,705	USD	287	(4)
Brown Brothers Harriman	05/15/18	USD	374	AUD	475	(10)
Brown Brothers Harriman	05/15/18 - 06/19/18	USD	742	MXN	14,000	18
Brown Brothers Harriman	05/15/18	USD	374	JPY	40,653	10
Brown Brothers Harriman	06/19/18	USD	372	JPY	39,138	(1)
Brown Brothers Harriman	05/15/18	USD	372	GBP	267	3
Brown Brothers Harriman	05/15/18	USD	376	GBP	267	(1)
Brown Brothers Harriman	05/15/18 - 07/17/18	AUD	759	USD	594	12
Brown Brothers Harriman	07/17/18	GBP	260	USD	369	3
Brown Brothers Harriman	05/15/18	GBP	530	USD	743	(1)
Brown Brothers Harriman	05/15/18	EUR	300	USD	374	4
Brown Brothers Harriman	05/15/18	EUR	632	USD	779	—
Brown Brothers Harriman	05/15/18	CAD	943	USD	741	9
Brown Brothers Harriman	05/15/18 -07/17/18	USD	1,060	TRY	4,200	(24)
Brown Brothers Harriman	05/15/18 -07/17/18	USD	353	CAD	455	1
Brown Brothers Harriman	05/15/18	USD	749	CAD	929	(27)
Brown Brothers Harriman	05/15/18	USD	126	EUR	102	—
Brown Brothers Harriman	05/15/18	USD	1,218	EUR	976	(14)
Brown Brothers Harriman	05/15/18 -07/17/18	USD	724	ZAR	8,710	4
Brown Brothers Harriman	05/15/18 - 07/17/18	USD	662	ZAR	7,789	(12)
Brown Brothers Harriman	05/15/18 - 07/17/18	USD	1,919	NOK	14,888	(18)
Brown Brothers Harriman	05/15/18	NOK	3,839	USD	489	(1)
Brown Brothers Harriman	05/15/18 - 07/17/18	ILS	5,156	USD	1,498	21
Brown Brothers Harriman	05/15/18	MXN	7,011	USD	366	(15)
Brown Brothers Harriman	05/29/18	EUR	622	SEK	6,333	(9)
Brown Brothers Harriman	06/19/18	USD	248	PLN	847	—
Brown Brothers Harriman	06/19/18	PLN	847	USD	249	1
Brown Brothers Harriman	06/19/18	CHF	1,088	USD	1,156	11
Brown Brothers Harriman	06/19/18	TRY	685	USD	171	2
Brown Brothers Harriman	07/17/18	TRY	1,495	USD	363	(3)
Brown Brothers Harriman	07/17/18	NZD	511	USD	371	3
Brown Brothers Harriman	07/17/18	NZD	309	USD	223	—
Citigroup	04/03/18	USD	1,637	BRL	5,332	(34)
Citigroup	04/06/18 - 05/15/18	USD	31,319	JPY	3,420,701	865
Citigroup	04/17/18	RUB	21,255	USD	374	5
Citigroup	04/19/18	USD	772	COP	2,185,387	10
Citigroup	05/15/18	USD	740	TRY	2,873	(25)
Citigroup	05/15/18	USD	746	CAD	962	1
Citigroup	05/15/18	USD	1,039	NOK	8,099	(6)
Citigroup	05/15/18	TRY	1,441	EUR	296	6
Citigroup	05/15/18	USD	1,873	EUR	1,514	(5)
Citigroup	05/15/18	USD	2,072	CNY	13,189	21
Citigroup	07/17/18	USD	1,477	CNY	9,319	(3)
Citigroup	05/15/18	ZAR	4,527	USD	370	(10)
Citigroup	05/15/18	ILS	5,138	USD	1,505	37
Citigroup	05/15/18	SEK	14,419	USD	1,759	31
Citigroup	05/15/18	HUF	206,403	EUR	663	2
Citigroup	06/07/18	TWD	73,312	USD	2,526	(10)
Citigroup	07/17/18	CAD	972	USD	751	(5)

274	SEI Institutional Management Trust / Semi-Annual Report / March 31, 2018

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	07/17/18	JPY	78,366	USD	743	$—
Credit Suisse First Boston	04/04/18	EUR	357	TRY	1,672	(18)
Credit Suisse First Boston	05/15/18	USD	1,135	JPY	119,038	(12)
Credit Suisse First Boston	05/15/18	USD	1,337	GBP	951	—
Credit Suisse First Boston	05/15/18	JPY	79,026	USD	746	1
Credit Suisse First Boston	05/17/18	USD	1,343	INR	87,898	—
Deutsche Bank	04/04/18	TRY	1,672	EUR	357	18
Deutsche Bank	04/19/18	USD	661	CLP	396,995	(3)
Deutsche Bank	04/19/18	PEN	2,431	USD	745	(8)
Deutsche Bank	05/15/18	GBP	538	USD	749	(7)
Deutsche Bank	05/15/18	USD	1,122	EUR	904	(6)
Deutsche Bank	05/15/18 - 07/17/18	EUR	1,509	USD	1,865	(2)
Deutsche Bank	05/15/18	TRY	2,284	USD	574	5
Deutsche Bank	06/19/18	USD	744	JPY	78,447	(3)
Deutsche Bank	06/19/18	USD	777	HUF	195,283	(3)
Goldman Sachs	05/08/18	TRY	3,005	EUR	624	19
Goldman Sachs	05/15/18	ILS	3,339	USD	982	28
Goldman Sachs	05/15/18	NOK	5,764	EUR	593	(4)
Goldman Sachs	05/15/18	ZAR	12,495	USD	1,006	(42)
Goldman Sachs	07/12/18	USD	1,689	MYR	6,763	60
JPMorgan Chase Bank	05/15/18	USD	750	AUD	959	(14)
JPMorgan Chase Bank	05/15/18	USD	2,232	JPY	237,488	8
JPMorgan Chase Bank	07/17/18	EUR	604	USD	748	(2)
Morgan Stanley	05/15/18	USD	1,120	ILS	3,861	(17)
Morgan Stanley	05/15/18	CAD	938	USD	742	13
Morgan Stanley	05/15/18	CAD	961	USD	743	(3)
Morgan Stanley	05/15/18 - 06/19/18	USD	2,585	CNY	16,447	22
Morgan Stanley	05/15/18 - 07/17/18	USD	1,858	CNY	11,693	(6)
Morgan Stanley	05/15/18 - 07/17/18	CNY	21,203	USD	3,333	(28)
Morgan Stanley	05/29/18	MXN	14,014	CAD	942	(29)
Morgan Stanley	06/19/18	NZD	3,281	USD	2,389	23
Morgan Stanley	07/17/18	USD	754	CAD	972	1
Morgan Stanley	07/17/18	AUD	962	USD	742	4
Morgan Stanley	07/17/18	USD	1,344	EUR	1,084	—
RBS	04/03/18	BRL	10,894	USD	3,346	69
RBS	04/17/18	USD	444	RUB	25,217	(7)
RBS	04/17/18	RUB	21,238	USD	370	1
RBS	04/19/18	USD	371	COP	1,063,431	10
RBS	04/19/18	USD	1,121	PEN	3,644	9
RBS	04/19/18	PEN	1,213	USD	371	(5)
RBS	04/19/18	CLP	172,921	USD	287	—
RBS	04/19/18	COP	1,063,431	USD	381	—
RBS	04/19/18	COP	2,185,387	USD	761	(21)
RBS	05/15/18	USD	666	EUR	530	(13)
RBS	05/15/18	AUD	941	USD	745	23
RBS	05/15/18	USD	2,252	ZAR	27,648	67
RBS	05/15/18 - 06/15/18	JPY	1,850,935	USD	17,042	(452)
RBS	06/18/18	USD	708	ARS	15,037	8
RBS	07/17/18	TRY	4,471	USD	1,086	(7)
Standard Bank	04/03/18 - 05/03/18	USD	1,985	BRL	6,561	(14)

SEI Institutional Management Trust / Semi-Annual Report / March 31, 2018	275

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Multi-Asset Capital Stability Fund (Concluded)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	04/03/18	BRL	5,338	USD	1,619	$13
Standard Bank	04/26/18	USD	1,889	KRW	2,013,106	5
Standard Bank	05/15/18	USD	756	NOK	5,911	(1)
Standard Bank	05/15/18	GBP	796	USD	1,124	6
Standard Bank	05/15/18	EUR	907	JPY	122,305	34
Standard Bank	05/15/18	USD	944	TRY	3,688	(26)
Standard Bank	05/15/18	EUR	972	CHF	1,123	(21)
Standard Bank	05/15/18	TRY	1,431	USD	366	10
Standard Bank	05/15/18	SGD	1,956	USD	1,486	(7)
Standard Bank	05/17/18	USD	369	INR	24,088	(1)
Standard Bank	07/17/18	AUD	965	USD	743	2
Standard Bank	07/17/18	NZD	1,542	USD	1,119	7
Standard Chartered	05/15/18	USD	1,119	CNH	7,075	5
UBS	05/15/18	USD	737	ILS	2,572	(2)
UBS	05/15/18	USD	1,489	CAD	1,925	5
UBS	05/15/18	NOK	7,444	USD	969	20
UBS	06/19/18	JPY	3,646,364	USD	34,422	(58)
UBS	07/17/18	USD	1,128	EUR	906	(4)
						$(6,351)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2018 is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.29	Sell	1.00%	Quarterly	12/20/2022	(5,760)	$107	$125	$(18)
REF: CDX.NA.HY.29	Sell	5.00%	Quarterly	12/20/2022	(6,830)	443	538	(95)
TRAXX.EUR.XOVER	Sell	5.00%	Quarterly	06/20/2022	(210)	63	26	37
TRAXX.EUR.XOVER	Sell	5.00%	Quarterly	12/20/2022	(860)	115	125	(10)

						$728	$814	$(86)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-Month NZD - BKBM	3.28%	Quarterly	03/14/2028	NZD	1,970	$28	$–	$28
6-Month AUD - BBSW	3.00%	Semi-Annual	03/13/2028	AUD	1,840	23	–	23
3-Month NZD - BKBM	3.22%	Quarterly	03/21/2028	NZD	3,220	32	–	32
6-Month AUD - BBSW	2.91%	Semi-Annual	03/20/2028	AUD	2,950	17	–	17
3-Month NZD - BKBM	3.14%	Quarterly	11/10/2027	NZD	3,510	22	–	22
3-Month NZD - BKBM	3.12%	Quarterly	11/08/2027	NZD	4,970	25	–	25
3-Month NZD - BKBM	3.13%	Quarterly	09/04/2027	NZD	1,260	8	–	8
3-Month NZD - BKBM	3.24%	Quarterly	10/17/2027	NZD	1,770	22	–	22
6-Month AUD - BBSW	2.83%	Semi-Annual	09/01/2027	AUD	1,870	5	–	5
6-Month AUD - BBSW	2.94%	Semi-Annual	10/16/2027	AUD	1,360	12	–	12
6-Month AUD - BBSW	2.77%	Semi-Annual	11/07/2027	AUD	4,090	(9)	–	(9)
6-Month AUD - BBSW	2.78%	Semi-Annual	11/09/2027	AUD	3,250	(6)	–	(6)
						$179	$–	$179

Percentages are based on Net Assets of $742,450 ($ Thousands). * Non-income producing security.	(A) Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B) Refer to table below for details on Options Contracts.

276	SEI Institutional Management Trust /Semi-Annual Report /March 31, 2018

ARS — Argentine Peso

AUD — Australian Dollar

BBSW — Bank Bill Swap Rate

BKBM — Bank Bill Benchmark Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CPI — Consumer Price Index

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

GBP — British Pound Sterling

HUF — Hungarian Forint

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PLN — Polish Zloty

RUB — Russian Ruble

S&P — Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPDR — S&P Depository Receipts

TRY — Turkish Lira

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$301,870	$—	$301,870
Sovereign Debt	—	50,285	—	50,285
Exchange Traded Funds	34,844	—	—	34,844
U.S. Government Agency Obligation	—	25,228	—	25,228

Total Investments in Securities	$34,844	$377,383	$—	$412,227

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$207	$—	$—	$207
Written Options	(348)	—	—	(348)
Futures Contracts *
Unrealized Appreciation	757	—	—	757
Unrealized Depreciation	(273)	—	—	(273)
Forwards Contracts *
Unrealized Appreciation	—	2,012	—	2,012
Unrealized Depreciation	—	(8,363)	—	(8,363)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	37	—	37
Unrealized Depreciation	—	(123)	—	(123)
Interest Rate Swaps *
Unrealized Appreciation	—	194	—	194
Unrealized Depreciation	—	(15)	—	(15)

Total Other Financial Instruments	$343	$(6,258)	$—	$(5,915)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Management Trust / Semi-Annual Report / March 31, 2018	277

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Long/Short Alternative Fund

†Percentages are based on total investments.
Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER – 49.9%
Banks – 11.6%
Australia & New Zealand Banking Group
1.832%, 04/12/2018 (A)(B)	$ 1,300	$ 1,299
DNB Bank
1.743%, 04/27/2018 (A)(B)	1,300	1,298
Svenska Handelsbanken
1.751%, 04/04/2018 (A)(B)	1,300	1,300

		3,897

Industrial & Other Commercial Paper – 38.3%
Apple
1.803%, 04/13/2018 (A)(B)	1,180	1,179
BMW US Capital
1.811%, 04/12/2018 (A)(B)	1,300	1,299
Coca-Cola
1.623%, 04/10/2018 (A)(B)	1,300	1,299
Nestle Capital
1.822%, 04/09/2018 (A)(B)	1,300	1,299
Novartis Finance
1.803%, 05/04/2018 (A)(B)	1,302	1,300
Pfizer
1.652%, 04/03/2018 (A)(B)	1,300	1,300
Roche Holdings
1.792%, 04/09/2018 (A)(B)	1,300	1,299

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Total Capital Canada
1.953%, 04/24/2018 (A)(B)	$ 1,300	$ 1,298
Toyota Motor Credit
1.623%, 04/03/2018 (A)	1,300	1,300
Walmart
1.904%, 04/30/2018 (A)(B)	1,300	1,298

		12,871

Total Commercial Paper
(Cost $16,770) ($ Thousands)		16,768

U.S. GOVERNMENT AGENCY OBLIGATIONS – 47.5%
FHLB DN
1.723%, 04/20/2018 (A)	1,374	1,373
1.663%, 04/05/2018 (A)	2,082	2,082
1.661%, 04/06/2018 (A)	2,798	2,797
1.651%, 04/11/2018 (A)	1,000	999
1.642%, 04/24/2018 (A)	825	824
1.620%, 04/03/2018 (A)	2,075	2,075
1.555%, 04/02/2018 (A)	4,236	4,236
FHLMC DN
1.600%, 04/04/2018 (A)	1,554	1,554

Total U.S. Government Agency Obligations
(Cost $15,940) ($ Thousands)		15,940

Total Investments in Securities– 97.4%
(Cost $32,710) ($ Thousands)		$ 32,708

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
MSCI EAFE Index E-MINI	22	Jun-2018	$2,219	$2,200	$(19)
MSCI Emerging Markets E-MINI	105	Jun-2018	6,301	6,235	(66)
NASDAQ 100 Index E-MINI	25	Jun-2018	3,475	3,297	(178)
S&P Mid Cap 400 Index E-MINI	7	Jun-2018	1,348	1,318	(30)
U.S. Dollar Index	(5)	Jun-2018	(446)	(449)	(3)
U.S. Long Treasury Bond	20	Jun-2018	2,858	2,933	75

			$15,755	$15,534	$(221)

278	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Percentages are based on Net Assets of $33,591 ($ Thousands).
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $15,468 ($ Thousands), representing 46.0% of the Net Assets of the Fund.

DN– Discount Note

EAFE – Europe, Australasia and Far East

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers and Automated

Quotations

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

As of March 31, 2018, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$75	$–	$–	$75
Unrealized Depreciation	(296)	–	–	(296)

Total Other Financial Instruments	$(221)	$–	$–	$(221)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	279

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2018 (Unaudited)

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Assets:
Investments, at value †	$2,415,460*	$1,313,544*	$1,417,060*
Affiliated investments, at value ††	141,744	84,895	80,648
Cash and cash equivalents	89	–	–
Cash pledged as collateral on futures contracts	3,198	899	1,845
Cash pledged as collateral on options contracts	–	–	–
Foreign currency, at value †††	–	–	–
Receivable for fund shares sold	877	180	194
Dividends and interest receivable	2,970	2,170	419
Receivable for variation margin	991	267	555
Receivable for investment securities sold	–	–	1,506
Foreign tax reclaim receivable	–	–	–
Prepaid expenses	76	47	45
Total Assets	2,565,405	1,402,002	1,502,272
Liabilities:
Payable upon return on securities loaned	15,568	28,944	10,494
Administration fees payable	575	350	388
Shareholder servicing fees payable Class F	521	268	300
Shareholder servicing fees payable Class I	–	–	–
Payable for fund shares redeemed	24	–	–
Payable for investment securities purchased	–	–	–
Payable to custodian	–	14	44
Payable for variation margin	–	–	–
Investment advisory fees payable	783	376	417
Chief Compliance Officer fees payable	2	3	3
Trustees fees payable	–	1	1
Administration servicing fees payable Class I	–	1	–
Accrued expense payable	125	63	72
Total Liabilities	17,598	30,020	11,719
Net Assets	$2,547,807	$1,371,982	$1,490,553
† Cost of investments and repurchase agreements	$1,820,066	$1,012,099	$983,919
†† Cost of affiliated investments	141,733	84,895	80,648
††† Cost of foreign currency	–	–	–
* Includes market value of securities on loan	15,052	28,345	10,480
Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

280	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/ Mid Cap Fund	Mid-Cap Fund

$ 107,200*	$ 3,804,660*	$ 810,830*	$ 637,164*	$ 389,352*	$ 336,925*	$ 881,234*	$ 119,071*
3,040	99,662	17,613	54,958	47,147	27,941	123,561	3,421
25	397	–	–	–	157	23	36
83	870	–	–	–	–	152	–
–	–	–	–	–	–	–	–
–	131	–	–	–	–	–	–
17	471	345	252	37	34	99	22
101	3,434	792	530	692	139	831	173
26	269	207	–	–	–	42	–
–	–	–	9,173	8,443	4,928	–	–
–	93	9	–	–	–	–	–
–	95	–	19	13	11	32	5
110,492	3,910,082	829,796	702,096	445,684	370,135	1,005,974	122,728

179	23,785	1,532	39,570	40,937	20,941	88,462	200
5	717	133	166	101	89	236	30
9	763	–	132	76	67	117	25
–	–	1	–	–	–	–	–
–	25	7	1	22	7	5	–
1,166	–	2,122	10,263	8,233	5,719	–	–
–	–	282	214	23	–	–	–
–	–	–	1	–	–	–	–
2	1,348	14	318	191	159	446	42
–	9	2	1	1	1	2	–
–	–	–	–	–	–	–	–
–	–	1	–	–	–	–	–
12	176	40	31	19	17	43	7
1,373	26,823	4,134	50,697	49,603	27,000	89,311	304
$ 109,119	$ 3,883,259	$ 825,662	$ 651,399	$ 396,081	$ 343,135	$ 916,663	$ 122,424
$ 113,417	$ 1,999,038	$ 351,055	$ 575,473	$ 342,756	$ 280,724	$ 562,149	$ 104,711
3,040	99,661	17,613	54,963	47,149	27,944	123,570	3,420
–	129	–	–	–	–	–	–
177	23,522	1,520	39,599	40,466	21,086	87,905	199

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	281

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2018 (Unaudited)

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,867,486	$1,039,854	$988,616
Undistributed (distributions in excess of) net investment income	5,988	10,357	1,077
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures contracts, securities sold short, swap contracts and foreign currency	79,682	20,784	68,411
Net unrealized appreciation (depreciation) on investments and securities sold short	595,405	301,445	433,141
Net unrealized depreciation on futures contracts	(754)	(458)	(692)
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	–	–	–
Net Assets	$2,547,807	$1,371,982	$1,490,553
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A	N/A	N/A
Net Asset Value, Offering and Redemption Price Per Share — Class F	$14.66	$24.91	$35.18
	($ 2,407,887,544 ÷	($1,239,064,653 ÷	($1,359,391,762 ÷
	164,220,697 shares)	49,745,851 shares)	38,644,543 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A	$24.92	$34.40
		($4,316,400 ÷	($3,525,055 ÷
		173,205 shares)	102,479 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$14.67	$24.91	$35.22
	($139,919,428 ÷	($128,601,087 ÷	($127,636,252 ÷
	9,536,781 shares)	5,161,796 shares)	3,624,343 shares)

Amounts designated as “–” are either $0 or have been rounded to $0.

N/A – Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

282	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund		Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/ Mid Cap Fund	Mid-Cap Fund

$ 115,144	$ 2,084,181	$ 362,493		$ 559,630	$ 334,138	$ 283,479	$ 571,367	$ 102,693
308	8,990	3,526		(130)	1,093	(2,821)	162	315

(14)	(15,453)	590		30,214	14,256	6,279	26,069	5,055
(6,217)	1,805,623	459,775		61,686	46,594	56,198	319,076	14,361
(102)	(85)	(722)		(1)	–	–	(10)	–

–	3	–		–	–	–	(1)	–
$ 109,119	$ 3,883,259	$ 825,662		$ 651,399	$ 396,081	$ 343,135	$ 916,663	$ 122,424
N/A	N/A	$ 63.02		N/A	N/A	N/A	N/A	N/A
($331,301,208 ÷
		5,257,061 shares	)
$ 9.40	$ 25.40	$ 62.59		$ 12.74	$ 24.20	$ 36.05	$ 22.99	$ 27.40
($109,119,251 ÷	($3,544,850,777 ÷	($439,098,304 ÷		($615,877,892 ÷	($355,360,261 ÷	($311,831,112 ÷	($836,618,432 ÷	($119,186,262 ÷
11,603,695 shares)	139,566,696 shares)	7,015,534 shares)		48,351,588 shares)	14,682,005 shares)	8,649,537 shares)	36,393,891 shares)	4,349,701 shares)
N/A	N/A	$ 62.93		N/A	$ 23.98	$ 34.63	N/A	$ 27.36
		($5,780,715 ÷			($2,283,565 ÷	($1,888,927 ÷		($659,222 ÷
		91,862 shares)			95,218 shares)	54,544 shares)		24,095 shares)
N/A	$ 25.41	$ 62.58		$ 12.81	$ 24.22	$ 36.28	$ 23.02	$ 27.42
	($338,408,639 ÷	($49,481,724 ÷		($35,521,203 ÷	($38,437,063 ÷	($29,415,402 ÷	($80,044,693 ÷	($2,578,303 ÷
	13,315,880 shares)	790,702 shares)		2,772,535 shares)	1,586,806 shares)	810,888 shares)	3,477,811 shares)	94,017 shares)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	283

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2018 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Assets:
Investments, at value †	$1,636,165	$1,399,523
Affiliated investments, at value ††	37,956	14,699
Repurchase agreements†	–	–
Cash and cash equivalents	–	6,238
Cash pledged as collateral on swap contracts	–	–
Cash pledged as collateral on futures contracts	980	527
Cash pledged as collateral on forward foreign currency contracts	–	–
Cash pledged as collateral on options contracts	–	–
Foreign currency, at value †††	–	2,078
Receivable for fund shares sold	1,222	739
Dividends and interest receivable	3,404	3,698
Receivable for investment securities sold	364	4
Receivable for variation margin	298	125
Unrealized gain on forward foreign currency contracts	–	2,876
Unrealized gain on spot foreign currency contracts	–	–
OTC Swap contracts, at value ††††	–	–
Options purchased, at value †††††	–	–
Foreign tax reclaim receivable	–	2,800
Prepaid expenses	4	42
Total Assets	1,680,393	1,433,349
Liabilities:
Payable for investment securities purchased	727	–
Administration fees payable	419	354
Shareholder servicing fees payable Class F	241	253
Shareholder servicing fees payable Class I	1	–
Payable to custodian	173	–
Payable for fund shares redeemed	83	38
Payable upon return on securities loaned	–	–
Income distribution payable	–	–
Options written, at value †††††	–	–
Payable for variation margin	–	3
Unrealized loss on forward foreign currency contracts	–	142
Investment advisory fees payable	557	652
Chief Compliance Officer fees payable	4	3
Trustees fees payable	–	–
Shareholder servicing fees payable Class I	–	–
Unfunded commitments on loan participations	–	–
Accrued expense payable	32	78
Total Liabilities	2,237	1,523
Net Assets	$1,678,156	$1,431,826
† Cost of investments and repurchase agreements	$1,455,064	$1,226,639
†† Cost of affiliated investments	37,956	14,699
††† Cost of foreign currency	–	2,072
†††† Cost (premiums received)	–	–
††††† Cost (premiums received)	–	–
* Includes market value of securities on loan	–	–

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

284	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund

$1,053,229	$358,767	$122,483	$69,570	$2,264,388*	$1,967,205*	$1,514,952
23,357	19,092	1,613	1,913	183,025	183,269	55,409
–	–	–	2,500	20,000	–	–
55	3,113	–	–	–	–	1,752
–	–	–	–	3,541	–	638
516	745	–	–	2,596	–	–
–	–	–	–	–	2,099	–
–	–	–	–	–	–	–
255	579	–	7	1,088	–	5
246	274	2,987	6	436	704	422
1,777	1,539	520	269	11,488	9,416	22,872
99	224	955	1,369	146,490	175,229	6,032
159	105	–	–	828	426	50
–	–	–	–	99	–	–
–	1	–	–	–	–	–
–	–	–	–	–	–	119
–	–	–	–	241	101	–
3	662	–	1	13	8	–
33	10	6	4	62	54	47
1,079,729	385,111	128,564	75,639	2,634,295	2,338,511	1,602,298

607	92	812	2,242	385,597	401,613	21,510
271	144	31	8	328	293	267
214	77	18	8	386	352	298
–	–	–	–	1	–	–
–	–	–	155	1,500	939	–
60	226	82	–	114	112	68
–	–	–	–	120,091	107,076	–
–	–	–	–	373	325	578
–	–	–	–	239	132	–
–	6	–	2	721	559	–
–	–	–	–	1,193	–	–
393	118	58	11	313	426	540
2	1	–	–	5	4	4
–	–	–	–	1	–	–
–	–	–	–	1	–	–
–	–	–	–	–	–	2
51	15	8	15	223	4	113
1,598	679	1,009	2,441	511,086	511,835	23,380
$1,078,131	$384,432	$127,555	$73,198	$2,123,209	$1,826,676	$1,578,918
$719,346	$307,910	$115,364	$73,099	$2,300,817	$1,979,362	$1,541,831
23,357	19,092	1,613	1,913	183,037	183,280	55,409
259	580	–	7	1,075	–	5
–	–	–	–	–	–	61
–	–	–	–	(38)	(32)	–
–	–	–	–	117,339	104,607	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	285

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2018 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,389,215	$1,225,231
Undistributed (distributions in excess of) net investment income	6,426	(14,036)
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures contracts, securities sold short, swap contracts and foreign currency	102,578	45,177
Net unrealized appreciation (depreciation) on investments and securities sold short	181,101	172,884
Net unrealized appreciation on option contracts	–	–
Net unrealized appreciation (depreciation) on futures contracts	(1,165)	(240)
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	1	2,810
Net unrealized appreciation (depreciation) on swap contracts	–	–
Net Assets	$1,678,156	$1,431,826
Net Asset Value, Offering and Redemption Price Per Share – Class F	$17.39	$11.37
	($935,925,285 ÷	($1,189,624,960 ÷
	53,831,108 shares)	104,604,024 shares)
Net Asset Value, Offering and Redemption Price Per Share – Class I	$17.38	$11.14
	($1,360,362 ÷	($1,401,769 ÷
	78,271 shares)	125,847 shares)
Net Asset Value, Offering and Redemption Price Per Share – Class Y	$17.40	$11.39
	($740,870,017 ÷	($240,798,834 ÷
	42,588,044 shares)	21,133,909 shares)

Amounts designated as “–” are $0 or have been rounded to $0.

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

286	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund	Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund

$ 730,903		$ 340,718	$ 105,624	$ 166,690	$ 2,181,925	$ 1,874,803	$ 1,738,086
3,592		(217)	(768)	526	(2,646)	(477)	11,998
10,314		(6,889)	15,580	(92,985)	(39,463)	(35,102)	(144,131)
333,883		50,857	7,119	(1,029)	(16,441)	(12,168)	(26,879)
–		–	–	–	40	1	–
(559)		(66)	–	(4)	324	(692)	–

(2)		29	–	–	(1,081)	(6)	–
–		–	–	–	551	317	(156)
$ 1,078,131		$ 384,432	$ 127,555	$ 73,198	$ 2,123,209	$ 1,826,676	$ 1,578,918
$ 15.95		$ 11.53	$ 15.57	$ 7.57	$ 11.06	$ 9.98	$ 7.05
($1,010,226,815 ÷		($367,604,010 ÷	($91,691,125 ÷	($66,900,609 ÷	($1,872,593,437 ÷	($1,676,131,471 ÷	($1,407,695,779 ÷
63,338,917 shares	)	31,889,960 shares)	5,889,203 shares)	8,834,838 shares)	169,356,615 shares)	168,028,895 shares)	199,634,999 shares)
N/A		N/A	$ 15.55	$ 7.56	$ 11.05	N/A	$ 6.80
			($413,445 ÷	($199,947 ÷	($5,507,269 ÷		($509,378 ÷
			26,582 shares)	26,464 shares)	498,342 shares)		74,896 shares)
$ 15.96		$ 11.53	$ 15.57	$ 7.57	$ 11.06	$ 9.97	$ 7.05
($ 67,904,363 ÷		($16,827,745 ÷	($35,450,585 ÷	($6,096,954 ÷	($245,108,053 ÷	($150,544,802 ÷	($170,712,640 ÷
4,255,804 shares)		1,458,974 shares)	2,276,829 shares)	805,669 shares)	22,156,378 shares)	15,093,584 shares)	24,210,497 shares)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	287

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2018 (Unaudited)

	Conservative Income Fund	Tax-Free Conservative Income Fund
Assets:
Investments, at value †	$ 224,155	$ 166,923
Affiliated investments, at value ††	–	–
Repurchase agreements†	4,000	–
Cash and cash equivalents	–	–
Cash pledged as collateral on swap contracts	–	–
Cash pledged as collateral on futures contracts	–	–
Cash pledged as collateral on options contracts	–	–
Foreign currency, at value †††	–	–
Receivable for fund shares sold	66	56
Dividends and interest receivable	90	393
Receivable for investment securities sold	–	–
Unrealized gain on forward foreign currency contracts	–	–
OTC Swap contracts, at value ††††	–	–
Options purchased, at value †††††	–	–
Foreign tax reclaim receivable	–	–
Receivable for variation margin	–	–
Prepaid expenses	6	5
Total Assets	228,317	167,377
Liabilities:
Payable to custodian	144	86
Foreign currency payable to custodian	–	–
Income distribution payable	83	32
Administration fees payable	23	16
Shareholder servicing fees payable Class F	18	14
Payable for fund shares redeemed	7	–
Payable for securities sold short@	–	–
Payable for investment securities purchased	–	2,000
OTC Swap contracts, at value ††††	–	–
Options written, at value †††††	–	–
Due to broker	–	–
Reverse repurchase agreements	–	–
Payable for variation margin	–	–
Unrealized loss on forward foreign currency contracts	–	–
Investment advisory fees payable	10	7
Chief Compliance Officer fees payable	–	–
Unfunded commitments on loan participations	–	–
Accrued expense payable	12	11
Total Liabilities	297	2,166
Net Assets	$ 228,020	$ 165,211
† Cost of investments and repurchase agreements	$ 228,205	$ 166,961
†† Cost of affiliated investments	–	–
††† Cost of foreign currency	–	–
†††† Cost (premiums received)	–	–
††††† Cost (premiums received)	–	–
@Proceeds from securities sold short	–	–

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

288	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Real Return Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund

$ 263,809	$ 782,804	$ 392,513	$ 2,228,333	$ 918,919	$ 1,045,586	$ 412,227	$ 32,708
1,070	–	113,084	–	–	–	–	–
–	–	–	–	–	–	–	–
–	17,852	97,250	510,433	26,120	140,601	222,079	–
–	–	4,816	6,072	1,074	281	1,327	–
–	18,644	93	66,606	2,275	2,390	2,348	654
–	–	–	–	36,514	–	–	–
–	–	–	6,321	45	144	105,303	–
71	357	184	1,173	269	311	221	–
276	756	1,061	2,703	5,301	2,007	310	–
–	–	21,658	–	10,015	12,948	5,710	–
–	2,350	90	6,042	79	393	2,012	–
–	2,753	2,060	13,429	–	2	–	–
–	8	2,838	–	5,355	–	207	–
–	–	45	185	10	23	–	–
–	1,265	9	16,410	695	3,475	420	242
9	23	16	82	29	31	23	11
265,235	826,812	635,717	2,857,789	1,006,700	1,208,192	752,187	33,615

192	–	–	–	–	–	–	–
–	–	511	–	–	–	–	–
–	–	–	–	267	–	–	–
44	208	117	619	200	222	157	8
21	159	108	550	68	178	59	–
11	18	7	48	78	23	29	–
–	–	101,397	–	1,126	107,216	–	–
–	4,789	18,251	–	20,016	9,513	577	–
–	1,598	16	4,353	31	1,462	–	–
–	–	98	–	4,050	–	348	–
–	–	–	6,935	–	51	–	–
–	–	–	–	323	181,858	–	–
–	1,063	48	2,004	129	2,528	19	–
–	2,975	192	5,461	462	212	8,363	–
27	123	236	1,512	328	247	150	14
1	2	1	6	2	2	2	–
–	–	–	–	258	–	–	–
13	36	37	128	114	469	33	2
309	10,971	121,019	21,616	27,452	303,981	9,737	24
$ 264,926	$ 815,841	$ 514,698	$ 2,836,173	$ 979,248	$ 904,211	$ 742,450	$ 33,591
$ 266,134	$ 615,072	$ 390,935	$ 2,154,158	$ 911,034	$ 1,040,246	$ 412,454	$ 32,710
1,070	–	112,668	–	–	–	–	–
–	–	–	6,376	46	153	106,582	–
–	–	1,956	–	–	729	–	–
–	254	3,060	–	292	–	(491)	–
–	–	(95,859)	–	(1,107)	(92,984)	–	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	289

STATEMENTS OF ASSETS AND LIABILITIES/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2018 (Unaudited)

	Conservative Income Fund		Tax-Free Conservative Income Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$228,069		$165,250
Undistributed (distributions in excess of) net investment income	–		(1)
Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures contracts, securities sold short, swap contracts and foreign currency	1		–
Net unrealized appreciation (depreciation) on investments and securities sold short	(50)		(38)
Net unrealized appreciation (depreciation) on option contracts	–		–
Net unrealized appreciation (depreciation) on futures contracts	–		–
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	–		–
Net unrealized appreciation (depreciation) on swap contracts	–		–
Net Assets	$228,020		$165,211
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.00		$10.00
	($208,855,181	÷	($ 162,378,387 ÷
	20,890,288 shares	)	16,241,810 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.00		$10.00
	($19,164,951	÷	($2,833,082 ÷
	1,916,696 shares	)	283,236 shares)

Amounts designated as “–” are $0 or have been rounded to $0.

N/A - Not applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

290	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Real Return Fund		Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund		Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund		Long/Short Alternative Fund

$ 268,965		$ 658,831		$ 512,597	$ 2,934,017		$ 977,066		$ 1,038,191		$ 747,938		$ 33,031
2,707		5,007		1,127	(15,621)		1,936		(8,157)		(6,199)		(40)
(4,421)		(18,265)		5,038	(162,612)		(7,395)		(120,425)		7,641		823
(2,325)		167,732		(3,544)	74,175		7,866		(8,892)		(227)		(2)
–		(246)		(320)	–		1,012		–		350		–
–		2,253		(71)	(3,952)		(1,590)		2,421		484		(221)
–		(626)		(120)	529		(73)		163		(7,630)		–
–		1,155		(9)	9,637		426		910		93		–
$ 264,926		$ 815,841		$ 514,698	$ 2,836,173		$ 979,248		$ 904,211		$ 742,450		$ 33,591
$ 10.03		$ 12.28		$ 9.96	$ 9.78		$ 10.64		$ 8.37		$ 9.99		$ 10.13
($247,735,538	÷	($738,585,264	÷	($509,122,330 ÷	($2,604,564,476	÷	($803,411,134	÷	($839,044,184	÷	($694,792,610	÷	($1,639,746	÷
24,695,736 shares	)	60,159,708 shares	)	51,111,484 shares )	266,378,174 shares	)	75,492,312 shares	)	100,196,561 shares	)	69,570,001 shares	)	161,820 shares	)
$ 10.06		$ 12.29		$ 9.96	$ 9.84		$ 10.64		$ 8.38		$ 10.00		$ 10.17
($17,190,490	÷	($77,255,514	÷	($5,576,052 ÷	($231,608,317	÷	($175,836,672	÷	($65,166,869	÷	($47,657,192	÷	($31,951,201	÷
1,707,962 shares	)	6,286,033 shares	)	560,121 shares )	23,544,855 shares	)	16,524,234 shares	)	7,779,527 shares	)	4,764,625 shares	)	3,142,932 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	291

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended March 31, 2018 (Unaudited)

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund	Large Cap Index Fund(1)
Investment Income:
Dividends	$22,074	$16,217	$7,511	$339
Dividends from affiliated investment company(2)	604	316	277	8
Interest income	–	–	–	–
Other income	–	–	–	–
Security lending income - net(2) (3)	73	82	15	–
Less: foreign taxes withheld	(62)	(70)	–	–
Total Investment Income	22,689	16,545	7,803	347
Expenses:
Investment advisory fees	5,122	2,489	3,088	8
Administration fees	3,513	2,133	2,305	46
Shareholder servicing fees Class F	3,097	1,610	1,763	38
Shareholder servicing fees Class I	–	6	5	–
Trustees’ fees	20	11	12	–
Chief compliance officer fees	7	4	4	–
Administration servicing fees Class I	–	6	5	–
Printing fees	161	87	95	2
Professional fees	75	41	44	1
Custodian/Wire agent fees	64	35	38	1
Registration fees	54	33	36	2
Pricing fees	11	7	7	2
Other expenses	18	9	10	4
Total Expenses	12,142	6,471	7,412	104
Less:
Waiver of investment advisory fees	(558)	(263)	(663)	(4)
Waiver of shareholder servicing fees Class F	(25)	(13)	(14)	(23)
Waiver of shareholder servicing fees Class I	–	(1)	(1)	–
Waiver of administration fees	(38)	(11)	(9)	(38)
Net Expenses	11,521	6,183	6,725	39
Net Investment Income (Loss)	11,168	10,362	1,078	308
Net Realized Gain (Loss) on:
Investments	103,211	47,357	88,983	(17)
Futures contracts	1,573	569	(70)	3
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	68,659	15,614	58,156	(6,217)
Affiliated investments	1	(1)	(1)	–
Futures contracts	(1,056)	(458)	(693)	(102)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$183,556	$73,443	$147,453	$(6,025)

(1)	Commenced operations on January 31, 2018.

(2)	See Note 6 in Notes to Financial Statements.

(3)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

292	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund	Mid-Cap Fund

$33,158	$8,303	$3,086	$3,520	$802	$5,330	$1,071
553	74	159	64	58	212	25
–	–	–	–	–	–	–
–	–	–	–	–	–	–
82	6	284	180	194	212	7
(268)	–	(6)	(6)	(2)	(10)	–
33,525	8,383	3,523	3,758	1,052	5,744	1,103

7,814	125	2,103	1,275	1,119	2,941	245
4,364	915	970	589	516	1,357	184
4,462	549	761	440	391	1,032	149
–	16	–	3	3	–	1
29	6	5	3	3	7	1
10	2	2	1	1	2	–
–	–	–	3	3	–	1
239	51	40	24	21	55	7
111	24	18	11	10	26	4
94	20	16	9	9	22	3
43	22	19	15	14	17	10
17	5	4	3	3	6	1
26	49	4	3	2	6	1
17,209	1,784	3,942	2,379	2,095	5,471	607

(126)	(14)	(291)	(178)	(209)	(402)	(2)
(36)	(286)	(6)	(4)	(3)	(124)	(1)
–	(3)	–	–	–	–	–
(53)	(159)	(3)	(2)	(2)	(4)	(2)
16,994	1,322	3,642	2,195	1,881	4,941	602
16,531	7,061	(119)	1,563	(829)	803	501

13,314	3,336	36,179	19,732	12,418	31,581	6,133
(100)	1,753	1,696	(18)	26	345	(20)

229,037	34,092	(17,387)	(18,684)	5,611	19,110	394
(2)	–	(5)	(3)	(2)	(8)	1
(85)	(1,029)	(979)	(8)	(2)	(116)	(39)

(4)	–	–	–	–	–	–
$258,691	$45,213	$19,385	$2,582	$17,222	$51,715	$6,970

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	293

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended March 31, 2018 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund
Investment Income:
Dividends	$ 21,794	$ 17,130	$ 13,145
Dividends from affiliated investment company(1)	198	106	143
Interest income	–	32	–
Security lending income - net(1) (2)	–	–	–
Less: foreign taxes withheld	(120)	(1,223)	(89)
Total Investment Income	21,872	16,045	13,199
Expenses:
Investment advisory fees	5,728	4,800	3,541
Administration fees	2,584	2,214	1,635
Shareholder servicing fees Class F	1,232	1,552	1,280
Shareholder servicing fees Class I	4	2	–
Trustees’ fees	13	11	8
Chief compliance officer fees	4	4	3
Administration servicing fees Class I	–	2	–
Printing fees	107	91	67
Professional fees	50	42	31
Registration fees	44	31	28
Custodian/Wire agent fees	42	94	27
Pricing fees	9	17	5
Other expenses	11	10	7
Total Expenses	9,828	8,870	6,632
Less:
Waiver of investment advisory fees	(2,094)	(913)	(1,238)
Waiver of shareholder servicing fees Class F	(10)	(12)	(10)
Waiver of shareholder servicing fees Class I	–	–	–
Waiver of administration fees	(13)	(27)	(9)
Fees paid indirectly	–	–	–
Net Expenses	7,711	7,918	5,375
Net Investment Income	14,161	8,127	7,824
Net Realized Gain (Loss) on:
Investments	118,708	58,129	12,099
Affiliated investments	–	–	–
Futures contracts	2,401	925	1,633
Foreign currency transactions	(64)	(4,471)	(8)
Purchased and written options	–	–	–
Swap contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(75,709)	(34,284)	14,590
Affiliated investments	–	–	–
Futures contracts	(1,449)	(571)	(782)
Purchased and written options	–	–	–
Swap contracts	–	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(22)	393	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 58,026	$ 28,248	$ 35,356

(1)	See Note 6 in Notes to Financial Statements.

(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

294	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Tax-Managed International Managed Volatility Fund	Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund	Conservative Income Fund

$ 4,650	$2,573	$–	$19	$–	$558	$–
61	22	9	318	600	342	–
–	–	1,135	32,653	23,617	49,829	1,742
–	4	–	212	201	–	–
(472)	–	–	(1)	–	(1)	–
4,239	2,599	1,144	33,201	24,418	50,728	1,742

1,199	477	149	2,871	2,488	3,978	110
830	220	75	2,011	1,774	1,617	219
442	137	85	2,306	2,068	1,813	249
–	1	–	8	–	1	–
3	1	1	16	14	13	2
1	–	–	5	5	4	1
–	1	–	8	–	1	–
23	9	5	129	111	102	13
10	4	2	60	52	48	6
6	11	9	47	41	39	5
31	5	2	53	47	41	5
11	1	30	286	145	93	4
3	1	1	15	12	14	1
2,559	868	359	7,815	6,757	7,764	615

(519)	(71)	(65)	(1,067)	(943)	(693)	(19)
(4)	(1)	(37)	(18)	(17)	(15)	(149)
–	–	–	(1)	–	–	–
(5)	–	(36)	(13)	(11)	(1)	(126)
–	(4)	–	–	–	–	–
2,031	792	221	6,716	5,786	7,055	321
2,208	1,807	923	26,485	18,632	43,673	1,421

(401)	18,460	105	(15,314)	(16,343)	17,446	1
–	–	–	(1)	(1)	–	–
266	–	51	(1,952)	1,645	–	–
1	–	–	81	153	2	–
–	–	–	(494)	(306)	–	–
–	–	–	1,576	1,604	116	–

6,081	(25,055)	(312)	(31,393)	(24,979)	(59,702)	(83)
–	–	–	(8)	(8)	–	–
(276)	–	(17)	612	(922)	–	–
–	–	–	(30)	(40)	–	–
–	–	–	(1,119)	(754)	128	–
4	–	–	(1,388)	(257)	–	–
$ 7,883	$(4,788)	$750	$(22,945)	$(21,576)	$1,663	$1,339

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	295

STATEMENTS OF OPERATIONS/CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended March 31, 2018 (Unaudited)

	Tax-Free Conservative Income
	Fund	Real Return Fund	Dynamic Asset Allocation Fund
Investment Income:
Dividends	$ –	$ –	$ 7,924
Dividends from affiliated investment company(1)	–	3	–
Interest income	940	3,304	–
Less: foreign taxes withheld	–	–	–
Total Investment Income	940	3,307	7,924
Expenses:
Shareholder servicing fees Class F	203	312	923
Administration fees	166	267	1,227
Investment advisory fees	83	294	2,454
Trustees’ fees	1	2	6
Chief compliance officer fees	–	1	2
Printing fees	10	16	50
Pricing fees	6	1	6
Professional fees	5	8	23
Custodian/Wire agent fees	4	7	10
Registration fees	3	13	14
Dividend expense on securities sold short	–	–	–
Interest expense	–	–	–
Other expenses	1	2	6
Total Expenses	482	923	4,721
Less:
Waiver of investment advisory fees	(13)	(141)	(1,742)
Waiver of shareholder servicing fees Class F	(122)	(187)	–
Waiver of administration fees	(99)	(1)	(4)
Net Expenses	248	594	2,975
Net Investment Income	692	2,713	4,949
Net Realized Gain (Loss) on:
Investments	–	(347)	240
Securities sold short	–	–	–
Affiliated investments	–	–	–
Futures contracts	–	–	(8,785)
Foreign currency transactions	–	–	(2,482)
Purchased and written options	–	–	(744)
Swap contracts	–	–	(6,009)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(32)	(2,271)	35,722
Securities sold short	–	–	–
Affiliated investments	–	–	–
Futures contracts	–	–	(798)
Purchased and written options	–	–	40
Swap contracts	–	–	733
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	526
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 660	$ 95	$ 23,392

(1)	See Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

296	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Multi-Strategy Alternative	Multi-Asset Accumulation		Multi-Asset Inflation	Multi-Asset Capital Stability
Fund	Fund	Multi-Asset Income Fund	Managed Fund	Fund	Long/Short Alternative Fund

$ 2,040	$ 4,269	$ 2,792	$ 3,321	$ 607	$ 26
1,784	–	–	–	–	–
2,744	15,888	18,523	10,463	3,668	213
(72)	(143)	46	–	–	–
6,496	20,014	21,361	13,784	4,275	239

639	3,218	1,007	1,036	869	–
775	3,667	1,467	1,344	1,116	50
3,874	10,546	2,934	2,463	1,488	133
4	21	7	7	6	–
1	7	3	2	2	–
32	173	60	55	46	2
23	43	162	31	5	2
15	80	28	26	21	1
13	53	27	21	17	1
17	60	23	24	22	14
959	–	–	1,165	–	–
–	–	–	1,260	–	–
4	21	6	7	5	–
6,356	17,889	5,724	7,441	3,597	203

(2,133)	(1,701)	(1,112)	(1,055)	(663)	(51)
(5)	–	(604)	–	(522)	–
(441)	(12)	(173)	(7)	(124)	(2)
3,777	16,176	3,835	6,379	2,288	150
2,719	3,838	17,526	7,405	1,987	89

5,893	1,998	5,562	1,353	(56)	30
–	–	–	(3,969)	–	–
1,970	–	–	–	–	–
41	71,207	(140)	3,626	3,881	1,221
(231)	(11,300)	(604)	(924)	7,421	–
530	–	(15,488)	–	1,029	–
1,514	(6,912)	(124)	188	568	–

(9,343)	10,711	(9,036)	(9,776)	6,842	(46)
3,754	–	1	(4,783)	–	–
(2,388)	–	–	–	–	–
(138)	(17,990)	(1,344)	1,872	39	(416)
(103)	–	3,323	–	173	–
(252)	13,663	419	2,004	126	–

(322)	4,497	(31)	139	(13,614)	–

$ 3,644	$ 69,712	$ 64	$ (2,865)	$ 8,396	$ 878

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	297

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) For the six month period ended March 31, 2018 (Unaudited) and the year ended September 30,

		Large Cap Fund
		10/01/17 to 03/31/18	2017
Operations:
Net investment income (loss)	$	11,168	$21,710
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts		104,784	224,520
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts		67,604	133,881
Net change in unrealized appreciation (depreciation) on foreign currency transactions		—	—
Net Increase (Decrease) in Net Assets Resulting from Operations		183,556	380,111
Dividends and Distributions to Shareholders:
Net investment income:
Class E		N/A	N/A
Class F(2)		(9,823)	(19,572)
Class I		N/A	N/A
Class Y		(802)	(1,713)
Net capital gains:
Class E		N/A	N/A
Class F(2)		(155,771)	—
Class I		N/A	N/A
Class Y		(9,384)	—
Total Dividends and Distributions		(175,780)	(21,285)
Capital Share Transactions:(3)
Class E:
Proceeds from shares issued		N/A	N/A
Reinvestment of dividends & distributions		N/A	N/A
Cost of shares redeemed		N/A	N/A
Net increase (decrease) from Class E transactions		N/A	N/A
Class F(2):
Proceeds from shares issued		235,550	503,259
Reinvestment of dividends & distributions		154,249	18,216
Cost of shares redeemed		(350,849)	(733,220)
Net increase (decrease) from Class F transactions		38,950	(211,745)
Class I:
Proceeds from shares issued		N/A	N/A
Reinvestment of dividends & distributions		N/A	N/A
Cost of shares redeemed		N/A	N/A
Net decrease from Class I transactions		N/A	N/A
Class Y:
Proceeds from shares issued		4,716	28,591
Reinvestment of dividends & distributions		10,031	1,709
Cost of shares redeemed		(32,176)	(61,145)
Net increase (decrease) from Class Y transactions		(17,429)	(30,845)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions		21,521	(242,590)
Net Increase (Decrease) in Net Assets		29,297	116,236
Net Assets
Beginning of period		2,518,510	2,402,274
End of period	$	2,547,807	$2,518,510
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$	5,988	$5,445

(1)	Commenced operations on January 31, 2018.

(2)	Effective January 31, 2017, Class A Shares were renamed as Class F Shares of the same Fund.

(3)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

298	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

				Large Cap Index
Large Cap Value Fund		Large Cap Growth Fund		Fund(1)	Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund
10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017	01/31/18 - 03/31/18	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017

$10,362	$19,245	$1,078	$3,033	$308	$16,531	$29,020	$7,061	$12,213	$(119)	$(621)
47,926	95,775	88,913	180,285	(14)	13,214	186,156	5,089	7,890	37,875	51,978
15,155	113,986	57,462	40,958	(6,319)	228,950	328,919	33,063	102,221	(18,371)	25,396
—	—	—	—	—	(4)	7	—	—	—	—
73,443	229,006	147,453	224,276	(6,025)	258,691	544,102	45,213	122,324	19,385	76,753

N/A	N/A	N/A	N/A	N/A	N/A	N/A	(2,833)	(5,115)	N/A	N/A
(8,815)	(17,875)	(1,980)	(1,631)	—	(13,258)	(26,038)	(3,301)	(6,341)	—	(776)
(27)	(69)	(1)	—	N/A	N/A	N/A	(42)	(82)	N/A	N/A
(1,018)	(1,137)	(333)	(368)	—	(1,651)	(2,553)	(396)	(399)	(11)	(110)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	(2,887)	(8,334)	N/A	N/A
(45,218)	—	(109,987)	—	—	(42,173)	—	(3,776)	(11,171)	(41,012)	—
(164)	—	(286)	—	N/A	N/A	N/A	(55)	(182)	N/A	N/A
(4,537)	—	(10,071)	—	—	(3,925)	—	(411)	(700)	(2,570)	—
(59,779)	(19,081)	(122,658)	(1,999)	—	(61,007)	(28,591)	(13,701)	(32,324)	(43,593)	(886)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	19,634	53,750	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	5,303	12,425	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	(30,237)	(57,306)	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	(5,300)	8,869	N/A	N/A

54,647	142,401	64,641	156,484	117,531	227,842	481,708	37,354	145,341	67,382	137,004
51,152	16,756	106,362	1,530	N/A	50,028	23,445	6,483	16,200	38,243	721
(140,437)	(396,688)	(198,592)	(421,893)	(2,387)	(299,328)	(1,023,577)	(38,411)	(179,157)	(55,158)	(171,076)
(34,638)	(237,531)	(27,589)	(263,879)	115,144	(21,458)	(518,424)	5,426	(17,616)	50,467	(33,351)

162	617	259	524	N/A	N/A	N/A	545	2,413	N/A	N/A
158	54	219	—	N/A	N/A	N/A	71	139	N/A	N/A
(714)	(3,045)	(621)	(2,294)	N/A	N/A	N/A	(1,425)	(3,475)	N/A	N/A
(394)	(2,374)	(143)	(1,770)	N/A	N/A	N/A	(809)	(923)	N/A	N/A

12,263	95,162	7,803	94,688	N/A	22,441	119,677	7,345	42,930	1,366	8,842
5,041	1,135	9,367	367	N/A	5,216	2,458	758	1,009	2,529	110
(10,052)	(8,417)	(14,606)	(7,677)	N/A	(23,996)	(41,196)	(3,253)	(5,258)	(6,245)	(12,393)
7,252	87,880	2,564	87,378	N/A	3,661	80,939	4,850	38,681	(2,350)	(3,441)
(27,780)	(152,025)	(25,168)	(178,271)	115,144	(17,797)	(437,485)	4,167	29,011	48,117	(36,792)
(14,129)	57,900	(387)	44,006	109,119	179,887	78,026	35,679	119,011	23,909	39,075

1,386,098	1,328,198	1,490,926	1,446,920	—	3,703,372	3,625,346	789,983	670,972	627,490	588,415
$1,371,982	$1,386,098	$1,490,553	$1,490,926	$109,119	$3,883,259	$3,703,372	$825,662	$789,983	$651,399	$627,490
$10,357	$9,855	$1,077	$2,313	$308	$8,990	$7,368	$3,526	$3,037	$(130)	$—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	299

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2018 (Unaudited) and the year ended September 30,

	Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund
	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017
Operations:
Net investment income (loss)	$1,563	$1,804	$(829)	$(1,766)	$803	$1,091
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	19,714	38,616	12,444	24,937	31,926	16,801
Net realized gain (loss) on foreign currency transactions	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	(18,695)	15,796	5,607	34,951	18,986	105,305
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—	—	—
Net Increase in Net Assets Resulting from Operations	2,582	56,216	17,222	58,122	51,715	123,197
Dividends and Distributions to Shareholders:
Net investment income:
Class F(2)	(1,186)	(1,967)	—	—	(374)	(2,774)
Class I	(6)	(10)	—	—	N/A	N/A
Class Y	(180)	(181)	—	—	(116)	(311)
Net capital gains:
Class F(2)	(27,242)	—	(1,080)	—	(14,623)	—
Class I	(200)	—	(7)	—	N/A	N/A
Class Y	(3,074)	—	(99)	—	(1,383)	—
Total Dividends and Distributions	(31,888)	(2,158)	(1,186)	—	(16,496)	(3,085)
Capital Share Transactions:(3)
Class F(2):
Proceeds from shares issued	55,123	61,831	16,108	31,220	69,976	173,955
Reinvestment of dividends & distributions	26,543	1,824	1,006	—	13,307	2,465
Cost of shares redeemed	(49,372)	(127,809)	(32,599)	(85,178)	(61,256)	(148,277)
Net increase (decrease) from Class F transactions	32,294	(64,154)	(15,485)	(53,958)	22,027	28,143
Class I:
Proceeds from shares issued	100	350	94	293	N/A	N/A
Reinvestment of dividends & distributions	185	9	6	—	N/A	N/A
Cost of shares redeemed	(282)	(1,173)	(387)	(832)	N/A	N/A
Net increase (decrease) from Class I transactions	3	(814)	(287)	(539)	N/A	N/A
Class Y:
Proceeds from shares issued	2,827	29,541	1,664	19,444	5,543	27,784
Reinvestment of dividends & distributions	2,884	169	90	—	1,388	293
Cost of shares redeemed	(1,626)	(2,260)	(2,167)	(1,521)	(5,146)	(9,173)
Net increase (decrease) from Class Y transactions	4,085	27,450	(413)	17,923	1,785	18,904
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	36,382	(37,518)	(16,185)	(36,574)	23,812	47,047
Net Increase (Decrease) in Net Assets	7,076	16,540	(149)	21,548	59,031	167,159
Net Assets
Beginning of period	389,005	372,465	343,284	321,736	857,632	690,473
End of period	$396,081	$389,005	$343,135	$343,284	$916,663	$857,632
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$1,093	$902	$(2,821)	$(1,992)	$162	$(151)

(1)	Commenced operations on October 17, 2016.

(2)	Effective January 31, 2017, Class A Shares were renamed as Class F Shares of the same Fund.

(3)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

300	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund(1)
10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	10/17/16 - 09/30/17

$501	$711	$14,161	$25,146	$8,127	$22,546	$7,824	$15,976	$2,208	$6,534

6,113	8,605	121,109	119,789	59,054	125,365	13,732	39,273	(135)	(6,270)
—	—	(64)	89	(4,471)	1,332	(8)	91	1	(197)

356	7,225	(77,158)	39,952	(34,855)	255	13,808	66,115	5,805	44,986

—	—	(22)	20	393	2,282	—	5	4	25
6,970	16,541	58,026	184,996	28,248	151,780	35,356	121,460	7,883	45,078

(364)	(654)	(7,454)	(16,100)	(18,701)	(46,339)	(7,519)	(15,524)	(8,731)	(10)
(2)	(3)	(9)	(20)	(21)	(41)	N/A	N/A	N/A	N/A
(10)	(11)	(6,412)	(9,125)	(4,329)	(3,425)	(564)	(814)	(411)	(3)

(8,262)	(698)	(73,695)	(31,901)	(67,396)	(59,143)	(26,713)	(24,946)	—	(90)
(61)	(6)	(104)	(56)	(86)	(58)	N/A	N/A	N/A	N/A
(170)	(6)	(59,674)	(13,880)	(11,883)	(4,213)	(1,647)	(1,096)	—	(2)
(8,869)	(1,378)	(147,348)	(71,082)	(102,416)	(113,219)	(36,443)	(42,380)	(9,142)	(105)

15,745	41,715	91,276	271,433	138,554	343,160	97,232	200,593	64,588	371,007
7,126	1,086	71,206	42,085	74,964	94,813	29,849	35,107	7,506	83
(14,264)	(33,003)	(173,984)	(519,803)	(204,680)	(842,329)	(109,937)	(479,179)	(39,670)	(78,131)
8,607	9,798	(11,502)	(206,285)	8,838	(404,356)	17,144	(243,479)	32,424	292,959

19	105	72	220	179	183	N/A	N/A	N/A	N/A
63	10	113	76	107	99	N/A	N/A	N/A	N/A
(276)	(236)	(182)	(920)	(380)	(1,479)	N/A	N/A	N/A	N/A
(194)	(121)	3	(624)	(94)	(1,197)	N/A	N/A	N/A	N/A

473	1,871	361,957	258,709	56,133	126,017	9,449	30,892	3,536	13,016
178	17	65,378	22,886	15,054	7,336	1,857	1,549	359	4
(295)	(304)	(229,900)	(222,226)	(31,663)	(32,306)	(5,047)	(11,722)	(630)	(950)
356	1,584	197,435	59,369	39,524	101,047	6,259	20,719	3,265	12,070
8,769	11,261	185,936	(147,540)	48,268	(304,506)	23,403	(222,760)	35,689	305,029
6,870	26,424	96,614	(33,626)	(25,900)	(265,945)	22,316	(143,680)	34,430	350,002

115,554	89,130	1,581,542	1,615,168	1,457,726	1,723,671	1,055,815	1,199,495	350,002	—
$122,424	$115,554	$1,678,156	$1,581,542	$1,431,826	$1,457,726	$1,078,131	$1,055,815	$384,432	$350,002

$315	$190	$6,426	$6,140	$(14,036)	$888	$3,592	$3,851	$(217)	$6,717

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	301

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2018 (Unaudited) and the year ended September 30,

	Real Estate Fund		Enhanced Income Fund		Core Fixed Income Fund
	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017
Operations:
Net investment income	$1,807	$391	$923	$1,813	$26,485	$45,373
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	18,460	10,803	156	(831)	(16,185)	3,021
Net realized gain on foreign currency transactions	—	—	—	—	81	1,209
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	(25,055)	(13,186)	(329)	2,136	(31,938)	(31,512)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—	(1,388)	748
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,788)	(1,992)	750	3,118	(22,945)	18,839
Dividends and Distributions to Shareholders:
Net investment income:
Class F(2)	(1,038)	(3,576)	(735)	(2,326)	(22,605)	(44,513)
Class I	(3)	(12)	(2)	(4)	(68)	(159)
Class Y	(348)	(926)	(73)	(217)	(3,202)	(3,743)
Net capital gains:
Class F(2)	(5,071)	(13,694)	—	—	—	(38,570)
Class I	(19)	(47)	—	—	—	(177)
Class Y	(1,583)	(3,259)	—	—	—	(2,664)
Return of Capital:
Class F(2)	—	—	—	—	—	—
Class Y	—	—	—	—	—	—
Total Dividends and Distributions	(8,062)	(21,514)	(810)	(2,547)	(25,875)	(89,826)
Capital Share Transactions:(3)
Class F(2):
Proceeds from shares issued	16,826	33,297	9,009	24,519	199,673	358,190
Reinvestment of dividends & distributions	5,599	15,915	689	2,097	20,794	75,098
Cost of shares redeemed	(59,327)	(66,266)	(13,022)	(137,936)	(160,051)	(579,756)
Net increase (decrease) from Class F transactions	(36,902)	(17,054)	(3,324)	(111,320)	60,416	(146,468)
Class I:
Proceeds from shares issued	13	37	10	43	3,026	2,435
Reinvestment of dividends & distributions	23	59	2	4	40	216
Cost of shares redeemed	(112)	(147)	—	(115)	(3,372)	(5,651)
Net increase (decrease) from Class I transactions	(76)	(51)	12	(68)	(306)	(3,000)
Class Y:
Proceeds from shares issued	3,113	7,456	1,628	1,087	40,578	177,110
Reinvestment of dividends & distributions	1,853	4,014	68	199	2,988	6,270
Cost of shares redeemed	(2,881)	(6,981)	(1,490)	(12,729)	(18,313)	(26,601)
Net increase (decrease) from Class Y transactions	2,085	4,489	206	(11,443)	25,253	156,779
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(34,893)	(12,616)	(3,106)	(122,831)	85,363	7,311
Net Increase (Decrease) in Net Assets	(47,742)	(36,122)	(3,166)	(122,260)	36,543	(63,676)
Net Assets
Beginning of period	175,298	211,420	76,364	198,624	2,086,666	2,150,342
End of period	$127,555	$175,298	$73,198	$76,364	$2,123,209	$2,086,666
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(768)	$(1,186)	$526	$413	$(2,646)	$(3,256)

(1)	Commenced operations on April 22, 2016.

(2)	Effective January 31, 2017, Class A Shares were renamed as Class F Shares of the same Fund.

(3)	See Note 7 in Notes to Financial Statements for additional information.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

302	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

U.S. Fixed Income Fund		High Yield Bond Fund		Conservative Income Fund(1)		Tax-Free Conservative Income Fund(1)		Real Return Fund
10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017

$18,632	$31,506	$43,673	$95,706	$1,421	$1,776	$692	$763	$2,713	$3,018

(13,401)	(6,799)	17,562	3,328	1	3	—	—	(347)	18
153	305	2	—	—	—	—	—	—	—

(26,703)	21,762	(59,574)	52,441	(83)	28	(32)	8	(2,271)	(3,124)

(257)	410	—	—	—	—	—	—	—	—
(21,576)	3,660	1,663	151,475	1,339	1,807	660	771	95	(88)

(17,486)	(29,187)	(38,140)	(81,593)	(1,282)	(1,558)	(672)	(743)	—	(2,501)
N/A	N/A	(20)	(332)	N/A	N/A	N/A	N/A	N/A	N/A
(1,830)	(3,241)	(4,966)	(10,507)	(140)	(217)	(16)	(25)	—	(187)

—	(24,147)	(18,986)	(23,294)	(2)	(2)	—	—	—	—
N/A	N/A	(11)	(129)	N/A	N/A	N/A	N/A	N/A	N/A
—	(2,464)	(2,365)	(2,750)	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—	(379)
—	—	—	—	—	—	—	—	—	(27)
(19,316)	(59,039)	(64,488)	(118,605)	(1,424)	(1,777)	(688)	(768)	—	(3,094)

228,069	847,168	194,703	421,069	64,793	209,939	34,664	198,433	28,673	61,868
15,739	47,934	51,683	94,761	877	1,000	517	552	—	2,385
(168,818)	(411,472)	(252,296)	(813,243)	(47,177)	(95,535)	(35,994)	(66,709)	(33,353)	(100,313)
74,990	483,630	(5,910)	(297,413)	18,493	115,404	(813)	132,276	(4,680)	(36,060)

N/A	N/A	25	12,255	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	29	459	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	(661)	(12,837)	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	(607)	(123)	N/A	N/A	N/A	N/A	N/A	N/A

7,514	81,982	14,393	51,520	12,223	26,187	158	6,787	1,181	3,214
1,804	5,656	7,095	13,057	136	210	14	19	—	210
(14,091)	(20,932)	(30,942)	(80,197)	(13,171)	(23,214)	(1,121)	(16,952)	(2,208)	(13,859)
(4,773)	66,706	(9,454)	(15,620)	(812)	3,183	(949)	(10,146)	(1,027)	(10,435)
70,217	550,336	(15,971)	(313,156)	17,681	118,587	(1,762)	122,130	(5,707)	(46,495)
29,325	494,957	(78,796)	(280,286)	17,596	118,617	(1,790)	122,133	(5,612)	(49,677)

1,797,351	1,302,394	1,657,714	1,938,000	210,424	91,807	167,001	44,868	270,538	320,215
$1,826,676	$1,797,351	$1,578,918	$1,657,714	$228,020	$210,424	$165,211	$167,001	$264,926	$270,538

$(477)	$207	$11,998	$11,451	$—	$1	$(1)	$(5)	$2,707	$(6)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	303

STATEMENTS OF CHANGES IN NET ASSETS/CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended March 31, 2018 (Unaudited) and the year ended September 30,

	Dynamic Asset Allocation Fund		Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund

	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017

Operations:
Net investment income (loss)	$4,949	$8,696	$2,719	$(584)	$3,838	$(2,889)
Net realized gain (loss) from investments, securities sold short, futures contracts, options, swaptions and swap contracts	(15,298)	3,590	9,948	16,242	66,293	104,702
Net realized gain (loss) on foreign currency transactions	(2,482)	7,187	(231)	(25)	(11,300)	(4,499)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and swap contracts	35,697	96,241	(8,470)	6,695	6,384	25,441
Net change in unrealized appreciation (depreciation) on foreign currency transactions	526	1,145	(322)	278	4,497	(3,625)

Net Increase (Decrease) in Net Assets Resulting from Operations	23,392	116,859	3,644	22,606	69,712	119,130

Dividends and Distributions to Shareholders:
Net investment income:
Class F(1)	(10,480)	(4,937)	(1,267)	(362)	—	(17,091)
Class Y	(1,383)	(539)	(27)	(4)	—	(2,213)
Net capital gains:
Class F(1)	(883)	—	(9,825)	—	(123,715)	(133,300)
Class Y	(92)	—	(94)	—	(11,492)	(13,339)
Return of Capital:
Class Y	—	—	—	—	—	—

Total Dividends and Distributions	(12,838)	(5,476)	(11,213)	(366)	(135,207)	(165,943)

Capital Share Transactions:(2)
Class F(1):
Proceeds from shares issued	98,539	213,750	52,275	112,287	294,408	748,527
Reinvestment of dividends & distributions	10,569	4,578	10,009	326	112,873	137,072
Cost of shares redeemed	(76,677)	(112,077)	(53,721)	(200,431)	(211,048)	(450,101)

Net increase (decrease) from Class F transactions	32,431	106,251	8,563	(87,818)	196,233	435,498

Class Y:
Proceeds from shares issued	17,800	31,483	1,071	3,857	10,962	71,209
Reinvestment of dividends & distributions	1,465	539	116	4	11,435	15,484
Cost of shares redeemed	(16,031)	(17,335)	(370)	(500)	(23,378)	(48,067)

Net increase (decrease) from Class Y transactions	3,234	14,687	817	3,361	(981)	38,626

Increase (Decrease) in Net Assets Derived from Capital Share Transactions	35,665	120,938	9,380	(84,457)	195,252	474,124

Net Increase (Decrease) in Net Assets	46,219	232,321	1,811	(62,217)	129,757	427,311

Net Assets
Beginning of period	769,622	537,301	512,887	575,104	2,706,416	2,279,105

End of period	$815,841	$769,622	$514,698	$512,887	$2,836,173	$2,706,416

Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$5,007	$11,921	$1,127	$(298)	$(15,621)	$(19,459)

(1)	Effective January 31, 2017, Class A Shares were renamed as Class F Shares of the same Fund.

(2)	See Note 7 in Notes to Financial Statements for additional information

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

304	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Multi-Asset Income Fund		Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund		Long/Short Alternative Fund

10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017	10/01/17 to 03/31/18	2017

$ 17,526	$38,110	$7,405	$9,103	$1,987	$196	$89	$36

(10,190)	7,423	1,198	2,131	5,422	11,296	1,251	3,258
(604)	(702)	(924)	(259)	7,421	5,769	—	—

(6,637)	12,394	(10,683)	(30,788)	7,180	(10,342)	(462)	295

(31)	(266)	139	1,764	(13,614)	6,081	—	—

64	56,959	(2,865)	(18,049)	8,396	13,000	878	3,589

(10,849)	(26,811)	(11,555)	(9,561)	(13,747)	(1,044)	—	—
(2,412)	(5,026)	(1,099)	(888)	(1,008)	(130)	(129)	—

(6,954)	—	—	—	(11,949)	(3,588)	(2)	—
(1,499)	—	—	—	(835)	(279)	(3,168)	—

—	—	—	—	—	—	—	(1)

(21,714)	(31,837)	(12,654)	(10,449)	(27,539)	(5,041)	(3,299)	(1)

114,070	334,913	104,396	213,570	92,278	213,677	1,629	—
15,126	22,088	10,529	8,667	20,037	3,619	2	—
(121,768)	(208,055)	(82,788)	(365,499)	(93,898)	(188,661)	(1)	—

7,428	148,946	32,137	(143,262)	18,417	28,635	1,630	—

24,406	81,243	2,996	15,276	2,557	8,247	—	—
3,834	4,941	1,070	868	1,839	409	—	—
(15,517)	(20,925)	(6,170)	(34,879)	(5,813)	(10,338)	—	(11,000)

12,723	65,259	(2,104)	(18,735)	(1,417)	(1,682)	—	(11,000)

20,151	214,205	30,033	(161,997)	17,000	26,953	1,630	(11,000)

(1,499)	239,327	14,514	(190,495)	(2,143)	34,912	(791)	(7,412)

980,747	741,420	889,697	1,080,192	744,593	709,681	34,382	41,794

$ 979,248	$980,747	$904,211	$889,697	$742,450	$744,593	$33,591	$34,382

$ 1,936	$(2,329)	$(8,157)	$(2,908)	$(6,199)	$6,569	$(40)	$—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	305

STATEMENT OF CASH FLOWS ($ Thousands)

For the six-month period ended March 31, 2018 (Unaudited)

Multi-Asset Inflation Managed Fund
Cash Flows from Operating Activities:
Net decrease in net assets from operations	$(2,865)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchase of Investment Securities	(409,236)
Proceeds from disposition of investment securities	375,138
Proceeds from securities sold short	4,449
Purchases to cover securities sold short	(22,188)
Amortization (accretion of market discount)	(5,232)
Net Realized Gain/(Loss) on:
Investments and securities sold short	2,616
Net Change in Unrealized (Appreciation)/Depreciation on:
Investments and securities sold short	14,559
Changes in Assets:
Cash collateral on swaps	175
Cash collateral on futures	(433)
Foreign currency, at value	181
Receivable for investment securities sold	(12,948)
Dividends and interest receivable	139
Unrealized gain on forward foreign currency contracts	(152)
Unrealized gain of foreign spot currency contracts	18
OTC swap contracts, at value	11
Receivable for variation margin	(2,593)
Foreign tax reclaim receivable	1
Due from broker	1,454
Prepaid expenses	(5)
Changes in Liabilities:
Shareholder servicing fees payable, Class F	9
Payable for investment securities purchased	9,513
OTC swap contracts, at value	7
Payable for variation margin	1,049
Investment advisory fees payable	21
Chief Compliance Officer fees payable	1
Administration fees payable	3
Unrealized loss on forward foreign currency contracts	(13)
Unrealized loss on foreign currency spot contracts	(2)
Due to broker	51
Accrued expenses payable	87

Net Cash Used in Operating Activities	(46,185)

Cash Flows provide by Financing Activities
Reverse repurchase agreements	22,313
Dividends and distributions	(12,654)
Proceeds from shares issued	107,581
Reinvestment of dividends and distributions	11,599
Cost of shares redeemed	(89,580)

Net Cash Provided by Financing Activities	39,259

Net Change in Cash	(6,926)
Cash and cash equivalents at Beginning of Period	$147,527

Cash and cash equivalents at End of Period	$140,601

The accompanying notes are an integral part of the financial statements.

306	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2018 (Unaudited) and the years or period ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class F(2)
2018@	$14.65	$0.06	$0.97	$1.03	$(0.06)	$(0.96)	$(1.02)	$14.66	7.09%	$2,407,888	0.89%		0.89%		0.94%		0.84%	28%
2017	12.54	0.12	2.11	2.23	(0.12)	–	(0.12)	14.65	17.88	2,362,180	0.89		0.89		0.95		0.91	100
2016	13.71	0.12	1.16	1.28	(0.12)	(2.33)	(2.45)	12.54	10.15	2,237,663	0.91	(3)	0.91	(3)	0.99	(3)	1.01	68
2015	15.19	0.11	(0.30)	(0.19)	(0.09)	(1.20)	(1.29)	13.71	(1.73)	2,483,582	0.89		0.89		0.97		0.74	110
2014	13.95	0.09	2.19	2.28	(0.09)	(0.95)	(1.04)	15.19	16.96	2,581,944	0.89		0.89		1.01		0.60	57
2013	12.15	0.12	2.43	2.55	(0.13)	(0.62)	(0.75)	13.95	22.23	2,107,192	0.89		0.89		1.01		0.94	49
Class Y
2018@	$14.66	$0.08	$0.97	$1.05	$(0.08)	$(0.96)	$(1.04)	$14.67	7.21%	$139,919	0.64%		0.64%		0.69%		1.08%	28%
2017	12.55	0.16	2.10	2.26	(0.15)	–	(0.15)	14.66	18.16	156,329	0.64		0.64		0.70		1.16	100
2016	13.71	0.16	1.16	1.32	(0.15)	(2.33)	(2.48)	12.55	10.50	164,611	0.66	(3)	0.66	(3)	0.74	(3)	1.26	68
2015(4)	14.62	0.11	(0.94)	(0.83)	(0.08)	–	(0.08)	13.71	(5.74)	156,158	0.64		0.64		0.72		1.03	110
Large Cap Value Fund
Class F(2)
2018@	$24.70	$0.18	$1.10	$1.28	$(0.17)	$(0.90)	$(1.07)	24.91	5.17%	$1,239,065	0.89%		0.89%		0.93%		1.44%	29%
2017	21.20	0.32	3.49	3.81	(0.31)	–	(0.31)	24.70	18.13	1,261,075	0.89		0.89		0.93		1.38	76
2016	22.35	0.32	1.78	2.10	(0.30)	(2.95)	(3.25)	21.20	10.16	1,300,029	0.91	(3)	0.91	(3)	0.95	(3)	1.56	70
2015	25.71	0.32	(1.72)	(1.40)	(0.25)	(1.71)	(1.96)	22.35	(6.15)	1,300,033	0.89		0.90		0.93		1.29	96
2014	21.94	0.29	3.76	4.05	(0.28)	–	(0.28)	25.71	18.55	1,527,500	0.89		0.89		0.97		1.19	58
2013	18.02	0.28	3.92	4.20	(0.28)	–	(0.28)	21.94	23.55	1,444,929	0.89		0.89		0.97		1.39	55
Class I
2018@	$24.71	$0.15	$1.10	$1.25	$(0.14)	$(0.90)	$(1.04)	$24.92	5.04%	$4,316	1.11%		1.11%		1.18%		1.21%	29%
2017	21.21	0.27	3.49	3.76	(0.26)	–	(0.26)	24.71	17.84	4,666	1.11		1.11		1.18		1.16	76
2016	22.35	0.28	1.78	2.06	(0.25)	(2.95)	(3.20)	21.21	9.93	6,165	1.13	(3)	1.13	(3)	1.20	(3)	1.33	70
2015	25.71	0.27	(1.72)	(1.45)	(0.20)	(1.71)	(1.91)	22.35	(6.34)	7,477	1.11		1.12		1.18		1.06	96
2014	21.96	0.24	3.75	3.99	(0.24)	–	(0.24)	25.71	18.22	9,499	1.11		1.11		1.22		0.97	58
2013	18.02	0.23	3.95	4.18	(0.24)	–	(0.24)	21.96	23.35	9,412	1.11		1.11		1.22		1.16	55
Class Y
2018@	$24.70	$0.21	$1.10	$1.31	$(0.20)	$(0.90)	$(1.10)	$24.91	5.30%	$128,601	0.64%		0.64%		0.68%		1.69%	29%
2017	21.21	0.38	3.48	3.86	(0.37)	–	(0.37)	24.70	18.37	120,357	0.64		0.64		0.69		1.63	76
2016(5)	23.90	0.35	0.16	0.51	(0.25)	(2.95)	(3.20)	21.21	2.88	22,004	0.66	(3)	0.66	(3)	0.70	(3)	1.89	70

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares were renamed as Class F shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(5)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “–“ are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	307

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2018 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Growth Fund
Class F(2)
2018@	$34.72	$0.02	$3.36	$3.38	$(0.05)	$(2.87)	$(2.92)	$35.18	10.01%	$1,359,392	0.89%		0.89%		0.98%		0.12%	31%
2017	29.74	0.06	4.96	5.02	(0.04)	–	(0.04)	34.72	16.89	1,364,211	0.89		0.89		0.98		0.20	95
2016	32.22	0.02	3.02	3.04	(0.01)	(5.51)	(5.52)	29.74	9.77	1,421,656	0.91	(3)	0.91	(3)	1.00	(3)	0.06	93
2015	33.82	0.08	0.97	1.05	(0.05)	(2.60)	(2.65)	32.22	2.87	1,442,646	0.89		0.89		0.98		0.24	110
2014	30.28	0.09	4.25	4.34	(0.09)	(0.71)	(0.80)	33.82	14.51	1,550,723	0.89		0.89		1.02		0.26	61
2013	25.57	0.08	4.73	4.81	(0.10)	–	(0.10)	30.28	18.89	1,433,284	0.89		0.89		1.02		0.28	69
Class I
2018@	$34.02	$(0.02)	$3.28	$3.26	$(0.01)	$(2.87)	$(2.88)	$34.40	9.86%	$3,525	1.11%		1.11%		1.23%		(0.10)%	31%
2017	29.17	(0.01)	4.86	4.85	–	–	–	34.02	16.63	3,607	1.11		1.11		1.23		(0.03)	95
2016	31.75	(0.04)	2.97	2.93	–	(5.51)	(5.51)	29.17	9.54	4,783	1.13	(3)	1.13	(3)	1.25	(3)	(0.15)	93
2015	33.40	0.01	0.96	0.97	(0.02)	(2.60)	(2.62)	31.75	2.65	5,558	1.11		1.11		1.23		0.02	110
2014	29.93	0.01	4.21	4.22	(0.04)	(0.71)	(0.75)	33.40	14.28	7,245	1.11		1.11		1.27		0.05	61
2013	25.28	0.02	4.68	4.70	(0.05)	–	(0.05)	29.93	18.62	8,324	1.11		1.11		1.27		0.06	69
Class Y
2018@	$34.76	$0.07	$3.35	$3.42	$(0.09)	$(2.87)	$(2.96)	$35.22	10.13%	$127,636	0.64%		0.64%		0.73%		0.37%	31%
2017	29.80	0.14	4.96	5.10	(0.14)	–	(0.14)	34.76	17.17	123,109	0.64		0.64		0.74		0.45	95
2016(4)	34.91	0.07	0.36	0.43	(0.03)	(5.51)	(5.54)	29.80	1.58	20,481	0.66	(3)	0.66	(3)	0.75	(3)	0.25	93
Large Cap Index Fund
Class F
2018(5)	$10.00	$0.03	$(0.63)	$(0.60)	$–	$–	$–	$9.40	(6.00)%	$109,119	0.25%		0.25%		0.67%		1.99%	1%
Tax-Managed Large Cap Fund
Class F(2)
2018@	24.11	$0.11	$1.57	$1.68	$(0.09)	$(0.30)	$(0.39)	$25.40	7.00%	$3,544,851	0.89%		0.89%		0.90%		0.82%	26%
2017	20.74	0.18	3.37	3.55	(0.18)	–	(0.18)	24.11	17.19	3,385,550	0.90	(6)	0.90	(6)	0.94	(6)	0.82	47
2016	19.13	0.19	1.60	1.79	(0.18)	–	(0.18)	20.74	9.42	3,427,251	0.91	(3)	0.91	(3)	1.00	(3)	0.95	89
2015	19.64	0.14	(0.52)	(0.38)	(0.13)	–	(0.13)	19.13	(1.99)	3,072,983	0.89		0.89		0.98		0.70	85
2014	16.81	0.12	2.84	2.96	(0.13)	–	(0.13)	19.64	17.63	3,089,839	0.89		0.89		1.02		0.65	39
2013	13.88	0.15	2.94	3.09	(0.16)	–	(0.16)	16.81	22.47	2,407,951	0.89		0.89		1.02		1.00	42
Class Y
2018@	$24.13	$0.14	$1.56	$1.70	$(0.12)	$(0.30)	$(0.42)	$25.41	7.08%	$338,408	0.64%		0.64%		0.65%		1.07%	26%
2017	20.75	0.24	3.37	3.61	(0.23)	–	(0.23)	24.13	17.52	317,822	0.65	(6)	0.65	(6)	0.69	(6)	1.07	47
2016	19.13	0.24	1.61	1.85	(0.23)	–	(0.23)	20.75	9.75	198,095	0.66	(3)	0.66	(3)	0.75	(3)	1.20	89
2015(7)	20.46	0.15	(1.38)	(1.23)	(0.10)	–	(0.10)	19.13	(6.04)	129,791	0.64		0.64		0.73		1.00	85

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares were renamed as Class F shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.
(5)	Commenced operations on January 31, 2018. All ratios for the period have been annualized.
(6)	The expense ratio includes litigation expenses outside the cap.
(7)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “–“ are $0 or have been rounded to $0.

308	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2018 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class E
2018@	$60.64	$0.56	$2.89	$3.45		$(0.53)	$(0.54)	$(1.07)	$63.02	5.70%	$331,301	0.25%		0.25%		0.29%		1.76%	5%
2017	53.68	1.00	8.51	9.51		(0.96)	(1.59)	(2.55)	60.64	18.32	323,386	0.25		0.25		0.29		1.76	21
2016	47.54	0.95	6.18	7.13		(0.92)	(0.07)	(0.99)	53.68	15.14	277,242	0.27	(2)	0.27	(2)	0.32	(2)	1.88	10
2015	53.30	0.87	(0.99)	(0.12)		(0.95)	(4.69)	(5.64)	47.54	(0.77)	242,962	0.25		0.25		0.29		1.67	12
2014	46.45	0.89	7.94	8.83		(0.91)	(1.07)	(1.98)	53.30	19.42	2,070,624	0.25		0.25		0.29		1.76	10
2013	39.79	0.85	6.65	7.50		(0.84)	–	(0.84)	46.45	19.11	2,365,696	0.25		0.25		0.29		1.99	6
Class F(3)
2018@	$60.22	$0.52	$2.87	$3.39		$(0.48)	$(0.54)	$(1.02)	$62.59	5.64%	$439,098	0.37%		0.37%		0.54%		1.65%	5%
2017	53.32	0.89	8.47	9.36		(0.87)	(1.59)	(2.46)	60.22	18.12	417,308	0.43		0.43		0.54		1.58	21
2016	47.23	0.86	6.13	6.99		(0.83)	(0.07)	(0.90)	53.32	14.93	386,477	0.45	(2)	0.45	(2)	0.57	(2)	1.69	10
2015	53.00	0.77	(0.99)	(0.22)		(0.86)	(4.69)	(5.55)	47.23	(0.97)	385,743	0.43		0.43		0.54		1.51	12
2014	46.20	0.79	7.91	8.70		(0.83)	(1.07)	(1.90)	53.00	19.23	394,132	0.43		0.43		0.54		1.58	10
2013	39.60	0.76	6.61	7.37		(0.77)	–	(0.77)	46.20	18.87	352,589	0.43		0.43		0.54		1.78	6
Class I
2018@	$60.56	$0.43	$2.89	$3.32		$(0.41)	$(0.54)	$(0.95)	$62.93	5.49%	$5,781	0.65%		0.65%		0.79%		1.37%	5%
2017	53.58	0.77	8.52	9.29		(0.72)	(1.59)	(2.31)	60.56	17.87	6,328	0.65		0.65		0.79		1.36	21
2016	47.46	0.76	6.15	6.91		(0.72)	(0.07)	(0.79)	53.58	14.67	6,473	0.67	(2)	0.67	(2)	0.82	(2)	1.49	10
2015	53.22	0.66	(0.99)	(0.33)		(0.74)	(4.69)	(5.43)	47.46	(1.19)	7,774	0.65		0.65		0.79		1.28	12
2014	46.38	0.68	7.94	8.62		(0.71)	(1.07)	(1.78)	53.22	18.95	7,962	0.65		0.65		0.79		1.35	10
2013	39.73	0.67	6.65	7.32		(0.67)	–	(0.67)	46.38	18.60	7,577	0.65		0.65		0.79		1.58	6
Class Y
2018@	$60.22	$0.56	$2.87	$3.43		$(0.53)	$(0.54)	$(1.07)	$62.58	5.71%	$49,482	0.25%		0.25%		0.29%		1.76%	5%
2017	53.33	0.98	8.46	9.44		(0.96)	(1.59)	(2.55)	60.22	18.31	42,961	0.25		0.25		0.29		1.71	21
2016(4)	51.04	0.87	2.25	3.12		(0.76)	(0.07)	(0.83)	53.33	6.19	780	0.28	(2)	0.28	(2)	0.32	(2)	1.88	10
Small Cap Fund
Class F(3)
2018@	$13.25	$–	$0.41	$0.41		$–	$(0.92)	$(0.92)	$12.74	3.10%	$615,878	1.14%		1.14%		1.23%		(0.05)%	86%
2017	11.61	(0.02)	1.68	1.66		(0.02)	–	(0.02)	13.25	14.29	588,341	1.14		1.14		1.24		(0.12)	135
2016	11.99	–	0.88	0.88		–	(1.26)	(1.26)	11.61	7.76	550,556	1.16	(2)	1.16	(2)	1.26	(2)	0.03	104
2015	13.01	(0.01)	0.04	0.03		–	(1.05)	(1.05)	11.99	(0.24)	495,245	1.14		1.14		1.22		(0.11)	137
2014	13.32	(0.03)	0.61	0.58		–*	(0.89)	(0.89)	13.01	4.38	483,282	1.14		1.14		1.28		(0.24)	72
2013	10.62	0.01	3.25	3.26		(0.05)	(0.51)	(0.56)	13.32	32.40	410,780	1.14		1.14		1.28		0.08	72
Class Y
2018@	$13.31	$0.01	$0.41	$0.42	$	–*	$(0.92)	$(0.92)	$12.81	3.19%	$35,521	0.89%		0.89%		0.98%		0.19%	86%
2017	11.66	0.02	1.67	1.69		(0.04)	–	(0.04)	13.31	14.51	39,149	0.89		0.89		0.99		0.13	135
2016	12.01	0.03	0.89	0.92		(0.01)	(1.26)	(0.27)	11.66	8.08	37,859	0.91	(2)	0.91	(2)	1.01	(2)	0.28	104
2015(5)	12.89	0.01	(0.89)	(0.88)		–	–	–	12.01	(6.83)	32,810	0.89		0.89		0.98		0.11	137

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
*	Amount represents less than $0.01 per share.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes proxy expenses outside of the cap.
(3)	Effective January 31, 2017, Class A Shares were renamed as Class F shares of the same Fund.
(4)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.
(5)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “–“ are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	309

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2018 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Value Fund
Class F(2)
2018@	$26.16	$0.10	$0.18	$0.28	$(0.09)	$(2.15)	$(2.24)	$24.20	0.93%	$355,360	1.14%		1.14%		1.24%		0.77%	58%
2017	22.75	0.11	3.43	3.54	(0.13)	–	(0.13)	26.16	15.61	349,296	1.14		1.14		1.23		0.45	123
2016	21.80	0.14	2.27	2.41	(0.15)	(1.31)	(1.46)	22.75	11.60	362,348	1.17	(3)	1.17	(3)	1.26	(3)	0.63	87
2015	23.97	0.13	(0.19)	(0.06)	(0.15)	(1.96)	(2.11)	21.80	(0.76)	345,594	1.14		1.14		1.23		0.56	87
2014	23.24	0.12	0.95	1.07	(0.14)	(0.20)	(0.34)	23.97	4.54	374,828	1.14		1.14		1.27		0.49	52
2013	18.23	0.17	5.03	5.20	(0.19)	–	(0.19)	23.24	28.73	391,113	1.14		1.14		1.28		0.84	51
Class I
2018@	$25.94	$0.07	$0.18	$0.25	$(0.06)	$(2.15)	$(2.21)	23.98	0.79%	$2,284	1.36%		1.36%		1.48%		0.55%	58%
2017	22.57	0.05	3.41	3.46	(0.09)	–	(0.09)	25.94	15.37	2,466	1.36		1.36		1.48		0.22	123
2016	21.64	0.09	2.25	2.34	(0.10)	(1.31)	(1.41)	22.57	11.34	2,910	1.39	(3)	1.39	(3)	1.51	(3)	0.40	87
2015	23.81	0.08	(0.19)	(0.11)	(0.10)	(1.96)	(2.06)	21.64	(0.99)	3,736	1.36		1.36		1.48		0.34	87
2014	23.09	0.07	0.93	1.00	(0.08)	(0.20)	(0.28)	23.81	4.29	4,179	1.36		1.36		1.52		0.27	52
2013	18.10	0.11	5.02	5.13	(0.14)	–	(0.14)	23.09	28.51	5,308	1.36		1.36		1.53		0.55	51
Class Y
2018@	$26.18	$0.13	$0.18	$0.31	$(0.12)	$(2.15)	$(2.27)	$24.22	1.01%	$38,437	0.89%		0.89%		0.99%		1.03%	58%
2017	22.76	0.18	3.43	3.61	(0.19)	–	(0.19)	26.18	15.94	37,243	0.89		0.89		0.99		0.74	123
2016(4)	22.95	0.18	1.09	1.27	(0.15)	(1.31)	(1.46)	22.76	6.04	7,207	0.92	(3)	0.92	(3)	1.02	(3)	0.91	87
Small Cap Growth Fund
Class F(2)
2018@	$34.42	$(0.09)	$1.84	$1.75	$–	$(0.12)	$(0.12)	$36.05	5.13%	$311,831	1.11%		1.11%		1.24%		(0.50)%	63%
2017	28.86	(0.17)	5.73	5.56	–	–	–	34.42	19.27	312,760	1.11		1.11		1.23		(0.55)	116
2016	26.60	(0.08)	2.34	2.26	–	–	–	28.86	8.50	312,240	1.14	(3)	1.14	(3)	1.26	(3)	(0.31)	124
2015	25.95	(0.14)	0.79	0.65	–	–	–	26.60	2.50	325,353	1.11		1.11		1.23		(0.48)	131
2014	24.63	(0.15)	1.47	1.32	–*	–	–*	25.95	5.36	335,849	1.11		1.11		1.28		(0.57)	70
2013	18.57	(0.02)	6.16	6.14	(0.08)	–	(0.08)	24.63	33.21	353,097	1.11		1.11		1.28		(0.08)	81
Class I
2018@	$33.11	$(0.13)	$1.77	$1.64	$–	$(0.12)	$(0.12)	$34.63	5.00%	$1,889	1.36%		1.36%		1.49%		(0.75)%	63%
2017	27.83	(0.24)	5.52	5.28	–	–	–	33.11	18.97	2,079	1.36		1.36		1.48		(0.79)	116
2016	25.71	(0.14)	2.26	2.12	–	–	–	27.83	8.25	2,253	1.39	(3)	1.39	(3)	1.51	(3)	(0.56)	124
2015	25.15	(0.20)	0.76	0.56	–	–	–	25.71	2.23	2,774	1.36		1.36		1.48		(0.73)	131
2014	23.93	(0.21)	1.43	1.22	–	–	–	25.15	5.10	2,968	1.36		1.36		1.52		(0.82)	70
2013	18.04	(0.07)	5.99	5.92	(0.03)	–	(0.03)	23.93	32.86	3,384	1.36		1.36		1.53		(0.35)	81
Class Y
2018@	$34.59	$(0.04)	$1.85	$1.81	$–	$(0.12)	$(0.12)	$36.28	5.25%	$29,415	0.86%		0.86%		0.99%		(0.25)%	63%
2017	28.93	(0.11)	5.77	5.66	–	–	–	34.59	19.57	28,446	0.86		0.86		0.98		(0.36)	116
2016(4)	27.72	(0.02)	1.23	1.21	–	–	–	28.93	4.37	7,243	0.89	(3)	0.89	(3)	1.01	(3)	(0.08)	124

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
*	Amount represents less than $0.01 per share.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares were renamed as Class F shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “–“ are $0 or have been rounded to $0.

310	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2018 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class F(2)
2018@	$22.09	$0.02	$1.30	$1.32	$(0.01)	$(0.41)	$(0.42)	$22.99	6.00%	$836,618	1.11%		1.11%		1.23%		0.16%	68%
2017	18.97	0.03	3.17	3.20	(0.08)	–	(0.08)	22.09	16.91	782,449	1.11	(3)	1.11	(3)	1.24	(3)	0.12	151
2016	17.53	0.06	1.44	1.50	(0.06)	–	(0.06)	18.97	8.55	643,288	1.13	(4)	1.13	(4)	1.25	(4)	0.35	107
2015	17.62	0.02	0.09	0.11	(0.01)	(0.19)	(0.20)	17.53	0.58	589,712	1.11		1.11		1.23		0.12	98
2014	17.10	0.01	1.40	1.41	(0.02)	(0.87)	(0.89)	17.62	8.44	573,175	1.11		1.11		1.28		0.07	61
2013	13.26	0.04	3.86	3.90	(0.06)	–	(0.06)	17.10	29.54	486,216	1.11		1.11		1.28		0.30	67
Class Y
2018@	$22.11	$0.04	$1.31	$1.35	$(0.03)	$(0.41)	$(0.44)	$23.02	6.15%	$80,045	0.89%		0.89%		0.98%		0.38%	68%
2017	18.98	0.07	3.17	3.24	(0.11)	–	(0.11)	22.11	17.14	75,183	0.90	(3)	0.90	(3)	0.99	(3)	0.34	151
2016	17.55	0.10	1.44	1.54	(0.11)	–	(0.11)	18.98	8.79	47,185	0.91	(4)	0.91	(4)	1.00	(4)	0.58	107
2015(5)	18.52	0.05	(1.01)	(0.96)	(0.01)	–	(0.01)	17.55	(5.17)	28,090	0.89		0.89		0.98		0.32	98
Mid-Cap Fund
Class F(2)
2018@	$27.81	$0.11	$1.60	$1.71	$(0.09)	$(2.03)	$(2.12)	$27.40	6.21%	$119,186	0.98%		0.98%		0.99%		0.82%	45%
2017	24.00	0.17	3.99	4.16	(0.16)	(0.19)	(0.35)	27.81	17.52	112,423	0.98		0.98		0.99		0.67	112
2016	25.08	0.27	2.86	3.13	(0.34)	(3.87)	(4.21)	24.00	14.10	87,780	1.01	(4)	1.01	(4)	1.01	(4)	1.16	115
2015	27.53	0.17	0.12	0.29	(0.07)	(2.67)	(2.74)	25.08	0.67	93,923	0.98		0.98		0.98		0.63	175
2014	24.64	0.04	3.65	3.69	(0.06)	(0.74)	(0.80)	27.53	15.28	93,705	1.02		1.02		1.03		0.16	66
2013	19.30	0.11	5.37	5.48	(0.14)	–	(0.14)	24.64	28.52	107,487	1.02		1.02		1.03		0.52	108
Class I
2018@	$27.78	$0.08	$1.59	$1.67	$(0.06)	$(2.03)	$(2.09)	$27.36	6.07%	$659	1.20%		1.20%		1.24%		0.55%	45%
2017	23.96	0.12	4.00	4.12	(0.11)	(0.19)	(0.30)	27.78	17.32	864	1.20		1.20		1.24		0.46	112
2016	25.04	0.22	2.85	3.07	(0.28)	(3.87)	(4.15)	23.96	13.84	871	1.24	(4)	1.24	(4)	1.27	(4)	0.97	115
2015	27.52	0.10	0.12	0.22	(0.03)	(2.67)	(2.70)	25.04	0.43	883	1.20		1.20		1.23		0.38	175
2014	24.64	(0.02)	3.65	3.63	(0.01)	(0.74)	(0.75)	27.52	15.01	1,144	1.26		1.26		1.28		(0.08)	66
2013	19.30	0.06	5.37	5.43	(0.09)	–	(0.09)	24.64	28.20	1,558	1.26		1.26		1.28		0.27	108
Class Y
2018@	$27.83	$0.15	$1.59	$1.74	$(0.12)	$(2.03)	$(2.15)	$27.42	6.33%	$2,579	0.73%		0.73%		0.74%		1.07%	45%
2017	24.01	0.24	4.00	4.24	(0.23)	(0.19)	(0.42)	27.83	17.84	2,267	0.73		0.73		0.74		0.93	112
2016(6)	26.61	0.30	1.29	1.59	(0.32)	(3.87)	(4.19)	24.01	7.56	479	0.78	(4)	0.78	(4)	0.78	(4)	1.43	115

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares were renamed as Class F shares of the same Fund.
(3)	The expense ratio includes litigation expenses outside the cap.
(4)	The expense ratio includes proxy expenses outside of the cap.
(5)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(6)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “–“ are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	311

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2018 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Managed Volatility Fund
Class F(2)
2018@	$18.26	$0.14	$0.49	$0.63	$(0.14)	$(1.36)	$(1.50)	$17.39	3.30%	$935,925	0.98%		0.98%		1.22%		1.50%	41%
2017	17.04	0.25	1.72	1.97	(0.26)	(0.49)	(0.75)	18.26	11.85	994,387	1.00		1.00		1.23		1.45	48
2016	16.23	0.25	1.62	1.87	(0.26)	(0.80)	(1.06)	17.04	12.01	1,126,685	1.02	(3)	1.02	(3)	1.25	(3)	1.53	43
2015	17.50	0.25	0.60	0.85	(0.25)	(1.87)	(2.12)	16.23	4.61	959,241	1.00		1.00		1.23		1.47	58
2014	16.09	0.23	2.62	2.85	(0.23)	(1.21)	(1.44)	17.50	18.68	1,001,565	1.00		1.00		1.27		1.38	71
2013	13.96	0.27	2.25	2.52	(0.27)	(0.12)	(0.39)	16.09	18.39	851,119	1.00		1.00		1.27		1.78	39
Class I
2018@	$18.26	$0.11	$0.48	$0.59	$(0.11)	$(1.36)	$(1.47)	$17.38	3.12%	$1,361	1.24%		1.24%		1.47%		1.26%	41%
2017	17.03	0.21	1.71	1.92	(0.20)	(0.49)	(0.69)	18.26	11.58	1,426	1.25		1.25		1.48		1.21	48
2016	16.21	0.21	1.62	1.83	(0.21)	(0.80)	(1.01)	17.03	11.76	1,928	1.27	(3)	1.27	(3)	1.50	(3)	1.28	43
2015	17.47	0.21	0.60	0.81	(0.20)	(1.87)	(2.07)	16.21	4.43	1,469	1.25		1.25		1.48		1.22	58
2014	16.07	0.19	2.61	2.80	(0.19)	(1.21)	(1.40)	17.47	18.35	1,280	1.25		1.25		1.52		1.13	71
2013	13.93	0.23	2.25	2.48	(0.22)	(0.12)	(0.34)	16.07	18.10	1,230	1.25		1.25		1.52		1.52	39
Class Y
2018@	$18.27	$0.16	$0.49	$0.65	$(0.16)	$(1.36)	$(1.52)	$17.40	3.42%	$740,870	0.74%		0.74%		0.98%		1.74%	41%
2017	17.05	0.30	1.71	2.01	(0.30)	(0.49)	(0.79)	18.27	12.13	585,729	0.75		0.75		0.98		1.73	48
2016	16.24	0.29	1.62	1.91	(0.30)	(0.80)	(1.10)	17.05	12.28	486,555	0.77	(3)	0.77	(3)	1.00	(3)	1.78	43
2015(4)	16.51	0.22	(0.35)	(0.13)	(0.14)	–	(0.14)	16.24	(1.97)	392,240	0.75		0.75		0.99		1.73	58
Global Managed Volatility Fund
Class F(2)
2018@	$11.97	$0.06	$0.17	$0.23	$(0.18)	$(0.65)	$(0.83)	$11.37	1.77%	$1,189,625	1.11%		1.11%		1.24%		1.06%	29%
2017	11.51	0.17	1.03	1.20	(0.32)	(0.42)	(0.74)	11.97	11.16	1,242,592	1.11		1.11		1.24		1.45	61
2016	10.83	0.17	1.20	1.37	(0.55)	(0.14)	(0.69)	11.51	13.08	1,618,549	1.13	(3)	1.13	(3)	1.25	(3)	1.50	58
2015	11.41	0.20	0.47	0.67	(0.57)	(0.68)	(1.25)	10.83	5.87	2,234,776	1.11		1.11		1.23		1.75	52
2014	11.00	0.20	1.24	1.44	(0.50)	(0.53)	(1.03)	11.41	13.97	1,799,842	1.11		1.11		1.28		1.84	68
2013	9.80	0.23	1.22	1.45	(0.25)	–	(0.25)	11.00	15.12	1,399,316	1.11		1.11		1.28		2.09	60
Class I
2018@	$11.73	$0.05	$0.16	$0.21	$(0.15)	$(0.65)	$(0.80)	$11.14	1.67%	$1,402	1.36%		1.36%		1.49%		0.80%	29%
2017	11.29	0.14	1.00	1.14	(0.28)	(0.42)	(0.70)	11.73	10.80	1,573	1.36		1.36		1.48		1.24	61
2016	10.62	0.15	1.18	1.33	(0.52)	(0.14)	(0.66)	11.29	12.97	2,734	1.38	(3)	1.38	(3)	1.51	(3)	1.41	58
2015	11.23	0.17	0.44	0.61	(0.54)	(0.68)	(1.22)	10.62	5.43	1,301	1.36		1.36		1.48		1.50	52
2014	10.84	0.17	1.23	1.40	(0.48)	(0.53)	(1.01)	11.23	13.78	1,034	1.36		1.36		1.53		1.59	68
2013	9.66	0.20	1.21	1.41	(0.23)	–	(0.23)	10.84	14.91	954	1.36		1.36		1.54		1.85	60
Class Y
2018@	$12.00	$0.08	$0.17	$0.25	$(0.21)	$(0.65)	$(0.86)	$11.39	1.93%	$240,799	0.86%		0.86%		0.99%		1.33%	29%
2017	11.55	0.22	1.00	1.22	(0.35)	(0.42)	(0.77)	12.00	11.32	213,561	0.87		0.87		0.99		1.87	61
2016	10.85	0.21	1.20	1.41	(0.57)	(0.14)	(0.71)	11.55	13.49	102,388	0.88	(3)	0.88	(3)	1.01	(3)	1.86	58
2015(4)	10.73	0.19	(0.07)	0.12	–	–	–	10.85	1.12	94,522	0.86		0.86		0.99		2.23	52

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares were renamed as Class F shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “–“ are $0 or have been rounded to $0.

312	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2018 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Managed Volatility Fund
Class F(2)
2018@	$15.96	$0.12	$0.42		$0.54	$(0.12)	$(0.43)	$(0.55)	$15.95	3.31%	$1,010,227	1.00%	1.00%	1.23%	1.42%	14%
2017	14.74	0.23	1.61		1.84	(0.23)	(0.39)	(0.62)	15.96	12.84	994,011	1.00	1.00	1.23	1.53	22
2016	13.88	0.22	1.41		1.63	(0.21)	(0.56)	(0.77)	14.74	12.24	1,162,478	1.02 (3)	1.02 (3)	1.25 (3)	1.52	32
2015	14.14	0.20	0.64		0.84	(0.20)	(0.90)	(1.10)	13.88	5.92	901,026	1.00	1.00	1.23	1.40	49
2014	12.70	0.19	1.94		2.13	(0.18)	(0.51)	(0.69)	14.14	17.33	765,744	1.00	1.00	1.28	1.38	58
2013	11.28	0.22	1.75		1.97	(0.22)	(0.33)	(0.55)	12.70	18.24	621,530	1.00	1.00	1.27	1.86	28
Class Y
2018@	$15.96	$0.14	$0.43		$0.57	$(0.14)	$(0.43)	$(0.57)	$15.96	3.50%	$67,904	0.75%	0.75%	0.98%	1.68%	14%
2017	14.74	0.27	1.61		1.88	(0.27)	(0.39)	(0.66)	15.96	13.12	61,804	0.75	0.75	0.98	1.80	22
2016	13.89	0.26	1.40		1.66	(0.25)	(0.56)	(0.81)	14.74	12.42	37,017	0.77 (3)	0.77 (3)	1.01 (3)	1.81	32
2015(4)	14.25	0.11	(0.42	)(5)	(0.31)	(0.05)	–	(0.05)	13.89	(2.17)	323	0.81	0.81	1.06	1.77	49
Tax-Managed International Managed Volatility Fund
Class F(2)
2018@	$11.56	$0.07	$0.19		$0.26	$(0.29)	$–	$(0.29)	$11.53	2.26%	$367,604	1.11%	1.11%	1.40%	1.18%	28%
2017(6)	10.00	0.23	1.33		1.56	–	–	–	11.56	15.65	336,350	1.11	1.11	1.39	2.29	51
Class Y
2018@	$11.58	$0.09	$0.18		$0.27	$(0.32)	$–	$(0.32)	$11.53	2.31%	$16,828	0.86%	0.86%	1.15%	1.51%	28%
2017(6)	10.00	0.30	1.29		1.59	(0.01)	–	(0.01)	11.58	15.90	13,652	0.86	0.86	1.15	2.92	51
Real Estate Fund
Class F(2)
2018@	$17.15	$0.19	$(0.89)		$(0.70)	$(0.14)	$(0.74)	$(0.88)	$15.57	(4.46)%	$91,691	1.14%	1.14%	1.24%	2.32%	72%
2017	19.37	0.03	(0.21)		(0.18)	(0.41)	(1.63)	(2.04)	17.15	(0.57)	137,877	1.14	1.14	1.24	0.16	67
2016	17.96	0.29	2.69		2.98	(0.16)	(1.41)	(1.57)	19.37	17.13	174,178	1.16 (3)	1.16 (3)	1.25 (3)	1.54	84
2015	17.05	0.08	1.87		1.95	(0.26)	(0.78)	(1.04)	17.96	11.44	193,006	1.14	1.14	1.23	0.42	51
2014	15.42	0.29	1.64		1.93	(0.30)	–	(0.30)	17.05	12.63	226,780	1.14	1.14	1.28	1.76	57
2013	14.97	0.14	0.50		0.64	(0.19)	–	(0.19)	15.42	4.30	207,876	1.14	1.14	1.27	0.91	74
Class I
2018@	$17.13	$0.20	$(0.92)		$(0.72)	$(0.12)	$(0.74)	$(0.86)	$15.55	(4.58)%	$413	1.36%	1.36%	1.50%	2.42%	72%
2017	19.35	(0.02)	(0.20)		(0.22)	(0.37)	(1.63)	(2.00)	17.13	(0.80)	529	1.36	1.36	1.49	(0.09)	67
2016	17.94	0.25	2.69		2.94	(0.12)	(1.41)	(1.53)	19.35	16.90	651	1.38 (3)	1.38 (3)	1.50 (3)	1.33	84
2015	17.03	0.03	1.87		1.90	(0.21)	(0.78)	(0.99)	17.94	11.16	720	1.36	1.36	1.48	0.17	51
2014	15.39	0.25	1.64		1.89	(0.25)	–	(0.25)	17.03	12.33	622	1.36	1.36	1.52	1.51	57
2013	14.93	0.10	0.51		0.61	(0.15)	–	(0.15)	15.39	4.09	565	1.36	1.36	1.52	0.65	74
Class Y
2018@	$17.15	$0.24	$(0.92)		$(0.68)	$(0.16)	$(0.74)	$(0.90)	$15.57	(4.34)%	$35,451	0.89%	0.89%	1.00%	2.89%	72%
2017	19.38	0.07	(0.21)		(0.14)	(0.46)	(1.63)	(2.09)	17.15	(0.37)	36,892	0.89	0.89	0.99	0.41	67
2016	17.96	0.32	2.72		3.04	(0.21)	(1.41)	(1.62)	19.38	17.49	36,591	0.92 (3)	0.92 (3)	1.01 (3)	1.64	84
2015(7)	19.00	0.08	(0.65	)(5)	(0.57)	(0.14)	(0.33)	(0.47)	17.96	(2.97)	18,561	0.89	0.89	0.98	0.54	51

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares were renamed as Class F shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.
(5)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the Fund.
(6)	Commenced operations on October 17, 2016. All ratios for the period have been annualized.
(7)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

Amounts designated as “–“ are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	313

FINANCIAL HIGHLIGHTS

For the period ended March 31, 2018 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Enhanced Income Fund
Class F(2)
2018@	$7.58	$0.09	$(0.02)	$0.07	$(0.08)	$–	$(0.08)	$7.57	0.94%	$66,901	0.60%		0.60%		0.98%		2.47%	38%
2017	7.49	0.16	0.11	0.27	(0.18)	–	(0.18)	7.58	3.60	70,279	0.60		0.60		0.98		2.06	76
2016	7.46	0.15	0.04	0.19	(0.16)	–	(0.16)	7.49	2.60	181,059	0.63	(3)	0.63	(3)	1.04	(3)	1.96	90
2015	7.60	0.14	(0.13)	0.01	(0.15)	–	(0.15)	7.46	0.07	190,645	0.60		0.60		1.02		1.82	89
2014	7.61	0.14	(0.01)	0.13	(0.14)	–	(0.14)	7.60	1.69	230,910	0.60		0.60		1.05		1.78	106
2013	7.57	0.16	0.03	0.19	(0.15)	–	(0.15)	7.61	2.50	194,821	0.60		0.60		1.05		2.08	170
Class I
2018@	$7.56	$0.08	$(0.01)	$0.07	$(0.07)	$–	$(0.07)	$7.56	0.82%	$200	0.85%		0.85%		1.23%		2.22%	38%
2017	7.47	0.14	0.11	0.25	(0.16)	–	(0.16)	7.56	3.33	188	0.85		0.85		1.23		1.81	76
2016	7.45	0.13	0.03	0.16	(0.14)	–	(0.14)	7.47	2.20	255	0.88	(3)	0.88	(3)	1.29	(3)	1.71	90
2015	7.58	0.12	(0.12)	–	(0.13)	–	(0.13)	7.45	(0.06)	232	0.85		0.85		1.26		1.54	89
2014	7.59	0.12	(0.01)	0.11	(0.12)	–	(0.12)	7.58	1.44	376	0.85		0.85		1.30		1.53	106
2013	7.56	0.14	0.02	0.16	(0.13)	–	(0.13)	7.59	2.17	368	0.85		0.85		1.30		1.85	170
Class Y
2018@	$7.57	$0.10	$(0.01)	$0.09	$(0.09)	$–	$(0.09)	$7.57	1.15%	$6,097	0.46%		0.46%		0.73%		2.62%	38%
2017	7.48	0.17	0.11	0.28	(0.19)	–	(0.19)	7.57	3.76	5,897	0.46		0.46		0.72		2.20	76
2016	7.46	0.16	0.03	0.19	(0.17)	–	(0.17)	7.48	2.61	17,310	0.49	(3)	0.49	(3)	0.79	(3)	2.11	90
2015(4)	7.51	0.11	(0.08)	0.03	(0.08)	–	(0.08)	7.46	0.44	11,264	0.46		0.46		0.77		1.89	89
Core Fixed Income Fund
Class F(2)
2018@	$11.32	$0.14	$(0.26)	$(0.12)	$(0.14)	$–	$(0.14)	$11.06	(1.10)%	$1,872,594	0.67%		0.67%		0.78%		2.51%	186%
2017	11.71	0.25	(0.15)	0.10	(0.26)	(0.23)	(0.49)	11.32	1.02	1,855,251	0.67		0.67		0.80		2.19	386
2016	11.47	0.26	0.37	0.63	(0.27)	(0.12)	(0.39)	11.71	5.64	2,070,113	0.69	(3)	0.69	(3)	0.88	(3)	2.29	336
2015	11.47	0.27	–	0.27	(0.27)	–	(0.27)	11.47	2.36	2,068,581	0.67		0.67		0.86		2.32	350
2014	11.20	0.29	0.28	0.57	(0.30)	–	(0.30)	11.47	5.14	2,041,268	0.67		0.67		0.85		2.59	343
2013	11.64	0.30	(0.42)	(0.12)	(0.32)	–	(0.32)	11.20	(1.09)	1,904,623	0.67		0.67		0.85		2.57	342
Class I
2018@	$11.31	$0.12	$(0.26)	$(0.14)	$(0.12)	$–	$(0.12)	$11.05	(1.21)%	$5,507	0.89%		0.89%		1.03%		2.28%	186%
2017	11.70	0.22	(0.14)	0.08	(0.24)	(0.23)	(0.47)	11.31	0.80	5,975	0.89		0.89		1.05		1.97	386
2016	11.46	0.24	0.36	0.60	(0.24)	(0.12)	(0.36)	11.70	5.41	9,313	0.91	(3)	0.91	(3)	1.13	(3)	2.07	336
2015	11.46	0.24	0.01	0.25	(0.25)	–	(0.25)	11.46	2.14	12,504	0.89		0.89		1.11		2.10	350
2014	11.19	0.27	0.27	0.54	(0.27)	–	(0.27)	11.46	4.91	10,488	0.89		0.89		1.08		2.38	343
2013	11.63	0.27	(0.42)	(0.15)	(0.29)	–	(0.29)	11.19	(1.31)	14,128	0.89		0.89		1.10		2.34	342
Class Y
2018@	$11.32	$0.15	$(0.26)	$(0.11)	$(0.15)	$–	$(0.15)	$11.06	(0.97)%	$245,108	0.42%		0.42%		0.53%		2.76%	186%
2017	11.71	0.28	(0.15)	0.13	(0.29)	(0.23)	(0.52)	11.32	1.27	225,440	0.42		0.42		0.54		2.46	386
2016	11.47	0.29	0.37	0.66	(0.30)	(0.12)	(0.42)	11.71	5.90	70,916	0.44	(3)	0.44	(3)	0.63	(3)	2.55	336
2015(5)	11.47	0.08	–	0.08	(0.08)	–	(0.08)	11.47	0.69	22,985	0.42		0.42		0.63		2.66	350

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares were renamed as Class F shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(5)	Commenced operations on June 30, 2015. All ratios for the period have been annualized.

Amounts designated as “–“ are $0 or have been rounded to $0.

314	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2018 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Fixed Income Fund
Class F(2)
2018@	$10.20	$0.10	$(0.21)		$(0.11)	$(0.11)	$–	$(0.11)	$9.98	(1.12)%	$1,676,131	0.66%		0.66%		0.77%		2.04%	257%
2017	10.58	0.19	(0.21)		(0.02)	(0.19)	(0.17)	(0.36)	10.20	(0.11)	1,638,534	0.66		0.66		0.79		1.84	463
2016	10.38	0.19	0.32		0.51	(0.20)	(0.11)	(0.31)	10.58	4.94	1,205,262	0.68	(3)	0.68	(3)	0.88	(3)	1.81	401
2015	10.33	0.20	0.08		0.28	(0.21)	(0.02)	(0.23)	10.38	2.67	1,113,602	0.66		0.66		0.86		1.92	313
2014	10.15	0.21	0.18		0.39	(0.21)	–	(0.21)	10.33	3.91	1,098,480	0.66		0.66		0.86		2.02	345
2013	10.84	0.19	(0.36)		(0.17)	(0.21)	(0.31)	(0.52)	10.15	(1.61)	1,022,233	0.66		0.66		0.86		1.85	319
Class Y
2018@	$10.20	$0.11	$(0.22)		$(0.11)	$(0.12)	$–	$(0.12)	$9.97	(1.10)%	$150,545	0.41%		0.41%		0.52%		2.28%	257%
2017	10.58	0.21	(0.20)		0.01	(0.22)	(0.17)	(0.39)	10.20	0.14	158,817	0.41		0.41		0.54		2.09	463
2016	10.38	0.21	0.32		0.53	(0.22)	(0.11)	(0.33)	10.58	5.20	97,132	0.43	(3)	0.43	(3)	0.63	(3)	2.06	401
2015(4)	10.44	0.17	(0.06	)(5)	0.11	(0.17)	–	(0.17)	10.38	1.03	89,000	0.41		0.41		0.61		2.16	313
High Yield Bond Fund
Class F(2)
2018@	$7.33	$0.19	$(0.19)		$–	$(0.19)	$(0.09)	$(0.28)	$7.05	0.02%	$1,407,696	0.89%		0.89%		0.98%		5.32%	28%
2017	7.18	0.42	0.26		0.68	(0.41)	(0.12)	(0.53)	7.33	9.75	1,469,480	0.90	(6)	0.90	(6)	1.01	(6)	5.83	62
2016	7.01	0.42	0.26		0.68	(0.42)	(0.09)	(0.51)	7.18	10.44	1,737,907	0.91	(3)	0.91	(3)	1.10	(3)	6.16	56
2015	7.70	0.42	(0.65)		(0.23)	(0.42)	(0.04)	(0.46)	7.01	(3.21)	1,548,778	0.89		0.89		1.08		5.61	56
2014	7.68	0.43	0.06	‡	0.49	(0.43)	(0.04)	(0.47)	7.70	6.49	1,707,482	0.89		0.89		1.12		5.47	73
2013	7.59	0.48	0.07		0.55	(0.46)	–	(0.46)	7.68	7.39	1,989,355	0.89		0.89		1.12		6.13	74
Class I
2018@	$7.08	$0.17	$(0.19)		$(0.02)	$(0.17)	$(0.09)	$(0.26)	$6.80	(0.18)%	$509	1.11%		1.11%		1.21%		5.00%	28%
2017	6.93	0.39	0.26		0.65	(0.38)	(0.12)	(0.50)	7.08	9.65	1,147	1.12	(6)	1.12	(6)	1.25	(6)	5.58	62
2016	6.78	0.40	0.23		0.63	(0.39)	(0.09)	(0.48)	6.93	9.95	1,078	1.14	(3)	1.14	(3)	1.36	(3)	6.01	56
2015	7.48	0.39	(0.67)		(0.28)	(0.38)	(0.04)	(0.42)	6.78	(3.91)	1,026	1.11		1.11		1.32		5.31	56
2014	7.49	0.40	0.03		0.43	(0.40)	(0.04)	(0.44)	7.48	5.81	3,794	1.11		1.11		1.37		5.24	73
2013	7.40	0.45	0.07		0.52	(0.43)	–	(0.43)	7.49	7.19	38,849	1.11		1.11		1.38		6.07	74
Class Y
2018@	$7.32	$0.20	$(0.18)		$0.02	$(0.20)	$(0.09)	$(0.29)	$7.05	0.27%	$170,713	0.64%		0.64%		0.73%		5.57%	28%
2017	7.18	0.44	0.25		0.69	(0.43)	(0.12)	(0.55)	7.32	9.87	187,087	0.65	(6)	0.65	(6)	0.76	(6)	6.08	62
2016	7.01	0.44	0.26		0.70	(0.44)	(0.09)	(0.53)	7.18	10.72	199,015	0.66	(3)	0.66	(3)	0.85	(3)	6.42	56
2015(4)	7.44	0.33	(0.44)		(0.11)	(0.32)	–	(0.32)	7.01	(1.75)	143,315	0.64		0.64		0.83		5.94	56
Conservative Income Fund
Class F(2)
2018@	$10.00	$0.06	$–		$0.06	$(0.06)	$–	$(0.06)	$10.00	0.64%	$208,855	0.30%		0.30%		0.58%		1.29%	–%
2017	10.00	0.08	–		0.08	(0.08)	–	(0.08)	10.00	0.83	190,440	0.30		0.30		0.58		0.84	–
2016(7)	10.00	0.02	–		0.02	(0.02)	–	(0.02)	10.00	0.16	75,011	0.30	(3)	0.30	(3)	0.61	(3)	0.37	–
Class Y
2018@	$10.00	$0.07	$–		$0.07	$(0.07)	$–	$(0.07)	$10.00	0.69%	$19,165	0.20%		0.20%		0.33%		1.39%	–%
2017	10.00	0.10	(0.01)		0.09	(0.09)	–	(0.09)	10.00	0.94	19,984	0.20		0.20		0.33		0.96	–
2016(7)	10.00	0.02	–		0.02	(0.02)	–	(0.02)	10.00	0.20	16,796	0.20	(3)	0.20	(3)	0.36	(3)	0.47	–

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
‡	Includes redemption fees of $0.03 per share.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares were renamed as Class F shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(5)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the Fund.
(6)	The expense ratio includes litigation expenses outside the cap.
(7)	Commenced operations on April 22, 2016. All ratios for the period have been annualized.

Amounts designated as “–“ are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	315

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2018 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Free Conservative Income Fund
Class F(2)
2018@	$10.00	$0.04	$–	$0.04	$(0.04)		$–	$(0.04)	$10.00	0.41%	$162,378	0.30%		0.30%		0.59%		0.83%	–%
2017	10.00	0.05	–	0.05	(0.05)		–	(0.05)	10.00	0.51	163,219	0.30		0.30		0.59		0.51	–
2016(3)	10.00	0.01	–	0.01	(0.01)		–	(0.01)	10.00	0.12	30,946	0.30	(4)	0.30	(4)	0.60	(4)	0.27	–
Class Y
2018@	$10.00	$0.05	$–	$0.05	$(0.05)		$–	$(0.05)	$10.00	0.46%	$2,833	0.20%		0.20%		0.34%		0.93%	–%
2017	10.00	0.06	–	0.06	(0.06)		–	(0.06)	10.00	0.60	3,782	0.20		0.20		0.34		0.63	–
2016(3)	10.00	0.02	–	0.02	(0.02)		–	(0.02)	10.00	0.16	13,922	0.20	(4)	0.20	(4)	0.35	(4)	0.37	–
Real Return Fund
Class F(2)
2018@	$10.03	$0.10	$(0.10)	$–	$–		$–	$–	$10.03	0.00%	$247,736	0.45%		0.45%		0.71%		2.02%	12%
2017	10.14	0.11	(0.11)	–	(0.11	)(5)	–	(0.11)	10.03	0.03	252,333	0.45		0.45		0.73		1.07	49
2016	9.91	–	0.23	0.23	–		–	–	10.14	2.32	291,380	0.47	(4)	0.47	(4)	0.82	(4)	(0.02)	38
2015	10.08	(0.10)	(0.06)	(0.16)	(0.01)		–	(0.01)	9.91	(1.57)	263,888	0.45		0.45		0.80		(1.01)	37
2014	10.19	0.05	(0.08)	(0.03)	(0.04)		(0.04)	(0.08)	10.08	(0.30)	284,944	0.45		0.45		0.84		0.51	34
2013	10.67	0.05	(0.23)	(0.18)	(0.06)		(0.24)	(0.30)	10.19	(1.72)	308,821	0.45		0.45		0.84		0.48	72
Class Y
2018@	$10.06	$0.11	$(0.11)	$–	$–		$–	$–	$10.06	0.00%	$17,190	0.35%		0.35%		0.46%		2.13%	12%
2017	10.17	0.12	(0.11)	0.01	(0.12	)(5)	–	(0.12)	10.06	0.11	18,205	0.35		0.35		0.48		1.15	49
2016	9.92	0.01	0.24	0.25	–		–	–	10.17	2.52	28,835	0.37	(4)	0.37	(4)	0.57	(4)	0.07	38
2015(6)	9.91	(0.02)	0.03	0.01	–		–	–	9.92	0.10	25,525	0.35		0.35		0.55		(0.27)	37
Dynamic Asset Allocation Fund
Class F(2)
2018@	$12.10	$0.07	$0.31	$0.38	$(0.18)		$(0.02)	$(0.20)	$12.28	3.06%	$738,585	0.75%		0.75%		1.18%		1.19%	3%
2017	10.18	0.15	1.87	2.02	(0.10)		–	(0.10)	12.10	19.95	696,463	0.75		0.75		1.18		1.30	3
2016	9.09	0.14	0.99	1.13	(0.04)		–	(0.04)	10.18	12.39	488,778	0.77	(4)	0.77	(4)	1.21	(4)	1.42	7
2015(7)	10.00	0.03	(0.94)	(0.91)	–		–	–	9.09	(9.10)	21,514	0.75		0.75		1.25		1.62	2
Class Y
2018@	$12.12	$0.09	$0.31	$0.40	$(0.21)		$(0.02)	$(0.23)	$12.29	3.20%	$77,256	0.50%		0.50%		0.93%		1.43%	3%
2017	10.20	0.17	1.87	2.04	(0.12)		–	(0.12)	12.12	20.17	73,159	0.50		0.50		0.93		1.55	3
2016	9.09	0.16	0.99	1.15	(0.04)		–	(0.04)	10.20	12.67	48,523	0.52	(4)	0.52	(4)	0.96	(4)	1.66	7
2015(7)	10.00	0.03	(0.94)	(0.91)	–		–	–	9.09	(9.10)	48,229	0.50		0.50		0.96		1.97	2

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares were renamed as Class F shares of the same Fund.
(3)	Commenced operations on April 22, 2016. All ratios for the period have been annualized.
(4)	The expense ratio includes proxy expenses outside of the cap.
(5)	Includes return of capital of $0.01.
(6)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(7)	Commenced operations on July 30, 2015. All ratios for the period have been annualized.

Amounts	designated as “–“ are $0 or have been rounded to $0.

316	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2018 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Strategy Alternative Fund
Class F(2)
2018@	$10.11	$0.05	$0.02	$0.07	$(0.02)	$(0.20)	$(0.22)	$9.96	0.69%	$509,122	1.46	%(12)	1.46	%(12)	2.46	%(12)	0.97%	125%
2017	9.67	(0.01)	0.46	0.45	(0.01)	–	(0.01)	10.11	4.62	508,046	1.41	(3)	1.41	(3)	2.44	(3)	(0.12)	37
2016	9.60	0.09	0.23	0.32	(0.15)	(0.10)	(0.25)	9.67	3.40	573,752	1.12	(4)(5)	1.12	(4)(5)	2.39	(4)(5)	0.95	149
2015	10.05	0.19	(0.48)	(0.29)	(0.16)	–	(0.16)	9.60	(2.98)	527,792	0.49		0.49		2.08		1.88	35
2014	9.79	0.06	0.28	0.34	(0.08)	–	(0.08)	10.05	3.45	498,090	0.64	(6)	0.64	(6)	2.19	(6)	0.64	72
2013	9.62	0.07	0.15	0.22	(0.05)	–	(0.05)	9.79	2.33	426,733	0.73	(7)	0.73	(7)	2.22	(7)	0.71	139
Class Y
2018@	$10.12	$0.06	$0.03	$0.09	$(0.05)	$(0.20)	$(0.25)	$9.96	0.84%	$5,576	1.21	%(13)	1.21	%(13)	2.21	%(13)	1.22%	125%
2017	9.68	0.03	0.44	0.47	(0.03)	–	(0.03)	10.12	4.79	4,841	1.14	(8)	1.14	(8)	2.16	(8)	0.34	37
2016	9.60	–	0.36	0.36	(0.18)	(0.10)	(0.28)	9.68	3.77	1,352	0.96	(4)(9)	0.96	(4)(9)	2.18	(4)(9)	–	149
2015(10)	9.97	0.04	(0.41)	(0.37)	–	–	–	9.60	(3.71)	19	0.25		0.25		1.83		1.03	35
Multi-Asset Accumulation Fund
Class F(2)
2018@	$10.01	$0.01	$0.26	$0.27	$–	$(0.50)	$(0.50)	$9.78	2.62%	$2,604,565	1.17%		1.17%		1.29%		0.21%	9%
2017	10.31	(0.01)	0.39	0.38	(0.07)	(0.61)	(0.68)	10.01	4.33	2,468,847	1.17		1.17		1.31		(0.12)	28
2016	9.53	(0.05)	1.10	1.05	–	(0.27)	(0.27)	10.31	11.36	2,076,240	1.19	(4)	1.19	(4)	1.35	(4)	(0.50)	55
2015	10.89	(0.09)	(0.28)	(0.37)	(0.11)	(0.88)	(0.99)	9.53	(3.98)	1,803,619	1.17		1.17		1.33		(0.85)	94
2014	10.30	(0.05)	0.96	0.91	–*	(0.32)	(0.32)	10.89	9.11	1,865,846	1.17		1.17		1.38		(0.47)	55
2013	10.51	(0.05)	0.17	0.12	(0.01)	(0.32)	(0.33)	10.30	1.12	1,414,563	1.17		1.17		1.37		(0.52)	104
Class Y
2018@	$10.06	$0.01	$0.27	$0.28	$–	$(0.50)	$(0.50)	$9.84	2.71%	$231,608	0.92%		0.92%		1.04%		0.23%	9%
2017	10.36	–	0.41	0.41	(0.10)	(0.61)	(0.71)	10.06	4.55	237,569	0.92		0.92		1.06		(0.03)	28
2016	9.55	(0.03)	1.11	1.08	–	(0.27)	(0.27)	10.36	11.66	202,865	0.94	(4)	0.94	(4)	1.10	(4)	(0.33)	55
2015(11)	10.11	(0.08)	(0.48)	(0.56)	–	–	–	9.55	(5.54)	202,311	0.92		0.92		1.08		(1.04)	94

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
*	Amount represents less than $0.01 per share.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares were renamed as Class F shares of the same Fund.
(3)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.06%, 1.06%, and 2.09%.
(4)	The expense ratio includes proxy expenses outside of the cap.
(5)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.85%, 0.85%, and 2.12%.
(6)	The expense ratio includes dividend expense and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.58%, 0.58%, and 2.13%.
(7)	The expense ratio includes dividend expense and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.60%, 0.60%, and 2.09%.
(8)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.79%, 0.79%, and 1.98%.
(9)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.69%, 0.69%, and 1.91%.
(10)	Commenced operations on April 30, 2015. All ratios for the period have been annualized. (11) Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(12)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.09%, 1.09%, and 2.09%.
(13)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.84%, 0.84%, and 1.84%.

Amounts designated as “–“ are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	317

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2018 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Income Fund
Class F(2)
2018@	$10.88	$0.19	$(0.19)	$–	$(0.15)	$(0.09)	$(0.24)	$10.64	(0.01)%	$803,411	0.80%		0.80%		1.21%		3.57%	37%
2017	10.56	0.48	0.24	0.72	(0.40)	–	(0.40)	10.88	6.90	813,767	0.80		0.80		1.21		4.47	77
2016	10.46	0.50	0.23	0.73	(0.53)	(0.10)	(0.63)	10.56	7.38	643,477	0.82	(3)(4)	0.82	(3)(4)	1.23	(3)(4)	4.85	72
2015	10.60	0.54	(0.19)	0.35	(0.44)	(0.05)	(0.49)	10.46	3.33	615,259	0.85	(5)	0.85	(5)	1.25	(5)	5.06	109
2014	10.60	0.51	0.13 (6)	0.64	(0.47)	(0.17)	(0.64)	10.60	6.19	539,504	0.83	(7)	0.83	(7)	1.27	(7)	4.76	124
2013	10.35	0.67	0.17 (6)	0.84	(0.52)	(0.07)	(0.59)	10.60	8.24	230,356	0.98	(8)	0.98	(8)	1.40	(8)	6.22	89
Class Y
2018@	$10.88	$0.20	$(0.20)	$–	$(0.15)	$(0.09)	$(0.24)	$10.64	0.04%	$175,837	0.70%		0.70%		0.96%		3.66%	37%
2017	10.56	0.49	0.24	0.73	(0.41)	–	(0.41)	10.88	7.00	166,980	0.70		0.70		0.96		4.60	77
2016	10.46	0.52	0.22	0.74	(0.54)	(0.10)	(0.64)	10.56	7.49	97,943	0.72	(3)(9)	0.72	(3)(9)	0.98	(3)(9)	5.08	72
2015(10)	10.62	0.45	(0.26)	0.19	(0.35)	–	(0.35)	10.46	1.81	33,224	0.76	(11)	0.76	(11)	1.00	(11)	5.60	109
Multi-Asset Inflation Managed Fund
Class F(2)
2018@	$8.52	$0.07	$(0.10)	$(0.03)	$(0.12)	$–	$(0.12)	$8.37	(0.39)%	$839,044	1.44	%(12)	1.44	%(12)	1.68	%(12)	1.65%	11%
2017	8.80	0.09	(0.27)	(0.18)	(0.10)	–	(0.10)	8.52	(2.07)	821,191	1.33	(12)	1.33	(12)	1.56	(12)	1.01	68
2016	8.75	0.05	0.04	0.09	(0.04)	–	(0.04)	8.80	1.06	990,931	1.23	(3)(12)	1.23	(3)(12)	1.46	(3)(12)	0.59	73
2015	9.39	–	(0.64)	(0.64)	–	–	–	8.75	(6.82)	924,048	1.11	(13)	1.11	(13)	1.34	(13)	(0.05)	115
2014	9.42	0.06	(0.09)	(0.03)	–	–	–	9.39	(0.32)	923,541	1.02	(14)	1.02	(14)	1.30	(14)	0.65	119
2013	10.10	0.06	(0.69)	(0.63)	(0.04)	(0.01)	(0.05)	9.42	(6.27)	766,368	0.93	(15)	0.93	(15)	1.20	(15)	0.59	61
Class Y
2018@	$8.53	$0.07	$(0.08)	$(0.01)	$(0.14)	$–	$(0.14)	$8.38	(0.14)%	$65,167	1.19	%(16)	1.19	%(16)	1.43	%(16)	1.65%	11%
2017	8.82	0.10	(0.26)	(0.16)	(0.13)	–	(0.13)	8.53	(1.90)	68,506	1.08	(16)	1.08	(16)	1.32	(16)	1.13	68
2016	8.77	0.07	0.04	0.11	(0.06)	–	(0.06)	8.82	1.30	89,261	0.98	(3)(16)	0.98	(3)(16)	1.21	(3)(16)	0.79	73
2015(10)	8.96	0.04	(0.23)	(0.19)	–	–	–	8.77	(2.12)	83,248	0.92	(17)	0.92	(17)	1.15	(17)	0.53	115

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares were renamed as Class F shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.21%.
(5)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.20%.
(6)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the Fund.
(7)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.24%.
(8)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.80%, 0.80%, and 1.22%.
(9)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70%, and 0.96%.
(10)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(11)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70%, and 0.95%.
(12)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%, 0.90%, and 1.14%.
(13)	The expense ratio includes interest and dividend expense. Had this expense been excluded the ratios would have been 0.95%, 0.95%, and 1.18%.
(14)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%, 0.90%, and 1.18%.
(15)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90%, and 1.17%.
(16)	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%, 0.65%, and 0.89%.
(17)	The expense ratio includes dividend and interest expense. Had this expense been excluded the ratios would have been 0.70%, 0.70%, and 0.93%.

Amounts designated as “–“ are $0 or have been rounded to $0.

318	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

FINANCIAL HIGHLIGHTS/CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended March 31, 2018 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Multi-Asset Capital Stability Fund
Class F(2)
2018@	$10.25	$0.03	$0.09	$0.12	$(0.20)	$(0.18)	$(0.38)	$9.99	1.14%	$694,793	0.62%		0.62%		0.98%		0.53%	122%
2017	10.14	–	0.18	0.18	(0.02)	(0.05)	(0.07)	10.25	1.78	694,247	0.62		0.62		0.98		0.02	159
2016	10.11	(0.01)	0.16	0.15	–	(0.12)	(0.12)	10.14	1.47	658,185	0.64	(3)	0.64	(3)	1.00	(3)	(0.07)	234
2015	10.25	(0.04)	0.09	0.05	–	(0.19)	(0.19)	10.11	0.57	565,709	0.62		0.62		0.98		(0.39)	227
2014	9.94	(0.01)	0.34	0.33	–	(0.02)	(0.02)	10.25	3.37	541,602	0.62		0.62		1.02		(0.12)	246
2013	10.14	(0.02)	(0.10)	(0.12)	(0.01)	(0.07)	(0.08)	9.94	(1.23)	486,926	0.62		0.62		1.02		(0.22)	410
Class Y
2018@	$10.27	$0.03	$0.09	$0.12	$(0.21)	$(0.18)	$(0.39)	$10.00	1.14%	$47,657	0.52%		0.52%		0.73%		0.63%	122%
2017	10.16	0.01	0.17	0.18	(0.02)	(0.05)	(0.07)	10.27	1.88	50,346	0.52		0.52		0.73		0.11	159
2016	10.12	–	0.16	0.16	–	(0.12)	(0.12)	10.16	1.57	51,496	0.54	(3)	0.54	(3)	0.75	(3)	0.02	234
2015(4)	10.06	(0.02)	0.08	0.06	–	–	–	10.12	0.60	50,662	0.52		0.52		0.74		(0.30)	227
Long/Short Alternative Fund
Class F(2)
2018@	$10.88	$0.02	$0.26	$0.28	$(0.02)	$(1.01)	$(1.03)	$10.13	2.69%	$1,640	1.15%		1.15%		1.48%		0.44%	3%
2017	9.79	(0.01)	1.10	1.09	–	–	–	10.88	11.13	22	1.14		1.14		1.42		(0.13)	111
2016	9.67	(0.06)	0.18	0.12	–	–	–	9.79	1.24	19	1.17	(3)	1.17	(3)	1.40	(3)	(0.57)	43
2015(5)	10.00	(0.08)	(0.25)	(0.33)	–	–	–	9.67	(3.30)	19	1.14		1.14		1.39		(0.99)	198
Class Y
2018@	$10.93	$0.03	$0.26	$0.29	$(0.04)	$(1.01)	$(1.05)	$10.17	2.81%	$31,951	0.90%		0.90%		1.22%		0.53%	3%
2017	9.81	0.01	1.11	1.12	–(6)	–	–	10.93	11.42	34,360	0.90		0.90		1.17		0.10	111
2016	9.67	(0.03)	0.17	0.14	–	–	–	9.81	1.45	41,775	0.92	(3)	0.92	(3)	1.15	(3)	(0.32)	43
2015(7)	10.11	(0.03)	(0.41)	(0.44)	–	–	–	9.67	(4.35)	41,164	0.91		0.91		1.15		(0.81)	198

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
@	For the six-month period ended March 31, 2018. All ratios for the period have been annualized.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares were renamed as Class F shares of the same Fund.
(3)	The expense ratio includes proxy expenses outside of the cap.
(4)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.
(5)	Commenced operations on December 19, 2014. All ratios for the period have been annualized.
(6)	Includes return of capital of less than $0.01 per share.
(7)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	319

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

March 31, 2018

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 30 funds: Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed International Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Real Return, Dynamic Asset Allocation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed, Multi-Asset Capital Stability and Long/Short Alternative (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Real Estate, Multi-Asset Accumulation, Multi-Asset Inflation Managed and Long/Short Alternative Funds.

The Dynamic Commodity Strategy Subsidiary, Ltd., the Accumulation Commodity Strategy Subsidiary, Ltd. and the Inflation Commodity Strategy Subsidiary, Ltd. are wholly-owned subsidiaries of the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their respective subsidiaries have been consolidated in the Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Statement of Cash Flows.

The Trust is registered to offer: Class F shares (formerly Class A shares) of the Funds and Class Y shares of the Funds; Class E shares of the S&P 500 Index Fund; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund’s prospectus provides a description of its investment goal and its principal investment strategies and risks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

320	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a

Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	321

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The Global Managed Volatility Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S.

securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

322	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended March 31,

2018, maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Summary Schedules of Investments/Schedules of Investments.

For the period ended March 31, 2018, there have been no significant changes to the Trust’s fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of March 31, 2018. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs:

Multi-Asset Income Fund

Assets	Fair Value ($ Thousands) at March 31, 2018	Valuation Technique(s)	Range (Weighted Unobservable Input Average)
Corporate Obligations	$6,057	Broker Quote	Broker Quote	98.31 - 105.07

Loan Participations	5,140	Yield analysis	Yield	6.00% - 9.00%

Mortgage-Backed Securities	5,165	Broker Quote	Broker Quote	100.25
		Discounted Cash Flow	Credit Spread	400
		Trade Price	Trade Price	100

Common Stock	57	Discounted Cash Flow	Discount rate	13%
		Discounted Cash Flow	Perpetuity Growth Rate	5.50%
		Discounted Cash Flow	Terminal EBITDA Multiple	12x

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation.

Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Repurchase Agreements —Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	323

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund, Multi-Asset Inflation Managed and Dynamic Asset Allocation Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. A Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. A Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation, Multi-Asset Inflation Managed, and Dynamic Asset Allocation Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time

324	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2018, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of March 31, 2018 if applicable.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/ swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.

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March 31, 2018

The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/ swaption is exercised. The risk in purchasing an option/ swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2018, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of March 31, 2018, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank

326	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of March 31, 2018, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal

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March 31, 2018

risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — At March 31, 2018, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2018, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Small Cap Growth Fund
Value Creation	$145,600	8/10/06	8/10/06	$1,491	$59	0.02%

High Yield Bond Fund
Aventine (Escrow Security)	$2,750	11/30/10	11/30/10	$–	$–	0.00%

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income and Real Return Funds; are declared and paid annually for the Global Managed Volatility, Tax-Managed International Managed Volatility, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Inflation Managed, Multi-Asset Capital Stability, Dynamic Asset Allocation and Long/Short Alternative Funds; are declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income, High Yield Bond, Conservative Income, Tax-Free Conservative Income, Multi-Asset Income and Multi-Asset Capital Stability Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in Real Estate Investment Trust — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Investment in Subsidiary — Each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Dynamic Asset Allocation Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Directors”)

328	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Directors have oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of March 31, 2018, the Core Fixed Income Fund, Multi-Strategy Alternative Fund and the Multi-Asset Inflation Managed Fund are the buyers (“receiving protection”) on a total notional amount of $9.1 million, $9.6 million and $10.6 million, respectively. As of March 31, 2018, the Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Multi-Strategy Alternative Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund are the sellers (“providing protection”) on a total notional amount of $37.6 million, $33.4 million, $12.9 million, $5.1 million, $16.4 million, $10.3 million, and $13.7 million, respectively. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur.

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March 31, 2018

Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$697,625	$697,625
Maximum potential amount of future payments	-	-	-	37,610,000	37,610,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

U.S. FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$592,127	$592,127
Maximum potential amount of future payments	-	-	-	33,400,000	33,400,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

HIGH YIELD BOND FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$833,684	$833,684
Maximum potential amount of future payments	-	-	-	12,910,000	12,910,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

MULTI-STRATEGY ALTERNATIVE FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$(16,504)	$-	$128,524	$112,020
Maximum potential amount of future payments	-	3,879,000	-	1,229,846	5,108,846
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

MULTI-ASSET INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$276,568	$276,578
Maximum potential amount of future payments	-	-	-	16,375,000	16,375,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

330	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

MULTI-ASSET INFLATION MANAGED FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$(1,377,497)	$(1,377,497)
Maximum potential amount of future payments	-	-	-	10,303,000	10,303,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

MULTI-ASSET CAPITAL STABILITY FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$-	$-	$-	$728,341	$728,341
Maximum potential amount of future payments	-	-	-	13,660,000	13,660,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$37,610,000	$-	$-	$37,610,000
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	$-	$-	$37,610,000	$-	$-	$37,610,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
U.S. FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$33,400,000	$-	$-	$33,400,000
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	$-	$-	$33,400,000	$-	$-	$33,400,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	12,910,000	-	-	12,910,000
> than 400	-	-	-	-	-	-
Total	$-	$-	$12,910,000	$-	$-	$12,910,000

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	331

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-STRATEGY ALTERNATIVE FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$2,593,000	$-	$-	$2,593,000
101-200	-	-	2,515,846	-	-	2,515,846
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	$-	$-	$5,108,846	$-	$-	$5,108,846

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$16,375,000	$16,375,000
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	$-	$-	$-	$-	$16,375,000	$16,375,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$-	$-	$-	$-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	1,305,000	1,305,000
> than 400	-	-	-	-	8,998,000	8,998,000
Total	$-	$-	$-	$-	$10,303,000	$10,303,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$-	$-	$12,590,000	$-	$-	$12,590,000
101-200	-	-	-	-	-	-
201-300	-	-	1,070,000	-	-	1,070,000
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	-	-
Total	$-	$-	$13,660,000	$-	$-	$13,660,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments, Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statement of Operations.

332	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

The fair value of derivative instruments as of March 31, 2018 was as follows ($ Thousands):

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global Managed Volatility Fund
Equity contracts	Net Assets – Unrealized appreciation on futures contracts	$16*	Net Assets – Unrealized depreciation on futures contracts	$256*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,876	Unrealized loss on forward foreign currency contracts	142

Total Derivatives not accounted for as hedging instruments		$2,892		$398

Core Fixed Income Fund

Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$3,636*	Net Assets – Unrealized depreciation on futures contracts	$3,312*

	Net Assets – Unrealized appreciation on swap contracts	1,032†	Net Assets – Unrealized depreciation on swap contracts	442†

	Options purchased, at value	241	Options written, at value	239

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	99	Unrealized loss on forward foreign currency contracts	1,193

Credit contracts	Net Assets – Unrealized appreciation on swap contracts	94†	Net Assets – Unrealized depreciation on swap contracts	133†

Total Derivatives not accounted for as hedging instruments		$5,102		$5,319

U.S. Fixed Income Fund

Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$1,680*	Net Assets – Unrealized depreciation on futures contracts	$2,372*

	Net Assets – Unrealized appreciation on swap contracts	609†	Net Assets – Unrealized depreciation on swap contracts	256†

	Options purchased, at value	101	Options written, at value	132

Credit Contracts	Net Assets – Unrealized appreciation on swap contracts	–	Net Assets – Unrealized depreciation on swap contracts	36

Total Derivatives not accounted for as hedging instruments		$2,390		$2,796

High Yield Bond Fund

Interest rate contracts	Net Assets – Unrealized appreciation on swap contracts	$58†	Net Assets – Unrealized depreciation on swap contracts	$–†

Credit contracts	Net Assets – Unrealized appreciation on swap contracts	–†	Net Assets – Unrealized depreciation on swap contracts	214†

Total Derivatives not accounted for as hedging instruments		$58		$214

Dynamic Asset Allocation Fund

Equity contracts	Net Assets – Unrealized appreciation on futures contracts	$2,253*	Net Assets – Unrealized depreciation on futures contracts	$0*

	Net Assets – Unrealized appreciation on swap contracts	2,753†	Net Assets – Unrealized depreciation on swap contracts	1,598†

	Options purchased, at value	8	Options written, at value	0

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,350	Unrealized loss on forward foreign currency contracts	2,975

Total Derivatives not accounted for as hedging instruments		$7,364		$4,573

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	333

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Multi-Strategy Alternative Fund

Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$–*	Net Assets – Unrealized depreciation on futures contracts	$90*

	Net Assets – Unrealized appreciation on swap contracts	53	Net Assets – Unrealized depreciation on swap contracts	75

Equity contracts	Options purchased, at value	2,838	Options written, at value	98

	Net Assets – Unrealized appreciation on futures contracts	19*	Net Assets – Unrealized depreciation on futures contracts	–*

	Net Assets – Unrealized appreciation on swap contracts	108†	Net Assets – Unrealized depreciation on swap contracts	16†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	90	Unrealized loss on forward foreign currency contracts	192

Credit contracts	Net Assets – Unrealized appreciation on swap contracts	198†	Net Assets – Unrealized depreciation on swap contracts	277†

Total Derivatives not accounted for as hedging instruments		$3,306		$748

Multi-Asset Accumulation Fund

Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$19,864*	Net Assets – Unrealized depreciation on futures contracts	$0*

	Net Assets – Unrealized appreciation on swap contracts	5,888†	Net Assets – Unrealized depreciation on swap contracts	0†

Equity contracts	Net Assets – Unrealized appreciation on futures contracts	6,306*	Net Assets – Unrealized depreciation on futures contracts	31,176*

	Net Assets – Unrealized appreciation on swap contracts	1,054†	Net Assets – Unrealized depreciation on swap contracts	535†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	6,042	Unrealized loss on forward foreign currency contracts	5,461

Commodity contracts	Net Assets – Unrealized appreciation on futures contracts	12,163*	Net Assets – Unrealized depreciation on futures contracts	11,109*

	Net Assets – Unrealized appreciation on swap contracts	7,048†	Net Assets – Unrealized depreciation on swap contracts	3,818†

Total Derivatives not accounted for as hedging instruments		$58,365		$52,099

Multi-Asset Income Fund

Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$460	Net Assets – Unrealized depreciation on futures contracts	$124

	Net Assets – Unrealized appreciation on swap contracts	843†	Net Assets – Unrealized depreciation on swap contracts	407†

Equity contracts	Options purchased, at value	5,355	Options written, at value	4,050

	Net Assets – Unrealized appreciation on futures contracts	–	Net Assets – Unrealized depreciation on futures contracts	1,926*

Credit contracts	Net Assets – Unrealized appreciation on swap contracts	–†	Net Assets – Unrealized depreciation on swap contracts	10†

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	79	Unrealized loss on forward foreign currency contracts	462

Total Derivatives not accounted for as hedging instruments		$6,737		$6,979

334	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities/ Consolidated Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Multi-Asset Inflation Managed Fund

Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$69*	Net Assets – Unrealized depreciation on futures contracts	$644*

	Net Assets – Unrealized appreciation on swap contracts	1,980†	Net Assets – Unrealized depreciation on swap contracts	345†

Equity contracts	Net Assets – Unrealized appreciation on futures contracts	1,547*	Net Assets – Unrealized depreciation on futures contracts	–*

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	393	Unrealized loss on forward foreign currency contracts	212

Commodity contracts	Net Assets – Unrealized appreciation on futures contracts	6,551*	Net Assets – Unrealized depreciation on future contracts	5,102*

Credit contracts	Net Assets – Unrealized appreciation on swaps contracts	16†	Net Assets – Unrealized depreciation on swaps contracts	741†

Total Derivatives not accounted for as hedging instruments		$10,556		$7,044

Multi-Asset Capital Stability Fund

Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	$757*	Net Assets – Unrealized depreciation on futures contracts	$33*

	Net Assets – Unrealized appreciation on swap contracts	194†	Net Assets – Unrealized depreciation on swap contracts	15†

Equity contracts	Net Assets – Unrealized appreciation on futures contracts	–*	Net Assets – Unrealized depreciation on futures contracts	240*

	Options purchased, at value	111	Options written, at value	310

Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,012	Unrealized loss on forward foreign currency contracts	8,363

	Options purchased, at value	96	Options written, at value	38

Credit contracts	Net Assets – Unrealized appreciation on swap contracts	37†	Net Assets – Unrealized depreciation on swap contracts	123†

Total Derivatives not accounted for as hedging instruments		$3,207		$9,122

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations/Consolidated Statements of Operations for the period ended March 31, 2018.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund

Equity contracts	$–	$–	$925	$–	$–	$925

Foreign exchange contracts	–	–	–	(4,579)	–	(4,579)
Total	$–	$–	$925	$(4,579)	$–	$(3,654)

Core Fixed Income Fund

Interest rate contracts	$(527)	$–	$(1,872)	$–	$1,654	$(745)

Equity contracts	–	–	(125)	–	–	(125)

Foreign exchange contracts	33	–	45	(619)	–	(541)

Credit contracts	–	–	–	–	(78)	(78)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	335

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts		Swaps	Total
Total	$(494)	$–	$(1,952)		$(619)	$1,576	$(1,489)
U.S. Fixed Income Fund

Interest rate contracts	$(306)	$–	$1,645		$–	$1,473	$2,812

Equity contracts	–	–	–		–	131	131
Total	$(306)	$–	$1,645	$		$1,604	$2,943
High Yield Bond Fund

Interest rate contracts	$–	$–	$–		$–	$181	$181

Credit contracts	–	–	–		–	(65)	(65)
Total	$–	$–	$–		$–	$116	$116
Dynamic Asset Allocation Fund

Equity contracts	$(744)	$–	$(8,785)		$–	$(6,009)	$(15,538)

Foreign exchange contracts	–	–	–		(2,962)	–	(2,962)
Total	$(744)	$–	$(8,785)		$(2,962)	$(6,009)	$(18,500)
Multi-Strategy Alternative Fund

Credit contracts	$–	$–	$–		$–	$1	$1

Equity contracts	530	–	(93)		–	1,565	2,002

Interest rate contracts	–	–	134		–	(52)	82

Foreign exchange contracts	–	–	–		(383)	–	(383)
Total	$530	$–	$41		$(383)	$1,514	$1,702
Multi-Asset Accumulation Fund

Equity contracts	$–	$–	$87,268		$–	$10,606	$97,874

Interest rate contracts	–	–	(50,511)		–	(19,021)	(69,532)

Foreign exchange contracts	–	–	–		(12,816)	–	(12,816)

Commodity contracts	–	–	34,450		–	1,503	35,953
Total	$–	$–	$71,207		$(12,816)	$(6,912)	$51,479
Multi-Asset Income Fund

Credit contracts	$–	$–	$–		$–	$(354)	$(354)

Equity contracts	(14,864)	–	4,096		–	–	(10,768)

Interest rate contracts	–	–	(4,236)		–	230	(4,006)

Foreign exchange contracts	(624)	–	–		(3,525)	–	(4,149)
Total	$(15,488)	$–	$(140)		$(3,525)	$(124)	$(19,277)
Multi-Asset Inflation Managed Fund

Credit contracts	$–	$–	$–		$–	$(66)	$(66)

Equity contracts	–	–	(3,516)		–	–	(3,516)

Interest rate contracts	–	–	2,549		–	254	2,803

Foreign exchange contracts	–	–	–		(1,830)	–	(1,830)

Commodity contracts	–	–	4,593		–	–	4,593
Total	$–	$–	$3,626		$(1,830)	$188	$1,984
Multi-Asset Capital Stability Fund

Credit contracts	$–	$–	$–		$–	$607	$607

Equity contracts	951	–	6,976		–	–	7,927

Interest rate contracts	(121)	–	(3,095)		–	(39)	(3,255)

Foreign exchange contracts	199	–	–		2,636	–	2,835
Total	$1,029	$–	$3,881		$2,636	$568	$8,114

336	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund

Equity contracts	$–	$–	$(571)	$–	$–	$(571)

Foreign exchange contracts	–	–	–	376	–	376
Total	$–	$–	$(571)	$376	$–	$(195)
Core Fixed Income Fund

Credit contracts	$–	$–	$–	$–	$(79)	$(79)

Interest rate contracts	(30)	–	612	–	(1,040)	(458)

Foreign exchange contracts	–	–	–	(1,260)	–	(1,260)
Total	$(30)	$–	$612	$(1,260)	$(1,119)	$(1,797)
U.S. Fixed Income Fund

Interest rate contracts	$(40)	$–	$(922)	$–	$(706)	$(1,668)

Equity contracts	–	–	–	–	(48)	(48)

Foreign exchange contracts	–	–	–	(251)	–	(251)
Total	$(40)	$–	$(922)	$(251)	$(754)	$(1,967)
High Yield Bond Fund

Interest rate contracts	$–	$–	$–	$–	$425	$425

Credit contracts	–	–	–	–	(297)	(297)
Total	$–	$–	$–	$–	$128	$128
Dynamic Asset Allocation Fund

Equity contracts	$40	$–	$(798)	$–	$733	$(25)

Foreign exchange contracts	–	–	–	527	–	527
Total	$40	$–	$(798)	$527	$733	$502
Multi-Strategy Alternative Fund

Credit contracts	$–	$–	$–	$–	$(53)	$(53)

Equity contracts	(103)	–	30	–	72	(1)

Interest rate contracts	–	–	(168)	–	(287)	(455)

Foreign exchange contracts	–	–	–	(302)	16	(286)
Total	$(103)	$–	$(138)	$(302)	$(252)	$(795)
Multi-Asset Accumulation Fund

Equity contracts	$–	$–	$(49,962)	$–	$(718)	$(50,680)

Interest rate contracts	–	–	41,684	–	12,832	54,516

Foreign exchange contracts	–	–	–	4,545	–	4,545

Commodity contracts	–	–	(9,712)	–	1,549	(8,163)
Total	$–	$–	$(17,990)	$4,545	$13,663	$218

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	337

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total

Multi-Asset Income Fund

Credit contracts	$–	$–	$–	$–	$25	$25

Equity contracts	3,323	–	(2,527)	–	–	796

Interest rate contracts	–	–	1,183	–	394	1,577

Foreign exchange contracts	–	–	–	(338)	–	(338)
Total	$3,323	$–	$(1,344)	$(338)	$419	$2,060
Multi-Asset Inflation Managed Fund

Credit contracts	$–	$–	$–	$–	$81	$81

Equity contracts	–	–	1,909	–	–	1,909

Interest rate contracts	–	–	(1,022)	–	1,923	901

Foreign exchange contracts	–	–	–	165	–	165

Commodity contracts	–	–	985	–	–	985
Total	$–	$–	$1,872	$165	$2,004	$4,041
Multi-Asset Capital Stability Fund

Credit contracts	$–	$–	$–	$–	$(330)	$(330)

Equity contracts	205	–	(1,878)	–	–	(1,673)

Interest rate contracts	–	–	1,917	–	456	2,373

Foreign exchange contracts	(32)	–	–	(12,341)	–	(12,373)
Total	$173	$–	$39	$(12,341)	$126	$(12,003)

The following table discloses the volume of the Fund’s futures contracts, option contracts, forward foreign currency contracts and swap contracts activity during the period ended March 31, 2018 ($ Thousands):

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund	Large Cap Index Fund	Tax-Managed Large Cap Fund	S&P 500 Index Fund
Futures Contracts:

Equity Contracts

Average Notional Balance Long	$19,451	$5,783	$10,280	$2,005	$3,311	$15,237

Ending Notional Balance Long	74,173	21,019	42,836	2,008	19,864	16,184

		Small Cap Fund	Small Cap Value Fund	Tax-Managed Small/ Mid Cap Fund	Mid-Cap Fund	U.S. Managed Volatility Fund
Futures Contracts:

Equity Contracts

Average Notional Balance Long		$10,942	$1,564	$3,526	$1,074	$18,736

Ending Notional Balance Long		307	–	3,765	–	23,102

		Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Enhanced Income Fund	Core Fixed Income Fund
Futures Contracts:

Equity Contracts

Average Notional Balance Long		$16,334	$16,188	$8,779	$–	$2,843

Ending Notional Balance Long		10,173	12,717	14,115	–	–

Interest Contracts

Average Notional Balance Long		–	–	1,475	465	352,565

Average Notional Balance Short		–	–	–	2,421	284,800

Ending Notional Balance Long		–	–	–	456	369,561

Ending Notional Balance Short		–	–	–	1,814	423,604

Forward Foreign Currency Contracts:

Average Notional Balance Long		401,885	–	–	–	74,334

Average Notional Balance Short		401,409	–	–	–	74,825

Ending Notional Balance Long		398,916	–	–	–	71,273

Ending Notional Balance Short		396,182	–	–	–	70,179

338	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund	Tax-Managed International Managed Volatility Fund	Enhanced Income Fund	Core Fixed Income Fund
Swaps:

Credit Contracts

Average Notional Balance Long	–	–	–	–	5,500

Average Notional Balance Short	–	–	–	–	9,898

Ending Notional Balance Long	–	–	–	–	12,010

Ending Notional Balance Short	–	–	–	–	22,060

Interest Contracts

Average Notional Balance Long	–	–	–	–	103,359

Average Notional Balance Short	–	–	–	–	103,359

Ending Notional Balance Long	–	–	–	–	116,407

Ending Notional Balance Short	–	–	–	–	116,407

Options:

Interest

Average Notional Balance Long	–	–	–	–	228

Average Notional Balance Short	–	–	–	–	275

Ending Notional Balance Long	–	–	–	–	243

Ending Notional Balance Short	–	–	–	–	285

	U.S. Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund
Futures Contracts:

Commodity Contracts

Average Notional Balance Long	$–	$–	$–	$–	$578,070

Average Notional Balance Short	–	–	–	–	523

Ending Notional Balance Long	–	–	–	–	509,124

Equity Contracts

Average Notional Balance Long	–	–	160,618	–	1,414,531

Average Notional Balance Short	–	–	130,895	1,244	386

Ending Notional Balance Long	–	–	79,689	–	1,310,080

Ending Notional Balance Short	–	–	48,242	870	–

Interest Contracts

Average Notional Balance Long	165,987	–	–	114	1,768,121

Average Notional Balance Short	166,659	–	–	8,656	–

Ending Notional Balance Long	157,151	–	–	–	1,903,121

Ending Notional Balance Short	217,794	–	–	7,099	–

Forward Foreign Currency Contracts:

Average Notional Balance Long	16,585	–	531,494	43,429	1,385,640

Average Notional Balance Short	16,636	–	532,282	43,605	1,388,394

Ending Notional Balance Long	–	–	573,512	29,657	1,168,465

Ending Notional Balance Short	–	–	574,137	29,759	1,167,884

Swaps:

Total Return Contracts

Average Notional Balance Long	–	–	–	–	37,043

Ending Notional Balance Long	–	–	–	–	444,511

Total Return Credit Contracts

Average Notional Balance Long	–	–	–	2,637	–

Average Notional Balance Short	–	–	–	1,321	–

Ending Notional Balance Long	–	–	–	3,949	–

Ending Notional Balance Short	–	–	–	–	–

Total Return Equity Contracts

Average Notional Balance Long	–	–	77,321	1,706	205,290

Average Notional Balance Short	–	3,367	79,382	14,231	–

Ending Notional Balance Long	–	–	78,277	498	149,254

Ending Notional Balance Short	–	20,200	84,256	3,772	–

Credit Contracts

Average Notional Balance Long	–	–	–	12,535	–

Average Notional Balance Short	1,383	10,472	–	7,414	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	339

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

	U.S. Fixed Income Fund	High Yield Bond Fund	Dynamic Asset Allocation Fund	Multi-Strategy Alternative Fund	Multi-Asset Accumulation Fund
Ending Notional Balance Long	–	–	–	9,380	–

Ending Notional Balance Short	8,300	12,379	–	3,775	–

Interest Contracts

Average Notional Balance Long	33,060	–	–	6,452	595,815

Average Notional Balance Short	33,060	–	–	6,452	595,815

Ending Notional Balance Long	41,289	–	–	9,464	461,214

Ending Notional Balance Short	41,289	–	–	9,464	461,214

Foreign Exchange Contracts

Average Notional Balance Long	–	–	–	994	–

Average Notional Balance Short	–	–	–	987	–

Ending Notional Balance Long	–	–	–	2,059	–

Ending Notional Balance Short	–	–	–	2,107	–

Options

Equity

Average Notional Balance Long	–	–	636	333	–

Average Notional Balance Short	–	–	260	89	–

Ending Notional Balance Long	–	–	254	477	–

Ending Notional Balance Short	–	–	–	67	–

Interest

Average Notional Balance Long	126	–	–	1	–

Average Notional Balance Short	143	–	–	–	–

Ending Notional Balance Long	140	–	–	–	–

Ending Notional Balance Short	163	–	–	–	–

Currency

Average Notional Balance Long	–	–	–	–	–

		Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund
Futures Contracts:

Commodity Contracts

Average Notional Balance Long		$–	$203,513	$–	$–

Average Notional Balance Short		–	28,166	–	–

Ending Notional Balance Long		–	199,435	–	–

Ending Notional Balance Short		–	29,992	–	–

Equity Contracts

Average Notional Balance Long		28,767	–	99,661	18,112

Average Notional Balance Short		–	35,390	–	783

Ending Notional Balance Long		31,479	–	113,401	10,140

Ending Notional Balance Short		–	39,062	–	–

Interest Contracts

Average Notional Balance Long		84,739	13,370	97,704	1,705

Average Notional Balance Short		14	73,575	6,233	3,348

Ending Notional Balance Long		116,006	13,232	105,170	–

Ending Notional Balance Short		–	109,634	23,681	3,745

Currency Contracts

Average Notional Balance Long		–	–	5,473	–

Average Notional Balance Short		–	–	–	878

Ending Notional Balance Short		–	–	–	2,107

Forward Foreign Currency Contracts:

Average Notional Balance Long		64,266	71,771	426,989	–

Average Notional Balance Short		64,893	71,645	428,545	–

Ending Notional Balance Long		77,524	861,255	411,631	–

Ending Notional Balance Short		77,906	859,735	417,982	–

Swaps:

Total Return Contracts

Average Notional Balance Long		41	–	–	–

Credit Contracts

Average Notional Balance Long		1,730	4,166	–	–

340	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

	Multi-Asset Income Fund	Multi-Asset Inflation Managed Fund	Multi-Asset Capital Stability Fund	Long/Short Alternative Fund

Average Notional Balance Short	1,125	8,424	22,527	–

Ending Notional Balance Long	10,380	10,601	–	–

Ending Notional Balance Short	–	9,433	27,263	–

Interest Contracts

Average Notional Balance Long	93,588	176,420	28,226	–

Average Notional Balance Short	93,588	176,420	28,226	–

Ending Notional Balance Long	31,536	110,304	35,029	–

Ending Notional Balance Short	31,536	110,304	35,029	–

Options

Commodity

Average Notional Balance Long	–	133	–	–

Equity

Average Notional Balance Long	540	–	154	–

Average Notional Balance Short	1,545	–	188	–

Ending Notional Balance Long	703	–	636	–

Ending Notional Balance Short	1,858	–	634	–

Interest

Average Notional Balance Long	791	9,372	–	–

Average Notional Balance Short	150	5,370	5,704	–

Ending Notional Balance Long	1,082	–	–	–

Currency

Average Notional Balance Long	11,521	–	16,703	–

Average Notional Balance Short	–	–	33,340	–

Ending Notional Balance Long	17,281	–	1,800	–

Ending Notional Balance Short	–	–	9,900	–

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement.

United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	341

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2018 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
Fund	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Large Cap Fund	$ —	$ 991	$ —	$ 991	$ —	$ —	$ —	$ —
Large Cap Value Fund	—	267	—	267	—	—	—	—
Large Cap Growth Fund	—	555	—	555	—	—	—	—
Large Cap Index Fund	—	26	—	26	—	—	—	—
Tax-Managed Large Cap Fund	—	269	—	269	—	—	—	—
S&P 500 Index Fund	—	207	—	207	—	—	—	—
Small Cap Fund	—	—	—	—	—	1	—	1
Tax-Managed Small/Mid Cap Fund	—	42	—	42	—	—	—	—
U.S. Managed Volatility Fund	—	298	—	298	—	—	—	—
Global Managed Volatility Fund	—	125	—	125	—	3	—	3
Tax-Managed Managed Volatility Fund	—	159	—	159	—	—	—	—
Tax-Managed International Managed Volatility Fund	—	105	—	105	—	6	—	6
Core Fixed Income Fund	241	774	54	1,069	239	518	203	960
U.S. Fixed Income Fund	101	390	36	527	132	454	105	691
High Yield Bond Fund	—	—	50	50	—	—	—	—
Dynamic Asset Allocation Fund	8	1,265	—	1,273	—	1,063	—	1,063
Multi-Strategy Alternative Fund	2,838	2	7	2,847	98	15	33	146
Multi-Asset Accumulation Fund	—	15,967	443	16,410	—	1,988	16	2,004
Multi-Asset Income Fund	5,355	673	22	6,050	4,050	101	28	4,179
Multi-Asset Inflation Managed Fund	—	2,257	1,218	3,475	—	1,265	1,263	2,528
Multi-Asset Capital Stability Fund	207	378	42	627	348	19	—	367
Long/Short Alternative Fund	—	242	—	242	—	—	—	—

Total Exchange-Traded or Centrally Cleared	$8,750	$24,992	$1,872	$35,614	$4,867	$5,433	$1,648	$11,948

Securities with an aggregate market value of $36,695 ($ Thousands) have been pledged and $159,358 ($ Thousands) in cash has been pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2018.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2018 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Brown Brothers Harriman	$ 2,876	$ —	$ —	$ 2,876	$ 142	$ —	$ —	$ —	$ 142	$ 2,734	$ —	$ 2,734

Total Over the Counter	$ 2,876	$ —	$ —	$ 2,876	$ 142	$ —	$ —	$ —	$ 142

342	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Citigroup	71	—	—	71	1,028	—	—	—	1,028	(957)	—	(957)
Deutsche Bank	28	—	—	28	—	—	—	—	—	28	—	28
Goldman Sachs	—	—	—	—	165	—	—	—	165	(165)	—	(165)
UBS	—	78	—	78	—	24	—	—	24	54	—	54

Total Over the Counter	$ 99	$ 78	$ —	$ 177	$ 1,193	$ 24	$ —	$ —	$ 1,217

	Financial Derivative Assets				Financial Derivative Liabilities
High Yield Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
JPMorgan Chase Bank	$ —	$ —	$ 119	$ 119	$ —	$ —	$ —	$ —	$ —	$ 119	$ —	$ 119

Total Over the Counter	$ —	$ —	$ 119	$ 119	$ —	$ —	$ —	$ —	$ —

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$ 1,781	$ —	$ —	$ 1,781	$ 1,389	$ —	$ —	$ —	$ 1,389	$ 392	$ —	$ 392
Barclays PLC	4	—	—	4	1	—	—	—	1	3	—	3
Citigroup	—	—	—	—	236	—	—	—	236	(236)	—	(236)
Goldman Sachs	35	—	—	35	—	—	—	—	—	35	—	35
JPMorgan Chase Bank	3	—	—	3	41	—	—	—	41	(38)	—	(38)
Morgan Stanley	232	—	2,753	2,985	292	—	1,598	—	1,890	1,095	—	1,095
Societe Generale	295	—	—	295	90	—	—	—	90	205	—	205
Standard Chartered	—	—	—	—	527	—	—	—	527	(527)	—	(527)
UBS	—	—	—	—	392	—	—	—	392	(392)	—	(392)
Westpac Banking	—	—	—	—	7	—	—	—	7	(7)	—	(7)

Total Over the Counter	$ 2,350	$ —	$ 2,753	$ 5,103	$ 2,975	$ —	$ 1,598	$ —	$ 4,573

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Strategy Alternative Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$ —	$ —	$ 5	$ 5	$ —	$ —	$ —	$ —	$ —	$ 5	$ —	$ 5
Barclays PLC	33	—	5	38	48	—	—	—	48	(10)	—	(10)
Citigroup	—	—	1	1	—	—	—	—	—	1	—	1
Deutsche Bank	8	—	2,007	2,015	—	—	—	—	—	2,015	—	2,015
JPMorgan Chase Bank	1	—	20	12	85	—	—	—	—	(73)	—	(73)
Morgan Stanley	48	—	22	70	59	—	16	—	75	(5)	—	(5)

Total Over the Counter	$ 90	$ —	$ 2,060	$ 2,150	$ 192	$ —	$ 16	$ —	$ 218

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$ —	$ —	$ 5,524	$ 5,524	$ —	$ —	$ 182	$ —	$ 182	$ 5,342	$ —	$ 5,342
Bank of New York	153	—	—	153	—	—	—	—	—	153	—	153
Barclays PLC	20	—	—	20	454	—	—	—	454	(434)	—	(434)
Brown Brothers Harriman	46	—	—	46	—	—	—	—	—	46	—	46
Citibank	—	—	35	35	—	—	71	—	71	(36)	—	(36)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	343

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Accumulation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Citigroup	1,918	—	4,931	6,849	2,002	—	1,842	—	3,844	3,005	—	3,005
JPMorgan Chase Bank	3,272	—	858	4,130	3,005	—	353	—	3,358	772	—	772
Merrill Lynch	—	—	2,081	2,081	—	—	1,905	—	1,905	176	—	176
State Street	633	—	—	633	—	—	—	—	—	633	—	633

Total Over the Counter	$ 6,042	$ —	$ 13,429	$ 19,471	$ 5,461	$ —	$ 4,353	$ —	$ 9,814

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$ 4	$ —	$ —	$ 4	$ 27	$ —	$ 31	$ —	$ 58	$ (54)	$ —	$ (54)
Barclays PLC	4	—	—	4	31	—	—	323	354	(350)	—	(350)
Deutsche Bank	27	—	—	27	—	—	—	—	—	27	—	27
Goldman Sachs	18	—	—	18	15	—	—	—	15	3	—	3
JPMorgan Chase Bank	5	—	—	5	329	—	—	—	329	(324)	—	(324)
Morgan Stanley	21	—	—	21	—	—	—	—	—	21	—	21
RBS	—	—	—	—	7	—	—	—	7	(7)	—	(7)
Standard Bank	—	—	—	—	49	—	—	—	49	(49)	—	(49)
State Street	—	—	—	—	4	—	—	—	4	(4)	—	(4)

Total Over the Counter	$ 79	$ —	$ —	$ 79	$ 462	$ —	$ 31	$ 323	$ 816

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Inflation Managed Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Bank of America	$ 98	$ —	$ —	$ 98	$ —	$ —	$ —	$ —	$ —	$ 98	$ —	$ 98
Barclays PLC	2	—	—	2	3	—	—	—	3	(1)	—	(1)
BNP Paribas	21	—	—	21	—	—	—	—	—	21	—	21
Caisse des Depots	3	—	—	3	—	—	—	—	—	3	—	3
CGG	—	—	—	—	—	—	37	—	37	(37)	—	(37)
Chase Securities	—	—	—	—	—	—	—	181,858	181,858	(181,858)	—	(181,858)
Citibank	—	—	—	—	—	—	114	—	114	(114)	—	(114)
Citigroup	61	—	—	61	2	—	30	—	32	29	—	29
Credit Suisse First Boston	11	—	1	12	—	—	209	—	209	(197)	—	(197)
Deutsche Bank	—	—	1	1	—	—	374	—	374	(373)	—	(373)
Goldman Sachs	27	—	—	27	—	—	692	—	692	(665)	—	(665)
JPMorgan Chase Bank	49	—	—	49	18	—	6	—	24	25	—	25
Morgan Stanley	92	—	—	92	145	—	—	—	145	(53)	—	(53)
RBS	6	—	—	6	35	—	—	—	35	(29)	—	(29)
Standard Bank	23	—	—	23	9	—	—	—	9	14	—	14

Total Over the Counter	$ 393	$ —	$ 2	$ 395	$ 212	$ —	$ 1,462	$ 181,858	$ 183,532

344	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Capital Stability Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
ANZ	$ 34	$ —	$ —	$ 34	$ 27	$ —	$ —	$ —	$ 27	$ 7	$ —	$ 7
Bank of America	81	—	—	81	6,981	—	—	—	6,981	(6,900)	—	(6,900)
Barclays PLC	299	—	—	299	271	—	—	—	271	28	—	28
BNP Paribas	21	—	—	21	—	—	—	—	—	21	—	21
Brown Brothers Harriman	103	—	—	103	140	—	—	—	140	(37)	—	(37)
Citigroup	978	—	—	978	98	—	—	—	98	880	—	880
Credit Suisse	1	—	—	1	30	—	—	—	30	(29)	—	(29)
Deutsche Bank	23	—	—	23	32	—	—	—	32	(9)	—	(9)
Goldman Sachs	107	—	—	107	46	—	—	—	46	61	—	61
JPMorgan Chase Bank	8	—	—	8	16	—	—	—	16	(8)	—	(8)
Morgan Stanley	63	—	—	63	83	—	—	—	83	(20)	—	(20)
RBS	187	—	—	187	505	—	—	—	505	(318)	—	(318)
Standard Bank	77	—	—	77	70	—	—	—	70	7	—	7
Standard Chartered	5	—	—	5	—	—	—	—	—	5	—	5
UBS	25	—	—	25	64	—	—	—	64	(39)	—	(39)

Total Over the Counter	$ 2,012	$ —	$ —	$ 2,012	$ 8,363	$ —	$ —	$ —	$ 8,363

(1)	Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Securities with an aggregate market value of $0 ($ Thousands) have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. Each of the

Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2018 ($ Thousands)	% of Total Net Assets at March 31, 2018
Dynamic Commodity Strategy Subsidiary, Ltd.	March 29, 2018	$5,000	0.6%
Accumulation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	481,359	17.0%
Inflation Commodity Strategy Subsidiary Ltd.	April 9, 2012	177,386	19.6%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	345

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

Gains and losses attributed to the Funds’ investments in Subsidiaries are as follows:

	Dynamic Commodity Strategy Subsidiary, Ltd. ($ Thousands)	Accumulation Commodity Strategy, Ltd. ($ Thousands)	Inflation Commodity Strategy Subsidiary, Ltd. ($ Thousands)
Investment Income:
Investment Income	$—	$3,010	$1,029
Net Realized Gain (Loss) on:
Investments	—	(9)	5
Futures Contracts	—	41,279	4,593
Swap Contracts	—	14,809	—
Options	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(2,548)	969
Futures Contracts	—	(9,712)	—
Swap Contracts	—	1,548	—
Purchased Options	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—

Total gains and losses attributed to the Funds’ investment in Subsidiaries	$—	$48,377	$6,596

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (“ the Distributor”) is the Distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, proxy fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

346	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

The following is a summary of annual fees payable to the Adviser and Distributor and the contractual and voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund

Class F	0.3900%	0.25%	—	0.89%

Class Y	0.3900%	1.00%	—	0.64%
Large Cap Value Fund

Class F	0.3500%	0.25%	—	0.89%

Class I	0.3500%	0.25%	0.25%	1.11%

Class Y	0.3500%	—	—	0.64%
Large Cap Growth Fund

Class F	0.4000%	0.25%	—	0.89%

Class I	0.4000%	0.25%	0.25%	1.11%

Class Y	0.4000%	—	—	0.64%
Large Cap Index Fund

Class F	0.0500%	0.25%	—	0.25%
Tax-Managed Large Cap Fund

Class F	0.4000%	0.25%	—	0.89%

Class Y	0.4000%	—	—	0.64%
S&P 500 Index Fund

Class E	0.0300%	—	—	0.25%

Class F*	0.0300%	0.25%	—	0.25%

Class I	0.0300%	0.25%	0.25%	0.65%

Class Y	0.0300%	—	—	0.25%
Small Cap Fund

Class F	0.6500%	0.25%	—	1.14%

Class Y	0.6500%	—	—	0.89%
Small Cap Value Fund

Class F	0.6500%	0.25%	—	1.14%

Class I	0.6500%	0.25%	0.25%	1.36%

Class Y	0.6500%	—	—	0.89%
Small Cap Growth Fund

Class F	0.6500%	0.25%	—	1.11%

Class I	0.6500%	0.25%	0.25%	1.36%

Class Y	0.6500%	—	—	0.86%
Tax-Managed Small/Mid Cap Fund

Class F	0.6500%	0.25%	—	1.11%

Class Y	0.6500%	—	—	0.89%
Mid-Cap Fund

Class F	0.4000%	0.25%	—	0.98%

Class I	0.4000%	0.25%	0.25%	1.20%

Class Y	0.4000%	—	—	0.73%
U.S. Managed Volatility Fund

Class F	0.6500%	0.25%	—	0.95%

Class I	0.6500%	0.25%	0.25%	1.20%

Class Y	0.6500%	—	—	0.70%
Global Managed Volatility Fund

Class F	0.6500%	0.25%	—	1.11%

Class I	0.6500%	0.25%	0.25%	1.36%

Class Y	0.6500%	—	—	0.86%
Tax-Managed Managed Volatility Fund

Class F	0.6500%	0.25%	—	1.00%

Class Y	0.6500%	—	—	0.75%
Tax-Managed International Managed Volatility Fund

Class F	0.6500%	0.25%	—	1.11%

Class Y	0.6500%	—	—	0.86%
Real Estate Fund

Class F	0.6500%	0.25%	—	1.14%

Class I	0.6500%	0.25%	0.25%	1.36%

Class Y	0.6500%	—	—	0.89%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	347

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

	Advisory Fees	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Enhanced Income Fund

Class F	0.4000%	0.25%	—	0.60%

Class I	0.4000%	0.25%	0.25%	0.85%

Class Y	0.4000%	—	—	0.46%
Core Fixed Income Fund

Class F	0.2750%	0.25%	—	0.67%

Class I	0.2750%	0.25%	0.25%	0.89%

Class Y	0.2750%	—	—	0.42%
U.S. Fixed Income Fund

Class F	0.2750%	0.25%	—	0.66%

Class Y	0.2750%	—	—	0.41%
High Yield Bond Fund

Class F	0.4875%	0.25%	—	0.89%

Class I	0.4875%	0.25%	0.25%	1.11%

Class Y	0.4875%	—	—	0.64%
Conservative Income Fund

Class F	0.1000%	0.25%	—	0.30%

Class Y	0.1000%	—	—	0.20%
Tax-Free Conservative Income Fund

Class F	0.1000%	0.25%	—	0.30%

Class Y	0.1000%	—	—	0.20%
Real Return Fund

Class F	0.2200%	0.25%	—	0.45%

Class Y	0.2200%	—	—	0.35%
Dynamic Asset Allocation Fund

Class F	0.6000%	0.25%	—	0.75%

Class Y	0.6000%	—	—	0.50%
Multi-Strategy Alternative Fund

Class F	1.5000%	0.25%	—	1.09%

Class Y	1.5000%	—	—	0.84%
Multi-Asset Accumulation Fund

Class F	0.7500%	0.25%	—	1.17%

Class Y	0.7500%	—	—	0.92%
Multi-Asset Income Fund

Class F	0.6000%	0.25%	—	0.80%

Class Y	0.6000%	—	—	0.70%
Multi-Asset Inflation Managed Fund

Class F	0.5500%	0.25%	—	0.90%

Class Y	0.5500%	—	—	0.65%
Multi-Asset Capital Stability Fund

Class F	0.4000%	0.25%	—	0.62%

Class Y	0.4000%	—	—	0.52%
Long/Short Alternative Fund

Class F	0.8000%	0.25%	—	1.15%

Class Y	0.8000%	—	—	0.90%

*	Effective January 31, 2018, the Fund’s adviser, the Fund’s administrator and/or the Fund’s distributor have contractually agreed to waive fees and reimburse expenses in order to keep total ordinary operating expenses (exclusive of interest from borrowing, brokerage commissions, taxes, Trustee fees, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.29%. This fee waiver and reimbursement agreement shall remain in effect until January 31, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustees.

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Large Cap Index Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Large Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Small Cap Value Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

348	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Small Cap Growth Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Small/Mid Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Mid-Cap Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
U.S. Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Global Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed Managed Volatility Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Tax-Managed International Managed Volatility Fund	0.450%	0.3700%	0.2900%	0.2100%	0.130%
Real Estate Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Enhanced Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Core Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
U.S. Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
High Yield Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Free Conservative Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Real Return Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Dynamic Asset Allocation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Strategy Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Accumulation Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Inflation Managed Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Multi-Asset Capital Stability Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%
Long/Short Alternative Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

	First $2 Billion	Next $500 Million	Next $500 Million	Over $3 Billion
S&P 500 Index Fund	0.220%	0.2100%	0.1650%	0.120%

As of March 31, 2018, SIMC has entered into investment sub-advisory agreements with the following affiliated and unaffiliated parties:

Investment Sub-Adviser

Large Cap Fund

BlackRock Investment Management, LLC

Brandywine Global Investment Management, LLC

Ceredex Value Advisors, LLC

Coho Partners, Ltd.

Fiera Capital Inc.

Jackson Square Partners, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Large Cap Value Fund

AQR Capital Management, LLC

Brandywine Global Investment Management, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Shafer Cullen Capital Management

Large Cap Growth Fund

BlackRock Investment Management, LLC

Fiera Capital Inc.

Jackson Square Partners, LLC

Parametric Portfolio Associates LLC

Large Cap IndexFund

SSGA Funds Management, Inc.

Tax-Managed Large Cap Fund

BlackRock Investment Management, LLC

Brandywine Global Investment Management, LLC

Coho Partners, Ltd.

Fiera Capital Inc.

Jackson Square Partners, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Shafer Cullen Capital Management

S&P 500 Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

AQR Capital Management, LLC

EAM Investors, LLC

Falcon Point Capital, LLC

LMCG Investments, LLC

Parametric Portfolio Associates LLC

Rice Hall James & Associates

Snow Capital Management L.P.

Small Cap Value Fund

AQR Capital Management, LLC

Cardinal Capital Management, L.L.C.

LSV Asset Management*

Parametric Portfolio Associates LLC

Snow Capital Management, L.P.

Small Cap Growth Fund

ArrowMark Partners

Axiom International Investors LLC

EAM Investors LLC

FalconPoint Capital, LLC

Parametric Portfolio Associates LLC

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	349

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

Tax-Managed Small/Mid Cap Fund

AQR Capital Management, LLC

Cardinal Capital Management, L.L.C.

Castle Ark Management, LLC

Parametric Portfolio Associates LLC

Rice Hall James & Associates LLC

Snow Capital Management L.P.

Mid-Cap Fund

Quantitative Management Associates LLC

U.S. Managed Volatility Fund

Analytic Investors, LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management LLC

Analytic Investors, LLC

Tax-Managed Managed Volatility Fund

AJO, LLC

Analytic Investors LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Tax-Managed International Managed Volatility Fund

Acadian Asset Management LLC

Analytic Investors, LLC

LSV Asset Management*

Parametric Portfolio Associates LLC

Real Estate Fund

CenterSquare Investment Management Inc.

Security Capital Research and Management Inc.

Enhanced Income Fund

Ares Management LLC

Wellington Management Company, LLP

Core Fixed Income Fund

Jennison Associates LLC

Metropolitan West Asset Management, LLC

Wells Capital Management Incorporated

Western Asset Management Company

Western Asset Management Company Limited

U.S. Fixed Income Fund

Jennison Associates LLC

Metropolitan West Asset Management LLC

Wells Capital Management Incorporated

Western Asset Management Company

Western Asset Management Company Limited

High Yield Bond Fund

Ares Management LLC

Benefit Street Partners, LLC

Brigade Capital Management, LLC

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Conservative Income Fund

BlackRock Advisors, LLC

Tax-Free Conservative Income Fund

BlackRock Advisors, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Strategy Alternative Fund

Acadian Asset Management LLC

Brigade Capital Management, LP

Caerus Investors LLC

Emso Partners Limited Management, LLC

Kettle Hill Capital Management LLC

Mountaineer Partners Management, LLC

Ramius Advisors, LLC

Multi-Asset Accumulation Fund

AQR Capital Management, LLC

PanAgora Asset Management Inc.

Multi-Asset Income Fund

Goldman Sachs Asset Management, LP

Guggenheim Partners Investment Management, LLC

SSGA Funds Management Inc.

Western Asset Management Company

Western Asset Management, Ltd.

Multi-Asset Inflation Managed Fund

AllianceBernstein, L.P.

Cohen & Steers

QS Investors, LLC

Multi-Asset Capital Stability Fund

AllianceBernstein, L.P.

Janus Capital Management, LLC

Long/Short Alternative Fund

Beachhead Capital Management, LLC

*	Affiliated

Under the investment sub-advisory agreements, each sub-adviser receives a fee paid by SIMC.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the period ended March 31, 2018 were as follows ($ Thousands):

Real Estate Fund	$14

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Administrator, Adviser and/or Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

350	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

LSV Asset Management (a partially owned indirect subsidiary of SEI Investment Co.) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended March 31, 2018 were as follows ($ Thousands):

Large Cap Fund	$312
Large Cap Value Fund	374
Tax-Managed Large Cap Fund	462
Small Cap Value Fund	328
U.S. Managed Volatility Fund	1,738
Tax-Managed Managed Volatility Fund	1,333
Tax-Managed International Managed Volatility Fund	328

$4,875

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the six month period ended March 31, 2018, can be found on the Statements of Operations or Consolidated Statements of Operations and Financial Highlights or Consolidated Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the Board. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six month period ended March 31, 2018, the following Fund borrowed funds from the SEI Multi-Asset Accumulation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
Real Estate Fund	11/16/17	11/17/17	$15,500	$1	2.10%
High Yield Bond Fund	02/07/18	02/08/18	8,800	1	2.32%
High Yield Bond Fund	02/08/18	02/09/18	9,000	1	2.32%
High Yield Bond Fund	02/12/18	02/13/18	7,500	–	2.34%
High Yield Bond Fund	02/13/18	02/14/18	7,900	1	2.34%

Amounts designated as “—” are $0 or have been rounded to $0.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the period ended March 31, 2018 (Unaudited) and the year ended September 30, 2017.

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund(2)

	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	2018 (Unaudited)
Class F(1):

Shares Issued	15,647	37,319	2,142	6,178	1,809	5,033	11,854

Shares Issued in Lieu of Dividends and Distributions	10,538	1,381	2,027	739	3,118	51	–

Shares Redeemed	(23,213)	(55,842)	(5,484)	(17,167)	(5,569)	(13,592)	(250)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	2,972	(17,142)	(1,315)	(10,250)	(642)	(8,508)	11,604
Class I:

Shares Issued	–	–	5	29	6	17	–

Shares Issued in Lieu of Dividends and Distributions	–	–	6	2	7	–	–

Shares Redeemed	–	–	(27)	(133)	(17)	(75)	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	351

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Large Cap Index Fund(2)

	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	2018 (Unaudited)

Total Decrease in Net Assets Derived from Class I Transactions	–	–	(16)	(102)	(4)	(58)	–
Class Y:

Shares Issued	320	2,128	485	4,150	218	3,081	–

Shares Issued in Lieu of Dividends and Distributions	685	130	200	49	274	12	–

Shares Redeemed	(2,134)	(4,708)	(395)	(365)	(410)	(238)	–

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(1,129)	(2,450)	290	3,834	82	2,855	–

Increase (Decrease) in Capital Shares	1,843	(19,592)	(1,041)	(6,518)	(564)	(5,711)	11,604

	Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund

	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017
Class E:

Shares Issued	–	–	307	947	–	–	–	–

Shares Issued in Lieu of Dividends and Distributions	–	–	84	227	–	–	–	–

Shares Redeemed	–	–	(467)	(1,006)	–	–	–	–

Total Increase (Decrease) in Net Assets Derived from Class E Transactions	–	–	(76)	168	–	–	–	–
Class F(1):

Shares Issued	8,896	21,685	587	2,603	5,155	11,014	2,178	2,509

Shares Issued in Lieu of Dividends and Distributions	1,983	1,072	104	299	3,016	58	1,070	74

Shares Redeemed	(11,704)	(47,648)	(606)	(3,220)	(4,222)	(14,081)	(1,919)	(5,159)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(825)	(24,891)	85	(318)	3,949	(3,009)	1,329	(2,576)
Class I:

Shares Issued	–	–	9	42	–	–	3	14

Shares Issued in Lieu of Dividends and Distributions	–	–	1	3	–	–	8	–

Shares Redeemed	–	–	(22)	(62)	–	–	(11)	(48)

Total Decrease in Net Assets Derived from Class I Transactions	–	–	(12)	(17)	–	–	–	(34)
Class Y:

Shares Issued	878	5,361	117	771	106	706	112	1,190

Shares Issued in Lieu of Dividends and Distributions	207	112	12	19	198	9	116	7

Shares Redeemed	(941)	(1,849)	(51)	(92)	(473)	(1,022)	(64)	(91)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	144	3,624	78	698	(169)	(307)	164	1,106

Increase (Decrease) in Capital Shares	(681)	(21,267)	75	531	3,780	(3,316)	1,493	(1,504)

	Small Cap Growth Fund		Tax-Managed Small/ Mid Cap Fund		Mid-Cap Fund		U.S. Managed Volatility Fund

	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017
Class F(1):

Shares Issued	455	1,014	3,046	8,669	561	1,617	5,054	15,578

Shares Issued in Lieu of Dividends and Distributions	29	–	587	124	262	43	3,990	2,456

Shares Redeemed	(922)	(2,746)	(2,663)	(7,285)	(515)	(1,276)	(9,665)	(29,698)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(438)	(1,732)	970	1,508	308	384	(621)	(11,664)
Class I:

Shares Issued	3	10	–	–	1	4	4	13

Shares Issued in Lieu of Dividends and Distributions	–	–	–	–	2	1	6	4

Shares Redeemed	(11)	(28)	–	–	(10)	(10)	(10)	(52)

Total Decrease in Net Assets Derived from Class I Transactions	(8)	(18)	–	–	(7)	(5)	–	(35)
Class Y:

Shares Issued	47	621	240	1,347	17	72	19,662	14,802

Shares Issued in Lieu of Dividends and Distributions	3	–	61	15	7	1	3,662	1,333

352	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

	Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund		U.S. Managed Volatility Fund

	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017

Shares Redeemed	(61)	(49)	(223)	(448)	(11)	(12)	(12,794)	(12,614)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(11)	572	78	914	13	61	10,530	3,521

Increase (Decrease) in Capital Shares	(457)	(1,178)	1,048	2,422	314	440	9,909	(8,178)

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Tax-Managed International Managed Volatility Fund(3)		Real Estate Fund

	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017
Class F(1):

Shares Issued	11,673	30,234	5,983	13,234	5,532	36,497	1,022	1,899

Shares Issued in Lieu of Dividends and Distributions	6,370	8,691	1,835	2,372	649	8	331	926

Shares Redeemed	(17,278)	(75,659)	(6,769)	(32,206)	(3,396)	(7,400)	(3,504)	(3,776)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	765	(36,734)	1,049	(16,600)	2,785	29,105	(2,151)	(951)
Class I:

Shares Issued	15	17	–	–	–	–	1	2

Shares Issued in Lieu of Dividends and Distributions	10	9	–	–	–	–	1	3

Shares Redeemed	(33)	(134)	–	–	–	–	(6)	(8)

Total Decrease in Net Assets Derived from Class I Transactions	(8)	(108)	–	–	–	–	(4)	(3)
Class Y:

Shares Issued	4,729	11,078	580	2,027	303	1,265	191	425

Shares Issued in Lieu of Dividends and Distributions	1,276	671	114	104	31	–	110	233

Shares Redeemed	(2,665)	(2,822)	(310)	(770)	(54)	(86)	(175)	(395)

Total Increase in Net Assets Derived from Class Y Transactions	3,340	8,927	384	1,361	280	1,179	126	263

Increase (Decrease) in Capital Shares	4,097	(27,915)	1,433	(15,239)	3,065	30,284	(2,029)	(691)

	Enhanced Income Fund		Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund

	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017
Class F(1):

Shares Issued	1,192	3,263	17,884	31,803	22,623	82,082	26,990	58,271

Shares Issued in Lieu of Dividends and Distributions	91	280	1,861	6,728	1,562	4,751	7,189	13,124

Shares Redeemed	(1,722)	(18,449)	(14,308)	(51,428)	(16,771)	(40,161)	(35,136)	(112,720)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	(439)	(14,906)	5,437	(12,897)	7,414	46,672	(957)	(41,325)
Class I:

Shares Issued	1	6	269	219	–	–	4	1,779

Shares Issued in Lieu of Dividends and Distributions	–	1	3	19	–	–	4	66

Shares Redeemed	–	(16)	(302)	(506)	–	–	(95)	(1,839)

Total Increase (Decrease) in Net Assets Derived from Class I Transactions	1	(9)	(30)	(268)	–	–	(87)	6
Class Y:

Shares Issued	215	144	3,619	15,660	744	7,878	1,998	7,126

Shares Issued in Lieu of Dividends and Distributions	9	27	267	561	179	561	987	1,808

Shares Redeemed	(197)	(1,706)	(1,639)	(2,368)	(1,399)	(2,053)	(4,316)	(11,097)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	27	(1,535)	2,247	13,853	(476)	6,386	(1,331)	(2,163)

Increase (Decrease) in Capital Shares	(411)	(16,450)	7,654	688	6,938	53,058	(2,375)	(43,482)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	353

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

	Conservative Income Fund(4)		Tax-Free Conservative Income Fund(4)		Real Return Fund		Dynamic Asset Allocation Fund

	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017
Class F(1):

Shares Issued	6,479	20,994	3,466	19,843	2,864	6,129	7,837	19,143

Shares Issued in Lieu of Dividends and Distributions	88	100	52	55	–	237	840	426

Shares Redeemed	(4,718)	(9,554)	(3,599)	(6,671)	(3,331)	(9,927)	(6,096)	(10,017)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions	1,849	11,540	(81)	13,227	(467)	(3,561)	2,581	9,552
Class Y:

Shares Issued	1,222	2,619	16	679	118	318	1,406	2,761

Shares Issued in Lieu of Dividends and Distributions	14	20	1	2	–	21	116	50

Shares Redeemed	(1,317)	(2,321)	(112)	(1,696)	(220)	(1,364)	(1,272)	(1,533)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(81)	318	(95)	(1,015)	(102)	(1,025)	250	1,278

Increase (Decrease) in Capital Shares	1,768	11,858	(176)	12,212	(569)	(4,586)	2,831	10,830

			Multi-Strategy Alternative Fund		Multi-Asset Accumulation Fund		Multi-Asset Income Fund

			10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017
Class F(1):

Shares Issued			5,190	11,399	29,426	76,710	10,550	31,215

Shares Issued in Lieu of Dividends and Distributions			1,003	33	11,459	14,780	1,401	2,058

Shares Redeemed			(5,335)	(20,503)	(21,092)	(46,268)	(11,252)	(19,427)

Total Increase (Decrease) in Net Assets Derived from Class F Transactions			858	(9,071)	19,793	45,222	699	13,846
Class Y:

Shares Issued			106	389	1,089	7,282	2,257	7,563

Shares Issued in Lieu of Dividends and Distributions			12	–	1,155	1,661	355	460

Shares Redeemed			(37)	(50)	(2,316)	(4,916)	(1,437)	(1,951)

Total Increase (Decrease) in Net Assets Derived from Class Y Transactions			81	339	(72)	4,027	1,175	6,072

Increase (Decrease) in Capital Shares			939	(8,732)	19,721	49,249	1,874	19,918

			Multi-Asset Inflation Managed Fund		Multi-Asset Capital Stability Fund		Long/Short Alternative Fund

			10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017	10/1/2017 to 3/31/2018 (Unaudited)	2017
Class F(1):

Shares Issued			12,355	24,770	9,112	21,139	160	–

Shares Issued in Lieu of Dividends and Distributions			1,249	992	1,988	363	–	–

Shares Redeemed			(9,799)	(41,920)	(9,274)	(18,664)	–	–

Total Increase (Decrease) in Net Assets Derived from Class F Transactions			3,805	(16,158)	1,826	2,838	160	–
Class Y:

Shares Issued			354	1,775	252	814	–	–

Shares Issued in Lieu of Dividends and Distributions			127	99	182	41	–	–

Shares Redeemed			(730)	(3,963)	(572)	(1,020)	–	(1,115)

Total Decrease in Net Assets Derived from Class Y Transactions			(249)	(2,089)	(138)	(165)	–	(1,115)

Increase (Decrease) in Capital Shares			3,556	(18,247)	1,688	2,673	160	(1,115)

(1)	Effective January 31, 2017, Class A shares were renamed to Class F shares of the same Fund.

(2)	Commenced operations on January 31, 2018.

(3)	Commenced operations October 17, 2016.

(4)	Commenced operations on April 22, 2016.

N/A — Not applicable. Shares currently not offered.

Amounts designated as “—” are zero or have been rounded to zero.

354	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the period ended March 31, 2018, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$–	$710,912	$710,912
Sales	–	847,680	847,680
Large Cap Value Fund
Purchases	–	399,347	399,347
Sales	–	456,277	456,277
Large Cap Growth Fund
Purchases	–	460,298	460,298
Sales	–	619,310	619,310
Large Cap Index Fund
Purchases	–	114,515	114,515
Sales	–	906	906
Tax-Managed Large Cap Fund
Purchases	–	1,010,596	1,010,596
Sales	–	1,002,969	1,002,969
S&P 500 Index Fund
Purchases	–	41,845	41,845
Sales	–	45,096	45,096
Small Cap Fund
Purchases	–	588,692	588,692
Sales	–	573,903	573,903
Small Cap Value Fund
Purchases	–	268,385	268,385
Sales	–	240,639	240,639
Small Cap Growth Fund
Purchases	–	228,263	228,263
Sales	–	242,222	242,222
Tax-Managed Small/Mid Cap Fund
Purchases	–	674,085	674,085
Sales	–	642,317	642,317
Mid-Cap Fund
Purchases	–	54,366	54,366
Sales	–	52,487	52,487
U.S. Managed Volatility Fund
Purchases	–	743,518	743,518
Sales	–	696,030	696,030
Global Managed Volatility Fund
Purchases	–	420,250	420,250
Sales	–	463,526	463,526
Tax-Managed Managed Volatility Fund
Purchases	–	144,619	144,619
Sales	–	149,616	149,616
Tax-Managed International Managed Volatility Fund
Purchases	–	121,902	121,902
Sales	–	98,341	98,341
Real Estate Fund
Purchases	–	101,131	101,131
Sales	–	142,850	142,850
Enhanced Income Fund
Purchases	6,473	5,675	12,148
Sales	6,619	6,940	13,559

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Core Fixed Income Fund
Purchases	3,270,263	852,218	4,122,481
Sales	3,203,920	855,388	4,059,308
U.S. Fixed Income Fund
Purchases	3,632,854	777,979	4,410,833
Sales	3,550,371	775,523	4,325,894
High Yield Bond Fund
Purchases	–	386,293	386,293
Sales	–	386,774	386,774
Real Return Fund
Purchases	32,498	–	32,498
Sales	38,500	–	38,500
Dynamic Asset Allocation Fund
Purchases	–	31,831	31,831
Sales	–	21,840	21,840
Multi-Strategy Alternative Fund
Purchases	12,476	514,609	527,085
Sales	10,352	511,677	522,029
Multi-Asset Accumulation Fund
Purchases	157,194	153,608	310,802
Sales	83,603	106,760	190,363
Multi-Asset Income Fund
Purchases	52,186	250,178	302,364
Sales	46,362	186,718	233,080
Multi-Asset Inflation Managed Fund
Purchases	62,884	56,221	119,105
Sales	48,050	49,475	97,525
Multi-Asset Capital Stability Fund
Purchases	156,537	103,871	260,408
Sales	212,349	69,443	281,792
Long/Short Alternative Fund
Purchases	–	50	50
Sales	–	1,636	1,636

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	355

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2017, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2016. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2017.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2017 or September 30, 2016 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
Large Cap Fund
	2017	$21,285	$–	$–	$–	$21,285
	2016	24,693	394,357	–	–	419,050
Large Cap Value Fund
	2017	19,081	–	–	–	19,081
	2016	18,803	171,778	–	–	190,581
Large Cap Growth Fund
	2017	1,999	–	–	–	1,999
	2016	462	248,531	–	–	248,993
Tax-Managed Large Cap Fund
	2017	28,591	–	–	–	28,591
	2016	31,981	7	–	–	31,981
S&P 500 Index Fund
	2017	13,125	19,199	–	–	32,324
	2016	11,761	385	–	–	12,146
Small Cap Fund
	2017	886	–	–	–	886
	2016	4,317	52,901	–	–	57,218
Small Cap Value Fund
	2017	2,158	–	–	–	2,158
	2016	2,663	23,325	–	–	25,988
Tax-Managed Small/Mid Cap Fund
	2017	2,538	547	–	–	3,085
	2016	2,147	–	–	–	2,147
Mid-Cap Fund
	2017	1,020	358	–	–	1,378
	2016	4,049	11,727	–	–	15,776

356	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Tax Exempt Income ($ Thousands)	Total ($ Thousands)
U.S. Managed Volatility Fund
	2017	$25,245	$45,837	$–	$–	$71,082
	2016	27,826	64,868	–	–	92,694
Global Managed Volatility Fund
	2017	50,137	63,082	–	–	113,219
	2016	126,506	31,427	–	–	157,933
Tax-Managed Managed Volatility Fund
	2017	16,338	26,042	–	–	42,380
	2016	15,646	37,946	–	–	53,592
Tax-Managed International Managed Volatility Fund
	2017	77	28	–	–	105
Real Estate Fund
	2017	7,755	13,759	–	–	21,514
	2016	2,448	14,938	–	–	17,386
Enhanced Income Fund
	2017	2,547	–	–	–	2,547
	2016	4,378	–	–	–	4,378
Core Fixed Income Fund
	2017	81,841	7,985	–	–	89,826
	2016	71,418	–	–	–	71,418
U.S. Fixed Income Fund
	2017	56,429	2,610	–	–	59,039
	2016	35,096	953	–	–	36,049
High Yield Bond Fund
	2017	118,605	–	–	–	118,605
	2016	131,758	–	–	–	131,758
Conservative Income Fund
	2017	1,777	–	–	–	1,777
	2016	117	–	–	–	117
Tax-Free Conservative Income Fund
	2017	1	–	–	767	768
	2016	–	–	–	57	57
Real Return Fund
	2017	2,688	–	406	–	3,094
	2016	–	–	–	–	–
Dynamic Asset Allocation Fund
	2017	5,476	–	–	–	5,476
	2016	1,748	–	–	–	1,748
Multi-Strategy Alternative Fund
	2017	366	–	–	–	366
	2016	8,684	5,487	–	–	14,171
Multi-Asset Accumulation Fund
	2017	104,451	61,492	–	–	165,943
	2016	36,119	22,009	–	–	58,128
Multi-Asset Income Fund
	2017	31,837	–	–	–	31,837
	2016	39,477	2,065	–	–	41,542
Multi-Asset Inflation Managed Fund
	2017	10,449	–	–	–	10,449
	2016	5,117	–	–	–	5,117
Multi-Asset Capital Stability Fund
	2017	3,419	1,622	–	–	5,041
	2016	5,061	2,301	–	–	7,362
Long/Short Alternative Fund
	2017	–	–	1	–	1
	2016	–	–	–	–	–

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	357

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

As of September 30, 2017, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Undistributed Tax-Exempt Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$5,449	$153,420	$–	$–	$–	$–	$513,683	$(7)	$672,545
Large Cap Value Fund	9,855	48,046	–	–	–	–	260,564	(1)	318,464
Large Cap Growth Fund	2,314	103,765	–	–	–	–	371,064	(1)	477,142
Tax-Managed Large Cap Fund	7,371	46,086	–	–	–	–	1,547,937	–	1,601,394
S&P 500 Index Fund	4,850	4,820	–	–	–	–	421,987	–	431,657
Small Cap Fund	5,463	37,356	–	–	–	–	73,158	–	115,977
Small Cap Value Fund	1,835	26,056	–	–	–	–	63,361	(3)	91,249
Small Cap Growth Fund	–	–	–	(2,742)	–	(1,725)	48,087	–	43,620
Tax-Managed Small/Mid Cap Fund	–	10,708	–	–	–	–	299,369	–	310,077
Mid-Cap Fund	3,593	4,291	–	–	–	–	13,759	(13)	21,630
U.S. Managed Volatility Fund	27,184	99,335	–	–	–	–	251,744	–	378,263
Global Managed Volatility Fund	9,800	71,561	–	–	–	–	199,400	2	280,763
Tax-Managed Managed Volatility Fund	3,851	27,412	–	–	–	–	317,054	(2)	348,315
Tax-Managed International Managed Volatility Fund	8,887	–	–	–	(6,537)	–	42,623	–	44,973
Real Estate Fund	–	6,406	–	–	–	–	28,379	(4)	34,781
Enhanced Income Fund	413	–	–	(92,550)	(580)	–	(718)	3	(93,432)
Core Fixed Income Fund	1,441	–	–	(5,483)	(9,701)	–	13,144	(9,297)	(9,896)
U.S. Fixed Income Fund	3,338	–	–	(3,505)	(10,942)	–	10,297	(6,423)	(7,235)
High Yield Bond Fund	21,960	–	–	(64,811)	–	–	(44,867)	(8,625)	(96,343)
Conservative Income Fund	194	–	–	–	–	–	33	(191)	36
Tax-Free Conservative Income Fund	–	–	13	–	–	–	(6)	(18)	(11)
Real Return Fund	–	–	–	(2,504)	(764)	–	(141)	(725)	(4,134)
Dynamic Asset Allocation Fund	12,833	–	–	–	–	–	133,621	2	146,456
Multi-Strategy Alternative Fund	9,648	–	–	–	–	–	1,425	(1,403)	9,670
Multi-Asset Accumulation Fund	31,672	67,595	–	–	–	–	(123,311)	(8,305)	(32,349)
Multi-Asset Income Fund	8,323	2,671	–	–	–	–	17,774	(4,936)	23,832
Multi-Asset Inflation Managed Fund	8,696	–	–	(25,118)	–	–	(100,192)	(1,847)	(118,461)
Multi-Asset Capital Stability Fund	17,953	5,031	–	–	–	–	(8,472)	(857)	13,655
Long/Short Alternative Fund	1,107	1,834	–	–	–	–	40	–	2,981

Post October losses represent losses realized on investment transactions from November 1, 2016 through September 30, 2017 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2017 through September 30, 2017 and specified losses realized on investment transactions from November 1, 2016 through September 30, 2017, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2020 ($ Thousands)	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Small Cap Growth Fund	$–	$–	$2,742	$–	$–	$2,742
Enhanced Income Fund	–	26,775	61,656	–	–	88,431
High Yield Bond Fund	–	–	3,087	–	–	3,087

358	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Enhanced Income Fund	$–	$4,120	$4,120
Core Fixed Income Fund	1,748	3,735	5,483
U.S. Fixed Income Fund	38	3,467	3,505
High Yield Bond Fund	–	61,724	61,724
Real Return Fund	456	2,048	2,504
Multi-Asset Inflation Managed Fund	25,118	–	25,118

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended September 30, 2017, the following Funds utilized capital loss carryforward to offset capital gains:

Amount Utilized ($ Thousands)
Large Cap Value	$3,230
Large Cap Growth	61,171
Tax-Managed Large Cap Fund	135,372
Small Cap Fund	6,430
Small Cap Growth Fund	25,485
Tax-Managed Small/Mid Cap Fund	1,073
High Yield Bond Fund	46,434
Real Return Fund	464
Dynamic Asset Allocation Fund	1,756
Multi-Strategy Alternative Fund	1,398
Multi-Asset Income Fund	6,235
Multi-Asset Inflation Managed Fund	739
Long/Short Alternative Fund	93

For Federal income tax purposes, the cost of securities owned at September 30, 2017, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2018, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,974,863	$605,797	$(23,456)	$582,341
Large Cap Value Fund	1,122,273	300,080	(23,914)	276,166
Large Cap Growth Fund	1,068,487	442,566	(13,345)	429,221
Large Cap Index Fund	116,457	703	(6,920)	(6,217)
Tax-Managed Large Cap Fund	2,127,357	2,005,409	(228,444)	1,776,965
S&P 500 Index Fund	372,113	468,765	(12,435)	456,330
Small Cap Fund	636,355	89,784	(34,017)	55,767
Small Cap Value Fund	391,825	78,160	(31,486)	46,674
Small Cap Growth Fund	311,170	60,897	(7,201)	53,696
Tax-Managed Small/Mid Cap Fund	686,324	319,713	(1,242)	318,471
Mid-Cap Fund	108,338	18,326	(4,172)	14,154
U.S. Managed Volatility Fund	1,498,109	231,100	(55,088)	176,012
Global Managed Volatility Fund	1,249,348	192,521	(27,647)	164,874
Tax-Managed Managed Volatility Fund	744,940	336,541	(4,895)	331,646
Tax-Managed International Managed Volatility Fund	329,295	51,471	(2,907)	48,564
Real Estate Fund	120,771	11,540	(8,215)	3,325
Enhanced Income Fund	75,012	322	(1,351)	(1,029)
Core Fixed Income Fund	2,487,313	27,607	(47,507)	(19,900)
U.S. Fixed Income Fund	2,166,210	9,502	(25,238)	(15,736)
High Yield Bond Fund	1,675,620	8,433	(113,692)	(105,259)
Conservative Income Fund	228,205	44	(94)	(50)
Tax-Free Conservative Income Fund	166,961	–	(38)	(38)
Real Return Fund	267,293	–	(2,414)	(2,414)
Dynamic Asset Allocation Fund	616,723	190,124	(24,043)	166,081
Multi-Strategy Alternative Fund	498,987	22,189	(15,579)	6,610
Multi-Asset Accumulation Fund	2,154,159	86,033	(11,859)	74,174
Multi-Asset Income Fund	907,619	42,958	(31,658)	11,300
Multi-Asset Inflation Managed Fund	1,147,346	55,287	(157,047)	(101,760)
Multi-Asset Capital Stability Fund	892,126	4,738	(484,637)	(479,899)
Long/Short Alternative Fund	32,714	1	(7)	(6)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2018, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	359

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loomed securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/ or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund L.P. (“Liquidity Fund”), and the Fund bears its pro rate portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2018 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Large Cap Fund	$15,052	$15,052	–
Large Cap Value Fund	28,345	28,345	–
Large Cap Growth Fund	10,480	10,480	–
Large Cap Index Fund	177	177	–
Tax-Managed Large Cap Fund	23,522	23,522	–
S&P 500 Index Fund	1,520	1,520	–
Small Cap Fund	39,599	39,599	–
Small Cap Value Fund	40,466	40,466	–
Small Cap Growth Fund	21,086	21,086	–
Tax-Managed Small/Mid Cap Fund	87,905	87,905	–
Mid-Cap Fund	199	199	–
Core Fixed Income Fund	117,339	117,339	–
U.S. Fixed Income Fund	104,607	104,607	–

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Summary Schedule of Investments or Schedule of Investments for the total collateral received.

11. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Commodity Risk — The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism or political and regulatory developments. The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions.

360	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to a Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Leverage Risk — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds’ share price and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of, March 31, 2018, SPTC held of record the following percentage of outstanding shares of each Fund:

Fund	% Held
Large Cap Fund

Class F	98.20%

Class Y	14.13

Large Cap Value Fund

Class F	94.72%

Class I	18.72

Class Y	96.07

Large Cap Growth Fund

Class F	94.66%

Class I	23.40

Class Y	98.91

Large Cap Index Fund

Class F	99.99%

Tax-Managed Large Cap Fund

Class F	0.00%

Class Y	48.64

S&P 500 Index Fund

Class F	88.22%

Class E	5.25

Class I	46.23

Class Y	51.37

Small Cap Fund

Class F	98.41%

Class Y	21.70

Small Cap Value Fund

Class F	81.87%

Class I	10.59

Class Y	98.59

Small Cap Growth Fund

Class F	92.16%

Class I	14.29

Class Y	97.58

Tax-Managed Small/Mid Cap Fund

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	361

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (Continued)

March 31, 2018

Fund	% Held

Class F	93.00%

Class Y	51.85

Mid-Cap Fund

Class F	83.89%

Class I	0.00

Class Y	59.15

U.S. Managed Volatility Fund

Class F	89.37%

Class I	0.00

Class Y	7.92

Global Managed Volatility Fund

Class F	91.49%

Class I	0.00

Class Y	27.54

Tax-Managed Managed Volatility Fund

Class F	89.27%

Class Y	71.70

Tax-Managed International Managed Volatility Fund

Class F	96.62%

Class Y	80.00

Real Estate Fund

Class F	85.20%

Class I	0.00

Class Y	45.79

Enhanced Income Fund

Class F	97.37%

Class I	0.00

Class Y	89.02

Core Fixed Income Fund

Class F	94.73%

Class I	47.14

Class Y	61.04

U.S. Fixed Income Fund

Class F	98.59%

Class Y	9.00

High Yield Bond Fund

Class F	96.92%

Class I	0.00

Class Y	44.26

Conservative Income Fund

Class F	98.34%

Class Y	17.82

Tax-Free Conservative Income Fund

Class F	98.64%

Class Y	51.52

Real Return Fund

Class F	98.41%

Class Y	18.95

Dynamic Asset Allocation Fund

Class F	97.79%

Class Y	5.21

Multi-Strategy Alternative Fund

Class F	98.06%

Fund	% Held

Class Y	37.49

Multi-Asset Accumulation Fund

Class F	98.59%

Class Y	3.18

Multi-Asset Income Fund

Class F	91.71%

Class Y	48.20

Multi-Asset Inflation Managed Fund

Class F	98.55%

Class Y	16.02

Multi-Asset Capital Stability Fund

Class F	98.74%

Class Y	4.54

Long/Short Alternative Fund

Class F	54.62%

Class Y	0.00

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Effective on the close of business on April 22, 2018, the Trust Class Y shares and Class E shares of the S&P 500 Index Fund converted to Class F Shares. No contingent deferred sales charges were assessed in connection with this conversion and the conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders (although shareholders should consult their own tax advisors).

The Board has determined that is in the best interest of the U.S. Fixed Income Fund and its shareholders to reorganize the U.S. Fixed Income Fund into the Core Fixed Income Fund (each a “Fund” and together, the “Funds”), also a series of the Trust. The investment objective of the Funds is the same, which is to seek current income consistent with the preservation of capital. Also, the principal investment strategies of the two Funds are substantially similar. Accordingly, the Board has approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) that would provide for the reorganization of the U.S. Fixed Income Fund into the Core Fixed Income Fund.

362	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

The plan of Reorganization approved by the Board sets forth the terms by which the U.S. Fixed Income Fund will transfer its assets and liabilities to the Core Fixed Income Fund in exchange for shares of the Core Fixed Income Fund, and subsequently distribute those Core Fixed Income Fund shares to shareholders of the U.S, Fixed Income Fund (the “Reorganization”). After the Reorganization is consummated, shareholders of the U.S. Fixed Income Fund will become shareholders of the Core Fixed Income Fund. The Reorganization is intended to be tax-free, meaning that the U.S. Fixed Income Fund’s shareholders will become shareholders of the Core Fixed Income Fund without realizing any gain or loss for federal income tax purposes.

Shareholder approval of the Reorganization is not required. Shareholders of the U.S. Fixed Income Fund will receive a prospectus/information statement prior to the Reorganization that describes the investment objective, strategies, expenses and risks of an investment in the Core Fixed Income Fund, compares the Core Fixed Income Fund’s investment objective, strategies, expenses and risks to those of the U.S. Fixed Income Fund, and provides further details about the Reorganization. It is expected that the Reorganization will occur during the third quarter of 2018.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	363

Disclosure of Fund Expenses (Unaudited)

March 31, 2018

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,070.90	0.89%	$4.60
Class Y Shares	1,000.00	1,072.10	0.64	3.31
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class Y Shares	1,000.00	1,021.74	0.64	3.23
Large Cap Value Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,051.70	0.89%	$4.55
Class I Shares	1,000.00	1,050.40	1.11	5.67
Class Y Shares	1,000.00	1,053.00	0.64	3.28
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59
Class Y Shares	1,000.00	1,021.74	0.64	3.23

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Growth Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,100.10	0.89%	$4.66
Class I Shares	1,000.00	1,098.60	1.11	5.81
Class Y Shares	1,000.00	1,101.30	0.64	3.35
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59
Class Y Shares	1,000.00	1,021.74	0.64	3.23
Large Cap Index Fund
Actual Fund Return
Class F Shares	$1,000.00	$940.00	0.25%	$0.39^
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,023.70	0.25%	$1.25

364	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Annualized Expense Ratios	Expenses Paid During Period *
Tax-Managed Large Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,070.00	0.89%	$4.59
Class Y Shares	1,000.00	1,070.80	0.64	3.30
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class Y Shares	1,000.00	1,021.74	0.64	3.23
S&P 500 Index Fund
Actual Fund Return
Class E Shares	$1,000.00	$1,057.00	0.25%	$1.28
Class F Shares	1,000.00	1,056.40	0.37	1.90
Class I Shares	1,000.00	1,054.90	0.65	3.33
Class Y Shares	1,000.00	1,057.10	0.25	1.28
Hypothetical 5% Return
Class E Shares	$1,000.00	$1,023.68	0.25%	$1.26
Class F Shares	1,000.00	1,023.09	0.37	1.87
Class I Shares	1,000.00	1,021.69	0.65	3.28
Class Y Shares	1,000.00	1,023.68	0.25	1.26
Small Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,031.00	1.14%	$5.77
Class Y Shares	1,000.00	1,031.90	0.89	4.51
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.25	1.14%	$5.74
Class Y Shares	1,000.00	1,020.49	0.89	4.48
Small Cap Value Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,009.30	1.14%	$5.71
Class I Shares	1,000.00	1,007.90	1.36	6.81
Class Y Shares	1,000.00	1,010.10	0.89	4.46
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.25	1.14%	$5.74
Class I Shares	1,000.00	1,018.15	1.36	6.84
Class Y Shares	1,000.00	1,020.49	0.89	4.48
Small Cap Growth Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,051.30	1.11%	$5.68
Class I Shares	1,000.00	1,050.00	1.36	6.95
Class Y Shares	1,000.00	1,052.50	0.86	4.40
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class I Shares	1,000.00	1,018.15	1.36	6.84
Class Y Shares	1,000.00	1,020.64	0.86	4.33
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,060.00	1.11%	$5.70
Class Y Shares	1,000.00	1,061.50	0.89	4.57
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class Y Shares	1,000.00	1,020.49	0.89	4.48

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Annualized Expense Ratios	Expenses Paid During Period *
Mid-Cap Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,062.10	0.99%	$5.09
Class I Shares	1,000.00	1,060.70	1.21	6.22
Class Y Shares	1,000.00	1,063.30	0.74	3.87
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.00	0.99%	$4.99
Class I Shares	1,000.00	1,018.90	1.21	6.09
Class Y Shares	1,000.00	1,021.24	0.74	3.73
U.S. Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,033.00	0.98%	$4.97
Class I Shares	1,000.00	1,031.20	1.24	6.28
Class Y Shares	1,000.00	1,034.20	0.74	3.75
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,020.04	0.98%	$4.94
Class I Shares	1,000.00	1,018.75	1.24	6.24
Class Y Shares	1,000.00	1,021.24	0.74	3.73
Global Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,017.70	1.11%	$5.58
Class I Shares	1,000.00	1,016.70	1.36	6.84
Class Y Shares	1,000.00	1,019.30	0.86	4.33
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class I Shares	1,000.00	1,018.15	1.36	6.84
Class Y Shares	1,000.00	1,020.64	0.86	4.33
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,033.10	1.00%	$5.07
Class Y Shares	1,000.00	1,035.00	0.75	3.81
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.95	1.00%	$5.04
Class Y Shares	1,000.00	1,021.19	0.75	3.78
Tax-Managed International Managed Volatility Fund
Actual Fund Return
Class F Shares	$1,000.00	$1,022.60	1.11%	$5.60
Class Y Shares	1,000.00	1,023.10	0.86	4.34
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class Y Shares	1,000.00	1,020.64	0.86	4.33
Real Estate Fund
Actual Fund Return
Class F Shares	$1,000.00	$955.40	1.14%	$5.56
Class I Shares	1,000.00	954.20	1.36	6.63
Class Y Shares	1,000.00	956.60	0.90	4.39
Hypothetical 5% Return
Class F Shares	$1,000.00	$1,019.25	1.14%	$5.74
Class I Shares	1,000.00	1,018.15	1.36	6.84
Class Y Shares	1,000.00	1,020.44	0.90	4.53

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	365

Disclosure of Fund Expenses (Unaudited) (Concluded)

March 31, 2018

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Annualized Expense Ratios	Expenses Paid During Period *
Enhanced Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 1,009.40	0.60%	$ 3.01
Class I Shares	1,000.00	1,008.20	0.85	4.26
Class Y Shares	1,000.00	1,011.50	0.46	2.31
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,021.94	0.60%	$ 3.02
Class I Shares	1,000.00	1,020.69	0.85	4.28
Class Y Shares	1,000.00	1,022.64	0.46	2.32
Core Fixed Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 989.00	0.67%	$3.32
Class I Shares	1,000.00	987.90	0.89	4.41
Class Y Shares	1,000.00	990.30	0.42	2.08
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,021.59	0.67%	$ 3.38
Class I Shares	1,000.00	1,020.49	0.89	4.48
Class Y Shares	1,000.00	1,022.84	0.42	2.12
U.S. Fixed Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 988.80	0.66%	$ 3.27
Class Y Shares	1,000.00	989.00	0.41	2.03
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,021.64	0.66%	$ 3.33
Class Y Shares	1,000.00	1,022.89	0.41	2.07
High Yield Bond Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 1,000.20	0.89%	$ 4.44
Class I Shares	1,000.00	998.20	1.11	5.53
Class Y Shares	1,000.00	1,002.70	0.64	3.20
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,020.49	0.89%	$ 4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59
Class Y Shares	1,000.00	1,021.74	0.64	3.23
Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 1,006.40	0.30%	$ 1.50
Class Y Shares	1,000.00	1,006.90	0.20	1.00
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,023.44	0.30%	$ 1.51
Class Y Shares	1,000.00	1,023.93	0.20	1.01
Tax-Free Conservative Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 1,004.10	0.30%	$ 1.50
Class Y Shares	1,000.00	1,004.60	0.20	1.00
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,023.44	0.30%	$ 1.51
Class Y Shares	1,000.00	1,023.93	0.20	1.01
Real Return Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 1,000.00	0.45%	$ 2.24
Class Y Shares	1,000.00	1,000.00	0.35	1.75
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,022.69	0.45%	$ 2.27
Class Y Shares	1,000.00	1,023.19	0.35	1.77

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Annualized Expense Ratios	Expenses Paid During Period *
Dynamic Asset Allocation Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 1,030.60	0.75%	$ 3.80
Class Y Shares	1,000.00	1,032.00	0.50	2.53
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,021.19	0.75%	$ 3.78
Class Y Shares	1,000.00	1,022.44	0.50	2.52
Multi-Strategy Alternative Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 1,006.90	1.46%	$ 7.31
Class Y Shares	1,000.00	1,008.40	1.21	6.06
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,017.65	1.46%	$ 7.34
Class Y Shares	1,000.00	1,018.90	1.21	6.09
Multi-Asset Accumulation Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 1,026.20	1.17%	$ 5.91
Class Y Shares	1,000.00	1,027.10	0.92	4.65
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,019.10	1.17%	$ 5.89
Class Y Shares	1,000.00	1,020.34	0.92	4.63
Multi-Asset Income Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 999.90	0.80%	$ 3.99
Class Y Shares	1,000.00	1,000.40	0.70	3.49
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,020.94	0.80%	$ 4.03
Class Y Shares	1,000.00	1,021.44	0.70	3.53
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 996.10	1.44%	$ 7.17
Class Y Shares	1,000.00	998.60	1.19	5.93
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,017.75	1.44%	$ 7.24
Class Y Shares	1,000.00	1,019.00	1.19	5.99
Multi-Asset Capital Stability Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 1,011.40	0.62%	$ 3.11
Class Y Shares	1,000.00	1,011.40	0.52	2.61
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,021.84	0.62%	$ 3.13
Class Y Shares	1,000.00	1,022.34	0.52	2.62
Long/Short Alternative Fund
Actual Fund Return
Class F Shares	$1,000.00	$ 1,026.90	1.15%	$ 5.81
Class Y Shares	1,000.00	1,028.10	0.90	4.55
Hypothetical 5% Return
Class F Shares	$1,000.00	$ 1,019.20	1.15%	$ 5.79
Class Y Shares	1,000.00	1,020.44	0.90	4.53

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

^ Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period since inception to the period end March 31, 2018).

366	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

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Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the March 27–28, 2018 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on December 5–6, 2017 and

370	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

March 27–28, 2018. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds (except when such metric was not available due to a limited operating history) and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including, solely with respect to the Multi-Strategy Alternative Fund, underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s voluntary waiver of the Funds’ (and contractual waiver of the S&P 500 Index Fund’s) management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whetherSIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	371

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

372	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Joan A. Binstock

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-092 (3/18)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Large Cap Index Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Tax-Managed International Managed Volatility Fund and Dynamic Asset Allocation Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Conservative Income Fund, Tax-Free Conservative Income Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund, Multi-Asset Capital Stability Fund, and Long/Short Alternative Fund is included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS

March 31, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Consumer Discretionary — 11.6%
Amazon.com Inc, Cl A *	21,848	$31,622
Aptiv PLC *	36,555	3,106
AutoZone Inc *	13,634	8,844
Bed Bath & Beyond	66,850	1,403
Best Buy Inc	130,954	9,165
Booking Holdings Inc *	2,549	5,303
BorgWarner Inc	23,552	1,183
Carnival Corp	19,031	1,248
Dick’s Sporting Goods	40,191	1,409
Dollar General Corp	335,211	31,359
Domino’s Pizza	19,947	4,659
DR Horton Inc	213,779	9,372
General Motors Co	343,793	12,493
Goodyear Tire & Rubber Co	132,793	3,530
Home Depot Inc	101,410	18,075
Interpublic Group of Cos Inc	123,664	2,848
John Wiley & Sons, Cl A	19,542	1,245
Kohl’s Corp	56,065	3,673
Lear	70,290	13,080
Liberty Global PLC, Cl C *	40,188	1,223
Liberty Interactive QVC Group, Cl A *	206,938	5,209
Lowe’s Cos Inc	318,618	27,959
Macy’s Inc	49,241	1,464
Michael Kors Holdings Ltd *	78,560	4,877
Mohawk Industries Inc *	18,201	4,227
Netflix Inc *	13,290	3,925
NIKE Inc, Cl B	245,725	16,326
NVR *	819	2,293
Omnicom Group (A)	114,205	8,299
PulteGroup Inc	51,347	1,514
Ross Stores Inc	196,271	15,305
Royal Caribbean Cruises Ltd	79,314	9,338
TEGNA	89,948	1,025
Tiffany & Co	25,112	2,452
TJX Inc	187,320	15,278
TripAdvisor Inc *	57,444	2,349
Ulta Beauty Inc *	11,621	2,374
Viacom Inc, Cl B	47,542	1,477
Whirlpool Corp	22,551	3,453

		293,984

Consumer Staples — 7.9%
Altria Group Inc	90,693	5,652
Archer-Daniels-Midland Co	67,157	2,913
Campbell Soup Co	25,365	1,099
Clorox Co	8,545	1,137
Colgate-Palmolive Co	228,297	16,364
Conagra Brands Inc	126,567	4,668
Constellation Brands Inc, Cl A	43,759	9,974
CVS Health Corp	384,654	23,929
Estee Lauder Co, Cl A	9,755	1,461

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingredion Inc	85,266	$10,992
JM Smucker Co	218,772	27,130
Kimberly-Clark Corp	11,002	1,212
Kroger Co	711,689	17,038
PepsiCo Inc	201,931	22,041
Philip Morris International	193,958	19,279
Pilgrim’s Pride *	35,074	863
Procter & Gamble Co	96,296	7,634
Sysco Corp, Cl A	35,974	2,157
Tyson Foods Inc, Cl A	151,070	11,057
Walmart Inc	173,420	15,429

		202,029

Energy — 5.1%
Anadarko Petroleum Corp, Cl A	24,127	1,458
Andeavor	77,448	7,788
BP PLC ADR	174,051	7,056
Canadian Natural Resources	72,402	2,279
Chevron Corp	147,777	16,853
ConocoPhillips	25,215	1,495
Devon Energy Corp	288,072	9,158
Exxon Mobil Corp	16,250	1,212
Helmerich & Payne	70,418	4,687
HollyFrontier	27,340	1,336
Kinder Morgan Inc	384,012	5,783
Marathon Petroleum Corp	152,611	11,157
Occidental Petroleum Corp	222,037	14,424
Oceaneering International, Cl A *	103,840	1,925
ONEOK Inc	31,544	1,795
PBF Energy, Cl A	124,713	4,228
Pioneer Natural Resources Co	7,219	1,240
Range Resources Corp	396,314	5,762
Royal Dutch Shell ADR, Cl A	161,764	10,322
Southwestern Energy *	516,646	2,237
Transocean *(A)	119,584	1,184
Valero Energy Corp	168,221	15,606
World Fuel Services	55,208	1,355

		130,340

Financials — 16.7%
Aflac Inc	535,352	23,427
Allstate Corp	158,449	15,021
Ally Financial	128,862	3,499
American Financial Group	11,771	1,321
Ameriprise Financial Inc	45,907	6,792
Assurant Inc	12,643	1,156
Athene Holding, Cl A *	64,033	3,061
Bank of America Corp	784,421	23,525
Berkshire Hathaway Inc, Cl B *	48,477	9,670
Blackstone Group (B)	51,703	1,652
BNP Paribas ADR	33,036	1,230
Capital One Financial Corp	28,281	2,710

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles Schwab Corp	42,516	$2,220
CIT Group	24,281	1,251
Citigroup Inc	339,217	22,897
Citizens Financial Group	177,996	7,472
CME Group Inc	90,978	14,715
Discover Financial Services	130,086	9,357
Everest Re Group Ltd	35,482	9,113
FactSet Research Systems	53,051	10,579
Fifth Third Bancorp	288,703	9,166
First Republic Bank	22,487	2,083
FNF Group	109,032	4,364
Franklin Resources Inc	158,622	5,501
Goldman Sachs Group Inc	4,963	1,250
Hartford Financial Services Group	22,853	1,177
Intercontinental Exchange Inc	16,844	1,222
Invesco Ltd	86,183	2,759
JPMorgan Chase & Co	250,838	27,585
KKR	182,257	3,700
Lincoln National Corp	96,459	7,047
Marsh & McLennan Cos	107,226	8,856
MetLife Inc	127,548	5,853
Moody’s Corp	174,940	28,218
MSCI, Cl A	116,169	17,364
OneMain Holdings, Cl A *	39,822	1,192
Principal Financial Group, Cl A	49,355	3,006
Progressive Corp	23,131	1,409
Prudential Financial Inc	61,984	6,418
Radian Group	59,704	1,137
Regions Financial Corp	436,237	8,105
Reinsurance Group of America, Cl A	40,890	6,297
S&P Global Inc	71,020	13,569
Santander Consumer USA Holdings	131,896	2,150
State Street	201,400	20,086
SunTrust Banks Inc	19,598	1,333
SVB Financial Group, Cl B *	24,504	5,881
Synchrony Financial	275,319	9,231
T Rowe Price Group Inc	27,597	2,980
Travelers Cos Inc	114,089	15,842
US Bancorp	332,777	16,805
Voya Financial Inc	193,588	9,776
Wells Fargo & Co	41,228	2,161

		424,191

Health Care — 14.0%
Abbott Laboratories	249,217	14,933
AbbVie Inc	42,762	4,047
Aetna Inc, Cl A	75,207	12,710
Alexion Pharmaceuticals Inc *	35,786	3,989
Allergan PLC	9,335	1,571
AmerisourceBergen Corp, Cl A	133,594	11,517
Amgen Inc, Cl A	151,106	25,761
Anthem Inc	10,835	2,380

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Baxter International Inc	18,837	$1,225
Becton Dickinson and Co	115,171	24,958
Biogen Inc *	82,127	22,488
Celgene Corp, Cl A *	72,421	6,461
Centene Corp *	65,025	6,949
DENTSPLY SIRONA Inc	35,297	1,776
Exelixis *	80,738	1,788
Express Scripts Holding Co *	84,127	5,811
Gilead Sciences Inc	238,637	17,991
HCA Healthcare Inc	14,349	1,392
Horizon Pharma PLC *	114,285	1,623
Humana Inc	22,486	6,045
Illumina Inc *	21,413	5,062
IQVIA Holdings Inc *	21,299	2,090
Johnson & Johnson	367,397	47,082
Mallinckrodt PLC *(A)	100,546	1,456
Merck Co Inc	328,657	17,902
Mettler-Toledo International *	30,661	17,631
Mylan NV *	32,590	1,342
Pfizer Inc	199,366	7,075
Regeneron Pharmaceuticals *	3,301	1,137
Shire ADR	39,983	5,973
UnitedHealth Group Inc	235,844	50,471
Universal Health Services, Cl B	11,182	1,324
Varian Medical Systems Inc *	91,082	11,171
Vertex Pharmaceuticals Inc *	18,331	2,988
WellCare Health Plans Inc *	6,390	1,237
Zimmer Biomet Holdings Inc	30,203	3,293
Zoetis Inc, Cl A	56,428	4,712

		357,361

Industrials — 10.1%
3M Co	117,829	25,866
AECOM *	228,988	8,159
AerCap Holdings *	24,473	1,241
AGCO	18,661	1,210
Alaska Air Group Inc	86,104	5,335
American Airlines Group Inc	33,245	1,728
Boeing Co	68,997	22,623
Cummins Inc	62,350	10,106
Delta Air Lines Inc, Cl A	258,039	14,143
Equifax Inc	22,660	2,670
FedEx Corp	47,024	11,291
Graco	288,648	13,197
HD Supply Holdings *	32,343	1,227
Honeywell International Inc	8,318	1,202
Huntington Ingalls Industries, Cl A	31,820	8,202
Illinois Tool Works	122,382	19,172
JetBlue Airways *	265,122	5,387
Kansas City Southern	11,882	1,305
Macquarie Infrastructure	19,066	704
ManpowerGroup Inc	35,394	4,074

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Masco Corp	29,056	$1,175
Middleby *	98,473	12,190
Norfolk Southern Corp	8,845	1,201
Oshkosh	14,003	1,082
Owens Corning	54,953	4,418
Robert Half International Inc	23,125	1,339
Roper Technologies Inc	4,672	1,312
RR Donnelley & Sons	157,535	1,375
Southwest Airlines Co, Cl A	75,774	4,340
Spirit AeroSystems Holdings, Cl A	129,881	10,871
Stanley Black & Decker Inc	44,496	6,817
TransDigm Group Inc *(A)	4,320	1,326
Union Pacific Corp	31,043	4,173
United Continental Holdings *	187,336	13,014
United Rentals Inc *	20,742	3,583
United Technologies Corp	95,674	12,038
WW Grainger Inc	61,832	17,453

		256,549

Information Technology — 20.2%
Activision Blizzard Inc	153,900	10,382
Adobe Systems Inc *	68,400	14,780
Akamai Technologies Inc *	17,119	1,215
Alliance Data Systems Corp	8,787	1,870
Alphabet Inc, Cl A *	35,217	36,525
Alphabet Inc, Cl C *	10,762	11,104
Amdocs Ltd	52,363	3,494
Analog Devices Inc	157,719	14,373
Apple Inc	116,116	19,482
Applied Materials Inc	451,566	25,112
Arista Networks *	4,944	1,262
Arrow Electronics Inc, Cl A *	23,322	1,796
ASML Holding, Cl G	11,922	2,367
Autodesk Inc, Cl A *	25,148	3,158
Automatic Data Processing	74,877	8,497
Broadcom Ltd	4,885	1,151
Broadridge Financial Solutions	11,314	1,241
CA Inc	37,776	1,281
CDW	37,994	2,671
Cisco Systems Inc	256,720	11,011
Cognizant Technology Solutions, Cl A	140,374	11,300
Corning Inc, Cl B	39,502	1,101
DXC Technology Co	13,513	1,359
eBay Inc *	188,624	7,590
Electronic Arts Inc *	108,145	13,112
Facebook Inc, Cl A *	90,601	14,477
Finisar *(A)	200,558	3,171
First Data, Cl A *	73,085	1,169
First Solar *	18,799	1,334
Fiserv Inc, Cl A *	97,544	6,956
HP Inc	520,145	11,402
IAC/InterActive *	9,763	1,527

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intel Corp	436,725	$22,745
International Business Machines Corp	44,634	6,848
Intuit Inc	32,936	5,709
IPG Photonics Corp *	5,905	1,378
Jack Henry & Associates Inc	10,925	1,321
Juniper Networks Inc	46,797	1,139
KLA-Tencor Corp	20,697	2,256
Lam Research Corp	64,006	13,003
Mastercard Inc, Cl A	197,869	34,659
MercadoLibre *	5,056	1,802
Microchip Technology Inc	92,173	8,421
Micron Technology Inc *	323,430	16,864
Microsoft Corp	490,521	44,770
Motorola Solutions Inc	32,457	3,418
NVIDIA Corp	16,358	3,788
ON Semiconductor *	61,287	1,499
Oracle Corp, Cl B	449,561	20,567
PayPal Holdings Inc *	198,565	15,065
QUALCOMM Inc	19,500	1,081
Skyworks Solutions Inc	53,445	5,358
Symantec Corp, Cl A	73,397	1,897
Take-Two Interactive Software, Cl A *	41,000	4,009
Tencent Holdings ADR	70,218	3,742
Teradyne	29,103	1,330
Texas Instruments Inc	110,298	11,459
Total System Services Inc	29,593	2,553
Visa Inc, Cl A	197,204	23,590
Western Digital Corp	52,644	4,857
Xerox Corp	42,625	1,227
Zynga, Cl A *	546,341	2,000

		515,625

Materials — 4.6%
Cabot	42,794	2,385
Celanese, Cl A	94,386	9,459
Cemex ADR *	487,709	3,229
Chemours	25,726	1,253
Crown Holdings *	92,433	4,691
Eastman Chemical Co	121,979	12,879
Ecolab Inc	72,045	9,875
Freeport-McMoRan Inc, Cl B	268,264	4,713
Huntsman	221,822	6,488
International Paper Co	145,351	7,766
LyondellBasell Industries, Cl A	164,928	17,430
Packaging Corp of America	30,110	3,393
Praxair Inc	55,436	7,999
Reliance Steel & Aluminum	16,495	1,414
Sherwin-Williams Co, Cl A	55,717	21,848
Vulcan Materials	28,449	3,248

		118,070

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS

March 31, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 1.2%
CBL & Associates Properties (A)	444,134	$1,852
CBRE Group, Cl A *	74,192	3,503
Crown Castle International Corp	30,951	3,392
CubeSmart	46,048	1,299
Equinix Inc	10,244	4,283
Hospitality Properties Trust	46,375	1,175
Host Hotels & Resorts Inc	375,267	6,995
Jones Lang LaSalle	8,570	1,497
Omega Healthcare Investors (A)	46,859	1,267
Park Hotels & Resorts	45,418	1,227
Senior Housing Properties Trust	63,274	991
VEREIT	564,910	3,932

		31,413

Telecommunication Services — 1.2%
AT&T Inc	318,397	11,351
T-Mobile US *	134,754	8,226
Verizon Communications Inc	168,659	8,065
Zayo Group Holdings *	63,356	2,164

		29,806

Utilities — 2.2%
Ameren Corp	93,167	5,276
CenterPoint Energy Inc	173,113	4,743
Edison International	21,480	1,368
Entergy Corp	80,672	6,355
Exelon Corp	428,863	16,730

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FirstEnergy Corp	315,078	$10,716
PG&E Corp *	30,481	1,339
Public Service Enterprise Group	190,382	9,565

		56,092

Total Common Stock (Cost $1,820,066) ($ Thousands)		2,415,460

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
1.750% **†(C)	15,568,546	15,577

Total Affiliated Partnership (Cost $15,566) ($ Thousands)		15,577

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	126,167,249	126,167

Total Cash Equivalent (Cost $126,167) ($ Thousands)		126,167

Total Investments — 100.4% (Cost $1,961,799) ($ Thousands)		$2,557,204

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	500	Jun-2018	$66,800	$66,075	$ (725)

S&P Mid Cap 400 Index E-MINI	39	Jun-2018	7,373	7,344	(29)

			$ 74,173	$ 73,419	$ (754)

Percentages are based on Net Assets of $2,547,807 ($ Thousands).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018 was $15,052 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2018, such securities amounted to $1,652 ($ Thousands), or 0.06% of Net Assets (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $15,577 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P— Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,415,460	$—	$–	$2,415,460
Affiliated Partnership	—	15,577	—	15,577
Cash Equivalent	126,167	—	—	126,167

Total Investments in Securities	$2,541,627	$15,577	$–	$2,557,204

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Large Cap Fund (Continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(754)	$—	$—	$(754)

Total Other Financial Instruments	$(754)	$—	$—	$(754)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 27,259	$ 134,998	$ (146,681)	$ —	$ 1	$ 15,577	$ 73
SEI Daily Income Trust, Government Fund, CI F	149,183	276,055	(299,071)	—	—	126,167	604

Totals	$ 176,442	$ 411,053	$ (445,752)	$ —	$ 1	$ 141,744	$ 677

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	5

SCHEDULE OF INVESTMENTS

March 31, 2018

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Consumer Discretionary — 8.8%
Advance Auto Parts Inc	18,290	$2,168
Bed Bath & Beyond	67,315	1,413
Best Buy Inc	84,217	5,894
Brunswick	35,412	2,103
Cinemark Holdings Inc	35,252	1,328
Comcast Corp, Cl A	36,832	1,259
Dillard’s, Cl A (A)	20,285	1,630
Dollar General Corp	221,043	20,679
DR Horton Inc	81,131	3,557
Foot Locker Inc, Cl A	31,328	1,427
Ford Motor Co	106,950	1,185
General Motors Co	421,448	15,315
Goodyear Tire & Rubber Co	225,281	5,988
H&R Block Inc	78,194	1,987
Harley-Davidson Inc, Cl A	25,543	1,095
Kohl’s Corp	73,615	4,822
Lear	21,222	3,949
Lowe’s Cos Inc	122,619	10,760
Macy’s Inc	82,191	2,444
Michael Kors Holdings Ltd *	53,380	3,314
Omnicom Group (A)	147,874	10,746
PulteGroup Inc	85,812	2,531
Ross Stores Inc	114,363	8,918
Target Corp, Cl A	26,771	1,859
TEGNA	51,682	589
Time Warner Inc	13,918	1,316
Viacom Inc, Cl B	39,882	1,239
Whirlpool Corp	11,131	1,704

		121,219

Consumer Staples — 9.4%
Altria Group Inc	77,092	4,804
Archer-Daniels-Midland Co	74,535	3,232
Campbell Soup Co	27,790	1,204
Conagra Brands Inc	170,117	6,274
CVS Health Corp	339,176	21,100
Ingredion Inc	75,013	9,671
JM Smucker Co	183,961	22,813
Kroger Co	686,509	16,435
Philip Morris International	150,820	14,991
Pilgrim’s Pride *(A)	54,440	1,340
Procter & Gamble Co	106,542	8,447
Tyson Foods Inc, Cl A	99,169	7,258
Walgreens Boots Alliance Inc	19,930	1,305
Walmart Inc	112,567	10,015

		128,889

Energy — 9.2%
Anadarko Petroleum Corp, Cl A	36,189	2,186
Andeavor	37,759	3,797
BP PLC ADR	191,420	7,760

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canadian Natural Resources	139,515	$4,391
Chevron Corp	166,014	18,932
ConocoPhillips	72,789	4,316
CONSOL Energy *	45,534	1,319
Devon Energy Corp	191,131	6,076
Exxon Mobil Corp	143,058	10,674
Helmerich & Payne (A)	52,309	3,482
HollyFrontier	30,157	1,473
Kinder Morgan Inc	287,784	4,334
Marathon Petroleum Corp	105,183	7,690
Occidental Petroleum Corp	208,246	13,528
Oceaneering International, Cl A	86,047	1,595
PBF Energy, Cl A	102,986	3,491
Range Resources Corp	258,647	3,761
Royal Dutch Shell ADR, Cl A	155,127	9,899
Schlumberger Ltd, Cl A	20,585	1,333
Southwestern Energy *	296,146	1,282
Transocean *(A)	120,225	1,190
Valero Energy Corp	142,338	13,205

		125,714

Financials — 24.6%
Aflac Inc	455,724	19,942
Allstate Corp	108,883	10,322
Ally Financial	168,834	4,584
Ameriprise Financial Inc	35,398	5,237
Annaly Capital Management ‡	405,119	4,225
Assurant Inc	22,275	2,036
Assured Guaranty	38,540	1,395
Athene Holding, Cl A *	172,656	8,255
Bank of America Corp	915,247	27,448
Bank of New York Mellon Corp	25,222	1,300
BB&T Corp	26,657	1,387
Berkshire Hathaway Inc, Cl B *	44,518	8,880
Blackstone Group (B)	67,475	2,156
BNP Paribas ADR	36,287	1,351
Brighthouse Financial Inc *	20,694	1,064
Capital One Financial Corp	115,672	11,084
CIT Group	27,607	1,422
Citigroup Inc	321,513	21,702
Citizens Financial Group	37,819	1,588
Discover Financial Services	125,017	8,992
Everest Re Group Ltd	27,971	7,184
Fifth Third Bancorp	222,745	7,072
FNF Group	35,019	1,401
Franklin Resources Inc	30,908	1,072
Goldman Sachs Group Inc	5,772	1,454
Hartford Financial Services Group	62,717	3,231
JPMorgan Chase & Co	291,860	32,096
KeyCorp	177,818	3,476
KKR	134,761	2,736
Lazard, Cl A (B)	27,717	1,457

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lincoln National Corp	26,136	$1,909
M&T Bank Corp	7,191	1,326
Marsh & McLennan Cos	178,232	14,720
MetLife Inc	125,351	5,752
MFA Financial ‡	174,216	1,312
Morgan Stanley	24,743	1,335
OneMain Holdings, Cl A *	57,366	1,718
PNC Financial Services Group	59,823	9,048
Popular	38,752	1,613
Prudential Financial Inc	48,974	5,071
Radian Group	119,316	2,272
Regions Financial Corp	473,801	8,803
Reinsurance Group of America, Cl A	42,233	6,504
Santander Consumer USA Holdings	129,668	2,114
SLM *	124,189	1,392
Starwood Property Trust ‡	164,040	3,437
State Street	183,069	18,257
SunTrust Banks Inc	148,732	10,120
Synchrony Financial	168,860	5,662
T Rowe Price Group Inc	15,366	1,659
TCF Financial	58,104	1,325
Travelers Cos Inc	81,376	11,300
Two Harbors Investment ‡	66,339	1,020
Unum Group	89,383	4,256
Voya Financial Inc	147,503	7,449
Wells Fargo & Co	60,933	3,193

		338,116

Health Care — 13.9%
Abbott Laboratories	242,691	14,542
AbbVie Inc	26,003	2,461
Aetna Inc, Cl A	54,849	9,269
AmerisourceBergen Corp, Cl A	135,033	11,641
Amgen Inc, Cl A	133,872	22,822
Anthem Inc	51,864	11,394
Biogen Inc *	16,481	4,513
Bristol-Myers Squibb Co	24,981	1,580
Celgene Corp, Cl A *	15,218	1,358
Centene Corp *	34,846	3,724
Cigna Corp	14,574	2,445
Express Scripts Holding Co *	57,253	3,955
Gilead Sciences Inc	108,693	8,194
HCA Healthcare Inc	56,305	5,462
Horizon Pharma PLC *	114,780	1,630
Humana Inc	5,084	1,367
Johnson & Johnson	179,849	23,048
McKesson Corp	9,039	1,273
Merck Co Inc	343,443	18,707
Mylan NV *	118,377	4,874
Pfizer Inc	372,363	13,215
Shire ADR	35,750	5,341
United Therapeutics Corp *	9,974	1,121

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UnitedHealth Group Inc	47,696	$10,207
Universal Health Services, Cl B	11,595	1,373
Zimmer Biomet Holdings Inc	45,100	4,918

		190,434

Industrials — 9.3%
3M Co	28,434	6,242
AECOM *	189,268	6,744
AerCap Holdings *	31,567	1,601
AGCO	58,286	3,780
Alaska Air Group Inc	21,638	1,341
American Airlines Group Inc	105,859	5,500
Boeing Co	4,819	1,580
Copa Holdings, Cl A	15,539	1,999
Cummins Inc	8,174	1,325
Delta Air Lines Inc, Cl A	254,453	13,947
Eaton Corp PLC	16,517	1,320
FedEx Corp	16,500	3,962
General Electric Co	79,489	1,071
Huntington Ingalls Industries, Cl A	5,821	1,500
Illinois Tool Works	54,500	8,538
Ingersoll-Rand PLC	27,454	2,348
JetBlue Airways *	253,283	5,147
L3 Technologies Inc	7,973	1,658
Lockheed Martin Corp	3,866	1,306
Macquarie Infrastructure	31,349	1,158
ManpowerGroup Inc	30,053	3,459
Masco Corp	30,703	1,242
Orbital ATK	11,890	1,577
Owens Corning	70,624	5,678
Raytheon Co	22,743	4,908
Spirit AeroSystems Holdings, Cl A	85,403	7,148
Trinity Industries	52,252	1,705
United Continental Holdings *	141,422	9,825
USG *	40,979	1,656
Waste Management Inc	16,762	1,410
WW Grainger Inc	60,118	16,969

		127,644

Information Technology — 10.0%
Applied Materials Inc	26,037	1,448
Arrow Electronics Inc, Cl A *	25,534	1,967
Automatic Data Processing	104,016	11,804
CA Inc	38,240	1,296
Cisco Systems Inc	386,905	16,594
Corning Inc, Cl B	74,909	2,089
Dell Technologies, Cl V *	16,030	1,174
DXC Technology Co	12,733	1,280
Finisar *(A)	159,799	2,526
First Data, Cl A *	90,017	1,440
Hewlett Packard Enterprise	71,616	1,256
HP Inc	417,219	9,145

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intel Corp	447,008	$23,280
International Business Machines Corp	39,302	6,030
Jabil	96,096	2,761
Juniper Networks Inc	182,429	4,439
Lam Research Corp	7,069	1,436
Marvell Technology Group	58,097	1,220
Microchip Technology Inc (A)	110,753	10,118
Micron Technology Inc *	154,665	8,064
Motorola Solutions Inc	12,755	1,343
Oracle Corp, Cl B	28,590	1,308
QUALCOMM Inc	28,240	1,565
Seagate Technology	30,431	1,781
Skyworks Solutions Inc	27,552	2,762
Tech Data *	13,545	1,153
Twitter *	42,053	1,220
Versum Materials	37,341	1,405
Vishay Intertechnology	65,141	1,212
Western Digital Corp	92,256	8,513
Xerox Corp	90,131	2,594
Zynga, Cl A *	701,340	2,567

		136,790

Materials — 3.8%
Alcoa	47,625	2,141
Cabot	24,552	1,368
Celanese, Cl A	12,537	1,256
Cemex ADR *	460,666	3,050
Crown Holdings *	70,292	3,567
Eastman Chemical Co	90,958	9,603
Freeport-McMoRan Inc, Cl B	174,214	3,061
Huntsman	65,474	1,915
International Paper Co	117,516	6,279
LyondellBasell Industries, Cl A	98,674	10,428
Owens-Illinois *	77,722	1,683
Packaging Corp of America	11,025	1,243
Reliance Steel & Aluminum	51,199	4,390
Steel Dynamics	39,205	1,734

		51,718

Real Estate — 2.0%
Brixmor Property Group ‡	155,863	2,377
CBL & Associates Properties (A)	281,972	1,176
CBRE Group, Cl A *	31,630	1,493
CubeSmart ‡	49,302	1,390
HCP Inc ‡	58,028	1,348
Hospitality Properties Trust ‡	101,406	2,570
Host Hotels & Resorts Inc ‡	187,907	3,502
Howard Hughes *	11,350	1,579
Jones Lang LaSalle	7,591	1,326
Omega Healthcare Investors ‡(A)	47,071	1,273
Park Hotels & Resorts ‡	47,923	1,295

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Realogy Holdings	37,829	$1,032
Senior Housing Properties Trust ‡	181,156	2,837
VEREIT ‡	313,950	2,185
Weingarten Realty Investors ‡	89,846	2,523

		27,906

Telecommunication Services — 1.3%
AT&T Inc	279,189	9,953
Sprint *	260,835	1,273
T-Mobile US *	21,832	1,333
Verizon Communications Inc	113,207	5,413

		17,972

Utilities — 3.4%
Ameren Corp	21,935	1,242
American Electric Power	18,365	1,260
CenterPoint Energy Inc	43,496	1,192
Consolidated Edison Inc	15,485	1,207
Edison International	30,297	1,929
Entergy Corp	51,203	4,034
Exelon Corp	363,509	14,180
FirstEnergy Corp	235,778	8,019
PG&E Corp	37,733	1,658
Pinnacle West Capital	14,666	1,170
Public Service Enterprise Group	161,590	8,118
SCANA Corp	31,064	1,166
Vistra Energy *	94,447	1,967

		47,142

Total Common Stock (Cost $1,012,099) ($ Thousands)		1,313,544

AFFILIATED PARTNERSHIP — 2.1%
SEI Liquidity Fund, L.P.
1.750% **†(C)	28,941,858	28,941

Total Affiliated Partnership (Cost $28,941) ($ Thousands)		28,941

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS

March 31, 2018

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	55,953,823	$55,954

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT (continued)

Total Cash Equivalent (Cost $55,954) ($ Thousands)		$ 55,954

Total Investments in Securities— 101.9% (Cost $1,096,994) ($ Thousands)		$ 1,398,439

A list of the open futures contracts held at March 31, 2018 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	20	Jun-2018	$1,567	$1,531	$ (36)

S&P Mid Cap 400 Index E-MINI	144	Jun-2018	19,452	19,030	(422)

			$21,019	$20,561	$ (458)

Percentages are based on a Net Assets of $1,371,982 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018, was $28,345 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2018, such securities amounted to $2,156 ($ Thousands), or 0.26% of Net Assets (See Note 2). (C) This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $28,941 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,313,544	$—	$—	$ 1,313,544
Affiliated Partnership	—	28,941	—	28,941
Cash Equivalent	55,954	—	—	55,954

Total Investments in Securities	$1,369,498	$28,941	$—	$ 1,398,439

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(458)	$—	$—	$ (458)

Total Other Financial Instruments	$(458)	$—	$—	$ (458)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$30,531	$129,285	$(130,874)	$—	$(1)	$28,941	$82
SEI Daily Income Trust, Government Fund, Cl F	54,157	135,944	(134,147)	—	—	55,954	316

Totals	$84,688	$265,229	$(265,021)	$-	$(1)	$84,895	$398

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Consumer Discretionary — 16.5%
Amazon.com Inc, Cl A *	34,840	$50,425
AutoZone Inc *	21,151	13,720
Booking Holdings Inc *	8,470	17,621
Dollar General Corp	103,568	9,689
Domino’s Pizza	69,394	16,208
DR Horton Inc	29,088	1,275
Home Depot Inc	93,764	16,712
Lear	8,330	1,550
Liberty Global, Cl A *	3,800	119
Liberty Global PLC, Cl C *	215,953	6,571
Liberty Interactive QVC Group, Cl A *	224,915	5,661
Lowe’s Cos Inc	159,561	14,001
Marriott International, Cl A	10,892	1,481
Mohawk Industries Inc *	8,237	1,913
Netflix Inc *	50,420	14,892
NIKE Inc, Cl B	335,751	22,307
NVR *	422	1,182
O’Reilly Automotive Inc *	5,974	1,478
Ross Stores Inc	21,745	1,696
Sirius XM Holdings (A)	252,324	1,575
Tesla *(A)	4,675	1,244
Thor Industries	9,757	1,124
Tiffany & Co	59,863	5,846
TJX Inc	229,051	18,681
Tractor Supply Co	22,140	1,395
TripAdvisor Inc *	120,433	4,925
Ulta Beauty Inc *	52,664	10,758
Yum China Holdings	36,333	1,508

		245,557

Consumer Staples — 4.7%
Brown-Forman Corp, Cl B	27,393	1,490
Clorox Co	9,941	1,323
Colgate-Palmolive Co	249,021	17,850
Constellation Brands Inc, Cl A	64,427	14,684
Dr Pepper Snapple Group Inc	48,387	5,728
Estee Lauder Co, Cl A	26,196	3,922
Hershey Co	12,953	1,282
PepsiCo Inc	179,778	19,623
Sysco Corp, Cl A	59,049	3,541

		69,443

Energy — 0.1%
Newfield Exploration Co *	62,603	1,529

Financials — 9.0%
Berkshire Hathaway Inc, Cl B *	29,481	5,881
Charles Schwab Corp	125,946	6,577
Citigroup Inc	45,531	3,074
CME Group Inc	110,208	17,825
FactSet Research Systems	49,780	9,927

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Republic Bank	49,577	$4,591
Intercontinental Exchange Inc	92,084	6,678
Moody’s Corp	163,356	26,349
MSCI, Cl A	120,280	17,978
Progressive Corp	23,412	1,427
S&P Global Inc	78,956	15,085
SVB Financial Group, Cl B *	21,323	5,118
US Bancorp	270,808	13,676

		134,186

Health Care — 14.9%
Aetna Inc, Cl A	8,333	1,408
Alexion Pharmaceuticals Inc *	61,781	6,886
Align Technology Inc *	6,031	1,514
Allergan PLC	25,098	4,224
Becton Dickinson and Co	148,364	32,150
Biogen Inc *	59,000	16,155
Boston Scientific Corp *	349,388	9,545
Cigna Corp	8,341	1,399
DENTSPLY SIRONA Inc	72,632	3,654
Humana Inc	5,504	1,480
IDEXX Laboratories Inc *	8,875	1,699
Illumina Inc *	60,244	14,243
IQVIA Holdings Inc *	72,449	7,108
Johnson & Johnson	200,348	25,675
Mettler-Toledo International *	31,571	18,154
Regeneron Pharmaceuticals *	2,958	1,019
UnitedHealth Group Inc	229,159	49,040
Varian Medical Systems Inc *	103,266	12,666
Vertex Pharmaceuticals Inc *	19,252	3,138
WellCare Health Plans Inc *	8,130	1,574
Zoetis Inc, Cl A	105,678	8,825

		221,556

Industrials — 9.9%
3M Co	86,556	19,001
Allison Transmission Holdings	39,084	1,527
Boeing Co	15,658	5,134
Caterpillar, Cl A	9,798	1,444
Cintas Corp	9,573	1,633
Copart *	22,000	1,120
CoStar Group *	23,249	8,432
Equifax Inc	66,477	7,832
FedEx Corp	35,000	8,404
Graco	412,531	18,861
HD Supply Holdings *	37,638	1,428
Honeywell International Inc	13,083	1,891
Huntington Ingalls Industries, Cl A	7,115	1,834
Lennox International Inc	7,268	1,485
Masco Corp	22,000	890
Middleby *	112,696	13,951
Old Dominion Freight Line, Cl A	10,929	1,606

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Robert Half International Inc	27,490	$1,591
Rockwell Automation Inc	8,198	1,428
Roper Technologies Inc	26,761	7,512
Southwest Airlines Co, Cl A	45,659	2,615
TransDigm Group Inc (A)	22,430	6,885
TransUnion *	26,778	1,520
Union Pacific Corp	99,312	13,350
United Rentals Inc *	8,187	1,414
United Technologies Corp	106,872	13,447
XPO Logistics *	15,883	1,617

		147,852

Information Technology — 33.8%
Activision Blizzard Inc	77,903	5,255
Adobe Systems Inc *	95,357	20,605
Alibaba Group Holding ADR *	8,580	1,575
Alphabet Inc, Cl A *	47,988	49,770
Alphabet Inc, Cl C *	10,824	11,168
Analog Devices Inc	179,057	16,318
Apple Inc	76,195	12,784
Applied Materials Inc	383,781	21,342
Arista Networks *	37,180	9,492
ASML Holding, Cl G (A)	69,580	13,816
Autodesk Inc, Cl A *	74,488	9,354
Broadcom Ltd	10,542	2,484
Broadridge Financial Solutions	10,000	1,097
CDK Global	22,052	1,397
CDW	20,939	1,472
eBay Inc *	176,168	7,089
Electronic Arts Inc *	175,177	21,239
F5 Networks Inc, Cl A *	10,872	1,572
Facebook Inc, Cl A *	131,034	20,938
Fiserv Inc, Cl A *	23,310	1,662
Flex *	81,259	1,327
Intuit Inc	9,496	1,646
IPG Photonics Corp *	6,893	1,609
Jack Henry & Associates Inc	11,906	1,440
KLA-Tencor Corp	13,883	1,513
Lam Research Corp	8,128	1,651
Mastercard Inc, Cl A	284,604	49,851
MercadoLibre	15,237	5,430
Micron Technology Inc *	28,404	1,481
Microsoft Corp	705,351	64,377
NVIDIA Corp	68,427	15,847
Oracle Corp, Cl B	375,704	17,188
Paychex Inc	23,068	1,421
PayPal Holdings Inc *	363,781	27,600
Red Hat Inc *	11,906	1,780
salesforce.com *	12,210	1,420
Skyworks Solutions Inc	13,654	1,369
Symantec Corp, Cl A	166,637	4,308
Take-Two Interactive Software, Cl A *	80,461	7,868

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tencent Holdings ADR	283,795	$15,123
Texas Instruments Inc	27,817	2,890
Total System Services Inc	20,016	1,727
VeriSign Inc *(A)	8,000	949
Visa Inc, Cl A	337,937	40,424
Workday, Cl A *	22,611	2,874

		503,542

Materials — 5.1%
Avery Dennison Corp	12,762	1,356
Berry Global Group *	26,937	1,476
Chemours	29,672	1,445
DowDuPont Inc	73,644	4,692
Ecolab Inc	97,111	13,311
LyondellBasell Industries, Cl A	14,718	1,555
Packaging Corp of America	13,305	1,500
Praxair Inc	88,084	12,711
Sherwin-Williams Co, Cl A	78,816	30,905
Vulcan Materials	68,416	7,811

		76,762

Real Estate — 0.9%
Crown Castle International Corp ‡	95,783	10,499
Equinix Inc ‡	7,640	3,194

		13,693

Telecommunication Services — 0.2%
T-Mobile US *	24,448	1,492
Zayo Group Holdings *	42,390	1,448

		2,940

Total Common Stock (Cost $983,919) ($ Thousands)		1,417,060

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P.
1.750% **†(B)	10,494,238	10,493

Total Affiliated Partnership (Cost $10,493) ($ Thousands)		10,493

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	70,154,525	$70,155

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT (continued)

Total Cash Equivalent (Cost $70,155) ($ Thousands)		$70,155

Total Investments in Securities— 100.5% (Cost $1,064,567) ($ Thousands)		$1,497,708

A list of the open futures held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 E-MINI	50	June-2018	$40,972	$40,306	$ (666)

Russell 2000 Index E-MINI	50	June-2018	1,863	1,837	(26)

			$42,835	$42,143	$ (692)

Percentages are based on a Net Assets of $1,490,553 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018, was $10,480 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $10,493 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,417,060	$—	$—	$1,417,060
Affiliated Partnership	—	10,493	—	10,493
Cash Equivalent	70,155	—	—	70,155

Total Investments in Securities	$1,487,214	$10,493	$—	$1,497,708

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(692)	$—	$—	$(692)

Total Other Financial Instruments	$(692)	$—	$—	$(692)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$18,752	$60,601	$(68,859)	$—	$(1)	$10,493	$15
SEI Daily Income Trust, Government Fund, Cl F	51,512	255,581	(236,938)	—	—	70,155	277

Totals	$70,264	$316,182	$(305,797)	$-	$(1)	$80,648	$292

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Consumer Discretionary — 12.7%
Adient	400	$24
Advance Auto Parts	346	41
Amazon.com, Cl A *	1,727	2,500
AMC Networks, Cl A *	200	10
Aramark	1,000	40
AutoNation *	200	9
AutoZone *	115	75
Bed Bath & Beyond	500	11
Best Buy	1,100	77
Booking Holdings Inc *	210	437
BorgWarner	900	45
Bright Horizons Family Solutions *	200	20
Brunswick	400	24
Burlington Stores *	281	37
Cable One Inc	15	10
CarMax *	800	50
Carnival	1,800	118
Carter’s Inc	200	21
CBS, Cl B	1,447	74
Charter Communications, Cl A *	753	234
Chipotle Mexican Grill, Cl A *	100	32
Choice Hotels International Inc	200	16
Cinemark Holdings	400	15
Comcast, Cl A	19,879	679
Darden Restaurants Inc	583	50
Delphi Automotive *	1,186	101
Delphi Technologies	400	19
Dick’s Sporting Goods	300	11
Discovery Communications, Cl A *	600	13
Discovery Communications, Cl C *	1,217	24
DISH Network, Cl A *	900	34
Dollar General Corp	1,190	111
Dollar Tree *	1,039	99
Domino’s Pizza	188	44
DR Horton	1,500	66
Dunkin’ Brands Group	400	24
Expedia Group	543	60
Extended Stay America	900	18
Floor & Decor Holdings, Cl A *	100	5
Foot Locker, Cl A	500	23
Ford Motor	16,761	186
GameStop, Cl A	300	4
Gap Inc	1,000	31
Garmin	500	30
GCI Liberty *	400	21
General Motors	5,625	204
Gentex	1,200	28
Genuine Parts	625	56
Goodyear Tire & Rubber	1,000	27
Graham Holdings, Cl B	14	8
H&R Block	800	20

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands	1,500	$28
Harley-Davidson, Cl A	700	30
Hasbro	500	42
Hilton Grand Vacations *	400	17
Hilton Worldwide Holdings	947	75
Home Depot Inc	5,045	899
Hyatt Hotels, Cl A	200	15
International Game Technology	400	11
Interpublic Group of	1,600	37
John Wiley & Sons, Cl A	200	13
Kohl’s	700	46
L Brands	1,000	38
Las Vegas Sands Corp	1,544	111
Lear	287	53
Leggett & Platt	600	27
Lennar, Cl A	1,088	64
Lennar, Cl B	50	2
Liberty Broadband, Cl A *	100	9
Liberty Broadband, Cl C *	487	42
Liberty Expedia Holdings, Cl A *	200	8
Liberty Interactive QVC Group, Cl A *	1,900	48
Liberty Media -Liberty Formula One, Cl A *	100	3
Liberty Media -Liberty Formula One, Cl C *	800	25
Liberty Media -Liberty SiriusXM *	1,200	49
Lions Gate Entertainment Corp, Cl A	200	5
Lions Gate Entertainment Corp, Cl B	400	10
Live Nation Entertainment Inc *	600	25
LKQ *	1,289	49
Lowe’s	3,630	319
Lululemon Athletica Inc *	400	36
Macy’s	1,300	39
Madison Square Garden *	79	19
Marriott International, Cl A	1,321	180
Mattel	1,500	20
McDonald’s	3,429	536
MGM Resorts International	2,100	74
Michael Kors Holdings *	600	37
Michaels *	400	8
Mohawk Industries *	265	62
Murphy USA *	100	7
Netflix *	1,754	518
Newell Brands, Cl B	2,100	54
News, Cl B	400	6
News Corp	1,600	25
NIKE, Cl B	5,629	374
Nordstrom	500	24
Norwegian Cruise Line Holdings *	900	48
NVR *	14	39
Omnicom Group	1,000	73
O’Reilly Automotive *	349	86
Penske Auto Group, Cl A	200	9
Polaris Industries	300	34

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pool	167	$24
PulteGroup	1,100	32
PVH	303	46
Ralph Lauren, Cl A	236	26
Ross Stores	1,600	125
Royal Caribbean Cruises	726	85
Sally Beauty Holdings *	600	10
Service Corp International	800	30
ServiceMaster Global Holdings *	600	31
Signet Jewelers	200	8
Sirius XM Holdings (A)	6,000	37
Six Flags Entertainment	300	19
Skechers U.S.A., Cl A *	600	23
Starbucks	5,853	339
Tapestry	1,200	63
Target, Cl A	2,306	160
TEGNA	1,000	11
Tempur Sealy International *	200	9
Tesla *(A)	556	148
Thor Industries	200	23
Tiffany	500	49
Time Warner	3,318	314
TJX Inc	2,753	225
Toll Brothers	600	26
Tractor Supply	600	38
Tribune Media Co, Cl A	300	12
TripAdvisor *	500	20
Tupperware Brands	200	10
Twenty-First Century Fox, Cl A	4,500	165
Twenty-First Century Fox, Cl B	1,900	69
Ulta Beauty Inc *	251	51
Under Armour, Cl A *	700	11
Under Armour, Cl C *	800	11
Urban Outfitters *	300	11
Vail Resorts	173	38
VF Corp	1,394	103
Viacom, Cl A	32	1
Viacom, Cl B	1,500	47
Visteon *	100	11
Walt Disney Co	6,434	646
Wayfair, Cl A *	135	9
Wendy’s	800	14
Whirlpool	300	46
Williams-Sonoma	400	21
Wyndham Worldwide	463	53
Wynn Resorts	342	62
Yum China Holdings	1,600	66
Yum! Brands	1,446	123

		13,825

Consumer Staples — 7.1%
Altria Group	8,159	508

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Archer-Daniels-Midland	2,400	$104
Blue Buffalo Pet Products *	400	16
Brown-Forman, Cl A	200	11
Brown-Forman Corp, Cl B	1,022	56
Bunge	600	44
Campbell Soup	800	35
Casey’s General Stores	133	15
Church & Dwight Co Inc	1,110	56
Clorox Co	571	76
Coca-Cola Co	16,468	715
Colgate-Palmolive Co	3,700	265
Conagra Brands	1,600	59
Constellation Brands Inc, Cl A	691	157
Costco Wholesale Corp	1,877	354
Coty, Cl A	2,000	37
CVS Health	4,332	270
Dr Pepper Snapple Group Inc	746	88
Edgewell Personal Care *	200	10
Energizer Holdings	300	18
Estee Lauder Co, Cl A	932	140
Flowers Foods	800	17
General Mills	2,459	111
Hain Celestial Group *	400	13
Herbalife *	237	23
Hershey Co	600	59
Hormel Foods	1,100	38
Ingredion Inc	310	40
JM Smucker	500	62
Kellogg	1,021	66
Kimberly-Clark Corp	1,511	166
Kraft Heinz	2,600	162
Kroger	3,690	88
Lamb Weston Holdings	600	35
McCormick	539	57
Molson Coors Brewing, Cl B	738	56
Mondelez International, Cl A	6,143	256
Monster Beverage Corp *	1,824	104
Nu Skin Enterprises, Cl A	200	15
PepsiCo Inc	6,111	667
Philip Morris International	6,627	659
Pilgrim’s Pride *	200	5
Pinnacle Foods	500	27
Post Holdings *	240	18
Procter & Gamble Co	10,838	859
Rite Aid *	3,400	6
Seaboard	1	4
Spectrum Brands Holdings	100	10
Sprouts Farmers Market *	500	12
Sysco Corp, Cl A	2,100	126
TreeHouse Foods *	200	8
Tyson Foods Inc, Cl A	1,200	88
US Foods Holding *	900	29

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walgreens Boots Alliance	3,728	$244
Walmart Inc	6,213	553

		7,717

Energy — 5.5%
Anadarko Petroleum, Cl A	2,400	145
Andeavor	679	68
Antero Resources *	900	18
Apache	1,600	62
Baker Hughes a GE	1,800	50
Cabot Oil & Gas	2,000	48
Centennial Resource Development, Cl A *	600	11
Cheniere Energy *	900	48
Chesapeake Energy *(A)	3,300	10
Chevron	8,087	922
Cimarex Energy	444	41
CNX Resources *	900	14
Concho Resources *	630	95
ConocoPhillips	5,074	301
CONSOL Energy *	100	3
Continental Resources, Cl A *	400	24
Devon Energy	2,200	70
Diamondback Energy, Cl A *	458	58
Energen *	400	25
EOG Resources	2,481	261
Equities	1,000	47
Extraction Oil & Gas *	400	5
Exxon Mobil Corp	18,240	1,361
Gulfport Energy *	500	5
Halliburton	3,700	174
Helmerich & Payne	500	33
Hess	1,200	61
HollyFrontier	800	39
Kinder Morgan	8,000	120
Kosmos Energy *	700	4
Laredo Petroleum *	500	4
Marathon Oil	3,600	58
Marathon Petroleum	2,100	154
Murphy Oil	700	18
Nabors Industries	1,400	10
National Oilwell Varco, Cl A	1,600	59
Newfield Exploration *	900	22
Noble Energy	2,000	61
Occidental Petroleum	3,240	210
Oceaneering International, Cl A	400	7
ONEOK	1,700	97
Parsley Energy, Cl A *	1,000	29
Patterson-UTI Energy	800	14
PBF Energy, Cl A	500	17
Phillips 66	1,785	171
Pioneer Natural Resources	721	124
QEP Resources *	800	8

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Range Resources	900	$13
RPC	200	4
RSP Permian *	600	28
Schlumberger, Cl A	5,940	385
SM Energy	400	7
Southwestern Energy *	2,200	9
Targa Resources	900	40
Transocean *	1,900	19
Valero Energy	1,858	172
Weatherford International *	3,900	9
Whiting Petroleum *	400	14
Williams	3,465	86
World Fuel Services	200	5
WPX Energy *	1,700	25

		6,002

Financials — 14.6%
Affiliated Managers Group	239	45
Aflac	3,276	143
AGNC Investment	1,700	32
Alleghany	65	40
Allstate	1,526	145
Ally Financial	1,900	52
American Express	3,063	286
American Financial Group	343	39
American International Group	3,849	210
American National Insurance Co	24	3
Ameriprise Financial	631	93
Annaly Capital Management ‡	4,949	52
Aon	1,056	148
Arch Capital Group Ltd *	548	47
Arthur J Gallagher	800	55
Aspen Insurance Holdings	300	14
Associated Banc-Corp	700	17
Assurant	200	18
Assured Guaranty	500	18
Athene Holding, Cl A *	500	24
Axis Capital Holdings	400	23
Bank of America	41,024	1,230
Bank of Hawaii	148	12
Bank of New York Mellon	4,258	219
Bank of the Ozarks	500	24
BankUnited	400	16
BB&T	3,358	175
Berkshire Hathaway Inc, Cl B *	8,258	1,647
BGC Partners, Cl A	900	12
BlackRock	532	288
BOK Financial Corp	100	10
Brighthouse Financial *	400	21
Brown & Brown	1,000	25
Capital One Financial	2,066	198
Cboe Global Markets	500	57

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles Schwab	5,060	$264
Chimera Investment ‡	700	12
Chubb	1,974	270
Cincinnati Financial	700	52
CIT Group	546	28
Citigroup	11,015	744
Citizens Financial Group	2,100	88
CME Group	1,453	235
CNA Financial Corp	100	5
Comerica	732	70
Commerce Bancshares	400	24
Credit Acceptance, Cl A *	50	17
Cullen/Frost Bankers Inc	240	26
Discover Financial Services	1,548	111
E*TRADE Financial *	1,200	67
East West Bancorp Inc	600	38
Eaton Vance	500	28
Erie Indemnity, Cl A	100	12
Everest Re Group Ltd	176	45
FactSet Research Systems	165	33
Federated Investors, Cl B	400	13
Fifth Third Bancorp	3,000	95
First American Financial Corp	500	29
First Hawaiian	200	6
First Horizon National Corp	1,200	23
First Republic Bank	680	63
FNB (Pennsylvania)	1,400	19
FNF Group	1,100	44
Franklin Resources	1,400	49
Goldman Sachs Group	1,512	381
Hanover Insurance Group, Cl A	189	22
Hartford Financial Services Group	1,500	77
Huntington Bancshares	4,500	68
Interactive Brokers Group Inc, Cl A	300	20
Intercontinental Exchange	2,511	182
Invesco	1,700	54
JPMorgan Chase	14,827	1,631
KeyCorp	4,488	88
Lazard, Cl A	500	26
Legg Mason	400	16
Leucadia National	1,400	32
Lincoln National Corp	987	72
Loews	1,211	60
LPL Financial Holdings Inc	400	24
M&T Bank	608	112
Markel *	60	70
MarketAxess Holdings Inc	159	35
Marsh & McLennan	2,171	179
Mercury General	100	5
MetLife Inc	3,884	178
MFA Financial ‡	1,700	13
Moody’s	700	113

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morgan Stanley	5,502	$297
Morningstar Inc, Cl A	100	10
MSCI, Cl A	371	56
Nasdaq, Cl A	500	43
Navient	1,000	13
New Residential Investment ‡	1,300	21
New York Community Bancorp	2,000	26
Northern Trust	879	91
Old Republic International Corp	1,000	21
OneMain Holdings, Cl A *	300	9
PacWest Bancorp	500	25
People’s United Financial	1,500	28
Pinnacle Financial Partners	300	19
PNC Financial Services Group	2,035	308
Popular	400	17
Principal Financial Group, Cl A	1,200	73
ProAssurance Corp	200	10
Progressive Corp	2,500	152
Prosperity Bancshares	300	22
Prudential Financial Inc	1,826	189
Raymond James Financial	570	51
Regions Financial	4,800	89
Reinsurance Group of America, Cl A	268	41
RenaissanceRe Holdings	175	24
S&P Global	1,082	207
Santander Consumer USA Holdings	500	8
SEI †	600	45
Signature Bank NY, Cl B *	231	33
SLM *	1,900	21
Starwood Property Trust ‡	1,100	23
State Street	1,580	158
SunTrust Banks	2,030	138
SVB Financial Group, Cl B *	226	54
Synchrony Financial	3,300	111
Synovus Financial	500	25
T Rowe Price Group	1,046	113
TCF Financial	600	14
TD Ameritrade Holding	1,300	77
TFS Financial Corp	200	3
Torchmark Corp, Cl A	500	42
Travelers	1,153	160
Two Harbors Investment	600	9
Unum Group	1,000	48
US Bancorp	6,642	335
Validus Holdings	300	20
Voya Financial Inc	800	40
Webster Financial Corp	400	22
Wells Fargo	18,949	993
Western Alliance Bancorp *	400	23
White Mountains Insurance Group Ltd	11	9
Willis Towers Watson PLC	517	79
WR Berkley	400	29

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XL Group	1,128	$62
Zions Bancorporation	800	42

		15,984

Health Care — 12.8%
Abbott Laboratories	7,303	438
AbbVie	6,814	645
ABIOMED *	176	51
Acadia Healthcare, Cl A *	300	12
ACADIA Pharmaceuticals *	400	9
Aetna Inc, Cl A	1,362	230
Agilent Technologies	1,400	94
Agios Pharmaceuticals *	200	16
Akorn *	300	6
Alexion Pharmaceuticals *	929	104
Align Technology *	332	83
Alkermes *	700	41
Allergan	1,442	243
Alnylam Pharmaceuticals *	374	45
AmerisourceBergen Corp, Cl A	688	59
Amgen, Cl A	3,083	526
Anthem Inc	1,091	240
athenahealth *	168	24
Baxter International Inc	2,124	138
Becton Dickinson and	1,119	242
Biogen *	907	248
BioMarin Pharmaceutical *	737	60
Bio-Rad Laboratories, Cl A *	77	19
Bio-Techne	158	24
Boston Scientific *	5,800	158
Bristol-Myers Squibb	7,041	445
Brookdale Senior Living Inc, Cl A *	600	4
Bruker Corp	400	12
Cardinal Health	1,400	88
Celgene, Cl A *	3,161	282
Centene *	700	75
Cerner *	1,200	70
Charles River Laboratories International *	200	21
Cigna Corp	1,004	168
Cooper Inc, Cl A	208	48
Danaher Corp, Cl A	2,639	258
DaVita *	600	40
DENTSPLY SIRONA	1,000	50
DexCom *	400	30
Edwards Lifesciences, Cl A *	902	126
Eli Lilly	4,200	325
Endo International *	700	4
Envision Healthcare *	500	19
Exelixis *	1,200	27
Express Scripts Holding *	2,457	170
Gilead Sciences Inc	5,567	420
HCA Healthcare	1,240	120

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Henry Schein *	647	$43
Hill-Rom Holdings	250	22
Hologic *	1,200	45
Humana Inc	575	155
IDEXX Laboratories *	369	71
Illumina *	633	150
Incyte *	744	62
Intercept Pharmaceuticals *	100	6
Intrexon *	200	3
Intuitive Surgical Inc *	475	196
Ionis Pharmaceuticals *	500	22
IQVIA Holdings *	682	67
Johnson & Johnson	11,577	1,484
Laboratory Corp of America Holdings *	427	69
LifePoint Health *	200	9
Mallinckrodt *	300	4
McKesson	885	125
MEDNAX *	400	22
Medtronic	5,807	466
Merck Co Inc	11,777	641
Mettler-Toledo International *	107	62
Mylan *	2,300	95
Neurocrine Biosciences *	400	33
OPKO Health Inc *	1,100	3
Patterson	300	7
PerkinElmer Inc	500	38
Perrigo	583	49
Pfizer Inc	25,359	900
Premier, Cl A *	200	6
QIAGEN *	1,000	32
Quest Diagnostics Inc	600	60
Regeneron Pharmaceuticals *	331	114
ResMed	600	59
Seattle Genetics *	461	24
STERIS PLC	400	37
Stryker	1,457	234
Teleflex Inc	192	49
TESARO *	200	11
Thermo Fisher Scientific	1,697	350
United Therapeutics Corp *	191	21
UnitedHealth Group Inc	4,102	878
Universal Health Services, Cl B	400	47
Varian Medical Systems *	436	53
Veeva Systems, Cl A *	500	37
Vertex Pharmaceuticals *	1,073	175
Waters *	326	65
WellCare Health Plans Inc *	190	37
West Pharmaceutical Services	280	25
Zimmer Biomet Holdings	835	91
Zoetis Inc, Cl A	2,100	175

		13,986

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Industrials — 10.4%
3M	2,481	$545
Acuity Brands	178	25
ADT	400	3
AECOM *	700	25
AGCO	300	19
Air Lease, Cl A	400	17
Alaska Air Group	500	31
Allegion	450	38
Allison Transmission Holdings	500	20
AMERCO	16	6
American Airlines Group	1,900	99
AMETEK	1,000	76
AO Smith Corp	600	38
Arconic	1,800	41
Armstrong World Industries *	200	11
Boeing	2,382	781
BWX Technologies Inc, Cl W	400	25
Carlisle	224	23
Caterpillar, Cl A	2,429	358
CH Robinson Worldwide	600	56
Cintas	372	63
Clean Harbors *	200	10
Colfax Corp *	400	13
Copa Holdings, Cl A	133	17
Copart *	900	46
CoStar Group *	152	55
Crane, Cl A	200	19
CSX	3,667	204
Cummins	671	109
Deere	1,382	215
Delta Air Lines, Cl A	2,804	154
Donaldson, Cl A	600	27
Dover	665	65
Dun & Bradstreet	130	15
Eaton	1,938	155
Emerson Electric	2,713	185
Equifax	535	63
Expeditors International of Washington	800	51
Fastenal, Cl A	1,200	66
FedEx	1,051	252
Flowserve	600	26
Fluor	600	34
Fortive	1,300	101
Fortune Brands Home & Security	700	41
Gardner Denver Holdings *	300	9
Gates Industrial *	200	4
General Dynamics	1,089	241
General Electric	37,265	502
Genesee & Wyoming, Cl A *	300	21
Graco	700	32
Harris Corp	529	85

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HD Supply Holdings *	800	$30
Heico, Cl A	300	21
HEICO	100	9
Hexcel Corp, Cl A	400	26
Honeywell International	3,228	467
Hubbell, Cl B	233	28
Huntington Ingalls Industries, Cl A	191	49
IDEX Corp	300	43
IHS Markit Ltd *	1,600	77
Illinois Tool Works	1,302	204
Ingersoll-Rand	1,088	93
ITT	400	20
Jacobs Engineering Group	500	30
JB Hunt Transport Services	400	47
JetBlue Airways *	1,400	28
Johnson Controls International	3,917	138
Kansas City Southern	480	53
KAR Auction Services	600	33
Kirby *	200	15
L3 Technologies	332	69
Landstar System Inc	146	16
Lennox International	166	34
Lincoln Electric Holdings Inc	300	27
Lockheed Martin Corp	1,063	359
Macquarie Infrastructure	300	11
ManpowerGroup Inc	332	38
Masco	1,300	53
Middleby *	235	29
MSC Industrial Direct, Cl A	179	16
Nielsen Holdings	1,500	48
Nordson	249	34
Norfolk Southern	1,213	165
Northrop Grumman Corp	690	241
Old Dominion Freight Line, Cl A	266	39
Orbital ATK	249	33
Oshkosh	300	23
Owens Corning	500	40
PACCAR	1,500	99
Parker-Hannifin, Cl A	575	98
Pentair	700	48
Pitney Bowes	800	9
Quanta Services *	600	21
Raytheon Co	1,235	267
Regal Beloit	200	15
Republic Services Inc	1,000	66
Robert Half International Inc	500	29
Rockwell Automation	562	98
Rockwell Collins	700	94
Rollins	400	20
Roper Technologies	421	118
Ryder System	200	15
Sensata Technologies Holding *	700	36

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Snap-on	245	$36
Southwest Airlines, Cl A	2,400	137
Spirit AeroSystems Holdings, Cl A	500	42
Spirit Airlines Inc *	300	11
Stanley Black & Decker	657	101
Stericycle, Cl A *	400	23
Teledyne Technologies *	153	29
Terex Corp	300	11
Textron	1,100	65
Timken	300	14
Toro	500	31
TransDigm Group	207	64
TransUnion *	800	45
Trinity Industries	600	20
Union Pacific	3,350	450
United Continental Holdings *	1,200	83
United Parcel Service, Cl B	2,927	306
United Rentals *	353	61
United Technologies Corp	3,192	402
Univar Inc *	500	14
USG *	400	16
Valmont Industries	100	15
Verisk Analytics, Cl A *	646	67
WABCO Holdings Inc *	200	27
Wabtec Corp/DE	400	33
Waste Management Inc	1,900	160
Watsco	134	24
Welbilt *	500	10
WESCO International *	200	12
WW Grainger	217	61
XPO Logistics *	533	54
Xylem	800	62

		11,322

Information Technology — 24.0%
Accenture PLC, Cl A	2,665	409
Activision Blizzard	3,169	214
Adobe Systems *	2,122	459
Advanced Micro Devices *	3,600	36
Akamai Technologies *	700	50
Alliance Data Systems	212	45
Alphabet, Cl A *	1,278	1,325
Alphabet, Cl C *	1,294	1,335
Amdocs Ltd	600	40
Amphenol, Cl A	1,297	112
Analog Devices	1,573	143
ANSYS *	357	56
Apple	21,791	3,656
Applied Materials	4,500	250
Arista Networks *	230	59
ARRIS International *	700	19
Arrow Electronics Inc, Cl A *	400	31

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlassian, Cl A *	400	$22
Autodesk, Cl A *	871	109
Automatic Data Processing	1,901	216
Avnet	500	21
Black Knight Inc *	500	24
Booz Allen Hamilton Holding, Cl A	600	23
Broadcom	1,737	409
Broadridge Financial Solutions	528	58
CA	1,300	44
Cadence Design Systems *	1,200	44
Cavium *	347	28
CDK Global	576	36
CDW	700	49
Cisco Systems	21,278	913
Citrix Systems *	645	60
Cognex	700	36
Cognizant Technology Solutions, Cl A	2,554	206
Coherent *	100	19
CommScope Holding *	800	32
Conduent *	700	13
CoreLogic *	400	18
Corning, Cl B	3,668	102
CSRA	700	29
Cypress Semiconductor	1,400	24
Dell Technologies, Cl V *	900	66
Dolby Laboratories, Cl A	300	19
DST Systems	300	25
DXC Technology	1,230	124
eBay *	4,100	165
EchoStar, Cl A *	200	11
Electronic Arts *	1,292	157
Euronet Worldwide *	200	16
F5 Networks Inc, Cl A *	255	37
Facebook, Cl A *	10,151	1,622
Fidelity National Information Services, Cl B	1,396	134
FireEye *	700	12
First Data, Cl A *	2,000	32
First Solar *	400	28
Fiserv, Cl A *	1,770	126
FleetCor Technologies *	373	76
FLIR Systems	600	30
Fortinet *	600	32
Gartner *	366	43
Genpact	600	19
Global Payments	673	75
GoDaddy, Cl A *	500	31
Guidewire Software, Cl Z *	300	24
Hewlett Packard Enterprise	6,784	119
HP	7,100	156
IAC/InterActive *	300	47
Intel	20,219	1,053
International Business Machines	3,622	556

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intuit	1,033	$179
IPG Photonics *	155	36
Jabil	700	20
Jack Henry & Associates Inc	300	36
Juniper Networks	1,600	39
Keysight Technologies *	800	42
KLA-Tencor	672	73
Lam Research	692	141
Leidos Holdings	600	39
LogMeIn	200	23
Manhattan Associates *	300	13
Marvell Technology Group	1,700	36
Mastercard Inc, Cl A	3,966	695
Match Group *	200	9
Maxim Integrated Products	1,200	72
Microchip Technology	973	89
Micron Technology *	4,723	246
Microsemi *	500	32
Microsoft	32,191	2,938
Motorola Solutions Inc	700	74
National Instruments	500	25
NCR *	500	16
NetApp	1,200	74
Nuance Communications Inc *	1,300	20
NVIDIA	2,479	574
NXP Semiconductors *	1,444	169
ON Semiconductor *	1,800	44
Oracle, Cl B	12,511	572
Palo Alto Networks *	372	68
Pandora Media *(A)	800	4
Paychex	1,400	86
PayPal Holdings *	4,880	370
PTC *	500	39
Qorvo *	568	40
QUALCOMM	6,346	352
Red Hat *	737	110
Sabre Corp	1,000	21
salesforce.com *	2,910	338
ServiceNow *	719	119
Skyworks Solutions	772	77
Splunk *	600	59
Square, Cl A *	1,000	49
SS&C Technologies Holdings	700	38
Switch, Cl A	100	2
Symantec, Cl A	2,601	67
Synopsys Inc *	647	54
Tableau Software, Cl A *	236	19
Take-Two Interactive Software, Cl A *	500	49
Teradata *	500	20
Teradyne	800	37
Texas Instruments	4,223	439
Total System Services Inc	791	68

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trimble *	1,000	$36
Twitter *	2,878	83
Tyler Technologies *	151	32
Ultimate Software Group *	125	30
Universal Display	142	14
VeriSign *	400	47
Versum Materials	500	19
Visa, Cl A	7,784	931
VMware, Cl A *	294	36
Western Digital	1,297	120
Western Union	2,000	38
WEX *	173	27
Workday, Cl A *	600	76
Worldpay, Cl A *	1,200	99
Xerox	1,000	29
Xilinx	1,100	79
Zebra Technologies, Cl A *	200	28
Zillow Group, Cl A *	200	11
Zillow Group, Cl C *	500	27
Zynga, Cl A *	2,800	10

		26,232

Materials — 3.2%
Air Products & Chemicals	922	147
Albemarle	500	46
Alcoa	800	36
AptarGroup Inc	300	27
Ardagh Group, Cl A	100	2
Ashland Global Holdings	300	21
Avery Dennison	423	45
Axalta Coating Systems *	900	27
Ball	1,500	60
Bemis	400	17
Berry Global Group *	600	33
Cabot	300	17
Celanese, Cl A	600	60
CF Industries Holdings	1,000	38
Chemours	800	39
Crown Holdings *	600	30
Domtar	300	13
DowDuPont	9,980	636
Eagle Materials	200	21
Eastman Chemical	632	67
Ecolab	1,092	150
FMC	600	46
Freeport-McMoRan, Cl B	5,700	100
Graphic Packaging Holding	1,200	18
Huntsman	900	26
International Flavors & Fragrances	337	46
International Paper	1,800	96
LyondellBasell Industries, Cl A	1,376	145
Martin Marietta Materials, Cl A	269	56

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Monsanto	1,875	$219
Mosaic	1,500	36
NewMarket	24	10
Newmont Mining	2,300	90
Nucor	1,400	85
Olin	700	21
Owens-Illinois *	600	13
Packaging Corp of America	367	41
Platform Specialty Products *	1,000	10
PPG Industries	1,091	122
Praxair	1,239	179
Reliance Steel & Aluminum	346	30
Royal Gold, Cl A	247	21
RPM International	600	29
Scotts Miracle-Gro, Cl A	177	15
Sealed Air	800	34
Sherwin-Williams, Cl A	343	134
Silgan Holdings	300	8
Sonoco Products	400	19
Southern Copper	400	22
Steel Dynamics	1,000	44
Tahoe Resources	1,000	5
United States Steel	700	25
Valvoline	900	20
Vulcan Materials	580	66
Westlake Chemical	132	15
WestRock	1,100	71
WR Grace	300	18

		3,467

Real Estate — 3.4%
Alexandria Real Estate Equities ‡	454	57
American Campus Communities ‡	600	23
American Homes 4 Rent, Cl A ‡	1,000	20
American Tower, Cl A ‡	1,805	262
Apartment Investment & Management, Cl A ‡	700	29
Apple Hospitality Inc ‡	900	16
AvalonBay Communities ‡	602	99
Boston Properties ‡	662	82
Brandywine Realty Trust ‡	600	10
Brixmor Property Group	1,200	18
Camden Property Trust ‡	400	34
CBRE Group, Cl A *	1,300	61
Colony NorthStar, Cl A ‡	2,000	11
Columbia Property Trust ‡	500	10
CoreCivic ‡	400	8
CoreSite Realty ‡	200	20
Corporate Office Properties Trust ‡	400	10
Crown Castle International ‡	1,718	188
CubeSmart ‡	700	20
CyrusOne ‡	400	21
DCT Industrial Trust ‡	400	23

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DDR ‡	1,400	$10
Digital Realty Trust, Cl A ‡	844	89
Douglas Emmett ‡	700	26
Duke Realty ‡	1,500	40
Empire State Realty Trust, Cl A ‡	500	8
EPR Properties, Cl A	300	17
Equinix ‡	325	136
Equity Commonwealth *	500	15
Equity LifeStyle Properties ‡	400	35
Equity Residential ‡	1,500	92
Essex Property Trust ‡	280	67
Extra Space Storage ‡	500	44
Federal Realty Investment Trust ‡	346	40
Forest City Realty Trust, Cl A ‡	1,100	22
Gaming and Leisure Properties	900	30
GGP ‡	2,600	53
HCP ‡	2,000	46
Healthcare Trust of America, Cl A ‡	900	24
Highwoods Properties ‡	400	18
Hospitality Properties Trust	700	18
Host Hotels & Resorts	3,102	58
Howard Hughes *	163	23
Hudson Pacific Properties ‡	600	20
Invitation Homes	1,300	30
Iron Mountain ‡	1,200	39
JBG SMITH Properties ‡	400	13
Jones Lang LaSalle	196	34
Kilroy Realty ‡	400	28
Kimco Realty ‡	1,800	26
Lamar Advertising, Cl A	400	25
Liberty Property Trust ‡	600	24
Life Storage ‡	200	17
Macerich ‡	600	34
Medical Properties Trust	1,600	21
Mid-America Apartment Communities ‡	500	46
National Retail Properties ‡	600	24
Omega Healthcare Investors ‡	800	22
Outfront Media ‡	500	9
Paramount Group ‡	900	13
Park Hotels & Resorts ‡	700	19
Piedmont Office Realty Trust, Cl A	500	9
Prologis ‡	2,230	140
Public Storage ‡	642	129
Rayonier	500	18
Realogy Holdings	500	14
Realty Income ‡	1,200	62
Regency Centers ‡	600	35
Retail Properties of America, Cl A ‡	800	9
SBA Communications, Cl A *‡	496	85
Senior Housing Properties Trust	1,000	16
Simon Property Group ‡	1,329	205
SL Green Realty ‡	435	42

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spirit Realty Capital	1,700	$13
STORE Capital ‡	700	17
Sun Communities ‡	300	27
Tanger Factory Outlet Centers ‡	300	7
Taubman Centers ‡	300	17
UDR ‡	1,100	39
Uniti Group ‡	700	11
Ventas ‡	1,500	74
VEREIT	4,200	29
VICI Properties	1,200	22
Vornado Realty Trust ‡	700	47
Weingarten Realty Investors ‡	500	14
Welltower ‡	1,600	87
Weyerhaeuser ‡	3,140	110
WP Carey	500	31

		3,686

Telecommunication Services — 1.8%
AT&T	26,385	941
CenturyLink	4,100	67
Sprint *	2,300	11
Telephone & Data Systems	400	11
T-Mobile US *	1,300	79
United States Cellular Corp *	45	2
Verizon Communications	17,704	847
Zayo Group Holdings *	800	27

		1,985

Utilities — 2.8%
AES	2,800	32
Alliant Energy	1,000	41
Ameren	1,000	57
American Electric Power	2,100	144
American Water Works	752	62
Aqua America	700	24
Atmos Energy	500	42
Avangrid	200	10
CenterPoint Energy Inc	1,800	49
CMS Energy	1,200	54
Consolidated Edison Inc	1,300	101
Dominion Energy	2,807	189
DTE Energy Co	744	78
Duke Energy	3,014	233
Edison International	1,400	89
Entergy	800	63
Eversource Energy	1,400	82
Exelon Corp	4,100	160
FirstEnergy	1,900	65
Great Plains Energy	900	29
Hawaiian Electric Industries	400	14
MDU Resources Group	800	22
National Fuel Gas	300	15

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NextEra Energy	1,984	$324
NiSource	1,400	33
NRG Energy	1,300	40
OGE Energy	900	29
PG&E	2,206	97
Pinnacle West Capital	500	40
PPL	2,858	81
Public Service Enterprise Group	2,174	109
SCANA	600	23
Sempra Energy	1,073	119
Southern Co	4,292	192
UGI	700	31
Vectren	400	26
Vistra Energy *	1,000	21
WEC Energy Group	1,400	88
Westar Energy, Cl A	600	32
Xcel Energy	2,182	99

		3,039

Total Common Stock (Cost $113,462) ($ Thousands)		107,245

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
1.750% **†(B)	178,557	178

Total Affiliated Partnership (Cost $178) ($ Thousands)		178

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	2,816,813	2,817

Total Cash Equivalent (Cost $2,817) ($ Thousands)		2,817

Total Investments in Securities— 101.0% (Cost $116,457) ($ Thousands)		$110,240

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Large Cap Index Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	13	Jun-2018	$1,813	$1,718	$(95)

S&P Mid Cap 400 Index E-MINI	1	Jun-2018	195	188	(7)

			$2,008	$1,906	$(102)

Percentages are based on Net Assets of $109,119 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018 was $177 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $178 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC— Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$107,245	$—	$—	$107,245
Affiliated Partnership	—	178	—	178
Cash Equivalent	2,817	—	—	2,817

Total Investments in Securities	$110,062	$178	$—	$110,240

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(102)	$—	$—	$(102)

Total Other Financial Instruments	$(102)	$—	$—	$(102)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI	$—	$45	$—	$—	$—	$45	$—
SEI Liquidity Fund, L.P.	—	649	(471)	—	—	178	—
SEI Daily Income Trust, Government Fund, Cl F	—	112,609	(109,792)	—	—	2,817	8

Totals	$-	$113,303	$(110,263)	$-	$-	$3,040	$8

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	11

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 13.7%
Amazon.com Inc, Cl A *	43,128	$62,421
Aptiv PLC *	79,958	6,794
AutoZone Inc *	24,290	15,757
Bed Bath & Beyond	91,588	1,922
Best Buy Inc	186,465	13,051
Booking Holdings Inc *	7,673	15,963
Charter Communications Inc, Cl A *	20,643	6,425
Comcast Corp, Cl A	162,942	5,568
Darden Restaurants Inc	3,127	267
Delphi Technologies PLC	26,652	1,270
Dollar General Corp	420,873	39,373
Dollar Tree Inc *	19,725	1,872
Domino’s Pizza	20,805	4,859
General Motors Co	94,123	3,420
Graham Holdings, Cl B	809	487
Home Depot Inc	157,210	28,021
Kohl’s Corp	46,716	3,060
L Brands Inc	299,706	11,452
Las Vegas Sands Corp	22,879	1,645
Lear	115,549	21,502
Liberty Global PLC, Cl C *	81,095	2,468
Liberty Interactive QVC Group, Cl A *	567,023	14,272
Lowe’s Cos Inc	604,178	53,017
Macy’s Inc	115,047	3,421
Magna International, Cl A	129,268	7,284
Marriott International, Cl A	40,040	5,445
Michael Kors Holdings Ltd *	74,276	4,611
Michaels *	317,734	6,263
Murphy USA *	24,225	1,764
Netflix Inc *	65,622	19,381
NIKE Inc, Cl B	389,570	25,883
Norwegian Cruise Line Holdings *	285,518	15,124
NVR *	1,071	2,999
Omnicom Group (A)	111,965	8,136
PulteGroup Inc	125,000	3,686
PVH Corp	50,924	7,711
Ross Stores Inc	243,090	18,956
Starbucks Corp	227,286	13,158
Target Corp, Cl A	54,025	3,751
TEGNA	153,973	1,754
Tiffany & Co	39,063	3,815
Time Warner Inc	41,985	3,971
TJX Inc	187,281	15,275
Toll Brothers	94,549	4,089
TopBuild *	51,618	3,950
Tractor Supply Co	73,032	4,602
TripAdvisor Inc *(A)	104,329	4,266
Viacom Inc, Cl B	274,833	8,536
Walt Disney Co	54,000	5,424
Whirlpool Corp	68,064	10,421

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wyndham Worldwide Corp	15,527	$1,777

		530,339

Consumer Staples — 8.0%
Altria Group Inc	96,491	6,013
Anheuser-Busch InBev SA/NV ADR	85,244	9,372
Archer-Daniels-Midland Co	146,608	6,358
Coca-Cola Co	83,088	3,609
Colgate-Palmolive Co	159,037	11,400
Conagra Brands Inc	227,037	8,373
Constellation Brands Inc, Cl A	79,385	18,093
Costco Wholesale Corp	89,408	16,847
CVS Health Corp	210,649	13,105
Diageo PLC ADR	37,513	5,080
Dr Pepper Snapple Group Inc	29,055	3,440
Estee Lauder Co, Cl A	35,000	5,240
Hershey Co	43,437	4,299
Ingredion Inc	40,741	5,252
JM Smucker Co	142,698	17,696
Kimberly-Clark Corp	178,751	19,686
Kraft Heinz Co	13,143	819
Kroger Co	864,549	20,697
Lamb Weston Holdings	16,377	953
Mondelez International Inc, Cl A	24,475	1,021
Nu Skin Enterprises, Cl A	24,106	1,777
PepsiCo Inc	146,390	15,978
Philip Morris International	367,171	36,497
Pilgrim’s Pride *	55,865	1,375
Procter & Gamble Co	96,877	7,680
Sysco Corp, Cl A	102,270	6,132
Tyson Foods Inc, Cl A	281,181	20,580
Unilever NV	168,958	9,528
Walgreens Boots Alliance Inc	184,087	12,052
Walmart Inc	222,560	19,801

		308,753

Energy — 5.1%
Andeavor	46,376	4,664
BP PLC ADR	265,989	10,783
Canadian Natural Resources	278,313	8,758
Chevron Corp	213,036	24,295
Concho Resources Inc *	34,048	5,118
ConocoPhillips	184,839	10,959
Devon Energy Corp	273,875	8,706
Exxon Mobil Corp	164,776	12,294
Halliburton Co	84,336	3,959
Helmerich & Payne	64,989	4,326
Marathon Oil Corp	290,425	4,685
Marathon Petroleum Corp	237,204	17,342
Occidental Petroleum Corp	100,043	6,499
Oceaneering International, Cl A	216,351	4,011
ONEOK Inc	50,000	2,846

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PBF Energy, Cl A	167,746	$5,687
Phillips 66	113,325	10,870
Royal Dutch Shell ADR, Cl A	404,712	25,825
Schlumberger Ltd, Cl A	70,922	4,594
Transocean *(A)	130,505	1,292
Valero Energy Corp	211,817	19,650
Williams Cos Inc	51,872	1,289

		198,452

Financials — 15.9%
Aflac Inc	346,780	15,175
Allstate Corp	59,438	5,635
Ally Financial	59,881	1,626
American Financial Group	39,790	4,465
American International Group	109,104	5,937
Ameriprise Financial Inc	82,444	12,197
Assurant Inc	122,808	11,226
Bank of America Corp	1,550,747	46,507
BB&T Corp	41,703	2,170
Berkshire Hathaway Inc, Cl B *	93,247	18,601
Blackstone Group (A)(B)	44,695	1,428
Brighthouse Financial Inc *	11,764	605
Capital One Financial Corp	113,167	10,844
CIT Group	14,719	758
Citigroup Inc	379,987	25,649
CME Group Inc	117,119	18,943
Cullen/Frost Bankers Inc	23,595	2,503
Discover Financial Services	241,586	17,377
Everest Re Group Ltd	57,218	14,695
FactSet Research Systems	11,209	2,235
Fifth Third Bancorp	478,279	15,185
Goldman Sachs Group Inc	21,644	5,451
Hartford Financial Services Group	101,910	5,250
Huntington Bancshares Inc	321,477	4,854
Intercontinental Exchange Inc	250,350	18,155
Invesco Ltd	126,803	4,059
JPMorgan Chase & Co	478,943	52,669
KeyCorp	816,571	15,964
KKR	266,561	5,411
Lincoln National Corp	182,558	13,338
Marsh & McLennan Cos	138,328	11,425
MetLife Inc	107,888	4,951
Moody’s Corp	288,575	46,547
Morgan Stanley	311,935	16,832
MSCI, Cl A	225,501	33,706
PNC Financial Services Group	46,966	7,103
Principal Financial Group, Cl A	139,391	8,490
Progressive Corp	44,272	2,698
Prudential Financial Inc	112,425	11,642
Regions Financial Corp	507,300	9,426
Reinsurance Group of America, Cl A	61,098	9,409
S&P Global Inc	18,482	3,531

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Santander Consumer USA Holdings	152,330	$2,483
State Street	181,276	18,079
SunTrust Banks Inc	129,324	8,799
T Rowe Price Group Inc	24,474	2,642
Travelers Cos Inc	120,419	16,721
Unum Group	155,168	7,388
US Bancorp	28,418	1,435
Validus Holdings	28,272	1,907
Voya Financial Inc	294,050	14,850
Wells Fargo & Co	368,253	19,300

		618,276

Health Care — 15.1%
Abbott Laboratories	274,129	16,426
AbbVie Inc	92,048	8,712
Aetna Inc, Cl A	56,625	9,570
Alexion Pharmaceuticals Inc *	19,615	2,186
Allergan PLC	21,656	3,644
AmerisourceBergen Corp, Cl A	110,450	9,522
Amgen Inc, Cl A	145,948	24,881
Anthem Inc	79,013	17,359
AstraZeneca PLC ADR	347,314	12,146
Baxter International Inc	180,158	11,717
Becton Dickinson and Co	281,078	60,910
Biogen Inc *	109,633	30,020
Cardinal Health Inc	72,515	4,545
Celgene Corp, Cl A *	245,980	21,944
Centene Corp *	73,877	7,895
Cigna Corp	68,071	11,418
Edwards Lifesciences Corp, Cl A *	20,638	2,879
Eli Lilly & Co	140,360	10,860
Gilead Sciences Inc	120,443	9,080
HCA Healthcare Inc	109,165	10,589
Horizon Pharma PLC *	139,419	1,980
Humana Inc	44,504	11,964
IDEXX Laboratories Inc *	72,356	13,848
Illumina Inc *	39,855	9,423
Intuitive Surgical Inc *	8,418	3,475
IQVIA Holdings Inc *	70,943	6,960
Johnson & Johnson	460,091	58,961
McKesson Corp	31,594	4,451
Merck Co Inc	489,244	26,649
Mettler-Toledo International *	31,398	18,055
Novo Nordisk A/S ADR	152,089	7,490
Pfizer Inc	748,010	26,547
Quest Diagnostics Inc	12,728	1,277
United Therapeutics Corp *	47,682	5,358
UnitedHealth Group Inc	396,675	84,888
Varian Medical Systems Inc *	44,957	5,514
Zimmer Biomet Holdings Inc	83,204	9,073

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis Inc, Cl A	63,768	$5,325

		587,541

Industrials — 9.7%
3M Co	209,633	46,019
AECOM *	38,691	1,379
AerCap Holdings *	175,578	8,905
AGCO	52,600	3,411
Alaska Air Group Inc	97,013	6,011
American Airlines Group Inc	76,487	3,974
Boeing Co	35,817	11,744
Caterpillar, Cl A	47,565	7,010
CoStar Group *	12,000	4,352
Cummins Inc	24,737	4,010
Deere & Co	31,142	4,837
Delta Air Lines Inc, Cl A	360,509	19,759
Eaton Corp PLC	101,803	8,135
Equifax Inc	17,703	2,086
FedEx Corp	20,626	4,953
General Electric Co	224,840	3,031
Graco	568,764	26,004
Harris Corp	25,220	4,067
Huntington Ingalls Industries, Cl A	41,706	10,750
Illinois Tool Works	260,216	40,765
Lockheed Martin Corp	35,370	11,953
LSC Communications	136,086	2,375
ManpowerGroup Inc	22,232	2,559
Masco Corp	44,254	1,790
Norfolk Southern Corp	64,160	8,712
Northrop Grumman Corp	61,242	21,381
Oshkosh	98,940	7,645
Owens Corning	28,000	2,251
Raytheon Co	106,117	22,902
Robert Half International Inc	69,290	4,011
Roper Technologies Inc	15,713	4,410
Southwest Airlines Co, Cl A	177,834	10,186
SPX Corp *	169,689	5,512
Stanley Black & Decker Inc	8,449	1,294
Terex Corp	66,352	2,482
Trinity Industries	90,264	2,945
United Continental Holdings *	134,548	9,347
United Rentals Inc *	13,833	2,389
United Technologies Corp	81,889	10,303
USG *	41,806	1,690
Waste Management Inc	32,151	2,705
WW Grainger Inc	64,211	18,125

		378,169

Information Technology — 21.8%
Activision Blizzard Inc	181,346	12,234
Adobe Systems Inc *	137,412	29,692
Alibaba Group Holding ADR *	8,581	1,575

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alphabet Inc, Cl A *	31,768	$32,948
Alphabet Inc, Cl C *	26,751	27,601
Amdocs Ltd	87,071	5,809
Analog Devices Inc	82,993	7,563
Apple Inc	273,529	45,893
Applied Materials Inc	507,844	28,241
ASML Holding, Cl G	72,233	14,343
Autodesk Inc, Cl A *	9,412	1,182
Automatic Data Processing	156,283	17,735
Broadcom Ltd	27,141	6,396
CA Inc	42,468	1,440
Cars.com *	51,324	1,454
Cisco Systems Inc	569,792	24,438
Citrix Systems Inc *	44,716	4,150
Cognizant Technology Solutions, Cl A	96,335	7,755
Corning Inc, Cl B	234,159	6,528
DST Systems	23,270	1,947
DXC Technology Co	38,661	3,887
eBay Inc *	461,918	18,588
Electronic Arts Inc *	167,706	20,333
Facebook Inc, Cl A *	209,203	33,429
Fiserv Inc, Cl A *	62,000	4,421
Genpact	71,173	2,277
Global Payments Inc	15,901	1,773
Hewlett Packard Enterprise	307,307	5,390
HP Inc	480,394	10,530
Intel Corp	593,058	30,886
International Business Machines Corp	32,924	5,052
Intuit Inc	156,005	27,043
Jabil	43,000	1,235
Juniper Networks Inc	66,060	1,607
Keysight Technologies *	148,082	7,758
KLA-Tencor Corp	50,000	5,450
Lam Research Corp	42,006	8,534
Marvell Technology Group	291,026	6,112
Mastercard Inc, Cl A	372,740	65,289
Microchip Technology Inc (A)	84,833	7,750
Micron Technology Inc *	446,316	23,271
Microsoft Corp	821,259	74,956
Motorola Solutions Inc	22,111	2,328
NVIDIA Corp	14,094	3,264
Oracle Corp, Cl B	267,111	12,220
PayPal Holdings Inc *	279,222	21,185
QUALCOMM Inc	222,762	12,343
Red Hat Inc *	16,812	2,514
salesforce.com Inc *	15,984	1,859
Seagate Technology	112,151	6,563
ServiceNow *	18,268	3,022
Skyworks Solutions Inc	119,968	12,028
Symantec Corp, Cl A	124,913	3,229
Tech Data *	22,300	1,898
Tencent Holdings ADR	375,591	20,015

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teradata *	50,205	$1,992
Texas Instruments Inc	211,061	21,927
VeriSign Inc *(A)	91,384	10,834
Visa Inc, Cl A	417,202	49,906
Vishay Intertechnology (A)	88,686	1,650
Western Digital Corp	72,366	6,677
Workday, Cl A *	8,714	1,108
Yelp Inc, Cl A *	51,177	2,137
Zendesk Inc *	63,012	3,016
Zynga, Cl A *	227,798	834

		847,044

Materials — 4.3%
Cabot	99,097	5,522
Celanese, Cl A	28,298	2,836
DowDuPont Inc	192,015	12,233
Eastman Chemical Co	109,370	11,547
Ecolab Inc	52,198	7,155
Freeport-McMoRan Inc, Cl B	641,661	11,274
Huntsman	312,058	9,128
Ingevity *	14,131	1,041
International Paper Co	367,473	19,634
Louisiana-Pacific	155,746	4,481
LyondellBasell Industries, Cl A	132,110	13,961
Nucor Corp	46,516	2,842
Owens-Illinois *	225,590	4,886
Praxair Inc	61,077	8,813
Reliance Steel & Aluminum	22,781	1,953
Sherwin-Williams Co, Cl A	89,695	35,171
United States Steel	210,334	7,402
Westlake Chemical	14,664	1,630
WestRock Co	84,787	5,441

		166,950

Real Estate — 2.0%
Brandywine Realty Trust ‡	138,389	2,197
CBRE Group, Cl A *	41,173	1,944
Crown Castle International Corp ‡	198,875	21,799
Equinix Inc ‡	41,936	17,535
Hospitality Properties Trust ‡	97,540	2,472
Host Hotels & Resorts Inc ‡	141,505	2,638
Omega Healthcare Investors ‡(A)	126,609	3,423
Public Storage ‡	4,106	823
SBA Communications Corp, Cl A *‡	53,836	9,202
Simon Property Group Inc ‡	6,723	1,038
Welltower Inc ‡	261,961	14,258

		77,329

Telecommunication Services — 0.8%
AT&T Inc	646,359	23,042
T-Mobile US *	70,000	4,273

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verizon Communications Inc	97,068	$4,642

		31,957

Utilities — 1.5%
Ameren Corp	113,300	6,416
American Electric Power	179,636	12,321
CenterPoint Energy Inc	65,000	1,781
Edison International	165,088	10,510
Entergy Corp	36,104	2,844
Exelon Corp	317,795	12,397
FirstEnergy Corp	164,478	5,594
Public Service Enterprise Group	158,869	7,982

		59,845

Total Common Stock (Cost $1,999,037) ($ Thousands)		3,804,655

	Number of Rights

RIGHTS — 0.0%
Safeway CVR - PDC ‡‡	107,954	5

Total Rights (Cost $—) ($ Thousands)		5

	Shares

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
1.750% **†(C)	23,782,105	23,781

Total Affiliated Partnership (Cost $23,780) ($ Thousands)		23,781

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	75,881,271	75,881

Total Cash Equivalent (Cost $75,881) ($ Thousands)		75,881

Total Investments in Securities— 100.5% (Cost $2,098,698) ($ Thousands)		$3,904,322

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Large Cap Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	134	Jun-2018	$17,800	$17,708	$ (92)

S&P Mid Cap 400 Index E-MINI	11	Jun-2018	2,064	2,071	7

			$19,864	$19,779	$ (85)

Percentages are based on Net Assets of $3,883,259 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018 was $23,522 ($ Thousands).

(B)	Security is a Master Limited Partnership. At March 31, 2018, such securities amounted to $1,428 ($ Thousands), or 0.04% of the net assets of the Fund (See Note 2).

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $23,781 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,804,655	$—	$—	$ 3,804,655
Rights	—	5	—	5
Affiliated Partnership	—	23,781	—	23,781
Cash Equivalent	75,881	—	—	75,881

Total Investments in Securities	$3,880,536	$23,786	$—	$ 3,904,322

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$7	$—	$—	$ 7
Unrealized Depreciation	(92)	—	—	(92)

Total Other Financial Instruments	$(85)	$—	$—	$ (85)

* Futures contracts are valued at unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$36,832	$235,971	$(249,020)	$ —	$(2)	$23,781	$82
SEI Daily Income Trust, Government Fund, Class F	162,415	149,004	(235,538)	—	—	75,881	553

Totals	$199,247	$384,975	$(484,558)	$ -	$(2)	$99,662	$635

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	5

SCHEDULE OF INVESTMENTS

March 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 12.4%
Advance Auto Parts Inc	2,700	$320
Amazon.com Inc, Cl A *	14,449	20,913
Aptiv PLC *	9,500	807
AutoZone Inc *	994	645
Best Buy Inc	9,154	641
Booking Holdings Inc *	1,783	3,709
BorgWarner Inc	7,100	357
CarMax Inc *	6,500	403
Carnival Corp	14,684	963
CBS Corp, Cl B	12,326	633
Charter Communications Inc, Cl A *	6,700	2,085
Chipotle Mexican Grill Inc, Cl A *	904	292
Comcast Corp, Cl A	166,696	5,696
Darden Restaurants Inc	4,418	377
Discovery Communications, Cl A *(A)	5,600	120
Discovery Communications, Cl C *	10,904	213
DISH Network Corp, Cl A *	8,100	307
Dollar General Corp	9,300	870
Dollar Tree Inc *	8,454	802
DR Horton Inc	12,158	533
Expedia Group	4,355	481
Foot Locker Inc, Cl A	4,400	200
Ford Motor Co	139,937	1,551
Gap Inc	7,731	241
Garmin Ltd (A)	3,905	230
General Motors Co	45,313	1,647
Genuine Parts Co	5,236	470
Goodyear Tire & Rubber Co	8,693	231
H&R Block Inc	7,613	193
Hanesbrands Inc	12,900	238
Harley-Davidson Inc, Cl A	6,108	262
Hasbro Inc	4,096	345
Hilton Worldwide Holdings	7,300	575
Home Depot Inc	42,045	7,494
Interpublic Group of Cos Inc	14,201	327
Kohl’s Corp	6,056	397
L Brands Inc	8,727	333
Leggett & Platt Inc	4,759	211
Lennar Corp, Cl A	9,816	579
LKQ Corp *	11,000	417
Lowe’s Cos Inc	29,949	2,628
Macy’s Inc	10,764	320
Marriott International, Cl A	10,824	1,472
Mattel Inc (A)	12,531	165
McDonald’s Corp	28,717	4,491
MGM Resorts International	18,500	648
Michael Kors Holdings Ltd *	5,400	335
Mohawk Industries Inc *	2,300	534
Netflix Inc *	15,600	4,607
Newell Brands Inc, Cl B	17,355	442
News Corp	13,975	221

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News Corp, Cl B	4,000	$64
NIKE Inc, Cl B	46,794	3,109
Nordstrom Inc	4,307	209
Norwegian Cruise Line Holdings *	7,500	397
Omnicom Group	8,204	596
O’Reilly Automotive Inc *	3,000	742
PulteGroup Inc	9,599	283
PVH Corp	2,800	424
Ralph Lauren Corp, Cl A	2,005	224
Ross Stores Inc	13,836	1,079
Royal Caribbean Cruises Ltd	6,100	718
Starbucks Corp	50,734	2,937
Tapestry Inc	10,119	532
Target Corp, Cl A	19,528	1,356
Tiffany & Co	3,678	359
Time Warner Inc	28,025	2,651
TJX Inc	22,843	1,863
Tractor Supply Co	4,500	284
TripAdvisor Inc *	3,955	162
Twenty-First Century Fox, Cl A	37,759	1,385
Twenty-First Century Fox, Cl B	15,800	575
Ulta Beauty Inc *	2,100	429
Under Armour Inc, Cl A *(A)	7,005	115
Under Armour Inc, Cl C *(A)	6,449	93
VF Corp	11,765	872
Viacom Inc, Cl B	12,601	391
Walt Disney Co	54,253	5,449
Whirlpool Corp	2,605	399
Wyndham Worldwide Corp	3,602	412
Wynn Resorts Ltd	2,900	529
Yum! Brands Inc	12,070	1,028

		102,637

Consumer Staples — 7.5%
Altria Group Inc	68,573	4,273
Archer-Daniels-Midland Co	19,975	866
Brown-Forman Corp, Cl B	9,465	515
Campbell Soup Co	6,784	294
Church & Dwight Co Inc	8,900	448
Clorox Co	4,642	618
Coca-Cola Co	138,349	6,008
Colgate-Palmolive Co	31,595	2,265
Conagra Brands Inc	14,565	537
Constellation Brands Inc, Cl A	6,200	1,413
Costco Wholesale Corp	15,818	2,981
Coty Inc, Cl A	16,714	306
CVS Health Corp	36,452	2,268
Dr Pepper Snapple Group Inc	6,500	769
Estee Lauder Co, Cl A	8,100	1,213
General Mills Inc	20,386	919
Hershey Co	5,012	496
Hormel Foods Corp	9,508	326

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JM Smucker Co	4,053	$503
Kellogg Co	8,867	576
Kimberly-Clark Corp	12,703	1,399
Kraft Heinz Co	21,408	1,334
Kroger Co	31,836	762
McCormick & Co	4,466	475
Molson Coors Brewing Co, Cl B	6,551	493
Mondelez International Inc, Cl A	53,420	2,229
Monster Beverage Corp *	14,754	844
PepsiCo Inc	51,315	5,601
Philip Morris International	55,887	5,555
Procter & Gamble Co	90,908	7,207
Sysco Corp, Cl A	17,220	1,033
Tyson Foods Inc, Cl A	10,803	791
Walgreens Boots Alliance Inc	30,757	2,014
Walmart Inc	52,361	4,659

		61,990

Energy — 5.6%
Anadarko Petroleum Corp, Cl A	19,585	1,183
Andeavor	5,100	513
Apache Corp	13,600	523
Baker Hughes a GE Co	15,249	423
Cabot Oil & Gas Corp	16,413	394
Chevron Corp	68,823	7,849
Cimarex Energy Co	3,404	318
Concho Resources Inc *	5,400	812
ConocoPhillips	42,160	2,500
Devon Energy Corp	18,813	598
EOG Resources Inc	20,797	2,189
EQT Corp	8,705	414
Exxon Mobil Corp	152,646	11,389
Halliburton Co	31,542	1,481
Helmerich & Payne	3,905	260
Hess Corp	9,575	485
Kinder Morgan Inc	68,782	1,036
Marathon Oil Corp	30,256	488
Marathon Petroleum Corp	17,164	1,255
National Oilwell Varco Inc, Cl A	13,568	499
Newfield Exploration Co *	7,100	173
Noble Energy Inc	17,600	533
Occidental Petroleum Corp	27,464	1,784
ONEOK Inc	14,709	837
Phillips 66	15,175	1,456
Pioneer Natural Resources Co	6,104	1,048
Range Resources Corp	8,300	121
Schlumberger Ltd, Cl A	49,900	3,232
TechnipFMC PLC	15,800	465
Valero Energy Corp	15,508	1,439
Williams Cos Inc	29,469	733

		46,430

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials — 14.5%
Affiliated Managers Group	2,000	$379
Aflac Inc	27,934	1,222
Allstate Corp	12,859	1,219
American Express Co	26,028	2,428
American International Group	32,230	1,754
Ameriprise Financial Inc	5,284	782
Aon PLC	8,829	1,239
Arthur J Gallagher Co	6,500	447
Assurant Inc	2,005	183
Bank of America Corp	344,745	10,339
Bank of New York Mellon Corp	36,499	1,881
BB&T Corp	27,906	1,452
Berkshire Hathaway Inc, Cl B *	69,317	13,827
BlackRock Inc	4,461	2,417
Brighthouse Financial Inc *	3,403	175
Capital One Financial Corp	17,466	1,674
Cboe Global Markets Inc	4,100	468
Charles Schwab Corp	43,036	2,247
Chubb	16,734	2,289
Cincinnati Financial Corp	5,283	392
Citigroup Inc	92,651	6,254
Citizens Financial Group	17,600	739
CME Group Inc	12,240	1,980
Comerica Inc	6,192	594
Discover Financial Services	12,730	916
E*TRADE Financial Corp *	9,652	535
Everest Re Group Ltd	1,500	385
Fifth Third Bancorp	25,111	797
Franklin Resources Inc	11,750	408
Goldman Sachs Group Inc	12,765	3,215
Hartford Financial Services Group	12,986	669
Huntington Bancshares Inc	39,214	592
Intercontinental Exchange Inc	20,905	1,516
Invesco Ltd	14,500	464
JPMorgan Chase & Co	123,600	13,592
KeyCorp	38,383	750
Leucadia National Corp	11,313	257
Lincoln National Corp	7,798	570
Loews Corp	9,862	490
M&T Bank Corp	5,425	1,000
Marsh & McLennan Cos	18,359	1,516
MetLife Inc	37,439	1,718
Moody’s Corp	6,008	969
Morgan Stanley	49,561	2,674
Nasdaq Inc, Cl A	4,200	362
Navient Corp	9,143	120
Northern Trust Corp	7,709	795
People’s United Financial	12,600	235
PNC Financial Services Group	16,984	2,569
Principal Financial Group, Cl A	9,857	600
Progressive Corp	20,885	1,273

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prudential Financial Inc	15,166	$1,571
Raymond James Financial Inc	4,600	411
Regions Financial Corp	40,163	746
S&P Global Inc	9,121	1,743
State Street	13,191	1,316
SunTrust Banks Inc	16,996	1,156
SVB Financial Group, Cl B *	1,900	456
Synchrony Financial	25,563	857
T Rowe Price Group Inc	8,908	962
Torchmark Corp, Cl A	3,839	323
Travelers Cos Inc	9,756	1,355
Unum Group	7,961	379
US Bancorp	56,623	2,860
Wells Fargo & Co	158,215	8,292
Willis Towers Watson PLC	4,721	719
XL Group Ltd	9,305	514
Zions Bancorporation	7,060	372

		119,400

Health Care — 13.5%
Abbott Laboratories	62,819	3,764
AbbVie Inc	57,368	5,430
Aetna Inc, Cl A	11,807	1,995
Agilent Technologies Inc	11,515	770
Alexion Pharmaceuticals Inc *	8,000	892
Align Technology Inc *	2,600	653
Allergan PLC	11,853	1,995
AmerisourceBergen Corp, Cl A	5,796	500
Amgen Inc, Cl A	24,029	4,097
Anthem Inc	9,202	2,022
Baxter International Inc	17,835	1,160
Becton Dickinson and Co	9,571	2,074
Biogen Inc *	7,600	2,081
Boston Scientific Corp *	49,312	1,347
Bristol-Myers Squibb Co	58,892	3,725
Cardinal Health Inc	11,459	718
Celgene Corp, Cl A *	27,005	2,409
Centene Corp *	6,200	663
Cerner Corp *	11,500	667
Cigna Corp	8,771	1,471
Cooper Inc, Cl A	1,800	412
Danaher Corp, Cl A	22,196	2,173
DaVita Inc *	5,305	350
DENTSPLY SIRONA Inc	8,309	418
Edwards Lifesciences Corp, Cl A *	7,600	1,060
Eli Lilly & Co	34,639	2,680
Envision Healthcare Corp *	4,368	168
Express Scripts Holding Co *	20,270	1,400
Gilead Sciences Inc	47,066	3,548
HCA Healthcare Inc	10,105	980
Henry Schein Inc *	5,600	376
Hologic Inc *	9,800	366

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Humana Inc	5,001	$1,345
IDEXX Laboratories Inc *	3,100	593
Illumina Inc *	5,300	1,253
Incyte Corp *	6,300	525
Intuitive Surgical Inc *	4,060	1,676
IQVIA Holdings Inc *	5,200	510
Johnson & Johnson	96,654	12,386
Laboratory Corp of America Holdings *	3,663	593
McKesson Corp	7,469	1,052
Medtronic PLC	48,872	3,921
Merck Co Inc	96,974	5,282
Mettler-Toledo International *	900	518
Mylan NV *	18,415	758
Nektar Therapeutics, Cl A *	5,800	616
PerkinElmer Inc	3,940	298
Perrigo Co PLC	4,804	400
Pfizer Inc	214,556	7,615
Quest Diagnostics Inc	4,924	494
Regeneron Pharmaceuticals *	2,800	964
ResMed Inc	5,100	502
Stryker Corp	11,646	1,874
Thermo Fisher Scientific Inc	14,452	2,984
UnitedHealth Group Inc	34,828	7,453
Universal Health Services, Cl B	3,100	367
Varian Medical Systems Inc *	3,305	405
Vertex Pharmaceuticals Inc *	9,100	1,483
Waters Corp *	2,797	556
Zimmer Biomet Holdings Inc	7,260	792
Zoetis Inc, Cl A	17,646	1,474

		111,053

Industrials — 10.0%
3M Co	21,501	4,720
Acuity Brands Inc	1,500	209
Alaska Air Group Inc	4,400	273
Allegion PLC	3,470	296
American Airlines Group Inc	15,209	790
AMETEK Inc	8,400	638
AO Smith Corp	5,300	337
Arconic Inc	15,278	352
Boeing Co	19,941	6,538
Caterpillar, Cl A	21,606	3,184
CH Robinson Worldwide Inc	5,005	469
Cintas Corp	3,112	531
CSX Corp	31,972	1,781
Cummins Inc	5,644	915
Deere & Co	11,606	1,803
Delta Air Lines Inc, Cl A	23,513	1,289
Dover Corp	5,537	544
Eaton Corp PLC	15,815	1,264
Emerson Electric Co	22,915	1,565
Equifax Inc	4,330	510

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS

March 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Expeditors International of Washington	6,309	$399
Fastenal Co, Cl A	10,309	563
FedEx Corp	8,905	2,138
Flowserve Corp	4,800	208
Fluor Corp	4,944	283
Fortive Corp	10,948	849
Fortune Brands Home & Security	5,600	330
General Dynamics Corp	9,930	2,193
General Electric Co	313,109	4,221
Harris Corp	4,300	693
Honeywell International Inc	27,151	3,924
Huntington Ingalls Industries, Cl A	1,700	438
IHS Markit Ltd *	13,100	632
Illinois Tool Works	11,029	1,728
Ingersoll-Rand PLC	8,904	761
Jacobs Engineering Group Inc	4,304	255
JB Hunt Transport Services Inc	3,100	363
Johnson Controls International	33,209	1,170
Kansas City Southern	3,700	406
L3 Technologies Inc	2,823	587
Lockheed Martin Corp	8,936	3,020
Masco Corp	11,168	452
Nielsen Holdings PLC	12,000	381
Norfolk Southern Corp	10,230	1,389
Northrop Grumman Corp	6,323	2,207
PACCAR Inc	12,791	846
Parker-Hannifin Corp, Cl A	4,771	816
Pentair PLC	5,866	400
Quanta Services Inc *	5,400	185
Raytheon Co	10,373	2,239
Republic Services Inc	8,183	542
Robert Half International Inc	4,432	257
Rockwell Automation Inc	4,630	807
Rockwell Collins Inc	5,878	793
Roper Technologies Inc	3,700	1,039
Snap-on Inc	2,053	303
Southwest Airlines Co, Cl A	19,362	1,109
Stanley Black & Decker Inc	5,540	849
Stericycle Inc, Cl A *	3,104	182
Textron Inc	9,407	555
TransDigm Group Inc (A)	1,800	552
Union Pacific Corp	28,293	3,803
United Continental Holdings *	8,600	597
United Parcel Service, Cl B	24,724	2,588
United Rentals Inc *	3,000	518
United Technologies Corp	26,876	3,382
Verisk Analytics Inc, Cl A *	5,600	582
Waste Management Inc	14,328	1,205
WW Grainger Inc	1,865	526
Xylem Inc	6,400	492

		82,765

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Information Technology — 24.4%
Accenture PLC, Cl A	22,204	$3,408
Activision Blizzard Inc	27,200	1,835
Adobe Systems Inc *	17,741	3,834
Advanced Micro Devices *(A)	29,800	300
Akamai Technologies Inc *	6,204	440
Alliance Data Systems Corp	1,800	383
Alphabet Inc, Cl A *	10,746	11,145
Alphabet Inc, Cl C *	10,970	11,319
Amphenol Corp, Cl A	10,909	940
Analog Devices Inc	13,271	1,209
ANSYS Inc *	3,000	470
Apple Inc	182,782	30,667
Applied Materials Inc	37,750	2,099
Autodesk Inc, Cl A *	7,917	994
Automatic Data Processing	16,059	1,822
Broadcom Ltd	14,846	3,498
CA Inc	10,340	351
Cadence Design Systems Inc *	10,100	371
Cisco Systems Inc	173,661	7,448
Citrix Systems Inc *	4,642	431
Cognizant Technology Solutions, Cl A	21,105	1,699
Corning Inc, Cl B	31,108	867
CSRA Inc	5,938	245
DXC Technology Co	10,230	1,028
eBay Inc *	33,749	1,358
Electronic Arts Inc *	10,978	1,331
F5 Networks Inc, Cl A *	2,200	318
Facebook Inc, Cl A *	86,309	13,791
Fidelity National Information Services, Cl B	11,865	1,143
Fiserv Inc, Cl A *	14,920	1,064
FLIR Systems Inc	4,900	245
Gartner Inc *	3,300	388
Global Payments Inc	5,700	636
Hewlett Packard Enterprise	56,791	996
HP Inc	58,691	1,287
Intel Corp	168,663	8,784
International Business Machines Corp	30,933	4,746
Intuit Inc	8,786	1,523
IPG Photonics Corp *	1,400	327
Juniper Networks Inc	12,200	297
KLA-Tencor Corp	5,571	607
Lam Research Corp	5,922	1,203
Mastercard Inc, Cl A	33,217	5,818
Microchip Technology Inc	8,404	768
Micron Technology Inc *	41,769	2,178
Microsoft Corp	277,289	25,308
Motorola Solutions Inc	5,789	610
NetApp Inc	9,585	591
NVIDIA Corp	21,765	5,041
Oracle Corp, Cl B	108,923	4,983
Paychex Inc	11,469	706

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PayPal Holdings Inc *	40,549	$3,076
Qorvo Inc *	4,600	324
QUALCOMM Inc	53,454	2,962
Red Hat Inc *	6,400	957
salesforce.com Inc *	24,809	2,885
Seagate Technology	10,300	603
Skyworks Solutions Inc	6,604	662
Symantec Corp, Cl A	22,147	573
Synopsys Inc *	5,300	441
Take-Two Interactive Software, Cl A *	4,100	401
TE Connectivity Ltd	12,709	1,270
Texas Instruments Inc	35,366	3,674
Total System Services Inc	5,989	517
VeriSign Inc *	3,000	356
Visa Inc, Cl A	64,918	7,766
Western Digital Corp	10,674	985
Western Union Co	16,334	314
Xerox Corp	7,576	218
Xilinx Inc	9,109	658

		201,492

Materials — 2.8%
Air Products & Chemicals Inc	7,926	1,261
Albemarle Corp	4,000	371
Avery Dennison Corp	3,215	342
Ball Corp	12,472	495
CF Industries Holdings Inc	8,250	311
DowDuPont Inc	84,321	5,372
Eastman Chemical Co	5,120	541
Ecolab Inc	9,334	1,279
FMC Corp	4,800	368
Freeport-McMoRan Inc, Cl B	48,136	846
International Flavors & Fragrances	2,794	383
International Paper Co	14,774	789
LyondellBasell Industries, Cl A	11,604	1,226
Martin Marietta Materials, Cl A	2,300	477
Monsanto Co	15,857	1,850
Mosaic Co	12,409	301
Newmont Mining Corp	19,025	743
Nucor Corp	11,395	696
Packaging Corp of America	3,400	383
PPG Industries Inc	9,090	1,014
Praxair Inc	10,299	1,486
Sealed Air Corp	5,928	254
Sherwin-Williams Co, Cl A	3,016	1,183
Vulcan Materials	4,749	542
WestRock Co	9,084	583

		23,096

Real Estate — 2.7%
Alexandria Real Estate Equities ‡	3,600	449
American Tower, Cl A ‡	15,900	2,311

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management, Cl A ‡	5,539	$226
AvalonBay Communities Inc ‡	5,008	824
Boston Properties Inc ‡	5,500	678
CBRE Group, Cl A *	10,909	515
Crown Castle International Corp ‡	14,904	1,634
Digital Realty Trust Inc, Cl A ‡	7,400	780
Duke Realty Corp ‡	12,700	336
Equinix Inc ‡	2,856	1,194
Equity Residential ‡	13,144	810
Essex Property Trust Inc ‡	2,400	578
Extra Space Storage Inc ‡	4,500	393
Federal Realty Investment Trust ‡	2,600	302
GGP Inc ‡	22,400	458
HCP Inc ‡	16,800	390
Host Hotels & Resorts Inc ‡	26,474	493
Iron Mountain Inc ‡	10,238	336
Kimco Realty Corp ‡	15,613	225
Macerich Co ‡	3,904	219
Mid-America Apartment Communities ‡	4,100	374
Prologis Inc ‡	19,100	1,203
Public Storage ‡	5,433	1,089
Realty Income Corp ‡	10,200	528
Regency Centers Corp ‡	5,399	318
SBA Communications Corp, Cl A *‡	4,200	718
Simon Property Group Inc ‡	11,206	1,730
SL Green Realty Corp ‡	3,200	310
UDR Inc ‡	9,500	338
Ventas Inc ‡	12,932	640
Vornado Realty Trust ‡	6,177	416
Welltower Inc ‡	13,300	724
Weyerhaeuser Co ‡	27,061	947

		22,486

Telecommunication Services — 1.9%
AT&T Inc	221,259	7,888
CenturyLink Inc	34,570	568
Verizon Communications Inc	148,796	7,115

		15,571

Utilities — 2.8%
AES Corp	23,390	266
Alliant Energy Corp	8,400	343
Ameren Corp	8,653	490
American Electric Power	17,615	1,208
American Water Works Co Inc	6,500	534
CenterPoint Energy Inc	15,385	421
CMS Energy Corp	10,201	462
Consolidated Edison Inc	11,133	868
Dominion Energy Inc	23,540	1,587
DTE Energy Co	6,445	673
Duke Energy Corp	25,116	1,946
Edison International	11,857	755

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	5

SCHEDULE OF INVESTMENTS

March 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entergy Corp	6,464	$509
Eversource Energy	11,535	680
Exelon Corp	34,555	1,348
FirstEnergy Corp	15,923	541
NextEra Energy Inc	16,920	2,763
NiSource Inc	11,892	284
NRG Energy Inc	10,713	327
PG&E Corp	18,429	810
Pinnacle West Capital	3,949	315
PPL Corp	25,171	712
Public Service Enterprise Group	18,030	906
SCANA Corp	5,004	188
Sempra Energy	9,170	1,020
Southern Co	36,135	1,614
WEC Energy Group Inc	11,319	710
Xcel Energy Inc	18,136	825

		23,105

Total Common Stock (Cost $350,250) ($ Thousands)		810,025

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
1.211%, 06/07/2018 (B)	$807	$805

Total U.S. Treasury Obligation (Cost $805) ($ Thousands)		805

	Shares

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
1.750% **†(C)	1,531,941	1,532

Total Affiliated Partnership (Cost $1,532) ($ Thousands)		1,532

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	16,081,396	16,081

Total Cash Equivalent (Cost $16,081) ($ Thousands)		16,081

Total Investments in Securities— 100.3% (Cost $368,668) ($ Thousands)		$828,443

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
S&P 500 Index E-MINI	117	Jun-2018	$16,184	$15,462	$(722)

Percentages are based on Net Assets of $825,662 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018 was $1,520 ($ Thousands).

(B)	Security, or position thereof, has been pledged as collateral on open futures contracts.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $1,532 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$810,025	$—	$—	$810,025
U.S. Treasury Obligation	—	805	—	805
Affiliated Partnership	—	1,532	—	1,532
Cash Equivalent	16,081	—	—	16,081

Total Investments in Securities	$826,106	$2,337	$—	$828,443

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(722)	$—	$—	$(722)

Total Other Financial Instruments	$(722)	$—	$—	$(722)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

S&P 500 Index Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/30/2018	Dividend Income
SEI Liquidity Fund, L.P.	$3,765	$5,757	$(7,990)	$—	$—	$1,532	$6
SEI Daily Income Trust, Government Fund, CI F	14,705	33,397	(32,021)	—	—	16,081	74

Totals	$18,470	$39,154	$(40,011)	$-	$-	$17,613	$80

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	7

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 13.1%
1-800-Flowers.com, Cl A *	11,409	$135
Adient	7,524	450
Advance Auto Parts Inc	8,845	1,049
American Axle & Manufacturing Holdings *	33,476	510
American Public Education *	5,314	228
Asbury Automotive Group Inc *	7,333	495
Ascena Retail Group *	54,415	109
At Home Group Inc *	24,156	774
Big Lots (A)	70,117	3,052
Bloomin’ Brands	27,100	658
Boot Barn Holdings Inc *(A)	45,889	814
Bridgepoint Education Inc, Cl A *	65,944	444
Brinker International (A)	15,724	568
Burlington Stores *	3,132	417
Callaway Golf	41,066	672
Camping World Holdings, Cl A	11,543	372
Capella Education	7,423	648
Century Communities *	54,993	1,647
Cheesecake Factory (A)	126,051	6,078
Chegg *	30,968	640
Citi Trends	22,905	708
Conn’s *(A)	67,926	2,309
Cooper-Standard Holdings *	4,896	601
Dave & Buster’s Entertainment *	44,616	1,862
Deckers Outdoor *	22,425	2,019
Del Frisco’s Restaurant Group *	38,014	580
Denny’s Corp, Cl A *	43,372	669
El Pollo Loco Holdings *	50,284	478
Eldorado Resorts *(A)	35,279	1,164
Ethan Allen Interiors	20,342	467
Expedia Group	3,717	410
Express *	53,292	382
Extended Stay America	31,356	620
Five Below Inc *	8,987	659
Gannett Co Inc	43,493	434
Genesco Inc *	6,359	258
Gentherm *	55,183	1,873
Goodyear Tire & Rubber Co	15,742	418
Graham Holdings, Cl B	1,033	622
Grand Canyon Education Inc *	8,958	940
Group 1 Automotive	7,712	504
Guess? Inc, Cl 3	20,217	419
H&R Block Inc	15,930	405
Hamilton Beach Brands Holding Co, Cl A	306	6
Helen of Troy *	6,535	569
Hibbett Sports *	22,948	550
Horizon Global Corp *	47,887	395
Jack in the Box	19,808	1,690
Johnson Outdoors, Cl A	5,189	322
K12 *	26,771	380
La-Z-Boy, Cl Z	18,489	554

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LCI Industries	22,873	$2,382
Lear	8,803	1,638
LKQ Corp *	64,528	2,449
M/I Homes *	16,946	540
Marriott Vacations Worldwide	4,724	629
Matthews International Corp, Cl A	10,648	539
Michael Kors Holdings Ltd *	9,905	615
Michaels *	25,818	509
Modine Manufacturing *	29,643	627
Murphy USA *	18,354	1,336
New York Times Co, Cl A	7,963	192
Nexstar Media Group, Cl A	14,891	990
Office Depot	119,622	257
Ollie’s Bargain Outlet Holdings *	11,643	702
Oxford Industries, Cl A	27,988	2,087
Planet Fitness, Cl A *	21,402	808
Polaris Industries	9,158	1,049
Pool	25,022	3,659
Red Robin Gourmet Burgers Inc *	28,963	1,680
Shutterfly *	37,359	3,035
Signet Jewelers (A)	23,327	899
Six Flags Entertainment	16,241	1,011
Skechers U.S.A., Cl A *	54,587	2,123
Sonic Automotive, Cl A	8,748	166
Steven Madden Ltd	13,429	590
Stoneridge *	26,792	739
Strayer Education Inc	6,940	701
Tailored Brands	26,547	665
Taylor Morrison Home, Cl A *	18,420	429
Tenneco	9,985	548
Tilly’s, Cl A *	8,835	100
TopBuild *	8,235	630
Tower International	18,844	523
Tractor Supply Co	15,100	952
tronc *	6,439	106
Urban Outfitters *	18,041	667
Vail Resorts	9,411	2,086
Vista Outdoor *	15,035	245
Weight Watchers International *	11,541	735
William Lyon Homes, Cl A *	53,612	1,474
World Wrestling Entertainment, Cl A (A)	19,098	688
ZAGG *	57,068	696

		85,523

Consumer Staples — 3.0%
Andersons	17,988	595
B&G Foods, Cl A (A)	16,874	400
Central Garden & Pet, Cl A *	73,714	2,920
Darling Ingredients *	32,410	561
Dean Foods	14,385	124
Energizer Holdings	12,520	746
Fresh Del Monte Produce	11,949	541

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hain Celestial Group *	114,796	$3,681
Hostess Brands, Cl A *	300,988	4,452
Ingles Markets, Cl A	3,725	126
Ingredion Inc	4,232	546
Lamb Weston Holdings	11,089	646
Medifast Inc	8,102	757
Nu Skin Enterprises, Cl A	3,966	292
Performance Food Group *	19,213	573
Pilgrim’s Pride *	15,228	375
Sanderson Farms	7,698	916
SpartanNash	10,423	179
SUPERVALU *	11,760	179
TreeHouse Foods *	12,677	485
United Natural Foods *	2,656	114

		19,208

Energy — 2.8%
Arch Coal	12,080	1,110
C&J Energy Services *	17,956	464
California Resources *(A)	13,580	233
Callon Petroleum *	50,057	663
Carrizo Oil & Gas *	129,702	2,075
CVR Energy (A)	3,464	105
Diamondback Energy, Cl A	4,966	628
Gulfport Energy *	243,811	2,353
Matrix Service Co *	26,335	361
McDermott International *	16,415	100
Midstates Petroleum *	9,163	122
Overseas Shipholding Group Inc, Cl A *	63,116	179
Par Pacific Holdings *	27,600	474
PBF Energy, Cl A	59,800	2,027
Peabody Energy	14,200	518
Penn Virginia Corp *	10,355	363
Range Resources Corp	37,511	545
Renewable Energy Group *	10,883	139
REX American Resources *	5,273	384
SandRidge Energy *	26,611	386
Select Energy Services Inc, Cl A *	30,920	390
Southwestern Energy *	217,692	943
SRC Energy *	88,321	833
W&T Offshore *	42,927	190
Whiting Petroleum *	58,257	1,972
World Fuel Services	21,641	531

		18,088

Financials — 16.6%
1st Source	2,452	124
AGNC Investment ‡	29,066	550
American Equity Investment Life Holding	125,216	3,676
American Financial Group	5,641	633
AMERISAFE Inc	4,821	266
Argo Group International Holdings	11,110	638

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Assured Guaranty	18,984	$687
Axis Capital Holdings	11,716	675
Banc of California Inc (A)	27,327	527
BancFirst	2,339	124
Bancorp *	87,583	946
Bank of NT Butterfield & Son Ltd/The	70,985	3,186
Bank of the Ozarks Inc	56,728	2,738
BankUnited	134,964	5,396
BGC Partners, Cl A	35,929	483
Blackstone Mortgage Trust, Cl A (A) ‡	27,364	860
BofI Holding *(A)	48,071	1,948
Carolina Financial Corp	15,771	620
CenterState Bank	22,031	585
Central Pacific Financial	20,833	593
Chemical Financial Corp (A)	10,991	601
Chimera Investment ‡	31,542	549
City Holding	8,555	587
CNO Financial Group	132,728	2,876
CoBiz Financial	6,448	126
Commerce Bancshares	10,563	633
Community Trust Bancorp	2,662	120
Cowen, Cl A *(A)	77,214	1,019
Credit Acceptance, Cl A *	1,896	626
Customers Bancorp *	21,542	628
Dime Community Bancshares	27,390	504
Donnelley Financial Solutions *	6,167	106
E*TRADE Financial Corp *	11,981	664
Eagle Bancorp *	27,008	1,616
East West Bancorp Inc	2,021	126
Employers Holdings	12,218	494
Enova International *	10,795	238
Enstar Group *	2,758	580
Enterprise Financial Services	13,677	641
Everest Re Group Ltd	2,790	717
Ezcorp, Cl A *	9,834	130
FB Financial *	3,113	126
Federal Agricultural Mortgage, Cl C	7,837	682
Federated Investors, Cl B	17,154	573
Financial Institutions	4,051	120
First BanCorp/Puerto Rico *	104,767	631
First Busey	18,997	565
First Citizens BancShares, Cl A	1,973	815
First Commonwealth Financial	167,897	2,372
First Defiance Financial Corp	4,981	286
First Financial Corp/IN	2,732	114
First Horizon National Corp	40,945	771
First Interstate BancSystem, Cl A	15,061	596
First Merchants	13,795	575
FirstCash	10,230	831
Flushing Financial	4,522	122
FNB (Pennsylvania)	422,191	5,679
Franklin Financial Network Inc *	3,466	113

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Genworth Financial, Cl A *	118,827	$336
Great Southern Bancorp	2,538	127
Great Western Bancorp	66,969	2,697
Green Dot Corp, Cl A *	9,745	625
Hamilton Lane Inc, Cl A	3,376	126
Hanmi Financial	18,966	583
Hanover Insurance Group, Cl A	7,091	836
Heartland Financial USA	11,750	623
Hercules Capital, Cl A	44,919	544
Heritage Commerce	38,813	640
Heritage Financial	41,127	1,259
Home BancShares	41,581	948
HomeStreet Inc *	19,597	561
IBERIABANK	11,479	895
Independent Bank	27,428	628
Infinity Property & Casualty Corp	6,155	729
International. FCStone *	13,635	582
Investment Technology Group Inc	30,832	609
Lakeland Financial	11,939	552
LPL Financial Holdings Inc	11,518	703
Maiden Holdings	16,941	110
MB Financial	13,005	526
MFA Financial ‡	73,517	554
MGIC Investment *	47,881	622
Moelis & Co, Cl A	6,155	313
National General Holdings	214,817	5,222
National Western Life Group, Cl A	1,723	525
Nelnet, Cl A	2,431	127
New Residential Investment ‡	33,120	545
OFG Bancorp	380,821	3,980
PennyMac Financial Services, Cl A *	27,271	618
Piper Jaffray	4,310	358
PJT Partners	12,979	650
Popular	16,839	701
Preferred Bank/Los Angeles CA	9,273	595
Radian Group	29,201	556
Regional Management *	4,376	139
Reinsurance Group of America, Cl A	3,685	568
RenaissanceRe Holdings	5,362	743
Safety Insurance Group	7,324	563
Sandy Spring Bancorp	15,095	585
Santander Consumer USA Holdings	23,018	375
Selective Insurance Group	5,385	327
State Bank Financial Corp	4,300	129
Sterling Bancorp/DE	51,643	1,165
Stewart Information Services	14,033	617
Synovus Financial	12,044	602
TCF Financial	29,863	681
Third Point Reinsurance Ltd *	45,670	637
Tompkins Financial	7,775	589
Torchmark Corp, Cl A	6,614	557
TriCo Bancshares	14,616	544

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Triumph Bancorp *	16,828	$693
TrustCo Bank NY	67,279	569
Two Harbors Investment ‡	36,485	561
Umpqua Holdings	140,401	3,006
United Community Banks	3,961	125
United Fire Group Inc	2,872	137
Universal Insurance Holdings	22,562	720
Univest Corp of Pennsylvania	22,635	627
Validus Holdings	14,313	965
Virtu Financial, Cl A (A)	28,503	941
Voya Financial Inc	11,965	604
Waddell & Reed Financial, Cl A (A)	20,999	424
Walker & Dunlop	13,724	816
Western Alliance Bancorp *	10,912	634
White Mountains Insurance Group Ltd	528	434
Wintrust Financial	30,370	2,613
World Acceptance *	6,409	675
Zions Bancorporation	11,796	622

		108,399

Health Care — 17.1%
Abaxis Inc	7,332	518
Acadia Healthcare, Cl A *(A)	59,850	2,345
Aclaris Therapeutics Inc *	15,459	271
Aerie Pharmaceuticals *	26,972	1,463
AMAG Pharmaceuticals *(A)	126,160	2,542
AMN Healthcare Services *	49,115	2,787
Analogic	7,302	700
Array BioPharma *	46,453	758
Avexis *	5,500	680
AxoGen Inc *	22,431	819
BioMarin Pharmaceutical *	9,666	784
BioTelemetry Inc *	49,284	1,530
Bluebird Bio *	5,299	905
Blueprint Medicines *	6,834	627
Cambrex Corp *	5,435	284
Charles River Laboratories International *	5,747	613
Clearside Biomedical *	40,757	437
Clovis Oncology *	10,952	578
Collegium Pharmaceutical *(A)	49,110	1,255
Community Health Systems *(A)	47,262	187
Concert Pharmaceuticals *	22,627	518
Conmed	11,442	725
Cooper Inc, Cl A	2,800	641
Cutera Inc *	13,117	659
Cymabay Therapeutics Inc *	66,553	864
Diplomat Pharmacy *	5,085	102
Eagle Pharmaceuticals *	2,193	116
Emergent BioSolutions Inc *	71,769	3,779
Enanta Pharmaceuticals *	6,374	516
Encompass Health Corp	47,647	2,724
Envision Healthcare Corp *	28,520	1,096

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Esperion Therapeutics Inc *	12,273	$888
Fate Therapeutics *	53,923	526
G1 Therapeutics *	21,847	809
Global Blood Therapeutics Inc *	13,272	641
Globus Medical, Cl A *	13,878	691
Haemonetics Corp *	11,350	830
Halyard Health *	12,354	569
HealthEquity *	7,168	434
Heron Therapeutics Inc *	27,782	767
ICU Medical *	3,872	977
ImmunoGen *	65,010	684
Inogen *	5,015	616
Insmed *	10,233	230
Insulet *	8,506	737
Integer Holdings *	17,785	1,006
Integra LifeSciences Holdings *	33,190	1,837
Intersect ENT Inc *	18,365	722
Iovance Biotherapeutics *	51,162	865
iRhythm Technologies Inc *	11,275	710
Jazz Pharmaceuticals PLC *	4,302	650
Keryx Biopharmaceuticals Inc *(A)	138,084	565
Lannett *(A)	181,502	2,913
Lantheus Holdings *	54,655	869
LHC Group Inc *	6,622	408
Ligand Pharmaceuticals *(A)	44,433	7,339
LivaNova *	5,286	468
Loxo Oncology *	5,372	620
Luminex Corp	31,189	657
Madrigal Pharmaceuticals Inc *	7,746	905
Magellan Health *	21,925	2,348
Masimo *	1,359	119
Meridian Bioscience Inc	42,237	600
Merit Medical Systems *	13,685	621
MiMedx Group Inc *(A)	17,992	125
Molina Healthcare *	24,688	2,004
MyoKardia *	11,254	549
Myriad Genetics *	17,925	530
National HealthCare	2,064	123
Nektar Therapeutics, Cl A *	61,545	6,540
NeoGenomics *	199,209	1,626
Neos Therapeutics *(A)	31,056	258
Neurocrine Biosciences *	11,333	940
Omnicell *	16,199	703
Orthofix International NV *	11,989	705
Owens & Minor	15,843	246
Pacira Pharmaceuticals *	21,840	680
Patterson	16,916	376
PDL BioPharma *	173,403	510
Penumbra *	4,962	574
PerkinElmer Inc	7,547	571
Phibro Animal Health, Cl A	22,215	882
Pieris Pharmaceuticals *	74,575	509

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PRA Health Sciences *	7,229	$600
Premier, Cl A *	48,914	1,531
Prestige Brands Holdings Inc, Cl A *	113,530	3,828
Progenics Pharmaceuticals Inc *	61,467	458
Puma Biotechnology *	13,458	916
QIAGEN *	18,978	613
Quality Systems Inc *	42,734	583
Quidel Corp *	13,853	718
Revance Therapeutics *	17,500	539
Sage Therapeutics *	5,899	950
Sangamo Therapeutics Inc *	35,527	675
Sarepta Therapeutics *	14,801	1,097
Supernus Pharmaceuticals *	124,257	5,691
Tabula Rasa HealthCare Inc *	19,927	773
Teladoc Inc *(A)	19,077	769
Teleflex Inc	12,469	3,179
Tenet Healthcare *	31,368	761
Triple-S Management, Cl B *	25,994	679
United Therapeutics Corp *	4,518	508
Varex Imaging *	6,197	222
Vericel *	61,190	609
ViewRay Inc *(A)	–	—
WaVe Life Sciences Ltd *(A)	13,470	540
WellCare Health Plans Inc *	2,838	549
Zogenix Inc *	15,167	607

		111,290

Industrials — 17.0%
AAR	13,866	612
ACCO Brands	80,323	1,008
Actuant, Cl A	22,477	523
AECOM *	23,856	850
Aegion, Cl A *	15,169	348
AGCO	8,720	565
Aircastle	26,258	521
Alamo Group	5,488	603
Altra Industrial Motion Corp	20,216	929
Apogee Enterprises	81,978	3,554
ArcBest	17,466	560
Atlas Air Worldwide Holdings *	64,151	3,878
Axon Enterprise *	11,986	471
Barnes Group	9,355	560
BMC Stock Holdings *	36,141	707
Briggs & Stratton	25,313	542
Brink’s	33,015	2,356
Builders FirstSource *	49,062	973
BWX Technologies Inc, Cl W	10,332	656
CAI International *	23,990	510
Carlisle	1,936	202
Chart Industries *	5,451	322
Clean Harbors *	11,080	541
Copa Holdings, Cl A	4,266	549

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CoStar Group *	2,009	$729
CRA International	2,474	129
Crane, Cl A	6,823	633
Cubic Corp	9,734	619
Curtiss-Wright Corp	14,591	1,971
Deluxe (A)	28,415	2,103
Dycom Industries *	7,516	809
EMCOR Group	36,799	2,868
Encore Wire	2,328	132
Ennis	29,919	589
EnPro Industries Inc	28,131	2,177
Esterline Technologies *	21,653	1,584
Federal Signal	10,776	237
Fortress Transportation & Infrastructure Investors	68,229	1,088
FreightCar America Inc, Cl A *	16,159	217
Generac Holdings Inc *	12,132	557
Global Brass & Copper Holdings	19,234	643
Granite Construction Inc	9,812	548
Greenbrier (A)	5,110	257
H&E Equipment Services Inc	17,716	682
Hawaiian Holdings	14,031	543
Hexcel Corp, Cl A	9,723	628
Hub Group Inc, Cl A *	8,496	356
Hubbell, Cl B	4,616	562
Huntington Ingalls Industries, Cl A	3,200	825
Huron Consulting Group Inc *	14,613	557
Hyster-Yale Materials Handling	7,366	515
ICF International, Cl A	11,880	694
Insperity Inc, Cl A	8,394	584
Insteel Industries	53,542	1,479
ITT	19,395	950
JetBlue Airways *	94,450	1,919
Kadant Inc	6,269	592
Kelly Services, Cl A	22,636	657
KLX *	9,130	649
Knight-Swift Transportation Holdings Inc, Cl A	14,199	653
Korn/Ferry International	42,613	2,198
LB Foster, Cl A *	24,952	588
LSC Communications	16,828	294
Lydall *	2,565	124
Macquarie Infrastructure	9,944	367
ManpowerGroup Inc	4,706	542
Marten Transport	29,308	668
Masonite International Corp *	44,972	2,759
MasTec *	28,372	1,335
Mcgrath Rentcorp	7,332	394
Meritor *	75,929	1,561
Milacron Holdings Corp *	125,941	2,536
Moog, Cl A	7,239	597
MSC Industrial Direct, Cl A	6,821	626

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MYR Group Inc *	3,695	$114
National Presto Industries (A)	6,033	566
Old Dominion Freight Line, Cl A	4,579	673
On Assignment *	64,698	5,297
Oshkosh	7,002	541
Owens Corning	6,734	541
PGT *	11,063	206
Quad/Graphics Inc	10,710	271
Quanta Services Inc *	16,385	563
Regal Beloit	9,336	685
RPX	46,522	497
Rush Enterprises, Cl A *	42,257	1,796
Saia *	8,519	640
Sensata Technologies Holding *	11,931	618
SiteOne Landscape Supply Inc *	8,338	642
SkyWest	10,741	584
Snap-on Inc	3,519	519
SP Plus *	14,713	524
Spartan Motors	22,216	382
Spirit AeroSystems Holdings, Cl A	6,693	560
SPX FLOW *	16,535	813
Standex International Corp	20,369	1,942
Steelcase, Cl A	40,564	552
Team *(A)	64,982	894
Teledyne Technologies *	3,343	626
Tetra Tech Inc	69,913	3,422
TransDigm Group Inc *(A)	7,813	2,398
TriMas Corp *	22,649	595
Triumph Group (A)	50,252	1,266
TrueBlue *	24,959	646
Tutor Perini *	12,980	286
Valmont Industries	3,491	511
Vectrus *	20,245	754
Viad	10,413	546
Wabash National	28,184	587
WageWorks *	46,523	2,103
Watts Water Technologies Inc, Cl A	10,274	798
Werner Enterprises	16,196	591
XPO Logistics *	65,599	6,679
YRC Worldwide *	114,345	1,010

		110,902

Information Technology — 19.4%
2U *	12,305	1,034
ACI Worldwide *	27,617	655
Acxiom *	110,552	2,511
ADTRAN	26,586	413
Alpha & Omega Semiconductor *	8,825	136
Alteryx, Cl A *	19,820	677
Amkor Technology *	61,723	625
Anixter International *	7,258	550
Arrow Electronics Inc, Cl A *	6,986	538

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	5

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avaya Holdings *	14,144	$317
Avnet	14,463	604
Benchmark Electronics	16,609	496
Blackhawk Network Holdings, Cl A *	35,439	1,584
Blackline Inc *	13,760	540
Blucora Inc *	23,895	588
Box, Cl A *	41,883	861
CACI International, Cl A *	7,701	1,166
CalAmp *	153,157	3,504
Carbonite *	21,229	611
Cimpress *	15,615	2,416
Cohu	26,809	612
Comtech Telecommunications	28,132	841
Control4 *	21,188	455
Convergys	28,220	638
Cornerstone OnDemand *	52,411	2,050
Cree Inc *	3,069	124
Criteo SA ADR *(A)	66,903	1,729
Cypress Semiconductor	126,626	2,148
Diebold Nixdorf (A)	32,268	497
Diodes *	21,599	658
DST Systems	6,005	502
Echo Global Logistics Inc *	24,509	676
Electro Scientific Industries Inc *	7,838	152
EMCORE *	23,678	135
Entegris	19,885	692
Envestnet *	11,348	650
Etsy *	28,574	802
Everbridge *	21,414	784
Everi Holdings *	16,602	109
EVERTEC *	45,146	738
Fair Isaac *	2,744	465
Finisar *	111,673	1,766
FireEye *	229,506	3,886
First Solar *	8,804	625
Five9 *	128,132	3,817
FLIR Systems Inc	12,838	642
Gartner Inc *	4,929	580
GrubHub *	11,591	1,176
GTT Communications *	17,419	988
HubSpot Inc *	7,562	819
Insight Enterprises *	16,738	585
Instructure *	18,869	795
Integrated Device Technology *	179,424	5,483
j2 Global	20,411	1,611
Jabil	21,368	614
Littelfuse	3,064	638
Lumentum Holdings *	10,350	660
MACOM Technology Solutions Holdings *(A)	92,234	1,531
ManTech International Corp/VA, Cl A	12,452	691
Marvell Technology Group	27,107	569
MAXIMUS	66,980	4,470

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Methode Electronics Inc	3,107	$121
MicroStrategy, Cl A *	4,379	565
MINDBODY Inc, Cl A *	18,287	711
MKS Instruments	6,718	777
MoneyGram International Inc *	11,199	97
MongoDB, Cl A *	13,929	605
Monolithic Power Systems	5,258	609
Monotype Imaging Holdings Inc	25,593	575
Nanometrics *	23,422	630
National Instruments	4,464	226
NCR *	24,593	775
NETGEAR *	2,283	131
New Relic *	10,376	769
Novanta Inc *	11,814	616
Nutanix, Cl A *	21,530	1,057
Okta, Cl A *	16,870	672
ON Semiconductor *	227,901	5,574
Paycom Software *	7,609	817
Perficient *	104,787	2,402
Photronics *	70,458	581
Plexus *	9,478	566
Progress Software Corp	12,748	490
Proofpoint *	22,794	2,591
Pure Storage, Cl A *	31,192	622
QAD, Cl A	15,780	657
Qualys Inc *	10,113	736
QuinStreet *	9,575	122
Rapid7 *	36,199	926
RealPage *	13,338	687
RingCentral, Cl A *	18,936	1,202
Rudolph Technologies *	26,759	741
SailPoint Technologies Holding *	31,242	646
Sanmina *	18,813	492
ScanSource *	27,888	991
Science Applications International Corp	8,059	635
Semtech Corp *	97,642	3,813
Shutterstock *	17,782	856
Stamps.com Inc *	19,686	3,958
Super Micro Computer *	123,817	2,105
Sykes Enterprises Inc *	19,228	556
Synaptics *	19,902	910
Synchronoss Technologies *	13,370	141
SYNNEX	7,806	924
Systemax Inc	20,608	588
Tech Data *	6,163	525
Teradyne	14,489	662
Trade Desk Inc/The, Cl A *(A)	16,353	811
Travelport Worldwide	45,508	744
TTEC Holdings	3,226	99
Twilio Inc, Cl A *(A)	18,974	724
Ultra Clean Holdings Inc *	5,116	98
Unisys *	11,258	121

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
USA Technologies *	72,289	$651
Varonis Systems *	11,972	724
VeriFone Systems *	242,240	3,726
Viavi Solutions Inc *	67,454	656
Virtusa Corp *	18,035	874
Vishay Intertechnology	18,028	335
Wix.com Ltd *	15,769	1,254
WNS Holdings Ltd ADR *	16,795	761
Zebra Technologies, Cl A *	8,673	1,207
Zendesk Inc *	18,831	901

		126,367

Materials — 3.1%
AdvanSix *	20,370	708
Alcoa *	11,386	512
Allegheny Technologies *	29,811	706
Avery Dennison Corp	5,281	561
Boise Cascade	9,343	361
Cabot	7,406	413
Clearwater Paper *	3,388	132
Commercial Metals, Cl A	43,630	893
Ferroglobe Representation *	56,257	—
FutureFuel Corp	3,082	37
HB Fuller	10,784	536
Huntsman	18,799	550
Ingevity *	34,187	2,519
Innophos Holdings	12,621	508
KMG Chemicals	9,828	589
Louisiana-Pacific	22,322	642
LSB Industries *	106,051	650
Materion Corp	12,262	626
Olin	16,677	507
Owens-Illinois *	56,387	1,221
PH Glatfelter	5,658	116
Rayonier Advanced Materials Inc	8,816	189
Reliance Steel & Aluminum	7,252	622
Silgan Holdings	20,334	566
Sonoco Products	10,767	522
Steel Dynamics	7,353	325
Stepan Co	7,924	659
SunCoke Energy *	21,375	230
TimkenSteel Corp *	7,351	112
Trinseo	8,048	596
United States Steel	10,118	356
US Concrete *(A)	31,698	1,915
Valvoline (A)	42,539	941
WR Grace	8,337	511

		20,331

Real Estate — 2.8%
Agree Realty ‡	12,050	579
Alexander’s ‡	1,636	624

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alexandria Real Estate Equities ‡	5,165	$645
Camden Property Trust ‡	6,441	542
CBL & Associates Properties (A) ‡	55,075	230
Chesapeake Lodging Trust ‡	4,720	131
Columbia Property Trust ‡	29,576	605
CoreCivic ‡	20,549	401
Corporate Office Properties Trust ‡	19,861	513
DCT Industrial Trust ‡	11,440	645
Duke Realty Corp ‡	21,508	570
Education Realty Trust ‡	18,754	614
EPR Properties, Cl A ‡	8,858	491
Equity Commonwealth * ‡	19,584	601
First Industrial Realty Trust ‡	18,490	540
Four Corners Property Trust ‡	26,815	619
GEO Group ‡	17,316	354
Getty Realty ‡	21,084	532
HFF, Cl A *	2,679	133
Invitation Homes ‡	28,456	650
Jones Lang LaSalle	4,120	720
Kilroy Realty ‡	7,927	562
LaSalle Hotel Properties ‡	19,037	552
Lexington Realty Trust ‡	57,677	454
Liberty Property Trust ‡	13,335	530
Medical Properties Trust ‡	79,390	1,032
Park Hotels & Resorts ‡	52,043	1,406
Potlatch Deltic Corp ‡	4,481	233
Rayonier ‡	19,082	671
Sun Communities ‡	7,411	677
Sunstone Hotel Investors ‡	35,431	539
Washington Prime Group ‡	55,419	370
Xenia Hotels & Resorts Inc ‡	29,454	581

		18,346

Telecommunication Services — 0.8%
8x8 Inc *	35,267	658
Boingo Wireless Inc *	131,098	3,247
Cogent Communications Holdings	13,339	579
Telephone & Data Systems	22,038	618

		5,102

Utilities — 2.1%
American States Water	11,767	624
Avista	11,397	584
Black Hills, Cl A	10,313	560
Great Plains Energy	17,320	551
Hawaiian Electric Industries	58,640	2,016
IDACORP, Cl A	6,078	537
MGE Energy	9,122	512
New Jersey Resources	3,362	135
NorthWestern	9,325	502
ONE Gas	9,377	619
Pinnacle West Capital	5,861	468

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	7

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Portland General Electric	77,082	$ 3,123
SJW Group	11,069	583
Southwest Gas Holdings	4,215	285
UGI	14,887	661
Unitil	12,895	598
Vistra Energy *	53,947	1,124
WGL Holdings	1,512	126

		13,608

Total Common Stock (Cost $575,473) ($ Thousands)		637,164

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Allos Therapeutics ‡‡	46	—

Total Rights (Cost $—) ($ Thousands)		—

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 6.1%
SEI Liquidity Fund, L.P.
1.750% **†(B)	39,568,659	$39,563

Total Affiliated Partnership (Cost $39,568) ($ Thousands)		39,563

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	15,395,052	15,395

Total Cash Equivalent (Cost $15,395) ($ Thousands)		15,395

Total Investments — 106.3% (Cost $630,436) ($ Thousands)		$692,122

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	4	Jun-2018	$307	$306	$ (1)

Percentages are based on Net Assets of $651,399 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018 was $39,599 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $39,563 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$637,164	$—	$—	$ 637,164
Rights	—	—	—	—
Affiliated Partnership	—	39,563	—	39,563
Cash Equivalent	15,395	—	—	15,395

Total Investments in Securities	$652,559	$39,563	$—	$ 692,122

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(1)	$—	$—	$ (1)

Total Other Financial Instruments	$(1)	$—	$—	$ (1)

* Futures contracts are valued at the unrealized depreciation on the instrument.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Fund (Continued)

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$60,702	$86,698	$(107,832)	$—	$ (5)	$39,563	$284
SEI Daily Income Trust, Government Fund, Cl F	45,089	84,712	(114,406)	—	—	15,395	159

Totals	$105,791	$171,410	$(222,238)	$-	$ (5)	$54,958	$443

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	9

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Consumer Discretionary — 12.4%
1-800-Flowers.com, Cl A *	11,658	$138
Aaron’s	34,076	1,588
Adient (A)	4,669	279
AMC Networks, Cl A *	11,781	609
American Axle & Manufacturing Holdings *	92,078	1,401
American Outdoor Brands *	18,394	190
American Public Education *	12,629	543
Beazer Homes USA, Cl A *	40,967	653
Big 5 Sporting Goods (A)	24,367	177
Big Lots (A)	57,882	2,520
Bloomin’ Brands	41,004	996
Brinker International (A)	19,211	693
Capella Education	2,516	220
Century Communities *	12,283	368
Cheesecake Factory (A)	34,886	1,682
Children’s Place	3,809	515
Citi Trends	16,936	523
Cooper-Standard Holdings *	25,455	3,126
CSS Industries	29,316	513
Dana	82,365	2,122
Deckers Outdoor *	7,782	701
Del Frisco’s Restaurant Group *	27,417	418
Denny’s Corp, Cl A *	27,622	426
Dick’s Sporting Goods	11,445	401
El Pollo Loco Holdings *	27,568	262
Ethan Allen Interiors	15,156	348
Express *	47,705	342
Extended Stay America	21,097	417
GameStop, Cl A (A)	19,222	243
Gentherm *	30,046	1,020
Goodyear Tire & Rubber Co	10,433	277
Graham Holdings, Cl B	641	386
Group 1 Automotive	11,341	741
Haverty Furniture	44,451	896
Helen of Troy *	4,055	353
Hibbett Sports *	18,363	440
K12 *	18,120	257
La-Z-Boy, Cl Z	30,327	908
Lear	2,710	504
Lithia Motors, Cl A	16,231	1,631
M/I Homes *	10,515	335
Marriott Vacations Worldwide	2,742	365
MDC Holdings	25,546	713
MDC Partners, Cl A *	30,612	220
Meritage Homes *	8,656	392
Michael Kors Holdings Ltd *	5,938	369
Modine Manufacturing *	39,944	845
MSG Networks *	19,282	436
Murphy USA *(A)	8,038	585
Nexstar Media Group, Cl A (A)	38,175	2,539
Office Depot	275,901	593

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sally Beauty Holdings *(A)	40,717	$670
Signet Jewelers (A)	16,510	636
Six Flags Entertainment (A)	36,963	2,301
Skechers U.S.A., Cl A *	35,941	1,398
Sonic Automotive, Cl A	32,356	613
Stoneridge *	68,344	1,886
Tailored Brands	16,318	409
Tempur Sealy International *(A)	10,829	490
Tenneco	8,467	465
Tilly’s, Cl A	7,151	81
Tower International	21,949	609
tronc *	4,658	76
Urban Outfitters *	11,196	414
Vera Bradley *	36,343	386
Wendy’s	43,739	768
Williams-Sonoma	8,897	469
ZAGG *	26,765	326

		49,216

Consumer Staples — 3.7%
Andersons	9,893	327
Central Garden & Pet, Cl A *	12,964	513
Dean Foods	32,237	278
Energizer Holdings	8,241	491
Fresh Del Monte Produce	22,244	1,006
Hostess Brands, Cl A *	109,777	1,624
HRG Group *	124,036	2,045
Ingles Markets, Cl A	16,429	556
Ingredion Inc	2,626	339
Lamb Weston Holdings	6,127	357
Pilgrim’s Pride *(A)	4,265	105
Pinnacle Foods	40,836	2,209
Sanderson Farms (A)	26,208	3,119
SpartanNash	43,092	742
SUPERVALU *(A)	16,938	258
United Natural Foods *	9,940	427
Village Super Market, Cl A	3,135	83

		14,479

Energy — 5.1%
Arch Coal (A)	11,703	1,075
Callon Petroleum *	106,622	1,412
Carrizo Oil & Gas *	37,284	597
Denbury Resources Inc *(A)	193,069	529
Diamondback Energy, Cl A *	3,437	435
Gulfport Energy *	148,844	1,436
Laredo Petroleum *	68,627	598
McDermott International *	66,633	406
Midstates Petroleum *	17,437	232
Par Pacific Holdings *	49,768	854
Parsley Energy, Cl A *	86,370	2,504
PBF Energy, Cl A	89,682	3,040
Peabody Energy	10,783	394
Range Resources Corp (A)	16,452	239
Renewable Energy Group *(A)	36,223	464

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
REX American Resources *	5,750	$419
RSP Permian *	42,515	1,993
Southwestern Energy *	164,677	713
SRC Energy *	64,400	607
Ultra Petroleum *	47,523	198
US Silica Holdings	22,853	583
W&T Offshore *	76,158	337
Whiting Petroleum *	35,548	1,203

		20,268

Financials — 28.7%
1st Source	8,992	455
AGNC Investment ‡	18,036	341
American Equity Investment Life Holding	94,409	2,772
American Financial Group	3,501	393
AmTrust Financial Services	30,668	377
Apollo Commercial Real Estate Finance	19,688	354
Argo Group International Holdings	6,894	396
ARMOUR Residential REIT (A)	17,865	416
Aspen Insurance Holdings	32,497	1,457
Associated Banc-Corp	20,625	512
Assured Guaranty	12,569	455
Axis Capital Holdings	9,760	562
BancFirst	6,656	353
Banco Latinoamericano de Comercio
Exterior, Cl E	47,448	1,352
Bancorp *	67,323	727
BankUnited	85,730	3,427
Berkshire Hills Bancorp	9,516	361
BGC Partners, Cl A	179,587	2,415
BlackRock Capital Investment	56,045	338
Blackstone Mortgage Trust, Cl A (A)	11,481	361
BofI Holding *(A)	9,540	387
Camden National	43,049	1,916
CenterState Bank	13,671	363
Central Pacific Financial	53,840	1,532
Chimera Investment ‡	11,120	194
City Holding	5,309	364
CNO Financial Group	200,411	4,343
Columbia Banking System	77,382	3,246
Commerce Bancshares	6,570	394
Community Trust Bancorp	34,157	1,544
Cowen, Cl A *	42,430	560
Credit Acceptance, Cl A *(A)	1,549	512
Customers Bancorp *	13,656	398
CYS Investments	44,454	299
Dime Community Bancshares	16,996	313
Dynex Capital ‡	51,035	338
E*TRADE Financial Corp *	7,397	410
Eagle Bancorp *	3,042	182
Employers Holdings	7,582	307
Enova International *	5,352	118
Enstar Group *	1,712	360
Enterprise Financial Services	8,249	387
Everest Re Group Ltd	2,395	615

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Federal Agricultural Mortgage, Cl C	33,175	$2,887
Fidelity Southern	64,795	1,495
Financial Institutions	11,487	340
First Busey	41,225	1,225
First Citizens BancShares, Cl A	930	384
First Commonwealth Financial	263,259	3,720
First Community Bancshares	40,976	1,223
First Foundation *	13,502	250
First Interstate BancSystem, Cl A	32,612	1,290
First Merchants	8,560	357
FirstCash	18,412	1,496
Flagstar Bancorp *	22,630	801
Flushing Financial	77,744	2,096
FNB (Pennsylvania)	137,784	1,853
Fulton Financial	65,340	1,160
Genworth Financial, Cl A *	109,733	311
Granite Point Mortgage Trust (A)	7,303	121
Great Southern Bancorp	9,048	452
Great Western Bancorp	31,711	1,277
Hancock Holding, Cl A	7,323	379
Hanmi Financial	37,186	1,143
Hanover Insurance Group, Cl A	7,461	880
HCI Group	11,958	456
Heartland Financial USA	7,075	375
Hercules Capital, Cl A	37,894	458
Heritage Financial	11,582	354
Hope Bancorp	75,187	1,368
IBERIABANK	4,746	370
Independent Bank	16,098	369
International Bancshares	9,079	353
International. FCStone *	10,209	436
Lakeland Financial	7,408	342
Legg Mason	24,103	980
Maiden Holdings	59,645	388
MB Financial	75,710	3,065
MFA Financial ‡	100,798	759
MGIC Investment *	163,013	2,119
Mortgage Investment Trust ‡	18,914	329
National General Holdings	53,197	1,293
National Western Life Group, Cl A	1,069	326
Nationstar Mortgage Holdings *	24,705	444
Nelnet, Cl A	21,314	1,117
New Residential Investment ‡	16,191	266
OFG Bancorp	326,449	3,411
Old National Bancorp, Cl A	20,471	346
PacWest Bancorp	93,351	4,624
Peapack Gladstone Financial	10,354	346
PennantPark Investment	71,225	476
PennyMac Financial Services, Cl A *	21,954	497
PennyMac Mortgage Investment Trust ‡	20,913	377
Peoples Bancorp	15,484	549
Piper Jaffray	12,679	1,053
PJT Partners	8,591	430
Popular	40,279	1,676
Radian Group	95,891	1,826

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regional Management *	17,580	$560
Reinsurance Group of America, Cl A	2,286	352
RenaissanceRe Holdings	4	1
Republic Bancorp, Cl A	25,503	977
Safety Insurance Group	4,588	353
Sandy Spring Bancorp	9,367	363
Selective Insurance Group	6,126	372
South State	22,934	1,956
Starwood Property Trust ‡	159,074	3,333
Stewart Information Services	9,092	399
Synovus Financial	7,474	373
TCF Financial	55,497	1,266
Torchmark Corp, Cl A	4,104	345
TriCo Bancshares	10,384	386
Triumph Bancorp *	12,346	509
TrustCo Bank NY	39,718	336
Two Harbors Investment ‡	49,133	755
Umpqua Holdings	73,273	1,569
Union Bankshares	9,713	357
Universal Insurance Holdings	34,854	1,112
Validus Holdings	11,461	773
Voya Financial Inc	11,343	573
Waddell & Reed Financial, Cl A	20,862	422
Walker & Dunlop	7,638	454
WesBanco	8,890	376
Western Asset Mortgage Capital ‡	37,399	362
Wintrust Financial	3,757	323
World Acceptance *(A)	8,493	894
Zions Bancorporation	7,319	386

		113,861

Health Care — 4.6%
AMAG Pharmaceuticals *	26,195	528
Analogic	4,531	435
Concert Pharmaceuticals *	17,541	402
Cooper Inc, Cl A	1,562	357
Eagle Pharmaceuticals *(A)	9,740	513
Enanta Pharmaceuticals *	1,111	90
Ensign Group	11,755	309
Integer Holdings *	25,335	1,433
Lannett *(A)	141,696	2,274
Lantheus Holdings *	20,045	319
LifePoint Health *	9,587	451
Ligand Pharmaceuticals *(A)	21,016	3,471
Magellan Health *	24,051	2,576
Meridian Bioscience Inc	25,717	365
Molina Healthcare *	6,484	526
Myriad Genetics *	10,851	321
National HealthCare	4,936	294
Owens & Minor	17,739	276
PDL BioPharma *	112,744	331
PerkinElmer Inc	3,475	263
Phibro Animal Health, Cl A	9,766	388
QIAGEN *	10,836	350
Syneos Health, Cl A *	18,358	652

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Triple-S Management, Cl B *	18,334	$479
United Therapeutics Corp *	3,013	339
WellCare Health Plans Inc *	2,182	422

		18,164

Industrials — 15.7%
AAR	8,604	379
ACCO Brands	220,561	2,768
AECOM *	9,890	352
AGCO	5,168	335
Aircastle	31,717	630
Alamo Group	3,209	353
Alaska Air Group Inc	7,115	441
American Railcar Industries (A)	9,081	340
Apogee Enterprises	16,974	736
ArcBest	4,697	151
Atlas Air Worldwide Holdings *	55,818	3,374
Barnes Group	5,636	338
Briggs & Stratton	32,458	695
Builders FirstSource *	34,033	675
BWX Technologies Inc, Cl W	21,719	1,380
CAI International *	12,811	272
Carlisle	2,505	262
Crane, Cl A	4,810	446
Curtiss-Wright Corp	2,984	403
Deluxe (A)	5,619	416
Ducommun *	9,146	278
EMCOR Group	5,007	390
Ennis	31,926	629
Essendant	33,853	264
Esterline Technologies *	4,466	327
GATX (A)	6,119	419
Genesee & Wyoming, Cl A *	44,602	3,157
Global Brass & Copper Holdings	38,657	1,293
Greenbrier (A)	23,705	1,191
Hawaiian Holdings	34,285	1,327
Herman Miller Inc	33,694	1,076
Hubbell, Cl B	2,864	349
Huntington Ingalls Industries, Cl A	1,939	500
Hyster-Yale Materials Handling	11,359	794
ICF International, Cl A	6,837	400
Insteel Industries	37,115	1,025
ITT	31,788	1,557
JetBlue Airways *	115,496	2,347
Kaman, Cl A	31,624	1,964
KAR Auction Services	67,526	3,660
Kelly Services, Cl A	22,995	668
LB Foster, Cl A *	18,996	447
LSC Communications	21,683	378
Macquarie Infrastructure	3,486	129
ManpowerGroup Inc	3,151	363
Meritor *	125,623	2,583
Moog, Cl A	4,278	353
Navigant Consulting *	32,966	634
Old Dominion Freight Line, Cl A	3,044	447

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
On Assignment *	7,775	$637
Oshkosh	5,182	400
Owens Corning	5,868	472
Park-Ohio Holdings	13,054	507
Quanta Services Inc *	9,543	328
Regal Beloit	9,320	684
Roadrunner Transportation Systems *	41,310	105
RPX	27,194	291
RR Donnelley & Sons	6,328	55
Rush Enterprises, Cl A *	9,844	418
Sensata Technologies Holding *	5,490	285
SkyWest	31,535	1,715
SP Plus *	12,700	452
Spartan Motors	7,687	132
Spirit AeroSystems Holdings, Cl A	4,467	374
Steelcase, Cl A	84,597	1,150
Teledyne Technologies *	18,243	3,415
Timken	17,357	791
Triumph Group (A)	31,038	782
TrueBlue *	23,973	621
Tutor Perini *(A)	21,243	468
Universal Forest Products	7,390	240
Valmont Industries	2,166	317
Vectrus *	14,229	530
Viad	6,461	339
VSE	13,214	683
Wabash National (A)	91,446	1,903
Werner Enterprises	9,744	356

		62,145

Information Technology — 12.2%
ACI Worldwide *	98,677	2,341
ADTRAN	16,497	256
Alpha & Omega Semiconductor *	20,514	317
Amkor Technology *	172,309	1,745
Anixter International *	5,968	452
Arrow Electronics Inc, Cl A *	4,744	365
Avnet	9,179	383
AVX	21,147	350
Benchmark Electronics	50,505	1,508
CACI International, Cl A *	2,804	424
Ciena *	27,791	720
Cirrus Logic *	9,440	384
Cohu	16,671	380
Control4 *	2,567	55
Convergys	33,006	747
CSG Systems International Inc	33,289	1,508
Cypress Semiconductor	28,022	475
Diodes *	10,399	317
DST Systems	927	78
EVERTEC	19,148	313
Finisar *(A)	69,211	1,094
First Solar *	4,968	353
FLIR Systems Inc	7,637	382
IAC/InterActive *	31,247	4,886

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Insight Enterprises *	47,465	$1,658
Integrated Device Technology *	54,946	1,679
InterDigital	14,297	1,052
j2 Global	10,787	851
Jabil	51,987	1,494
Kulicke & Soffa Industries *	33,587	840
Marvell Technology Group	21,832	458
Match Group *(A)	—	—
MicroStrategy, Cl A *	2,717	350
Nanometrics *	8,042	216
NCR *	11,317	357
NETGEAR *(A)	12,334	705
ON Semiconductor *	11,048	270
Perficient *	19,441	446
Photronics *	81,451	672
Progress Software Corp	8,864	341
QAD, Cl A	5,921	247
Rudolph Technologies *	15,004	416
Sanmina *	69,780	1,825
ScanSource *	47,742	1,697
Silicon Motion Technology ADR (A)	43,748	2,105
Super Micro Computer *	41,947	713
Sykes Enterprises Inc *	70,787	2,049
Synaptics *(A)	12,984	594
SYNNEX	15,331	1,815
Tech Data *	23,407	1,993
Teradyne	9,144	418
Travelport Worldwide	39,673	648
TTM Technologies *	33,470	512
VeriFone Systems *	126,375	1,944

		48,198

Materials — 5.7%
AdvanSix *	9,147	318
Alcoa	9,984	449
Ashland Global Holdings	8,792	614
Avery Dennison Corp	3,277	348
Boise Cascade	10,794	417
Cabot	34,269	1,909
Clearwater Paper *	11,228	439
Cleveland-Cliffs *(A)	71,292	495
Domtar	11,310	481
Ferroglobe Representation *	53,302	—
FMC Corp	29,281	2,242
Huntsman	37,899	1,109
Innophos Holdings	8,414	338
Kronos Worldwide	25,737	582
Louisiana-Pacific	13,851	398
LSB Industries *(A)	65,339	400
Materion Corp	10,377	530
Owens-Illinois *	93,032	2,015
PH Glatfelter	22,440	461
Reliance Steel & Aluminum	4,695	403
Schweitzer-Mauduit International	11,364	445
Silgan Holdings	62,045	1,728

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sonoco Products	6,681	$324
Steel Dynamics	5,686	251
Trinseo	30,210	2,237
United States Steel	23,095	813
Valvoline	123,620	2,736

		22,482

Real Estate — 7.3%
Agree Realty	7,478	359
Alexander’s ‡	873	333
Ashford Hospitality Trust ‡	57,137	369
Camden Property Trust ‡	4,498	379
CBL & Associates Properties (A)	79,675	332
Chatham Lodging Trust	22,157	424
Columbia Property Trust ‡	13,683	280
DDR ‡	58,289	427
DiamondRock Hospitality	12,100	126
Duke Realty Corp ‡	13,346	353
EPR Properties, Cl A ‡	4,670	259
Equity Commonwealth *	12,152	373
First Industrial Realty Trust	11,473	335
Four Corners Property Trust ‡	14,701	339
Franklin Street Properties ‡	48,401	407
Gaming and Leisure Properties ‡	60,384	2,021
GEO Group ‡	11,476	235
Getty Realty ‡	75,678	1,909
Hersha Hospitality Trust, Cl A (A)	19,883	356
Hospitality Properties Trust ‡	31,439	797
Howard Hughes *	20,218	2,813
InfraREIT ‡	15,676	305
Invitation Homes ‡	95,952	2,191
Jones Lang LaSalle	2,473	432
Kilroy Realty ‡	4,920	349
Lexington Realty Trust ‡	35,789	282
Liberty Property Trust ‡	8,274	329
Medical Properties Trust ‡(A)	193,426	2,515
Newmark Group, Cl A *	25,412	386
Park Hotels & Resorts ‡(A)	29,823	806
Pebblebrook Hotel Trust (A)	9,654	332
Piedmont Office Realty Trust, Cl A	18,595	327
Rayonier	11,840	416
Sabra Health Care	56,743	1,001
Select Income ‡	72,382	1,410
Senior Housing Properties Trust ‡	23,380	366
Spirit Realty Capital ‡	76,070	590
Summit Hotel Properties	32,840	447
Sun Communities ‡	3,939	360
Sunstone Hotel Investors ‡	5,394	82
Tier Inc ‡	18,787	347
Washington Prime Group	53,895	359
Xenia Hotels & Resorts Inc ‡	108,411	2,138

		28,996

Telecommunication Services — 0.2%
Iridium Communications *(A)	59,440	669

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telephone & Data Systems	6,230	$174

		843

Utilities — 2.7%
American States Water	5,167	274
Avista	23,024	1,180
Black Hills, Cl A	6,309	343
Great Plains Energy	10,748	342
Hawaiian Electric Industries	10,632	366
MGE Energy	5,660	318
NorthWestern	5,786	311
ONE Gas	4,822	318
Pinnacle West Capital	4,064	324
PNM Resources	8,147	312
Portland General Electric	66,321	2,687
SJW Group	7,498	395
Southwest Gas Holdings	4,416	299
UGI	7,416	329
Unitil	41,112	1,908
Vistra Energy *	39,194	816
WGL Holdings	2,130	178

		10,700

Total Common Stock (Cost $342,756) ($ Thousands)		389,352

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 10.3%
SEI Liquidity Fund, L.P.
1.750% **†(B)	40,936,042	40,933

Total Affiliated Partnership (Cost $40,935) ($ Thousands)		40,933

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	6,214,115	6,214

Total Cash Equivalent (Cost $6,214) ($ Thousands)		6,214

Total Investments in Securities— 110.2% (Cost $389,905) ($ Thousands)		$436,499

Percentages are based on a Net Assets of $396,081 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	5

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Value Fund (Continued)

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018, was $40,466 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $40,933 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$389,352	$—	$—	$389,352
Affiliated Partnership	—	40,933	—	40,933
Cash Equivalent	6,214	—	—	6,214

Total Investments in Securities	$395,566	$40,933	$—	$436,499

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$33,169	$69,184	$(61,417)	$ —	$(3)	$40,933	$180
SEI Daily Income Trust, Government Fund, Class F	11,855	91,650	(97,291)	—	—	6,214	64

Totals	$45,024	$160,834	$(158,708)	$—	$(3)	$47,147	$244

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Consumer Discretionary — 13.0%
Asbury Automotive Group Inc *	5,255	$355
At Home Group Inc *	12,152	389
Big Lots	5,443	237
Boot Barn Holdings Inc *	24,711	438
Bright Horizons Family Solutions *	25,082	2,501
Camping World Holdings, Cl A	14,859	479
Canada Goose Holdings *(A)	44,510	1,488
Carter’s Inc	16,437	1,711
Chegg *	17,168	355
Children’s Place	4,202	568
Conn’s *(A)	42,750	1,454
Cooper-Standard Holdings *	1,316	162
Dana	10,430	269
Deckers Outdoor *	19,859	1,788
Dick’s Sporting Goods	17,472	612
Eldorado Resorts *	25,779	851
Entravision Communications Corp, Cl A	43,254	203
Five Below Inc *	4,991	366
Floor & Decor Holdings, Cl A *	10,873	567
G-III Apparel Group *	17,490	659
Grand Canyon Education Inc *	28,978	3,040
Guess? Inc, Cl 3	19,346	401
Helen of Troy *	8,750	761
Jack in the Box	14,545	1,241
Malibu Boats, Cl A *	38,681	1,285
Modine Manufacturing *	19,112	404
Monro (A)	26,816	1,437
National CineMedia Inc	127,353	661
New York Times Co, Cl A	6,211	150
Ollie’s Bargain Outlet Holdings *	40,751	2,457
Penn National Gaming *	5,493	144
Planet Fitness, Cl A *	106,068	4,006
Playa Hotels & Resorts NV *	111,301	1,138
PlayAGS *	22,011	512
Pool	1,039	152
Red Robin Gourmet Burgers Inc *	16,618	964
Ruth’s Hospitality Group Inc	15,063	368
Sally Beauty Holdings *	132,370	2,178
Shutterfly *	2,965	241
Skechers U.S.A., Cl A *	8,823	343
Sleep Number *	4,504	158
Taylor Morrison Home, Cl A *	13,528	315
Tenneco	6,872	377
Texas Roadhouse, Cl A	6,015	348
TopBuild *	5,994	459
tronc *	7,568	124
Under Armour Inc, Cl C *(A)	65,032	933
Weight Watchers International *	8,709	555
William Lyon Homes, Cl A *	50,356	1,384
Winnebago Industries	8,181	308
Wolverine World Wide	63,320	1,830

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
World Wrestling Entertainment, Cl A	10,194	$367

		44,493

Consumer Staples — 1.6%
Casey’s General Stores	5,888	646
Central Garden & Pet, Cl A *	43,473	1,722
Central Garden & Pet Co *	15,088	649
Chefs’ Warehouse Inc/The *	8,684	200
Hostess Brands, Cl A *	125,580	1,857
Medifast Inc	4,392	410
National Beverage, Cl A *	1,649	147

		5,631

Energy — 1.4%
C&J Energy Services *	15,992	413
Carrizo Oil & Gas *	43,596	698
Evolution Petroleum	158,055	1,272
Jagged Peak Energy *(A)	44,509	629
RigNet Inc, Cl A *	44,802	609
WPX Energy *	88,381	1,306

		4,927

Financials — 6.4%
Avista Healthcare Public Acquisition, Cl A *	18,000	180
Bank of NT Butterfield & Son Ltd/The	6,470	290
Eagle Bancorp *	5,626	337
Enova International *	6,411	141
Essent Group Ltd *	16,381	697
Evercore, Cl A	20,659	1,801
Financial Engines	54,630	1,912
FirstCash	3,607	293
Green Dot Corp, Cl A *	6,061	389
Hamilton Lane Inc, Cl A	4,975	185
Home BancShares	42,471	969
Houlihan Lokey Inc, Cl A	7,241	323
LPL Financial Holdings Inc	7,517	459
Moelis & Co, Cl A	7,168	365
One Madison *	85,482	855
PennantPark Investment	160,427	1,072
Preferred Bank/Los Angeles CA	5,540	356
Stifel Financial Corp	19,160	1,135
Texas Capital Bancshares *	12,484	1,122
TPG Pace Energy Holdings Corp *	80,476	861
TPG Pace Holdings Corp *	60,429	631
Trupanion *(A)	18,094	541
United Community Banks	45,355	1,435
Universal Insurance Holdings	7,056	225
Value Creation *(B)(C)	145,600	59
Virtu Financial, Cl A (A)	14,353	474
Walker & Dunlop	6,787	403
Wintrust Financial	38,369	3,302

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WisdomTree Investments	110,408	$1,012

		21,824

Health Care — 22.2%
Abaxis Inc	2,290	162
Acadia Healthcare, Cl A *	27,839	1,091
Accelerate Diagnostics Inc *(A)	26,906	615
Aclaris Therapeutics Inc *	15,375	269
Adamas Pharmaceuticals *(A)	19,831	474
Aerie Pharmaceuticals *	11,397	618
Albireo Pharma *	16,355	533
AMAG Pharmaceuticals *(A)	85,897	1,731
AMN Healthcare Services *	39,753	2,256
Ardelyx Inc *	62,326	315
Argenx ADR *	7,761	624
Array BioPharma *	51,913	847
Atara Biotherapeutics Inc *	18,280	713
Avexis *	3,051	377
AxoGen Inc *	23,962	875
BioSpecifics Technologies *	3,435	152
BioTelemetry Inc *	53,241	1,653
Bluebird Bio *	2,222	379
Blueprint Medicines *	4,398	403
Cambrex Corp *	6,179	323
Catalent *	5,205	214
Chemed Corp	1,330	363
Chimerix Inc *	125,801	654
Clearside Biomedical *	23,775	255
Collegium Pharmaceutical *(A)	13,354	341
Conmed	2,473	157
Corcept Therapeutics Inc *(A)	14,678	241
Corvel *	3,022	153
CryoLife *	51,170	1,026
Cutera Inc *	10,685	537
Cymabay Therapeutics Inc *	34,147	444
DBV Technologies SA ADR *	21,424	494
DexCom *	13,058	968
Eagle Pharmaceuticals *	1,553	82
Emergent BioSolutions *	4,419	233
Encompass Health Corp	6,289	360
Endologix Inc *(A)	125,836	532
Esperion Therapeutics Inc *	5,105	369
Exact Sciences *	9,128	368
Fate Therapeutics *	29,145	284
G1 Therapeutics *	11,542	428
Global Blood Therapeutics Inc *	8,855	428
Globus Medical, Cl A *	7,945	396
Haemonetics Corp *	4,200	307
HealthEquity *	20,885	1,264
HealthStream Inc *	19,001	472
Heron Therapeutics Inc *	62,485	1,725
ICU Medical *	606	153

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ImmunoGen *	30,912	$325
Immunomedics *(A)	82,836	1,210
Innoviva Inc *	14,333	239
Inogen *	19,877	2,442
Insulet *	28,539	2,474
Integer Holdings *	5,203	294
Integra LifeSciences Holdings *	28,363	1,570
Intersect ENT Inc *	9,837	387
Iovance Biotherapeutics *	23,288	394
iRhythm Technologies Inc *	6,598	415
La Jolla Pharmaceutical Co *	12,487	372
Lantheus Holdings *	6,608	105
LeMaitre Vascular Inc	4,239	154
Ligand Pharmaceuticals *	22,243	3,674
Loxo Oncology *	6,436	742
Madrigal Pharmaceuticals Inc *	4,330	506
Magellan Health *	3,303	354
Masimo *	3,655	321
Medidata Solutions *	27,536	1,729
Merit Medical Systems *	24,357	1,105
Mersana Therapeutics Inc *	33,760	532
MiMedx Group Inc *(A)	14,470	101
Molina Healthcare *	4,968	403
MyoKardia *	6,815	333
Natus Medical Inc *	20,254	682
Nektar Therapeutics, Cl A *	8,414	894
NeoGenomics *	168,422	1,374
Neos Therapeutics *(A)	32,976	274
Neurocrine Biosciences *	5,126	425
Nevro *	11,163	967
Omnicell *	35,897	1,558
OraSure Technologies Inc *	29,584	500
Pacific Biosciences of California Inc *(A)	223,597	458
Penumbra *	1,498	173
Phibro Animal Health, Cl A	3,708	147
Pieris Pharmaceuticals *	45,556	311
PRA Health Sciences *	43,582	3,616
Prestige Brands Holdings Inc, Cl A *	78,216	2,637
Quidel Corp *	37,663	1,951
RadNet *	15,000	216
Revance Therapeutics *	34,729	1,070
Rhythm Pharmaceuticals Inc *(A)	20,627	410
Sage Therapeutics *	2,885	465
Sangamo Therapeutics Inc *	33,064	628
Sarepta Therapeutics *	7,997	592
Supernus Pharmaceuticals *	60,055	2,750
Syneos Health, Cl A *	34,201	1,214
Tabula Rasa HealthCare Inc *	10,094	392
Teladoc Inc *(A)	32,067	1,292
Tenet Healthcare *	19,544	474
Vericel *	32,838	327
Viking Therapeutics *	71,096	311

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WaVe Life Sciences Ltd *(A)	24,842	$996
Xencor Inc *	28,272	848
Zogenix Inc *	8,521	341

		76,132

Industrials — 21.9%
ABM Industries Inc	37,603	1,259
Air Transport Services Group *	71,760	1,673
Apogee Enterprises	35,226	1,527
Astronics *	3,838	143
Avis Budget Group Inc *	3,037	142
Axon Enterprise *(A)	56,023	2,202
Barrett Business Services	1,825	151
BMC Stock Holdings *	41,567	813
Brink’s	21,449	1,530
Builders FirstSource *	18,379	365
BWX Technologies Inc, Cl W	7,932	504
Chart Industries *	2,722	161
Clean Harbors *	35,287	1,722
Comfort Systems USA Inc	4,164	172
Cubic Corp	5,269	335
Curtiss-Wright Corp	2,613	353
Deluxe	48,588	3,596
Dycom Industries *	6,592	709
Encore Wire	2,696	153
Exponent	15,055	1,184
Fortress Transportation & Infrastructure Investors	62,541	998
Forward Air Corp	28,957	1,531
Global Brass & Copper Holdings	4,702	157
Graham Corp, Cl A	24,674	529
Granite Construction Inc	8,879	496
H&E Equipment Services Inc	16,669	642
Harsco Corp *	6,565	136
Hawaiian Holdings	7,861	304
Healthcare Services Group	51,822	2,253
Heartland Express	94,106	1,693
Heritage-Crystal Clean *	117,155	2,759
Herman Miller Inc	9,455	302
Hudson Technologies Inc *(A)	106,340	525
InnerWorkings *	261,916	2,370
Insperity Inc, Cl A	8,252	574
John Bean Technologies Corp, Cl A	39,283	4,455
Kadant Inc	4,161	393
Kennametal	41,128	1,652
Kirby *	32,226	2,480
KLX *	4,913	349
Knight-Swift Transportation Holdings Inc, Cl A	7,519	346
Korn/Ferry International	2,989	154
Kornit Digital Ltd *(A)	—	—
MasTec *	31,667	1,490

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mercury Systems *	35,399	$1,710
Milacron Holdings Corp *	10,036	202
MSC Industrial Direct, Cl A	12,433	1,140
Multi-Color	34,770	2,297
NV5 Global *	15,300	853
On Assignment *	25,924	2,123
PGT *	7,712	144
Proto Labs *	16,400	1,928
Quad/Graphics Inc	7,876	200
Ritchie Bros Auctioneers	23,612	743
Rush Enterprises, Cl A *	4,976	211
Saia *	5,736	431
SiteOne Landscape Supply Inc *	18,129	1,397
SP Plus *	61,435	2,187
SPX FLOW *	3,191	157
Tennant	27,184	1,840
TriNet Group *	78,456	3,634
TrueBlue *	50,288	1,302
UniFirst Corp/MA	876	142
Universal Forest Products	2,882	94
Wabash National	2,932	61
WageWorks *	36,347	1,643
Watts Water Technologies Inc, Cl A	10,902	847
XPO Logistics *	38,848	3,955
YRC Worldwide *	73,360	648

		75,171

Information Technology — 27.5%
2U *	52,382	4,402
3D Systems Corp *(A)	60,367	700
8x8 Inc *	7,915	148
Actua *	105,055	121
Acxiom *	61,628	1,400
Advanced Energy Industries *	2,291	146
Alteryx, Cl A *	6,354	217
American Software, Cl A	48,884	635
Applied Optoelectronics Inc *(A)	4,594	115
Aspen Technology Inc *	4,809	379
Avaya Holdings *	6,685	150
Benefitfocus Inc *(A)	21,187	517
Blackline Inc *	16,280	638
Box, Cl A *	15,635	321
Cabot Microelectronics	1,430	153
CalAmp *	88,538	2,026
Callidus Software *	56,795	2,042
Carbonite *	85,192	2,454
Cargurus Inc, Cl A *(A)	10,474	403
ChannelAdvisor Corp *	49,293	449
Cimpress *	9,950	1,539
comScore Inc *	21,755	524
Comtech Telecommunications	16,086	481
Control4 *	4,816	103

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cornerstone OnDemand *	39,743	$1,554
Cree Inc *	3,497	141
CTS Corp	40,711	1,107
CyberArk Software Ltd *	15,466	789
Descartes Systems Group Inc/The *	20,267	579
Entegris	36,864	1,283
Envestnet *	39,282	2,251
ePlus *	2,372	184
Etsy *	14,413	404
Euronet Worldwide *	21,335	1,684
Everbridge *	113,105	4,140
EVERTEC *	11,679	191
Extreme Networks Inc *	13,356	148
Fair Isaac *	851	144
FireEye *	162,678	2,754
Five9 *	69,558	2,072
FormFactor Inc *	12,058	165
Forrester Research Inc	23,234	963
GrubHub *(A)	19,065	1,935
GTT Communications *	10,557	599
HubSpot Inc *	22,353	2,421
Ichor Holdings Ltd *	25,294	612
Instructure *	13,104	552
InterDigital	4,194	309
KEMET Corp *	12,570	228
Littelfuse	11,668	2,429
LivePerson *	101,010	1,652
LogMeIn	20,808	2,404
Lumentum Holdings *	4,924	314
MAXIMUS	21,684	1,447
Mesa Laboratories Inc	3,251	483
Methode Electronics Inc	7,034	275
MINDBODY Inc, Cl A *	31,594	1,229
MKS Instruments	3,515	406
MongoDB, Cl A *	4,048	176
Monolithic Power Systems	20,927	2,423
National Instruments	2,966	150
New Relic *	18,328	1,358
Novanta Inc *	7,321	382
Nutanix, Cl A *	9,728	478
Okta, Cl A *	4,169	166
Paycom Software *(A)	24,155	2,594
Perficient *	46,533	1,067
Presidio *	90,333	1,413
Progress Software Corp	7,899	304
Proofpoint *	14,303	1,626
Pure Storage, Cl A *	17,556	350
Q2 Holdings *	32,652	1,487
QAD, Cl A	23,989	999
Qualys Inc *	5,629	409
Rapid7 *	14,696	376
RealPage *	42,838	2,206

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RingCentral, Cl A *	55,228	$3,507
Rogers Corp *	2,756	329
SailPoint Technologies Holding *	14,567	301
Shutterstock *	36,353	1,750
Stamps.com Inc *	1,144	230
Stratasys *(A)	54,307	1,096
Systemax Inc	2,405	69
Tech Data *	795	68
TTEC Holdings	4,588	141
Twilio Inc, Cl A *	8,884	339
Tyler Technologies *	5,594	1,180
Ultra Clean Holdings Inc *	7,884	152
Upland Software Inc *	20,720	597
USA Technologies *	123,904	1,115
Varonis Systems *	49,777	3,011
Virtusa Corp *	6,815	330
Web.com Group Inc *	8,248	149
Xcerra Corp *	32,461	378
XO Group *	80,489	1,670
Zebra Technologies, Cl A *	1,074	149
Zendesk Inc *	38,165	1,827

		94,263

Materials — 2.0%
AdvanSix *	7,286	253
Boise Cascade	4,775	184
Ingevity *	17,005	1,253
KMG Chemicals	20,562	1,233
Kronos Worldwide	5,472	124
Louisiana-Pacific	15,526	447
Summit Materials, Cl A *	63,629	1,927
Trinseo	3,947	292
US Concrete *(A)	17,539	1,059

		6,772

Real Estate — 1.8%
CoreSite Realty ‡	12,919	1,295
FirstService Corp	7,407	542
HFF, Cl A *	7,373	366
Jernigan Capital Inc ‡(A)	24,821	449
Marcus & Millichap Inc *	3,785	137
Medical Properties Trust ‡	68,342	889
National Storage Affiliates Trust ‡	44,395	1,113
Potlatch ‡	6,049	315
Rexford Industrial Realty ‡	32,949	949
RMR Group Inc/The	2,602	182

		6,237

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Telecommunication Services — 0.4%
Boingo Wireless Inc *	59,559	$1,475

Total Common Stock (Cost $280,724) ($ Thousands)		336,925

	Number of Rights

RIGHTS — 0.0%
Dyax CVR, Expires 12/31/2019	7,184	—

Durata Therapeutics ‡‡(B)	8,500	—

Total Rights (Cost $—) ($ Thousands)		—

	Shares

AFFILIATED PARTNERSHIP — 6.1%
SEI Liquidity Fund, L.P.
1.750% **†(D)	20,941,368	20,938

Total Affiliated Partnership (Cost $20,941) ($ Thousands)		20,938

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	7,002,834	7,003

Total Cash Equivalent (Cost $7,003) ($ Thousands)		7,003

Total Investments in Securities— 106.3% (Cost $308,668) ($ Thousands)		$364,866

Percentages are based on Net Assets of $343,135 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018 was $21,086 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Securities considered illiquid. The total value of such securities as of March 31, 2018 was $59 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $20,938 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$336,866	$—	$59	$336,925
Rights	—	—	—	—
Affiliated Partnership	20,938	—	—	20,938
Cash Equivalent	7,003	—	—	7,003

Total Investments in Securities	$364,807	$—	$59	$364,866

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$ 27,403	$ 54,047	$ (60,510)	$ —	$ (2)	$ 20,938	$ 194
SEI Daily Income Trust, Government Fund, CI F	12,753	59,810	(65,560)	—	—	7,003	58

Totals	$ 40,156	$ 113,857	$ (126,070)	$ —	$ (2)	$ 27,941	$ 252

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	5

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Consumer Discretionary — 13.9%
Aaron’s	25,954	$1,209
Adtalem Global Education *	35,306	1,679
Advance Auto Parts Inc	6,949	824
American Eagle Outfitters Inc	53,391	1,064
American Public Education *	25,925	1,115
Asbury Automotive Group Inc *	7,493	506
Autoliv Inc (A)	7,000	1,022
Big Lots (A)	62,582	2,724
Biglari Holdings Inc *	1,862	760
Bloomin’ Brands	97,356	2,364
Boyd Gaming	93,502	2,979
Bright Horizons Family Solutions *	16,432	1,639
Brinker International (A)	36,526	1,319
Burlington Stores *	15,376	2,047
Caesars Entertainment *	52,811	594
Century Communities *	13,157	394
Cheesecake Factory (A)	126,109	6,081
Chegg *	66,125	1,366
Children’s Place	2,175	294
Citi Trends	37,770	1,167
Cooper Tire & Rubber (A)	2,300	67
Cooper-Standard Holdings *	8,000	982
Core-Mark Holding, Cl A	19,658	418
Dana	34,652	893
Dave & Buster’s Entertainment *	30,943	1,292
Del Frisco’s Restaurant Group *	26,061	397
Dick’s Sporting Goods	24,160	847
Dillard’s, Cl A	2,522	203
Domino’s Pizza	2,231	521
El Pollo Loco Holdings *	85,672	814
Eldorado Resorts *	26,588	877
Ethan Allen Interiors	12,526	287
Five Below Inc *	16,451	1,206
Floor & Decor Holdings, Cl A *	11,760	613
Fogo De Chao *	27,779	437
Gentherm *	74,253	2,521
Grand Canyon Education Inc *	28,681	3,009
Group 1 Automotive	9,467	619
Guess? Inc, Cl 3	72,985	1,514
H&R Block Inc	12,259	311
Hasbro Inc	8,180	690
Haverty Furniture	8,938	180
Hibbett Sports *(A)	75,421	1,806
Installed Building Products *	9,077	545
International Game Technology PLC	42,705	1,141
Interpublic Group of Cos Inc	32,406	746
K12 *	27,523	390
La-Z-Boy, Cl Z	13,078	392
LCI Industries	16,700	1,739
Lear	15,285	2,844
Lions Gate Entertainment Corp, Cl A	6,391	165

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lithia Motors, Cl A (A)	45,109	$ 4,534
LKQ Corp *	81,559	3,095
Marriott Vacations Worldwide	16,786	2,236
Michael Kors Holdings Ltd *	24,328	1,510
Murphy USA *(A)	7,798	568
Newell Brands Inc, Cl B	20,677	527
Nexstar Media Group, Cl A (A)	105,396	7,009
NVR *	675	1,890
Ollie’s Bargain Outlet Holdings *(A)	40,289	2,429
Oxford Industries, Cl A	4,163	310
Perry Ellis International Inc, Cl A *	9,221	238
Planet Fitness, Cl A *	66,798	2,523
Polaris Industries (A)	6,764	775
Pool	24,064	3,519
PVH Corp	13,082	1,981
Red Robin Gourmet Burgers Inc *	6,734	391
Scientific Games, Cl A *	4,297	179
Shoe Carnival Inc	12,591	300
Shutterfly *	12,298	999
Signet Jewelers	29,924	1,153
Six Flags Entertainment (A)	136,519	8,500
Skechers U.S.A., Cl A *	78,608	3,057
Sleep Number *	24,228	852
SodaStream International Ltd *	20,077	1,844
Stoneridge *	31,673	874
Strayer Education Inc	2,940	297
Tenneco	23,402	1,284
Texas Roadhouse, Cl A	17,057	986
Tower International	40,279	1,118
Tractor Supply Co	13,326	840
Ulta Beauty Inc *	3,283	671
Urban Outfitters *	13,717	507
Vail Resorts	14,392	3,191
Vera Bradley *	63,103	670
Visteon *	17,488	1,928
Weight Watchers International *	9,109	580
Wendy’s	180,995	3,176
Whirlpool Corp	5,200	796
ZAGG *	28,169	344

		127,294

Consumer Staples — 2.9%
Andersons	36,264	1,200
Central Garden & Pet, Cl A *	25,607	1,014
Chefs’ Warehouse Inc/The *	20,954	482
Darling Ingredients *	23,438	406
Energizer Holdings	10,900	650
Fresh Del Monte Produce	10,000	452
Freshpet Inc *(A)	71,546	1,177
Hain Celestial Group *	88,973	2,853
Hostess Brands, Cl A *	307,451	4,547
HRG Group *	138,435	2,283

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingredion Inc	7,843	$1,011
J&J Snack Foods Corp	7,030	960
Kroger Co	19,039	456
Lamb Weston Holdings	34,188	1,991
Molson Coors Brewing Co, Cl B	6,535	492
Pilgrim’s Pride *(A)	30,205	743
Pinnacle Foods	25,510	1,380
Sanderson Farms (A)	14,381	1,712
Spectrum Brands Holdings	9,341	969
United Natural Foods *	25,677	1,103
USANA Health Sciences Inc *	4,731	406

		26,287

Energy — 3.9%
Abraxas Petroleum Corp *	177,515	394
Andeavor	14,412	1,449
Arch Coal	13,788	1,267
Bonanza Creek Energy, Oil & Gas *	23,350	647
Callon Petroleum *(A)	191,375	2,534
Concho Resources Inc *	8,831	1,328
Diamondback Energy, Cl A *	13,875	1,755
Gulfport Energy *	284,612	2,746
Matador Resources *	68,125	2,038
Matrix Service Co *	72,228	989
McDermott International *	61,476	374
Midstates Petroleum *	22,059	294
Noble Corp PLC *(A)	320,289	1,188
Oasis Petroleum *	62,111	503
Parsley Energy, Cl A *	135,791	3,937
Patterson-UTI Energy	20,651	362
PBF Energy, Cl A	109,346	3,707
Peabody Energy	10,194	372
Pioneer Natural Resources Co	2,474	425
Range Resources Corp (A)	137,844	2,004
REX American Resources *	10,000	728
RSP Permian *	83,609	3,920
Southwestern Energy *	83,726	363
Whiting Petroleum *	86,374	2,923

		36,247

Financials — 19.0%
1st Source	4,460	226
Affiliated Managers Group	12,845	2,435
Allstate Corp	7,797	739
American Equity Investment Life Holding	160,817	4,722
American Financial Group	14,643	1,643
Ameriprise Financial Inc	4,701	695
Arch Capital Group Ltd *	3,336	286
Argo Group International Holdings	6,242	358
Artisan Partners Asset Management Inc, Cl A	26,563	885
Aspen Insurance Holdings	8,500	381
Assurant Inc	10,159	929

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Assured Guaranty	28,884	$1,046
Banc of California Inc (A)	39,554	763
BancFirst	8,096	430
Bancorp *	129,901	1,403
Bank of Marin Bancorp	5,432	375
Bank of the Ozarks Inc (A)	33,239	1,604
BankUnited	74,898	2,994
Beneficial Bancorp Inc	51,000	793
BGC Partners, Cl A	281,172	3,782
BofI Holding *(A)	42,270	1,713
Canadian Imperial Bank of Commerce (A)	3,321	293
Cannae Holdings Inc *	32,120	606
Cboe Global Markets Inc	5,572	636
Central Pacific Financial	25,209	717
Chemical Financial Corp	17,703	968
City Holding	4,920	337
CNO Financial Group	55,102	1,194
Columbia Banking System	108,332	4,545
Community Trust Bancorp	5,462	247
Cowen, Cl A *	73,368	968
Customers Bancorp *	35,555	1,036
Dime Community Bancshares	59,908	1,102
E*TRADE Financial Corp *	16,141	894
Eagle Bancorp *	33,168	1,985
East West Bancorp Inc	37,713	2,359
Employers Holdings	17,888	724
Enterprise Financial Services	9,147	429
Equity Bancshares Inc, Cl A *	7,700	302
Essent Group Ltd *	9,139	389
Evercore, Cl A	15,008	1,309
Everest Re Group Ltd	6,060	1,556
FBL Financial Group Inc, Cl A	2,500	173
Federal Agricultural Mortgage, Cl C	7,433	647
Fidelity Southern	20,478	472
Financial Institutions	26,466	783
First American Financial Corp	27,324	1,603
First Citizens BancShares, Cl A	1,150	475
First Commonwealth Financial	156,875	2,217
First Defiance Financial Corp	19,806	1,135
First Interstate BancSystem, Cl A	19,006	752
FirstCash	36,698	2,982
Flagstar Bancorp *	15,477	548
Flushing Financial	33,196	895
FNB (Pennsylvania)	246,928	3,321
Franklin Financial Network Inc *	13,174	429
Genworth Financial, Cl A *	125,138	354
Great Western Bancorp	72,168	2,906
Green Dot Corp, Cl A *	65,145	4,180
Greenlight Capital Re Ltd, Cl A *	53,011	851
Hamilton Lane Inc, Cl A	31,690	1,180
Hanmi Financial	19,360	595
Hanover Insurance Group, Cl A	34,803	4,103

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Heartland Financial USA	14,677	$779
Heritage Commerce	18,963	313
Heritage Financial	15,795	483
HomeStreet Inc *	24,189	693
Horace Mann Educators Corp, Cl A	22,271	952
Horizon Bancorp	11,148	335
Houlihan Lokey Inc, Cl A	42,219	1,883
Huntington Bancshares Inc	127,744	1,929
Independent Bank	21,864	501
Infinity Property & Casualty Corp	6,577	779
International Bancshares	20,180	785
International. FCStone *	11,359	485
Investors Bancorp Inc	57,756	788
LPL Financial Holdings Inc	51,260	3,130
MarketAxess Holdings Inc	3,601	783
MB Financial	130,568	5,285
MGIC Investment *	183,662	2,388
National General Holdings	130,753	3,179
OFG Bancorp	555,824	5,808
OneMain Holdings, Cl A *	9,338	280
Oritani Financial Corp	77,619	1,191
PacWest Bancorp	190,063	9,414
PennyMac Financial Services, Cl A *	37,039	839
Piper Jaffray	8,894	739
Popular	47,861	1,992
Primerica Inc	4,255	411
ProAssurance Corp	3,352	163
QCR Holdings Inc	9,003	404
Raymond James Financial Inc	11,154	997
Regional Management *	20,351	648
Reinsurance Group of America, Cl A	13,096	2,017
RenaissanceRe Holdings	1,520	211
Sandy Spring Bancorp	15,601	605
Santander Consumer USA Holdings	71,795	1,170
Selective Insurance Group	44,472	2,699
ServisFirst Bancshares Inc (A)	15,218	621
Signature Bank NY, Cl B *	12,425	1,764
SLM *	126,674	1,420
South State	34,238	2,921
Starwood Property Trust ‡	178,777	3,745
State Bank Financial Corp	12,145	364
Stifel Financial Corp	20,530	1,216
SVB Financial Group, Cl B *	10,502	2,521
Synovus Financial	17,477	873
TCF Financial	55,027	1,255
Third Point Reinsurance Ltd *	101,726	1,419
TriCo Bancshares	24,570	914
TrustCo Bank NY	58,837	497
Two Harbors Investment ‡	13,582	209
Umpqua Holdings	82,720	1,771
United Financial Bancorp Inc	49,800	807
Unum Group	29,327	1,396

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Urstadt Biddle Properties, Cl A ‡	16,677	$322
Validus Holdings	11,123	750
Voya Financial Inc	53,770	2,715
Walker & Dunlop	12,464	741
Webster Financial Corp	3,768	209
Western Alliance Bancorp *	71,507	4,155
WSFS Financial Corp	28,005	1,341
Zions Bancorporation	76,038	4,009

		174,412

Health Care — 10.6%
ABIOMED *	8,661	2,520
Aerie Pharmaceuticals *	21,500	1,166
Aimmune Therapeutics Inc *	21,128	673
Align Technology Inc *	8,181	2,055
AmerisourceBergen Corp, Cl A	6,015	519
AMN Healthcare Services *	16,505	937
Analogic	7,508	720
Audentes Therapeutics Inc *	19,379	582
Bio-Rad Laboratories, Cl A *	1,267	317
Bio-Techne	2,047	309
Blueprint Medicines *	4,312	395
Cambrex Corp *	12,329	645
Catalent *	18,739	769
Charles River Laboratories International *	7,525	803
Chemed Corp	9,369	2,556
Clovis Oncology *	10,493	554
Collegium Pharmaceutical *	12,454	318
Concert Pharmaceuticals *	30,140	690
Corcept Therapeutics Inc *(A)	31,619	520
DENTSPLY SIRONA Inc	12,999	654
DexCom *(A)	9,067	672
Emergent BioSolutions Inc *	52,310	2,754
Encompass Health Corp	19,928	1,139
Envision Healthcare Corp *	18,533	712
Exelixis *	44,304	981
GW Pharmaceuticals PLC ADR *	3,127	352
Haemonetics Corp *	6,170	451
Halozyme Therapeutics *	14,549	285
Humana Inc	5,500	1,479
ICON PLC *	18,166	2,146
ICU Medical *	5,669	1,431
IDEXX Laboratories Inc *	6,675	1,278
Incyte Corp *	3,300	275
Innoviva Inc *	83,121	1,386
Insulet *	10,727	930
iRhythm Technologies Inc *	16,917	1,065
Jazz Pharmaceuticals PLC *	7,332	1,107
Keryx Biopharmaceuticals Inc *(A)	112,254	459
Lannett *(A)	198,605	3,188
LHC Group Inc *	8,754	539
Ligand Pharmaceuticals *(A)	78,613	12,984

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LivaNova *	13,229	$1,171
Luminex Corp	19,615	413
Magellan Health *	12,967	1,389
Masimo *	15,397	1,354
MEDNAX *	4,845	270
Meridian Bioscience Inc	12,697	180
Mettler-Toledo International *	411	236
Molina Healthcare *	11,548	938
Nektar Therapeutics, Cl A *	82,303	8,746
Neurocrine Biosciences *	7,182	596
Nevro *(A)	8,092	701
Novocure Ltd *	43,827	955
Omnicell *	6,743	293
Pacira Pharmaceuticals *	23,976	747
PDL BioPharma *	178,388	525
Penumbra *(A)	10,162	1,175
PerkinElmer Inc	12,707	962
Phibro Animal Health, Cl A	36,647	1,455
PRA Health Sciences *	33,374	2,769
Premier, Cl A *(A)	54,241	1,698
Progenics Pharmaceuticals Inc *	36,232	270
Puma Biotechnology *	15,512	1,056
Quality Systems Inc *	39,665	541
Sage Therapeutics *	3,171	511
Sarepta Therapeutics *	19,464	1,442
Supernus Pharmaceuticals *	61,949	2,837
Syneos Health, Cl A *	49,661	1,763
Teleflex Inc	12,525	3,194
TESARO *(A)	12,579	719
Triple-S Management, Cl B *	33,947	887
United Therapeutics Corp *	10,581	1,189
Vocera Communications *	14,829	347
WellCare Health Plans Inc *	11,253	2,179

		96,823

Industrials — 15.4%
AAR	16,008	706
ACCO Brands	195,035	2,448
Acuity Brands Inc (A)	5,691	792
Air Transport Services Group *	27,590	643
Alaska Air Group Inc	3,200	198
AO Smith Corp	28,088	1,786
Apogee Enterprises	50,843	2,204
ArcBest	25,532	818
Atlas Air Worldwide Holdings *	73,504	4,443
Beacon Roofing Supply Inc *	5,422	288
Briggs & Stratton	16,366	350
Brink’s	3,649	260
BWX Technologies Inc, Cl W	120,611	7,662
Carlisle	22,082	2,306
Cintas Corp	12,501	2,132
Comfort Systems USA Inc	5,376	222

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Copa Holdings, Cl A	5,789	$745
Copart *	12,594	641
CoStar Group *	10,197	3,698
Crane, Cl A	9,649	895
Curtiss-Wright Corp	15,306	2,067
Deluxe (A)	11,400	844
Ducommun *	12,544	381
DXP Enterprises Inc/TX *	12,853	501
Dycom Industries *	15,943	1,716
EMCOR Group	24,206	1,886
Engility Holdings Inc *	23,184	566
Ennis	35,067	691
Esterline Technologies *	8,312	608
Federal Signal	15,715	346
Genesee & Wyoming, Cl A *	100,853	7,139
Global Brass & Copper Holdings	16,942	567
Greenbrier (A)	22,252	1,118
H&E Equipment Services Inc	31,700	1,220
Hawaiian Holdings	26,352	1,020
HD Supply Holdings *	29,102	1,104
Hexcel Corp, Cl A	24,458	1,580
HNI Corp	3,926	142
Huntington Ingalls Industries, Cl A	7,861	2,026
Hyster-Yale Materials Handling	2,559	179
IDEX Corp	13,263	1,890
Insperity Inc, Cl A	8,458	588
Insteel Industries	51,932	1,435
ITT	39,641	1,942
Jacobs Engineering Group Inc	6,039	357
JetBlue Airways *	114,725	2,331
John Bean Technologies Corp, Cl A	7,131	809
Kadant Inc	21,160	2,000
Kaman, Cl A	58,958	3,662
KAR Auction Services	161,674	8,763
L3 Technologies Inc	7,300	1,518
LB Foster, Cl A *	54,099	1,274
Lincoln Electric Holdings Inc	9,496	854
Lydall *	7,590	366
ManpowerGroup Inc	25,113	2,891
MasTec *	29,249	1,376
Mercury Systems *	11,253	544
Meritor *	119,937	2,466
Middleby *(A)	11,790	1,460
MSA Safety Inc	10,698	891
National Presto Industries	3,078	289
Navigant Consulting *	19,621	378
Navistar International *	12,320	431
Old Dominion Freight Line, Cl A	25,477	3,744
On Assignment *	8,718	714
Orbital ATK	6,990	927
Oshkosh	11,108	858
Owens Corning	42,973	3,455

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quanta Services Inc *	21,209	$729
RBC Bearings Inc *	11,061	1,374
Robert Half International Inc	26,215	1,518
RPX	31,949	342
Ryder System	8,900	648
Saia *	9,826	738
SiteOne Landscape Supply Inc *(A)	11,920	918
SkyWest	21,047	1,145
Spartan Motors	40,000	688
Spirit AeroSystems Holdings, Cl A	28,103	2,352
Spirit Airlines Inc *	11,731	443
Teledyne Technologies *	20,481	3,833
Terex Corp	4,691	176
Tetra Tech Inc	16,037	785
Toro	10,348	646
TransDigm Group Inc	1,510	463
TransUnion *	15,948	906
Trinity Industries	25,657	837
Triumph Group (A)	38,881	980
TrueBlue *	37,290	966
United Rentals Inc *	12,145	2,098
Universal Forest Products	11,541	375
Vectrus *	30,383	1,131
Wabash National (A)	46,825	974
Wabtec Corp/DE (A)	3,600	293
WageWorks *	8,366	378
Waste Connections Inc	7,173	515
Watsco	3,339	604
WESCO International *	18,427	1,143
XPO Logistics *	53,773	5,475
Xylem Inc	9,310	716
YRC Worldwide *	36,674	324

		141,664

Information Technology — 18.7%
2U *(A)	20,631	1,734
ACI Worldwide *	267,954	6,356
ADTRAN	23,729	369
Advanced Energy Industries *	8,384	536
Alpha & Omega Semiconductor *	29,845	461
Amkor Technology *	37,824	383
Anixter International *	4,234	321
ANSYS Inc *	2,600	407
Arista Networks *	4,501	1,149
Arrow Electronics Inc, Cl A *	4,925	379
Aspen Technology Inc *	39,833	3,142
Avnet	7,600	317
AVX	17,709	293
Belden	9,618	663
Benchmark Electronics	46,163	1,378
Blackbaud, Cl A (A)	3,876	395
Bottomline Technologies de Inc *	23,423	908

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Broadcom Ltd	9,282	$2,187
Broadridge Financial Solutions	1,700	187
Cadence Design Systems Inc *	54,862	2,017
CalAmp *	12,815	293
CDW	10,820	761
Cimpress *(A)	10,766	1,666
Cirrus Logic *	16,316	663
Cognex	10,340	538
Coherent *	3,990	748
Comtech Telecommunications	27,895	834
Conduent *	15,244	284
Convergys	34,502	780
Criteo SA ADR *	93,184	2,408
CSG Systems International Inc	16,700	756
CSRA Inc	28,505	1,175
Cypress Semiconductor	184,559	3,130
Diodes *	10,267	313
Electro Scientific Industries Inc *	17,133	331
Electronic Arts Inc *	13,002	1,576
EMCORE *	55,835	318
Entegris	26,270	914
EPAM Systems *	5,383	616
Etsy *	22,115	621
EVERTEC	128,127	2,095
Fidelity National Information Services, Cl B	12,186	1,174
Finisar *(A)	136,617	2,160
First Solar *	2,755	196
Gartner Inc *	1,518	179
Global Payments Inc	5,841	651
GrubHub *(A)	23,204	2,355
GTT Communications *(A)	29,344	1,664
Guidewire Software, Cl Z *	13,806	1,116
Hortonworks Inc *	78,678	1,603
HubSpot Inc *	6,760	732
IAC/InterActive *	88,640	13,862
II-VI *	9,022	369
Inphi Corp *(A)	24,989	752
Insight Enterprises *	21,641	756
Integrated Device Technology *	185,440	5,667
InterDigital	20,873	1,536
InterXion Holding *	26,628	1,654
j2 Global	63,247	4,991
Jabil	58,685	1,686
Keysight Technologies *	41,301	2,164
Leidos Holdings	24,667	1,613
Littelfuse	11,905	2,478
Lumentum Holdings *(A)	16,404	1,047
Manhattan Associates *	10,280	431
Marvell Technology Group	49,877	1,047
Match Group *(A)	78,178	3,474
MAXIMUS	5,425	362
Mellanox Technologies Ltd *	17,630	1,284

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	5

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Methode Electronics Inc	11,078	$433
Microchip Technology Inc (A)	10,000	914
Microsemi *	26,452	1,712
MKS Instruments	14,407	1,666
MoneyGram International Inc *	31,512	272
Monolithic Power Systems	13,891	1,608
MuleSoft, Cl A *	15,711	691
Nanometrics *	33,837	910
NCR *	33,828	1,066
New Relic *	15,592	1,156
Nuance Communications Inc *	21,722	342
Nutanix, Cl A *	32,867	1,614
ON Semiconductor *	172,553	4,221
Orbotech *	25,145	1,564
Palo Alto Networks *	4,182	759
Paylocity Holding Corp *	13,221	677
Photronics *	109,259	901
Proofpoint *(A)	9,299	1,057
Pure Storage, Cl A *	47,025	938
Q2 Holdings *	18,175	828
Qorvo Inc *	10,870	766
RealPage *	9,736	501
Ribbon Communications *	35,580	181
RingCentral, Cl A *	53,131	3,374
Rudolph Technologies *	12,270	340
Sanmina *	38,828	1,015
ScanSource *	16,559	589
Science Applications International Corp	11,933	940
Semtech Corp *	27,923	1,090
Shopify Inc, Cl A *	3,604	449
Shutterstock *	22,754	1,096
Silicon Laboratories Inc *	19,462	1,750
Silicon Motion Technology ADR (A)	95,171	4,580
Square, Cl A *(A)	34,626	1,704
SS&C Technologies Holdings	17,556	942
Stamps.com Inc *	24,033	4,832
Super Micro Computer *	82,884	1,409
Sykes Enterprises Inc *	9,942	288
Synaptics *(A)	43,767	2,001
SYNNEX	4,131	489
Synopsys Inc *	20,308	1,690
Take-Two Interactive Software, Cl A *	23,385	2,287
Tech Data *	11,750	1,000
Teradyne	40,298	1,842
Trade Desk Inc/The, Cl A *	14,331	711
Travelport Worldwide	56,099	917
Tyler Technologies *	4,765	1,005
Ultimate Software Group *	3,156	769
Universal Display (A)	10,498	1,060
VeriFone Systems *	177,965	2,737
Wix.com Ltd *	11,682	929
WNS Holdings Ltd ADR *	27,299	1,237

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcerra Corp *	30,150	$351
XO Group *	16,619	345
Zebra Technologies, Cl A *	11,605	1,615
Zendesk Inc *	8,104	388

		171,953

Materials — 4.9%
A Schulman Inc	51,428	2,211
Albemarle Corp	10,887	1,010
Allegheny Technologies *	11,924	282
American Vanguard Corp, Cl B	16,000	323
Ashland Global Holdings	14,677	1,024
Avery Dennison Corp	24,778	2,633
Berry Global Group *	41,193	2,258
Boise Cascade	24,368	941
Cabot	24,685	1,375
Cleveland-Cliffs *(A)	65,808	457
Crown Holdings *	6,440	327
Eagle Materials	10,769	1,110
FMC Corp	81,975	6,277
Huntsman	23,455	686
Innophos Holdings	4,361	175
Louisiana-Pacific	28,749	827
LSB Industries *(A)	97,827	600
Materion Corp	12,245	625
Neenah Paper Inc, Cl A	14,000	1,098
Owens-Illinois *	89,856	1,946
Packaging Corp of America	10,242	1,154
PolyOne	61,364	2,609
Rayonier Advanced Materials Inc	43,416	932
Sensient Technologies Corp	16,062	1,134
Silgan Holdings	132,560	3,692
Steel Dynamics	42,104	1,862
Stepan Co	6,908	575
Summit Materials, Cl A *	42,384	1,283
Trinseo	11,809	874
United States Steel	30,079	1,059
Valvoline	87,909	1,945
Westlake Chemical	10,306	1,146
Worthington Industries	10,292	442

		44,892

Real Estate — 4.7%
Alexander’s ‡	3,747	1,428
Alexandria Real Estate Equities ‡	10,497	1,311
Armada Hoffler Properties Inc ‡	70,201	961
CoreCivic ‡	103,069	2,012
CoreSite Realty ‡	5,244	526
Digital Realty Trust Inc, Cl A ‡	10,717	1,129
Douglas Emmett ‡	4,298	158
Education Realty Trust ‡	17,855	585
EPR Properties, Cl A ‡	25,392	1,407

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Forest City Realty Trust, Cl A ‡	22,450	$455
Forestar Group Inc *	2,519	53
Four Corners Property Trust ‡	13,380	309
Gaming and Leisure Properties ‡	84,530	2,829
GEO Group ‡	20,390	417
Getty Realty ‡	28,351	715
Highwoods Properties ‡	4,170	183
Howard Hughes *	45,878	6,383
InfraREIT ‡	67,012	1,302
Invitation Homes ‡	161,917	3,697
Jones Lang LaSalle	16,139	2,818
MedEquities Realty Trust Inc ‡	92,294	970
Medical Properties Trust ‡(A)	317,210	4,124
Mid-America Apartment Communities ‡	5,599	511
Monmouth Real Estate Investment, Cl A ‡	24,916	375
Newmark Group, Cl A *	102,369	1,555
Potlatch ‡	7,281	379
Realogy Holdings (A)	35,594	971
Regency Centers Corp ‡	6,935	409
Ryman Hospitality Properties ‡	14,227	1,102
Sun Communities ‡	1,400	128
Sunstone Hotel Investors ‡(A)	59,555	906
Tier Inc ‡	56,445	1,043
Xenia Hotels & Resorts Inc ‡	90,567	1,786

		42,937

Telecommunication Services — 0.5%
Cogent Communications Holdings	12,431	539
Telephone & Data Systems	33,814	948
Vonage Holdings *	259,708	2,766

		4,253

Utilities — 1.6%
Atmos Energy	20,484	1,726
Avista	21,700	1,112
Black Hills, Cl A	6,055	329
CMS Energy Corp	10,600	480
Great Plains Energy	42,356	1,347
Hawaiian Electric Industries	9,542	328
IDACORP, Cl A	10,909	963
Middlesex Water	8,501	312
Portland General Electric	43,378	1,757
SJW Group	5,664	299
Southwest Gas Holdings	10,221	691
UGI	35,168	1,562
Unitil	23,965	1,112
Vectren	7,055	451

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vistra Energy *	96,128	$ 2,002

		14,471

Total Common Stock (Cost $562,149) ($ Thousands)		881,233

	Number of Rights

RIGHTS — 0.0%
Endo Pharmaceuticals ‡‡	1,900	–

Central European Media Enterprises ‡‡	53	–

Dyax CVR, Expires 12/31/2019	6,884	–

Safeway CVR - PDC ‡‡	11,400	–

Chelseea Therapeutics International CVR ‡‡	3,004	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 9.7%
SEI Liquidity Fund, L.P.
1.750% **†(B)	88,460,530	88,451

Total Affiliated Partnership (Cost $88,459) ($ Thousands)		88,451

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	35,109,890	35,110

Total Cash Equivalent (Cost $35,110) ($ Thousands)		35,110

Total Investments in Securities— 109.6% (Cost $685,718) ($ Thousands)		$ 1,004,794

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	7

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Small/Mid Cap Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Russell 2000 Index E-MINI	22	Jun-2018	$1,698	$1,684	$(14)
S&P Mid Cap 400 Index E-MINI	11	Jun-2018	2,067	2,071	4

			$3,765	$3,755	$(10)

Percentages are based on Net Assets of $916,663 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

†	Investment in Affiliated Security (see Note 6).

(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018 was $87,905 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $88,451 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$881,233	$–	$–	$881,233
Rights	–	1	–	1
Affiliated Partnership	–	88,451	–	88,451
Cash Equivalent	35,110	–	–	35,110

Total Investments in Securities	$916,343	$88,452	$–	$1,004,795

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Appreciation	$4	$—	$—	$4

Unrealized Depreciation	(14)	—	—	(14)

Total Other Financial Instruments	$(10)	$—	$—	$(10)

* Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Security Description	Value 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$76,976	$149,805	$ (138,322)	$—	$(8)	$88,451	$212
SEI Daily Income Trust, Government Fund, Class F	47,192	54,800	(66,882)	—	—	$35,110	212

Totals	$124,168	$204,605	$ (205,204)	$ -	$(8)	$123,561	$424

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Consumer Discretionary — 14.8%
AutoZone Inc *	1,300	$843
BorgWarner Inc	12,000	603
Burlington Stores *	6,900	919
Carter’s Inc	6,200	646
Dollar General Corp	11,100	1,038
DR Horton Inc	2,600	114
Foot Locker Inc, Cl A	4,500	205
FTD Cos Inc *	3,100	11
Gap Inc	12,500	390
Hilton Grand Vacations *	15,300	658
Hilton Worldwide Holdings	8,000	630
John Wiley & Sons, Cl A	600	38
Kohl’s Corp	12,583	824
Lear	5,300	986
Lennar, Cl B	2,754	131
Liberty Interactive QVC Group, Cl A *	31,800	800
LKQ Corp *	22,200	843
Lululemon Athletica Inc *	10,800	963
Macy’s Inc	32,400	964
News Corp	37,600	594
Nordstrom Inc	4,600	223
NVR *	220	616
PVH Corp	6,500	984
Ross Stores Inc	14,000	1,092
Signet Jewelers	17,100	659
Skechers U.S.A., Cl A *	18,700	727
Thor Industries	5,200	599
VF Corp	2,100	156
Vista Outdoor *	3,200	52
Yum China Holdings	20,900	867

		18,175

Consumer Staples — 3.5%
Conagra Brands Inc	21,500	793
Ingredion Inc	4,200	541
JM Smucker Co	6,800	843
Kroger Co	22,000	527
Pilgrim’s Pride *	21,500	529
Tyson Foods Inc, Cl A	14,100	1,032

		4,265

Energy — 5.9%
Andeavor	1,800	181
Continental Resources, Cl A *	16,000	943
CVR Energy (A)	6,700	202
Devon Energy Corp	26,300	836
Exterran *	2,200	59
Marathon Oil Corp	55,400	893
Marathon Petroleum Corp	19,500	1,426
Newfield Exploration Co *	13,500	330
Noble Energy Inc	28,700	870

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ONEOK Inc	17,100	$973
Williams Cos Inc	18,300	455

		7,168

Financials — 13.0%
Affiliated Managers Group	3,400	645
American Equity Investment Life Holding	7,500	220
American Financial Group	4,400	494
Ameriprise Financial Inc	6,600	976
Annaly Capital Management ‡	21,700	226
BGC Partners, Cl A	6,100	82
Chimera Investment ‡	13,400	233
Citizens Financial Group	24,600	1,033
CNA Financial Corp	11,900	587
Comerica Inc	2,400	230
Donnelley Financial Solutions *	10,800	185
East West Bancorp Inc	10,700	669
Evercore, Cl A	1,100	96
Financial Institutions	900	27
FNF Group	19,700	788
Genworth Financial, Cl A *	38,100	108
Hilltop Holdings Inc	4,800	113
Invesco Ltd	21,600	691
Ladder Capital Corp, Cl A ‡	22,700	342
Lincoln National Corp	11,800	862
Loews Corp	8,100	403
MSCI, Cl A	2,700	404
National General Holdings	3,900	95
Navient Corp	42,600	559
Old Republic International Corp	31,700	680
OneMain Holdings, Cl A *	11,900	356
Raymond James Financial Inc	8,500	760
Regions Financial Corp	57,000	1,059
Santander Consumer USA Holdings	35,800	584
SunTrust Banks Inc	11,900	810
T Rowe Price Group Inc	6,100	659
Unum Group	17,200	819
Western Asset Mortgage Capital ‡	12,100	117

		15,912

Health Care — 10.7%
Agilent Technologies Inc	10,400	696
Align Technology Inc *	3,700	929
Bruker Corp	21,200	634
Centene Corp *	10,600	1,133
Cerner Corp *	14,700	853
Danaher Corp, Cl A	3,600	352
DENTSPLY SIRONA Inc	12,600	634
Edwards Lifesciences Corp, Cl A *	4,200	586
Exelixis *	13,700	303
Halozyme Therapeutics *	4,100	80
Hill-Rom Holdings	1,800	157

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hologic Inc *	8,900	$333
IDEXX Laboratories Inc *	5,300	1,014
Illumina Inc *	5,100	1,206
Mettler-Toledo International *	1,050	604
Mylan NV *	17,200	708
Perrigo Co PLC	400	33
STERIS PLC	7,600	710
WellCare Health Plans Inc *	2,200	426
Zimmer Biomet Holdings Inc	2,200	240
Zoetis Inc, Cl A	18,000	1,503

		13,134

Industrials — 12.9%
Alaska Air Group Inc	6,300	390
AMETEK Inc	12,100	919
Applied Industrial Technologies Inc, Cl A	4,500	328
Arconic Inc	12,200	281
Atkore International Group *	10,000	199
Colfax Corp *	3,400	108
Continental Building Products Inc *	5,400	154
Crane, Cl A	3,700	343
Cummins Inc	6,500	1,054
Dover Corp	8,600	845
Global Brass & Copper Holdings	3,600	120
Harris Corp	6,400	1,032
Heidrick & Struggles International	1,900	59
Huntington Ingalls Industries, Cl A	4,200	1,083
IDEX Corp	5,900	841
Ingersoll-Rand PLC	10,100	864
Insperity Inc, Cl A	6,000	417
Masco Corp	14,700	594
MSC Industrial Direct, Cl A	3,200	293
Mueller Industries Inc	4,800	126
NCI Building Systems *	6,600	117
Old Dominion Freight Line, Cl A	5,500	808
Oshkosh	8,600	665
Pentair PLC	9,100	620
SP Plus *	2,100	75
Spirit AeroSystems Holdings, Cl A	11,500	963
SPX FLOW *	3,600	177
Terex Corp	10,400	389
Universal Forest Products	14,700	477
Vectrus *	4,400	164
Veritiv Corp *	1,500	59
WESCO International *	10,200	633
WW Grainger Inc	1,900	536

		15,733

Information Technology — 16.6%
Advanced Energy Industries *	900	57
Akamai Technologies Inc *	11,700	830
Alpha & Omega Semiconductor *	300	5

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Analog Devices Inc	2,000	$182
ANSYS Inc *	5,500	862
Applied Materials Inc	14,800	823
Arrow Electronics Inc, Cl A *	9,100	701
Avnet	1,500	63
Booz Allen Hamilton Holding, Cl A	18,400	712
Broadridge Financial Solutions	500	55
CACI International, Cl A *	700	106
Cadence Design Systems Inc *	19,800	728
CDW	11,700	823
Cognizant Technology Solutions, Cl A	2,100	169
Dell Technologies, Cl V *	12,000	879
EchoStar Corp, Cl A *	5,600	295
Etsy *	3,800	107
F5 Networks Inc, Cl A *	1,400	202
Fiserv Inc, Cl A *	14,000	998
Fortinet *	9,400	504
Hackett Group Inc/The	5,600	90
IAC/InterActive *	800	125
IPG Photonics Corp *	1,400	327
Juniper Networks Inc	7,900	192
KLA-Tencor Corp	8,300	905
Leidos Holdings	7,900	517
Maxim Integrated Products	16,200	976
MicroStrategy, Cl A *	2,700	348
MKS Instruments	3,100	359
National Instruments	8,200	415
ON Semiconductor *	35,300	863
Paychex Inc	1,500	92
Progress Software Corp	5,700	219
Red Hat Inc *	3,100	463
Skyworks Solutions Inc	9,000	902
SPS Commerce Inc *	1,900	122
Synopsys Inc *	10,500	874
Teradyne	11,300	517
Total System Services Inc	12,200	1,052
Trimble *	18,000	646
Western Digital Corp	12,700	1,172

		20,277

Materials — 6.1%
Alcoa	15,800	710
CF Industries Holdings Inc	15,300	577
Chemours	15,300	745
Crown Holdings *	1,800	91
Freeport-McMoRan Inc, Cl B	61,800	1,086
Huntsman	22,300	652
Ingevity *	3,600	265
LyondellBasell Industries, Cl A	2,200	233
Newmont Mining Corp	15,200	594
Olin	2,000	61
Owens-Illinois *	26,800	581

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reliance Steel & Aluminum	1,100	$94
Southern Copper	6,900	374
Steel Dynamics	14,000	619
United States Steel	2,300	81
Westlake Chemical	6,500	723

		7,486

Real Estate — 7.6%
Apple Hospitality Inc ‡	36,200	636
Ashford Hospitality Prime ‡	13,300	129
Ashford Hospitality Trust ‡	13,300	86
Brixmor Property Group ‡	44,900	685
CBRE Group, Cl A *	21,000	992
Chesapeake Lodging Trust ‡	14,400	400
CoreCivic ‡	25,800	504
DDR ‡	76,300	559
Franklin Street Properties ‡	15,400	130
GEO Group ‡	9,350	191
Gladstone Commercial Corp ‡	2,800	49
HCP Inc ‡	34,800	808
Hospitality Properties Trust ‡	22,100	560
Host Hotels & Resorts Inc ‡	16,300	304
Kimco Realty Corp ‡	30,700	442
Prologis Inc ‡	4,100	258
RMR Group Inc/The	2,100	147
Senior Housing Properties Trust ‡	4,000	63
Spirit Realty Capital ‡	83,700	650
VEREIT ‡	88,700	617
Weyerhaeuser Co ‡	15,300	535
WP Carey ‡	5,000	310
Xenia Hotels & Resorts Inc ‡	15,200	300

		9,355

Telecommunication Services — 0.6%
CenturyLink	24,000	394
Telephone & Data Systems	13,200	370

		764

Utilities — 5.6%
AES Corp	60,800	691
Atmos Energy	8,700	733
CenterPoint Energy Inc	26,400	724
DTE Energy Co	7,000	731
Entergy Corp	4,700	370
MDU Resources Group	24,500	690
NiSource Inc	6,800	163
NRG Energy Inc	28,600	873
PPL Corp	25,100	710
SJW Group	1,200	63
UGI	16,800	746

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vistra Energy *	14,800	$ 308

		6,802

Total Common Stock (Cost $104,711) ($ Thousands)		119,071

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
1.750% **†(B)	199,665	200

Total Affiliated Partnership (Cost $199) ($ Thousands)		200

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	3,220,883	3,221

Total Cash Equivalent (Cost $3,221) ($ Thousands)		3,221

Total Investments in Securities— 100.1% (Cost $108,131) ($ Thousands)		$ 122,492

Percentages are based on Net Assets of $122,424 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2018 (see Note 10). The total market value of securities on loan at March 31, 2018 was $199 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of March 31, 2018 was $200 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$119,071	$–	$–	$119,071
Affiliated Partnership	–	200	–	200
Cash Equivalent	3,221	–	–	3,221

Total Investments in Securities	$122,292	$200	$–	$122,492

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS

March 31, 2018

Mid-Cap Fund (Continued)

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value at 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 3/31/18	Dividend Income
SEI Liquidity Fund, L.P.	$52	$4,285	$(4,138)	$—	$1	$200	$7
SEI Daily Income Trust, Government Fund, Class F	4,669	11,172	(12,620)	—	—	3,221	25

Totals	$4,721	$15,457	$(16,758)	$ -	$1	$3,421	$32

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 9.8%
Aramark	89,864	$3,555
AutoZone Inc *	4,800	3,114
Bed Bath & Beyond	67,000	1,406
Best Buy Inc	51,774	3,624
Big Lots	28,000	1,219
Bridgepoint Education Inc, Cl A *	23,784	160
Cable One Inc	884	607
Callaway Golf	38,849	636
Canadian Tire Corp, Cl A	30,700	4,034
Cheesecake Factory	100,737	4,858
Children’s Place	21,300	2,881
Churchill Downs Inc	4,490	1,096
Comcast Corp, Cl A	248,200	8,481
Cracker Barrel Old Country Store	6,511	1,037
Darden Restaurants Inc	135,545	11,555
Del Frisco’s Restaurant Group *	4,601	70
Discovery Communications, Cl C *	54,613	1,066
Dollar General Corp	55,100	5,155
Five Below Inc *	8,048	590
Golden Entertainment Inc *	21,937	510
Graham Holdings, Cl B	968	583
Grand Canyon Education Inc *	5,599	587
H&R Block Inc	195,495	4,968
Hilton Grand Vacations *	133,045	5,724
Hooker Furniture Corp	4,202	154
Kohl’s Corp	89,800	5,883
Liberty Expedia Holdings, Cl A *	27,290	1,072
Lions Gate Entertainment Corp, Cl A	41,237	1,065
Lions Gate Entertainment Corp, Cl B	115,200	2,774
Live Nation Entertainment Inc *	100,795	4,247
Lowe’s Cos Inc	68,900	6,046
Macy’s Inc	37,300	1,109
Madison Square Garden *	20,443	5,025
McDonald’s Corp	100,815	15,765
MSG Networks *	49,233	1,113
Murphy USA *	98,300	7,156
NVR *	1,990	5,572
Ruth’s Hospitality Group Inc	4,606	113
Sally Beauty Holdings *	142,800	2,349
Target Corp, Cl A	262,700	18,239
Toyota Motor Corp ADR	37,500	4,889
Ulta Beauty Inc *	37,975	7,757
Walt Disney Co	36,100	3,626
World Wrestling Entertainment, Cl A	26,172	942
Yum China Holdings	41,403	1,718

		164,130

Consumer Staples — 19.5%
Altria Group Inc	202,039	12,591
Blue Buffalo Pet Products *	12,951	516
Boston Beer, Cl A *	3,105	587

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brown-Forman Corp, Cl B	39,594	$2,154
Bunge	73,936	5,467
Calavo Growers	15,650	1,443
Campbell Soup Co	80,500	3,486
Church & Dwight Co Inc	119,015	5,994
Clorox Co	70,254	9,351
Coca-Cola Co	302,469	13,136
Colgate-Palmolive Co	266,052	19,071
Costco Wholesale Corp	77,234	14,553
CVS Health Corp	53,500	3,328
Estee Lauder Co, Cl A	51,780	7,752
Flowers Foods	208,455	4,557
Fresh Del Monte Produce	93,854	4,246
Hershey Co	3,446	341
Hostess Brands, Cl A *	36,909	546
Ingredion Inc	55,800	7,194
J&J Snack Foods Corp	5,929	810
JM Smucker Co	96,000	11,905
Kellogg Co	154,200	10,025
Kimberly-Clark Corp	90,119	9,925
Kroger Co	277,800	6,650
Lamb Weston Holdings	257,404	14,986
Lancaster Colony Corp	3,277	403
MGP Ingredients	7,326	656
Monster Beverage Corp *	117,247	6,708
National Beverage, Cl A	8,692	774
PepsiCo Inc	166,779	18,204
Performance Food Group *	16,504	493
Philip Morris International	109,982	10,932
Procter & Gamble Co	211,621	16,777
Sanderson Farms	50,686	6,033
Sysco Corp, Cl A	183,443	10,999
Tyson Foods Inc, Cl A	336,295	24,613
Universal Corp	13,957	677
US Foods Holding *	362,315	11,873
USANA Health Sciences Inc *	16,456	1,414
Vector Group Ltd	44,614	910
Walgreens Boots Alliance Inc	165,700	10,848
Walmart Inc	378,301	33,657

		326,585

Energy — 1.8%
Centennial Resource Development, Cl A *	24,396	448
Exxon Mobil Corp	260,635	19,446
Midstates Petroleum *	23,251	310
Par Pacific Holdings *	80,234	1,378
Peabody Energy	11,265	411
Penn Virginia Corp *	3,895	136
Valero Energy Corp	85,600	7,941

		30,070

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials — 15.6%
ACNB Corp	966	$28
Aflac Inc	234,000	10,240
Allstate Corp	249,207	23,625
American Financial Group	39,084	4,386
American National Insurance Co	3,738	437
Annaly Capital Management ‡	536,015	5,591
Anworth Mortgage Asset Corp ‡	20,918	100
Apollo Commercial Real Estate Finance	209,092	3,759
Arch Capital Group Ltd *	175,831	15,049
Argo Group International Holdings	6,306	362
Assurant Inc	6,765	618
Atlas Financial Holdings Inc *	9,959	103
Axis Capital Holdings	108,696	6,258
B. Riley Financial Inc	7,313	143
Baldwin & Lyons Inc, Cl B	322	7
Bank of NT Butterfield & Son Ltd/The	33,697	1,512
BB&T Corp	44,500	2,316
BCB Bancorp Inc	3,588	56
Berkshire Hathaway Inc, Cl B *	96,200	19,190
Brown & Brown	13,816	352
Cboe Global Markets Inc	121,116	13,819
Century Bancorp Inc/MA, Cl A	789	63
Chimera Investment ‡	11,884	207
Civista Bancshares Inc	3,327	76
CME Group Inc	50,655	8,193
Comerica Inc	60,184	5,773
Community Bankers Trust Corp *	17,908	161
Community Financial Corp/The	206	8
Consolidated-Tomoka Land	4,811	302
Eagle Bancorp *	13,818	827
Enstar Group *	3,173	667
Equity Bancshares Inc, Cl A *	4,321	169
Essent Group Ltd *	31,327	1,333
Evercore, Cl A	482	42
Everest Re Group Ltd	54,280	13,940
Farmers Capital Bank Corp	10,047	401
First American Financial Corp	76,300	4,477
First Bancshares Inc/The	1,681	54
First Business Financial Services Inc	2,957	74
First Foundation *	6,810	126
First Northwest Bancorp *	4,769	81
FNB Bancorp/CA	1,273	47
Genworth MI Canada Inc	71,000	2,258
Global Indemnity Ltd	1,290	45
Hingham Institution for Savings	521	107
Houlihan Lokey Inc, Cl A	36,289	1,619
Howard Bancorp Inc *	3,689	73
Independent Bank	1,552	36
Intercontinental Exchange Inc	46,163	3,348
International. FCStone *	4,071	174
Invesco Mortgage Capital Inc ‡	25,452	417

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Investar Holding Corp	965	$25
Kemper Corp, Cl A	4,949	282
Kingstone Cos Inc	12,092	203
Loblaw Ltd	74,200	3,746
LPL Financial Holdings Inc	104,329	6,371
Malvern Bancorp Inc *	480	13
MFA Financial ‡	775,139	5,837
Moelis & Co, Cl A	33,137	1,685
Morningstar Inc, Cl A	11,269	1,076
MTGE Investment Corp ‡	55,817	999
National Bank of Canada	96,800	4,553
National Commerce Corp *	6,258	273
National General Holdings	24,037	584
New Mountain Finance Corp	150,100	1,974
Nicolet Bankshares Inc *	6,867	378
NMI Holdings Inc, Cl A *	36,568	605
Northeast Bancorp	26,067	534
Norwood Financial Corp	450	14
Old Line Bancshares Inc	13,809	456
Old Second Bancorp Inc	8,516	118
Orchid Island Capital Inc, Cl A ‡	19,034	140
PennyMac Financial Services, Cl A *	23,313	528
Peoples Bancorp of North Carolina Inc	595	18
ProAssurance Corp	19,684	956
Progressive Corp	312,180	19,021
Reinsurance Group of America, Cl A	55,666	8,573
Reliant Bancorp	100	2
RenaissanceRe Holdings	22,713	3,146
Royal Bank of Canada	58,700	4,531
S&P Global Inc	33,338	6,370
Safety Insurance Group	6,911	531
Starwood Property Trust ‡	112,600	2,359
Sutherland Asset Management Corp ‡	31,292	474
Third Point Reinsurance Ltd *	79,355	1,107
Timberland Bancorp Inc/WA	15,155	461
Travelers Cos Inc	97,500	13,539
Two Harbors Investment ‡	91,400	1,405
United Financial Bancorp Inc	107,408	1,740
United Security Bancshares/Fresno CA	938	10
Unity Bancorp Inc	2,310	51
Unum Group	17,384	828
US Bancorp	104,936	5,299
Validus Holdings	75,639	5,102
Virtu Financial, Cl A	20,927	691
Walker & Dunlop	22,084	1,312
Waterstone Financial Inc	7,851	136
White Mountains Insurance Group Ltd	876	721

		261,826

Health Care — 13.4%
AbbVie Inc	63,200	5,982
Aetna Inc, Cl A	32,400	5,476

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AmerisourceBergen Corp, Cl A	63,022	$5,433
Amgen Inc, Cl A	22,600	3,853
Amphastar Pharmaceuticals Inc *	29,016	544
Anthem Inc	48,900	10,743
Baxter International Inc	225,956	14,696
Bio-Rad Laboratories, Cl A *	34,959	8,743
Cambrex Corp *	7,079	370
Catalent *	15,432	634
Chemed Corp	5,126	1,399
Cigna Corp	70,457	11,818
Eli Lilly & Co	128,631	9,952
Encompass Health Corp	2,965	170
Enzo Biochem Inc *	54,812	300
Express Scripts Holding Co *	84,200	5,817
Gilead Sciences Inc	59,000	4,448
Haemonetics Corp *	15,348	1,123
HCA Healthcare Inc	48,400	4,695
Heska Corp *	5,134	406
Humana Inc	49,795	13,386
ICU Medical *	5,492	1,386
IDEXX Laboratories Inc *	55,510	10,624
Integra LifeSciences Holdings *	25,644	1,419
Intersect ENT Inc *	5,454	214
Johnson & Johnson	240,850	30,865
Kura Oncology *	7,205	135
Laboratory Corp of America Holdings *	19,487	3,152
LeMaitre Vascular Inc	19,373	702
Magellan Health *	3,321	356
Masimo *	12,993	1,143
Merck Co Inc	553,001	30,122
Molina Healthcare *	2,088	169
Mylan NV *	101,801	4,191
Myriad Genetics *	21,097	623
Pfizer Inc	685,600	24,332
PRA Health Sciences *	14,340	1,190
Prestige Brands Holdings Inc, Cl A *	20,393	688
Sanofi ADR	61,600	2,469
Strongbridge Biopharma *	21,770	193
Tactile Systems Technology Inc *	24,004	763
Utah Medical Products Inc	4,371	432

		225,156

Industrials — 5.1%
3M Co	411	90
Advanced Disposal Services Inc *	34,765	775
Allison Transmission Holdings	126,300	4,933
Blue Bird Corp *	24,025	569
Boeing Co	18,902	6,198
Carlisle	24,954	2,606
Casella Waste Systems, Cl A *	12,365	289
Daseke Inc *	54,891	537
Deere & Co	28,600	4,442

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Expeditors International of Washington	36,941	$2,338
FedEx Corp	15,900	3,818
Harris Corp	2,803	452
Lockheed Martin Corp	9,263	3,130
Omega Flex Inc	2,851	186
Raytheon Co	31,694	6,840
Republic Services Inc	146,800	9,723
United Technologies Corp	86,400	10,871
Waste Management Inc	329,615	27,727

		85,524

Information Technology — 10.4%
Amdocs Ltd	353,286	23,571
Appfolio Inc, Cl A *	7,196	294
Apple Inc	106,600	17,885
Aspen Technology Inc *	8,046	635
Atlassian, Cl A *	12,178	657
Black Knight Inc *	366	17
Booz Allen Hamilton Holding, Cl A	147,269	5,702
CA Inc	113,000	3,831
CACI International, Cl A *	1,386	210
Cadence Design Systems Inc *	68,392	2,515
Canon Inc ADR	165,912	6,047
Cisco Systems Inc	444,300	19,056
CommVault Systems Inc *	5,583	319
Convergys	97,600	2,208
Corning Inc, Cl B	120,900	3,371
CSG Systems International Inc	815	37
Diodes *	4,562	139
Etsy *	1,780	50
F5 Networks Inc, Cl A *	41,500	6,001
Forrester Research Inc	5,899	245
IAC/InterActive *	26,427	4,133
Intel Corp	404,200	21,051
International Business Machines Corp	73,000	11,200
KLA-Tencor Corp	57,400	6,257
MoneyGram International Inc *	14,591	126
Motorola Solutions Inc	121,100	12,752
Oracle Corp, Cl B	128,700	5,888
Pure Storage, Cl A *	25,050	500
RealPage *	7,136	367
Sykes Enterprises Inc *	5,752	166
Synopsys Inc *	122,733	10,216
Tech Data *	30,000	2,554
TechTarget Inc *	8,618	171
Western Union Co	329,100	6,329
Xcerra Corp *	43,793	510

		175,010

Materials — 1.6%
Avery Dennison Corp	34,614	3,678
Berry Global Group *	20,371	1,116

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS

March 31, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Crown Holdings *	95,100	$4,826
Eastman Chemical Co	35,400	3,737
LyondellBasell Industries, Cl A	33,245	3,513
NewMarket	1,421	571
Schweitzer-Mauduit International	60,500	2,369
Silgan Holdings	33,924	945
Sonoco Products	125,100	6,067
Valvoline	30,397	673
Warrior Met Coal Inc	5,204	146

		27,641

Real Estate — 4.0%
American Homes 4 Rent, Cl A ‡	109,838	2,206
Apple Hospitality Inc ‡	437,390	7,685
Columbia Property Trust ‡	29,135	596
Cousins Properties, Cl A ‡	70,122	609
Easterly Government Properties ‡	40,203	820
Four Corners Property Trust ‡	44,579	1,029
Getty Realty ‡	102,400	2,583
Great Ajax Corp ‡	6,210	84
Jernigan Capital Inc ‡	4,611	84
Marcus & Millichap Inc *	5,272	190
Maui Land & Pineapple Co Inc *	5,025	59
MedEquities Realty Trust Inc ‡	25,432	267
National Health Investors ‡	82,202	5,531
Omega Healthcare Investors ‡	144,000	3,894
Park Hotels & Resorts ‡	182,454	4,930
Piedmont Office Realty Trust, Cl A	273,000	4,802
PotlatchDeltic Corp ‡	5,956	310
Prologis Inc ‡	29,324	1,847
PS Business Parks	17,138	1,937
Retail Properties of America, Cl A ‡	315,600	3,680
RMR Group Inc/The	6,770	474
Ryman Hospitality Properties ‡	8,128	630
SBA Communications Corp, Cl A *‡	79,927	13,661
Senior Housing Properties Trust ‡	221,100	3,462
St. Joe *	2,504	47
Terreno Realty ‡	29,249	1,009
VEREIT ‡	609,100	4,239
Xenia Hotels & Resorts Inc ‡	10,388	205

		66,870

Telecommunication Services — 3.5%
AT&T Inc	557,714	19,883
BCE Inc	82,400	3,543
China Mobile Ltd ADR	75,300	3,445
Nippon Telegraph & Telephone Corp ADR	86,900	4,045
NTT DOCOMO Inc ADR	260,300	6,656
SK Telecom Co Ltd ADR	191,000	4,616
Verizon Communications Inc	335,300	16,034

		58,222

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 12.8%
ALLETE	22,120	$1,598
American Electric Power	365,758	25,087
Avangrid Inc	43,080	2,202
Black Hills, Cl A	23,017	1,250
CenterPoint Energy Inc	261,779	7,173
Chesapeake Utilities Corp	11,351	798
CMS Energy Corp	143,919	6,518
Consolidated Edison Inc	86,400	6,734
DTE Energy Co	37,434	3,908
Edison International	132,033	8,405
El Paso Electric, Cl A	37,915	1,934
Entergy Corp	146,600	11,549
Eversource Energy	30,845	1,817
Exelon Corp	671,632	26,200
FirstEnergy Corp	283,200	9,632
Hawaiian Electric Industries	97,419	3,349
IDACORP, Cl A	27,113	2,393
Korea Electric Power Corp ADR	172,200	2,650
MGE Energy	5,829	327
National Fuel Gas	57,096	2,938
New Jersey Resources	1,105	44
NextEra Energy Inc	121,899	19,910
Northwest Natural Gas Co	17,621	1,016
NorthWestern	24,681	1,328
NRG Yield Inc, Cl A	6,909	114
PG&E Corp	270,504	11,883
Pinnacle West Capital	34,483	2,752
PNM Resources	52,068	1,992
Portland General Electric	34,268	1,388
PPL Corp	476,239	13,473
Public Service Enterprise Group	232,900	11,701
SCANA Corp	80,300	3,015
SJW Group	6,049	319
Southwest Gas Holdings	9,490	642
Spire	27,683	2,001
UGI	36,148	1,606
Unitil	22,335	1,037
Vectren	67,885	4,339
Vistra Energy *	222,020	4,625
Xcel Energy Inc	120,578	5,484

		215,131

Total Common Stock (Cost $1,455,064) ($ Thousands)		1,636,165

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	37,956,090	$37,956

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT (continued)

Total Cash Equivalent (Cost $37,956) ($ Thousands)		$37,956

Total Investments in Securities— 99.8% (Cost $1,493,020) ($ Thousands)		$1,674,121

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	166	Jun-2018	$23,102	$21,937	$ (1,165)

Percentages are based on Net Assets of $1,678,156 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

ADR — American Depositary Receipt

Cl — Class

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,636,165	$–	$–	$1,636,165
Cash Equivalent	37,956	–	–	37,956

Total Investments in Securities	$1,674,121	$–	$–	$1,674,121

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(1,165)	$–	$–	$(1,165)

Total Other Financial Instruments	$(1,165)	$–	$–	$(1,165)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 32,713	$ 512,063	$ (506,820)	$ -	$ -	$ 37,956	$ 198

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	5

SCHEDULE OF INVESTMENTS

March 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Australia — 2.8%
AGL Energy Ltd	115,263	$1,935
AMP Ltd	429,230	1,653
Aurizon Holdings Ltd	163,399	535
AusNet Services	581,811	751
BHP Billiton Ltd	12,417	274
Caltex Australia Ltd	22,339	542
Coca-Cola Amatil Ltd	354,615	2,371
Cochlear Ltd	16,327	2,296
Crown Resorts Ltd	120,119	1,175
CSL Ltd	45,149	5,441
Elders Ltd	21,538	123
Flight Centre Travel Group Ltd	53,383	2,338
Insurance Australia Group	86,534	499
LendLease Group	186,932	2,498
New Century Resources Ltd *	51,145	48
Orica Ltd	38,001	521
Sonic Healthcare Ltd	28,679	506
South32 Ltd	317,798	792
Telstra Corp Ltd, Cl B	1,635,953	3,957
Treasury Wine Estates Ltd	19,617	257
Wesfarmers Ltd	219,717	7,036
Woolworths Group Ltd	244,153	4,946
		40,494

Austria — 1.5%
Agrana Beteiligungs AG	7,676	903
Erste Group Bank AG	7,081	358
EVN AG	17,488	341
Oberbank AG	594	63
Oesterreichische Post AG	69,674	3,471
Raiffeisen Bank International AG	14,438	564
Telekom Austria AG, Cl A *	91,176	869
Verbund AG	93,826	2,738
voestalpine AG	238,610	12,558
		21,865

Belgium — 1.1%
Ageas	4,137	214
Befimmo SA ‡	3,414	221
Bekaert SA	26,414	1,129
bpost SA	9,939	225
Colruyt SA	112,726	6,221
Elia System Operator SA/NV	10,713	670
Financiere de Tubize	1,779	134
Greenyard NV	8,236	184
KBC Group NV	7,314	639
Proximus SADP	83,747	2,600
Retail Estates ‡	4,661	416
Sipef SA	2,210	162
UCB SA, Cl A	30,216	2,468
		15,283

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Bermuda — 0.1%
Arch Capital Group Ltd *	11,029	$944
Everest Re Group Ltd	4,198	1,078
		2,022

Canada — 7.1%
Agnico Eagle Mines Ltd	37,800	1,589
Alimentation Couche-Tard, Cl B	32,800	1,467
Artis, Cl Trust Unit	56,800	599
Atco Ltd, Cl I	106,977	3,434
Bank of Montreal	107,517	8,116
Bank of Nova Scotia, Cl C	6,300	388
Barrick Gold Corp	162,700	2,025
BCE Inc	251,118	10,805
BTB ‡	7,300	26
Canadian Imperial Bank of Commerce	71,668	6,322
Canadian Tire Corp, Cl A	26,500	3,482
Canadian Utilities Ltd, Cl A	96,286	2,568
Canfor Corp *	20,100	458
CGI Group Inc, Cl A *	23,700	1,366
Constellation Software Inc	2,400	1,627
Dollarama Inc	22,400	2,721
Dream Global ‡	1,800	19
Dream Office ‡	10,700	194
Emera Inc	101,829	3,219
Empire Co Ltd, Cl A	25,300	507
Fairfax Financial Holdings Ltd	2,600	1,317
Franco-Nevada Corp	4,000	273
George Weston Ltd	112,380	9,041
Great-West Lifeco Inc	83,100	2,119
H&R ‡	122,600	2,000
IGM Financial Inc	2,000	58
Industrial Alliance Insurance & Financial Services	24,000	987
Intact Financial Corp	31,300	2,350
Kinross Gold Corp *	402,500	1,589
Loblaw Ltd	143,900	7,265
Maple Leaf Foods Inc	47,627	1,160
Mitel Networks Corp *	14,858	138
Morguard ‡	5,637	59
Morguard North American Residential ‡	4,900	52
National Bank of Canada	203,600	9,576
RioCan ‡	86,200	1,581
Rogers Communications Inc, Cl B	163,900	7,315
Royal Bank of Canada	1,000	77
Shaw Communications Inc, Cl B	94,455	1,818
TELUS Corp	3,400	119
Toronto-Dominion Bank	32,992	1,871
True North Commercial ‡	6,100	31
		101,728

China — 0.0%
Yangzijiang Shipbuilding Holdings	446,200	416

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Denmark — 1.8%
Carlsberg A/S, Cl B	93,237	$11,094
GN Store Nord A/S	136,439	4,813
H Lundbeck A/S, Cl H	2	–
Matas A/S	10,339	111
Royal Unibrew A/S	68,978	4,588
Schouw & Co AB	12,244	1,216
William Demant Holding *	109,418	4,062
		25,884

Finland — 0.7%
DNA Oyj	31,766	690
Elisa Oyj	32,544	1,473
Fortum Oyj	207,042	4,455
Kesko Oyj, Cl B	13,964	799
Orion Oyj, Cl B	50,193	1,538
Raisio Oyj, Cl V	54,015	240
		9,195

France — 1.3%
Aeroports de Paris, Cl A	6,833	1,491
Boiron SA	654	55
Credit Agricole SA	48,568	791
Dassault Aviation SA	1,593	3,047
Engie SA	204,880	3,424
GL Events	1,905	57
Infotel SA	43	3
Metropole Television SA	20,142	519
Rallye SA	10,765	162
Veolia Environnement	355,449	8,427
Vilmorin & Cie SA	2,344	204
		18,180

Germany — 2.6%
Aareal Bank AG	90,381	4,312
Aurubis AG	34,761	2,924
Axel Springer SE	5,699	477
Beiersdorf AG	18,367	2,077
Bijou Brigitte AG	636	36
CECONOMY AG	63,672	732
CTS Eventim & KGaA	14,774	694
Deutsche Lufthansa	150,283	4,806
Deutsche Post AG	92,769	4,065
Fielmann AG	19,346	1,563
Fraport Frankfurt Airport Services Worldwide	3,769	371
Freenet AG	211,671	6,438
Hornbach Holding AG & Co KGaA	2,111	178
MAN SE	2,451	285
McKesson Europe AG	11,402	376
Merck KGaA	2,004	193
METRO AG	33,918	601
MVV Energie AG	2,427	73
RHOEN-KLINIKUM AG	99,275	3,355
Salzgitter AG	61,617	3,151

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wuestenrot & Wuerttembergische AG	15,091	$356
		37,063

Guernsey — 0.8%
Amdocs Ltd	159,408	10,636

Hong Kong — 4.8%
ASM Pacific Technology	272,200	3,861
BOC Hong Kong Holdings Ltd	746,000	3,661
CK Asset Holdings Ltd	149,000	1,259
CK Hutchison Holdings Ltd	20,500	247
CK Infrastructure Holdings Ltd	714,500	5,860
CLP Holdings Ltd, Cl B	1,680,156	17,156
First Pacific Co Ltd/Hong Kong	756,000	413
Guoco Group Ltd	15,000	199
Hang Lung Group Ltd	23,000	75
Hang Seng Bank Ltd	70,700	1,645
HK Electric Investments & HK Electric Investments (A)	1,691,500	1,638
HKT Trust & HKT Ltd	4,026,000	5,075
Hong Kong Aircraft Engineering Co Ltd	26,000	151
Hutchison Port Holdings Trust, Cl U	1,674,000	495
Hysan Development Co Ltd	116,000	616
Kerry Properties Ltd	225,000	1,019
Langham Hospitality Investments and Langham Hospitality Investments Ltd	425,500	182
Link ‡	659,000	5,649
Miramar Hotel & Investment	70,000	139
MTR Corp	649,000	3,502
NWS Holdings Ltd	238,000	434
PCCW Ltd	1,766,000	1,026
Power Assets Holdings Ltd	487,000	4,361
Regal ‡	269,000	82
Regal Hotels International Holdings Ltd	610,000	434
Shangri-La Asia Ltd	302,000	613
Sun Hung Kai Properties Ltd	13,000	207
Sunlight ‡	310,000	211
Swire Pacific Ltd, Cl A	74,000	750
Transport International Holdings Ltd, Cl B	87,200	257
WH Group Ltd (A)	4,580,000	4,902
Wheelock & Co Ltd	79,000	581
Yue Yuen Industrial Holdings	549,500	2,197
		68,897

Ireland — 0.2%
Accenture PLC, Cl A	11,313	1,737
Green PLC ‡	91,421	170
Hibernia PLC ‡	341,851	608
		2,515

Israel — 1.7%
Amot Investments Ltd	111,967	600
Bank Hapoalim	1,265,135	8,676
Bank Leumi Le-Israel	1,523,061	9,182

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FIBI Holdings	1,678	$43
Gazit-Globe Ltd	34,439	340
Israel Discount Bank Ltd, Cl A *	1,164,822	3,345
Maabarot Products Ltd	1,705	19
Mediterranean Towers Ltd	39,638	80
Oil Refineries Ltd	253,832	117
Paz Oil Co Ltd	3,428	503
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	8,366	421
Shufersal Ltd	145,438	929
Strauss Group Ltd	18,363	395
		24,650

Italy — 0.9%
ACEA SpA	22,339	379
Avio SpA	5,445	93
Banca Mediolanum SpA	500,929	4,377
Hera SpA	1,401,493	5,131
Intesa Sanpaolo SpA	253,205	959
Iren SpA	529,617	1,660
Orsero SpA	4,900	54
		12,653

Japan — 7.4%
ABC-Mart Inc, Cl H	11,100	733
Aeon Hokkaido Corp	35,900	267
Aeon Ltd, Cl H	9,000	160
Ahjikan Co Ltd	2,500	31
Alfresa Holdings Corp	36,200	816
Alpen Co Ltd	36,369	815
Amiyaki Tei Co Ltd	2,300	123
Aohata Corp	2,900	66
Araya Industrial Co Ltd	2,600	52
Arcland Sakamoto Co Ltd	3,900	63
Asante Inc	2,200	42
Atsugi Co Ltd	23,900	269
Benesse Holdings Inc, Cl A	4,700	171
Canon Inc	180,200	6,595
Cawachi Ltd	200	5
C’BON COSMETICS Co Ltd	1,100	34
Computer Institute of Japan Ltd	24,800	163
Create Medic Co Ltd	6,200	66
Daiichi Kensetsu Corp	200	3
Daiichi Sankyo Co Ltd	129,879	4,350
DyDo Group Holdings Inc	36,590	2,315
EDION Corp	40,200	466
FALCO HOLDINGS Co Ltd	3,400	60
Feed One Co Ltd	17,400	36
Fujitsu Ltd	453,000	2,752
Fujiya Co Ltd	22,400	539
G-7 Holdings Inc, Cl 7	9,000	211
HABA Laboratories Inc	1,500	110
Hakudo Co Ltd	4,400	93

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Heiwa Real Estate Inc, Cl Series CP ‡	115	$111
Hino Motors Ltd	55,500	722
Hitachi Construction Machinery	18,200	710
Hitachi Ltd	97,000	706
Hokkaido Gas Co Ltd	26,000	74
Hoya Corp	63,300	3,202
Idemitsu Kosan	12,800	489
Invesco Office J-Reit Inc ‡	10,128	1,432
Itochu-Shokuhin Co Ltd	2,003	109
J Front Retailing Co Ltd	16,700	283
Japan Airlines Co Ltd	35,600	1,451
Japan Oil Transportation Co Ltd	3,000	91
Japan Post Bank Co Ltd	47,800	649
Japan Post Holdings Co Ltd	91,000	1,107
Japan Tobacco Inc	154,600	4,434
JSR Corp	6,800	154
JXTG Holdings Inc	51,100	314
Kadoya Sesame Mills Inc	1,000	62
Kakiyasu Honten Co Ltd	9,700	266
Kato Sangyo Co Ltd	29,100	1,019
Keiyo Co Ltd	42,700	224
King Jim Co Ltd	14,000	135
Kohnan Shoji Co Ltd	55,946	1,352
Kohsoku Corp	2,600	31
Kojima Co Ltd *	64,500	207
Komeri Co Ltd	7,500	203
K’s Holdings Corp	64,200	893
Kurimoto Ltd	17,100	327
Kyokuyo Co Ltd	14,200	515
KYORIN Holdings Inc	109,700	2,076
Kyushu Railway	13,800	432
LaSalle Logiport ‡	354	377
Marubeni Corp	332,300	2,429
McDonald’s Holdings Japan Co	75,800	3,589
Medipal Holdings Corp	196,300	4,105
Mitsubishi Gas Chemical Co Inc	105,900	2,567
Mitsubishi Materials Corp	3,500	105
Mitsubishi Tanabe Pharma	380,600	7,622
Mitsubishi UFJ Lease & Finance Co Ltd	36,100	217
Mitsui & Co Ltd	98,700	1,704
Mitsui Sugar Co Ltd	23,700	915
Miyoshi Oil & Fat Co Ltd	16,300	219
Mochida Pharmaceutical Co Ltd	3,400	242
Morito Co Ltd	6,400	61
Morozoff Ltd	1,100	70
Mory Industries Inc	4,000	119
MOS Food Services Inc	3,658	109
MrMax Holdings Ltd	26,603	172
Musashi Co Ltd	2,600	50
NAC Co Ltd	21,600	196
Nakayama Steel Works Ltd	57,800	382
Neturen Co Ltd	19,400	200

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS

March 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nichia Steel Works Ltd	8,300	$27
Nihon Yamamura Glass Co Ltd	101,000	184
Nippon Beet Sugar Manufacturing Co Ltd	5,000	112
Nippon Building Fund ‡	157	870
Nippon Express Co Ltd	8,800	584
Nippon Flour Mills Co Ltd	68,234	1,068
Nippon Light Metal Holdings Co Ltd	513,000	1,343
NIPPON REIT Investment Corp ‡	545	1,643
Nippon Telegraph & Telephone	30,100	1,402
Nisshin Oillio Group Ltd	37,852	1,056
Nisshin Seifun Group Inc	5,800	115
NJS Co Ltd	2,600	39
NTT DOCOMO Inc	145,200	3,708
Ohsho Food Service Corp	10,900	535
Okinawa Electric Power Co Inc	88,810	2,508
Oracle Japan *	42,600	3,535
Osaka Gas Co Ltd	38,200	760
Otsuka Corp	9,400	480
OUG Holdings Inc	3,000	75
Rhythm Watch Co Ltd	1,900	42
Ricoh Co Ltd	26,600	262
Rock Field Co Ltd	18,762	390
Sakura Sogo Investment Corp ‡	109	97
San Holdings Inc/Japan	1,900	46
Seven & i Holdings Co Ltd	21,900	942
Shidax Corp	10,800	49
Shimamura Co Ltd	2,600	324
Shofu Inc	6,400	88
Showa Shell Sekiyu	73,400	1,006
ST Corp	9,500	205
Starts Proceed Investment, Cl A ‡	95	148
Step Co Ltd	4,400	68
Studio Alice Co Ltd *	15,932	387
Taiko Pharmaceutical Co Ltd	30,700	588
Takeda Pharmaceutical Co Ltd	86,300	4,204
Ten Allied Co Ltd *	5,900	27
Toho Holdings Co Ltd	53,700	1,281
Tokai Corp/Gifu	6,810	141
Tokyo Electric Power Holdings Co Inc *	31,100	122
Tokyo Gas Co Ltd	15,000	401
Tokyo Rakutenchi Co Ltd	400	19
Tokyo Theatres Co Inc	13,100	177
Tokyu Recreation Co Ltd	4,000	36
Toyo Suisan Kaisha Ltd	8,700	345
Tsumura & Co	37,200	1,301
Unicafe Inc	6,400	65
Vital KSK Holdings Inc	59,400	590
Waseda Academy Co Ltd	2,200	33
Yamada Denki Co Ltd	184,800	1,124
Yamatane Corp	2,800	49
Yamaya Corp	1,800	54
Yashima Denki Co Ltd	4,500	36

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yasuda Logistics Corp	12,800	$123
Yoshinoya Holdings Co Ltd	2,604	52
ZERIA Pharmaceutical Co Ltd	9,400	190
		105,692

Luxembourg — 0.1%
RTL Group	16,494	1,370

Netherlands — 0.4%
ABN AMRO Group (A)	28,181	848
Amsterdam Commodities NV	5,899	155
Coca-Cola European Partners PLC	12,603	524
ForFarmers NV	78,545	1,095
Heineken Holding NV	10,566	1,087
NN Group NV	13,784	613
Sligro Food Group NV	18,335	1,002
		5,324

New Zealand — 2.1%
Abano Healthcare Group Ltd	3,951	25
Argosy Property Ltd	361,070	261
Arvida Group Ltd	111,775	95
Auckland International Airport Ltd	125,067	553
Chorus Ltd	25,248	73
Contact Energy Ltd	1,647,497	6,256
EBOS Group Ltd	11,508	149
Fisher & Paykel Healthcare	979,465	9,344
Fletcher Building Ltd	354,357	1,547
Goodman Property Trust ‡	835,559	802
Kathmandu Holdings Ltd	27,874	49
Kiwi Property Group Ltd	962,910	931
Mainfreight Ltd	3,460	61
Mercury NZ	1,007,264	2,347
Meridian Energy	129,503	267
Metlifecare Ltd	131,754	556
Property for Industry Ltd	140,609	167
Restaurant Brands New Zealand Ltd	32,005	166
Ryman Healthcare Ltd	137,400	1,055
Sanford Ltd/NZ	10,470	56
Skellerup Holdings Ltd	21,548	28
Spark New Zealand Ltd	1,525,431	3,693
Stride Property Group	75,455	93
Summerset Group Holdings Ltd	78,577	394
Synlait Milk Ltd *	93,505	567
Trustpower Ltd	30,153	122
Vector Ltd	94,500	215
Vital Healthcare Property Trust ‡	48,666	73
Warehouse Group Ltd	18,762	27
		29,972

Norway — 1.7%
Norsk Hydro ASA	306,409	1,793
Olav Thon Eiendomsselskap ASA	1,713	31
Orkla ASA	1,105,907	11,856

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telenor ASA	482,623	$10,947
		24,627

Portugal — 0.3%
Jeronimo Martins SGPS	99,741	1,821
REN - Redes Energeticas Nacionais SGPS SA	665,000	2,053
		3,874

Singapore — 1.6%
AIMS AMP Capital Industrial ‡	139,200	145
Ascendas Hospitality Trust ‡	561,200	350
Cache Logistics Trust ‡	528,300	336
CapitaLand Commercial Trust ‡ CapitaLand	1,868,000	2,617
Mall Trust ‡	2,202,500	3,512
CDL Hospitality Trusts ‡	418,300	540
City Developments	43,900	438
ComfortDelGro Corp Ltd	731,100	1,147
Far East Hospitality Trust ‡	953,500	506
First ‡	196,000	206
Fraser and Neave Ltd	20,400	33
Frasers Centrepoint Trust ‡	92,500	155
Frasers Hospitality Trust ‡	437,100	257
Genting Singapore PLC	771,900	640
GL Ltd	6,800	4
IREIT Global ‡	88,100	53
Manulife US ‡	4,900	5
Mapletree Greater China Commercial Trust ‡	588,400	517
Mapletree Logistics Trust ‡	1,202,000	1,131
Olam International Ltd	49,200	88
OUE Hospitality Trust ‡	772,800	487
OUE Ltd	55,100	77
SATS Ltd	341,000	1,341
Sheng Siong Group Ltd	735,800	523
Singapore Airlines Ltd	373,200	3,105
Singapore Press Holdings Ltd	429,500	828
Singapore Technologies Engineering	412,700	1,138
Soilbuild Business Space ‡	323,300	160
SPH ‡	768,400	583
StarHub Ltd	984,300	1,729
Suntec ‡	146,100	212
UOL Group Ltd	55,500	364
Viva Industrial Trust ‡	339,700	230
		23,457

Spain — 0.3%
Ebro Foods SA	112,758	2,862
International Consolidated Airlines Group	121,649	1,053
		3,915

Sweden — 2.4%
Axfood AB	350,279	5,989
Clas Ohlson AB, Cl B	10,213	110
Essity AB, Cl B	80,522	2,221

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ICA Gruppen AB	271,290	$9,586
MQ Holding AB	6,349	11
Swedish Match AB	301,155	13,619
Telia Co AB	672,080	3,157
		34,693

Switzerland — 5.4%
ABB Ltd	29,738	707
Adecco Group AG	11,288	803
Allreal Holding AG, Cl A	18,284	3,002
Alpiq Holding AG *	1,691	133
Baloise Holding AG	11,938	1,824
Barry Callebaut AG	1,463	2,855
Bell Food Group AG	243	94
Berner Kantonalbank AG	232	43
BKW AG	10,313	684
Chocoladefabriken Lindt & Spruengli	346	2,475
Coca-Cola HBC AG	77,480	2,858
Conzzeta AG	169	202
Daetwyler Holding AG	614	117
EMS-Chemie Holding AG	2,269	1,433
Flughafen Zurich AG	17,970	3,973
Forbo Holding AG	322	451
Intershop Holding AG	158	83
Julius Baer Group Ltd	17,487	1,076
Kuehne + Nagel International	898	141
Lastminute.com NV *	1,582	24
Nestle SA	172,786	13,637
Novartis AG	126,351	10,182
Roche Holding AG	30,725	7,041
Schindler Holding	11,480	2,477
Siegfried Holding AG	4,861	1,635
Sonova Holding AG	21,509	3,411
Swiss Life Holding AG	4,712	1,680
Swiss Prime Site AG	43,495	4,198
Swisscom AG	13,642	6,762
Swissquote Group Holding SA	3,191	193
Tamedia AG	491	69
UBS Group AG	3,945	69
Valora Holding AG	9,833	3,367
Vontobel Holding AG	1,656	102
		77,801

United Kingdom — 3.0%
A.G. Barr PLC	6,564	61
Britvic PLC	516,162	4,938
Carnival PLC	8,403	541
Central Asia Metals PLC	126,874	568
Centrica PLC	413,911	826
Computacenter PLC	3,416	55
Cranswick PLC	33,207	1,325
Diageo PLC	267,834	9,042
easyJet PLC	7,406	168

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	5

SCHEDULE OF INVESTMENTS

March 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
F&C UK Real Estate Investment Ltd ‡	86,329	$121
Focusrite PLC	6,827	44
Games Workshop Group PLC	2,233	73
Grainger PLC	14,911	61
Greggs PLC	164,376	2,843
Hansteen Holdings PLC ‡	26,563	48
Joules Group PLC	33,564	147
Kingfisher PLC	1,629,119	6,707
LondonMetric Property ‡	230,724	578
National Express Group PLC	26,004	141
QinetiQ Group PLC	149,130	433
Rank Group PLC	13,575	39
Rightmove PLC	41,784	2,553
Rio Tinto Ltd	12,099	682
Royal Mail PLC	157,787	1,198
Softcat PLC	114,574	1,095
SSE PLC	441,256	7,898
SSP Group PLC	30,951	266
Telecom Plus PLC	6,963	119
Tritax Big Box PLC ‡	452,459	917

		43,487

United States — 45.5%

Consumer Discretionary — 6.9%
Booking Holdings Inc *	533	1,109
Bright Horizons Family Solutions *	2,315	231
Carter’s Inc	56,537	5,885
Choice Hotels International Inc	7,507	602
Churchill Downs Inc	13,512	3,298
Columbia Sportswear Co	18,973	1,450
Darden Restaurants Inc	61,256	5,222
Denny’s Corp, Cl A *	17,431	269
Dollar General Corp	27,993	2,619
Gap Inc	150,292	4,689
Grand Canyon Education Inc *	3,477	365
Home Depot Inc	63,923	11,394
International Speedway Corp, Cl A	11,415	503
John Wiley & Sons, Cl A	29,199	1,860
Las Vegas Sands Corp	1,781	128
Live Nation Entertainment Inc *	68,103	2,870
Lululemon Athletica Inc *	41,068	3,660
Marcus Corp	4,106	125
McDonald’s Corp	119,691	18,717
Monarch Casino & Resort Inc *	2,064	87
New Media Investment Group	21,105	362
New York Times Co, Cl A	99,956	2,409
News Corp	163,960	2,591
Playa Hotels & Resorts NV *	9,355	96
RCI Hospitality Holdings Inc	4,740	135
Scholastic Corp, Cl B	45,492	1,767
Service Corp International	194,784	7,351
Steven Madden Ltd	13,066	574
TJX Inc	70,926	5,785

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ulta Beauty Inc *	3,686	$753
VF Corp	10,718	794
Walt Disney Co	95,720	9,614
World Wrestling Entertainment, Cl A	21,807	785

		98,099

Consumer Staples — 12.3%
Altria Group Inc	141,192	8,799
Brown-Forman Corp, Cl B	50,358	2,739
Church & Dwight Co Inc	27,364	1,378
Clorox Co	113,578	15,118
Coca-Cola Co	313,619	13,620
Coca-Cola European Partners	148,660	6,193
Colgate-Palmolive Co	168,988	12,113
Constellation Brands Inc, Cl A	3,793	864
Costco Wholesale Corp	26,333	4,962
Dr Pepper Snapple Group Inc	16,660	1,972
Estee Lauder Co, Cl A	138,666	20,761
Hershey Co	20,761	2,054
Ingredion Inc	21,934	2,828
J&J Snack Foods Corp	21,477	2,933
Kimberly-Clark Corp	46,618	5,134
Lancaster Colony Corp	3,883	478
Medifast Inc	22,449	2,098
Monster Beverage Corp *	26,750	1,530
Oil-Dri Corp of America	1,780	72
PepsiCo Inc	154,668	16,882
Philip Morris International	88,791	8,826
Procter & Gamble Co	187,363	14,854
Sysco Corp, Cl A	153,552	9,207
Tyson Foods Inc, Cl A	72,407	5,299
Universal Corp	6,817	331
USANA Health Sciences Inc *	25,981	2,232
Vector Group Ltd	166,072	3,386
Walmart Inc	70,373	6,261
WD-40	3,455	455

		173,379

Energy — 0.4%
Exxon Mobil Corp	59,189	4,416
Phillips 66	7,327	703

		5,119

Financials — 5.5%
AGNC Investment	492,229	9,313
American National Insurance Co	2,372	277
Annaly Capital Management ‡	847,521	8,840
Ares Commercial Real Estate Corp ‡	18,858	233
BankFinancial Corp	7,144	121
Beneficial Bancorp Inc	180,810	2,812
Berkshire Hathaway Inc, Cl B *	49,532	9,881
First Northwest Bancorp *	6,976	118
Kearny Financial Corp/MD	195,514	2,542
Lincoln National Corp	124,572	9,101

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Main Street Capital Corp	14,942	$551
Meridian Bancorp Inc	36,159	729
MetLife Inc	97,644	4,481
National Western Life Group, Cl A	1,518	463
Northwest Bancshares Inc	179,116	2,966
Progressive Corp	8,991	548
Prudential Financial Inc	78,144	8,092
RBB Bancorp	2,000	53
SI Financial Group Inc	1,738	25
Starwood Property Trust ‡	18,954	397
Torchmark Corp, Cl A	26,507	2,231
Unum Group	24,668	1,174
Voya Financial Inc	241,825	12,212
Waterstone Financial Inc	28,550	494

		77,654

Health Care — 11.8%
Abaxis Inc	6,380	451
Aetna Inc, Cl A	33,494	5,660
AmerisourceBergen Corp, Cl A	11,705	1,009
Anthem Inc	26,508	5,824
Baxter International Inc	18,196	1,183
Bio-Rad Laboratories, Cl A *	34,714	8,681
Bruker Corp	25,493	763
Charles River Laboratories International *	8,716	930
Chemed Corp	52,849	14,420
Cigna Corp	73,849	12,387
Cooper Inc, Cl A	4,488	1,027
Danaher Corp, Cl A	117,032	11,459
Encompass Health Corp	29,577	1,691
Gilead Sciences Inc	13,327	1,005
Haemonetics Corp *	19,494	1,426
Humana Inc	54,219	14,576
Innoviva Inc *	13,000	217
Intuitive Surgical Inc *	2,652	1,095
Johnson & Johnson	115,724	14,830
Merck Co Inc	148,698	8,100
Mettler-Toledo International *	17,574	10,106
National HealthCare	12,906	770
Orthofix International NV *	10,437	613
PerkinElmer Inc	888	67
Pfizer Inc	294,129	10,439
Prestige Brands Holdings Inc, Cl A *	28,413	958
Quest Diagnostics Inc	107,105	10,743
Teleflex Inc	1,208	308
United Therapeutics Corp *	30,187	3,392
UnitedHealth Group Inc	11,242	2,406
WellCare Health Plans Inc *	45,348	8,781
Zoetis Inc, Cl A	144,892	12,100

		167,417

Industrials — 3.7%
Atento SA	55,661	434

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BWX Technologies Inc, Cl W	47,949	$3,046
Curtiss-Wright Corp	19,204	2,594
Forward Air Corp	23,652	1,250
Harris Corp	24,409	3,937
Herman Miller Inc	8,527	272
Kimball International Inc, Cl B	24,329	415
Lockheed Martin Corp	782	264
ManpowerGroup Inc	82,673	9,516
Northrop Grumman Corp	13,236	4,621
Raytheon Co	1,830	395
Republic Services Inc	55,238	3,658
United Parcel Service, Cl B	88,499	9,262
United Technologies Corp	1,763	222
Waste Management Inc	145,909	12,274

		52,160

Information Technology — 1.8%
Arrow Electronics Inc, Cl A *	5,828	449
Aspen Technology Inc *	2,790	220
CSG Systems International Inc	33,891	1,535
F5 Networks Inc, Cl A *	1,159	168
Jack Henry & Associates Inc	4,717	570
Marchex Inc, Cl B *	10,578	29
Mastercard Inc, Cl A	66,479	11,644
Motorola Solutions Inc	41,965	4,419
Plantronics Inc	12,424	750
Progress Software Corp	8,061	310
Sykes Enterprises Inc *	6,752	195
Synopsys Inc *	30,139	2,509
Total System Services Inc	26,484	2,284

		25,082

Materials — 1.3%
AptarGroup Inc	1,815	163
Kaiser Aluminum Corp	56,487	5,700
Materion Corp	35,051	1,789
Reliance Steel & Aluminum	123,148	10,559
Warrior Met Coal Inc	6,173	173

		18,384

Real Estate — 0.2%
Apple Hospitality Inc ‡	5,499	97
NorthStar Realty Europe ‡	170,202	2,216
Xenia Hotels & Resorts Inc ‡	34,819	687

		3,000

Telecommunication Services — 0.0%
United States Cellular Corp *	6,091	245

Utilities — 2.1%
American Electric Power	56,167	3,852
CenterPoint Energy Inc	252,597	6,921
Consolidated Edison Inc	64,991	5,065
DTE Energy Co	865	90

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	7

SCHEDULE OF INVESTMENTS

March 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eversource Energy	5,385	$ 317
Exelon Corp	221,942	8,658
Hawaiian Electric Industries	59,463	2,044
Southern Co	72,172	3,223

		30,170
		650,709

Total Common Stock (Cost $1,223,564) ($ Thousands)		1,396,402

PREFERRED STOCK — 0.2%

Germany — 0.2%
Bayerische Motoren Werke AG	3,762	352
Henkel & KGaA	17,463	2,298
		2,650

Sweden — 0.0%
Akelius Residential Property AB	11,767	471

Total Preferred Stock (Cost $3,075) ($ Thousands)		3,121

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	14,699,242	14,699

Total Cash Equivalent (Cost $14,699) ($ Thousands)		14,699

Total Investments in Securities— 98.8% (Cost $1,241,338) ($ Thousands)		$ 1,414,222

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	38	Jun-2018	$1,549	$1,533	$(4)
FTSE 100 Index	9	Jun-2018	885	883	(2)
Hang Seng Index	2	Apr-2018	389	383	(6)
S&P 500 Index E-MINI	49	Jun-2018	6,713	6,475	(238)
SPI 200 Index	4	Jun-2018	448	440	(6)
TOPIX Index	5	Jun-2018	789	802	16

			$10,773	$10,516	$(240)

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Global Managed Volatility Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	04/27/18	USD	198	SGD	260	$ —

Brown Brothers Harriman	04/27/18	USD	215	SGD	281	—

Brown Brothers Harriman	04/27/18	USD	482	NOK	3,715	(9)

Brown Brothers Harriman	04/27/18	USD	531	NZD	729	(5)

Brown Brothers Harriman	04/27/18	USD	629	SEK	5,152	(12)

Brown Brothers Harriman	04/27/18	USD	645	AUD	835	(5)

Brown Brothers Harriman	04/27/18	USD	843	GBP	593	(10)

Brown Brothers Harriman	04/27/18	USD	1,101	HKD	8,630	—

Brown Brothers Harriman	04/27/18	USD	337	CAD	435	—

Brown Brothers Harriman	04/27/18	USD	912	CAD	1,171	(3)

Brown Brothers Harriman	04/27/18	USD	1,341	CHF	1,265	(18)

Brown Brothers Harriman	04/27/18	USD	1,671	JPY	174,907	(23)

Brown Brothers Harriman	04/27/18	USD	3,138	EUR	2,524	(28)

Brown Brothers Harriman	04/27/18	SGD	96	USD	74	—

Brown Brothers Harriman	04/27/18	SGD	16,016	USD	12,199	(24)

Brown Brothers Harriman	04/27/18	GBP	17,000	USD	24,095	227

Brown Brothers Harriman	04/27/18	GBP	122	USD	171	—

Brown Brothers Harriman	04/27/18	NZD	21,281	USD	15,438	90

Brown Brothers Harriman	04/27/18	NZD	174	USD	126	—

Brown Brothers Harriman	04/27/18	AUD	30,070	USD	23,218	156

Brown Brothers Harriman	04/27/18	AUD	136	USD	105	—

Brown Brothers Harriman	04/27/18	CHF	40,131	USD	42,496	495

Brown Brothers Harriman	04/27/18	CHF	199	USD	208	—

Brown Brothers Harriman	04/27/18	CAD	58,028	USD	45,116	82

Brown Brothers Harriman	04/27/18	CAD	280	USD	218	—

Brown Brothers Harriman	04/27/18	EUR	66,584	USD	82,497	478

Brown Brothers Harriman	04/27/18	EUR	472	USD	582	—

Brown Brothers Harriman	04/27/18	NOK	108,967	USD	14,077	183

Brown Brothers Harriman	04/27/18	NOK	869	USD	111	—

Brown Brothers Harriman	04/27/18	SEK	154,968	USD	18,831	292

Brown Brothers Harriman	04/27/18	SEK	1,781	USD	213	—

Brown Brothers Harriman	04/27/18	HKD	283,368	USD	36,146	8

Brown Brothers Harriman	04/27/18	HKD	1,475	USD	188	—

Brown Brothers Harriman	04/27/18	JPY	5,844,309	USD	55,828	782

Brown Brothers Harriman	04/27/18	JPY	36,717	USD	346	—

Brown Brothers Harriman	04/30/18	USD	531	DKK	3,180	(5)

Brown Brothers Harriman	04/30/18	DKK	83,365	USD	13,867	83

Brown Brothers Harriman	04/30/18	DKK	617	USD	102	—

						$ 2,734

Percentages are based on Net Assets of $1,431,826 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of March 31, 2018.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $7,388 ($ Thousands), representing 0.5% of the Net Assets of the Fund.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	9

SCHEDULE OF INVESTMENTS

March 31, 2018

Global Managed Volatility Fund (Continued)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and the London Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

Ltd — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P— Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,394,237	$2,165	$–	$1,396,402
Preferred Stock	3,121	–	–	3,121
Cash Equivalent	14,699	–	–	14,699

Total Investments in Securities	$1,412,057	$2,165	$–	$1,414,222

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$16	$—	$—	$16
Unrealized Depreciation	(256)	—	—	(256)
Forwards Contracts *
Unrealized Appreciation	—	2,876	—	2,876
Unrealized Depreciation	—	(142)	—	(142)

Total Other Financial Instruments	$(240)	$2,734	$—	$2,494

* Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 34,016	$ 94,919	$(114,236)	$ -	$ -	$ 14,699	$ 106

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Consumer Discretionary — 6.7%
Best Buy Inc	12,945	$906
Big Lots	16,600	723
Canadian Tire Corp, Cl A	29,600	3,889
Carter’s Inc	6,823	710
Children’s Place	37,800	5,112
Churchill Downs Inc	284	69
Comcast Corp, Cl A	168,100	5,744
Dana	53,551	1,379
Darden Restaurants Inc	65,500	5,584
Discovery Communications, Cl C *	49,109	959
Dollar General Corp	13,022	1,218
Dunkin’ Brands Group	23,356	1,394
Fiat Chrysler Automobiles NV	28,923	594
Gap Inc	7,153	223
Graham Holdings, Cl B	1,307	787
Hilton Grand Vacations *	6,992	301
John Wiley & Sons, Cl A	7,877	502
Lear	5,850	1,089
Lions Gate Entertainment Corp, Cl B	72,027	1,734
Lowe’s Cos Inc	34,400	3,019
McDonald’s Corp	40,914	6,398
Michael Kors Holdings Ltd *	3,119	194
Murphy USA *	55,000	4,004
News Corp	61,655	974
NVR *	509	1,425
Target Corp, Cl A	163,100	11,324
Tenneco	4,331	238
Ulta Beauty Inc *	10,335	2,111
Walt Disney Co	68,926	6,923
Wyndham Worldwide Corp	25,200	2,884

		72,411

Consumer Staples — 14.9%
Altria Group Inc	232,467	14,487
Archer-Daniels-Midland Co	45,200	1,960
Church & Dwight Co Inc	122,682	6,178
Clorox Co	53,663	7,143
Coca-Cola Co	133,001	5,776
Coca-Cola European Partners	49,400	2,058
Colgate-Palmolive Co	75,764	5,431
Conagra Brands Inc	85,000	3,135
Costco Wholesale Corp	40,733	7,675
Hershey Co	51,971	5,143
Ingredion Inc	28,969	3,735
JM Smucker Co	43,949	5,450
Kellogg Co	92,700	6,027
Kimberly-Clark Corp	43,706	4,813
Kroger Co	124,000	2,969
Lamb Weston Holdings	41,191	2,398
McCormick & Co	72,119	7,673
Metro, Cl A	58,400	1,862

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nu Skin Enterprises, Cl A	23,457	$1,729
PepsiCo Inc	97,015	10,589
Philip Morris International	67,732	6,733
Procter & Gamble Co	69,208	5,487
Sanderson Farms	28,200	3,356
Sysco Corp, Cl A	153,793	9,222
Tyson Foods Inc, Cl A	81,900	5,994
Walmart Inc	260,505	23,177

		160,200

Energy — 2.3%
Concho Resources Inc *	10,836	1,629
EOG Resources Inc	38,743	4,079
Exxon Mobil Corp	83,700	6,245
Marathon Petroleum Corp	24,572	1,796
Valero Energy Corp	112,085	10,398
Williams Cos Inc	47,390	1,178

		25,325

Financials — 15.4%
Aflac Inc	112,800	4,936
AGNC Investment ‡	130,419	2,468
Allstate Corp	68,081	6,454
American Financial Group	41,500	4,657
Annaly Capital Management ‡	409,600	4,272
Arch Capital Group Ltd *	78,888	6,752
Assurant Inc	12,441	1,137
Assured Guaranty	40,066	1,450
Axis Capital Holdings	61,200	3,523
Bank of America Corp	24,999	750
Berkshire Hathaway Inc, Cl B *	59,100	11,789
BOK Financial Corp	52,300	5,177
Canadian Imperial Bank of Commerce	31,000	2,734
Cboe Global Markets Inc	100,323	11,447
Chubb	12,399	1,696
Everest Re Group Ltd	49,454	12,701
Fairfax Financial Holdings Ltd	2,520	1,283
Genworth MI Canada Inc	23,900	760
Hanover Insurance Group, Cl A	19,700	2,322
Interactive Brokers Group Inc, Cl A	44,906	3,020
LPL Financial Holdings Inc	48,229	2,945
MFA Financial ‡	573,622	4,319
Morningstar Inc, Cl A	77,804	7,432
National Bank of Canada	54,700	2,573
PNC Financial Services Group	21,400	3,237
ProAssurance Corp	64,460	3,130
Progressive Corp	115,800	7,056
Reinsurance Group of America, Cl A	10,985	1,692
RenaissanceRe Holdings	87,873	12,171
Starwood Property Trust ‡	113,800	2,384
TFS Financial Corp	119,488	1,755
Toronto-Dominion Bank	63,900	3,624

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Travelers Cos Inc	85,366	$11,854
Validus Holdings	130,502	8,802
Voya Financial Inc	15,569	786
White Mountains Insurance Group Ltd	4,079	3,355

		166,443

Health Care — 16.8%
AbbVie Inc	53,300	5,045
Aetna Inc, Cl A	37,500	6,337
AmerisourceBergen Corp, Cl A	63,378	5,464
Amgen Inc, Cl A	16,800	2,864
Anthem Inc	45,173	9,924
AstraZeneca PLC ADR	107,200	3,749
Baxter International Inc	127,117	8,268
Biogen Inc *	4,657	1,275
Bio-Rad Laboratories, Cl A *	8,340	2,086
Bristol-Myers Squibb Co	26,975	1,706
Catalent *	28,778	1,182
Chemed Corp	1,978	540
Cigna Corp	23,114	3,877
Edwards Lifesciences Corp, Cl A *	2,632	367
Eli Lilly & Co	170,281	13,175
Express Scripts Holding Co *	44,900	3,102
Gilead Sciences Inc	58,764	4,430
Haemonetics Corp *	3,022	221
Hill-Rom Holdings	8,925	776
Hologic Inc *	37,910	1,416
Humana Inc	44,201	11,882
ICON PLC *	14,052	1,660
Jazz Pharmaceuticals *	3,498	528
Johnson & Johnson	204,740	26,237
Laboratory Corp of America Holdings *	18,602	3,009
Masimo *	13,076	1,150
McKesson Corp	10,546	1,486
Merck Co Inc	286,986	15,632
Omega Healthcare Investors ‡	89,900	2,431
Pfizer Inc	640,620	22,736
Premier, Cl A *	80,647	2,525
Quest Diagnostics Inc	52,553	5,271
Taro Pharmaceutical Industries *	3,918	387
UnitedHealth Group Inc	37,163	7,953
Varian Medical Systems Inc *	2,511	308
Vertex Pharmaceuticals Inc *	2,422	395
Zoetis Inc, Cl A	21,623	1,806

		181,200

Industrials — 13.1%
3M Co	33,715	7,401
Boeing Co	32,700	10,722
BWX Technologies Inc, Cl W	25,302	1,607
Copa Holdings, Cl A	14,060	1,809
EMCOR Group	15,737	1,226

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Expeditors International of Washington	104,761	$6,631
FedEx Corp	21,100	5,066
General Dynamics Corp	8,600	1,900
Harris Corp	20,200	3,258
Huntington Ingalls Industries, Cl A	6,827	1,760
Kaman, Cl A	32,900	2,044
L3 Technologies Inc	21,916	4,558
Landstar System Inc	13,440	1,474
Lockheed Martin Corp	34,838	11,773
ManpowerGroup Inc	282	32
Moog, Cl A	2,557	211
Northrop Grumman Corp	51,849	18,101
Orbital ATK	24,500	3,249
Owens Corning	13,301	1,069
Quanta Services Inc *	44,387	1,525
Raytheon Co	94,443	20,383
Republic Services Inc	146,100	9,676
Southwest Airlines Co, Cl A	27,377	1,568
Spirit AeroSystems Holdings, Cl A	14,176	1,187
United Continental Holdings *	11,251	782
United Parcel Service, Cl B	45,504	4,762
United Technologies Corp	50,700	6,379
Waste Management Inc	137,382	11,557

		141,710

Information Technology — 12.4%
Amdocs Ltd	175,368	11,701
Apple Inc	74,000	12,416
Applied Materials Inc	22,837	1,270
Aspen Technology Inc *	19,182	1,513
Automatic Data Processing	41,459	4,705
Broadridge Financial Solutions	16,876	1,851
CA Inc	69,600	2,359
Cadence Design Systems Inc *	10,560	388
Canon Inc ADR	87,700	3,197
Cisco Systems Inc	242,600	10,405
Citrix Systems Inc *	17,818	1,654
Cognizant Technology Solutions, Cl A	13,629	1,097
CSG Systems International Inc	37,600	1,703
Dell Technologies, Cl V *	108,346	7,932
eBay Inc *	36,894	1,485
Facebook Inc, Cl A *	11,242	1,796
Flex *	15,092	247
Hewlett Packard Enterprise	12,553	220
Intel Corp	265,600	13,832
International Business Machines Corp	19,200	2,946
Intuit Inc	10,386	1,800
Jack Henry & Associates Inc	12,880	1,558
KLA-Tencor Corp	30,000	3,270
Mastercard Inc, Cl A	1,567	275
Micron Technology Inc *	8,133	424
Microsoft Corp	90,063	8,220

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Motorola Solutions Inc	66,200	$6,971
NetApp Inc	10,704	660
Oracle Corp, Cl B	85,200	3,898
salesforce.com Inc *	33,684	3,917
Science Applications International Corp	14,671	1,156
Symantec Corp, Cl A	177,758	4,595
Synopsys Inc *	77,175	6,424
Take-Two Interactive Software, Cl A *	11,256	1,101
Tech Data *	22,200	1,890
Teradyne	18,011	823
VeriSign Inc *	14,767	1,751
Western Union Co	118,100	2,271

		133,721

Materials — 1.8%
AptarGroup Inc	7,373	662
Avery Dennison Corp	31,600	3,358
Bemis	44,400	1,932
Cabot	12,865	717
Crown Holdings *	71,100	3,608
Kaiser Aluminum Corp	33,600	3,390
Louisiana-Pacific	10,529	303
LyondellBasell Industries, Cl A	8,339	881
Sonoco Products	50,200	2,435
Trinseo	22,154	1,641

		18,927

Real Estate — 1.2%
Apple Hospitality Inc ‡	15,742	277
CBRE Group, Cl A *	35,747	1,688
Equity LifeStyle Properties ‡	17,303	1,519
Gaming and Leisure Properties ‡	12,311	412
Jones Lang LaSalle	967	169
National Health Investors ‡	26,300	1,770
Ryman Hospitality Properties ‡	3,911	303
Select Income ‡	65,000	1,266
Senior Housing Properties Trust ‡	148,300	2,322
VEREIT ‡	438,100	3,049

		12,775

Telecommunication Services — 2.9%
AT&T Inc	288,500	10,285
BCE Inc	67,200	2,890
NTT DOCOMO Inc ADR	130,100	3,327
SK Telecom Co Ltd ADR	129,800	3,137
TELUS Corp	115,600	4,056
Verizon Communications Inc	147,117	7,035

		30,730

Utilities — 10.2%
Alliant Energy Corp	11,760	480
Ameren Corp	76,782	4,348

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Electric Power	122,164	$ 8,379
CenterPoint Energy Inc	53,461	1,465
Consolidated Edison Inc	165,942	12,934
DTE Energy Co	45,217	4,721
Duke Energy Corp	55,583	4,306
Edison International	124,025	7,895
Entergy Corp	108,074	8,514
Eversource Energy	113,570	6,692
Exelon Corp	182,495	7,119
FirstEnergy Corp	87,500	2,976
MDU Resources Group	17,361	489
NextEra Energy Inc	7,383	1,206
PG&E Corp	110,900	4,872
Pinnacle West Capital	52,165	4,163
Portland General Electric	64,100	2,597
Public Service Enterprise Group	188,698	9,480
Southern Co	138,614	6,190
Southwest Gas Holdings	12,649	855
UGI	32,641	1,450
Vectren	18,601	1,189
WEC Energy Group Inc	119,032	7,463

		109,783

Total Common Stock (Cost $719,346) ($ Thousands)		1,053,225

	Number of Rights

RIGHTS — 0.0%
Safeway CVR - PDC *‡‡	85,430	4

Total Rights (Cost $—) ($ Thousands)		4

	Shares

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	23,357,090	23,357

Total Cash Equivalent (Cost $23,357) ($ Thousands)		23,357

Total Investments in Securities— 99.9% (Cost $742,703) ($ Thousands)		$ 1,076,586

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	92	Jun-2018	$12,717	$12,158	$(559)

Percentages are based on Net Assets of $1,078,131 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

ADR — American Depositary Receipt

Cl — Class

CVR – Contingent Value Rights

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,053,225	$–	$–	$1,053,225
Rights	–	4	–	4
Cash Equivalent	23,357	–	–	23,357

Total Investments in Securities	$1,076,582	$4	$–	$1,076,586

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(559)	$—	$—	$(559)

Total Other Financial Instruments	$(559)	$—	$—	$(559)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/17	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Dividend Income
SEI Daily Income Trust, Government Fund, Class F	$ 22,607	$ 75,598	$ (74,848)	$ —	$ —	$ 23,357	$ 143

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.1%

Australia — 6.1%
Abacus Property Group	196,367	$525
AGL Energy Ltd	205,787	3,455
ASX	44,853	1,941
BHP Billiton Ltd	13,465	297
Brickworks Ltd	70,947	850
Caltex Australia Ltd	16,953	412
Coca-Cola Amatil Ltd	190,426	1,273
Crown Resorts Ltd	79,600	779
CSL Ltd	14,554	1,754
Flight Centre Travel Group Ltd	25,121	1,100
Harvey Norman Holdings	287,200	820
LendLease Group	65,829	880
Macquarie Group	22,760	1,816
Mirvac Group	364,912	605
South32 Ltd	500,238	1,247
Stockland	30,273	94
Telstra Corp Ltd, Cl B	995,296	2,407
Wesfarmers Ltd	74,084	2,372
Woolworths Group Ltd	39,536	801
		23,428

Austria — 1.5%
BUWOG AG	12,869	460
CA Immobilien Anlagen AG	10,990	367
Oesterreichische Post AG	15,235	759
OMV	22,525	1,319
Raiffeisen Bank International AG	21,656	846
S IMMO AG	9,548	189
Telekom Austria AG, Cl A	108,184	1,031
UNIQA Insurance Group AG	35,314	412
voestalpine AG	11,294	595
		5,978

Belgium — 1.5%
Bekaert SA	2,160	92
bpost SA	46,135	1,044
Colruyt SA	13,959	771
Proximus SADP	40,374	1,253
Sipef SA	1,175	86
TER Beke SA	295	63
UCB SA, Cl A	14,437	1,179
Umicore	22,467	1,187
		5,675

Canada — 2.2%
Canadian Imperial Bank of Commerce	10,336	912
Canadian Tire Corp, Cl A	10,364	1,362
Loblaw Ltd	10,484	529
TELUS Corp	73,777	2,589
Toronto-Dominion Bank	52,833	2,996
		8,388

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Denmark — 2.3%
Carlsberg A/S, Cl B	9,379	$1,116
Coloplast, Cl B	10,824	913
Danske Bank	64,488	2,400
ISS	16,045	592
Jyske Bank A/S	17,004	1,013
Matas A/S	10,320	111
Novo Nordisk, Cl B	8,823	435
Royal Unibrew A/S	6,685	445
Scandinavian Tobacco Group A/S (A)	28,378	502
Sydbank	15,297	565
TDC	36,696	304
United International Enterprises	564	125
William Demant Holding *	5,208	193
		8,714

Finland — 0.8%
Elisa Oyj	9,000	407
Fortum Oyj	42,974	925
Kesko Oyj, Cl B	14,643	838
Orion Oyj, Cl B	2,185	67
Tieto OYJ	21,996	733
		2,970

France — 5.1%
Aeroports de Paris, Cl A	3,539	772
Atos	2,202	302
Bastide le Confort Medical	2,603	148
BNP Paribas SA	14,162	1,051
Carrefour	10,265	213
Cie Generale des Etablissements Michelin	11,010	1,629
Credit Agricole SA	46,601	759
Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes	459	106
Dassault Aviation SA	770	1,473
Engie SA	84,782	1,417
Euler Hermes Group	5,444	816
Eutelsat Communications	4,548	90
Groupe Guillin	3,237	138
Kaufman & Broad SA	13,346	702
LNA Sante SA	2,819	196
Metropole Television SA	45,524	1,173
Rubis SCA	2,506	182
Sanofi	57,238	4,599
SCOR	16,259	666
Thales, Cl A	6,689	816
TOTAL	40,805	2,320
Vilmorin & Cie SA	1,681	146
		19,714

Germany — 7.1%
Aareal Bank AG	9,845	470
adidas	2,556	619
Aurubis AG	8,445	710

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Beiersdorf AG	6,787	$767
CECONOMY AG	14,939	172
Covestro (A)	18,749	1,852
Daimler AG	15,657	1,329
Deutsche Lufthansa	56,403	1,804
Deutsche Post AG	18,204	798
Evonik Industries AG	19,397	684
Fielmann AG	9,257	748
Fraport Frankfurt Airport Services Worldwide	7,517	741
Hannover Rueck	12,686	1,730
Henkel & KGaA	1,850	233
Hornbach Holding AG & Co KGaA	5,509	464
Krones AG	6,952	937
KWS Saat SE	758	294
MAN SE	14,253	1,656
McKesson Europe AG	28,722	946
Merck KGaA	2,877	276
METRO AG	72,150	1,279
MTU Aero Engines AG	4,865	819
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	11,743	2,731
Salzgitter AG	26,692	1,365
SAP	2,696	282
Siemens	8,174	1,044
Siltronic AG *	1,382	239
Sirius Real Estate Ltd	87,389	75
TUI	95,348	2,046
Vonovia SE	5,398	268
Wuestenrot & Wuerttembergische AG	5,037	119
		27,497

Hong Kong — 5.5%
ASM Pacific Technology	70,800	1,004
China Motor Bus Co Ltd	17,800	226
CK Infrastructure Holdings Ltd	38,000	312
CLP Holdings Ltd, Cl B	259,500	2,650
Dah Sing Banking Group Ltd	285,600	625
Guoco Group Ltd	11,000	146
Hang Lung Group Ltd	38,000	125
Hang Seng Bank Ltd	19,400	451
HK Electric Investments & HK Electric Investments (A)	1,200,500	1,162
HKT Trust & HKT Ltd	767,000	967
Hong Kong & China Gas	354,900	730
Hong Kong Aircraft Engineering Co Ltd	32,800	191
Hongkong & Shanghai Hotels Ltd/The	154,000	236
Hysan Development Co Ltd	20,000	106
Johnson Electric Holdings Ltd	141,500	532
Kerry Properties Ltd	480,000	2,174
Langham Hospitality Investments and Langham Hospitality Investments Ltd	219,500	94
Li & Fung	906,000	447
MTR Corp	118,000	637

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
New World Development Co Ltd	94,000	$134
NWS Holdings Ltd	388,000	708
Paliburg Holdings Ltd	328,000	145
PCCW Ltd	1,430,000	830
Power Assets Holdings Ltd	140,500	1,258
Regal ‡	697,000	214
Regal Hotels International Holdings Ltd	312,000	222
Shangri-La Asia Ltd	88,000	179
Sunlight ‡	145,000	99
Tian An China Investment Co Ltd	170,000	105
Transport International Holdings Ltd, Cl B	152,800	450
WH Group Ltd (A)	3,143,000	3,364
Wheelock & Co Ltd	113,000	831
		21,354

Ireland — 0.2%
AerCap Holdings *	1,578	80
Irish Residential Properties PLC	279,908	479
Total Produce PLC	51,466	151
		710

Israel — 1.5%
Bank Hapoalim	381,085	2,614
Bank Leumi Le-Israel	57,265	345
Check Point Software Technologies *	971	97
Israel Discount Bank Ltd, Cl A *	185,998	534
Isras Investment Co Ltd	1,037	123
Kerur Holdings Ltd	6,771	199
Mizrahi Tefahot Bank	74,955	1,432
Orbotech *	5,099	317
Shufersal Ltd	26,493	169
		5,830

Italy — 0.6%
Enel	179,440	1,101
Hera SpA	368,325	1,348
		2,449

Japan — 21.2%
Aeon Ltd, Cl H	5,800	103
Aisin Seiki	15,000	821
Alfresa Holdings Corp	30,000	676
Alpen Co Ltd	6,500	146
ANA Holdings	14,200	552
AOKI Holdings Inc	56,800	867
Aoyama Trading Co Ltd	19,400	765
Aozora Bank	37,300	1,500
Arcs Co Ltd	47,700	1,160
Asahi Group Holdings	12,700	685
Asahi Kasei	68,000	910
Astellas Pharma	209,800	3,217
Canon Inc	55,500	2,031
Choushimaru Co Ltd	2,100	104
COMSYS Holdings Corp	43,800	1,166

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Daiichi Sankyo Co Ltd	48,400	$1,621
Daiki Aluminium Industry Co Ltd	26,000	180
Daiohs Corp	3,400	40
Doutor Nichires Holdings Co Ltd	31,100	740
Ebara Foods Industry Inc	4,700	94
EDION Corp	87,000	1,009
FJ Next Co Ltd	16,100	134
FUJIFILM Holdings	6,400	257
Gakkyusha Co Ltd	15,800	252
Gourmet Kineya Co Ltd *	10,000	109
Hakudo Co Ltd	6,800	144
Hiroshima Gas Co Ltd	31,400	113
Hokkaido Gas Co Ltd	49,000	140
Honda Motor Co Ltd	36,900	1,278
Hoya Corp	1,500	76
Inaba Denki Sangyo Co Ltd	20,600	910
ITOCHU Corp	40,000	783
J Front Retailing Co Ltd	18,000	305
Japan Airlines Co Ltd	55,600	2,266
Japan Post Bank Co Ltd	47,900	651
Japan Post Holdings Co Ltd	99,700	1,213
Japan Tobacco Inc	30,600	878
Joshin Denki Co Ltd	6,000	226
JSR Corp	14,000	316
JXTG Holdings Inc	312,400	1,919
Kadoya Sesame Mills Inc	2,200	136
Kamigumi	9,400	210
Kato Sangyo Co Ltd	8,700	305
KDDI	38,600	996
Keihanshin Building Co Ltd	19,000	160
Keiyo Co Ltd	13,800	72
Key Coffee Inc	8,700	173
Kinden Corp	83,700	1,400
Kose	500	105
K’s Holdings Corp	71,400	994
KU Holdings Co Ltd	10,700	105
Kuraray Co Ltd	74,700	1,301
Kurimoto Ltd	11,300	216
Kyokuyo Co Ltd	11,300	410
KYORIN Holdings Inc	19,000	360
Kyoto Kimono Yuzen	15,100	110
Kyowa Exeo Corp	59,400	1,594
Lawson	8,600	589
LIXIL VIVA	5,300	104
Matsumotokiyoshi Holdings Co Ltd	9,200	391
McDonald’s Holdings Japan Co	36,700	1,738
Mebuki Financial Group	135,900	529
Medipal Holdings Corp	11,600	243
Mitsubishi Corp	6,900	186
Mitsubishi Gas Chemical Co Inc	28,300	686
Mitsubishi Shokuhin Co Ltd	25,900	744
Mitsubishi Steel Manufacturing Co Ltd	8,600	196

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mitsubishi Tanabe Pharma	41,400	$829
Mitsubishi UFJ Lease & Finance Co Ltd	43,900	263
Mitsui & Co Ltd	81,800	1,412
Miyoshi Oil & Fat Co Ltd	7,800	105
Morishita Jintan Co Ltd	3,700	101
Nakayama Steel Works Ltd	15,200	100
Nichias Corp	20,000	255
Nippo Corp	50,000	1,127
Nippon Express Co Ltd	13,800	916
Nippon Flour Mills Co Ltd	68,500	1,073
Nippon Telegraph & Telephone	103,200	4,805
Nissan Motor	240,000	2,490
Nisshin Oillio Group Ltd	9,100	254
Nitto Fuji Flour Milling Co Ltd	4,000	180
NTT DOCOMO Inc	103,800	2,651
Okinawa Electric Power Co Inc	25,030	707
Ootoya Holdings Co Ltd	11,000	232
Osaka Gas Co Ltd	16,200	322
Otsuka Corp	14,600	746
OUG Holdings Inc	8,700	217
Paramount Bed Holdings Co Ltd	15,100	768
Paris Miki Holdings Inc	37,600	184
Proto Corp	6,100	95
Senshu Ikeda Holdings Inc	166,800	640
Seven & i Holdings Co Ltd	10,900	469
Shibusawa Warehouse Co Ltd/The	7,200	121
Shidax Corp	64,900	297
Shikibo Ltd	9,600	117
Shimachu Co Ltd	33,200	1,061
Shin-Keisei Electric Railway Co Ltd	8,200	172
Showa Sangyo Co Ltd	3,800	98
Sumitomo Bakelite Co Ltd	153,000	1,360
Sumitomo Dainippon Pharma Co Ltd	9,000	151
Sumitomo Osaka Cement Co Ltd	232,000	1,025
Suzuken	30,900	1,303
Taisho Pharmaceutical Holdings	7,900	782
TAKEBISHI CORP	1,900	31
Takeda Pharmaceutical Co Ltd	18,500	901
Teijin	38,700	737
Tokyo Electric Power Holdings Co Inc *	52,900	208
Tokyo Gas Co Ltd	10,000	267
Toshiba Plant Systems & Services Corp	50,300	1,101
Tsumura & Co	28,800	1,007
West Japan Railway Co	23,300	1,654
Yaizu Suisankagaku Industry Co Ltd	9,400	112
Yamada Denki Co Ltd	390,400	2,374
Yamazawa	6,200	103
Yasuda Logistics Corp	32,100	310
Yellow Hat Ltd	5,600	167
Yodogawa Steel Works Ltd	11,600	310
Yomeishu Seizo Co Ltd	6,000	137

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yuasa Funashoku Co Ltd	4,560	$160

		81,417

Luxembourg — 0.3%
APERAM SA	22,395	1,073

Netherlands — 2.0%
ABN AMRO Group (A)	38,164	1,148
Aegon	99,816	673
ASR Nederland NV	12,485	535
Coca-Cola European Partners PLC	9,915	413
Corbion NV	16,043	487
Heineken	9,386	1,011
Koninklijke KPN	82,283	247
NN Group NV	65,980	2,934
Refresco Group NV (A)	18,219	447
		7,895

New Zealand — 2.2%
Arvida Group Ltd	108,911	93
Chorus Ltd	57,800	167
Contact Energy Ltd	437,014	1,659
Fisher & Paykel Healthcare	218,520	2,085
Fletcher Building Ltd	191,119	834
Freightways Ltd	32,367	177
Goodman Property Trust ‡	149,541	144
Mercury NZ	234,122	546
Meridian Energy	176,978	365
Ryman Healthcare Ltd	42,791	328
Spark New Zealand Ltd	567,512	1,374
Summerset Group Holdings Ltd	57,029	286
Tourism Holdings Ltd	55,789	246
		8,304

Norway — 1.3%
Austevoll Seafood ASA	63,800	642
DNB, Cl A	35,014	679
Marine Harvest	42,003	846
Norsk Hydro ASA	168,658	987
Orkla ASA	72,358	776
Telenor ASA	31,975	725
Yara International	10,238	436
		5,091

Portugal — 0.3%
REN - Redes Energeticas Nacionais SGPS SA	383,125	1,183

Singapore — 4.7%
CapitaLand Commercial Trust ‡	501,000	702
CapitaLand Mall Trust ‡	890,700	1,420
DBS Group Holdings	193,400	4,127
Genting Singapore PLC	1,008,000	836
Mapletree Industrial Trust	777,200	1,206
Mapletree Logistics Trust ‡	1,308,170	1,230
Olam International Ltd	54,200	97

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OUE Ltd	80,600	$112
Oversea-Chinese Banking	128,400	1,266
SATS Ltd	392,700	1,544
Sheng Siong Group Ltd	155,100	110
SIA Engineering Co Ltd	125,600	305
Singapore Airlines Ltd	205,900	1,713
Singapore Technologies Engineering	108,000	298
SPH ‡	418,800	318
Straits Trading	26,200	45
United Industrial Corp Ltd	50,700	126
United Overseas Bank	44,200	934
UOL Group Ltd	58,700	385
Venture Corp Ltd	25,800	559
Viva Industrial Trust ‡	181,000	122
Wilmar International	288,500	705
		18,160

Spain — 1.7%
Ebro Foods SA	27,767	705
Enagas	9,151	251
Endesa	108,288	2,389
Grifols	31,858	903
Iberdrola	244,197	1,800
Red Electrica	18,088	372
		6,420

Sweden — 2.4%
Axfood AB	54,195	927
Essity AB, Cl B	33,979	937
Hemfosa Fastigheter AB	70,206	852
ICA Gruppen AB	37,103	1,311
JM AB	10,646	242
KNOW IT AB	10,862	218
L E Lundbergforetagen AB, Cl B	6,643	475
Millicom International Cellular	9,702	662
Resurs Holding (A)	68,431	484
Saab AB, Cl B	2,435	110
Scandic Hotels Group AB (A)	11,700	112
Svenska Cellulosa AB SCA, Cl B	33,979	362
Swedbank, Cl A	33,262	744
Swedish Match AB	36,571	1,654
		9,090

Switzerland — 10.8%
ABB Ltd	4,513	107
Adecco Group AG	6,411	456
Allreal Holding AG, Cl A	688	113
ALSO Holding AG	1,128	148
Baloise Holding AG	8,737	1,335
Barry Callebaut AG	244	476
Basellandschaftliche Kantonalbank	104	99
BKW AG	11,450	760
Coca-Cola HBC AG	40,171	1,482
Idorsia Ltd *	3,040	73

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intershop Holding AG	395	$207
Julius Baer Group Ltd	6,409	394
Kuehne + Nagel International	15,324	2,410
Lastminute.com NV *	7,277	111
Nestle SA	31,510	2,487
Novartis AG	40,510	3,265
Orior AG	1,325	109
Pargesa Holding SA	2,175	193
Roche Holding AG	24,001	5,500
Romande Energie Holding SA	144	181
Schindler Holding	7,369	1,590
SGS, Cl B *	72	177
Sika	97	761
Sonova Holding AG	12,680	2,011
St Galler Kantonalbank AG	263	145
Swiss Life Holding AG	11,334	4,041
Swiss Prime Site AG	23,197	2,239
Swiss Re	32,475	3,304
Swisscom AG	5,046	2,501
Tamedia AG	752	105
UBS Group AG	6,519	114
Valiant Holding AG	6,581	777
Valora Holding AG	869	298
Vifor Pharma	4,514	695
Zurich Insurance Group	8,267	2,715
		41,379

United Kingdom — 11.1%
AstraZeneca PLC	6,001	412
BAE Systems PLC	338,194	2,769
BCA Marketplace PLC	55,882	127
Berkeley Group Holdings PLC	17,574	933
BP PLC	345,444	2,326
BP PLC ADR	10,049	407
British American Tobacco PLC	6,479	375
Britvic PLC	109,292	1,046
BTG PLC *	32,897	313
Carnival PLC	39,861	2,566
Central Asia Metals PLC	70,965	318
Centrica PLC	145,238	290
Close Brothers Group PLC	36,535	738
Craneware PLC	7,808	194
Diageo PLC	46,736	1,578
Direct Line Insurance Group	139,157	746
Eco Animal Health Group	12,863	96
esure Group PLC	146,120	446
F&C UK Real Estate Investment Ltd ‡	30,456	43
Finsbury Food Group PLC	68,423	114
GlaxoSmithKline PLC	197,005	3,839
Halfords Group PLC	41,137	188
HSBC Holdings PLC	185,927	1,739
Imperial Brands PLC	20,270	690
Inchcape PLC	50,343	489

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
J D Wetherspoon PLC	31,652	$512
J Sainsbury PLC	419,481	1,403
John Menzies PLC	10,767	95
Kingfisher PLC	479,313	1,973
Legal & General Group PLC	170,271	618
Lloyds Banking Group PLC	968,113	879
National Grid PLC	52,759	592
Palace Capital	22,163	101
Persimmon PLC	9,023	320
QinetiQ Group PLC	442,391	1,285
Rio Tinto Ltd	32,457	1,831
Royal Bank of Scotland Group PLC *	183,807	669
Royal Mail PLC	290,435	2,206
Secure Income PLC ‡	25,660	134
Smith & Nephew PLC	59,429	1,112
SSE PLC	122,562	2,194
Tate & Lyle PLC	41,016	314
TBC Bank Group	10,307	266
UBM PLC	11,775	155
Vodafone Group PLC	364,126	995
WH Smith	34,824	954
William Hill PLC	232,599	1,081
Wm Morrison Supermarkets	24,774	74
		42,545

United States — 0.7%
Coca-Cola European Partners	27,142	1,131
Ferroglobe PLC *	28,700	308
International Game Technology PLC	12,210	326
QIAGEN *	29,401	950
Taro Pharmaceutical Industries *	994	98
		2,813
Total Common Stock (Cost $307,264) ($ Thousands)		358,077

PREFERRED STOCK — 0.2%

Germany — 0.2%
Bayerische Motoren Werke AG, Cl Preference	1,354	127
Henkel & KGaA	4,283	563
		690

Total Preferred Stock (Cost $646) ($ Thousands)		690

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	5

SCHEDULE OF INVESTMENTS

March 31, 2018

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	19,092,056	$19,092

Total Cash Equivalent (Cost $19,092) ($ Thousands)		19,092

Total Investments in Securities— 98.3% (Cost $327,002) ($ Thousands)		$377,859

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	133	Jun-2018	$5,426	$5,367	$(18)
FTSE 100 Index	30	Jun-2018	2,948	2,943	(3)
Hang Seng Index	4	Apr-2018	785	766	(19)
SPI 200 Index	11	Jun-2018	1,260	1,210	(32)
TOPIX Index	23	Jun-2018	3,696	3,691	6

			$14,115	$13,977	$(66)

Percentages are based on Net Assets of $384,432 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2018, the value of these securities amounted to $9,071 ($ Thousands), representing 2.4% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

Ltd. — Limited

PLC — Public Limited Company

SPI — Share Price Index

TOPIX — Tokyo Price Index

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$358,034	$43	$ –	$358,077
Preferred Stock	690	–	–	690
Cash Equivalent	19,092	–	–	19,092

Total Investments in Securities	$377,816	$43	$ –	$377,859

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$6	$–	$ –	$6
Unrealized Depreciation	(72)	–	–	(72)

Total Other Financial Instruments	$(66)	$–	$ –	$(66)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the Fund’s transactions with affiliates for the period ended March 31, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 15,270	$ 29,903	$ (26,081)	$ -	$ -	$ 19,092	$ 61

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 12.1%
Advance Auto Parts Inc	2,494	$296
Amazon.com Inc, Cl A *	13,936	20,170
Aptiv PLC *	9,341	794
AutoZone Inc *	925	600
Best Buy Inc	8,978	628
Booking Holdings Inc *	1,709	3,555
BorgWarner Inc	7,201	362
CarMax Inc *	6,256	388
Carnival Corp	14,180	930
CBS Corp, Cl B	11,582	595
Charter Communications Inc, Cl A *	6,400	1,992
Chipotle Mexican Grill Inc, Cl A *	823	266
Comcast Corp, Cl A	159,780	5,460
Darden Restaurants Inc	4,234	361
Discovery Communications, Cl A *	5,229	112
Discovery Communications, Cl C *	6,485	127
DISH Network Corp, Cl A *	7,700	292
Dollar General Corp	8,673	811
Dollar Tree Inc *	8,185	777
DR Horton Inc	12,086	530
Expedia Group	4,215	465
Foot Locker Inc, Cl A	4,500	205
Ford Motor Co	134,576	1,491
Gap Inc	7,698	240
Garmin Ltd	4,004	236
General Motors Co	43,177	1,569
Genuine Parts Co	5,004	450
Goodyear Tire & Rubber Co	8,516	226
H&R Block Inc	7,410	188
Hanesbrands Inc	12,167	224
Harley-Davidson Inc, Cl A	5,855	251
Hasbro Inc	3,798	320
Hilton Worldwide Holdings	7,000	551
Home Depot Inc	40,582	7,233
Interpublic Group of Cos Inc	13,297	306
Kohl’s Corp	5,727	375
L Brands Inc	8,908	340
Leggett & Platt Inc	4,465	198
Lennar Corp, Cl A	9,674	570
LKQ Corp *	11,100	421
Lowe’s Cos Inc	28,845	2,531
Macy’s Inc	11,030	328
Marriott International, Cl A	10,251	1,394
Mattel Inc *	11,299	149
McDonald’s Corp	27,907	4,364
MGM Resorts International	17,400	609
Michael Kors Holdings Ltd *	5,128	318
Mohawk Industries Inc *	2,158	501
Netflix Inc *	15,220	4,495
Newell Brands Inc, Cl B	17,213	439
News Corp	12,630	200

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News Corp, Cl B	5,000	$81
NIKE Inc, Cl B	44,638	2,966
Nordstrom Inc	4,266	207
Norwegian Cruise Line Holdings *	7,400	392
Omnicom Group	7,969	579
O’Reilly Automotive Inc *	2,912	720
PulteGroup Inc	9,743	287
PVH Corp	2,720	412
Ralph Lauren Corp, Cl A	1,860	208
Ross Stores Inc	13,249	1,033
Royal Caribbean Cruises Ltd	6,010	708
Starbucks Corp	48,257	2,794
Tapestry Inc	9,734	512
Target Corp, Cl A	18,884	1,311
Tiffany & Co	3,398	332
Time Warner Inc	27,123	2,565
TJX Inc	21,938	1,789
Tractor Supply Co	4,446	280
TripAdvisor Inc *	3,697	151
Twenty-First Century Fox, Cl A	36,662	1,345
Twenty-First Century Fox, Cl B	14,900	542
Ulta Beauty Inc *	2,000	409
Under Armour Inc, Cl A *	6,546	107
Under Armour Inc, Cl C *	6,681	96
VF Corp	11,440	848
Viacom Inc, Cl B	11,830	368
Walt Disney Co	51,881	5,211
Whirlpool Corp	2,509	384
Wyndham Worldwide Corp	3,519	403
Wynn Resorts Ltd	2,817	514
Yum! Brands Inc	11,597	987

		98,774

Consumer Staples — 7.3%
Altria Group Inc	65,869	4,105
Archer-Daniels-Midland Co	19,741	856
Brown-Forman Corp, Cl B	8,785	478
Campbell Soup Co	6,772	293
Church & Dwight Co Inc	8,700	438
Clorox Co	4,422	589
Coca-Cola Co	134,182	5,828
Colgate-Palmolive Co	30,248	2,168
Conagra Brands Inc	13,892	512
Constellation Brands Inc, Cl A	5,970	1,361
Costco Wholesale Corp	15,376	2,897
Coty Inc, Cl A	16,549	303
CVS Health Corp	35,099	2,184
Dr Pepper Snapple Group Inc	6,089	721
Estee Lauder Co, Cl A	7,844	1,174
General Mills Inc	19,841	894
Hershey Co	4,986	493
Hormel Foods Corp	9,516	327

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	1

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JM Smucker Co	3,904	$484
Kellogg Co	8,694	565
Kimberly-Clark Corp	12,177	1,341
Kraft Heinz Co	20,800	1,296
Kroger Co	30,748	736
McCormick & Co	4,014	427
Molson Coors Brewing Co, Cl B	6,324	476
Mondelez International Inc, Cl A	51,653	2,156
Monster Beverage Corp *	14,065	805
PepsiCo Inc	49,140	5,364
Philip Morris International	53,937	5,361
Procter & Gamble Co	87,009	6,898
Sysco Corp, Cl A	16,643	998
Tyson Foods Inc, Cl A	10,175	745
Walgreens Boots Alliance Inc	29,207	1,912
Walmart Inc	49,976	4,446

		59,631

Energy — 5.5%
Anadarko Petroleum Corp, Cl A	18,993	1,147
Andeavor	4,703	473
Apache Corp	13,501	520
Baker Hughes a GE Co	14,915	414
Cabot Oil & Gas Corp	15,798	379
Chevron Corp	66,326	7,564
Cimarex Energy Co	3,449	322
Concho Resources Inc *	5,100	767
ConocoPhillips	40,286	2,389
Devon Energy Corp	18,326	583
EOG Resources Inc	20,027	2,108
EQT Corp	8,305	395
Exxon Mobil Corp	146,500	10,930
Halliburton Co	30,042	1,410
Helmerich & Payne	3,743	249
Hess Corp	9,274	469
Kinder Morgan Inc	66,014	994
Marathon Oil Corp	30,392	490
Marathon Petroleum Corp	16,137	1,180
National Oilwell Varco Inc, Cl A	13,230	487
Newfield Exploration Co *	7,473	182
Noble Energy Inc	17,237	522
Occidental Petroleum Corp	26,400	1,715
ONEOK Inc	14,454	823
Phillips 66	14,499	1,391
Pioneer Natural Resources Co	5,892	1,012
Range Resources Corp	8,487	123
Schlumberger Ltd, Cl A	48,037	3,112
TechnipFMC PLC	15,713	463
Valero Energy Corp	14,797	1,373
Williams Cos Inc	28,946	720

		44,706

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials — 13.9%
Affiliated Managers Group	1,929	$366
Aflac Inc	27,018	1,182
Allstate Corp	12,312	1,167
American Express Co	25,113	2,343
American International Group	31,305	1,704
Ameriprise Financial Inc	4,917	727
Aon PLC	8,609	1,208
Arthur J Gallagher Co	6,100	419
Assurant Inc	1,782	163
Bank of America Corp	331,745	9,949
Bank of New York Mellon Corp	34,543	1,780
BB&T Corp	27,156	1,413
Berkshire Hathaway Inc, Cl B *	66,730	13,311
BlackRock Inc	4,215	2,283
Brighthouse Financial Inc *	3,292	169
Capital One Financial Corp	16,915	1,621
Cboe Global Markets Inc	4,000	456
Charles Schwab Corp	41,535	2,169
Chubb	16,066	2,197
Cincinnati Financial Corp	5,193	386
Citigroup Inc	89,245	6,024
Citizens Financial Group	16,800	705
CME Group Inc	11,848	1,916
Comerica Inc	5,973	573
Discover Financial Services	12,446	895
E*TRADE Financial Corp *	9,370	519
Everest Re Group Ltd	1,400	360
Fifth Third Bancorp	24,351	773
Franklin Resources Inc	11,536	400
Goldman Sachs Group Inc	12,221	3,078
Hartford Financial Services Group	12,361	637
Huntington Bancshares Inc	37,447	565
Intercontinental Exchange Inc	20,280	1,471
Invesco Ltd	13,812	442
JPMorgan Chase & Co	119,017	13,088
KeyCorp	37,152	726
Leucadia National Corp	10,640	242
Lincoln National Corp	7,609	556
Loews Corp	9,489	472
M&T Bank Corp	5,208	960
Marsh & McLennan Cos	17,617	1,455
MetLife Inc	36,212	1,662
Moody’s Corp	5,804	936
Morgan Stanley	48,017	2,591
Nasdaq Inc, Cl A	3,987	344
Navient Corp	10,409	137
Northern Trust Corp	7,471	770
People’s United Financial	11,889	222
PNC Financial Services Group	16,197	2,450
Principal Financial Group, Cl A	9,533	581
Progressive Corp	20,021	1,220

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prudential Financial Inc	14,677	$1,520
Raymond James Financial Inc	4,300	384
Regions Financial Corp	37,760	702
S&P Global Inc	8,878	1,696
SunTrust Banks Inc	15,939	1,085
SVB Financial Group, Cl B *	1,900	456
Synchrony Financial	24,101	808
T Rowe Price Group Inc	8,440	911
Torchmark Corp, Cl A	3,635	306
Travelers Cos Inc	9,452	1,313
Unum Group	7,663	365
US Bancorp	54,402	2,747
Wells Fargo & Co	151,533	7,942
Willis Towers Watson PLC	4,547	692
XL Group Ltd	8,914	493
Zions Bancorporation	6,937	366

		113,569

Health Care — 13.1%
Abbott Laboratories	60,424	3,621
AbbVie Inc	55,425	5,246
Aetna Inc, Cl A	11,316	1,912
Agilent Technologies Inc	11,085	742
Alexion Pharmaceuticals Inc *	7,708	859
Align Technology Inc *	2,500	628
Allergan PLC	11,480	1,932
AmerisourceBergen Corp, Cl A	5,554	479
Amgen Inc, Cl A	23,363	3,983
Anthem Inc	8,738	1,920
Baxter International Inc	16,892	1,099
Becton Dickinson and Co	9,119	1,976
Biogen Inc *	7,350	2,013
Boston Scientific Corp *	47,492	1,297
Bristol-Myers Squibb Co	56,638	3,582
Cardinal Health Inc	11,003	690
Celgene Corp, Cl A *	26,294	2,346
Centene Corp *	6,100	652
Cerner Corp *	11,012	639
Cigna Corp	8,510	1,427
Cooper Inc, Cl A	1,700	389
Danaher Corp, Cl A	21,291	2,085
DaVita Inc *	4,757	314
DENTSPLY SIRONA Inc	8,171	411
Edwards Lifesciences Corp, Cl A *	7,372	1,029
Eli Lilly & Co	33,513	2,593
Envision Healthcare Corp *	3,836	147
Express Scripts Holding Co *	19,632	1,356
Gilead Sciences Inc	45,813	3,454
HCA Healthcare Inc	9,743	945
Henry Schein Inc *	5,444	366
Hologic Inc *	9,500	355
Humana Inc	4,690	1,261

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IDEXX Laboratories Inc *	3,100	$593
Illumina Inc *	5,200	1,229
Incyte Corp *	6,000	500
Intuitive Surgical Inc *	3,838	1,584
IQVIA Holdings Inc *	5,000	491
Johnson & Johnson	92,944	11,911
Laboratory Corp of America Holdings *	3,617	585
McKesson Corp	7,237	1,019
Medtronic PLC	47,441	3,806
Merck Co Inc	92,966	5,064
Mettler-Toledo International *	900	518
Mylan NV *	17,326	713
Nektar Therapeutics, Cl A *	5,700	606
PerkinElmer Inc	3,969	301
Perrigo Co PLC	4,476	373
Pfizer Inc	207,057	7,348
Quest Diagnostics Inc	4,578	459
Regeneron Pharmaceuticals *	2,715	935
ResMed Inc	4,800	473
Stryker Corp	11,176	1,798
Thermo Fisher Scientific Inc	13,811	2,851
UnitedHealth Group Inc	33,511	7,171
Universal Health Services, Cl B	3,042	360
Varian Medical Systems Inc *	3,265	400
Vertex Pharmaceuticals Inc *	8,758	1,427
Waters Corp *	2,720	540
Zimmer Biomet Holdings Inc	6,953	758
Zoetis Inc, Cl A	16,873	1,409

		106,970

Industrials — 9.8%
3M Co	20,626	4,528
Acuity Brands Inc	1,500	209
Alaska Air Group Inc	4,200	260
Allegion PLC	3,194	272
American Airlines Group Inc	14,525	755
AMETEK Inc	7,864	597
AO Smith Corp	4,900	312
Arconic Inc	14,292	329
Boeing Co	19,109	6,266
Caterpillar, Cl A	20,945	3,087
CH Robinson Worldwide Inc	4,987	467
Cintas Corp	3,052	521
CSX Corp	30,888	1,721
Cummins Inc	5,463	886
Deere & Co	11,313	1,757
Delta Air Lines Inc, Cl A	22,522	1,234
Dover Corp	5,346	525
Eaton Corp PLC	15,439	1,234
Emerson Electric Co	22,126	1,511
Equifax Inc	4,076	480
Expeditors International of Washington	6,108	387

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	3

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fastenal Co, Cl A	9,922	$542
FedEx Corp	8,469	2,034
Flowserve Corp	4,554	197
Fluor Corp	4,592	263
Fortive Corp	10,495	814
Fortune Brands Home & Security	5,300	312
General Dynamics Corp	9,465	2,091
General Electric Co	303,593	4,092
Harris Corp	4,027	650
Honeywell International Inc	25,852	3,736
Huntington Ingalls Industries, Cl A	1,600	412
IHS Markit Ltd *	12,900	622
Illinois Tool Works	10,631	1,665
Ingersoll-Rand PLC	8,603	736
Jacobs Engineering Group Inc	4,421	262
JB Hunt Transport Services Inc	2,845	333
Johnson Controls International	32,238	1,136
Kansas City Southern	3,563	391
L3 Technologies Inc	2,619	545
Lockheed Martin Corp	8,593	2,904
Masco Corp	10,723	434
Nielsen Holdings PLC	11,980	381
Norfolk Southern Corp	9,702	1,317
Northrop Grumman Corp	6,061	2,116
PACCAR Inc	12,119	802
Parker-Hannifin Corp, Cl A	4,552	779
Pentair PLC	5,677	387
Quanta Services Inc *	5,282	181
Raytheon Co	9,999	2,158
Republic Services Inc	7,762	514
Robert Half International Inc	4,159	241
Rockwell Automation Inc	4,335	755
Rockwell Collins Inc	5,830	786
Roper Technologies Inc	3,514	986
Snap-on Inc	1,955	288
Southwest Airlines Co, Cl A	18,733	1,073
Stanley Black & Decker Inc	5,411	829
Stericycle Inc, Cl A *	2,826	165
Textron Inc	9,137	539
TransDigm Group Inc *	1,700	522
Union Pacific Corp	27,219	3,659
United Continental Holdings *	8,600	597
United Parcel Service, Cl B	23,811	2,492
United Rentals Inc *	2,999	518
United Technologies Corp	26,032	3,275
Verisk Analytics Inc, Cl A *	5,500	572
Waste Management Inc	13,682	1,151
WW Grainger Inc	1,747	493
Xylem Inc	6,148	473

		79,558

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Information Technology — 23.8%
Accenture PLC, Cl A	21,448	$3,292
Activision Blizzard Inc	26,300	1,774
Adobe Systems Inc *	17,064	3,687
Advanced Micro Devices *	27,700	278
Akamai Technologies Inc *	5,774	410
Alliance Data Systems Corp	1,646	350
Alphabet Inc, Cl A *	10,369	10,754
Alphabet Inc, Cl C *	10,493	10,827
Amphenol Corp, Cl A	10,720	923
Analog Devices Inc	12,792	1,166
ANSYS Inc *	3,000	470
Apple Inc	176,130	29,551
Applied Materials Inc	35,971	2,000
Autodesk Inc, Cl A *	7,705	968
Automatic Data Processing	15,342	1,741
Broadcom Ltd	14,375	3,387
CA Inc	10,733	364
Cadence Design Systems Inc *	10,100	371
Cisco Systems Inc	167,472	7,183
Citrix Systems Inc *	4,326	401
Cognizant Technology Solutions, Cl A	20,077	1,616
Corning Inc, Cl B	29,971	836
CSRA Inc	6,066	250
DXC Technology Co	9,976	1,003
eBay Inc *	32,047	1,290
Electronic Arts Inc *	10,628	1,288
F5 Networks Inc, Cl A *	2,191	317
Facebook Inc, Cl A *	83,071	13,274
Fidelity National Information Services, Cl B	11,553	1,113
Fiserv Inc, Cl A *	13,964	996
FLIR Systems Inc	4,892	245
Gartner Inc *	3,100	365
Global Payments Inc	5,447	607
Hewlett Packard Enterprise	55,110	967
HP Inc	57,410	1,258
Intel Corp	162,597	8,468
International Business Machines Corp	29,468	4,521
Intuit Inc	8,385	1,454
IPG Photonics Corp *	1,300	303
Juniper Networks Inc	11,133	271
KLA-Tencor Corp	5,449	594
Lam Research Corp	5,620	1,142
Mastercard Inc, Cl A	31,782	5,567
Microchip Technology Inc	8,137	743
Micron Technology Inc *	39,771	2,074
Microsoft Corp	266,196	24,296
Motorola Solutions Inc	5,502	579
NetApp Inc	9,228	569
NVIDIA Corp	20,948	4,851
Oracle Corp, Cl B	104,133	4,764
Paychex Inc	11,200	690

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PayPal Holdings Inc *	39,185	$2,973
Qorvo Inc *	4,305	303
QUALCOMM Inc	51,768	2,868
Red Hat Inc *	6,060	906
salesforce.com Inc *	23,772	2,765
Seagate Technology	10,043	588
Skyworks Solutions Inc	6,307	632
Symantec Corp, Cl A	21,508	556
Synopsys Inc *	5,200	433
Take-Two Interactive Software, Cl A *	4,100	401
TE Connectivity Ltd	12,103	1,209
Texas Instruments Inc	33,811	3,513
Total System Services Inc	5,467	472
VeriSign Inc *	2,878	341
Visa Inc, Cl A	62,232	7,444
Western Digital Corp	10,338	954
Western Union Co	15,577	300
Xerox Corp	7,289	210
Xilinx Inc	8,787	635

		193,711

Materials — 2.7%
Air Products & Chemicals Inc	7,561	1,202
Albemarle Corp	3,800	352
Avery Dennison Corp	3,076	327
Ball Corp	12,112	481
CF Industries Holdings Inc	8,137	307
DowDuPont Inc	81,375	5,184
Eastman Chemical Co	4,998	528
Ecolab Inc	8,954	1,227
FMC Corp	4,749	364
Freeport-McMoRan Inc, Cl B	46,162	811
International Flavors & Fragrances	2,715	372
International Paper Co	14,273	762
LyondellBasell Industries, Cl A	11,343	1,199
Martin Marietta Materials, Cl A	2,165	449
Monsanto Co	15,328	1,789
Mosaic Co	11,810	287
Newmont Mining Corp	18,904	738
Nucor Corp	11,048	675
Packaging Corp of America	3,200	361
PPG Industries Inc	8,870	990
Praxair Inc	9,833	1,419
Sealed Air Corp	6,058	259
Sherwin-Williams Co, Cl A	2,913	1,142
Vulcan Materials	4,630	529
WestRock Co	8,692	558

		22,312

Real Estate — 2.7%
Alexandria Real Estate Equities ‡	3,400	425
American Tower, Cl A ‡	15,416	2,240

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management, Cl A ‡	5,343	$218
AvalonBay Communities Inc ‡	4,722	776
Boston Properties Inc ‡	5,308	654
CBRE Group, Cl A *	10,525	497
Crown Castle International Corp ‡	14,528	1,592
Digital Realty Trust Inc, Cl A ‡	7,200	759
Duke Realty Corp ‡	11,900	315
Equinix Inc ‡	2,659	1,112
Equity Residential ‡	12,633	778
Essex Property Trust Inc ‡	2,260	544
Extra Space Storage Inc ‡	4,300	376
Federal Realty Investment Trust ‡	2,400	279
GGP Inc ‡	22,297	456
HCP Inc ‡	15,730	365
Host Hotels & Resorts Inc	25,212	470
Iron Mountain Inc ‡	9,476	311
Kimco Realty Corp ‡	14,296	206
Macerich Co ‡	3,565	200
Mid-America Apartment Communities ‡	3,900	356
Prologis Inc ‡	18,571	1,170
Public Storage ‡	5,200	1,042
Realty Income Corp ‡	9,518	492
Regency Centers Corp ‡	4,900	289
SBA Communications Corp, Cl A *‡	4,100	701
Simon Property Group Inc ‡	10,858	1,676
SL Green Realty Corp ‡	3,115	302
UDR Inc ‡	8,900	317
Ventas Inc ‡	12,610	624
Vornado Realty Trust ‡	6,131	413
Welltower Inc ‡	12,707	692
Weyerhaeuser Co ‡	26,060	912

		21,559

Telecommunication Services — 1.8%
AT&T Inc	213,303	7,604
CenturyLink Inc	33,857	556
Verizon Communications Inc	142,598	6,819

		14,979

Utilities — 2.7%
AES Corp	22,612	257
Alliant Energy Corp	7,800	319
Ameren Corp	8,644	489
American Electric Power	16,929	1,161
American Water Works Co Inc	6,100	501
CenterPoint Energy Inc	14,417	395
CMS Energy Corp	10,013	453
Consolidated Edison Inc	10,878	848
Dominion Energy Inc	22,804	1,538
DTE Energy Co	6,341	662
Duke Energy Corp	24,198	1,875

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	5

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edison International	11,390	$725
Entergy Corp	6,077	479
Eversource Energy	10,844	639
Exelon Corp	33,490	1,306
FirstEnergy Corp	15,121	514
NextEra Energy Inc	16,298	2,662
NiSource Inc	11,013	263
NRG Energy Inc	10,564	323
PG&E Corp *	17,593	773
Pinnacle West Capital	3,794	303
PPL Corp	24,039	680
Public Service Enterprise Group	17,357	872
SCANA Corp	4,880	183
Sempra Energy	8,568	953
Southern Co	35,382	1,580
WEC Energy Group Inc	10,937	686

Description	Shares	Market Value ($ Thousands)

Xcel Energy Inc	17,746	$807

		22,246

Total Common Stock (Cost $610,283) ($ Thousands)		778,015

EXCHANGE TRADED FUND — 0.6%

SPDR S&P 500 ETF Trust (A)	18,200	4,789

Total Exchange Traded Fund (Cost $4,789) ($ Thousands)		4,789

Total Investments in Securities— 96.0% (Cost $615,072) ($ Thousands)		$782,804

	Contracts
PURCHASED OPTION — 0.0%

Total Purchased Option (B) (Cost $254) ($ Thousands)	309	$8

A list of the exchange traded option contracts held by the Fund at March 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%

Call Options
April 2018, S&P 500 Index Option Call*	309	$81,603	$2,940	04/21/18	$8

Total Purchased Option		$81,603			$8

A list of the open futures contracts held by the Fund at March 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

S&P 500 Index E-MINI	(353)	Jun-2018	$(48,242)	$(46,649)	$1,593

TOPIX Index	499	Jun-2018	79,689	80,070	660

			$31,447	$33,421	$2,253

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2018

Dynamic Asset Allocation Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Bank of America	04/10/18	USD	123,807	INR	7,998,936	$ (1,214)

Bank of America	04/10/18	INR	7,998,936	USD	124,375	1,781

Bank of America	01/09/19	USD	1,163	SAR	4,364	—

Bank of America	01/09/19	USD	2,313	SAR	8,674	—

Bank of America	01/09/19	SAR	163,795	USD	43,494	(175)

Barclays PLC	04/10/18	USD	3,486	JPY	370,812	4

Barclays PLC	04/10/18	USD	4,176	EUR	3,392	(1)

Citigroup	04/10/18	EUR	3,749	USD	4,494	(120)

Citigroup	04/10/18	JPY	222,456	USD	1,977	(116)

Goldman Sachs	04/10/18	EUR	1,946	USD	2,429	35

JPMorgan Chase Bank	04/10/18	USD	3,156	JPY	335,714	3

JPMorgan Chase Bank	04/10/18	JPY	182,348	USD	1,675	(41)

Morgan Stanley	04/10/18	USD	4,174	EUR	3,411	24

Morgan Stanley	04/10/18	USD	21,063	TWD	619,264	208

Morgan Stanley	04/10/18	TWD	619,264	USD	20,980	(292)

Societe Generale	04/10/18	USD	1,123	EUR	929	20

Societe Generale	04/10/18	USD	20,944	SGD	27,816	275

Societe Generale	04/10/18	JPY	183,576	USD	1,638	(90)

Standard Chartered	04/10/18	USD	83,795	KRW	89,052,794	(156)

Standard Chartered	04/10/18	KRW	89,052,794	USD	83,268	(371)

UBS	04/10/18	SGD	27,279	USD	20,418	(392)

Westpac Banking	04/10/18	SGD	537	USD	402	(7)

						$ (625)

A list of the open OTC swap agreements held by the Fund at March 31, 2018, is as follows:

Total Return Swaps

Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value ($ Thousands)	Upfront Payments/ Receipts ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	Russell 1000 Growth Index	Index Return	3M USD-LIBOR plus 25BPS	Monthly	09/18/2018	USD	$84,256	$2,753	$–	$2,753
Morgan Stanley	Russell 1000 Value Index	3M USD-LIBOR plus 30BPS	Index Return	Monthly	09/18/2018	USD	(78,277)	(1,598)	–	(1,598)

									$–	$1,155

Percentages are based on Net Assets of $815,841 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of March 31, 2018.
(B)	Refer to table below for details on Options Contracts.

BPS — Basis Point

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

INR — Indian Rupee

JPY — Japanese Yen

Ltd — Limited

KRW — Korean Won

LIBOR— London Interbank Offered Rate

OTC — Over-the-counter

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR — Saudi Riyal

SGD — Singapore Dollar

SPDR — S&P Depository Receipts

TOPIX — Tokyo Stock Exchange

TWD — Taiwan Dollar

USD — United States Dollar

The following is a list of the level of inputs used as of March 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$778,015	$–	$–	$778,015
Exchange Traded Fund	4,789	–	–	4,789

Total Investments in Securities	$782,804	$–	$–	$782,804

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$8	$—	$—	$8

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018	7

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2018

Dynamic Asset Allocation Fund (Continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Appreciation	2,253	—	—	2,253

Forwards Contracts *

Unrealized Appreciation	—	2,350	—	2,350

Unrealized Depreciation	—	(2,975)	—	(2,975)
OTC Swaps
Total Return Swaps *

Unrealized Appreciation	—	2,753	—	2,753

Unrealized Depreciation	—	(1,598)	—	(1,598)

Total Other Financial Instruments	$2,261	$530	$—	$2,791

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2018

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 8, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: June 8, 2018